AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
M
Shares Value
Common Stocks (98.8%):
Aerospace & Defense (1.1%):
3,470 Airbus SE $ 508,034
17,862 Austal, Ltd.* 36,020
512 Avon Technologies PLC 8,350
20,377 Babcock International Group plc 128,936
11,064 BAE Systems plc 183,115
2,360 Bombardier, Inc., Class B* 179,596
6,780 CAE, Inc.* 127,297
5,345 Chemring Group plc 26,240
75 CTT Systems AB 2,010
409 Dassault Aviation SA 84,243
116 Elbit Systems, Ltd. 23,086
18,663 Electro Optic Systems Holdings, Ltd.* 18,335
89 FACC AG* 640
2,296 Hensoldt AG 75,324
2,300 Heroux-Devtek, Inc.* 54,596
1,599 INVISIO AB 36,402
562 Kongsberg Gruppen ASA 55,082
5,226 Leonardo SpA 116,619
394 LISI SA 11,620
4,014 MDA Space, Ltd.* 51,589
20,772 Melrose Industries plc 127,029
291 MTU Aero Engines AG 90,688
15,760 QinetiQ Group plc 94,775
930 Rheinmetall AG 502,671
69,646 Rolls-Royce Holdings plc* 491,770
1,212 Saab AB, Class B* 25,799
2,037 Safran SA 480,568
15,312 Senior plc 31,292
28,600 Singapore Technologies Engineering, Ltd. 103,415
1,707 Thales SA 271,111
3,946,252
Air Freight & Logistics (0.9%):
2,500 AZ-COM MARUWA Holdings, Inc. 20,034
4,417 bpost SA 12,609
6,355 CTT-Correios de Portugal SA 31,074
24,168 Deutsche Post AG 1,076,081
2,165 DSV A/S 449,346
8,434 Freightways Group, Ltd. 48,740
4,000 Hamakyorex Co., Ltd. 34,842
138 ID Logistics Group SACA* 58,304
10,034 InPost SA* 189,317
40,765 International Distribution Services PLC 186,680
20,500 Kerry Logistics Network, Ltd. 22,834
1,800 Konoike Transport Co., Ltd. 31,292
2,607 Logista Integral SA 78,551
958 Mainfreight, Ltd. 43,416
900 Mitsui-Soko Holdings Co., Ltd. 38,970
3,300 NIPPON EXPRESS HOLDINGS, Inc. 173,965
783 Oesterreichische Post AG 26,166
18,673 PostNL NV* 26,121
2,700 Sankyu, Inc. 90,692
900 SBS Holdings, Inc. 17,059
3,900 Senko Group Holdings Co., Ltd. 33,893
8,300 SG Holdings Co., Ltd. 89,147
500 Shibusawa Warehouse Co., Ltd. (The) 10,477
51,000 Singapore Post, Ltd. 18,493
300 Tonami Holdings Co., Ltd. 13,099
Shares Value
Common Stocks, continued
Air Freight & Logistics, continued
400 Trancom Co., Ltd. $ 29,730
7,700 Yamato Holdings Co., Ltd. 87,876
2,938,808
Automobile Components (1.5%):
1,000 Aisan Industry Co., Ltd. 9,748
9,900 Aisin Corp. 109,153
7,300 Akebono Brake Industry Co., Ltd.* 6,508
1,027 AKWEL SADIR 11,095
6,206 Amotiv, Ltd. 44,790
3,383 ARB Corp. Ltd.* 111,363
252 Autoneum Holding AG 35,694
1,920 Brembo NV 21,045
10,300 Bridgestone Corp. 396,169
1,647 Bulten AB 10,991
1,876 CIE Automotive SA 53,922
18,980 Cie Generale des Etablissements Michelin SCA 770,505
12,732 CIR SpA-Compagnie Industriali* 8,122
4,638 Continental AG 300,011
2,800 Daido Metal Co., Ltd. 9,447
2,400 Daikyonishikawa Corp. 10,706
8,000 Denso Corp. 119,092
10,366 Dometic Group AB(a) 61,731
20,239 Dowlais Group plc 15,815
1,800 Eagle Industry Co., Ltd. 25,729
673 EDAG Engineering Group AG 6,699
1,724 ElringKlinger AG 8,245
1,500 Exco Technologies, Ltd. 8,863
1,700 Exedy Corp. 37,910
2,300 FCC Co., Ltd. 38,217
342 Feintool International Holding AG, Registered Shares 7,076
4,399 Forvia SE 45,345
1,000 F-Tech, Inc. 3,588
2,200 Fujikura Composites, Inc. 18,201
4,000 Futaba Industrial Co., Ltd. 19,293
6,562 Gestamp Automocion SA(a) 20,209
1,400 G-Tekt Corp. 15,359
648 Hella GmbH & Co. KGaA 61,878
1,600 HI-LEX Corp. 16,002
700 H-One Co., Ltd. 4,592
300 Imasen Electric Industrial 1,158
19,642 Johnson Electric Holdings, Ltd. 28,906
9,800 JTEKT Corp. 69,962
1,800 Kasai Kogyo Co., Ltd.* 1,993
276 Kendrion NV* 3,518
6,700 Koito Manufacturing Co., Ltd. 92,560
25,060 Kongsberg Automotive ASA* 3,768
1,000 KYB Corp. 33,632
1,933 Linamar Corp. 90,196
9,613 Magna International, Inc. 394,387
613 Magna International, Inc., ADR 25,158
3,466 Martinrea International, Inc. 29,347
2,000 Mitsuba Corp. 12,553
400 Murakami Corp. 13,622
2,500 Musashi Seimitsu Industry Co., Ltd. 34,178
6,400 NHK Spring Co., Ltd. 81,338
600 Nichirin Co., Ltd. 14,586
3,200 Nifco, Inc. 81,232
2,200 Nippon Seiki Co., Ltd. 17,808

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Automobile Components, continued
800 Nishikawa Rubber Co., Ltd. $ 9,857
4,200 Niterra Co., Ltd. 117,485
2,700 NOK Corp. 42,299
7,243 Nokian Renkaat Oyj 71,459
1,900 NPR-RIKEN Corp. 30,496
1,743 Opmobility 17,445
2,600 Pacific Industrial Co., Ltd. 24,915
1,500 Piolax, Inc. 24,470
11,207 Pirelli & C SpA(a) 68,063
6,300 Press Kogyo Co., Ltd. 25,371
3,582 PWR Holdings, Ltd. 22,387
1,900 Sanoh Industrial Co., Ltd. 9,810
2,200 Seiren Co., Ltd. 41,444
2,400 Shoei Co., Ltd. 37,388
6,538 Sogefi SpA 14,526
5,600 Stanley Electric Co., Ltd. 104,154
15,500 Sumitomo Electric Industries, Ltd. 248,766
2,900 Sumitomo Riko Co., Ltd. 29,525
8,300 Sumitomo Rubber Industries, Ltd. 90,952
300 T RAD Co., Ltd. 7,156
1,400 Tachi-S Co., Ltd. 17,837
800 Taiho Kogyo Co., Ltd. 3,417
20,259 TI Fluid Systems plc(a) 44,583
2,500 Tokai Rika Co., Ltd. 34,221
2,500 Topre Corp. 31,249
6,400 Toyo Tire Corp. 93,490
2,800 Toyoda Gosei Co., Ltd. 47,834
3,800 Toyota Boshoku Corp. 49,565
1,500 TPR Co., Ltd. 23,072
4,400 TS Tech Co., Ltd.^ 53,591
2,000 Unipres Corp. 15,608
4,944 Valeo SE 59,715
3,400 Yokohama Rubber Co., Ltd. (The) 76,276
600 Yorozu Corp. 4,505
5,065,946
Automobiles (2.3%):
6,683 Bayerische Motoren Werke AG 589,333
643 Ferrari NV, ADR 302,281
398 Ferrari NV 186,404
49,800 Honda Motor Co., Ltd. 525,651
2,388 Honda Motor Co., Ltd., ADR 75,771
25,100 Isuzu Motors, Ltd. 338,662
298 Knaus Tabbert AG 10,182
22,800 Mazda Motor Corp. 170,940
17,560 Mercedes-Benz Group AG 1,134,868
29,100 Mitsubishi Motors Corp.^ 78,308
52,100 Nissan Motor Co., Ltd.^ 146,742
2,700 Nissan Shatai Co., Ltd. 19,567
8,981 Piaggio & C SpA 26,335
5,095 Renault SA 221,443
34,456 Stellantis NV 476,386
14,641 Stellantis NV, ADR 205,706
14,700 Subaru Corp. 255,468
20,500 Suzuki Motor Corp. 228,855
143,320 Toyota Motor Corp. 2,567,272
427 Trigano SA 54,978
597 Volkswagen AG 66,643
12,581 Volvo Car AB, Class B* 34,608
Shares Value
Common Stocks, continued
Automobiles, continued
35,200 Yamaha Motor Co., Ltd. $ 315,390
8,031,793
Banks (9.7%):
2,800 77 Bank, Ltd. (The) 76,613
11,825 ABN AMRO Bank NV(a) 213,546
536 Addiko Bank AG 10,444
55,718 AIB Group plc 319,356
1,500 Akita Bank, Ltd. (The) 22,737
3,419 Aktia Bank Oyj 35,389
189 Alandsbanken Abp, Class B 7,155
24,188 ANZ Group Holdings, Ltd.* 510,964
3,500 Aozora Bank, Ltd.^ 65,062
3,767 Auswide Bank, Ltd.* 10,790
1,900 Awa Bank, Ltd. (The) 32,509
22,269 Banca Monte dei Paschi di Siena SpA 128,829
20,525 Banca Popolare di Sondrio SPA 157,291
61,614 Banco Bilbao Vizcaya Argentaria SA 666,879
44,899 Banco Bilbao Vizcaya Argentaria SA, ADR 486,705
45,681 Banco BPM SpA 308,590
496,450 Banco Comercial Portugues SA, Class R 224,333
197,769 Banco de Sabadell SA 419,360
2,101 Banco di Desio e della Brianza SpA 12,928
134,424 Banco Santander SA 686,864
7,314 Bank Hapoalim BM 73,417
9,914 Bank Leumi Le-Israel BM 97,282
30,859 Bank of East Asia, Ltd. (The)* 39,665
1,912 Bank of Georgia Group plc 93,963
46,282 Bank of Ireland Group plc 517,748
900 Bank of Iwate, Ltd. (The) 14,252
2,471 Bank of Montreal 222,999
4,062 Bank of Montreal, ADR 366,392
500 Bank of Nagoya, Ltd. (The) 21,678
1,872 Bank of Nova Scotia (The) 102,010
8,317 Bank of Nova Scotia (The), ADR 453,193
37,913 Bank of Queensland, Ltd.* 162,304
800 Bank of Saga, Ltd. (The) 11,675
2,000 Bank of the Ryukyus, Ltd. 13,870
38,197 Bankinter SA 337,291
71 Banque Cantonale de Geneve, Class BR 21,659
1,029 Banque Cantonale Vaudoise, Registered Shares 106,262
120,035 Barclays plc 361,178
2,296 BAWAG Group AG(a) 177,908
19,808 Bendigo & Adelaide Bank, Ltd. 159,988
207 Berner Kantonalbank AG, Registered Shares 55,788
8,488 BNP Paribas SA 582,407
35,542 BOC Hong Kong Holdings, Ltd. 113,338
57,818 BPER Banca SpA 325,779
82,166 CaixaBank SA 489,717
5,363 Canadian Imperial Bank of Commerce, ADR 328,966
3,050 Canadian Imperial Bank of Commerce 187,109
4,227 Canadian Western Bank* 168,261
10,400 Chiba Bank, Ltd. (The) 83,782
3,000 Chiba Kogyo Bank, Ltd. (The) 21,787
9,100 Chugin Financial Group, Inc. 90,892
6,677 Close Brothers Group plc 36,730
21,558 Commerzbank AG 397,516
9,451 Commonwealth Bank of Australia 886,941
20,500 Concordia Financial Group, Ltd. 113,617
8,122 Credit Agricole SA 124,139

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
4,901 Credito Emiliano SpA $ 55,468
16,000 Dah Sing Banking Group, Ltd. 14,239
5,600 Dah Sing Financial Holdings, Ltd. 17,822
3,800 Daishi Hokuetsu Financial Group, Inc. 62,479
12,069 Danske Bank A/S 363,434
17,661 DBS Group Holdings, Ltd. 524,667
5,817 DNB Bank ASA 119,366
1,600 Ehime Bank, Ltd. (The) 11,659
1,682 EQB, Inc. 129,667
4,404 Erste Group Bank AG 241,598
650 FIDEA Holdings Co., Ltd. 6,449
15,344 FinecoBank Banca Fineco SpA 263,063
3,600 First Bank of Toyama, Ltd. (The) 26,748
524 First International Bank Of Israel, Ltd. (The) 21,724
1,000 Fukui Bank, Ltd. (The) 12,821
3,700 Fukuoka Financial Group, Inc. 94,965
11,200 Gunma Bank, Ltd. (The) 68,744
12,600 Hachijuni Bank, Ltd. (The) 74,003
4,005 Hang Seng Bank, Ltd. 49,821
34,267 Heartland Group Holdings, Ltd. 22,014
13,900 Hirogin Holdings, Inc. 107,549
1,000 Hokkoku Financial Holdings, Inc. 29,702
5,800 Hokuhoku Financial Group, Inc. 63,374
65,939 HSBC Holdings plc 591,334
17,017 HSBC Holdings plc, ADR 768,998
10,500 Hyakugo Bank, Ltd. (The) 39,992
1,000 Hyakujushi Bank, Ltd. (The) 17,290
3 Hypothekarbank Lenzburg AG, Class R 14,603
27,088 ING Groep NV 492,620
93,538 Intesa Sanpaolo SpA 400,321
25,198 Israel Discount Bank, Ltd., Class A 141,384
9,700 Iyogin Holdings, Inc. 92,185
12,900 Japan Post Bank Co., Ltd. 120,550
44,262 Judo Capital Holdings, Ltd.* 50,707
2,000 Juroku Financial Group, Inc. 55,141
1,969 Jyske Bank A/S, Registered Shares 153,500
10,343 KBC Group NV 822,826
5,800 Keiyo Bank, Ltd. (The) 28,399
400 Kita-Nippon Bank, Ltd. (The) 6,636
3,000 Kiyo Bank, Ltd. (The) 35,076
4,700 Kyoto Financial Group, Inc. 72,534
13,390 Kyushu Financial Group, Inc. 65,269
1,096 Laurentian Bank of Canada* 22,093
562 Liechtensteinische Landesbank AG 48,022
362,341 Lloyds Banking Group plc 284,467
109,681 Lloyds Banking Group plc, ADR 342,205
583 Luzerner Kantonalbank AG, Registered Shares 43,611
27,470 Mebuki Financial Group, Inc. 110,275
13,201 Mediobanca Banca di Credito Finanziario SpA 225,394
89,600 Mitsubishi UFJ Financial Group, Inc. 912,233
800 Miyazaki Bank, Ltd. (The) 14,981
1,267 Mizrahi Tefahot Bank, Ltd. 49,610
19,480 Mizuho Financial Group, Inc. 400,454
1,300 Musashino Bank, Ltd. (The) 24,205
5,245 MyState, Ltd.* 13,328
1,300 Nanto Bank, Ltd. (The) 27,339
25,317 National Australia Bank, Ltd. 655,490
10,732 National Bank of Canada^ 1,013,759
91,647 NatWest Group plc 423,341
Shares Value
Common Stocks, continued
Banks, continued
7,829 NatWest Group plc, ADR $ 73,279
4,800 Nishi-Nippon Financial Holdings, Inc. 54,731
51,291 Nordea Bank Abp 604,042
14,112 Nordea Bank Abp Helsinki 166,368
3,381 Norion Bank AB* 13,807
15,000 North Pacific Bank, Ltd. 40,474
1,800 Ogaki Kyoritsu Bank, Ltd. (The) 22,911
1,000 Oita Bank, Ltd. (The) 21,486
820 Okinawa Financial Group, Inc. 13,053
461 Oma Saastopankki Oyj 7,341
22,346 Oversea-Chinese Banking Corp., Ltd. 263,203
2,493 Pareto Bank ASA 15,495
5,215 Permanent TSB Group Holdings plc* 10,155
1,522 Procrea Holdings, Inc. 18,642
28,000 Public Financial Holdings, Ltd.* 6,421
4,183 Raiffeisen Bank International AG 83,358
1,400 Rakuten Bank, Ltd.* 31,837
21,175 Resona Holdings, Inc. 147,650
1,316 Ringkjoebing Landbobank A/S 207,443
6,129 Royal Bank of Canada, ADR 764,470
12,835 Royal Bank of Canada 1,602,121
1,190 San ju San Financial Group, Inc. 13,682
9,000 San-In Godo Bank, Ltd. (The) 76,747
1,300 SBI Sumishin Net Bank, Ltd. 24,400
11,600 Senshu Ikeda Holdings, Inc. 26,353
26,300 Seven Bank, Ltd.^ 52,420
2,200 Shiga Bank, Ltd. (The) 49,894
3,500 Shikoku Bank, Ltd. (The) 23,560
400 Shimizu Bank, Ltd. (The) 4,112
9,000 Shizuoka Financial Group, Inc. 78,262
19,850 Skandinaviska Enskilda Banken AB, Class A 303,821
11,891 Societe Generale SA 296,397
3,454 Spar Nord Bank A/S 65,963
1,288 Sparebank 1 Oestlandet 17,729
2,534 SpareBank 1 Sorost-Norge 16,342
3,098 SpareBank 1 SR-Bank ASA 40,008
1,551 Sparebanken More 12,343
801 Sparebanken Sor 13,301
523 Sparekassen Sjaelland-Fyn A/S 16,287
126 St Galler Kantonalbank AG, Registered Shares 61,771
39,691 Standard Chartered plc 422,006
30,300 Sumitomo Mitsui Financial Group, Inc. 645,152
5,900 Sumitomo Mitsui Trust Group, Inc. 140,096
8,000 Suruga Bank, Ltd. 62,358
11,874 Svenska Handelsbanken AB, Class A 122,014
8,480 Swedbank AB, Class A 179,986
2,725 Sydbank AS 134,396
2,168 TBC Bank Group plc* 76,802
435 TF Bank AB* 11,323
4,500 Tochigi Bank, Ltd. (The) 8,279
6,500 Toho Bank, Ltd. (The)^ 11,916
1,100 Tokyo Kiraboshi Financial Group, Inc. 31,796
7,500 TOMONY Holdings, Inc. 19,482
5,540 Toronto-Dominion Bank (The), ADR 350,460
16,877 Toronto-Dominion Bank (The) 1,067,308
2,100 Towa Bank, Ltd. (The) 8,648
6,200 Tsukuba Bank, Ltd. 10,259
64,696 Unicaja Banco SA(a) 82,333
12,367 UniCredit SpA 543,392

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
20,027 United Overseas Bank, Ltd. $ 502,654
743 Valiant Holding AG 87,337
900 VersaBank 11,952
30,944 Vestjysk Bank A/S 19,504
45,112 Virgin Money UK plc 131,457
239 Walliser Kantonalbank, Registered Shares 31,918
27,945 Westpac Banking Corp. 614,472
1,600 Yamagata Bank, Ltd. (The) 11,299
7,300 Yamaguchi Financial Group, Inc. 79,108
1,800 Yamanashi Chuo Bank, Ltd. (The) 20,121
6 Zuger Kantonalbank, Class BR 59,316
33,578,218
Beverages (1.0%):
3,168 AG Barr plc 26,417
1,900 Andrew Peller, Ltd., Class A 5,522
10,005 Anheuser-Busch InBev SA/NV 662,808
11,700 Asahi Group Holdings, Ltd. 153,258
13,102 Britvic plc 223,324
30,200 Budweiser Brewing Co. APAC, Ltd.(a) 39,867
14,772 C&C Group plc 32,148
3,043 Carlsberg AS, Class B 362,607
4,300 Coca-Cola Bottlers Japan Holdings, Inc. 59,750
3,519 Coca-Cola Europacific Partners plc 277,121
3,146 Coca-Cola HBC AG 112,044
1,957 Davide Campari-Milano NV, Class M 16,579
1,384 Diageo plc, ADR 194,231
8,372 Diageo plc 292,062
1,463 Heineken NV 129,703
2,400 Ito En, Ltd. 57,016
8,000 Kirin Holdings Co., Ltd. 121,915
109 Laurent-Perrier 12,980
2,800 Lifedrink Co., Inc. 37,421
653 Olvi Oyj, A Shares 21,444
684 Pernod Ricard SA 103,373
2,850 Primo Water Corp. 71,909
4,000 Primo Water Corp., ADR 101,000
2,032 Royal Unibrew A/S 170,654
900 Sapporo Holdings, Ltd. 49,627
2,400 Suntory Beverage & Food, Ltd. 90,122
5,400 Takara Holdings, Inc. 45,815
12,746 Treasury Wine Estates, Ltd. 105,955
3,576,672
Biotechnology (0.4%):
24,100 AnGes, Inc.*^ 10,648
86 Argenx SE* 46,543
57 Argenx SE, ADR* 30,899
418 Basilea Pharmaceutica AG, Registered Shares* 22,911
2,965 Bavarian Nordic A/S* 102,267
1,455 BioGaia AB, B Shares 16,097
760 Clinuvel Pharmaceuticals, Ltd. 7,370
1,294 CSL, Ltd. 256,614
1,490 Galapagos NV* 42,886
1,101 Genmab A/S* 268,025
2,700 GNI Group, Ltd.* 54,504
2,347 Grifols SA* 26,654
9,021 Mesoblast, Ltd.* 7,284
2,600 PeptiDream, Inc.* 48,422
176 Pharma Mar SA 9,724
Shares Value
Common Stocks, continued
Biotechnology, continued
20,503 Pharming Group NV* $ 17,130
9,666 PureTech Health plc* 18,999
1,337 Swedish Orphan Biovitrum AB* 43,087
2,800 Takara Bio, Inc. 19,637
2,687 Telix Pharmaceuticals, Ltd.* 38,676
1,960 Vitrolife AB 49,349
2,224 Zealand Pharma A/S* 270,058
1,407,784
Broadline Retail (0.9%):
1,600 ASKUL Corp. 24,126
32,923 B&M European Value Retail SA 182,822
1,600 Beenos, Inc. 29,542
1,900 Belluna Co., Ltd. 9,589
1,959 Canadian Tire Corp., Ltd., Class A* 234,810
5,007 Dollarama, Inc. 512,955
6,374 Europris ASA(a) 40,696
24,372 Harvey Norman Holdings, Ltd. 83,574
1,900 Isetan Mitsukoshi Holdings, Ltd. 29,645
1,000 Izumi Co., Ltd. 24,720
11,200 J. Front Retailing Co., Ltd. 121,262
4,015 Lindex Group OYJ* 13,242
4,200 Mercari, Inc.* 73,603
30,000 Metro Holdings, Ltd. 11,105
47,139 Myer Holdings, Ltd. 27,019
2,207 Next plc 289,026
3,400 Pan Pacific International Holdings Corp. 87,765
7,938 Prosus NV* 343,266
3,776 Puuilo Oyj 40,588
5,800 Rakuten Group, Inc.* 37,558
4,700 Ryohin Keikaku Co., Ltd. 86,544
1,600 Seria Co., Ltd. 39,082
11,800 Takashimaya Co., Ltd. 94,281
24,280 THG plc* 17,857
2,195 Tokmanni Group Corp. 27,054
3,646 Warehouse Group, Ltd. (The) 2,710
9,810 Wesfarmers, Ltd. 477,174
4,000 Wing On Co. International, Ltd. 6,362
2,967,977
Building Products (1.3%):
4,500 AGC, Inc. 146,023
2,028 Arbonia AG* 31,025
3,907 Assa Abloy AB, Class B 131,601
131 Belimo Holding AG, Class R 93,621
2,400 Bunka Shutter Co., Ltd. 30,253
1,706 Carel Industries SpA(a) 37,356
1,800 Central Glass Co., Ltd. 42,755
8,882 Cie de Saint-Gobain SA 809,487
2,900 Daikin Industries, Ltd. 407,258
5,524 Deceuninck NV 16,175
130 dormakaba Holding AG 96,313
39,715 Fletcher Building, Ltd.* 74,425
35 Forbo Holding AG, Registered Shares 36,471
713 Geberit AG, Registered Shares 465,522
9,771 Genuit Group plc 62,658
12,753 GWA Group, Ltd. 21,239
7,079 Inrom Construction Industries, Ltd. 24,242
2,938 Inwido AB 54,413
5,198 James Halstead plc 12,305

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Building Products, continued
3,006 Kingspan Group plc $ 282,923
1,200 Komatsu Wall Industry Co., Ltd. 12,745
1,300 Kondotec, Inc. 10,945
2,281 Lindab International AB 63,988
12,600 Lixil Corp. 150,573
687 LU-VE SpA 20,356
297 Meier Tobler Group AG 9,254
3,351 Munters Group AB(a) 76,590
641 Nederman Holding AB 13,671
2,170 Nibe Industrier AB, Class B 11,912
2,400 Nichias Corp. 95,121
1,100 Nichiha Corp. 26,709
300 Nihon Dengi Co., Ltd. 11,858
1,800 Nihon Flush Co., Ltd. 11,332
4,900 Nippon Sheet Glass Co., Ltd.* 12,751
2 Norcros plc 7
1,552 Nordic Waterproofing Holding AB 25,562
1,500 Noritz Corp. 19,077
1,400 Okabe Co., Ltd. 7,733
27,365 Reliance Worldwide Corp., Ltd. 111,857
238 ROCKWOOL A/S, Class A 110,655
448 ROCKWOOL A/S, Class B 210,570
1,900 Sankyo Tateyama, Inc. 9,914
4,300 Sanwa Holdings Corp. 113,467
47 Schweiter Technologies AG 23,744
700 Sekisui Jushi Corp. 11,284
700 Shin Nippon Air Technologies Co., Ltd. 16,953
900 Sinko Industries, Ltd. 29,546
3,824 Systemair AB 34,025
1,800 Takara Standard Co., Ltd. 20,051
700 Takasago Thermal Engineering Co., Ltd. 25,187
2,900 TOTO, Ltd. 107,869
3,919 Volution Group plc 32,129
56,797 Xinyi Glass Holdings, Ltd.* 66,246
533 Zehnder Group AG, Registered Shares 34,907
4,414,653
Capital Markets (3.1%):
14,788 3i Group plc 654,570
24,792 ABG Sundal Collier Holding ASA 15,512
54,618 abrdn plc 119,315
3,200 AGF Management, Ltd., Class B* 21,652
900 Aizawa Securities Group Co., Ltd. 11,117
14,871 AJ Bell plc 89,407
14,996 Allfunds Group plc 92,223
903 Altamir 24,427
1,582 Amundi SA(a) 118,265
7,128 Anima Holding SpA(a) 43,279
16,877 Ashmore Group plc 46,334
921 ASX, Ltd. 40,672
4,100 Australian Ethical Investment, Ltd. 12,384
2,866 Avanza Bank Holding AB 71,083
4,926 Azimut Holding SpA 127,229
3,013 Banca Generali SpA 135,102
521 Bellevue Group AG, Class BR 9,946
5,672 Bridgepoint Group plc(a) 26,132
80,000 Bright Smart Securities & Commodities Group, Ltd. 23,384
6,900 Brookfield Corp. 366,507
614 Brookfield Corp., ADR 32,634
563 Brooks Macdonald Group plc 14,294
Shares Value
Common Stocks, continued
Capital Markets, continued
2,688 Bure Equity AB $ 109,180
2,497 Canaccord Genuity Group, Inc. 16,600
4,442 CI Financial Corp. 60,473
120 Cie Financiere Tradition SA, Class BR 22,560
5,668 CMC Markets plc(a) 23,702
19,000 Daiwa Securities Group, Inc. 135,220
25,588 Deutsche Bank AG, Registered Shares 441,021
8,391 Deutsche Bank AG, Registered Shares, ADR 145,248
552 Deutsche Beteiligungs AG 15,489
2,848 Deutsche Boerse AG 667,774
1,964 DWS Group GmbH & Co. KGaA(a) 80,788
4,307 EFG International AG 57,938
170 eQ Oyj 2,660
899 EQT Holdings, Ltd.* 19,663
2,230 Euronext NV(a) 242,033
4,000 Fiera Capital Corp. 24,432
2,764 flatexDEGIRO AG 39,553
838 Flow Traders, Ltd. 17,653
1,819 Foresight Group Holdings, Ltd. 12,648
5,224 GAM Holding AG* 1,199
2,674 Georgia Capital plc* 33,320
1,396 Gimv NV* 65,178
2,400 GMO Financial Holdings, Inc.^ 10,577
1,175 Guardian Capital Group, Ltd. 35,364
142,000 Guotai Junan International Holdings, Ltd. 24,105
12,880 Hargreaves Lansdown plc 192,048
9,594 Hong Kong Exchanges & Clearing, Ltd. 391,601
1,131 HUB24, Ltd. 45,750
2,000 Ichiyoshi Securities Co., Ltd. 9,410
5,100 iFAST Corp., Ltd. 28,969
16,800 IG Group Holdings plc 206,819
3,232 IGM Financial, Inc. 96,986
4,298 Impax Asset Management Group plc 21,778
28,403 Insignia Financial, Ltd.* 51,583
6,881 IntegraFin Holdings plc 34,140
5,334 Intermediate Capital Group plc 159,375
16,588 Investec plc 126,255
49,718 IP Group plc* 33,135
1,700 IwaiCosmo Holdings, Inc. 23,698
3,400 JAFCO Group Co., Ltd. 47,945
16,600 Japan Exchange Group, Inc. 215,478
3,861 Julius Baer Group, Ltd. 232,676
17,082 Jupiter Fund Management plc 19,749
800 Kyokuto Securities Co., Ltd. 7,773
2,122 Liontrust Asset Management plc 16,635
1,684 London Stock Exchange Group plc 230,212
4,984 MA Financial Group, Ltd. 18,252
2,026 Macquarie Group, Ltd. 326,659
8,413 Magellan Financial Group, Ltd. 58,584
22,059 Man Group plc 62,619
2,300 Marusan Securities Co., Ltd. 14,790
6,300 Matsui Securities Co., Ltd. 34,347
2,471 Meitav Investment House, Ltd. 12,929
2,900 Mito Securities Co., Ltd. 9,446
3,035 MLP SE 19,594
5,700 Monex Group, Inc. 23,988
496 Mutares SE & Co. KGaA 11,618
24,829 Navigator Global Investments, Ltd. 29,901
6,466 Netwealth Group, Ltd. 111,688

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
17,199 Ninety One plc $ 40,137
30,700 Nomura Holdings, Inc. 160,786
1,900 Nordnet AB (publ) 45,599
17,608 NZX, Ltd. 13,995
7,300 Okasan Securities Group, Inc. 31,636
2,547 Onex Corp. 178,420
391 Partners Group Holding AG 588,168
2,699 Perpetual, Ltd.* 34,716
1,524 Pinnacle Investment Management Group, Ltd.* 18,994
11,593 Platinum Asset Management, Ltd. 9,369
2,595 Polar Capital Holdings plc 18,637
75,182 Quilter plc(a) 133,436
942 Rathbones Group plc 22,529
9,785 Ratos AB, B Shares 33,519
4,600 SBI Holdings, Inc. 106,014
16,881 Schroders plc 78,953
14,600 Singapore Exchange, Ltd. 129,747
840 Sparx Group Co., Ltd. 7,723
700 Sprott, Inc. 30,339
7,626 St James's Place plc 74,872
700 Strike Co., Ltd. 21,310
514 Swissquote Group Holding SA, Registered Shares 185,360
1,296 Taaleri plc 11,873
2,584 Tamburi Investment Partners SpA 26,456
4,230 Tel Aviv Stock Exchange, Ltd. 40,052
1,383 Tikehau Capital SCA 37,187
3,155 TMX Group, Ltd. 98,898
8,500 Tokai Tokyo Financial Holdings, Inc. 28,688
4,000 Toyo Securities Co., Ltd. 11,643
45,979 TP ICAP Group plc 145,659
4,993 UBS Group AG, ADR 154,334
22,703 UBS Group AG 701,078
23,024 UOB-Kay Hian Holdings, Ltd.* 27,442
22,000 Value Partners Group, Ltd. 5,376
1,528 Van Lanschot Kempen NV 72,641
1,857 VIEL & Cie SA 22,123
1,341 Vontobel Holding AG, Class R 87,741
245 VP Bank AG, Class A 21,047
574 VZ Holding AG 91,877
3,692 XPS Pensions Group plc 14,286
10,888,936
Chemicals (3.4%):
6,100 5N Plus, Inc.* 30,223
900 Achilles Corp. 9,321
3,100 ADEKA Corp. 63,198
1,800 Aica Kogyo Co., Ltd. 42,634
2,095 Air Liquide SA 404,565
9,200 Air Water, Inc. 129,181
3,503 Akzo Nobel NV 247,047
700 Arakawa Chemical Industries, Ltd. 5,966
2,379 Arkema SA 226,840
1,200 Artience Co., Ltd. 32,515
28,200 Asahi Kasei Corp. 213,021
1,100 ASAHI YUKIZAI Corp. 31,316
18,504 BASF SE 979,138
1,939 Borregaard ASA 36,503
400 C Uyemura & Co., Ltd. 31,986
2,800 Carlit Co., Ltd. 23,162
52,400 China Sunsine Chemical Holdings, Ltd. 19,335
Shares Value
Common Stocks, continued
Chemicals, continued
1,400 Chugoku Marine Paints, Ltd. $ 19,958
4,288 Clariant AG, Registered Shares 64,982
839 Corbion NV 23,945
6,036 Covestro AG*(a) 375,993
701 Croda International plc 39,621
1,000 Dai Nippon Toryo Co., Ltd. 7,613
10,600 Daicel Corp. 98,730
1,700 Daiichi Kigenso Kagaku-Kogyo Co., Ltd. 9,775
900 Dainichiseika Color & Chemicals Manufacturing
Co., Ltd. 18,890
3,200 Denka Co., Ltd. 50,303
3,300 DIC Corp. 74,731
200 DKS Co., Ltd. 4,504
1,349 DSM-Firmenich AG 185,741
19,833 Elementis plc 43,257
13,127 Elkem ASA*(a) 25,522
30 EMS-Chemie Holding AG 25,209
8,516 Ercros SA 33,123
9,485 Essentra plc 19,375
8,885 Evonik Industries AG 207,703
1,418 FUCHS SE 53,268
1,500 Fuso Chemical Co., Ltd. 41,704
51 Givaudan SA, Registered Shares 279,791
200 Gurit Holding AG, Class BR 6,268
7,873 Hexpol AB 81,441
700 Hodogaya Chemical Co., Ltd. 22,335
7,000 ICL Group, Ltd. 29,881
77,951 Incitec Pivot, Ltd. 167,245
1,500 Ishihara Sangyo Kaisha, Ltd. 15,823
1,000 JCU Corp. 24,351
6,129 Johnson Matthey plc 124,982
700 JSP Corp. 9,475
2,800 Kaneka Corp. 76,316
6,800 Kansai Paint Co., Ltd. 121,045
3,300 Kanto Denka Kogyo Co., Ltd. 21,879
600 KeePer Technical Laboratory Co., Ltd. 17,961
1,600 KEIWA, Inc. 12,108
6,014 Kemira Oyj 150,162
1,400 KH Neochem Co, Ltd. 20,530
1,500 Koatsu Gas Kogyo Co., Ltd. 9,083
2,000 Konishi Co., Ltd. 16,883
3,400 Kumiai Chemical Industry Co., Ltd. 19,984
15,400 Kuraray Co., Ltd. 228,141
1,800 Kureha Corp. 35,709
1,200 Kuriyama Holdings Corp. 9,964
2,749 LANXESS AG 86,965
549 Lenzing AG* 21,786
1,900 Lintec Corp. 43,883
400 MEC Co., Ltd. 10,296
2,600 Methanex Corp. 107,438
929 Methanex Corp., ADR 38,405
58,500 Mitsubishi Chemical Group Corp. 375,817
4,600 Mitsubishi Gas Chemical Co., Inc.^ 89,070
3,400 Mitsui Chemicals, Inc. 90,410
600 Moriroku Holdings Co., Ltd. 9,311
12,400 Nanofilm Technologies International, Ltd.^ 8,341
800 Nihon Kagaku Sangyo Co., Ltd. 7,984
2,300 Nihon Nohyaku Co., Ltd. 9,715
4,000 Nihon Parkerizing Co., Ltd. 34,696

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
600 Nippon Chemical Industrial Co., Ltd. $ 11,977
8,800 Nippon Kayaku Co., Ltd. 76,640
12,300 Nippon Paint Holdings Co., Ltd. 94,233
3,800 Nippon Sanso Holdings Corp. 138,686
3,900 Nippon Shokubai Co., Ltd. 47,168
2,200 Nippon Soda Co., Ltd. 38,201
3,700 Nissan Chemical Corp. 132,318
18,000 Nitto Denko Corp. 300,862
7,600 NOF Corp. 130,559
5,423 Novonesis (Novozymes) B 390,568
22,808 Nufarm, Ltd.* 62,390
7,764 Nutrien, Ltd. 373,129
3,137 Nutrien, Ltd., ADR 150,764
3,787 OCI NV 107,745
500 Okamoto Industries, Inc. 18,208
600 Okura Industrial Co., Ltd. 11,188
20,649 Orica, Ltd.* 265,452
900 Osaka Organic Chemical Industry, Ltd. 19,685
1,000 PILLAR Corp. 29,007
1,200 Rasa Industries, Ltd. 22,508
1,958 Recticel SA 28,808
5,800 Resonac Holdings Corp. 149,520
2,800 Riken Technos Corp. 20,245
500 Sakai Chemical Industry Co., Ltd. 8,950
2,400 Sakata INX Corp. 27,030
700 Sanyo Chemical Industries, Ltd. 20,242
900 Sekisui Kasei Co., Ltd. 2,462
1,100 Shikoku Kasei Holdings Corp. 15,797
16,200 Shin-Etsu Chemical Co., Ltd. 677,669
1,800 Shin-Etsu Polymer Co., Ltd. 19,525
886 Sika AG, Registered Shares 293,999
300 SK Kaken Co., Ltd. 17,695
600 Soken Chemical & Engineering Co., Ltd. 13,495
1,125 SOL SpA 44,742
3,243 Solvay SA, Class A 127,130
285 SP Group A/S 14,323
400 Stella Chemifa Corp. 11,512
2,600 Sumitomo Bakelite Co., Ltd. 73,183
39,300 Sumitomo Chemical Co., Ltd. 111,836
300 Sumitomo Seika Chemicals Co., Ltd. 10,759
3,243 Syensqo SA 287,338
682 Symrise AG 94,278
4,585 Synthomer plc* 13,645
700 T Hasegawa Co., Ltd. 16,024
1,800 Taiyo Holdings Co., Ltd. 46,513
600 Takasago International Corp. 23,016
2,100 Tanaka Chemical Corp. 12,233
600 Tayca Corp. 6,882
6,900 Teijin, Ltd. 68,189
500 Tenma Corp. 9,077
1,196 Tessenderlo Group SA 34,013
5,500 Toagosei Co., Ltd. 62,031
9,200 Tokai Carbon Co., Ltd. 59,196
2,200 Tokuyama Corp. 44,327
1,000 Tokyo Ohka Kogyo Co., Ltd. 24,444
25,100 Toray Industries, Inc. 147,788
6,300 Tosoh Corp. 84,278
400 Toyo Gosei Co., Ltd. 22,553
3,400 Toyobo Co., Ltd. 23,489
Shares Value
Common Stocks, continued
Chemicals, continued
5,300 UBE Corp. $ 99,056
1,041 Umicore SA 13,511
700 Valqua, Ltd. 16,135
2,109 Victrex plc 27,407
571 Wacker Chemie AG 56,485
1,291 Yara International ASA 40,901
800 Yushiro Chemical Industry Co., Ltd. 8,729
700 Zacros Corp. 21,507
7,900 Zeon Corp. 74,970
11,933,597
Commercial Services & Supplies (1.2%):
800 Aeon Delight Co., Ltd. 22,614
223,280 AMA Group, Ltd.* 8,793
1,123 Befesa SA(a) 32,570
896 Bilfinger SE 48,276
3,449 Black Diamond Group, Ltd. 24,995
900 Boyd Group Services, Inc. 136,408
26,523 Brambles, Ltd. 349,526
7,404 Bravida Holding AB(a) 55,766
200 Calian Group, Ltd. 6,791
300 Central Security Patrols Co., Ltd. 5,954
338 Cewe Stiftung & Co. KGaA 39,898
51,079 Cleanaway Waste Management, Ltd.* 104,032
3,808 Coor Service Management Holding AB(a) 16,912
2,400 CTS Co., Ltd. 13,853
5,200 Dai Nippon Printing Co., Ltd. 92,619
2,200 Daiseki Co., Ltd. 57,505
6,041 De La Rue plc* 7,107
3,731 Derichebourg SA 21,944
2,180 Dexterra Group, Inc. 11,059
401 DO & CO AG* 60,532
456 doValue SpA*(a) 3,044
26,433 Downer EDI, Ltd. 100,383
1,100 Duskin Co., Ltd. 29,603
16,359 Element Fleet Management Corp. 347,915
8,382 Elis SA 175,075
300 GDI Integrated Facility Services, Inc.* 8,086
2,900 GFL Environmental, Inc. 115,695
435 GL Events SACA 9,290
800 gremz, Inc. 15,808
900 Inaba Seisakusho Co., Ltd. 10,895
2,297 Intrum AB 10,860
1,400 Inui Global Logistics Co., Ltd. 11,248
8,471 ISS A/S 169,596
1,800 Itoki Corp. 18,790
2,600 Japan Elevator Service Holdings Co., Ltd. 56,493
21,513 Johnson Service Group plc 44,807
1,900 Kimura Unity Co., Ltd. 19,155
3,000 Kokuyo Co., Ltd. 52,987
4,600 Kosaido Holdings Co., Ltd. 16,365
400 Kyodo Printing Co., Ltd. 9,246
2,302 Lassila & Tikanoja Oyj 22,799
3,524 Loomis AB 115,890
5,038 Mader Group, Ltd. 17,262
700 Matsuda Sangyo Co., Ltd. 15,671
5,449 Mears Group plc 27,533
39,904 Mitie Group plc 63,187
600 Mitsubishi Pencil Co., Ltd. 10,088
2,800 NAC Co., Ltd. 10,711

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
900 Nichiban Co., Ltd. $ 11,966
15,900 Nippon Parking Development Co., Ltd. 25,724
1,600 Okamura Corp. 22,085
1,100 Oyo Corp. 20,890
5,600 Park24 Co., Ltd.* 70,086
1,100 Pilot Corp. 33,998
491 Pluxee NV* 10,355
2,400 Prestige International, Inc. 11,766
22,243 Prosegur Cash SA(a) 14,478
2,200 Raksul, Inc. 20,078
1,181 RB Global, Inc. 95,062
4,183 Renewi plc 35,804
11,995 Rentokil Initial plc 58,847
900 Sato Holdings Corp. 13,158
952 Sdiptech AB* 27,974
95 Seche Environnement SACA 9,465
1,400 Secom Co., Ltd. 51,715
9,675 Securitas AB, Class B 122,924
51,490 Serco Group plc 122,836
1,227 Societe BIC SA 82,493
15,000 Sohgo Security Services Co., Ltd. 108,248
4,757 SPIE SA 181,923
700 Studio Alice Co., Ltd. 10,055
1,300 Takara & Co., Ltd. 25,283
1,817 Takkt AG 19,648
3,880 TOPPAN Holdings, Inc. 115,029
2,000 TRE Holdings Corp. 23,084
1,000 Waste Connections, Inc. 178,769
418 Waste Connections, Inc., ADR 74,747
4,224,126
Communications Equipment (0.2%):
2,301 ADTRAN Holdings, Inc.* 13,645
485 Adtran Networks SE 10,471
700 Aiphone Co., Ltd. 13,759
1,000 AudioCodes, Ltd. 9,730
700 DKK Co., Ltd. 9,424
1,700 Evertz Technologies, Ltd. 14,834
980 EVS Broadcast Equipment SA 30,976
1,021 HMS Networks AB 40,661
500 Icom, Inc. 9,748
71,424 Nokia Oyj 312,101
23,787 Nokia Oyj, ADR 103,949
10,200 Quarterhill, Inc.* 12,973
418 RTX A/S* 5,164
10,363 Spirent Communications plc* 23,630
684 Telefonaktiebolaget LM Ericsson, Class A 5,182
15,906 Telefonaktiebolaget LM Ericsson, Class B^ 120,271
7,500 VTech Holdings, Ltd. 52,401
788,919
Construction & Engineering (2.1%):
1,210 Ackermans & van Haaren NV 256,935
4,920 ACS Actividades de Construccion y Servicios SA* 227,176
3,353 Aecon Group, Inc. 51,871
1,375 AF Gruppen ASA 16,486
3,000 Asanuma Corp. 14,291
1,130 Ashtrom Group, Ltd.* 15,728
3,162 AtkinsRealis Group, Inc. 128,486
2,010 Badger Infrastructure Solutions, Ltd. 54,653
Shares Value
Common Stocks, continued
Construction & Engineering, continued
16,822 Balfour Beatty plc $ 96,802
3,000 Bird Construction, Inc. 53,575
17,546 Boustead Singapore, Ltd. 13,675
8,388 Bouygues SA 280,920
428 Burkhalter Holding AG 45,142
4,600 Chiyoda Corp.* 9,511
1,700 Chudenko Corp. 39,828
494 Cie d'Entreprises CFE 3,701
4,621 COMSYS Holdings Corp. 100,804
6,159 Costain Group plc* 8,120
500 CTI Engineering Co., Ltd. 15,795
1,000 Dai-Dan Co., Ltd. 20,560
900 Daiho Corp. 21,775
335 Deme Group NV 54,481
4,053 Eiffage SA 391,390
1,640 Elecnor SA 34,438
100 Electra, Ltd./Israel 39,980
7,737 Eltel AB*(a) 5,549
37,002 Empresas ICA SAB de CV*(b) —
5,200 EXEO Group, Inc. 56,415
3,909 Ferrovial SE* 168,241
440 Fudo Tetra Corp. 7,029
7,223 Fugro NV 164,612
200 Fukuda Corp. 7,510
4,363 Galliford Try Holdings plc 17,952
3,400 Hazama Ando Corp. 26,545
600 Hibiya Engineering, Ltd. 14,269
780 HOCHTIEF AG 96,046
783 Implenia AG, Registered Shares 29,290
5,936 INFRONEER Holdings, Inc. 48,570
5,765 Instalco AB 23,749
700 Integrated Design & Engineering Holdings Co., Ltd. 20,932
5,400 JDC Corp. 18,845
8,300 JGC Holdings Corp. 72,671
7,364 Johns Lyng Group, Ltd. 19,036
3,500 Kajima Corp. 65,497
3,000 Kandenko Co., Ltd. 46,642
900 Kawada Technologies, Inc. 15,991
3,807 Keller Group plc 82,246
19,638 Kier Group plc 36,255
3,800 Kinden Corp. 83,568
16,720 Koninklijke BAM Groep NV* 78,299
2,013 Koninklijke Heijmans NV* 58,093
1,600 Kumagai Gumi Co., Ltd. 40,176
1,735 Kvutzat Acro, Ltd. 21,000
800 Kyudenko Corp. 37,884
1,447 Lycopodium, Ltd. 12,293
7,887 Maas Group Holdings, Ltd. 26,087
5,316 Maire SpA 43,965
31,500 MECOM Power and Construction, Ltd.* 694
1,700 Meisei Industrial Co., Ltd. 14,184
3,300 MIRAIT ONE Corp. 48,933
700 Mitsubishi Kakoki Kaisha, Ltd. 17,304
1,800 Miyaji Engineering Group, Inc.^ 26,189
3,871 Monadelphous Group, Ltd.* 34,647
1,573 Morgan Sindall Group plc 64,802
6,701 Mota-Engil SGPS SA 19,153
4,687 NCC AB, Class B 78,400
1,000 Nichireki Group Co., Ltd. 17,473

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,600 Nippon Densetsu Kogyo Co., Ltd. $ 21,414
2,300 Nippon Road Co., Ltd. (The) 27,611
20,879 NRW Holdings, Ltd. 51,837
9,800 Obayashi Corp. 124,237
41,702 Obrascon Huarte Lain SA* 12,245
1,800 Okumura Corp. 54,525
8,600 Oriental Shiraishi Corp. 23,427
3,037 OX2 AB* 17,921
9,643 Peab AB, Class B 77,387
12,800 Penta-Ocean Construction Co., Ltd. 57,070
1,053 Per Aarsleff Holding A/S 63,543
999 Porr AG 15,130
1,500 Raito Kogyo Co., Ltd. 22,653
1,700 Raiznext Corp. 19,606
4,373 Renew Holdings plc 61,616
16,875 Sacyr SA* 60,919
490 Salcef Group SpA 14,044
1,900 Sanki Engineering Co., Ltd. 31,832
1,700 Seikitokyu Kogyo Co., Ltd. 18,190
40,165 Service Stream, Ltd. 42,316
16,220 Severfield plc 17,133
3,211 Shapir Engineering and Industry, Ltd.* 18,498
14,428 Shikun & Binui, Ltd.* 34,887
10,300 Shimizu Corp. 70,731
1,500 Shinnihon Corp. 16,695
1,100 SHO-BOND Holdings Co., Ltd. 43,527
6,342 Skanska AB, Class B 132,426
14,496 Southern Cross Electrical Engineering, Ltd.* 18,436
31,648 SRG Global, Ltd. 24,324
1,361 Stantec, Inc. 109,460
1,244 Stantec, Inc., ADR 100,030
67 Strabag SE 2,789
267 Strabag SE, Class BR 11,155
900 Subaru Enterprise Co., Ltd. 18,983
600 Sumitomo Densetsu Co., Ltd. 18,389
6,980 Sumitomo Mitsui Construction Co., Ltd. 19,481
3,746 Sweco AB, Class B 63,543
700 Taihei Dengyo Kaisha, Ltd. 25,431
800 Taikisha, Ltd. 27,365
1,500 Taisei Corp. 65,656
1,400 Takamatsu Construction Group Co., Ltd. 28,671
400 Tekken Corp. 6,562
7,300 Tess Holdings Co., Ltd. 14,993
3,600 Toa Corp. Tokyo 24,647
4,000 TOA ROAD Corp. 38,492
1,630 Tobishima Corp. 16,322
8,600 Toda Corp. 56,590
2,000 Toenec Corp. 12,987
1,000 Tokyo Energy & Systems, Inc. 7,714
5,100 Tokyu Construction Co., Ltd.^ 25,129
1,100 Totetsu Kogyo Co., Ltd. 26,160
4,300 Toyo Construction Co., Ltd. 40,065
2,100 Toyo Engineering Corp. 10,661
6,066 Veidekke ASA 71,084
44,804 Ventia Services Group Pty, Ltd. 141,271
7,347 Vinci SA 859,486
900 Wakachiku Construction Co., Ltd. 21,559
9,739 Webuild SpA 27,554
14,122 Worley, Ltd. 145,300
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,741 WSP Global, Inc. $ 309,345
1,700 Yahagi Construction Co., Ltd. 18,215
2,400 Yokogawa Bridge Holdings Corp. 44,545
1,500 Yondenko Corp. 13,299
1,200 Yurtec Corp. 12,828
7,393,100
Construction Materials (1.0%):
1,800 Asia Pile Holdings Corp. 10,415
9,272 Breedon Group plc 53,195
4,182 Brickworks, Ltd. 84,207
2,018 Buzzi SpA 80,482
2,105 Cementir Holding NV 22,951
12,668 CRH plc 1,174,830
11,841 Forterra plc(a) 27,569
1,160 H+H International A/S, Class B* 15,863
2,861 Heidelberg Materials AG 310,945
7,265 Holcim AG 710,441
15,092 Ibstock plc(a) 37,511
1,646 Imerys SA 54,641
6,688 James Hardie Industries PLC* 267,642
1,600 Krosaki Harima Corp. 24,887
1,200 Maeda Kosen Co., Ltd. 15,708
8,852 Marshalls plc 39,416
2,500 Nippon Concrete Industries Co., Ltd. 5,959
666 RHI Magnesita NV 30,535
2,500 Shinagawa Refractories Co., Ltd. 29,660
22,814 SigmaRoc plc* 21,629
1,500 Sumitomo Osaka Cement Co., Ltd. 42,814
5,000 Taiheiyo Cement Corp. 117,951
1,300 TYK Corp. 3,660
1,000 Vertex Corp. 14,310
998 Vicat SACA 39,255
3,209 Wienerberger AG 106,146
900 Yotai Refractories Co., Ltd. 10,667
3,353,289
Consumer Finance (0.3%):
23,800 Acom Co., Ltd. 63,345
6,900 AEON Financial Service Co., Ltd. 60,612
7,800 Aiful Corp. 17,552
8,198 Axactor ASA* 3,235
21,927 B2 Impact ASA 17,202
1,697 Cembra Money Bank AG 158,514
3,533 Credit Corp. Group, Ltd. 38,105
6,200 Credit Saison Co., Ltd. 155,206
18,226 FleetPartners Group, Ltd.* 38,977
18,292 Funding Circle Holdings plc*(a) 33,760
800 goeasy, Ltd.* 107,041
2,616 H&T Group plc 13,435
5,740 Hoist Finance AB*(a) 49,061
17,800 Hong Leong Finance, Ltd. 33,938
14,415 International Personal Finance plc 28,747
8,929 Isracard, Ltd. 33,013
5,602 J Trust Co., Ltd. 16,283
900 Jaccs Co., Ltd. 24,099
6,200 Marui Group Co., Ltd. 103,434
272 Moltiply Group SpA 10,062
1,520 Orient Corp. 9,943
213,600 Oshidori International Holdings, Ltd.* 3,545

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Consumer Finance, continued
2,100 Premium Group Co., Ltd. $ 31,095
1,400 Propel Holdings, Inc. 29,433
10,234 Solvar, Ltd. 9,261
38,000 Sun Hung Kai & Co., Ltd. 13,308
10,046 Vanquis Banking Group plc 7,961
29,980 Zip Co., Ltd.* 57,308
1,167,475
Consumer Staples Distribution & Retail (2.3%):
702 Acomo NV 14,112
6,500 Aeon Co., Ltd. 176,647
3,600 Aeon Hokkaido Corp. 23,090
1,600 Ain Holdings, Inc. 60,626
7,372 Alimentation Couche-Tard, Inc. 407,605
1,800 Arcs Co., Ltd. 32,099
2,342 Axfood AB 66,027
3,200 Axial Retailing, Inc. 20,973
600 Belc Co., Ltd. 26,866
18,165 Carrefour SA 309,776
1,100 Cawachi, Ltd. 20,692
23,349 Coles Group, Ltd.* 291,267
2,192 Colruyt Group NV 102,028
1,600 Cosmos Pharmaceutical Corp. 83,282
1,300 Create SD Holdings Co., Ltd. 29,049
500 Daikokutenbussan Co., Ltd. 40,835
12,300 DFI Retail Group Holdings, Ltd. 26,691
439 DocMorris AG*^ 19,380
7,051 Empire Co., Ltd. 215,498
38,373 Endeavour Group, Ltd. 133,075
900 Fuji Co., Ltd./Ehime 13,264
1,000 G-7 Holdings, Inc. 11,646
1,000 Genky DrugStores Co., Ltd. 26,125
993 George Weston, Ltd. 166,687
12,090 GrainCorp, Ltd., Class A 76,975
3,700 H2O Retailing Corp. 53,254
500 Halows Co., Ltd. 14,610
1,600 Heiwado Co., Ltd. 26,671
519 HelloFresh SE* 5,333
10,000 Hong Kong Technology Venture Co., Ltd.* 2,160
200 Itochu-Shokuhin Co., Ltd. 10,010
57,232 J Sainsbury plc 226,359
3,770 Jeronimo Martins SGPS SA 74,094
600 JM Holdings Co., Ltd. 13,429
1,400 Kato Sangyo Co., Ltd. 41,414
3,850 Kesko Oyj, Class A 81,625
13,752 Kesko Oyj, Class B 293,622
2,324 Kitwave Group plc 10,873
3,100 Kobe Bussan Co., Ltd. 97,588
20,773 Koninklijke Ahold Delhaize NV 717,653
1,400 Lacto Japan Co., Ltd. 28,982
1,700 Life Corp. 43,037
1,299 Loblaw Cos., Ltd. 172,982
215 M Yochananof & Sons, Ltd. 12,931
97,500 Marks & Spencer Group plc 486,522
4,040 MatsukiyoCocokara & Co. 66,412
600 Maxvalu Tokai Co., Ltd. 13,328
46,216 Metcash, Ltd.* 114,533
4,561 METRO AG 24,743
3,317 Metro, Inc. 209,695
600 Ministop Co., Ltd. 6,740
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
900 Mitsubishi Shokuhin Co., Ltd. $ 33,080
1,200 Nihon Chouzai Co., Ltd. 11,306
2,100 Nishimoto Co., Ltd. 20,059
2,701 North West Co., Inc. (The) 102,523
17,927 Ocado Group plc* 91,773
1,100 Oisix ra daichi, Inc.* 10,904
3,500 Okuwa Co., Ltd. 21,624
10,925 Olam Group, Ltd. 9,503
1,275 Orsero SpA 18,029
1,200 Qol Holdings Co., Ltd. 11,884
337 Rami Levy Chain Stores Hashikma Marketing 2006,
Ltd. 18,837
1,000 Retail Partners Co., Ltd. 9,538
2,000 San-A Co., Ltd. 35,903
51,300 Seven & i Holdings Co., Ltd. 768,307
28,900 Sheng Siong Group, Ltd. 34,423
800 Shoei Foods Corp. 25,837
4,880 Shufersal, Ltd. 43,454
1,454 Sligro Food Group NV 20,404
38,447 Sonae SGPS SA 40,603
4,400 Sugi Holdings Co., Ltd. 81,545
3,000 Sundrug Co., Ltd. 88,413
122,345 Tesco plc 586,450
1,700 Tsuruha Holdings, Inc. 107,334
2,100 United Super Markets Holdings, Inc.^ 12,394
2,200 Valor Holdings Co., Ltd. 33,766
1,400 Watahan & Co., Ltd. 16,799
4,000 Welcia Holdings Co., Ltd. 56,790
9,503 Woolworths Group, Ltd. 218,425
800 YAKUODO Holdings Co., Ltd. 13,763
700 Yamatane Corp. 14,864
700 Yaoko Co., Ltd. 47,380
2,800 Yokorei Co., Ltd. 18,528
7,867,357
Containers & Packaging (0.7%):
8,133 Billerud Aktiebolag 93,377
4,231 Cascades, Inc. 32,633
5,183 CCL Industries, Inc. 316,009
2,123 Corticeira Amorim SGPS SA 20,922
55,285 DS Smith plc 341,673
3,926 Elopak ASA 16,566
2,100 FP Corp. 41,853
1,900 Fuji Seal International, Inc. 33,509
1,000 Hokkan Holdings, Ltd. 11,996
3,758 Huhtamaki Oyj 146,093
282 Mayr Melnhof Karton AG 27,877
6,689 Metsa Board Oyj 46,847
47,019 Orora, Ltd. 88,681
500 Pack Corp. (The) 12,811
11,200 Rengo Co., Ltd. 78,095
7,692 SIG Group AG 171,770
7,575 Smurfit Westrock plc 379,328
500 Taisei Lamick Co., Ltd. 9,161
600 Tomoku Co., Ltd. 9,853
3,900 Toyo Seikan Group Holdings, Ltd. 61,283
3,570 Transcontinental, Inc., Class A 47,440
3,054 Verallia SA(a) 89,508
750 Vetropack Holding AG 28,208
699 Vidrala SA 79,188

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Containers & Packaging, continued
1,600 Winpak, Ltd. $ 56,212
840 Zignago Vetro SpA 10,262
2,251,155
Distributors (0.1%):
1,200 Arata Corp. 30,403
2,994 B&S Group Sarl(a) 15,640
13,299 Bapcor, Ltd. 48,927
1,000 Central Automotive Products, Ltd. 32,955
194 D'ieteren Group 41,028
1,000 Doshisha Co., Ltd. 14,997
1,400 GSI Creos Corp. 19,523
600 Happinet Corp. 17,362
4,313 Headlam Group plc 7,757
20,122 Inchcape plc 214,654
500 Media Do Co., Ltd. 4,799
1,000 PALTAC Corp. 30,771
85 Tadiran Group, Ltd. 4,568
483,384
Diversified Consumer Services (0.1%):
3,986 AcadeMedia AB(a) 26,508
900 Aucnet, Inc.^ 15,266
3,907 Auction Technology Group plc* 21,995
33,000 EC Healthcare 4,458
44,648 G8 Education, Ltd. 43,642
1,700 IBJ, Inc. 8,592
3,637 IDP Education, Ltd. 40,080
3,200 JP-Holdings, Inc. 16,203
1,200 LITALICO, Inc. 10,431
17,243 ME GROUP INTERNATIONAL plc 44,813
2,872 Pearson plc, ADR 38,973
12,414 Pearson plc 168,306
25,000 Perfect Medical Health Management, Ltd. 8,398
600 PIA Corp. 12,745
900 QB Net Holdings Co., Ltd. 6,810
931 Riso Kyoiku Co., Ltd. 1,675
1,600 San Holdings, Inc. 13,215
482,110
Diversified Telecommunication Services (2.2%):
9,620 Aussie Broadband, Ltd. 25,582
1,200 BCE, Inc. 41,724
492 BCE, Inc., ADR 17,122
28,186 Bezeq The Israeli Telecommunication Corp., Ltd. 32,464
202,666 BT Group plc 401,484
3,346 Cellnex Telecom SA(a) 135,552
16,478 Chorus, Ltd. 91,260
90,000 CITIC Telecom International Holdings, Ltd. 27,803
400 Cogeco, Inc. 17,694
76,574 Deutsche Telekom AG 2,248,822
4,269 Elisa Oyj 226,309
1,192 Eurotelesites AG* 6,347
2,209 Gamma Communications plc 49,255
24,829 Helios Towers plc* 38,048
27,500 HKBN, Ltd. 10,974
78,295 HKT Trust & HKT, Ltd. 100,246
3,276 Infrastrutture Wireless Italiane SpA(a) 40,315
2,700 Internet Initiative Japan, Inc. 56,919
145,781 Koninklijke KPN NV 595,329
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
41,300 NETLINK NBN TRUST $ 29,406
166,400 Nippon Telegraph & Telephone Corp. 170,317
8,252 NOS SGPS SA 33,576
77,843 Orange SA 891,198
628 Ovzon AB* 964
186,202 PCCW, Ltd. 102,160
6,976 Proximus SADP 54,348
3,742 Quebecor, Inc., Class B 97,708
4,571 RAI Way SpA(a) 27,132
13,200 Singapore Telecommunications, Ltd. 33,234
20,077 Spark New Zealand, Ltd. 38,640
12,209 Superloop, Ltd.* 14,597
617 Swisscom AG, Registered Shares 403,118
144,076 Telecom Italia SpA, Savings Share* 45,814
263,060 Telecom Italia SpA/Milano* 73,143
155,950 Telefonica SA 762,402
4,768 Telekom Austria AG 46,735
3,510 Telenor ASA 44,939
47,119 Telia Co. AB 152,447
46,935 Telstra Group, Ltd. 126,075
692 TELUS Corp. 11,611
9,600 TPG Telecom, Ltd.^ 32,627
7,091 Tuas, Ltd.* 26,584
900 U-Next Holdings Co., Ltd. 34,425
5,747 United Internet AG 118,125
1,900 Vision, Inc. 16,600
7,551,174
Electric Utilities (1.3%):
703 Acciona SA 99,602
555 BKW AG 100,650
7,800 Chubu Electric Power Co., Inc. 91,436
6,700 Chugoku Electric Power Co., Inc. (The) 45,673
4,500 CK Infrastructure Holdings, Ltd. 30,645
9,064 CLP Holdings, Ltd. 79,933
15,362 Contact Energy, Ltd. 79,707
38,410 EDP - Energias de Portugal SA 175,445
557 Elia Group SA/NV 63,693
3,812 Elmera Group ASA(a) 12,304
3,600 Emera, Inc. 141,865
6,024 Endesa SA 131,606
102,103 Enel SpA 815,845
1,554 EVN AG 49,043
1,708 Fortis, Inc., ADR 77,612
4,359 Fortis, Inc. 198,078
17,930 Fortum Oyj^ 295,475
25,417 Genesis Energy, Ltd. 34,060
64,500 HK Electric Investments & HK Electric Investments,
Ltd. 43,806
4,600 Hokkaido Electric Power Co., Inc.^ 31,018
3,500 Hokuriku Electric Power Co. 22,576
4,000 Hydro One, Ltd.(a) 138,667
20,729 Iberdrola SA 320,668
7,900 Kansai Electric Power Co., Inc. (The) 130,712
2,800 Kyushu Electric Power Co., Inc. 30,533
3,464 Manawa Energy, Ltd. 11,004
8,182 Mercury NZ, Ltd. 33,432
240 Naturenergie Holding AG 10,641
1,800 Okinawa Electric Power Co., Inc. (The) 13,039
20,606 Origin Energy, Ltd. 142,516

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electric Utilities, continued
1,263 Orsted AS*(a) $ 83,991
8,000 Power Assets Holdings, Ltd. 51,247
9,272 Redeia Corp. SA 180,330
451 Romande Energie Holding SA, Registered Shares 26,130
5,900 Shikoku Electric Power Co., Inc. 52,389
7,566 SSE plc* 190,678
16,364 Terna - Rete Elettrica Nazionale 147,396
6,400 Tohoku Electric Power Co., Inc. 61,298
11,000 Tokyo Electric Power Co. Holdings, Inc.* 48,958
1,106 Verbund AG 91,877
4,385,578
Electrical Equipment (1.2%):
9,013 ABB, Ltd., Registered Shares 522,545
3,980 Accelleron Industries AG 206,703
138 Alfen N.V.*(a) 2,026
2,634 AQ Group AB* 31,229
6,056 Ballard Power Systems, Inc.*^ 10,882
38 Carlo Gavazzi Holding AG, Registered Shares 10,338
316 Cavendish Hydrogen ASA*^ 352
463 Cembre SpA 19,365
600 Chiyoda Integre Co., Ltd. 14,135
1,500 Cosel Co., Ltd. 12,282
1,300 Denyo Co., Ltd. 23,350
3,884 DiscoverIE Group plc 31,573
299 Energiekontor AG 18,980
5,261 Fagerhult Group AB 33,711
2,700 Fuji Electric Co., Ltd. 163,140
3,500 Fujikura, Ltd. 118,285
3,400 Furukawa Electric Co., Ltd. 85,932
1,200 Futaba Corp. 4,176
485 GARO AB 1,047
3,900 GS Yuasa Corp. 77,758
3,993 Hexatronic Group AB* 20,454
400 Hirakawa Hewtech Corp. 4,146
766 Huber + Suhner AG, Registered Shares 79,346
1,600 Idec Corp. 28,586
2,837 Legrand SA 327,110
4,700 Mabuchi Motor Co., Ltd. 72,959
1,460 Mersen SA 46,250
800 Mirai Industry Co., Ltd. 19,646
6,100 Mitsubishi Electric Corp. 98,317
15,831 NEL ASA*^ 7,510
1,103 Nexans SA 161,689
2,800 NIDEC Corp. 58,866
500 Nippon Carbon Co., Ltd. 15,738
1,500 Nitto Kogyo Corp. 31,497
3,107 NKT A/S* 293,525
38 Phoenix Mecano AG, Registered Shares 20,359
995 PNE AG^ 13,158
1,368 Prysmian SpA 99,445
400 Sanyo Denki Co., Ltd. 26,905
2,088 Schneider Electric SE 552,333
1,000 SEC Carbon, Ltd. 14,705
2,150 SGL Carbon SE* 12,874
7,028 Siemens Energy AG* 258,830
5,493 Signify NV(a) 129,373
1,000 Sinfonia Technology Co., Ltd. 35,428
1,500 SWCC Corp. 60,213
900 Takaoka Toko Co., Ltd. 11,307
Shares Value
Common Stocks, continued
Electrical Equipment, continued
1,055 Tera Light, Ltd.* $ 1,838
921 TKH Group NV 38,822
3,900 Ushio, Inc. 55,238
11,045 Vestas Wind Systems A/S* 243,912
4,251 Volex plc* 18,944
2,117 Zumtobel Group AG 12,778
4,259,910
Electronic Equipment, Instruments & Components (1.5%):
2,100 A&D HOLON Holdings Co., Ltd. 31,028
600 Ai Holdings Corp. 9,970
800 Aichi Tokei Denki Co., Ltd. 11,264
5,560 Alps Alpine Co., Ltd. 59,964
280 ALSO Holding AG, Registered Shares 89,730
2,700 Amano Corp. 81,192
619 Arad, Ltd. 8,009
1,200 Arisawa Manufacturing Co., Ltd. 11,918
883 AT&S Austria Technologie & Systemtechnik AG* 19,867
1,617 Audinate Group, Ltd.* 10,982
12,800 Azbil Corp. 103,935
868 Barco NV 11,527
675 Basler AG* 6,758
900 Canon Electronics, Inc. 14,404
2,000 Canon Marketing Japan, Inc. 64,692
5,638 Celestica, Inc.* 288,258
157 Cicor Technologies, Ltd., Registered Shares* 9,762
5,800 Citizen Watch Co., Ltd.^ 36,902
3,400 CMK Corp. 9,675
5,645 Codan, Ltd. 62,848
167 Comet Holding AG, Class R 65,970
10,000 Cowell e Holdings, Inc.* 28,765
500 Daitron Co., Ltd. 9,849
3,500 Daiwabo Holdings Co., Ltd. 66,404
4,500 Dexerials Corp. 63,868
4,918 Dicker Data, Ltd.* 32,016
17,772 Dustin Group AB*(a) 14,620
1,100 Elematec Corp. 13,267
500 Enplas Corp. 22,728
2,721 Esprinet SpA* 18,120
113,000 FIT Hon Teng, Ltd.*(a) 35,521
2,100 Furuno Electric Co., Ltd. 23,839
1,680 Gooch & Housego plc 9,030
400 Hagiwara Electric Holdings Co., Ltd. 9,559
3,119 Halma plc 108,888
5,400 Hamamatsu Photonics KK 70,626
1,373 Hanza AB 7,269
10,564 Hexagon AB, Class B 114,058
500 Hioki EE Corp. 28,696
700 Hirose Electric Co., Ltd. 89,013
1,200 Hochiki Corp. 17,749
1,200 Horiba, Ltd. 78,598
2,600 Hosiden Corp. 37,935
4,000 Ibiden Co., Ltd. 123,927
1,122 Incap Oyj* 13,403
53 Inficon Holding AG, Registered Shares 76,460
1,700 Innotech Corp. 16,696
400 I-PEX, Inc. 4,398
1,000 Iriso Electronics Co., Ltd. 17,813
1,800 Japan Aviation Electronics Industry, Ltd. 31,982
1,100 Japan Cash Machine Co., Ltd. 7,048

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,186 Jenoptik AG $ 67,171
1,400 Kaga Electronics Co., Ltd. 27,378
800 Keyence Corp. 382,961
8,845 Kitron ASA 23,991
1,200 Koa Corp. 9,495
16,000 Kyocera Corp. 185,663
3,500 Kyosan Electric Manufacturing Co., Ltd. 12,348
5,053 Lagercrantz Group AB, B Shares 95,314
527 Landis+Gyr Group AG 49,028
19 LEM Holding SA, Registered Shares 30,933
1,212 LPKF Laser & Electronics SE* 11,833
6,000 Macnica Holdings, Inc. 83,434
2,300 Marubun Corp. 16,829
200 Maruwa Co., Ltd. 58,802
1,900 Maxell, Ltd. 24,397
900 Meiko Electronics Co., Ltd. 38,965
2,414 Midwich Group plc 10,398
7,000 Murata Manufacturing Co., Ltd. 137,494
1,573 Mycronic AB 61,212
4,822 NCAB Group AB 32,066
267 Nedap NV 16,642
2,656 Next Vision Stabilized Systems, Ltd. 28,191
2,800 Nichicon Corp. 18,615
2,200 Nihon Dempa Kogyo Co., Ltd. 16,526
600 Nippon Chemi-Con Corp.* 4,385
2,900 Nippon Electric Glass Co., Ltd. 68,068
3,400 Nippon Signal Co., Ltd. 22,659
1,800 Nissha Co., Ltd. 24,433
600 Nohmi Bosai, Ltd. 12,209
685 Note AB* 7,686
21,631 Novonix, Ltd.*^ 10,359
3,600 Oki Electric Industry Co., Ltd. 24,499
2,400 Omron Corp. 109,841
1,200 Optex Group Co., Ltd. 12,999
3,000 Osaki Electric Co., Ltd. 15,444
1,467 Oxford Instruments plc 41,799
14,000 PAX Global Technology, Ltd. 9,367
4,407 Pricer AB, Class B* 4,666
510 Priortech, Ltd.* 21,651
1,100 Restar Corp. 20,808
1,200 Riken Keiki Co., Ltd. 32,177
1,400 RYODEN Corp. 24,125
400 Santec Holdings Corp. 16,678
1,100 Satori Electric Co., Ltd. 14,714
221 Sesa SpA 22,674
800 Shibaura Electronics Co., Ltd. 19,389
3,300 Shimadzu Corp. 110,084
1,200 Shinko Shoji Co., Ltd. 7,720
2,000 Siix Corp. 15,436
3,256 Softwareone Holding AG 57,504
1,926 Spectris plc 70,424
6,120 Strix Group plc 5,590
2,000 Sumida Corp. 12,798
1,200 Sun-Wa Technos Corp. 15,986
700 Suzuden Corp. 8,645
700 Tachibana Eletech Co., Ltd. 12,517
3,300 Taiyo Yuden Co., Ltd.^ 67,429
2,500 Tamura Corp. 10,648
21,500 TDK Corp. 274,428
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
245 Telsys, Ltd. $ 11,799
1,200 Tokyo Electron Device, Ltd. 30,269
4,300 Topcon Corp. 46,409
1,300 Toyo Corp. 14,642
1,100 Tsuzuki Denki Co., Ltd.^ 16,893
7,103 TT Electronics plc 9,087
1,400 V Technology Co., Ltd. 24,403
1,112 Vaisala Oyj, A Shares 60,894
4,200 Venture Corp., Ltd. 45,929
44,000 VSTECS Holdings, Ltd. 26,510
1,100 Yashima Denki Co., Ltd. 13,282
4,400 Yokogawa Electric Corp. 112,337
1,100 Yokowo Co., Ltd. 11,466
5,274,245
Energy Equipment & Services (0.4%):
7,314 Akastor ASA* 9,106
6,540 Aker Solutions ASA 25,237
6,535 Borr Drilling, Ltd.^ 35,877
2,991 BW Offshore, Ltd. 8,053
3,100 Calfrac Well Services, Ltd.* 8,619
8,074 CES Energy Solutions Corp. 44,660
6,058 Enerflex, Ltd. 36,107
8,606 Ensign Energy Services, Inc.* 16,865
106,730 Ezion Holdings, Ltd.*(b) —
6,704 Hunting plc 33,709
18,214 John Wood Group plc* 30,866
3,100 Mattr Corp.* 32,506
1,000 Modec, Inc. 23,743
1,442 North American Construction Group, Ltd. 26,968
7,269 Odfjell Drilling, Ltd. 35,207
1,211 Odfjell Technology, Ltd. 5,569
4,150 Pason Systems, Inc. 40,908
1,600 PHX Energy Services Corp. 10,743
518 Precision Drilling Corp.* 31,904
34,766 Saipem SpA* 76,656
8,031 SBM Offshore NV 146,632
174 Schoeller-Bleckmann Oilfield Equipment AG 5,578
9,682 Secure Energy Services, Inc. 87,563
10,677 Shelf Drilling, Ltd.*(a) 17,717
2,859 Solstad Offshore ASA* 8,811
3,678 Subsea 7 SA 59,708
6,700 Technip Energies NV 161,757
2,437 Tecnicas Reunidas SA* 32,168
1,084 Tenaris SA, ADR 34,460
6,173 Tenaris SA 97,970
435 TerraVest Industries, Inc. 30,916
4,441 TGS ASA 41,886
2,300 Total Energy Services, Inc. 15,954
400 Toyo Kanetsu KK 11,179
13,311 Trican Well Service, Ltd. 46,952
9,229 Vallourec SACA* 139,687
294 Viridien* 10,749
1,482,990
Entertainment (0.4%):
800 Akatsuki, Inc. 11,376
1,100 Amuse, Inc. 10,726
2,600 Avex, Inc. 26,735
13,015 Bollore SE 86,813

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Entertainment, continued
2,427 Borussia Dortmund GmbH & Co. KGaA* $ 9,873
5,200 Capcom Co., Ltd. 120,935
4,900 COLOPL, Inc. 18,144
2,233 CTS Eventim AG & Co. KGaA 231,985
3,900 Daiichikosho Co., Ltd. 47,385
3,100 DeNA Co., Ltd. 38,580
4,217 Embracer Group AB* 10,977
5,146 EVT, Ltd. 38,473
649 G5 Entertainment AB 5,837
2,400 Gree, Inc. 7,837
1,190 GungHo Online Entertainment, Inc. 25,578
38,000 IGG, Inc. 20,722
400 Kinepolis Group NV 17,815
1,900 Koei Tecmo Holdings Co., Ltd. 21,916
1,000 Konami Group Corp. 101,499
2,000 MIXI, Inc. 38,501
3,270 Modern Times Group MTG AB, Class B* 25,449
1,400 Nexon Co., Ltd. 27,820
5,300 Nintendo Co., Ltd. 282,606
1,400 Square Enix Holdings Co., Ltd. 55,576
21,268 Stillfront Group AB* 13,651
1,700 Toei Animation Co., Ltd. 35,915
1,000 Toei Co., Ltd. 31,719
700 Toho Co., Ltd. 28,364
1,040 Ubisoft Entertainment SA* 11,757
5,124 Universal Music Group NV 134,150
5,570 WildBrain, Ltd.*^ 5,231
1,543,945
Financial Services (0.9%):
147 Adyen NV*(a) 230,194
131,663 AMP, Ltd. 120,951
9,449 Australian Finance Group, Ltd. 10,441
1,684 Banca IFIS SpA 41,087
9,319 Banca Mediolanum SpA 117,636
6,389 BFF Bank SpA(a) 70,070
5,498 Burford Capital, Ltd. 72,962
22,106 Challenger, Ltd.* 99,892
6,016 Deutsche Pfandbriefbank AG*(a) 39,988
1,937 Edenred SE 73,470
800 eGuarantee, Inc. 7,928
5,345 EML Payments, Ltd.* 2,400
1,164 Eurazeo SE 95,697
1,900 Financial Partners Group Co., Ltd. 29,546
2,400 Firm Capital Mortgage Investment Corp. 20,552
900 First National Financial Corp. 26,189
1,000 Fuyo General Lease Co., Ltd. 76,830
200 GMO Financial Gate, Inc. 9,991
1,200 GMO Payment Gateway, Inc. 73,700
1,440 GRENKE AG 38,406
20,600 G-Resources Group, Ltd. 6,857
791 HAL Trust 104,252
16,190 Helia Group, Ltd. 45,559
757 Illimity Bank SpA 3,960
1,600 Japan Investment Adviser Co., Ltd. 11,825
4,200 Japan Securities Finance Co., Ltd. 56,179
97,326 M&G plc 269,996
36,320 Mitsubishi HC Capital, Inc. 256,497
538 Mivtach Shamir Holdings, Ltd. 24,160
8,000 Mizuho Leasing Co., Ltd. 55,224
Shares Value
Common Stocks, continued
Financial Services, continued
915 Mortgage Advice Bureau Holdings, Ltd. $ 7,847
900 NEC Capital Solutions, Ltd. 23,622
14,213 Nexi SpA*(a) 96,543
1,200 Nuvei Corp.(a) 40,021
16,085 OFX Group, Ltd.* 24,021
7,289 Omni Bridgeway, Ltd.* 5,593
9,000 ORIX Corp. 208,972
17,777 OSB Group plc 92,619
12,583 Paragon Banking Group plc 131,034
2,696 PayPoint plc 24,355
10,548 Pepper Money, Ltd. 9,910
4,132 Plus500, Ltd. 138,366
1,100 Ricoh Leasing Co., Ltd. 37,985
543 SBI ARUHI Corp. 3,086
3 Schweizerische Nationalbank, Registered Shares* 12,779
21,000 Shandong Hi-Speed Holdings Group, Ltd.* 17,533
3,600 Timbercreek Financial Corp. 21,670
6,500 Tokyo Century Corp. 72,916
3,266 Wise plc, Class A* 29,453
5,213 Worldline SA*(a) 37,991
2,300 Zenkoku Hosho Co., Ltd. 90,560
3,219,315
Food Products (2.5%):
7,127 a2 Milk Co., Ltd. (The)* 31,013
2,174 AAK AB 71,351
364 Agrana Beteiligungs AG 4,439
4,000 Ajinomoto Co., Inc. 154,642
1,313 Anglo-Eastern Plantations plc 10,747
42,791 Aryzta AG* 82,096
4,701 Associated British Foods plc 146,681
772 Atria Oyj 8,851
3,971 Austevoll Seafood ASA 36,422
9,834 Australian Agricultural Co., Ltd.* 9,853
556 Bakkafrost P/F 32,048
6,504 Bakkavor Group PLC(a) 13,652
142 Barry Callebaut AG, Registered Shares 263,044
16,827 Bega Cheese, Ltd.* 61,062
125 Bell Food Group AG 39,296
854 Bonduelle SCA 6,842
3,100 Calbee, Inc. 75,383
1 Chocoladefabriken Lindt & Spruengli AG 127,489
800 Chubu Shiryo Co., Ltd. 8,250
12,278 Cloetta AB, B Shares 29,595
1,383 Cranswick plc 92,843
4,700 Danone SA 342,193
17,600 Delfi, Ltd. 11,900
1,000 DyDo Group Holdings, Inc. 21,090
2,372 Ebro Foods SA 42,071
8,935 Elders, Ltd.* 52,302
95 Emmi AG, Registered Shares 97,178
2,000 Ezaki Glico Co., Ltd. 61,098
1,600 Feed One Co., Ltd. 9,909
108,669 First Pacific Co., Ltd. 59,844
27,100 First Resources, Ltd. 30,996
5,564 Fonterra Co-operative Group, Ltd. 17,571
10,200 Food Empire Holdings, Ltd. 7,882
1,616 ForFarmers NV 5,888
9,500 Fraser and Neave, Ltd. 9,831
1,900 Fuji Oil Holdings, Inc. 41,946

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Food Products, continued
1,600 Fujicco Co., Ltd. $ 19,143
700 Fujiya Co., Ltd. 13,516
8,889 Glanbia plc 156,534
289,700 Golden Agri-Resources, Ltd. 63,106
17,127 Greencore Group plc* 42,208
1,502 Grieg Seafood ASA 8,308
1,100 High Liner Foods, Inc. 10,200
3,890 Hilton Food Group plc 46,780
800 Hokuto Corp. 10,145
2,000 House Foods Group, Inc. 42,426
700 Imuraya Group Co., Ltd. 12,249
15,498 Inghams Group, Ltd. 31,581
940 Itoham Yonekyu Holdings, Inc. 25,293
600 Iwatsuka Confectionery Co., Ltd. 10,714
1,642 JDE Peet's NV 34,312
600 J-Oil Mills, Inc. 8,780
1,300 Kagome Co., Ltd. 29,103
800 Kakiyasu Honten Co., Ltd. 14,840
400 Kameda Seika Co., Ltd. 12,455
700 Kenko Mayonnaise Co., Ltd. 10,898
1,070 Kerry Group plc, Class A 110,912
1,200 Kewpie Corp. 29,903
9,100 Kikkoman Corp. 103,483
5,400 Kotobuki Spirits Co., Ltd. 68,759
656 KWS Saat SE & Co. KGaA 46,407
500 Kyokuyo Co., Ltd. 15,195
147 Lassonde Industries, Inc., Class A 19,268
7,030 Leroy Seafood Group ASA 32,244
14 Lotus Bakeries NV 187,862
1,766 Maple Leaf Foods, Inc.* 28,926
1,200 Marudai Food Co., Ltd. 15,186
2,100 Maruha Nichiro Corp. 46,460
3,000 Megmilk Snow Brand Co., Ltd. 56,483
6,000 MEIJI Holdings Co., Ltd. 150,032
800 Mitsui DM Sugar Holdings Co., Ltd. 18,773
3,900 Morinaga & Co., Ltd. 77,907
3,300 Morinaga Milk Industry Co., Ltd. 80,698
1,778 Mowi ASA 31,987
27,146 Nestle SA, Registered Shares 2,736,341
389 Neto Malinda Trading, Ltd.* 6,851
2,500 NH Foods, Ltd. 92,808
4,200 Nichirei Corp. 130,610
3,300 Nippn Corp. 50,963
800 Nippon Beet Sugar Manufacturing Co., Ltd. 15,065
1,200 Nisshin Oillio Group, Ltd. (The) 44,033
7,500 Nisshin Seifun Group, Inc. 95,109
10,000 Nissin Foods Co., Ltd. 5,824
900 Nissin Foods Holdings Co., Ltd. 25,103
13,400 Nissui Corp. 85,828
326 Orior AG 19,687
4,786 Orkla ASA 45,128
35,478 Premier Foods plc 86,671
1,180 Premium Brands Holdings Corp. 83,568
1,300 Prima Meat Packers, Ltd. 21,485
8,255 Raisio Oyj 20,865
11,830 Ridley Corp., Ltd. 21,400
1,300 Riken Vitamin Co., Ltd. 23,383
4,400 Rogers Sugar, Inc. 18,514
1,300 Rokko Butter Co., Ltd. 14,339
Shares Value
Common Stocks, continued
Food Products, continued
600 S Foods, Inc. $ 11,560
400 S&B Foods, Inc. 13,916
1,500 Sakata Seed Corp. 36,859
482 Salmar ASA 25,304
2,346 Sanford, Ltd. 5,617
5,128 Saputo, Inc. 110,690
127 Savencia SA 7,350
3,496 Scales Corp., Ltd. 7,775
3,767 Scandi Standard AB 31,225
476 Schouw & Co. A/S 41,394
2,919 Select Harvests, Ltd.* 7,433
507 Select Harvests, Ltd., Class A* 1,291
800 Showa Sangyo Co., Ltd. 16,261
306 Sipef NV 19,211
370 Societe LDC SADIR* 29,242
600 Starzen Co., Ltd. 12,157
847 Strauss Group, Ltd. 13,491
2,588 Suedzucker AG 32,477
10,439 Tate & Lyle plc 95,253
300 Toyo Suisan Kaisha, Ltd. 19,571
580 UIE plc 23,837
1,619 Viscofan SA 114,738
18,000 Vitasoy International Holdings, Ltd. 12,798
400 Warabeya Nichiyo Holdings Co., Ltd. 6,486
800 Wellneo Sugar Co., Ltd. 12,248
176,415 WH Group, Ltd.(a) 139,553
37,000 Wilmar International, Ltd. 96,309
1,600 Yakult Honsha Co., Ltd. 36,979
4,400 Yamazaki Baking Co., Ltd. 87,336
8,552,310
Gas Utilities (0.4%):
10,884 AltaGas, Ltd. 269,464
11,371 APA Group* 60,956
6,095 Ascopiave SpA 19,579
3,473 Enagas SA 53,212
74,850 Hong Kong & China Gas Co., Ltd. 60,975
15,087 Italgas SpA 91,206
800 K&O Energy Group, Inc. 17,872
88,854 Keppel Infrastructure Trust 32,146
1,231 Naturgy Energy Group SA 31,824
5,700 Nippon Gas Co., Ltd. 91,142
4,600 Osaka Gas Co., Ltd. 103,379
2,402 Rubis SCA 65,651
1,300 Saibu Gas Holdings Co., Ltd. 16,531
1,300 Shizuoka Gas Co., Ltd. 9,638
24,462 Snam SpA 124,516
7,604 Superior Plus Corp. 41,835
1,400 Toho Gas Co., Ltd. 38,735
3,700 Tokyo Gas Co., Ltd. 86,115
1,214,776
Ground Transportation (0.9%):
93,922 Aurizon Holdings, Ltd. 229,520
1,849 Canadian National Railway Co., ADR 216,610
2,900 Canadian National Railway Co. 339,624
724 Canadian Pacific Kansas City, Ltd., ADR 61,931
1,100 Canadian Pacific Kansas City, Ltd. 94,089
4,500 Central Japan Railway Co. 104,144
54,400 ComfortDelGro Corp., Ltd. 63,917

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation, continued
4,500 East Japan Railway Co. $ 89,455
32,483 Firstgroup plc 63,565
1,200 Fukuyama Transporting Co., Ltd. 31,782
4,100 Hankyu Hanshin Holdings, Inc. 126,444
1,100 Ichinen Holdings Co., Ltd. 14,099
206 Jungfraubahn Holding AG, Registered Shares 42,898
4,900 Keikyu Corp.^ 39,955
2,100 Keio Corp. 50,057
1,300 Keisei Electric Railway Co., Ltd. 38,747
4,708 Kelsian Group, Ltd.* 13,483
3,400 Kintetsu Group Holdings Co., Ltd. 84,566
3,400 Kyushu Railway Co. 97,882
17,598 Lindsay Australia, Ltd.* 11,061
900 Maruzen Showa Unyu Co., Ltd. 34,319
13,705 Mobico Group plc* 13,499
7,711 MTR Corp., Ltd. 28,800
3,700 Mullen Group, Ltd. 38,934
3,800 Nagoya Railroad Co., Ltd. 46,131
2,700 Nankai Electric Railway Co., Ltd. 44,463
4,400 Nikkon Holdings Co., Ltd. 57,992
1,300 Nishi-Nippon Railroad Co., Ltd. 20,720
588 NTG Nordic Transport Group A/S* 25,301
6,500 Odakyu Electric Railway Co., Ltd. 72,463
1,000 Sakai Moving Service Co., Ltd. 17,524
700 Sanyo Electric Railway Co., Ltd.^ 9,866
4,200 Seibu Holdings, Inc. 93,483
3,600 Seino Holdings Co., Ltd. 60,315
323 Sixt SE 23,597
1,700 Sotetsu Holdings, Inc. 28,269
212 Stef SA 32,343
1,498 TFI International, Inc. 205,209
3,700 Tobu Railway Co., Ltd. 64,544
5,000 Tokyu Corp. 64,610
4,175 Tourism Holdings, Ltd. 4,700
16,103 Transport International Holdings, Ltd.* 17,512
5,300 West Japan Railway Co. 100,735
14,169 Zigup plc 72,944
2,992,102
Health Care Equipment & Supplies (1.5%):
6,242 Advanced Medical Solutions Group plc 18,028
5,450 Alcon, Inc. 545,029
3,845 Alcon, Inc., ADR 384,769
8,740 Ambu A/S, Class B* 171,207
5,475 Ansell, Ltd. 120,719
12,817 Arjo AB, Class B 56,491
2,700 Asahi Intecc Co., Ltd. 47,495
1,537 Bausch + Lomb Corp.* 29,649
751 BioMerieux 90,004
362 Carl Zeiss Meditec AG, Class BR 28,676
246 Cellavision AB 7,101
887 Cochlear, Ltd. 173,400
1,430 Coloplast A/S, Class B 186,865
251 Coltene Holding AG, Registered Shares 15,141
31,038 ConvaTec Group plc(a) 94,364
3,746 Demant A/S* 146,427
238 Draegerwerk AG & Co. KGaA 11,446
458 Eckert & Ziegler SE 22,855
8,801 Elekta AB, Class B 62,926
1,628 EssilorLuxottica SA* 385,720
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,617 Fisher & Paykel Healthcare Corp., Ltd. $ 57,764
900 Fukuda Denshi Co., Ltd. 48,239
4,544 Getinge AB, B Shares 98,128
405 Guerbet 16,686
1,200 Hogy Medical Co., Ltd. 39,044
3,100 Hoya Corp. 429,305
537 Ion Beam Applications 7,913
2,000 Japan Lifeline Co., Ltd. 17,089
1,000 Jeol, Ltd. 38,942
6,332 Koninklijke Philips NV* 207,462
5,510 Koninklijke Philips NV, NYS* 180,287
1,600 Mani, Inc. 20,327
276 Medacta Group SA(a) 40,780
849 Medmix AG(a) 10,394
2,700 Menicon Co., Ltd. 27,511
10 Metall Zug AG, Registered Shares 14,530
2,000 Mizuho Medy Co., Ltd. 22,623
19,000 Modern Dental Group, Ltd. 10,125
2,300 Nakanishi, Inc. 42,654
6,757 Nanosonics, Ltd.* 17,307
900 Nihon Kohden Corp. 13,382
7,100 Nipro Corp. 70,483
3,400 Olympus Corp. 64,537
1,800 Paramount Bed Holdings Co., Ltd. 32,517
2,100 PHC Holdings Corp.^ 15,452
457 Revenio Group Oyj 17,733
600 Rion Co., Ltd. 8,901
16,500 Riverstone Holdings, Ltd. 11,363
2,919 Siemens Healthineers AG(a) 175,008
2,518 Smith & Nephew plc 39,139
1,636 Smith & Nephew plc, ADR 50,945
704 Sonova Holding AG 252,917
360 STRATEC SE 17,720
568 Straumann Holding AG, Class R 93,254
8,800 Sysmex Corp. 173,679
1,700 Terumo Corp. 32,070
85 Ypsomed Holding AG, Registered Shares 41,401
5,055,923
Health Care Providers & Services (0.8%):
5,600 Alfresa Holdings Corp. 88,080
5,205 Ambea AB(a) 46,189
4,039 Amplifon SpA 116,094
1,500 Amvis Holdings, Inc. 20,108
732 Andlauer Healthcare Group, Inc. 21,111
19,533 Arvida Group, Ltd.* 20,716
1,700 As One Corp. 34,370
6,164 Attendo AB(a) 29,033
5,975 Australian Clinical Labs, Ltd.^ 15,155
700 BML, Inc. 12,939
2,200 Charm Care Corp. KK 21,088
6,760 Clariane SE* 12,938
20,000 C-Mer Medical Holdings, Ltd.* 7,243
2,319 CVS Group plc 35,099
2,886 EBOS Group, Ltd. 66,235
1,000 Elan Corp. 6,968
4,012 Extendicare, Inc. 28,125
3,784 Fagron 78,354
1,200 FALCO HOLDINGS Co., Ltd. 19,715
1,400 France Bed Holdings Co., Ltd. 11,887

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
6,241 Fresenius Medical Care AG $ 265,379
7,893 Fresenius SE & Co. KGaA* 300,532
2,826 Galenica AG(a) 248,866
1,500 H.U. Group Holdings, Inc.^ 27,791
26,644 Healius, Ltd.*^ 31,871
2,572 Humana AB* 9,020
4,825 Integral Diagnostics, Ltd. 9,912
1,000 Japan Medical Dynamic Marketing, Inc. 5,017
225 LNA Sante SA 5,773
3,204 Medical Facilities Corp. 31,962
1,574 Medicover AB, Class B 29,612
778 Medios AG* 13,934
6,200 Medipal Holdings Corp. 107,508
3,565 Mediterranean Towers, Ltd. 7,361
24,681 Monash IVF Group, Ltd. 20,916
1,110 NMC Health plc*(b) —
11,023 Novolog, Ltd. 4,447
23,114 Oceania Healthcare, Ltd.* 10,862
6,310 Oriola Oyj, Class B 6,503
26,115 Raffles Medical Group, Ltd. 18,697
3,862 Ramsay Health Care, Ltd.* 111,312
7,784 Regis Healthcare, Ltd. 33,373
10,527 Ryman Healthcare, Ltd.* 28,756
3,800 Ship Healthcare Holdings, Inc. 61,993
1,073 Sienna Senior Living, Inc. 13,330
90,960 Sigma Healthcare, Ltd. 90,475
1,900 Solasto Corp. 7,397
6,107 Sonic Healthcare, Ltd. 114,893
9,842 Spire Healthcare Group plc(a) 31,043
9,116 Summerset Group Holdings, Ltd.* 69,217
1,100 SUNWELS Co., Ltd.^ 12,391
2,200 Suzuken Co., Ltd. 76,926
5,236 Terveystalo Oyj(a) 56,829
176,600 Thomson Medical Group, Ltd. 6,872
1,800 Toho Holdings Co., Ltd.^ 56,886
1,300 Tokai Corp./Gifu 19,435
1,400 Value HR Co., Ltd. 15,706
2,800 Vital KSK Holdings, Inc. 23,403
10,100 Well Health Technologies Corp.* 33,087
2,710,734
Health Care Technology (0.1%):
7,980 AGFA-Gevaert NV* 9,510
2,802 Ascom Holding AG, Registered Shares 18,347
2,600 Carenet, Inc.^ 11,414
857 CompuGroup Medical SE & Co KgaA 13,568
94 Equasens 5,367
6,200 M3, Inc. 62,298
1,200 Medical Data Vision Co., Ltd. 4,506
800 Medley, Inc.* 21,363
700 MedPeer, Inc. 2,747
103 Nexus AG 6,364
800 NNIT A/S*(a) 15,536
905 Pro Medicus, Ltd. 111,867
1,213 RaySearch Laboratories AB 18,578
2,759 Sectra AB, Class B* 77,177
378,642
Hotels, Restaurants & Leisure (1.9%):
4,858 Accor SA 211,128
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
600 Aeon Fantasy Co., Ltd. $ 9,500
1,000 Airtrip Corp. 8,514
7,276 Amadeus IT Group SA 525,099
10,808 Aristocrat Leisure, Ltd. 436,997
1,638 Basic-Fit NV*(a) 42,807
6,278 Betsson AB, Class B* 77,060
20,000 Cafe de Coral Holdings, Ltd. 22,400
1,533 Carnival plc, ADR* 25,555
72,000 Century City International Holdings, Ltd.* 1,508
970 Cie des Alpes 15,356
23,206 Coast Entertainment Holdings, Ltd.* 7,207
5,293 Collins Foods, Ltd.* 31,954
4,300 Colowide Co., Ltd.^ 51,841
14,639 Compass Group plc 468,951
3,168 Corporate Travel Management, Ltd. 28,340
4,100 Create Restaurants Holdings, Inc. 32,192
2,300 Curves Holdings Co., Ltd. 12,118
12,844 Dalata Hotel Group plc 58,746
1,588 Domino's Pizza Enterprises, Ltd.* 39,030
11,216 Domino's Pizza Group plc 45,097
1,600 Doutor Nichires Holdings Co., Ltd. 25,596
4,906 Elior Group SA*(a) 19,877
7,871 Emperor Entertainment Hotel, Ltd. 336
5,382 Entain plc 54,948
1,516 Evolution AB(a) 149,063
6,500 Fairwood Holdings, Ltd. 6,089
292 Fattal Holdings 1998, Ltd.* 33,452
8,652 Flight Centre Travel Group, Ltd. 133,545
960 Flutter Entertainment plc* 225,858
2,900 Food & Life Cos., Ltd. 58,267
12,200 Fosun Tourism Group*(a) 6,994
900 Fuji Kyuko Co., Ltd. 17,351
1,200 Fujio Food Group, Inc.* 11,186
500 Fujita Kanko, Inc.* 33,936
557 Fuller Smith & Turner plc 5,556
17,000 Galaxy Entertainment Group, Ltd. 84,294
400 Genki Global Dining Concepts Corp. 12,399
76,000 Genting Singapore, Ltd. 51,806
900 Gift Holdings, Inc. 17,803
4,953 Greggs plc 206,971
10,742 Gym Group plc (The)*(a) 22,085
2,700 Heiwa Corp. 39,944
600 Hiday Hidaka Corp. 11,260
2,000 HIS Co., Ltd.* 23,485
5,443 Hollywood Bowl Group plc 22,607
18,230 Hongkong & Shanghai Hotels, Ltd. (The)* 13,402
1,500 Hotland Co., Ltd. 24,763
1,416 Ibersol SGPS SA 11,409
1,900 Ichibanya Co., Ltd. 13,767
808 InterContinental Hotels Group plc 88,288
982 InterContinental Hotels Group plc, ADR 108,501
535 Issta, Ltd.* 11,125
3,676 J D Wetherspoon plc* 36,511
868 Jumbo Interactive, Ltd. 8,248
2,383 Just Eat Takeaway.com NV*(a) 35,726
5,582 Kindred Group plc 70,980
3,000 KOMEDA Holdings Co, Ltd. 57,757
3,200 Koshidaka Holdings Co., Ltd. 22,656
2,800 Kyoritsu Maintenance Co., Ltd.^ 46,987

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,703 La Francaise des Jeux SAEM(a) $ 193,536
38,797 Lottery Corp., Ltd. (The) 137,654
33,812 Marston's plc* 18,763
800 Maruchiyo Yamaokaya Corp. 20,519
600 Matsuyafoods Holdings Co., Ltd. 26,245
1,400 McDonald's Holdings Co. Japan, Ltd. 66,669
6,149 Melia Hotels International SA 44,459
15,600 MGM China Holdings, Ltd. 24,871
14,000 Miramar Hotel & Investment 17,103
11,969 Mitchells & Butlers plc* 47,356
1,200 Monogatari Corp. (The) 32,584
1,313 MTY Food Group, Inc. 44,935
46,867 NagaCorp, Ltd.* 22,513
1,800 Ohsho Food Service Corp. 35,701
5,176 On the Beach Group plc(a) 9,659
5,300 Oriental Land Co., Ltd. 136,769
900 Pizza Pizza Royalty Corp. 8,732
11,676 Playtech plc* 117,418
600 Pollard Banknote, Ltd. 12,122
12,439 Rank Group plc 14,989
2,400 Resorttrust, Inc. 48,062
3,149 Restaurant Brands International, Inc. 227,251
3,018 Restaurant Brands New Zealand, Ltd.* 7,110
700 Ringer Hut Co., Ltd.^ 10,714
9,100 Round One Corp. 69,667
1,800 Royal Holdings Co., Ltd. 30,999
1,100 Saizeriya Co., Ltd. 43,722
18,188 Sands China, Ltd.* 45,975
9,588 Scandic Hotels Group AB*(a) 66,636
36,000 Shangri-La Asia, Ltd. 26,118
42,585 SJM Holdings, Ltd.* 16,921
2,233 SkiStar AB 36,289
29,451 SKYCITY Entertainment Group, Ltd. 25,818
6,900 Skylark Holdings Co., Ltd. 110,982
1,769 Sodexo SA 145,019
12,615 SSP Group plc 26,894
1,200 St Marc Holdings Co., Ltd. 18,152
92,601 Star Entertainment Group, Ltd. (The)* 18,831
91,665 Tabcorp Holdings, Ltd.* 32,107
137 Tivoli A/S 13,996
800 Tokyotokeiba Co., Ltd. 24,456
2,300 Toridoll Holdings Corp. 59,699
11,666 Trainline plc*(a) 51,633
6,237 TUI AG* 47,508
8,771 TUI AG, Frankfurt* 66,810
6,523 WEB Travel Group, Ltd.* 33,107
6,523 Webjet Group, Ltd.* 4,509
4,802 Whitbread plc 201,521
31,600 Wynn Macau, Ltd. 26,894
1,900 Yoshinoya Holdings Co., Ltd. 41,535
1,308 Young & Co.'s Brewery plc, Class A 15,935
1,515 Young & Co's Brewery plc 12,561
187 Zeal Network SE 7,702
1,600 Zensho Holdings Co., Ltd. 88,416
6,712,374
Household Durables (1.6%):
2,091 Ariston Holding NV 10,221
5,875 Azorim-Investment Development & Construction
Co., Ltd.* 27,639
Shares Value
Common Stocks, continued
Household Durables, continued
4,812 Bang & Olufsen A/S* $ 6,513
51,260 Barratt Developments plc 328,667
6,184 Bellway plc 257,571
2,560 Berkeley Group Holdings plc* 161,730
1,566 Bigben Interactive* 3,370
11,184 Bonava AB, B Shares* 8,983
3,437 Breville Group, Ltd. 81,320
27,975 Cairn Homes plc 61,240
2,500 Casio Computer Co., Ltd. 20,721
600 Chofu Seisakusho Co., Ltd. 8,228
9,402 Crest Nicholson Holdings plc 24,327
968 Danya Cebus, Ltd. 22,355
1,000 Dorel Industries, Inc., Class B* 4,230
480 Einhell Germany AG, Class P* 31,242
588 Electra Consumer Products 1970, Ltd.* 11,506
3,176 Electrolux AB, Class B* 30,854
1,200 ES-Con Japan, Ltd. 8,645
500 Eslead Corp. 16,620
2,053 Fiskars OYJ Abp 35,571
1,300 FJ Next Holdings Co., Ltd. 11,013
2,700 Foster Electric Co., Ltd. 34,265
1,600 Fuji Corp., Ltd. 8,014
1,100 Fujitsu General, Ltd. 16,200
25,820 Glenveagh Properties plc*(a) 44,612
7,395 GN Store Nord A/S* 165,559
10,100 Haseko Corp. 131,967
2,710 Henry Boot plc 8,237
700 Hoosiers Holdings Co., Ltd. 5,085
6,400 Iida Group Holdings Co., Ltd. 98,838
3,346 JM AB 66,967
9,500 JVCKenwood Corp. 89,041
958 Kaufman & Broad SA 33,268
700 Ki-Star Real Estate Co., Ltd.^ 19,108
1,300 LEC, Inc. 11,908
540 Leifheit AG 10,842
73,600 Man Wah Holdings, Ltd. 59,789
1,659 Maytronics, Ltd. 3,736
1,185 Nacon SA* 1,152
1,363 Neinor Homes SA(a) 22,779
11,200 Nikon Corp. 116,373
22,304 Nobia AB* 11,804
4,300 Open House Group Co., Ltd. 162,256
37,500 Panasonic Holdings Corp. 325,743
9,848 Persimmon plc 216,204
1,200 Pressance Corp. 16,102
1,900 Rinnai Corp. 46,841
567 Sabaf SpA 11,139
1,800 Sangetsu Corp. 35,314
1,082 SEB SA 123,695
7,100 Sekisui Chemical Co., Ltd. 110,658
4,900 Sekisui House, Ltd. 136,388
5,800 Sharp Corp. 38,442
72,000 Sony Group Corp. 1,398,489
4,800 Sumitomo Forestry Co., Ltd. 238,460
328 Surteco Group SE* 5,514
1,100 Tama Home Co., Ltd. 30,769
1,200 Tamron Co., Ltd. 37,577
116,237 Taylor Wimpey plc 255,769
1,000 Toa Corp. 6,783

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Durables, continued
400 Token Corp. $ 31,528
1,912 Victoria plc* 3,447
1,127 VIDENDUM plc* 3,810
13,044 Vistry Group plc* 228,320
100 V-ZUG Holding AG* 6,367
3,849 YIT Oyj* 11,739
1,200 Zojirushi Corp. 13,849
5,627,313
Household Products (0.3%):
636 Essity AB, Class A 19,895
2,641 Essity AB, Class B 82,457
1,689 Henkel AG & Co. KGaA 143,638
2,700 Kusuri no Aoki Holdings Co., Ltd. 62,640
11,500 Lion Corp. 129,283
14,255 McBride plc* 22,627
3,600 Pigeon Corp. 42,151
7,758 Reckitt Benckiser Group plc 474,995
1,100 ST Corp. 11,319
800 Transaction Co., Ltd. 12,991
2,000 Unicharm Corp. 72,143
1,074,139
Independent Power and Renewable Electricity Producers
(0.5%):
2,302 7C Solarparken AG 5,763
9,305 Audax Renovables SA 19,301
2,451 Boralex, Inc., Class A 65,213
3,000 Capital Power Corp.* 109,081
7,088 Cloudberry Clean Energy ASA* 8,306
1,098 Corp ACCIONA Energias Renovables SA 25,782
4,371 Doral Group Renewable Energy Resources, Ltd.* 17,331
16,251 Drax Group plc 140,057
5,832 EDP Renovaveis SA* 102,005
1,700 EF-ON, Inc. 4,492
4,000 Electric Power Development Co., Ltd. 66,823
3,349 Encavis AG* 64,830
1,927 Enlight Renewable Energy, Ltd.* 32,465
1,000 eRex Co., Ltd.* 5,038
881 ERG SpA 24,157
773 Greenvolt-Energias Renovaveis SA* 7,141
596 Grenergy Renovables SA* 25,290
5,092 Innergex Renewable Energy, Inc. 39,424
690 Kenon Holdings, Ltd. 19,487
8,725 Meridian Energy, Ltd. 32,915
1,902 Neoen SA*(a) 82,580
8,204 Northland Power, Inc. 141,536
3,056 OPC Energy, Ltd.* 24,771
2,011 Orron Energy ab* 1,646
1,500 Polaris Renewable Energy, Inc. 13,688
2,100 RENOVA, Inc.* 14,834
10,912 RWE AG 396,875
3,504 Scatec ASA*(a) 27,673
1,714 Solaria Energia y Medio Ambiente SA* 21,853
4,042 TransAlta Corp. 41,905
882 Voltalia SA, Registered Shares* 8,458
910 West Holdings Corp. 17,614
1,608,334
Shares Value
Common Stocks, continued
Industrial Conglomerates (1.0%):
544 Aker ASA, A Shares $ 28,264
865 Bonheur ASA 21,896
8,000 Chevalier International Holdings, Ltd. 5,351
17,930 CK Hutchison Holdings, Ltd. 101,796
3,964 DCC plc 270,137
2,000 Guoco Group, Ltd. 19,695
200 Hikari Tsushin, Inc. 44,527
47,700 Hitachi, Ltd. 1,260,304
1,584 Indus Holding AG 39,431
7,219 Infratil, Ltd. 56,169
515 Italmobiliare SpA 16,287
4,100 Jardine Cycle & Carriage, Ltd. 88,054
1,500 Katakura Industries Co., Ltd. 21,559
3,600 Keihan Holdings Co., Ltd. 76,080
15,700 Keppel, Ltd. 80,985
1,492 Lifco AB, Class B 49,148
2,900 Mie Kotsu Group Holdings, Inc. 10,107
5,400 Nisshinbo Holdings, Inc. 36,147
7,406 Nolato AB, Class B 40,811
1,300 Noritsu Koki Co., Ltd. 39,775
57,000 NWS Holdings, Ltd. 58,302
4,239 Siemens AG, Registered Shares 855,956
4,344 Smiths Group plc 97,549
27,456 Storskogen Group AB, Class B 26,367
5,400 TOKAI Holdings Corp. 36,530
933 Volati AB 10,210
3,391,437
Insurance (4.8%):
4,195 Admiral Group plc 156,436
32,466 Aegon, Ltd. 208,586
2,700 Aegon, Ltd., Registered Shares 17,253
7,419 Ageas SA/NV 395,673
120,840 AIA Group, Ltd. 1,068,598
40,863 Alm Brand A/S 81,878
2,500 Anicom Holdings, Inc. 11,844
4,790 ASR Nederland NV 234,852
3,755 AUB Group, Ltd. 80,189
37,647 Aviva plc 243,946
9,798 AXA SA 377,041
1,673 Baloise Holding AG, Registered Shares 341,286
27,884 Beazley plc 284,157
1,000 Brookfield Wealth Solutions, Ltd. 53,206
7,384 Chesnara plc 25,169
3,499 Clal Insurance Enterprises Holdings, Ltd.* 59,518
6,325 Coface SA 103,553
6,200 Dai-ichi Life Holdings, Inc. 159,730
3,500 Definity Financial Corp. 141,082
72,295 Direct Line Insurance Group plc 181,404
82 E-L Financial Corp., Ltd. 72,765
545 Fairfax Financial Holdings, Ltd. 688,220
1,054 FBD Holdings plc 14,552
300 FP Partner, Inc. 5,612
6,485 Generali 187,446
1,341 Gjensidige Forsikring ASA 25,098
3,883 Great-West Lifeco, Inc. 132,429
2,595 Grupo Catalana Occidente SA 115,726
377 Hannover Rueck SE 107,446
4,262 Harel Insurance Investments & Financial Services,
Ltd. 41,514

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
977 Helvetia Holding AG, Registered Shares $ 168,834
12,603 Hiscox, Ltd.* 193,051
4,219 iA Financial Corp., Inc. 349,737
506 IDI Insurance Co., Ltd. 16,359
59,210 Insurance Australia Group, Ltd. 301,856
1,310 Intact Financial Corp. 251,577
13,400 Japan Post Holdings Co., Ltd. 127,894
3,100 Japan Post Insurance Co., Ltd. 56,387
44,836 Just Group plc 83,344
9,989 Lancashire Holdings, Ltd. 91,906
106,924 Legal & General Group plc 323,351
1,200 LIFENET INSURANCE Co.*^ 13,967
16,597 Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros 19,963
15,066 Mandatum Oyj 74,566
9,385 Manulife Financial Corp., ADR 277,327
873 Manulife Financial Corp. 25,803
53,643 Mapfre SA 142,886
52,708 Medibank Pvt, Ltd. 133,316
1,055 Menora Mivtachim Holdings, Ltd. 30,836
16,641 Migdal Insurance & Financial Holdings, Ltd. 22,737
7,100 MS&AD Insurance Group Holdings, Inc. 165,663
1,699 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 934,710
20,716 nib holdings, Ltd.* 85,149
10,004 NN Group NV 498,870
2,268 Phoenix Financial, Ltd. 25,620
28,447 Phoenix Group Holdings plc 213,240
8,225 Poste Italiane SpA(a) 115,408
1,147 Protector Forsikring ASA 26,313
14,329 Prudential plc 133,644
175 Prudential plc, ADR 3,244
7,971 PSC Insurance Group, Ltd. 33,996
46,326 QBE Insurance Group, Ltd.* 529,271
8,346 Sabre Insurance Group plc(a) 15,828
3,822 Saga plc* 5,692
5,000 Sampo Oyj, A Shares 233,455
5,759 SCOR SE 128,764
445 Solid Forsakring AB 3,613
16,500 Sompo Holdings, Inc. 369,736
16,043 Steadfast Group, Ltd. 63,132
12,619 Storebrand ASA 138,798
11,516 Sun Life Financial, Inc. 668,069
22,932 Suncorp Group, Ltd. 287,664
549 Swiss Life Holding AG 458,763
5,935 Swiss Re AG 819,949
7,100 T&D Holdings, Inc. 124,019
2,342 Talanx AG 197,133
19,500 Tokio Marine Holdings, Inc. 715,426
20,654 TOWER, Ltd. 17,682
892 Trisura Group, Ltd.* 28,489
12,381 Tryg A/S 293,654
19,942 Unipol Gruppo SpA 237,263
4,363 UNIQA Insurance Group AG 36,002
54 Vaudoise Assurances Holding SA 29,679
2,169 Vienna Insurance Group AG Wiener Versicherung
Gruppe 72,179
1,796 Wuestenrot & Wuerttembergische AG 24,594
Shares Value
Common Stocks, continued
Insurance, continued
1,258 Zurich Insurance Group AG $ 758,996
16,815,613
Interactive Media & Services (0.3%):
16,698 Auto Trader Group plc(a) 193,806
1,065 Better Collective A/S* 23,659
2,166 CAR Group, Ltd.* 56,279
4,900 Catena Media plc* 3,168
5,418 Domain Holdings Australia, Ltd. 12,032
200 giftee, Inc.*^ 1,494
2,628 Hemnet Group AB 97,087
4,100 Kakaku.com, Inc. 71,255
1,170 Karnov Group AB* 9,399
14,300 LY Corp. 41,750
600 MarkLines Co., Ltd. 12,289
23,605 MONY Group plc 66,726
784 REA Group, Ltd. 109,417
27,399 Rightmove plc 227,172
3,754 SEEK, Ltd. 64,744
5,700 ZIGExN Co., Ltd. 24,095
1,014,372
IT Services (1.3%):
3,641 Addnode Group AB 39,779
114 Adesso SE 8,664
308 All for One Group SE 16,587
370 Allgeier SE 6,628
847 Alten SA 94,799
1,244 Appen, Ltd.* 1,698
400 Argo Graphics, Inc. 14,730
2,661 Atea ASA 34,406
4,261 Atos SE*^ 3,367
506 Aubay 24,804
2,200 Avant Group Corp. 34,533
600 Base Co., Ltd. 13,057
4,249 Bechtle AG 189,797
2,400 BIPROGY, Inc. 81,436
3,346 Bouvet ASA 22,126
2,600 BrainPad, Inc. 15,319
1,600 Business Brain Showa-Ota, Inc. 20,212
195 CANCOM SE 6,108
947 Capgemini SE 205,110
1,233 CGI, Inc., ADR* 141,746
2,600 CGI, Inc.* 299,203
3,200 Change Holdings, Inc. 31,196
4,933 Columbus A/S 7,927
3,688 Computacenter plc 122,223
1,100 Comture Corp. 13,386
6,000 Converge Technology Solutions Corp. 20,498
5,973 Data#3, Ltd. 31,386
500 Densan System Holdings Co., Ltd. 9,272
400 Dentsu Soken, Inc. 15,458
1,400 DTS Corp. 39,564
8,624 Econocom Group SA/NV 19,186
333 E-Guardian, Inc. 4,085
558 Enea AB* 4,795
1,045 Exclusive Networks SA* 27,511
3,891 FDM Group Holdings plc 20,069
348 Formula Systems 1985, Ltd. 27,874
7,900 Fujitsu, Ltd. 162,085

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
IT Services, continued
2,500 Future Corp. $ 31,750
824 GFT Technologies SE 21,503
6,665 Global Dominion Access SA(a) 21,751
1,900 GMO internet group, Inc. 33,281
4,953 Indra Sistemas SA 90,809
1,400 Ines Corp. 15,944
700 I-Net Corp. 7,561
2,776 iomart Group plc 4,271
700 JBCC Holdings, Inc. 20,847
600 JIG-SAW, Inc.*^ 20,129
3,119 Kainos Group plc 36,801
816 KNOW IT AB 12,693
1,146 Kontron AG 20,477
226 Macquarie Technology Group, Ltd.* 13,006
1,889 Matrix IT, Ltd. 36,197
4,910 Megaport, Ltd.* 24,968
300 Mitsubishi Research Institute, Inc. 8,726
469 Nagarro SE* 46,307
16,269 NCC Group plc 38,794
700 NEC Corp. 67,424
2,700 NEC Networks & System Integration Corp. 52,187
3,000 NET One Systems Co., Ltd. 74,767
2,771 Netcompany Group A/S*(a) 127,487
3,572 NEXTDC, Ltd.* 43,413
3,856 Nomura Research Institute, Ltd. 142,593
1,600 NS Solutions Corp. 41,675
2,800 NSD Co., Ltd. 61,802
7,400 NTT Data Group Corp. 133,157
4,500 Obic Co., Ltd. 158,304
2,099 One Software Technologies, Ltd. 28,374
1,200 Oro Co., Ltd. 21,748
3,300 Otsuka Corp. 81,407
1,200 Pole To Win Holdings, Inc. 3,622
1,470 Proact IT Group AB 21,414
689 Reply SpA 103,833
2,400 SCSK Corp. 49,582
105 Secunet Security Networks AG 10,778
600 SHIFT, Inc.* 57,077
700 Shopify, Inc., Class A* 56,086
650 Shopify, Inc., Class A, ADR* 52,091
1,200 Simplex Holdings, Inc. 20,304
6,613 Softcat plc 137,169
1,300 Softcreate Holdings Corp. 16,763
497 Sopra Steria Group 104,458
52,000 SUNeVision Holdings, Ltd. 25,446
464 Sword Group 18,936
2,400 TDC Soft, Inc. 20,848
1,700 TechMatrix Corp. 28,534
2,780 TietoEVRY Oyj 57,418
5,100 TIS, Inc. 129,906
500 Uchida Yoko Co., Ltd. 23,734
315 Wavestone 19,490
573 Wiit SpA 14,259
4,342,525
Leisure Products (0.3%):
3,500 Bandai Namco Holdings, Inc. 80,023
1,496 Beneteau SACA 16,196
705 BRP, Inc. 41,962
1,042 Catana Group 5,576
Shares Value
Common Stocks, continued
Leisure Products, continued
2,600 Furyu Corp. $ 19,179
1,217 Games Workshop Group plc 175,233
1,000 GLOBERIDE, Inc. 12,886
874 Harvia Oyj 45,723
600 Kawai Musical Instruments Manufacturing Co., Ltd. 11,975
500 Mars Group Holdings Corp. 11,500
800 Mizuno Corp. 50,875
800 Roland Corp. 20,892
7,500 Sankyo Co., Ltd. 109,989
821 Sanlorenzo SpA/Ameglia 33,398
3,500 Sega Sammy Holdings, Inc. 69,924
300 Shimano, Inc. 56,882
700 Spin Master Corp.*(a) 15,814
6,203 Technogym SpA(a) 64,808
1,290 Thule Group AB(a) 39,368
3,300 Tomy Co., Ltd. 90,147
1,800 Tsuburaya Fields Holdings, Inc. 31,445
700 Universal Entertainment Corp. 6,850
9,600 Yamaha Corp. 82,663
3,500 Yonex Co., Ltd. 51,634
1,144,942
Life Sciences Tools & Services (0.4%):
3,977 AddLife AB, Class B 63,669
840 Biotage AB 15,456
900 CellSource Co., Ltd.^ 7,851
717 Chemometec A/S 43,714
3,344 Eurofins Scientific SE 211,914
2,062 Evotec SE* 14,710
1,732 Gerresheimer AG 154,373
761 Lonza Group AG, Registered Shares 481,508
697 Medcap AB* 34,694
585 PolyPeptide Group AG*(a) 21,109
793 QIAGEN NV* 35,657
1,775 QIAGEN NV, ADR* 80,887
172 Sartorius Stedim Biotech 35,995
1,600 Shin Nippon Biomedical Laboratories, Ltd.^ 13,016
124 Siegfried Holding AG, Registered Shares 167,001
245 SKAN Group AG 23,105
1,404,659
Machinery (3.9%):
5,199 Aalberts NV 211,357
900 Ag Growth International, Inc. 36,025
2,600 Aichi Corp. 21,328
2,100 Aida Engineering, Ltd. 11,245
781 Alfa Laval AB 37,518
3,214 Alimak Group AB(a) 35,979
900 Alinco, Inc. 6,147
10,922 Alstom SA* 226,977
14,600 Amada Co., Ltd. 148,811
2,972 ANDRITZ AG 211,114
2,000 Anest Iwata Corp. 18,659
2,700 Asahi Diamond Industrial Co., Ltd. 16,213
19,103 Atlas Copco AB, Class A 369,733
11,246 Atlas Copco AB, Class B 192,568
1,849 ATS Corp.* 53,653
1,300 Bando Chemical Industries, Ltd. 16,053
1,134 Beijer Alma AB, Class B 20,625
9,371 Bodycote plc 75,641

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
375 Bucher Industries AG, Registered Shares $ 170,230
117 Burckhardt Compression Holding AG 84,057
56 Bystronic AG 22,963
2,204 Cargotec Oyj, Class B* 128,811
1,800 CKD Corp. 37,243
1,023 Concentric AB 22,047
1,110 Construcciones y Auxiliar de Ferrocarriles SA 44,076
90 Daetwyler Holding AG, Class BR 18,367
4,300 Daifuku Co., Ltd. 83,104
2,000 Daihatsu Diesel Manufacturing Co., Ltd. 19,603
17,304 Daimler Truck Holding AG 646,968
2,100 Daiwa Industries, Ltd. 21,532
745 Danieli & C Officine Meccaniche SpA 23,205
1,585 Danieli & C Officine Meccaniche SpA, Savings Share 38,058
3,900 DMG Mori Co., Ltd. 82,569
1,587 Duerr AG 38,951
8,500 Ebara Corp. 140,792
500 Ebara Jitsugyo Co., Ltd. 14,202
3,512 Electrolux Professional AB, Class B 23,199
2,951 Engcon AB^ 34,045
2,998 Epiroc AB, Class A 64,833
2,147 Epiroc AB, Class B 40,702
1,400 FANUC Corp. 40,922
2,271 FLSmidth & Co. A/S 128,790
823 Fluidra SA 21,507
13,800 Frencken Group, Ltd. 14,813
3,900 Fuji Corp./Aichi 62,169
500 Fukushima Galilei Co., Ltd. 19,045
1,700 Furukawa Co., Ltd. 19,166
7,349 GEA Group AG 359,342
3,082 Georg Fischer AG, Registered Shares 233,047
371 Gesco SE 5,744
2,000 Glory, Ltd. 35,725
1,300 Harmonic Drive Systems, Inc. 32,107
16,185 Heidelberger Druckmaschinen AG* 18,898
5,448 Hexagon Composites ASA* 23,364
1,869 Hexagon Purus ASA* 2,077
15,700 Hino Motors, Ltd. 50,957
600 Hirata Corp. 20,405
1,200 Hisaka Works, Ltd. 8,795
4,300 Hitachi Construction Machinery Co., Ltd.^ 104,259
900 Hokuetsu Industries Co., Ltd. 11,733
1,700 Hoshizaki Corp. 59,228
1,000 Hosokawa Micron Corp. 28,622
679 Husqvarna AB, A Shares 4,793
7,237 Husqvarna AB, B Shares 50,775
700 IHI Corp. 36,518
9,679 IMI plc 235,050
2,434 Indutrade AB 75,737
476 Interpump Group SpA 22,229
12 Interroll Holding AG, Class R 36,412
1,300 Iseki & Co., Ltd. 9,018
10,380 Iveco Group NV 104,339
1,300 Iwaki Co., Ltd. 26,138
1,900 Japan Steel Works, Ltd. (The) 66,878
699 JOST Werke SE(a) 35,788
3,700 Juki Corp. 10,353
2,204 Kalmar Oyj, Class B* 71,792
5,600 Kanadevia Corp. 38,753
Shares Value
Common Stocks, continued
Machinery, continued
139 Kardex Holding AG, Registered Shares $ 45,538
900 Kato Works Co., Ltd. 7,424
1,000 Kawasaki Heavy Industries, Ltd. 40,654
3,420 KION Group AG 134,414
400 Kitagawa Corp. 3,380
2,600 Kitz Corp. 18,907
2,518 Knorr-Bremse AG 223,824
572 Koenig & Bauer AG* 5,742
21,000 Komatsu, Ltd. 582,580
184 Komax Holding AG, Class R 26,107
2,900 Komori Corp. 22,809
5,849 Kone Oyj, Class B 349,850
3,421 Konecranes Oyj 257,377
665 Krones AG 95,506
10,100 Kubota Corp. 143,388
2,000 Kurita Water Industries, Ltd. 86,280
1,200 Kyokuto Kaihatsu Kogyo Co., Ltd. 21,150
1,200 Maezawa Kyuso Industries Co., Ltd. 10,630
1,300 Makino Milling Machine Co., Ltd. 53,301
2,600 Makita Corp. 88,000
586 Manitou BF SA 12,151
800 Max Co., Ltd. 20,109
1,800 Meidensha Corp. 42,191
800 METAWATER Co., Ltd. 9,934
19,868 Metso Oyj 212,849
4,032 MINEBEA MITSUMI, Inc. 79,558
2,100 MISUMI Group, Inc. 38,039
12,900 Mitsubishi Heavy Industries, Ltd. 191,724
1,000 Mitsubishi Logisnext Co., Ltd. 9,090
700 Mitsuboshi Belting, Ltd. 19,403
4,900 Mitsui E&S Co., Ltd. 38,854
1,300 Miura Co., Ltd. 31,906
10,151 Morgan Advanced Materials plc 37,564
1,500 Morita Holdings Corp. 23,053
2,800 Nabtesco Corp. 48,483
800 Nachi-Fujikoshi Corp. 17,395
2,000 Namura Shipbuilding Co., Ltd.^ 19,584
2,656 NFI Group, Inc.* 35,510
5,700 NGK Insulators, Ltd. 74,537
2,300 Nikkiso Co., Ltd. 16,256
2,700 Nikko Co., Ltd. 12,972
1,267 Nilfisk Holding A/S* 27,658
3,900 Nippon Thompson Co., Ltd. 12,829
400 Nissei ASB Machine Co., Ltd. 13,353
800 Nitta Corp. 20,605
500 Nitto Kohki Co., Ltd. 8,577
1,900 Nitto Seiko Co., Ltd. 7,542
900 Nittoku Co., Ltd. 10,893
900 Nomura Micro Science Co., Ltd.^ 15,277
1,400 Noritake Co., Ltd. 38,186
995 Norma Group SE 16,570
15,300 NSK, Ltd. 76,982
22,000 NTN Corp. 39,410
400 Obara Group, Inc. 11,264
4,495 OC Oerlikon Corp. AG 24,333
1,700 Oiles Corp. 24,169
400 Okamoto Machine Tool Works, Ltd. 9,971
2,200 OKUMA Corp. 47,279
1,000 Organo Corp. 48,991

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
4,500 OSG Corp. $ 63,788
692 Palfinger AG 17,486
668 Piovan SpA(a) 10,223
150 Plasson Industries, Ltd. 5,639
183 Rational AG 186,494
70 Rieter Holding AG, Registered Shares 8,148
22,196 Rotork plc 98,985
1,800 Ryobi, Ltd. 24,500
8,239 Sandvik AB 184,179
1,900 Savaria Corp. 30,559
337 Schindler Holding AG, Registered Shares 95,927
74,500 Seatrium, Ltd.* 103,148
684 SFS Group AG 106,894
1,100 Shibaura Machine Co., Ltd. 30,358
500 Shibuya Corp. 13,286
1,200 Shima Seiki Manufacturing, Ltd. 9,557
1,900 Shinmaywa Industries, Ltd. 17,583
78,000 Singamas Container Holdings, Ltd. 7,032
2,200 Sintokogio, Ltd. 14,823
7,590 Skellerup Holdings, Ltd. 21,936
5,262 SKF AB, B Shares 104,722
892 SKF AB, Class A 17,846
100 SMC Corp. 44,502
2,300 Sodick Co., Ltd. 12,815
852 Spirax Group plc 85,839
772 Stabilus SE 31,572
1,498 Stadler Rail AG 47,009
1,600 Star Micronics Co., Ltd. 21,501
849 Sulzer AG, Registered Shares 139,154
4,800 Sumitomo Heavy Industries, Ltd. 115,444
3,900 Tadano, Ltd. 26,079
1,500 Takeuchi Manufacturing Co., Ltd. 46,380
1,300 Takuma Co., Ltd. 14,545
3,785 Talgo SA*(a) 14,681
478 Technotrans SE 9,919
6,687 Techtronic Industries Co., Ltd. 101,369
1,000 Teikoku Electric Manufacturing Co., Ltd. 18,937
700 Teikoku Sen-I Co., Ltd. 15,034
2,900 THK Co., Ltd. 51,088
2,100 Tocalo Co., Ltd. 28,136
800 Tokyo Keiki, Inc. 17,938
1,392 TOMRA Systems ASA 20,543
1,400 Torishima Pump Manufacturing Co., Ltd. 26,630
1,100 Toyota Industries Corp. 84,924
2,410 Trelleborg AB, Class B 92,649
1,098 Troax Group AB 23,060
1,100 Tsubaki Nakashima Co., Ltd. 5,399
4,200 Tsubakimoto Chain Co. 55,111
1,800 Tsugami Corp. 18,660
1,200 Tsukishima Holdings Co., Ltd. 10,784
600 Tsurumi Manufacturing Co., Ltd. 16,920
5,068 Valmet Oyj 162,454
375 VAT Group AG(a) 191,223
1,074 VBG Group AB, Class B 41,140
11,673 Vesuvius plc 60,928
2,629 Volvo AB, Class A 70,190
24,064 Volvo AB, Class B 636,438
684 Vossloh AG 37,293
1,416 Wacker Neuson SE 23,430
Shares Value
Common Stocks, continued
Machinery, continued
11,384 Wartsila OYJ Abp $ 255,164
560 Washtec AG 23,702
4,117 Weir Group plc (The) 119,288
1,600 YAMABIKO Corp. 28,441
69,800 Yangzijiang Shipbuilding Holdings, Ltd. 133,030
2,500 Yaskawa Electric Corp. 87,499
13,536,358
Marine Transportation (0.5%):
1,600 Algoma Central Corp. 17,546
3,578 AMSC ASA 9,066
44 AP Moller - Maersk A/S, Class A 71,327
50 AP Moller - Maersk A/S, Class B 84,127
11,088 Belships ASA 20,920
986 Clarkson plc 48,620
894 D/S Norden A/S 37,194
1,478 Dfds A/S 37,915
2,760 Golden Ocean Group, Ltd. 37,036
365 Hapag-Lloyd AG(a) 66,135
5,382 Hoegh Autoliners ASA 69,560
3,300 Iino Kaiun Kaisha, Ltd. 28,948
5,897 Irish Continental Group plc 36,091
2,300 Japan Transcity Corp. 14,146
7,400 Kawasaki Kisen Kaisha, Ltd. 114,794
1,189 Klaveness Combination Carriers ASA(a) 10,427
714 Kuehne + Nagel International AG, Class R 194,847
6,700 Mitsui OSK Lines, Ltd. 230,820
19,192 MPC Container Ships ASA 44,317
7,800 Nippon Yusen KK 284,586
600 NS United Kaiun Kaisha, Ltd. 18,895
1,260 Odfjell SE, A Shares 16,965
257,000 Pacific Basin Shipping, Ltd. 80,611
36,000 SITC International Holdings Co., Ltd. 96,049
1,067 Stolt-Nielsen, Ltd. 39,450
2,499 Wallenius Wilhelmsen ASA 29,494
630 Wilh Wilhelmsen Holding ASA, A Shares 27,030
1,766,916
Media (0.8%):
1,418 4imprint Group plc 94,653
3,715 Aimia, Inc.* 7,225
996 Alma Media Oyj 12,522
65 APG SGA SA 15,209
8,376 ARN Media, Ltd. 3,822
14,475 Arnoldo Mondadori Editore SpA 39,233
4,886 Atresmedia Corp. de Medios de Comunicacion SA 25,845
1,951 Bloomsbury Publishing plc 17,578
701 Cogeco Communications, Inc. 37,064
8,300 CyberAgent, Inc. 59,077
2,500 Dentsu Group, Inc. 76,951
5,775 Eutelsat Communications SACA* 25,650
2,800 Fuji Media Holdings, Inc. 33,581
4,481 Future plc 60,580
2,300 Gakken Holdings Co., Ltd. 16,186
7,000 Hakuhodo DY Holdings, Inc. 57,112
16,075 Informa plc 176,552
500 Intage Holdings, Inc. 5,538
1,774 IPSOS SA 111,604
133,628 ITV plc 143,077
9,582 IVE Group, Ltd. 13,501

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
3,825 JCDecaux SE* $ 85,639
1,600 Kadokawa Corp. 35,679
4,254 M&C Saatchi plc 10,353
1,300 Macromill, Inc. 7,236
1,664 Metropole Television SA 22,585
9,409 MFE-MediaForEurope NV, Class A 32,519
2,046 MFE-MediaForEurope NV, Class B 9,925
3,263 Next 15 Group plc 19,813
48,093 Nine Entertainment Co. Holdings, Ltd. 41,853
1,307 NRJ Group 11,232
19,083 oOh!media, Ltd. 17,371
602 Perion Network, Ltd.* 4,796
68,000 Pico Far East Holdings, Ltd. 16,105
5,806 ProSiebenSat.1 Media SE 37,611
1,300 Proto Corp. 13,480
4,172 Publicis Groupe SA 456,489
12,118 Reach plc 15,103
1,338 RTL Group SA 45,419
10,874 S4 Capital plc* 5,636
5,299 Sanoma Oyj 39,876
614 Schibsted ASA, Class A 19,912
770 Schibsted ASA, Class B 23,233
7,200 Septeni Holdings Co., Ltd. 23,416
16,564 SES SA 83,023
60,999 Seven West Media, Ltd.* 7,370
6,212 SKY Network Television, Ltd. 10,221
7,900 SKY Perfect JSAT Holdings, Inc. 49,272
15,013 Southern Cross Media Group, Ltd. 4,990
1,922 Stroeer SE & Co. KGaA 122,886
900 TBS Holdings, Inc.^ 24,536
5,942 Team Internet Group PLC 10,345
15,000 Television Broadcasts, Ltd.* 6,731
4,175 Television Francaise 1 SA 37,109
1,400 TV Asahi Holdings Corp. 19,421
500 Tv Tokyo Holdings Corp. 13,036
232 TX Group AG 38,831
1,000 ValueCommerce Co., Ltd. 7,822
1,600 Vector, Inc. 10,196
23,328 Viaplay Group AB* 1,737
24,877 Vivendi SE 287,779
500 Wowow, Inc. 3,608
5,041 WPP plc 51,508
2,098 WPP plc, ADR 107,334
700 Zenrin Co., Ltd. 4,264
2,929,860
Metals & Mining (4.3%):
7,741 Acerinox SA 83,183
1,200 ADF Group, Inc. 9,593
1,613 Agnico Eagle Mines, Ltd. 129,954
1,039 Agnico Eagle Mines, Ltd., ADR 83,702
400 Aichi Steel Corp. 10,967
7,361 Alamos Gold, Inc. 146,697
1,438 Alcoa Corp. 57,814
6,600 Algoma Steel Group, Inc. 67,518
41,565 Alkane Resources, Ltd.* 12,829
9,063 Alleima AB 63,754
1,400 Altius Minerals Corp.* 26,959
723 AMG Critical Materials NV 13,800
11,157 Anglo American plc 362,547
Shares Value
Common Stocks, continued
Metals & Mining, continued
1,981 Antofagasta plc $ 53,485
1,631 APERAM SA 51,138
70,846 Arafura Rare Earths, Ltd.* 8,588
5,723 ArcelorMittal SA 150,175
2,197 ArcelorMittal SA, NYS 57,693
2,800 ARE Holdings, Inc. 35,465
16,100 Ascot Resources, Ltd.* 1,905
3,752 Atalaya Mining plc 20,258
116,831 Aurelia Metals, Ltd.* 14,111
1,331 Aurubis AG^ 97,503
25,622 AVZ Minerals, Ltd.* 2,686
42,196 B2Gold Corp. 130,429
15,292 Barrick Gold Corp. 304,189
1,188 Bekaert SA 48,815
32,098 Bellevue Gold, Ltd.* 28,959
44,615 BHP Group, Ltd. 1,386,910
5,290 BHP Group, Ltd., ADR 328,562
11,637 BlueScope Steel, Ltd. 177,949
4,700 Boliden AB 159,518
9,940 Capital, Ltd. 10,954
13,036 Capricorn Metals, Ltd.* 51,343
17,700 Capstone Copper Corp.* 138,349
36,114 Centamin plc 70,970
10,700 Centerra Gold, Inc. 76,830
8,967 Central Asia Metals plc 23,521
21,468 Champion Iron, Ltd. 108,518
16,254 China Gold International Resources Corp., Ltd.* 74,521
1,500 Chubu Steel Plate Co., Ltd. 26,321
400 CK-San-Etsu Co., Ltd. 9,619
1,620 Culico Metals, Inc.* 120
5,000 Daido Steel Co., Ltd. 49,134
1,400 Daiki Aluminium Industry Co., Ltd. 10,534
35,369 De Grey Mining, Ltd.* 33,622
14,098 Deterra Royalties, Ltd. 39,497
2,200 Dowa Holdings Co., Ltd. 80,776
9,600 Dundee Precious Metals, Inc. 97,257
2,800 Dynacor Group, Inc. 10,601
7,200 ECORA RESOURCES plc 6,742
11,262 Eldorado Gold Corp.* 195,792
20,116 Emerald Resources NL* 52,994
6,695 Endeavour Mining plc 159,119
7,400 Endeavour Silver Corp.* 29,221
17,107 Equinox Gold Corp.* 104,365
393 Eramet SA 31,039
3,299 ERO Copper Corp.* 73,455
71,986 Evolution Mining, Ltd. 228,683
7,778 Evraz plc*(b) —
6,600 First Majestic Silver Corp. 39,630
6,267 First Quantum Minerals, Ltd.* 85,457
4,900 Foraco International SA 7,827
22,913 Fortescue, Ltd. 323,056
13,552 Fortuna Mining Corp.* 63,035
5,500 Fortuna Mining Corp., ADR* 25,465
861 Franco-Nevada Corp. 106,952
4,743 Fresnillo plc 38,907
8,215 Galiano Gold, Inc.* 11,724
54,653 Glencore plc 312,914
1,100 Godo Steel, Ltd.^ 31,702
8,900 GoGold Resources, Inc.* 8,424

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
32,681 Gold Road Resources, Ltd.* $ 38,221
4,992 Granges AB 59,916
7,630 Griffin Mining, Ltd.* 17,059
2,474 Hill & Smith plc 67,800
9,715 Hochschild Mining plc* 23,815
19,462 Hudbay Minerals, Inc. 179,034
27,531 IAMGOLD Corp.* 144,343
6,077 IGO, Ltd. 24,495
7,194 Iluka Resources, Ltd.* 34,522
24,320 Imdex, Ltd. 39,782
1,905 Ivanhoe Mines, Ltd.* 28,343
13,300 JFE Holdings, Inc. 178,055
50,009 Jupiter Mines, Ltd. 6,058
9,836 K92 Mining, Inc.* 57,243
60,333 Kinross Gold Corp. 565,273
15,400 Kobe Steel, Ltd.^ 184,272
700 Kurimoto, Ltd. 20,032
1,800 Kyoei Steel, Ltd. 21,741
2,700 Labrador Iron Ore Royalty Corp.^ 64,211
2,100 Largo, Inc.* 4,410
14,207 Lucara Diamond Corp.* 4,833
5,900 Lundin Gold, Inc. 127,616
22,826 Lundin Mining Corp. 239,181
11,822 Lynas Rare Earths, Ltd.* 65,468
48,387 Macmahon Holdings, Ltd. 10,855
3,114 Major Drilling Group International, Inc.* 19,274
2,600 Maruichi Steel Tube, Ltd. 61,021
176,000 Midas Holdings, Ltd.*(b) —
3,430 Mineral Resources, Ltd.* 122,658
4,200 Mitsubishi Materials Corp. 75,609
500 Mitsubishi Steel Manufacturing Co., Ltd. 4,736
1,500 Mitsui Mining & Smelting Co., Ltd. 51,206
30,000 Mongolian Mining Corp.* 35,083
27,183 Mount Gibson Iron, Ltd.* 6,306
1,800 Nakayama Steel Works, Ltd. 9,758
2,200 Neturen Co., Ltd. 15,150
33,410 New Gold, Inc.* 96,848
606 Newmont Corp. 32,343
98,101 Nickel Industries, Ltd. 62,443
6,200 Nippon Denko Co., Ltd. 13,242
2,700 Nippon Light Metal Holdings Co., Ltd. 30,694
11,195 Nippon Steel Corp. 249,993
930 Nippon Yakin Kogyo Co., Ltd. 29,443
1,100 Nittetsu Mining Co., Ltd. 32,808
5,714 Norsk Hydro ASA 37,149
20,593 Northern Star Resources, Ltd.* 225,289
35,128 OceanaGold Corp. 99,490
21,175 OM Holdings, Ltd.* 5,623
2,207 Orla Mining, Ltd.* 8,828
500 Osaka Steel Co., Ltd. 11,969
1,400 OSAKA Titanium Technologies Co., Ltd. 24,339
2,604 Osisko Gold Royalties, Ltd.* 48,236
12,854 Osisko Mining, Inc.* 46,291
15,995 Outokumpu Oyj 64,685
900 Pacific Metals Co., Ltd.* 8,657
118,503 Pan African Resources plc 50,312
8,178 Pan American Silver Corp. 170,781
33,353 Perenti, Ltd. 25,081
57,149 Perseus Mining, Ltd. 101,746
Shares Value
Common Stocks, continued
Metals & Mining, continued
60,553 Pilbara Minerals, Ltd.* $ 136,090
59,573 Ramelius Resources, Ltd.* 89,382
1,734 Rana Gruber ASA 12,164
42,740 Regis Resources, Ltd.* 59,593
95,529 Resolute Mining, Ltd.* 48,274
2,373 Rio Tinto plc, ADR 168,886
7,494 Rio Tinto plc 531,007
6,645 Rio Tinto, Ltd. 591,522
1,335 Salzgitter AG 24,397
22,329 Sandfire Resources, Ltd.* 168,482
4,900 Sandstorm Gold, Ltd. 29,422
6,900 Sandstorm Gold, Ltd., ADR 41,400
800 Sanyo Special Steel Co., Ltd. 10,656
1,200 Seabridge Gold, Inc.* 20,179
6,200 SilverCrest Metals, Inc.* 57,539
3,431 Sims, Ltd. 30,167
53,653 SolGold plc* 7,224
67,916 South32, Ltd. 177,652
6,491 SSAB AB, Class A 34,008
12,242 SSAB AB, Class B 62,716
5,949 SSR Mining, Inc. 33,786
30,000 St Barbara, Ltd.* 7,385
19,222 Stanmore Resources, Ltd. 42,712
1,600 Stelco Holdings, Inc. 78,929
4,624 Straits Trading Co., Ltd.* 5,244
3,700 Sumitomo Metal Mining Co., Ltd. 111,036
108 Swiss Steel Holding AG* 511
17,205 Syrah Resources, Ltd.* 2,957
12,474 Taseko Mines, Ltd.* 31,639
7,538 Teck Resources, Ltd., Class B 393,762
13,395 thyssenkrupp AG 51,809
900 Toho Titanium Co., Ltd. 7,132
700 Toho Zinc Co., Ltd.* 5,134
300 Tokyo Rope Manufacturing Co., Ltd. 2,270
2,300 Tokyo Steel Manufacturing Co., Ltd. 31,839
400 Tokyo Tekko Co., Ltd. 14,408
1,100 Topy Industries, Ltd. 15,184
4,785 Torex Gold Resources, Inc.* 91,327
969 Trevali Mining Corp.*(b) —
1,700 Triple Flag Precious Metals Corp. 27,531
3,573 Tubacex SA 13,206
2,300 UACJ Corp. 82,300
187,341 Vault Minerals, Ltd.* 41,644
2,097 Victoria Gold Corp.* 744
4,993 voestalpine AG 130,030
1,861 Vulcan Steel, Ltd. 9,876
6,700 Wesdome Gold Mines, Ltd.* 62,873
54,361 West African Resources, Ltd.* 64,248
43,691 Westgold Resources, Ltd. 80,032
1,616 Wheaton Precious Metals Corp. 98,707
1,400 Yamato Kogyo Co., Ltd. 70,013
800 Yodogawa Steel Works, Ltd. 31,238
15,000,580
Multi-Utilities (0.9%):
64,938 A2A SpA 150,050
2,232 ACEA SpA 43,690
10,462 AGL Energy, Ltd. 85,504
5,995 Algonquin Power & Utilities Corp., ADR 32,673
3,800 Algonquin Power & Utilities Corp. 20,766

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Multi-Utilities, continued
2,324 Atco, Ltd., Class I $ 82,319
1,866 Canadian Utilities, Ltd., Class A 49,551
217,853 Centrica plc 339,931
28,664 E.ON SE 426,175
57,249 Engie SA 988,834
29,629 Hera SpA 118,237
23,346 Iren SpA 52,894
1,636 National Grid plc, ADR* 113,980
17,502 National Grid plc* 241,230
11,914 REN - Redes Energeticas Nacionais SGPS SA 32,026
23,200 Sembcorp Industries, Ltd. 99,770
3,525 Telecom Plus plc 87,036
6,489 Vector, Ltd. 15,625
8,020 Veolia Environnement SA 263,832
3,244,123
Office REITs (0.0%
†
):
5,154 Helical plc 15,521
Oil, Gas & Consumable Fuels (6.6%):
9,181 Advantage Energy, Ltd.* 64,158
18,755 Africa Oil Corp. 24,271
7,157 Aker BP ASA 153,991
10,424 Ampol, Ltd. 220,414
25,507 ARC Resources, Ltd. 431,184
507 Ashdod Refinery, Ltd. 7,624
27,709 Athabasca Oil Corp.* 98,353
2,116 Avance Gas Holding, Ltd.(a) 21,183
20,594 Baytex Energy Corp. 61,525
90,750 Beach Energy, Ltd. 76,500
7,041 Birchcliff Energy, Ltd. 29,678
976 BLUENORD ASA* 42,910
2,100 Bonterra Energy Corp.* 5,715
17,387 Boss Energy, Ltd.* 39,878
26,019 BP plc, ADR 816,736
151,966 BP plc 801,437
173,000 Brightoil Petroleum Holdings, Ltd.*(b) —
4,310 BW LPG, Ltd.(a) 61,501
889 Cameco Corp. 42,475
1,022 Cameco Corp., ADR 48,811
1,527 Canacol Energy, Ltd. 3,896
13,000 Canadian Natural Resources, Ltd. 431,731
13,764 Canadian Natural Resources, Ltd., ADR 457,102
5,438 Capricorn Energy PLC* 14,468
7,312 Cardinal Energy, Ltd.^ 34,605
194,347 Carnarvon Energy, Ltd.* 20,907
2,956 Cenovus Energy, Inc., ADR 49,454
29,875 Cenovus Energy, Inc. 499,721
7,392 Channel Infrastructure NZ, Ltd. 7,984
13,100 China Aviation Oil Singapore Corp., Ltd. 9,210
380 Chord Energy Corp. 49,487
1,031 CMB Tech NV, ADR 17,135
138,505 Cooper Energy, Ltd.* 17,700
2,800 Cosmo Energy Holdings Co., Ltd.^ 152,973
8,223 Crew Energy, Inc.*^ 43,660
4,317 d'Amico International Shipping SA 27,499
23,879 Deep Yellow, Ltd.* 22,914
264 Delek Group, Ltd. 30,951
5,000 Denison Mines Corp.* 9,096
2,097 Diversified Energy Co PLC 23,736
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
20,320 DNO ASA $ 22,069
9,908 Enbridge, Inc.^ 402,533
68,500 ENEOS Holdings, Inc. 372,989
7,510 Energean plc 90,326
29,718 Eni SpA 454,648
120,434 EnQuest plc* 16,635
7,170 Equinor ASA 181,779
1,081 Equital, Ltd.* 36,428
134 Esso SA Francaise 17,602
4,745 Etablissements Maurel et Prom SA 25,027
762 Flex LNG, Ltd. 19,682
424 Flex LNG, Ltd.,^ 10,787
5,800 Freehold Royalties, Ltd.^ 60,260
653 Friedrich Vorwerk Group SE 17,668
2,600 Frontera Energy Corp. 15,131
2,211 Frontline plc 50,067
3,100 Fuji Oil Co., Ltd. 7,650
19,112 Galp Energia SGPS SA 358,806
1,856 Gaztransport Et Technigaz SA 262,759
15,200 Gear Energy, Ltd. 6,632
6,249 Genel Energy plc* 5,785
88,400 Geo Energy Resources, Ltd. 18,476
8,050 Gibson Energy, Inc. 132,212
1,960 Gran Tierra Energy, Inc.* 12,479
14,984 Gulf Keystone Petroleum, Ltd. 23,015
6,440 Hafnia, Ltd. 46,016
32,537 Harbour Energy plc 116,163
1,595 Hargreaves Services PLC 12,180
12,600 Headwater Exploration, Inc. 58,980
37,200 Idemitsu Kosan Co., Ltd. 267,121
2,273 Imperial Oil, Ltd. 159,932
30,200 Inpex Corp. 409,708
2,823 International Petroleum Corp. Stockhol m* 33,573
2,244 International Petroleum Corp. Toronto* 26,501
3,600 Itochu Enex Co., Ltd. 39,110
8,400 Iwatani Corp. 121,417
5,000 Japan Petroleum Exploration Co., Ltd. 36,369
2,500 Journey Energy, Inc.* 4,566
34,924 Karoon Energy, Ltd. 38,028
6,400 Kelt Exploration, Ltd.* 29,627
8,801 Keyera Corp. 274,450
3,678 Koninklijke Vopak NV 170,741
369 La Francaise De L'energie SACA*^ 13,331
12,407 MEG Energy Corp. 233,130
1,700 Mitsuuroko Group Holdings Co., Ltd. 20,581
3,641 Neste Oyj 70,749
21,426 New Hope Corp., Ltd. 77,364
64,000 NewOcean Energy Holdings, Ltd.* —
21,200 Nippon Coke & Engineering Co., Ltd. 14,655
10,254 NuVista Energy, Ltd.* 84,319
4,600 Obsidian Energy, Ltd.* 25,546
131,868 Oil Refineries, Ltd. 34,043
771 Okeanis Eco Tankers Corp.(a) 25,297
5,616 OMV AG 240,158
4,178 Paladin Energy, Ltd.* 33,662
5,770 Panoro Energy ASA 14,628
3,407 Paramount Resources, Ltd., Class A 66,386
4,673 Parex Resources, Inc. 41,467
5,500 Parkland Corp. 141,781

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
375 Paz Oil Co., Ltd. $ 39,487
1,584 Pembina Pipeline Corp., ADR 65,324
2,678 Pembina Pipeline Corp. 110,403
11,660 Peyto Exploration & Development Corp. 132,784
12,892 Pharos Energy plc 3,996
10,900 Pine Cliff Energy, Ltd.^ 7,980
3,732 PrairieSky Royalty, Ltd. 75,865
28,439 Repsol SA 376,301
1,600 Sala Corp. 9,184
3,100 San-Ai Obbli Co., Ltd. 42,111
132,678 Santos, Ltd. 646,518
8,575 Serica Energy plc 15,329
8,172 Shell plc, ADR 538,943
97,043 Shell plc* 3,162,326
400 Sinanen Holdings Co., Ltd. 15,874
2,000 Spartan Delta Corp.* 5,457
487 Strathcona Resources, Ltd. 9,705
12,412 Suncor Energy, Inc. 458,188
9,472 Suncor Energy, Inc., ADR 349,706
1,871 Surge Energy, Inc. 8,343
3,041 Tamar Petroleum, Ltd.(a) 16,152
28,200 Tamarack Valley Energy, Ltd. 81,537
10,514 TC Energy Corp. 499,848
1,817 TC Energy Corp., ADR 86,398
3,303 Tethys Oil AB 17,672
13,400 Tidewater Midstream and Infrastructure, Ltd.* 2,874
4,100 Topaz Energy Corp. 78,374
1,569 TORM plc, Class A 53,340
51,445 TotalEnergies SE 3,333,983
10,638 Tourmaline Oil Corp. 494,101
64,721 Tullow Oil plc* 18,561
9,392 Var Energi ASA 29,147
542 Verbio SE 11,271
15,061 Veren, Inc. 92,774
8,781 Veren, Inc., ADR 54,003
5,097 Vermilion Energy, Inc. 49,753
18,519 Viva Energy Group, Ltd.(a) 37,641
30,552 Whitecap Resources, Inc. 228,185
35,316 Whitehaven Coal, Ltd. 176,874
37,622 Woodside Energy Group, Ltd. 651,889
14,140 Yancoal Australia, Ltd. 59,917
22,723,715
Paper & Forest Products (0.5%):
800 Acadian Timber Corp.* 10,317
2,718 Altri SGPS SA 15,194
2,829 Canfor Corp.* 35,627
168 CPH Group AG 13,390
5,900 Daio Paper Corp. 37,284
8,317 Ence Energia y Celulosa SA 27,797
5,000 Hokuetsu Corp.^ 54,712
1,401 Holmen AB, B Shares 60,668
539 Iberpapel Gestion SA 10,976
2,427 Interfor Corp.* 36,433
11,478 Mondi plc 218,507
8,539 Navigator Co. SA (The) 35,062
4,800 Nippon Paper Industries Co., Ltd. 32,808
2,562 Nordic Paper Holding AB 13,609
5,393 Norske Skog ASA(a) 18,099
34,200 Oji Holdings Corp. 136,904
Shares Value
Common Stocks, continued
Paper & Forest Products, continued
770 Semapa-Sociedade de Investimento e Gestao $ 12,384
3,007 Stella-Jones, Inc. 197,435
19,854 Stora Enso Oyj, Class R 254,301
7,679 Svenska Cellulosa AB SCA, Class B 111,924
600 Tokushu Tokai Paper Co., Ltd. 15,526
6,568 UPM-Kymmene Oyj 220,095
2,007 West Fraser Timber Co., Ltd. 195,565
24,618 Western Forest Products, Inc.* 9,648
1,774,265
Passenger Airlines (0.2%):
3,700 Air Canada* 44,844
1,552 Air France-KLM* 15,596
80,763 Air New Zealand, Ltd. 27,185
1,100 ANA Holdings, Inc. 23,538
79,347 Cathay Pacific Airways, Ltd. 84,726
7,555 Deutsche Lufthansa AG, Registered Shares 55,324
5,559 easyJet plc 38,693
12,414 El Al Israel Airlines* 21,513
1,328 Exchange Income Corp.* 50,496
6,600 Japan Airlines Co., Ltd.^ 115,919
2,549 JET2 plc 47,807
10,542 Qantas Airways, Ltd.* 54,140
39,000 Singapore Airlines, Ltd. 205,929
785,710
Personal Care Products (0.8%):
447 Beiersdorf AG 67,261
38,325 Haleon plc 200,392
677 Interparfums SA 34,230
1,114 Jamieson Wellness, Inc.(a) 28,923
700 Kao Corp. 34,692
500 Kobayashi Pharmaceutical Co., Ltd. 19,863
300 Kose Corp. 19,440
1,336 L'Oreal SA 598,855
1,600 Mandom Corp. 13,821
1,000 Milbon Co., Ltd. 22,067
600 Noevir Holdings Co., Ltd. 21,615
2,645 Ontex Group NV* 26,332
161 Pharmanutra SpA 10,454
1,500 Pola Orbis Holdings, Inc. 15,415
5,635 PZ Cussons plc 7,263
2,300 Rohto Pharmaceutical Co., Ltd. 57,200
2,200 Shiseido Co., Ltd. 59,637
1 Unilever plc 65
15,923 Unilever plc, ADR 1,034,358
5,719 Unilever plc NV 370,305
2,642,188
Pharmaceuticals (5.3%):
6,809 ALK-Abello A/S* 174,859
15,687 Alliance Pharma plc* 9,174
2,045 Almirall SA* 19,881
800 ASKA Pharmaceutical Holdings Co., Ltd. 12,375
2,600 Astellas Pharma, Inc. 29,847
6,024 AstraZeneca plc 938,153
7,437 AstraZeneca plc, ADR 579,417
49 Aurora Cannabis, Inc.* 288
6,286 Bausch Health Cos., Inc.* 51,318
1,145 Bausch Health Cos., Inc., ADR* 9,343

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
18,067 Bayer AG, Registered Shares $ 610,100
298 Boiron SA 10,782
679 Camurus AB* 43,245
90 Canopy Growth Corp.* 433
5,800 Chugai Pharmaceutical Co., Ltd. 280,530
207 COSMO Pharmaceuticals NV 18,381
13,000 Cronos Group, Inc.* 28,470
4,400 Daiichi Sankyo Co., Ltd. 144,670
1,830 Daito Pharmaceutical Co., Ltd. 28,706
988 Dermapharm Holding SE 38,431
1,200 Eisai Co., Ltd. 44,655
192 Euroapi SA* 810
9,586 Faes Farma SA 39,676
700 Fuji Pharma Co., Ltd. 6,228
500 Fuso Pharmaceutical Industries, Ltd. 7,833
15,331 GSK plc 311,773
17,784 GSK plc, ADR 727,010
10,077 H Lundbeck A/S 65,194
4,354 H Lundbeck A/S, Class A 23,999
3,600 Haw Par Corp., Ltd. 30,347
3,409 Hikma Pharmaceuticals plc 87,070
1,800 Hisamitsu Pharmaceutical Co., Inc. 48,454
3,664 Indivior plc* 36,180
1,561 Ipsen SA 192,045
3,200 JCR Pharmaceuticals Co., Ltd. 14,683
1,100 Kaken Pharmaceutical Co., Ltd. 29,324
1,500 Kissei Pharmaceutical Co., Ltd. 37,088
5,747 Knight Therapeutics, Inc.* 25,201
2,700 Kyorin Pharmaceutical Co., Ltd. 28,602
2,200 Kyowa Kirin Co., Ltd. 38,762
1,226 Laboratorios Farmaceuticos Rovi SA 97,762
4,918 Mayne Pharma Group, Ltd.* 15,583
403 Merck KGaA 70,948
1,000 Mochida Pharmaceutical Co., Ltd. 23,416
2,000 Nippon Shinyaku Co., Ltd. 51,949
18,931 Novartis AG, ADR 2,177,444
11,343 Novartis AG, Registered Shares 1,305,990
32,785 Novo Nordisk A/S, Class B 3,904,429
10,500 Ono Pharmaceutical Co., Ltd. 139,872
5,000 Organigram Holdings, Inc.* 9,059
1,227 Orion Oyj, Class A 67,023
5,068 Orion Oyj, Class B 277,581
1,700 Otsuka Holdings Co., Ltd. 95,882
2,493 Recordati Industria Chimica e Farmaceutica SpA 141,065
6,731 Roche Holding AG 2,155,074
326 Roche Holding AG, Class BR 111,511
558 Sandoz Group AG, ADR 23,216
14,673 Sandoz Group AG 611,931
6,440 Sanofi SA 741,882
13,100 Santen Pharmaceutical Co., Ltd. 158,362
5,700 Sawai Group Holdings Co., Ltd. 80,973
1,300 Seikagaku Corp. 7,721
10,200 Shionogi & Co., Ltd. 146,107
2,832 SNDL, Inc.* 5,834
20,000 Takeda Pharmaceutical Co., Ltd. 572,036
1,620 Teva Pharmaceutical Industries, Ltd., ADR* 29,192
2,648 Teva Pharmaceutical Industries, Ltd.* 47,533
800 Torii Pharmaceutical Co., Ltd. 21,602
1,200 Towa Pharmaceutical Co., Ltd. 25,197
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
2,000 Tsumura & Co. $ 63,063
723 UCB SA 130,357
56,000 United Laboratories International Holdings, Ltd.
(The) 71,946
166 Vetoquinol SA 15,446
151 Virbac SACA 64,393
1,100 ZERIA Pharmaceutical Co., Ltd. 17,468
18,302,184
Professional Services (1.8%):
4,876 Adecco Group AG 165,961
3,918 AFRY AB 71,453
9,639 ALS, Ltd. 96,344
770 Altech Corp. 14,935
203 Amadeus Fire AG 20,912
2,192 Arcadis NV 151,920
2,900 BayCurrent, Inc. 107,075
1,800 Bell System24 Holdings, Inc. 18,862
372 Bertrandt AG 8,540
1,661 Brunel International NV 16,225
9,284 Bureau Veritas SA 308,082
26,624 Capita plc* 6,798
6,433 Computershare, Ltd. 112,274
700 Creek & River Co., Ltd. 7,147
180 Danel Adir Yeoshua, Ltd. 16,497
1,400 dip Corp. 27,742
1,981 DKSH Holding AG 157,454
900 EJ Holdings, Inc. 11,371
900 en Japan, Inc. 15,274
6,645 Experian plc 350,007
1,200 FULLCAST Holdings Co., Ltd. 13,459
1,500 Funai Soken Holdings, Inc. 25,283
175 Groupe Crit SA 13,055
57,804 Hays plc 71,771
690 Hilan, Ltd. 36,257
1,600 Insource Co., Ltd. 11,431
2,958 Intertek Group plc 204,438
5,324 IPH, Ltd.* 22,358
300 IR Japan Holdings, Ltd. 1,843
4,000 JAC Recruitment Co., Ltd. 21,375
1,000 LIKE, Inc. 10,088
5,600 Link And Motivation, Inc. 24,765
1,000 Management Solutions Co., Ltd. 11,532
3,076 McMillan Shakespeare, Ltd. 32,582
2,700 MEITEC Group Holdings, Inc. 59,732
824 Multiconsult ASA(a) 13,880
15,100 Nihon M&A Center Holdings, Inc. 69,062
1,900 Open Up Group, Inc. 27,160
12,547 Pagegroup plc 65,026
1,400 Pasona Group, Inc. 21,489
67,700 Persol Holdings Co., Ltd. 121,417
700 Quick Co., Ltd. 10,169
3,085 Randstad NV 153,328
11,200 Recruit Holdings Co., Ltd. 682,254
2,152 RELX NV 101,096
7,583 RELX plc, ADR 359,889
6,345 RELX plc 299,718
2,833 Ricardo plc 16,786
3,902 Robert Walters plc 17,175
15,759 RWS Holdings plc 34,222

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
3,217 SGS SA, Registered Shares* $ 359,057
1,300 SIGMAXYZ Holdings, Inc. 15,274
5,908 SmartGroup Corp., Ltd. 34,399
4,000 SMS Co., Ltd. 60,261
3,200 S-Pool, Inc. 7,607
7,669 SThree plc 38,654
1,633 Talenom Oyj 9,125
1,100 Tanseisha Co., Ltd. 6,410
5,200 TechnoPro Holdings, Inc. 101,022
1,847 Teleperformance SE 191,552
2,200 TELUS International CDA, Inc.* 8,590
589 Thomson Reuters Corp. 100,478
293 Thomson Reuters Corp., ADR 49,986
1,000 TKC Corp. 26,660
1,800 Transcosmos, Inc. 44,488
1,100 UT Group Co., Ltd. 21,193
700 Visional, Inc.* 38,786
800 WDB Holdings Co., Ltd. 9,552
300 Weathernews, Inc. 12,111
5,319 Wolters Kluwer NV 896,436
6,269,154
Real Estate Management & Development (2.2%):
697 Aedas Homes SA(a) 19,828
1,700 Aeon Mall Co., Ltd. 24,744
206 AFI Properties, Ltd.* 9,479
357 Africa Israel Residences, Ltd. 23,273
1,001 Airport City, Ltd.* 15,068
2,300 Airport Facilities Co., Ltd. 9,169
758 Allreal Holding AG, Registered Shares 142,318
5,164 Alony Hetz Properties & Investments, Ltd. 39,622
492 Alrov Properties and Lodgings, Ltd.* 17,515
100 Altus Group, Ltd. 4,059
2,393 Amot Investments, Ltd. 10,361
3,174 Annehem Fastigheter AB, Class B* 6,191
2,100 Aoyama Zaisan Networks Co., Ltd. 20,149
2,400 Arealink Co., Ltd. 28,427
25 Argo Properties NV* 610
32,453 Aroundtown SA* 102,118
46,000 Asia Standard International Group, Ltd.* 2,733
1,281 Atrium Ljungberg AB, B Shares 31,044
233 Azrieli Group, Ltd. 16,264
210 Big Shopping Centers, Ltd.* 23,436
116 Blue Square Real Estate, Ltd. 9,081
59 Brack Capital Properties NV* 4,681
1,139 BRANICKS Group AG* 2,542
3,700 Bukit Sembawang Estates, Ltd. 10,868
1,350 CA Immobilien Anlagen AG 40,434
31,443 Capitaland India Trust 28,352
49,500 CapitaLand Investment, Ltd. 120,400
3,868 Castellum AB* 56,749
781 Catena AB 44,644
2,946 Cedar Woods Properties, Ltd. 11,422
18,000 Chinese Estates Holdings, Ltd.* 3,127
52,000 Chuang's Consortium International, Ltd.* 2,542
851 Cibus Nordic Real Estate AB (publ) 14,772
17,200 City Developments, Ltd. 72,267
1,684 Citycon Oyj 7,802
33,175 CK Asset Holdings, Ltd. 144,165
840 Colliers International Group, Inc. 127,494
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
127 Colliers International Group, Inc., ADR $ 19,280
39,946 Corem Property Group AB, Class B 40,927
340,000 CSI Properties, Ltd.* 3,537
2,500 CTP NV*(a) 45,658
1,100 Daito Trust Construction Co., Ltd. 133,645
15,700 Daiwa House Industry Co., Ltd. 493,558
1,800 Dear Life Co., Ltd. 10,336
478 Deutsche EuroShop AG 11,665
1,307 Deutsche Wohnen SE 36,111
2,651 Dios Fastigheter AB 22,914
1,450 DREAM Unlimited Corp. 36,167
3,016 Eastnine AB 13,205
1,708 Electra Real Estate, Ltd. 19,674
34,000 Emperor International Holdings, Ltd. 1,199
2,652 Entra ASA*(a) 34,496
55,400 ESR Group, Ltd.(a) 88,695
4,939 Fabege AB 48,947
83,930 Far East Consortium International, Ltd.* 13,059
8,332 Fastighets AB Balder, B Shares* 73,232
168 Fastighetsbolaget Emilshus AB, Class B* 775
862 FastPartner AB, Class A 7,034
500 FirstService Corp., Class WI 91,367
436 FirstService Corp., Class WI, ADR 79,553
11,092 Foxtons Group plc 9,286
16,000 Frasers Property, Ltd. 10,881
2,231 Gav-Yam Lands Corp., Ltd.^ 18,514
1,100 Goldcrest Co., Ltd. 24,882
37,448 Grainger plc 122,946
1,873 Grand City Properties SA* 26,342
10,516 Great Eagle Holdings, Ltd. 16,405
17,100 GuocoLand, Ltd. 21,155
28,000 Hang Lung Group, Ltd. 37,859
73,550 Hang Lung Properties, Ltd.* 71,789
7,709 Harworth Group plc 19,886
1,200 Heiwa Real Estate Co., Ltd. 34,153
23,706 Henderson Land Development Co., Ltd. 74,439
294 Hiag Immobilien Holding AG 28,847
37,840 HKR International, Ltd.* 5,521
9,400 Ho Bee Land, Ltd. 14,119
18,500 Hong Fok Corp., Ltd. 12,116
18,600 Hongkong Land Holdings, Ltd. 68,255
2,049 Hufvudstaden AB, Class A 27,996
8,300 Hulic Co., Ltd. 84,247
11,000 Hysan Development Co., Ltd. 19,039
151 IES Holdings, Ltd.* 8,178
242 Immobel SA* 5,914
725 IMMOFINANZ AG*^ 14,522
218 Ina Invest Holding AG* 5,153
700 Information Services Corp. 14,965
2,409 Instone Real Estate Group SE(a) 25,632
32,812 International Workplace Group plc 78,255
145 Intershop Holding AG* 20,465
164 Investis Holding SA 21,227
1,643 Israel Canada T.R, Ltd. 6,074
1,705 Israel Land Development Co., Ltd. (The)* 14,831
59 Isras Investment Co., Ltd. 11,711
348 Jeudan A/S 12,109
800 JINUSHI Co., Ltd. 11,729
2,471 John Mattson Fastighetsforetagen AB* 16,297

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
25,000 K. Wah International Holdings, Ltd. $ 6,243
3,300 Katitas Co., Ltd. 45,849
1,200 Keihanshin Building Co., Ltd. 13,456
16,225 Kerry Properties, Ltd. 34,556
2,347 K-fast Holding AB* 5,972
3,270 Kojamo Oyj* 37,463
28,863 Kowloon Development Co., Ltd. 14,435
17,100 Lai Sun Development Co., Ltd.* 1,394
44,500 Langham Hospitality Investments and Langham
Hospitality Investments, Ltd.* 3,091
2,440 LEG Immobilien SE* 254,430
18,805 Lendlease Corp., Ltd.* 92,526
8,900 Leopalace21 Corp. 37,172
3,878 Lifestyle Communities, Ltd. 22,685
8,000 Liu Chong Hing Investment, Ltd. 4,407
4,644 LSL Property Services plc 18,450
100 Mainstreet Equity Corp. 14,131
543 Mega Or Holdings, Ltd. 13,918
463 Melisron, Ltd. 35,157
59,000 Mingfa Group International Co., Ltd.* 1,518
4,200 Mirarth Holdings, Inc. 14,755
3,900 Mitsubishi Estate Co., Ltd. 61,577
14,100 Mitsui Fudosan Co., Ltd. 132,093
9,306 Mivne Real Estate KD, Ltd. 23,903
342 Mobimo Holding AG, Registered Shares 110,137
100 Morguard Corp.* 9,133
51,087 New World Development Co., Ltd. 63,499
1,539 Nexity SA* 20,233
1,700 Nisshin Group Holdings Co., Ltd. 5,872
2,300 Nomura Real Estate Holdings, Inc. 61,592
1,350 NP3 Fastigheter AB 35,359
3,693 Nyfosa AB 43,802
603 Olav Thon Eiendomsselskap ASA 12,864
17,900 OUE, Ltd. 15,039
54,608 Oxley Holdings, Ltd.* 3,484
4,137 Pandox AB 82,762
1,455 PATRIZIA SE 14,422
4,226 PEXA Group, Ltd.* 43,386
1,195 Platzer Fastigheter Holding AB, Class B 13,010
32 Plazza AG, Registered Shares 12,101
222 Prashkovsky Investments and Construction, Ltd. 5,407
1,501 PSP Swiss Property AG, Registered Shares 219,825
1,025 Raysum Co., Ltd. 42,270
5,600 Relo Group, Inc. 73,382
1,892 Sagax AB, Class B 53,946
22,824 Samhallsbyggnadsbolaget i Norden AB 16,494
1,200 SAMTY HOLDINGS Co., Ltd.* 23,389
4,935 Savills plc 78,276
1,875 Selvaag Bolig ASA 6,294
70,000 Shun Tak Holdings, Ltd.* 7,112
100,800 Sinarmas Land, Ltd. 24,300
47,933 Sino Land Co., Ltd.* 52,593
14,891 Sirius Real Estate, Ltd. 19,452
5,000 Soundwill Holdings, Ltd. 3,636
200 SRE Holdings Corp.* 6,171
1,800 Starts Corp., Inc. 43,648
716 Stendorren Fastigheter AB* 14,424
5,367 StorageVault Canada, Inc. 20,519
3,700 Sumitomo Realty & Development Co., Ltd. 124,375
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
1,493 Summit Real Estate Holdings, Ltd. $ 22,372
1,800 Sun Frontier Fudousan Co., Ltd. 22,127
9,921 Sun Hung Kai Properties, Ltd. 107,742
5,146 Swire Pacific, Ltd., Class A 44,106
17,500 Swire Pacific, Ltd., Class B 23,541
20,000 Swire Properties, Ltd. 41,097
2,489 Swiss Prime Site AG, Registered Shares 279,074
6,180 TAG Immobilien AG* 114,300
21,000 TAI Cheung Holdings, Ltd. 8,376
1,000 TKP Corp.* 10,668
2,900 TOC Co., Ltd. 12,601
7,700 Tokyo Tatemono Co., Ltd. 123,496
21,000 Tokyu Fudosan Holdings Corp. 144,932
2,400 Tosei Corp. 38,552
213 UBM Development AG* 4,902
15,400 UOL Group, Ltd. 66,722
536 VGP NV 54,947
8,900 Vonovia SE* 324,317
5,039 Wallenstam AB, B Shares 29,279
7 Warteck Invest AG, Registered Shares 14,387
6,203 Watkin Jones plc* 2,132
25,829 Wharf Real Estate Investment Co., Ltd. 91,386
6,540 Wihlborgs Fastigheter AB 75,552
20,700 Wing Tai Holdings, Ltd. 21,762
16,000 Wing Tai Properties, Ltd. 3,870
148 YH Dimri Construction & Development, Ltd. 13,213
17 Zug Estates Holding AG, Class B 37,169
7,592,534
Retail REITs (0.0%
†
):
12,883 Investore Property, Ltd. 9,490
Semiconductors & Semiconductor Equipment (2.2%):
6,700 Advantest Corp. 318,395
8,383 AEM Holdings, Ltd.* 9,239
3,947 ams-OSRAM AG* 55,152
893 ASM International NV 588,407
2,227 ASML Holding NV, NYS 1,855,648
1,186 ASML Holding NV 988,578
3,219 ASMPT, Ltd. 39,531
1,087 BE Semiconductor Industries NV 138,035
156 Camtek, Ltd. 12,691
700 Disco Corp. 185,141
185 Elmos Semiconductor SE 13,615
1,700 Ferrotec Holdings Corp. 27,531
900 Furuya Metal Co., Ltd. 25,274
16,662 Infineon Technologies AG 583,079
24,323 IQE plc* 5,440
2,200 Japan Material Co., Ltd. 28,554
700 Lasertec Corp. 115,976
500 Megachips Corp. 18,171
447 Melexis NV 36,888
1,200 Micronics Japan Co., Ltd. 33,137
4,000 Mitsui High-Tec, Inc. 25,208
1,737 Nordic Semiconductor ASA* 17,600
99 Nova, Ltd.* 20,920
1,100 Optorun Co., Ltd. 13,680
1,030 PVA TePla AG* 15,505
17,300 Renesas Electronics Corp. 252,471
7,900 Rohm Co., Ltd. 88,700

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,000 Rorze Corp. $ 41,508
1,000 RS Technologies Co., Ltd. 25,194
1,300 Sanken Electric Co., Ltd.* 61,064
1,400 SCREEN Holdings Co., Ltd. 98,336
600 Shibaura Mechatronics Corp. 33,014
300 Shindengen Electric Manufacturing Co., Ltd. 4,906
1,000 Shinko Electric Industries Co., Ltd.* 38,226
1,000 Siltronic AG 76,117
1,000 SK-Electronics Co., Ltd. 16,124
371 SMA Solar Technology AG 7,448
3,600 Socionext, Inc.^ 71,639
403 SOITEC* 40,272
8,282 STMicroelectronics NV 246,722
9,945 STMicroelectronics NV, NYS 295,665
13,400 SUMCO Corp. 144,819
409 SUSS MicroTec SE 31,283
1,400 Tazmo Co., Ltd. 28,792
600 Tera Probe, Inc. 14,083
4,100 Tokyo Electron, Ltd. 728,120
500 Tokyo Seimitsu Co., Ltd. 26,404
1,200 Torex Semiconductor, Ltd. 13,035
1,500 Towa Corp. 23,107
759 Tower Semiconductor, Ltd.* 33,593
321 u-blox Holding AG 29,570
700 Ulvac, Inc. 37,401
24,700 UMS Holdings, Ltd. 20,560
1,978 X-Fab Silicon Foundries SE*(a) 11,179
700 Yamaichi Electronics Co., Ltd. 12,340
7,723,087
Software (1.2%):
1,484 accesso Technology Group plc* 10,146
7,046 Alfa Financial Software Holdings PLC(a) 18,856
600 Alpha Systems, Inc. 12,158
494 Atoss Software SE 71,392
4,889 BlackBerry, Ltd.* 12,871
19,135 Bravura Solutions, Ltd.* 18,229
11,825 Bytes Technology Group plc 81,591
705 cBrain A/S 21,494
4,700 Celsys, Inc. 38,996
9,887 Cint Group AB* 9,593
500 Computer Engineering & Consulting, Ltd. 6,529
4,726 Computer Modelling Group, Ltd. 39,736
101 Constellation Software, Inc. 328,625
3,684 Crayon Group Holding ASA*(a) 43,670
2,800 Cresco, Ltd. 26,655
1,200 Cybozu, Inc. 16,408
14,951 Darktrace plc* 115,246
599 Dassault Systemes SE 23,768
300 Descartes Systems Group, Inc. (The)* 30,874
564 Descartes Systems Group, Inc. (The), ADR* 58,069
300 Digital Arts, Inc. 10,338
8,979 dotdigital group plc 10,612
989 Dye & Durham, Ltd. 11,621
2,000 Enghouse Systems, Ltd. 49,767
567 Fabasoft AG 9,439
669 FD Technologies plc* 14,712
1,600 Fixstars Corp. 17,921
8,704 Fortnox AB 54,120
1,966 F-Secure Oyj 4,727
Shares Value
Common Stocks, continued
Software, continued
800 Fuji Soft, Inc. $ 50,244
900 Fukui Computer Holdings, Inc. 16,899
10,529 GB Group plc 43,786
1,235 Gentrack Group, Ltd.* 8,428
8,509 Hansen Technologies, Ltd.* 27,986
700 I'll, Inc. 14,532
16,011 Infomedia, Ltd. 17,618
3,230 IRESS, Ltd.* 22,131
550 IVU Traffic Technologies AG 8,665
1,500 Justsystems Corp. 37,451
200 Kinaxis, Inc.* 23,762
562 Lectra 18,299
3,611 Lightspeed Commerce, Inc.* 59,547
314 Lime Technologies AB 10,600
36 Linedata Services 3,182
15,683 LINK Mobility Group Holding ASA* 35,971
1,195 Magic Software Enterprises, Ltd. 14,235
500 Miroku Jyoho Service Co., Ltd. 6,468
1,400 m-up Holdings, Inc. 12,990
1,981 Nemetschek SE 205,059
145 Nice, Ltd.* 25,222
800 NSW, Inc. 16,872
30,146 Nuix, Ltd.* 136,850
400 OBIC Business Consultants Co., Ltd. 20,746
1,335 Objective Corp., Ltd. 13,505
5,080 Open Text Corp. 169,120
896 Open Text Corp., ADR 29,819
800 Oracle Corp. 82,265
3,833 Pinewood Technologies Group plc* 18,199
1,000 Plus Alpha Consulting Co., Ltd. 15,276
920 QT Group Oyj* 95,497
3,000 Rakus Co., Ltd. 46,917
7,353 RPMGlobal Holdings, Ltd.* 15,284
8,992 Sage Group PLC (The) 123,367
2,076 SAP SE 471,525
32,840 Sinch AB*(a) 98,942
500 SRA Holdings 14,882
18,500 Systena Corp. 47,901
3,342 TeamViewer SE*(a) 42,499
10,326 Technology One, Ltd. 170,788
1,802 Temenos AG, Registered Shares 126,203
3,468 TomTom NV*^ 19,937
2,000 Trend Micro, Inc. 118,573
9,354 Truecaller AB, Class B 35,523
12,001 Vista Group International, Ltd.* 20,499
778 Vitec Software Group AB, B Shares 40,335
44,000 Vobile Group, Ltd.* 12,175
1,200 WingArc1st, Inc. 26,835
783 WiseTech Global, Ltd.* 74,596
1,966 WithSecure Oyj* 2,307
1,127 Xero, Ltd.* 116,900
4,055,375
Specialty Retail (1.5%):
1,200 ABC-Mart, Inc. 25,479
16,866 Accent Group, Ltd.^ 27,810
11,912 Adairs, Ltd.* 17,023
1,300 Adastria Co., Ltd. 30,163
900 Alpen Co., Ltd. 13,362
2,600 AOKI Holdings, Inc. 21,617

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialty Retail, continued
2,800 Aoyama Trading Co., Ltd. $ 26,354
3,270 ARCLANDS Corp. 39,906
4,387 Aritzia, Inc.* 164,898
1,006 ASOS plc* 5,771
1,143 Auto1 Group SE*(a) 12,909
2,500 Autobacs Seven Co., Ltd. 25,790
613 AutoCanada, Inc.* 7,294
9,615 Autosports Group, Ltd. 13,750
1,895 Avolta AG 80,349
13,237 BHG Group AB* 20,100
2,300 Bic Camera, Inc. 25,394
2,768 Bilia AB, A Shares 32,766
34,054 boohoo Group plc* 13,572
2,300 Bookoff Group Holdings, Ltd. 21,850
3,245 Byggmax Group AB 13,367
2,609 Carasso Motors, Ltd. 13,973
16,294 Card Factory plc 23,004
3,919 CECONOMY AG* 14,238
14,275 Cettire, Ltd.* 18,532
800 Chiyoda Co., Ltd. 5,481
32,200 Chow Tai Fook Jewellery Group, Ltd. 35,330
1,435 Clas Ohlson AB, B Shares 23,852
51,069 Currys plc* 61,107
4,700 DCM Holdings Co., Ltd. 51,754
928 Delek Automotive Systems, Ltd.* 5,339
7,507 DFS Furniture plc 12,136
291 Dor Alon Energy in Israel 1988, Ltd.* 5,898
5,973 Dunelm Group plc 92,458
4,928 Eagers Automotive, Ltd. 37,168
3,700 EDION Corp. 47,402
115,950 Esprit Holdings, Ltd.* 2,018
1,500 Fast Retailing Co., Ltd. 497,011
1,026 Fielmann Group AG 53,054
917 Fnac Darty SA 31,655
358 Fox Wizel, Ltd. 27,100
4,126 Frasers Group plc* 46,109
2,300 Geo Holdings Corp. 24,743
100,000 Giordano International, Ltd. 22,148
4,635 H & M Hennes & Mauritz AB, Class B^ 78,937
10,860 Halfords Group plc 21,840
1,000 Honeys Holdings Co., Ltd. 11,980
485 Hornbach Holding AG & Co. KGaA 47,617
13,500 Hour Glass, Ltd. (The) 16,794
2,800 IDOM, Inc. 21,019
9,403 Industria de Diseno Textil SA 556,461
3,000 Istyle, Inc.* 11,347
1,000 Jade Group, Inc. 14,443
4,720 JB Hi-Fi, Ltd. 261,569
42,663 JD Sports Fashion plc 88,172
700 JINS Holdings, Inc. 25,684
1,500 Joshin Denki Co., Ltd. 28,296
1,900 Joyful Honda Co., Ltd. 27,553
2,166 Kamux Corp. 9,620
1,913 Kid ASA(a) 27,589
67,531 Kingfisher plc 291,339
26,469 KMD Brands, Ltd.* 8,167
900 Kohnan Shoji Co., Ltd. 23,900
900 Komehyo Holdings Co., Ltd. 26,499
1,600 Komeri Co., Ltd. 41,286
Shares Value
Common Stocks, continued
Specialty Retail, continued
3,300 K's Holdings Corp. $ 35,475
1,766 Leon's Furniture, Ltd. 39,125
3,441 Lovisa Holdings, Ltd. 86,019
9,000 Luk Fook Holdings International, Ltd. 19,351
531 Maisons du Monde SA(a) 2,282
2,347 Matas A/S 43,702
1,681 MEKO AB 23,357
1,563 Mobilezone Holding AG, Registered Shares 25,403
7,872 Moonpig Group PLC* 21,544
6,515 N Brown Group plc* 2,179
1,800 Nextage Co., Ltd. 23,115
4,152 Nick Scali, Ltd. 47,665
1,900 Nishimatsuya Chain Co., Ltd. 32,677
600 Nitori Holdings Co., Ltd. 91,004
3,600 Nojima Corp. 50,847
28,290 Oriental Watch Holdings 12,966
2,000 PAL GROUP Holdings Co., Ltd. 35,328
245 Pet Valu Holdings, Ltd. 4,683
10,167 Pets at Home Group plc 41,523
4,539 Premier Investments, Ltd. 97,037
1,217 Retailors, Ltd. 21,596
3,570 Rvrc Holding AB 16,654
3,200 Sanrio Co., Ltd. 92,316
3,600 Scroll Corp. 24,188
1,500 Shimamura Co., Ltd. 81,844
2,100 Sleep Country Canada Holdings, Inc.(a) 54,336
7,699 Super Retail Group, Ltd. 97,037
5,990 Synsam AB 29,588
1,400 Syuppin Co., Ltd. 12,224
2,600 Temple & Webster Group, Ltd.* 23,917
900 T-Gaia Corp. 23,041
919 Unieuro SpA(a) 11,887
1,600 United Arrows, Ltd. 23,120
12,300 USS Co., Ltd. 116,372
13,891 Vertu Motors plc 11,173
8,200 VT Holdings Co., Ltd. 26,875
6,954 Watches of Switzerland Group plc*(a) 44,538
3,259 WH Smith plc 63,651
17,065 Wickes Group plc 40,027
900 Workman Co., Ltd. 27,939
800 World Co., Ltd. 10,709
700 Xebio Holdings Co., Ltd. 6,119
167 XXL ASA*(a) 980
22,300 Yamada Holdings Co., Ltd. 69,736
1,900 Yellow Hat, Ltd. 34,446
1,582 Zalando SE*(a) 52,192
1,200 ZOZO, Inc. 43,617
5,226,550
Technology Hardware, Storage & Peripherals (0.3%):
5,000 Brother Industries, Ltd. 97,172
3,700 Canon, Inc. 121,532
1,400 Eizo Corp. 21,263
1,800 Elecom Co., Ltd. 18,221
8,500 FUJIFILM Holdings Corp. 219,272
16,600 Konica Minolta, Inc. 47,853
739 Logitech International SA, Class R 66,140
1,960 Logitech International SA, Class R, ADR 175,871
4,000 MCJ Co., Ltd. 42,520
12,000 PC Partner Group, Ltd. 6,546

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
1,935 Quadient SA $ 36,230
12,000 Ricoh Co., Ltd. 129,326
5,100 Seiko Epson Corp. 94,076
1,500 Toshiba TEC Corp. 36,314
4,400 Wacom Co., Ltd. 20,997
1,133,333
Textiles, Apparel & Luxury Goods (2.1%):
1,673 adidas AG 442,788
11,200 Asics Corp. 234,680
448 Bijou Brigitte AG 17,374
1,748 Brunello Cucinelli SpA 188,505
1,110 Burberry Group plc 10,425
25 Calida Holding AG, Registered Shares 850
408 Canada Goose Holdings, Inc., ADR* 5,112
1,900 Canada Goose Holdings, Inc.* 23,801
18,000 Chow Sang Sang Holdings International, Ltd. 16,601
3,912 Cie Financiere Richemont SA, Registered Shares 620,327
69,273 Coats Group plc 93,167
485 Delta Galil, Ltd. 21,965
14,425 Dr Martens PLC 10,894
400 Fujibo Holdings, Inc. 12,695
4,831 Gildan Activewear, Inc. 227,421
1,142 Gildan Activewear, Inc., ADR 53,800
800 Goldwin, Inc. 46,109
900 Gunze, Ltd. 35,328
2,100 Hagihara Industries, Inc. 22,554
280 Hermes International SCA 688,854
1,529 HUGO BOSS AG 69,954
1,500 Japan Wool Textile Co., Ltd. (The) 13,821
607 Kering SA 173,834
700 Kurabo Industries, Ltd. 23,676
3,043 LVMH Moet Hennessy Louis Vuitton SE 2,336,761
1,211 Marimekko Oyj 17,605
2,487 Moncler SpA 157,888
5,144 New Wave Group AB, Class B 57,906
5,000 Onward Holdings Co., Ltd. 18,349
12,688 OVS SpA(a) 40,929
44,000 Pacific Textiles Holdings, Ltd. 9,301
4,943 Pandora A/S 814,570
8,100 PRADA SpA 62,560
2,680 Puma SE 111,840
7,277 Safilo Group SpA* 8,909
1,885 Salvatore Ferragamo SpA 14,574
40,200 Samsonite International SA(a) 109,187
2,100 Sankyo Seiko Co., Ltd. 8,509
500 Sanyo Shokai, Ltd. 8,314
700 Seiko Group Corp. 19,058
17,500 Stella International Holdings, Ltd. 33,045
906 Swatch Group AG (The) 38,889
414 Swatch Group AG (The), Class BR 88,855
11,500 Texhong International Group, Ltd. 6,633
60,000 Texwinca Holdings, Ltd. 7,593
3,200 TSI Holdings Co, Ltd. 19,568
5,500 Unitika, Ltd.* 11,991
377 Van de Velde NV 12,631
1,100 Wacoal Holdings Corp. 34,376
33,514 Yue Yuen Industrial Holdings, Ltd. 63,712
7,168,088
Shares Value
Common Stocks, continued
Tobacco (0.5%):
18,256 British American Tobacco plc $ 665,616
17,335 Imperial Brands plc 504,119
13,200 Japan Tobacco, Inc. 385,655
2,779 Scandinavian Tobacco Group A/S(a) 42,649
1,598,039
Trading Companies & Distributors (1.8%):
14,511 Acrow, Ltd.* 10,947
3,441 AddTech AB, B Shares 103,204
900 ADENTRA, Inc. 28,225
1,000 Alconix Corp. 9,512
1,271 Alligo AB, Class B 18,211
8,626 Ashtead Group plc 669,436
4,051 Ashtead Technology Holdings plc 30,760
1,440 Azelis Group NV 31,556
653 BayWa AG* 9,271
2,058 Beijer Ref AB 33,981
1,271 Bergman & Beving AB 37,205
236 Bossard Holding AG, Registered Shares 66,468
5,394 Brenntag SE 402,092
955 Bufab AB 34,315
1,578 Bunzl plc 74,642
500 Chori Co., Ltd. 13,117
70,000 CSC Holdings, Ltd.* 288
1,200 Daiichi Jitsugyo Co., Ltd. 19,353
1,991 Diploma plc 118,325
4,000 Doman Building Materials Group, Ltd. 22,687
5,900 Finning International, Inc. 193,671
7,576 Grafton Group plc 105,264
1,700 Hanwa Co., Ltd. 59,111
17,744 Howden Joinery Group plc 215,653
2,336 IMCD NV 406,076
1,800 Inaba Denki Sangyo Co., Ltd. 48,131
2,900 Inabata & Co., Ltd. 67,399
3,700 ITOCHU Corp. 198,789
616 Jacquet Metals SACA 10,886
5,000 Japan Pulp & Paper Co., Ltd. 23,471
700 Kamei Corp. 9,500
900 Kanaden Corp. 9,008
1,700 Kanamoto Co., Ltd. 35,307
4,400 Kanematsu Corp. 74,438
4,700 KPP Group Holdings Co., Ltd. 22,123
900 Kyokuto Boeki Kaisha, Ltd. 9,228
8,000 Marubeni Corp. 131,256
800 MARUKA FURUSATO Corp. 12,586
1,500 Mitani Corp. 17,209
17,900 Mitsubishi Corp. 369,953
13,800 Mitsui & Co., Ltd. 307,345
800 Mitsui Matsushima Holdings Co., Ltd. 26,984
1,271 Momentum Group AB 22,755
3,800 MonotaRO Co., Ltd. 63,250
4,100 Nagase & Co., Ltd. 91,407
600 Nichiden Corp. 14,011
1,200 Nishio Holdings Co., Ltd. 33,649
3,414 OEM International AB, Class B 39,832
700 Onoken Co., Ltd. 7,271
22,000 Realord Group Holdings, Ltd.* 15,001
3,537 Reece, Ltd. 69,850
10,099 Rexel SA 292,521
2,192 Richelieu Hardware, Ltd. 65,000

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
12,288 RS GROUP plc $ 133,476
2,804 Russel Metals, Inc. 85,097
2,300 Sanyo Trading Co., Ltd. 24,171
900 Sato Shoji Corp. 8,649
207 Scope Metals Group, Ltd.* 5,958
600 Senshu Electric Co., Ltd. 21,090
4,416 Seven Group Holdings, Ltd. 131,216
500 Shinsho Corp. 22,511
22,549 SIG plc* 5,887
4,200 Sojitz Corp. 98,898
409 Solar A/S, B Shares 21,506
17,864 Speedy Hire plc 8,646
5,800 Sumitomo Corp. 129,703
130,000 Theme International Holdings, Ltd. 8,092
269 Thermador Groupe 23,064
600 Tomoe Engineering Co., Ltd. 18,035
3,093 Toromont Industries, Ltd. 301,958
2,100 Totech Corp. 38,957
12,100 Toyota Tsusho Corp. 218,865
9,570 Travis Perkins plc 118,795
2,400 Trusco Nakayama Corp. 41,410
800 Tsubakimoto Kogyo Co., Ltd. 9,657
800 Wajax Corp. 15,085
2,700 Wakita & Co., Ltd. 32,657
2,700 Yamazen Corp. 25,602
800 Yuasa Trading Co., Ltd. 27,791
6,378,306
Transportation Infrastructure (0.5%):
1,024 Aena SME SA(a) 225,304
660 Aeroports de Paris SA 84,842
20,495 Atlas Arteria, Ltd. 69,251
11,636 Auckland International Airport, Ltd. 55,135
2,033 Enav SpA(a) 9,024
1,122 Flughafen Zurich AG, Registered Shares 270,056
2,258 Fraport AG Frankfurt Airport Services Worldwide* 125,780
7,010 Getlink SE 125,028
1,618 Hamburger Hafen und Logistik AG 29,173
182,200 Hutchison Port Holdings Trust 27,519
1,940 James Fisher & Sons plc* 9,282
2,200 Japan Airport Terminal Co., Ltd. 79,135
3,300 Kamigumi Co., Ltd. 74,871
1,500 Mitsubishi Logistics Corp. 54,674
400 Nissin Corp. 11,583
5,399 Port of Tauranga, Ltd. 20,403
34,191 Qube Holdings, Ltd. 93,505
7,976 SATS, Ltd. 22,436
6,900 SIA Engineering Co., Ltd. 13,003
2,700 Sumitomo Warehouse Co., Ltd. (The) 50,702
106 Svitzer Group A/S* 4,435
17,817 Transurban Group* 161,643
1,941 Westshore Terminals Investment Corp. 34,807
1,651,591
Water Utilities (0.1%):
7,001 Pennon Group plc 55,429
3,229 Severn Trent plc 114,073
45,000 SIIC Environment Holdings, Ltd. 5,393
Shares Value
Common Stocks, continued
Water Utilities, continued
13,306 United Utilities Group plc $ 186,202
361,097
Wireless Telecommunication Services (0.7%):
2,349 1&1 AG 35,715
50,710 Airtel Africa plc(a) 77,426
3,670 Cellcom Israel, Ltd.* 16,499
5,950 Freenet AG 176,941
88,000 Hutchison Telecommunications Hong Kong Holdings,
Ltd. 11,063
17,100 Japan Communications, Inc.* 19,463
18,500 KDDI Corp. 592,225
1,000 Okinawa Cellular Telephone Co. 27,530
1,324 Orange Belgium SA* 21,825
8,995 Partner Communications Co., Ltd.* 38,788
6,662 Rogers Communications, Inc., Class B 267,899
704 Rogers Communications, Inc., Class B, ADR 28,308
35,000 SmarTone Telecommunications Holdings, Ltd. 18,641
248,000 SoftBank Corp. 323,867
5,500 SoftBank Group Corp. 324,730
21,800 StarHub, Ltd. 20,864
12,355 Tele2 AB, B Shares 139,831
401,773 Vodafone Group plc 403,196
2,544,811
Total Common Stocks (Cost $293,221,248) 342,951,778
Preferred Stocks (0.4%):
Automobile Components (0.0%
†
):
2,535 Schaeffler AG, 9.71% 13,076
Automobiles (0.2%):
1,494 Bayerische Motoren Werke AG, 8.10%, 5/15/20 123,525
880 Dr. Ing hc F Porsche AG, 3.23%(a) 70,027
3,816 Porsche Automobil Holding SE, 6.23%, 5/20/20 174,523
4,616 Volkswagen AG, 9.53%, 5/8/20 488,338
856,413
Chemicals (0.1%):
3,374 FUCHS SE, 2.54% 163,844
Construction Materials (0.0%
†
):
123 STO SE & Co KGaA, 0.25% 16,729
Ground Transportation (0.0%
†
):
910 Sixt SE, 7.49% 52,974
Health Care Equipment & Supplies (0.0%
†
):
509 Draegerwerk AG & Co. KGaA, 3.85% 26,502
Household Products (0.1%):
2,600 Henkel AG & Co. KGaA, 2.19%, 4/21/20 244,270
Life Sciences Tools & Services (0.0%
†
):
145 Sartorius AG, 0.29% 40,634
Machinery (0.0%
†
):
2,224 Jungheinrich AG, 2.77% 66,949
Total Preferred Stocks (Cost $1,729,442) 1,481,391

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024.
Contracts Value
Warrants (0.0%
†
):
Metals & Mining (0.0%
†
):
2,352 Arafura Rare Earths, Ltd., 6/20/25* $ 37
Software (0.0%
†
):
201 Constellation Software, Inc., 3/31/40*(b) —
Total Warrants (Cost $—) 37
Shares
Rights (0.0%
†
):
Building Products (0.0%
†
):
6,420 Fletcher Building, Ltd. CVR, Expires on 9/25/25* 2,243
Shares Value
Rights, continued
Food Products (0.0%
†
):
317 Select Harvests, Ltd. CVR, Expires on 10/11/24* $ —
Total Rights (Cost $–) 2,243
Unaffiliated Investment Company (1.2%):
Money Markets (1.2%):
3,994,643 BlackRock Liquidity FedFund, Institutional Class,
5.03%(c)(d) 3,994,643
Total Unaffiliated Investment Company (Cost $3,994,643) 3,994,643
Total Investment Securities
(Cost $298,945,333) — 100.4% 348,430,092
Net other assets (liabilities) — (0.4)% (1,404,998)
Net Assets — 100.0% $ 347,025,094
ADR—American Depository Receipt
CVR—Contingency Valued Rights
NYS—New York Shares
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $3,816,466.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of September 30, 2024.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(d) The rate represents the effective yield at September 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2024:
(Unaudited)
Country Percentage
Australia 6.6%
Austria 0.5%
Belgium 1.1%
Bermuda 0.1%
Cambodia —%
†
Canada 10.7%
Chile —%
†
China —%
†
Curacao —%
†
Cyprus —%
†
Denmark 3.2%
Faroe Islands —%
†
Finland 1.7%
France 7.4%
Georgia —%
†
Germany 7.1%
Greece —%
†
Hong Kong 1.5%
Ireland 0.9%
Isle of Man —%
†
Israel 0.7%
Italy 2.4%
Japan 22.7%
Jersey —%
†
Jordan —%
†
Liechtenstein —%
†
Luxembourg 0.3%
Macau —%
†
Malaysia —%
†
Malta —%
†
Mauritius —%
†
Mexico —%
†
Mongolia —%
†
Netherlands 3.6%
New Zealand 0.4%
Norway 0.7%
Peru —%
†
Poland 0.1%
Portugal 0.3%
Russia —%
†
Singapore 1.0%
South Africa 0.1%
Spain 2.4%
Sweden 2.7%
Switzerland 8.0%
Taiwan, Province Of China —%
†
United Arab Emirates —%
†
United Kingdom 12.1%
United States 1.7%
100.0%
† Represents less than 0.05%.

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.7%):
Aerospace & Defense (1.6%):
1,210 AAR Corp.* $ 79,086
661 AeroVironment, Inc.* 132,530
712 Astronics Corp.* 13,870
415 Astronics Corp., Class B* 8,155
733 Axon Enterprise, Inc.* 292,907
7,126 Boeing Co. (The)* 1,083,437
3,558 BWX Technologies, Inc. 386,755
1,164 Cadre Holdings, Inc. 44,174
685 CPI Aerostructures, Inc.* 2,356
1,414 Curtiss-Wright Corp. 464,768
625 Ducommun, Inc.* 41,144
2,843 General Dynamics Corp. 859,155
842 HEICO Corp. 220,166
1,285 HEICO Corp., Class A 261,832
2,472 Hexcel Corp. 152,844
8,680 Howmet Aerospace, Inc. 870,170
1,516 Huntington Ingalls Industries, Inc. 400,800
6,214 Kratos Defense & Security Solutions, Inc.* 144,786
3,408 L3Harris Technologies, Inc. 810,661
9,451 Leonardo DRS, Inc.* 266,707
4,186 Lockheed Martin Corp. 2,446,968
3,444 Mercury Systems, Inc.* 127,428
1,464 Moog, Inc., Class A 295,757
343 National Presto Industries, Inc. 25,773
1,734 Northrop Grumman Corp. 915,673
953 Park Aerospace Corp. 12,417
16,207 RTX Corp. 1,963,640
4,367 Textron, Inc. 386,829
665 TransDigm Group, Inc. 949,041
1,234 V2X, Inc.* 68,931
1,880 Woodward, Inc. 322,439
14,051,199
Air Freight & Logistics (0.4%):
3,159 Air Transport Services Group, Inc.* 51,144
4,370 CH Robinson Worldwide, Inc. 482,317
3,261 Expeditors International of Washington, Inc. 428,496
3,387 FedEx Corp. 926,954
4,705 GXO Logistics, Inc.* 244,989
3,293 Hub Group, Inc., Class A 149,667
3,266 Radiant Logistics, Inc.* 21,000
11,575 United Parcel Service, Inc., Class B 1,578,136
3,882,703
Automobile Components (0.4%):
5,254 Adient plc* 118,583
10,209 American Axle & Manufacturing Holdings, Inc.* 63,092
5,861 Aptiv plc* 422,051
4,723 Autoliv, Inc. 440,986
8,809 BorgWarner, Inc. 319,679
1,256 Cooper-Standard Holdings, Inc.* 17,421
7,909 Dana, Inc. 83,519
1,280 Dorman Products, Inc.* 144,794
1,423 Fox Factory Holding Corp.* 59,054
4,300 Garrett Motion, Inc.* 35,174
9,431 Gentex Corp. 280,006
999 Gentherm, Inc.* 46,503
15,806 Goodyear Tire & Rubber Co. (The)* 139,883
1,038 LCI Industries 125,121
Shares Value
Common Stocks, continued
Automobile Components, continued
2,540 Lear Corp. $ 277,241
2,390 Modine Manufacturing Co.* 317,368
1,190 Motorcar Parts of America, Inc.* 8,794
1,356 Patrick Industries, Inc. 193,054
1,374 Phinia, Inc. 63,245
616 Standard Motor Products, Inc. 20,451
587 Stoneridge, Inc.* 6,569
275 Strattec Security Corp.* 11,731
1,184 Visteon Corp.* 112,764
1,310 XPEL, Inc.* 56,815
3,363,898
Automobiles (0.9%):
96,820 Ford Motor Co. 1,022,419
30,888 General Motors Co. 1,385,018
7,701 Harley-Davidson, Inc. 296,719
4,690 Lucid Group, Inc.*^ 16,556
31,135 Rivian Automotive, Inc., Class A* 349,335
17,928 Tesla, Inc.* 4,690,503
2,301 Thor Industries, Inc. 252,857
1,509 Winnebago Industries, Inc. 87,688
8,101,095
Banks (4.5%):
859 1st Source Corp. 51,437
504 ACNB Corp. 22,010
1,092 Amalgamated Financial Corp. 34,256
3,429 Ameris Bancorp 213,935
704 Ames National Corp. 12,834
1,076 Arrow Financial Corp. 30,838
8,497 Associated Banc-Corp. 183,025
5,101 Atlantic Union Bankshares Corp. 192,155
3,462 Axos Financial, Inc.* 217,691
3,663 Banc of California, Inc. 53,956
1,452 BancFirst Corp. 152,823
2,831 Bancorp, Inc. (The)* 151,458
81,971 Bank of America Corp. 3,252,609
1,028 Bank of Hawaii Corp. 64,528
724 Bank of Marin Bancorp 14,545
3,254 Bank of NT Butterfield & Son, Ltd. (The) 120,007
6,593 Bank OZK 283,433
1,591 BankFinancial Corp. 19,378
4,263 BankUnited, Inc. 155,344
2,014 Banner Corp. 119,954
433 Bar Harbor Bankshares 13,354
842 BCB Bancorp, Inc. 10,390
1,898 Berkshire Hills Bancorp, Inc. 51,113
2,482 BOK Financial Corp. 259,667
2,707 Brookline Bancorp, Inc. 27,314
280 Burke & Herbert Financial Services Corp. 17,077
977 Byline Bancorp, Inc. 26,154
74 C&F Financial Corp. 4,318
10,276 Cadence Bank 327,291
843 Camden National Corp. 34,833
489 Capital City Bank Group, Inc. 17,257
10,139 Capitol Federal Financial, Inc. 59,212
1,023 Carter Bankshares, Inc.* 17,790
4,087 Cathay General Bancorp 175,537
1,402 Central Pacific Financial Corp. 41,373

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
377 Chemung Financial Corp. $ 18,103
22,389 Citigroup, Inc. 1,401,551
943 Citizens & Northern Corp. 18,568
8,084 Citizens Financial Group, Inc. 332,010
604 City Holding Co. 70,904
938 Civista Bancshares, Inc. 16,715
735 CNB Financial Corp. 17,684
56 Colony Bankcorp, Inc. 869
4,298 Columbia Financial, Inc.* 73,367
4,595 Comerica, Inc. 275,286
3,093 Commerce Bancshares, Inc. 183,724
3,029 Community Financial System, Inc. 175,894
517 Community Trust Bancorp, Inc. 25,674
933 Community West Bancshares 17,970
1,154 ConnectOne Bancorp, Inc. 28,908
2,242 Cullen/Frost Bankers, Inc. 250,790
1,643 Customers Bancorp, Inc.* 76,317
4,697 CVB Financial Corp. 83,701
1,876 Dime Community Bancshares, Inc. 54,029
1,065 Eagle Bancorp, Inc. 24,048
4,861 East West Bancorp, Inc. 402,199
6,152 Eastern Bankshares, Inc. 100,831
2,103 Enterprise Financial Services Corp. 107,800
682 Equity Bancshares, Inc., Class A 27,880
855 ESSA Bancorp, Inc. 16,433
312 Evans Bancorp, Inc. 12,159
1,329 Farmers National Banc Corp. 20,094
1,860 FB Financial Corp. 87,290
15,437 Fifth Third Bancorp 661,321
1,053 Financial Institutions, Inc. 26,820
8,462 First BanCorp 179,141
814 First Bancorp, Inc. (The) 21,424
2,566 First Bancorp/Southern Pines NC 106,720
611 First Bancshares, Inc. (The) 19,631
2,494 First Busey Corp. 64,894
664 First Business Financial Services, Inc. 30,272
408 First Capital, Inc. 14,264
237 First Citizens BancShares, Inc., Class A 436,305
6,217 First Commonwealth Financial Corp. 106,622
512 First Community Bankshares, Inc. 22,093
4,544 First Financial Bancorp 114,645
6,313 First Financial Bankshares, Inc. 233,644
536 First Financial Corp. 23,504
733 First Financial Northwest, Inc. 16,507
1,155 First Foundation, Inc. 7,207
7,191 First Hawaiian, Inc. 166,472
17,798 First Horizon Corp. 276,403
4,307 First Interstate BancSystem, Inc., Class A 132,139
3,120 First Merchants Corp. 116,064
660 First Mid Bancshares, Inc. 25,681
1,573 First of Long Island Corp. (The) 20,244
2,253 Flushing Financial Corp. 32,849
20,310 FNB Corp. 286,574
9,404 Fulton Financial Corp. 170,494
769 German American Bancorp, Inc. 29,799
6,173 Glacier Bancorp, Inc. 282,106
397 Great Southern Bancorp, Inc. 22,752
16 Greene County Bancorp, Inc. 494
4,066 Hancock Whitney Corp. 208,057
Shares Value
Common Stocks, continued
Banks, continued
2,408 Hanmi Financial Corp. $ 44,789
1,642 HarborOne Bancorp, Inc. 21,313
45 Hawthorn Bancshares, Inc. 1,126
636 HBT Financial, Inc. 13,916
2,376 Heartland Financial USA, Inc. 134,719
2,010 Heritage Commerce Corp. 19,859
1,197 Heritage Financial Corp. 26,059
2,750 Hilltop Holdings, Inc. 88,440
62 Hingham Institution For Savings (The)^ 15,085
11,467 Home BancShares, Inc. 310,641
628 HomeStreet, Inc. 9,897
484 HomeTrust Bancshares, Inc. 16,495
4,470 Hope Bancorp, Inc. 56,143
1,071 Horizon Bancorp, Inc. 16,654
28,418 Huntington Bancshares, Inc. 417,745
413 IF Bancorp, Inc. 8,045
2,109 Independent Bank Corp., Massachusetts 124,705
855 Independent Bank Corp., Michigan 28,514
2,348 Independent Bank Group, Inc. 135,386
3,500 International Bancshares Corp. 209,265
40,137 JPMorgan Chase & Co. 8,463,288
2,442 Kearny Financial Corp. 16,777
1,249 Kentucky First Federal Bancorp 3,410
16,303 KeyCorp 273,075
750 Lake Shore Bancorp, Inc. 10,117
1,343 Lakeland Financial Corp. 87,456
607 Landmark Bancorp, Inc. 12,255
712 LCNB Corp. 10,730
2,203 Live Oak Bancshares, Inc. 104,356
3,506 M&T Bank Corp. 624,489
472 Mercantile Bank Corp. 20,636
684 Metrocity Bankshares, Inc. 20,944
241 Midland States Bancorp, Inc. 5,394
638 MidWestOne Financial Group, Inc. 18,202
1,928 National Bank Holdings Corp., Class A 81,169
514 National Bankshares, Inc. 15,369
1,885 NBT Bancorp, Inc. 83,374
3,344 New York Community Bancorp, Inc. 37,553
373 Nicolet Bankshares, Inc. 35,670
1,501 Northfield Bancorp, Inc. 17,412
510 Northrim Bancorp, Inc. 36,322
7,376 Northwest Bancshares, Inc. 98,691
511 Norwood Financial Corp. 14,093
3,803 OceanFirst Financial Corp. 70,698
2,292 OFG Bancorp 102,957
440 Ohio Valley Banc Corp. 10,666
13,092 Old National Bancorp 244,297
2,225 Old Second Bancorp, Inc. 34,688
2,023 Origin Bancorp, Inc. 65,060
712 Orrstown Financial Services, Inc. 25,603
5,352 Pacific Premier Bancorp, Inc. 134,656
939 Park National Corp. 157,733
1,240 Pathward Financial, Inc. 81,852
1,165 Peapack-Gladstone Financial Corp. 31,933
546 Penns Woods Bancorp, Inc. 12,987
608 Peoples Bancorp of North Carolina, Inc. 15,437
1,117 Peoples Bancorp, Inc. 33,610
2,752 Pinnacle Financial Partners, Inc. 269,613
4,858 PNC Financial Services Group, Inc. (The) 898,001

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
3,211 Popular, Inc. $ 321,967
432 Preferred Bank 34,668
1,369 Premier Financial Corp. 32,144
707 Primis Financial Corp. 8,611
4,199 Prosperity Bancshares, Inc. 302,622
679 Provident Financial Holdings, Inc. 9,744
5,890 Provident Financial Services, Inc. 109,318
606 QCR Holdings, Inc. 44,862
487 RBB Bancorp 11,211
16,778 Regions Financial Corp. 391,431
2,793 Renasant Corp. 90,772
917 Republic Bancorp, Inc., Class A 59,880
420 Riverview Bancorp, Inc. 1,978
1,756 S&T Bancorp, Inc. 73,699
3,092 Sandy Spring Bancorp, Inc. 96,996
1,366 Seacoast Banking Corp. of Florida 36,404
2,422 ServisFirst Bancshares, Inc. 194,850
1,113 Shore Bancshares, Inc. 15,571
1,028 Sierra Bancorp 29,689
7,336 Simmons First National Corp., Class A 158,017
100 South Plains Financial, Inc. 3,392
561 Southern Missouri Bancorp, Inc. 31,691
950 Southside Bancshares, Inc. 31,758
3,397 SouthState Corp. 330,120
1,230 Stellar Bancorp, Inc. 31,845
1,764 Sterling Bancorp, Inc.* 8,026
1,460 Stock Yards Bancorp, Inc. 90,505
7,312 Synovus Financial Corp. 325,165
733 Territorial Bancorp, Inc. 7,652
2,021 Texas Capital Bancshares, Inc.* 144,421
9,473 TFS Financial Corp. 121,823
490 Tompkins Financial Corp. 28,317
4,196 Towne Bank 138,720
1,020 TriCo Bancshares 43,503
1,001 Triumph Financial, Inc.* 79,619
15,401 Truist Financial Corp. 658,701
559 TrustCo Bank Corp. 18,486
2,995 Trustmark Corp. 95,301
2,481 UMB Financial Corp. 260,778
7,589 United Bankshares, Inc. 281,552
6,479 United Community Banks, Inc. 188,409
1,190 United Security Bancshares 10,365
42 Unity Bancorp, Inc. 1,430
850 Univest Financial Corp. 23,919
24,949 US Bancorp 1,140,918
23,069 Valley National Bancorp 209,005
1,827 Veritex Holdings, Inc. 48,087
4,015 WaFd, Inc. 139,923
501 Washington Trust Bancorp, Inc. 16,137
6,354 Webster Financial Corp. 296,160
44,105 Wells Fargo & Co. 2,491,491
3,211 WesBanco, Inc. 95,624
1,062 West BanCorp, Inc. 20,189
1,793 Westamerica BanCorp 88,610
3,240 Western Alliance Bancorp 280,228
1,498 Western New England Bancorp, Inc. 12,733
3,553 Wintrust Financial Corp. 385,607
3,462 WSFS Financial Corp. 176,527
Shares Value
Common Stocks, continued
Banks, continued
5,146 Zions Bancorp NA $ 242,994
38,808,370
Beverages (1.2%):
285 Boston Beer Co., Inc. (The), Class A* 82,405
1,890 Brown-Forman Corp., Class A 90,871
6,467 Brown-Forman Corp., Class B 318,176
4,834 Celsius Holdings, Inc.* 151,594
53,372 Coca-Cola Co. (The) 3,835,312
357 Coca-Cola Consolidated, Inc. 469,955
2,527 Constellation Brands, Inc., Class A 651,183
3,686 Duckhorn Portfolio, Inc. (The)* 21,416
26,712 Keurig Dr Pepper, Inc. 1,001,166
838 MGP Ingredients, Inc. 69,763
4,528 Molson Coors Beverage Co., Class B 260,451
7,603 Monster Beverage Corp.* 396,648
3,010 National Beverage Corp. 141,289
18,014 PepsiCo, Inc. 3,063,281
1,562 Vita Coco Co., Inc. (The)* 44,220
10,597,730
Biotechnology (2.0%):
25,526 AbbVie, Inc. 5,040,874
2,485 ACADIA Pharmaceuticals, Inc.* 38,219
396 Adverum Biotechnologies, Inc.* 2,780
3,000 Alector, Inc.* 13,980
6,056 Alkermes plc* 169,507
6,160 Allakos, Inc.* 4,024
4,027 Allogene Therapeutics, Inc.* 11,276
2,071 Alnylam Pharmaceuticals, Inc.* 569,587
4,823 Altimmune, Inc.*^ 29,613
7,340 Amgen, Inc. 2,365,021
955 Anika Therapeutics, Inc.* 23,588
2,832 Arcus Biosciences, Inc.* 43,301
3,076 Beam Therapeutics, Inc.* 75,362
2,813 Biogen, Inc.* 545,272
2,699 BioMarin Pharmaceutical, Inc.* 189,713
1,469 Bluebird Bio, Inc.* 763
2,711 Catalyst Pharmaceuticals, Inc.* 53,895
3,031 CRISPR Therapeutics AG* 142,396
2,822 Day One Biopharmaceuticals, Inc.* 39,310
5,538 Denali Therapeutics, Inc.* 161,322
7,054 Dynavax Technologies Corp.* 78,582
1,370 Editas Medicine, Inc.* 4,672
1,656 Emergent BioSolutions, Inc.* 13,828
585 Enanta Pharmaceuticals, Inc.* 6,061
5,756 Exact Sciences Corp.* 392,099
11,465 Exelixis, Inc.* 297,517
5,379 Fate Therapeutics, Inc.* 18,827
24,465 Gilead Sciences, Inc. 2,051,146
430 GRAIL, Inc.* 5,917
3,331 Halozyme Therapeutics, Inc.* 190,666
2,337 Ideaya Biosciences, Inc.* 74,036
7,038 Incyte Corp.* 465,212
3,835 Intellia Therapeutics, Inc.* 78,809
1,306 iTeos Therapeutics, Inc.* 13,334
200 Kodiak Sciences, Inc.* 522
664 Krystal Biotech, Inc.* 120,868
1,156 Kura Oncology, Inc.* 22,588
1,449 MacroGenics, Inc.* 4,767

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Biotechnology, continued
2,731 Moderna, Inc.* $ 182,513
3,861 Myriad Genetics, Inc.* 105,753
2,091 Natera, Inc., ADR* 265,452
1,298 Neurocrine Biosciences, Inc.* 149,556
24,422 PDL BioPharma, Inc.* 29,306
4,602 Poseida Therapeutics, Inc.* 13,162
1,321 Prothena Corp PLC* 22,100
4,160 Recursion Pharmaceuticals, Inc., Class A*^ 27,414
1,031 Regeneron Pharmaceuticals, Inc.* 1,083,828
1,759 REGENXBIO, Inc.* 18,452
3,704 Relay Therapeutics, Inc.* 26,224
2,810 Replimune Group, Inc.* 30,798
1,042 Rocket Pharmaceuticals, Inc.* 19,246
1,793 Sage Therapeutics, Inc.* 12,945
2,916 Sangamo Therapeutics, Inc.* 2,526
1,722 Sarepta Therapeutics, Inc.* 215,061
638 SpringWorks Therapeutics, Inc.* 20,442
1,347 United Therapeutics Corp.* 482,697
1,179 Vanda Pharmaceuticals, Inc.* 5,530
3,450 Veracyte, Inc.* 117,438
638 Vericel Corp.* 26,955
2,262 Vertex Pharmaceuticals, Inc.* 1,052,011
4,355 Vir Biotechnology, Inc.* 32,619
2,800 Voyager Therapeutics, Inc.* 16,380
3,099 Xencor, Inc.* 62,321
2,020 Zentalis Pharmaceuticals, Inc.* 7,434
17,387,417
Broadline Retail (2.6%):
111,117 Amazon.com, Inc.* 20,704,430
715 Dillard's, Inc., Class A 274,338
15,455 eBay, Inc. 1,006,275
3,541 Etsy, Inc.* 196,632
5,359 Kohl's Corp. 113,075
15,507 Macy's, Inc. 243,305
8,896 Nordstrom, Inc. 200,071
2,669 Ollie's Bargain Outlet Holdings, Inc.* 259,427
8,810 Qurate Retail, Inc., Class A* 5,375
23,002,928
Building Products (1.2%):
4,560 A O Smith Corp. 409,625
3,164 AAON, Inc. 341,206
2,768 Advanced Drainage Systems, Inc. 435,019
1,489 Allegion plc 217,007
1,959 Allegion plc 285,505
515 American Woodmark Corp.* 48,127
1,085 Apogee Enterprises, Inc. 75,966
1,623 Armstrong World Industries, Inc. 213,311
5,175 AZEK Co., Inc. (The)* 242,190
394 AZZ, Inc. 32,548
4,888 Builders FirstSource, Inc.* 947,588
1,147 Carlisle Cos., Inc. 515,863
11,406 Carrier Global Corp. 918,069
547 CSW Industrials, Inc. 200,415
1,158 Distribution Solutions Group, Inc.* 44,595
3,904 Fortune Brands Innovations, Inc. 349,525
1,430 Gibraltar Industries, Inc.* 100,000
1,993 Griffon Corp. 139,510
7,176 Hayward Holdings, Inc.* 110,080
Shares Value
Common Stocks, continued
Building Products, continued
1,209 Insteel Industries, Inc. $ 37,588
7,796 Janus International Group, Inc.* 78,817
3,895 JELD-WEN Holding, Inc.* 61,580
10,632 Johnson Controls International plc 825,149
717 Lennox International, Inc. 433,276
3,336 Masco Corp. 280,024
5,076 Masterbrand, Inc.* 94,109
3,785 Owens Corning 668,128
1,160 Quanex Building Products Corp. 32,190
5,771 Resideo Technologies, Inc.* 116,228
1,864 Simpson Manufacturing Co., Inc. 356,527
2,657 Tecnoglass, Inc. 182,430
2,828 Trane Technologies plc 1,099,328
3,503 Trex Co., Inc.* 233,230
2,368 UFP Industries, Inc. 310,705
5,205 Zurn Elkay Water Solutions Corp. 187,068
10,622,526
Capital Markets (2.8%):
1,086 Affiliated Managers Group, Inc. 193,091
3,122 Ameriprise Financial, Inc. 1,466,747
1,707 Ares Management Corp., Class A 266,019
2,793 Artisan Partners Asset Management, Inc., Class A 120,993
734 B Riley Financial, Inc.^ 3,854
15,742 Bank of New York Mellon Corp. (The) 1,131,220
14,510 BGC Group, Inc., Class A 133,202
1,257 Blackrock Finance, Inc. 1,193,534
2,976 Blackstone, Inc. 455,715
902 Brightsphere Investment Group, Inc. 22,911
6,213 Carlyle Group, Inc. (The) 267,532
1,987 Cboe Global Markets, Inc. 407,077
19,440 Charles Schwab Corp. (The) 1,259,906
3,279 CME Group, Inc. 723,511
1,962 Cohen & Steers, Inc. 188,254
1,533 Coinbase Global, Inc., Class A* 273,135
190 Diamond Hill Investment Group, Inc. 30,706
1,257 Donnelley Financial Solutions, Inc.* 82,748
724 FactSet Research Systems, Inc. 332,931
3,756 Federated Hermes, Inc. 138,108
10,808 Franklin Resources, Inc. 217,781
3,913 Goldman Sachs Group, Inc. (The) 1,937,365
1,178 Hamilton Lane, Inc., Class A 198,363
211 Hennessy Advisors, Inc. 2,100
1,904 Houlihan Lokey, Inc. 300,870
855 Interactive Brokers Group, Inc. 119,153
4,997 Intercontinental Exchange, Inc. 802,718
16,075 Invesco, Ltd. 282,277
8,792 Janus Henderson Group plc 334,711
6,472 Jefferies Financial Group, Inc. 398,352
5,242 KKR & Co., Inc. 684,500
2,466 LPL Financial Holdings, Inc. 573,666
1,125 MarketAxess Holdings, Inc. 288,225
2,124 Moody's Corp. 1,008,029
16,459 Morgan Stanley 1,715,686
823 Morningstar, Inc. 262,636
1,211 MSCI, Inc. 705,928
9,300 Nasdaq, Inc., ADR 678,993
3,545 Northern Trust Corp. 319,156
1,608 Open Lending Corp.* 9,841
365 Oppenheimer Holdings, Inc., Class A 18,673

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
804 Piper Sandler Cos. $ 228,183
394 PJT Partners, Inc., Class A 52,536
4,778 Raymond James Financial, Inc. 585,114
12,403 Robinhood Markets, Inc., Class A* 290,478
2,734 S&P Global, Inc. 1,412,439
4,782 SEI Investments Co. 330,867
660 Silvercrest Asset Management Group, Inc., Class A 11,378
6,081 State Street Corp. 537,986
640 StepStone Group, Inc., Class A 36,371
3,755 Stifel Financial Corp. 352,595
1,788 StoneX Group, Inc.* 146,402
4,711 T. Rowe Price Group, Inc. 513,169
1,319 Tradeweb Markets, Inc., Class A 163,121
1,975 Victory Capital Holdings, Inc., Class A 109,415
4,929 Virtu Financial, Inc., Class A 150,137
429 Virtus Investment Partners, Inc. 89,854
425 Westwood Holdings Group, Inc. 6,035
7,092 WisdomTree, Inc. 70,849
24,637,146
Chemicals (2.0%):
1,366 AdvanSix, Inc. 41,499
2,724 Air Products and Chemicals, Inc. 811,044
2,265 Albemarle Corp. 214,518
1,157 American Vanguard Corp. 6,132
16,744 Arcadium Lithium plc* 47,720
2,022 Ashland, Inc. 175,853
2,280 Aspen Aerogels, Inc.* 63,133
3,665 Avient Corp. 184,423
12,056 Axalta Coating Systems, Ltd.* 436,307
1,038 Balchem Corp. 182,688
2,577 Cabot Corp. 288,031
2,236 Celanese Corp. 304,007
7,606 CF Industries Holdings, Inc. 652,595
1,736 Chemours Co. (The) 35,276
13,259 Corteva, Inc. 779,497
15,153 Dow, Inc. 827,808
7,160 DuPont de Nemours, Inc. 638,028
4,969 Eastman Chemical Co. 556,280
3,323 Ecolab, Inc. 848,462
4,830 Ecovyst, Inc.* 33,086
11,145 Element Solutions, Inc. 302,698
3,723 FMC Corp. 245,495
629 Hawkins, Inc. 80,179
2,188 HB Fuller Co. 173,683
8,216 Huntsman Corp. 198,827
1,105 Ingevity Corp.* 43,095
976 Innospec, Inc. 110,376
4,951 International Flavors & Fragrances, Inc. 519,508
1,037 Intrepid Potash, Inc.* 24,888
783 Koppers Holdings, Inc. 28,603
2,011 Kronos Worldwide, Inc. 25,037
5,851 Linde plc 2,790,108
5,203 LSB Industries, Inc.* 41,832
10,564 LyondellBasell Industries NV, Class A 1,013,088
3,598 Mativ Holdings, Inc. 61,130
1,528 Minerals Technologies, Inc. 118,007
10,737 Mosaic Co. (The) 287,537
505 NewMarket Corp. 278,704
8,275 Olin Corp. 397,034
Shares Value
Common Stocks, continued
Chemicals, continued
3,864 Orion SA $ 68,818
5,387 Perimeter Solutions SA* 72,455
6,733 PPG Industries, Inc. 891,853
820 Quaker Chemical Corp. 138,162
3,631 Rayonier Advanced Materials, Inc.* 31,081
3,014 RPM International, Inc. 364,694
1,384 Sensient Technologies Corp. 111,024
3,832 Sherwin-Williams Co. (The) 1,462,559
1,042 Stepan Co. 80,495
8,722 Tronox Holdings plc 127,603
1,374 Westlake Corp. 206,498
17,421,458
Commercial Services & Supplies (0.9%):
2,950 ABM Industries, Inc. 155,642
2,927 ACCO Brands Corp. 16,011
1,392 ACV Auctions, Inc., Class A* 28,299
1,452 Brady Corp., Class A 111,267
3,454 BrightView Holdings, Inc.* 54,366
1,624 Brink's Co. (The) 187,799
2,141 Casella Waste Systems, Inc.* 213,008
2,003 CECO Environmental Corp.* 56,485
1,318 Cimpress plc* 107,971
5,516 Cintas Corp. 1,135,634
433 Civeo Corp. 11,864
2,368 Clean Harbors, Inc.* 572,369
7,411 Copart, Inc.* 388,336
1,498 Deluxe Corp. 29,196
4,985 Driven Brands Holdings, Inc.* 71,136
1,613 Ennis, Inc. 39,228
2,503 Enviri Corp.* 25,881
2,148 Healthcare Services Group, Inc.* 23,993
2,460 HNI Corp. 132,446
2,041 Interface, Inc. 38,718
1,736 Liquidity Services, Inc.* 39,581
919 Matthews International Corp., Class A 21,321
3,432 MillerKnoll, Inc. 84,976
400 Montrose Environmental Group, Inc.* 10,520
1,150 MSA Safety, Inc. 203,941
1,552 NL Industries, Inc. 11,531
5,118 OPENLANE, Inc.* 86,392
2,606 Quad/Graphics, Inc. 11,831
3,654 Republic Services, Inc. 733,869
8,305 Rollins, Inc. 420,067
2,563 Steelcase, Inc., Class A 34,575
4,513 Stericycle, Inc.* 275,293
7,635 Tetra Tech, Inc. 360,067
615 UniFirst Corp. 122,170
2,205 Veralto Corp. 246,651
5,416 Vestis Corp. 80,698
1,003 Viad Corp.* 35,938
824 VSE Corp. 68,170
6,127 Waste Management, Inc. 1,271,965
7,519,205
Communications Equipment (0.8%):
752 Applied Optoelectronics, Inc.* 10,761
2,426 Arista Networks, Inc.* 931,147
1,990 Calix, Inc.* 77,192
4,765 Ciena Corp.* 293,476

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Communications Equipment, continued
58,799 Cisco Systems, Inc. $ 3,129,283
756 Comtech Telecommunications Corp.* 3,636
1,262 Digi International, Inc.* 34,743
1,985 Extreme Networks, Inc.* 29,834
1,768 F5, Inc.* 389,314
2,194 Harmonic, Inc.* 31,967
2,944 Infinera Corp.* 19,872
12,006 Juniper Networks, Inc. 467,994
909 KVH Industries, Inc.* 4,390
2,677 Lumentum Holdings, Inc.* 169,668
2,539 Motorola Solutions, Inc. 1,141,611
1,010 NETGEAR, Inc.* 20,261
2,564 NetScout Systems, Inc.* 55,767
3,679 Ribbon Communications, Inc.* 11,957
18,618 Sirius XM Holdings, Inc.* 440,316
2,004 Viasat, Inc.* 23,928
7,865 Viavi Solutions, Inc.* 70,942
7,358,059
Construction & Engineering (0.6%):
2,920 AECOM 301,548
1,759 Ameresco, Inc., Class A* 66,736
7,278 API Group Corp.* 240,320
2,696 Arcosa, Inc. 255,473
455 Argan, Inc. 46,151
125 Cadeler A/S, ADR* 3,523
1,454 Comfort Systems USA, Inc. 567,569
1,733 Concrete Pumping Holdings, Inc.* 10,034
1,213 Construction Partners, Inc., Class A* 84,667
1,520 Dycom Industries, Inc.* 299,592
1,114 EMCOR Group, Inc. 479,610
5,880 Fluor Corp.* 280,535
1,277 Granite Construction, Inc. 101,241
2,266 Great Lakes Dredge & Dock Corp.* 23,861
770 IES Holdings, Inc.* 153,707
2,285 MasTec, Inc.* 281,284
1,750 Matrix Service Co.* 20,177
9,107 MDU Resources Group, Inc. 249,623
781 MYR Group, Inc.* 79,842
2,101 Orion Group Holdings, Inc.* 12,123
2,465 Primoris Services Corp. 143,167
2,469 Quanta Services, Inc. 736,132
1,469 Sterling Infrastructure, Inc.* 213,034
1,648 Tutor Perini Corp.* 44,760
881 Valmont Industries, Inc. 255,446
7,973 WillScot Holdings Corp.* 299,785
5,249,940
Construction Materials (0.2%):
1,330 Eagle Materials, Inc. 382,575
2,276 Knife River Corp.* 203,452
1,198 Martin Marietta Materials, Inc. 644,823
655 United States Lime & Minerals, Inc. 63,967
2,753 Vulcan Materials Co. 689,434
1,984,251
Consumer Finance (0.8%):
12,905 Ally Financial, Inc. 459,289
9,268 American Express Co. 2,513,482
283 Atlanticus Holdings Corp.* 9,928
Shares Value
Common Stocks, continued
Consumer Finance, continued
2,807 Bread Financial Holdings, Inc. $ 133,557
5,510 Capital One Financial Corp. 825,012
1,912 Consumer Portfolio Services, Inc.* 17,934
445 Credit Acceptance Corp.* 197,322
6,261 Discover Financial Services 878,356
1,171 Encore Capital Group, Inc.* 55,353
1,657 Enova International, Inc.* 138,840
3,948 EZCORP, Inc., Class A* 44,257
1,863 FirstCash Holdings, Inc. 213,872
1,425 Green Dot Corp., Class A* 16,687
5,431 LendingClub Corp.* 62,076
194 LendingTree, Inc.* 11,258
6,497 Navient Corp. 101,288
1,504 Nelnet, Inc., Class A 170,373
750 Old Market Capital Corp.* 4,762
6,152 OneMain Holdings, Inc. 289,575
2,635 PRA Group, Inc.* 58,919
2,187 PROG Holdings, Inc. 106,048
568 Regional Management Corp. 18,579
12,069 SLM Corp. 276,018
30,929 SoFi Technologies, Inc.* 243,102
9,833 Synchrony Financial 490,470
237 World Acceptance Corp.* 27,961
7,364,318
Consumer Staples Distribution & Retail (2.0%):
25,487 Albertsons Cos., Inc., Class A 471,000
1,610 Andersons, Inc. (The) 80,725
1,614 Casey's General Stores, Inc. 606,396
1,143 Chefs' Warehouse, Inc. (The)* 48,017
5,463 Costco Wholesale Corp. 4,843,059
8,028 Dollar General Corp. 678,928
6,242 Dollar Tree, Inc.* 438,937
5,206 Grocery Outlet Holding Corp.* 91,365
613 Ingles Markets, Inc., Class A 45,730
27,839 Kroger Co. (The) 1,595,175
1,720 Natural Grocers by Vitamin Cottage, Inc. 51,067
6,901 Performance Food Group Co.* 540,831
1,664 PriceSmart, Inc. 152,722
2,949 SpartanNash Co. 66,087
4,004 Sprouts Farmers Market, Inc.* 442,082
12,010 Sysco Corp. 937,501
8,019 Target Corp. 1,249,841
3,889 United Natural Foods, Inc.* 65,413
10,697 US Foods Holding Corp.* 657,865
738 Village Super Market, Inc., Class A 23,461
16,658 Walgreens Boots Alliance, Inc. 149,256
55,002 Walmart, Inc. 4,441,412
857 Weis Markets, Inc. 59,073
17,735,943
Containers & Packaging (0.7%):
54,234 Amcor plc 614,471
2,442 AptarGroup, Inc. 391,184
2,194 Avery Dennison Corp. 484,347
5,632 Ball Corp. 382,469
6,043 Berry Global Group, Inc. 410,803
4,073 Crown Holdings, Inc. 390,519
15,239 Graphic Packaging Holding Co. 450,922
930 Greif, Inc., Class A 58,274

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Containers & Packaging, continued
710 Greif, Inc., Class B $ 49,579
11,876 International Paper Co. 580,143
1,253 Myers Industries, Inc. 17,317
9,822 O-I Glass, Inc.* 128,865
3,411 Packaging Corp. of America 734,729
6,012 Pactiv Evergreen, Inc. 69,198
6,404 Sealed Air Corp. 232,465
5,044 Silgan Holdings, Inc. 264,810
10,188 Smurfit Westrock plc, ADR 503,491
5,017 Sonoco Products Co. 274,079
2,518 TriMas Corp. 64,285
6,101,950
Distributors (0.2%):
4,649 Genuine Parts Co. 649,372
6,205 LKQ Corp. 247,704
923 Pool Corp. 347,786
811 Weyco Group, Inc. 27,607
1,272,469
Diversified Consumer Services (0.3%):
36,362 ADT, Inc. 262,897
2,373 Adtalem Global Education, Inc.* 179,114
541 American Public Education, Inc.* 7,980
1,957 Bright Horizons Family Solutions, Inc.* 274,234
418 Carriage Services, Inc. 13,723
5,672 Chegg, Inc.* 10,040
6,110 Coursera, Inc.* 48,513
3,669 Frontdoor, Inc.* 176,075
112 Graham Holdings Co., Class B 92,033
959 Grand Canyon Education, Inc.* 136,034
4,616 H&R Block, Inc. 293,347
6,794 Laureate Education, Inc. 112,848
2,547 Mister Car Wash, Inc.* 16,581
2,352 OneSpaWorld Holdings, Ltd. 38,832
2,522 Perdoceo Education Corp. 56,089
5,854 Service Corp. International 462,056
1,223 Strategic Education, Inc. 113,189
2,112 Stride, Inc.* 180,175
1,696 Universal Technical Institute, Inc.* 27,577
2,501,337
Diversified Telecommunication Services (1.0%):
398 Anterix, Inc.* 14,989
122,799 AT&T, Inc. 2,701,578
461 ATN International, Inc. 14,909
4,558 Consolidated Communications Holdings, Inc.* 21,149
4,034 EchoStar Corp., Class A* 100,124
9,754 Frontier Communications Parent, Inc.* 346,559
2,352 GCI Liberty, Inc.* —
1,080 IDT Corp., Class B 41,223
5,374 Iridium Communications, Inc. 163,638
7,752 Liberty Global, Ltd., Class A* 163,645
7,480 Liberty Global, Ltd., Class C* 161,643
1,489 Liberty Latin America, Ltd., Class A* 14,265
8,852 Liberty Latin America, Ltd., Class C* 84,005
1,333 Shenandoah Telecommunications Co. 18,809
104,821 Verizon Communications, Inc. 4,707,511
8,554,047
Shares Value
Common Stocks, continued
Electric Utilities (1.5%):
1,925 ALLETE, Inc. $ 123,566
7,517 Alliant Energy Corp. 456,207
7,580 American Electric Power Co., Inc. 777,708
4,116 Constellation Energy Corp. 1,070,242
9,093 Duke Energy Corp. 1,048,423
5,190 Edison International 451,997
3,339 Entergy Corp. 439,446
6,805 Evergy, Inc. 421,978
5,258 Eversource Energy 357,807
15,095 Exelon Corp. 612,102
8,401 FirstEnergy Corp. 372,584
1,272 Genie Energy, Ltd., Class B 20,670
1,318 Hawaiian Electric Industries, Inc.* 12,758
1,110 IDACORP, Inc. 114,430
1,299 MGE Energy, Inc. 118,794
23,896 NextEra Energy, Inc. 2,019,929
6,789 NRG Energy, Inc. 618,478
7,137 OGE Energy Corp. 292,760
1,274 Otter Tail Corp. 99,576
32,956 PG&E Corp. 651,540
3,972 Pinnacle West Capital Corp. 351,880
3,124 Portland General Electric Co. 149,640
11,903 PPL Corp. 393,751
12,908 Southern Co. (The) 1,164,043
3,386 TXNM Energy, Inc. 148,205
8,808 Xcel Energy, Inc. 575,162
12,863,676
Electrical Equipment (0.9%):
1,082 Acuity Brands, Inc. 297,972
424 Allient, Inc. 8,052
4,623 AMETEK, Inc. 793,815
3,065 Array Technologies, Inc.* 20,229
1,778 Atkore, Inc. 150,668
3,376 Eaton Corp. plc 1,118,941
5,341 Emerson Electric Co. 584,145
1,312 EnerSys 133,890
9,782 FuelCell Energy, Inc.*^ 3,717
1,473 GE Vernova, Inc.* 375,586
1,659 Generac Holdings, Inc.* 263,582
14,859 GrafTech International, Ltd.* 19,614
1,137 Hubbell, Inc. 487,034
1,831 LSI Industries, Inc. 29,571
195 NEXTracker, Inc., Class A* 7,309
5,927 nVent Electric plc 416,431
14,602 Plug Power, Inc.*^ 33,000
606 Powell Industries, Inc. 134,526
400 Preformed Line Products Co. 51,232
2,091 Regal Rexnord Corp. 346,855
3,070 Rockwell Automation, Inc. 824,172
7,206 Sensata Technologies Holding plc 258,407
3,376 Shoals Technologies Group, Inc., Class A* 18,939
11,971 Sunrun, Inc.* 216,196
1,298 Thermon Group Holdings, Inc.* 38,732
8,396 Vertiv Holdings Co., Class A 835,318
1,148 Vicor Corp.* 48,331
7,516,264
Electronic Equipment, Instruments & Components (1.3%):
1,470 Advanced Energy Industries, Inc. 154,703

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
15,442 Amphenol Corp., Class A $ 1,006,201
2,884 Arrow Electronics, Inc.* 383,082
5,071 Avnet, Inc. 275,406
888 Badger Meter, Inc. 193,948
550 Bel Fuse, Inc., Class B 43,181
1,317 Belden, Inc. 154,260
1,054 Benchmark Electronics, Inc. 46,713
2,931 CDW Corp. 663,285
4,582 Cognex Corp. 185,571
4,859 Coherent Corp.* 432,014
17,152 Corning, Inc. 774,413
2,350 Crane NXT Co. 131,835
1,576 CTS Corp. 76,247
2,838 Daktronics, Inc.* 36,639
1,413 ePlus, Inc.* 138,954
1,439 Fabrinet* 340,237
392 FARO Technologies, Inc.* 7,503
12,223 Flex, Ltd.* 408,615
640 Frequency Electronics, Inc. 7,731
1,278 Insight Enterprises, Inc.* 275,268
1,788 IPG Photonics Corp.* 132,884
2,007 Itron, Inc.* 214,368
4,558 Jabil, Inc. 546,185
4,380 Keysight Technologies, Inc.* 696,113
1,603 Kimball Electronics, Inc.* 29,672
5,811 Knowles Corp.* 104,772
1,058 Littelfuse, Inc. 280,635
1,471 Methode Electronics, Inc. 17,593
9,842 Mirion Technologies, Inc.* 108,951
1,008 Napco Security Technologies, Inc. 40,784
1,313 Novanta, Inc.* 234,922
594 OSI Systems, Inc.* 90,187
770 PAR Technology Corp.* 40,102
1,121 PC Connection, Inc. 84,557
1,323 Plexus Corp.* 180,867
771 Rogers Corp.* 87,131
2,630 Sanmina Corp.* 180,023
738 ScanSource, Inc.* 35,446
2,811 TD SYNNEX Corp. 337,545
5,689 TE Connectivity PLC* 858,982
967 Teledyne Technologies, Inc.* 423,217
4,518 Trimble, Inc.* 280,523
5,237 TTM Technologies, Inc.* 95,575
5,343 Vishay Intertechnology, Inc. 101,036
6,734 Vontier Corp. 227,205
1,025 Zebra Technologies Corp.* 379,578
11,544,659
Energy Equipment & Services (0.7%):
6,728 Archrock, Inc. 136,175
22,576 Baker Hughes Co. 816,122
519 Bristow Group, Inc.* 18,004
2,328 Cactus, Inc., Class A 138,912
6,139 ChampionX Corp. 185,091
1,337 Core Laboratories, Inc. 24,775
562 DMC Global, Inc.* 7,295
1,095 Expro Group Holdings NV* 18,801
4,610 Expro Group Holdings NV, ADR* 79,154
306 Forum Energy Technologies, Inc.* 4,731
760 Geospace Technologies Corp.* 7,858
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
1,086 Gulf Island Fabrication, Inc.* $ 6,125
32,182 Halliburton Co. 934,887
5,456 Helix Energy Solutions Group, Inc.* 60,562
3,758 Helmerich & Payne, Inc. 114,318
1,028 Innovex International, Inc.* 15,091
11,498 Liberty Energy, Inc. 219,497
1,436 Mammoth Energy Services, Inc.* 5,873
734 Nabors Industries, Ltd.* 47,321
935 Natural Gas Services Group, Inc.* 17,868
4,799 Newpark Resources, Inc.* 33,257
4,293 Noble Corp PLC 155,149
11,196 NOV, Inc. 178,800
5,115 Oceaneering International, Inc.* 127,210
3,066 Oil States International, Inc.* 14,104
8,148 ProPetro Holding Corp.* 62,414
10,425 RPC, Inc. 66,303
21,971 Schlumberger NV 921,683
493 SEACOR Marine Holdings, Inc.* 4,757
2,958 Seadrill, Ltd.* 117,551
3,974 Select Water Solutions, Inc. 44,231
16,526 TechnipFMC plc 433,477
4,086 TETRA Technologies, Inc.* 12,667
2,580 Tidewater, Inc.* 185,218
41,181 Transocean, Ltd.* 175,019
2,883 Valaris, Ltd.* 160,727
3,508 Weatherford International plc 297,899
5,848,926
Entertainment (1.1%):
247 Atlanta Braves Holdings, Inc.* 10,411
1,869 Atlanta Braves Holdings, Inc., ADR* 74,386
6,453 Cinemark Holdings, Inc.* 179,652
5,516 Electronic Arts, Inc. 791,215
2,645 IMAX Corp.* 54,249
619 Liberty Media Corp.-Liberty Formula One* 44,277
1,139 Liberty Media Corp.-Liberty Live* 56,392
2,653 Liberty Media Corp.-Liberty Live, ADR* 136,178
4,024 Liberty Media Corp-Liberty Formula One* 311,578
2,111 Lions Gate Entertainment Corp., Class A* 16,529
4,430 Lions Gate Entertainment Corp., Class B* 30,656
3,788 Live Nation Entertainment, Inc.* 414,748
894 Madison Square Garden Entertainment Corp.* 38,022
788 Madison Square Garden Sports Corp.* 164,109
1,459 Marcus Corp. (The) 21,987
4,899 Netflix, Inc.* 3,474,714
1,419 Reading International, Inc., Class A* 2,313
4,024 ROBLOX Corp., Class A* 178,102
4,049 Roku, Inc.* 302,298
894 Sphere Entertainment Co.* 39,497
752 Spotify Technology SA* 277,135
2,974 Take-Two Interactive Software, Inc.* 457,134
1,487 TKO Group Holdings, Inc.* 183,957
22,381 Walt Disney Co. (The) 2,152,828
47,130 Warner Bros Discovery, Inc.* 388,822
3,515 Warner Music Group Corp., Class A 110,020
9,911,209
Financial Services (3.4%):
10,266 Affirm Holdings, Inc.* 419,058
981 A-Mark Precious Metals, Inc. 43,321

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
4,553 Apollo Global Management, Inc. $ 568,715
6,202 AvidXchange Holdings, Inc.* 50,298
17,676 Berkshire Hathaway, Inc., Class B* 8,135,556
7,015 Block, Inc.* 470,917
252 BM Technologies, Inc.* 857
687 Cass Information Systems, Inc. 28,497
15,200 Corebridge Financial, Inc. 443,232
2,817 Enact Holdings, Inc. 102,342
11,278 Equitable Holdings, Inc. 474,014
5,763 Essent Group, Ltd. 370,503
1,694 Euronet Worldwide, Inc.* 168,096
409 EVERTEC, Inc. 13,861
403 Federal Agricultural Mortgage Corp., Class C 75,526
12,065 Fidelity National Information Services, Inc. 1,010,444
6,830 Fiserv, Inc.* 1,227,009
2,700 Flywire Corp.* 44,253
5,511 Global Payments, Inc. 564,437
1,101 I3 Verticals, Inc., Class A* 23,462
1,320 International Money Express, Inc.* 24,407
2,536 Jack Henry & Associates, Inc. 447,705
3,895 Jackson Financial, Inc., Class A 355,341
27,585 Marqeta, Inc., Class A* 135,718
10,939 Mastercard, Inc., Class A 5,401,678
1,982 Merchants Bancorp 89,111
13,714 MGIC Investment Corp. 351,078
1,888 Mr Cooper Group, Inc.* 174,036
4,617 NCR Atleos Corp.* 131,723
4,107 NMI Holdings, Inc.* 169,167
465 Onity Group, Inc.* 14,852
8,549 Payoneer Global, Inc.* 64,374
13,250 PayPal Holdings, Inc.* 1,033,897
1,468 Paysafe, Ltd.* 32,927
2,818 PennyMac Financial Services, Inc. 321,167
8,853 Radian Group, Inc. 307,111
4,683 Remitly Global, Inc.* 62,705
3,168 Repay Holdings Corp.* 25,851
1,219 Rocket Cos., Inc., Class A* 23,393
2,105 Shift4 Payments, Inc., Class A*^ 186,503
9,058 Toast, Inc., Class A* 256,432
18,485 Visa, Inc., Class A 5,082,451
4,007 Voya Financial, Inc. 317,435
1,503 Walker & Dunlop, Inc. 170,726
728 Waterstone Financial, Inc. 10,702
13,449 Western Union Co. (The) 160,447
1,847 WEX, Inc.* 387,371
29,972,706
Food Products (1.2%):
2,035 B&G Foods, Inc. 18,071
3,050 Bunge Global SA 294,752
270 Calavo Growers, Inc. 7,703
2,277 Cal-Maine Foods, Inc. 170,411
8,996 Campbell Soup Co. 440,084
10,247 Conagra Brands, Inc. 333,232
6,345 Darling Ingredients, Inc.* 235,780
3,515 Dole PLC 57,259
1,004 Farmer Bros. Co.* 1,988
7,922 Flowers Foods, Inc. 182,760
2,403 Fresh Del Monte Produce, Inc. 70,985
1,706 Freshpet, Inc.* 233,330
Shares Value
Common Stocks, continued
Food Products, continued
15,794 General Mills, Inc. $ 1,166,387
5,693 Hain Celestial Group, Inc. (The)* 49,131
4,708 Hershey Co. (The) 902,900
9,244 Hormel Foods Corp. 293,035
2,999 Ingredion, Inc. 412,153
718 J & J Snack Foods Corp. 123,582
3,325 JM Smucker Co. (The) 402,657
300 John B Sanfilippo & Son, Inc. 28,293
9,645 Kellanova 778,448
23,429 Kraft Heinz Co. (The) 822,592
5,580 Lamb Weston Holdings, Inc. 361,249
916 Lancaster Colony Corp. 161,738
778 McCormick & Co., Inc. 64,216
4,436 McCormick & Co., Inc., ADR 365,083
3,145 Mission Produce, Inc.* 40,319
16,027 Mondelez International, Inc., Class A 1,180,709
4,602 Pilgrim's Pride Corp.* 211,922
2,182 Post Holdings, Inc.* 252,566
49 Seaboard Corp. 153,713
266 Seneca Foods Corp., Class A* 16,580
4,805 Simply Good Foods Co. (The)* 167,070
1,104 Tootsie Roll Industries, Inc. 34,191
1,935 TreeHouse Foods, Inc.* 81,231
4,785 Tyson Foods, Inc., Class A 284,995
1,200 Utz Brands, Inc. 21,240
1,400 Vital Farms, Inc.* 49,098
2,207 WK Kellogg Co. 37,762
10,509,215
Gas Utilities (0.2%):
2,126 Atmos Energy Corp. 294,898
785 Chesapeake Utilities Corp. 97,473
3,192 National Fuel Gas Co. 193,467
4,288 New Jersey Resources Corp. 202,394
1,716 Northwest Natural Holding Co. 70,047
1,836 ONE Gas, Inc. 136,635
232 RGC Resources, Inc. 5,236
2,161 Southwest Gas Holdings, Inc. 159,395
1,603 Spire, Inc. 107,866
7,935 UGI Corp. 198,534
1,465,945
Ground Transportation (1.0%):
957 ArcBest Corp. 103,787
1,127 Avis Budget Group, Inc. 98,714
419 Covenant Logistics Group, Inc. 22,140
31,875 CSX Corp. 1,100,644
1,925 Heartland Express, Inc. 23,639
19,110 Hertz Global Holdings, Inc.* 63,063
3,565 JB Hunt Transport Services, Inc. 614,356
5,657 Knight-Swift Transportation Holdings, Inc. 305,195
1,241 Landstar System, Inc. 234,388
4,222 Marten Transport, Ltd. 74,729
2,771 Norfolk Southern Corp. 688,594
2,842 Old Dominion Freight Line, Inc. 564,535
1,600 PAM Transportation Services, Inc.* 29,600
4,704 RXO, Inc.* 131,712
1,902 Ryder System, Inc. 277,312
617 Saia, Inc.* 269,789
3,510 Schneider National, Inc., Class B 100,175

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation, continued
12,362 Uber Technologies, Inc.* $ 929,128
6,261 U-Haul Holding Co. 450,792
1,170 U-Haul Holding Co., ADR* 90,652
7,627 Union Pacific Corp. 1,879,903
1,564 Universal Logistics Holdings, Inc. 67,424
2,380 Werner Enterprises, Inc. 91,844
2,834 XPO, Inc.* 304,683
8,516,798
Health Care Equipment & Supplies (2.0%):
21,090 Abbott Laboratories 2,404,471
2,269 Accuray, Inc.* 4,084
1,146 Align Technology, Inc.* 291,451
912 AngioDynamics, Inc.* 7,095
1,619 Artivion, Inc.* 43,098
1,507 AtriCure, Inc.* 42,256
2,829 Avanos Medical, Inc.* 67,981
744 Axonics, Inc.* 51,782
9,817 Baxter International, Inc. 372,751
3,523 Becton Dickinson & Co. 849,395
17,394 Boston Scientific Corp.* 1,457,617
1,265 CONMED Corp. 90,979
3,825 Cooper Cos., Inc. (The)* 422,051
7,906 DENTSPLY SIRONA, Inc. 213,936
4,104 Dexcom, Inc.* 275,132
4,976 Edwards Lifesciences Corp.* 328,366
994 Embecta Corp. 14,015
1,499 Enovis Corp.* 64,532
7,392 Envista Holdings Corp.* 146,066
12,415 GE HealthCare Technologies, Inc. 1,165,148
431 Globus Medical, Inc.* 30,834
1,615 Haemonetics Corp.* 129,814
3,825 Hologic, Inc.* 311,585
973 ICU Medical, Inc.* 177,300
1,642 IDEXX Laboratories, Inc.* 829,571
516 Inari Medical, Inc.* 21,280
433 Inogen, Inc.* 4,200
1,638 Insulet Corp.* 381,245
1,895 Integer Holdings Corp.* 246,350
3,384 Integra LifeSciences Holdings Corp.* 61,487
2,221 Intuitive Surgical, Inc.* 1,091,111
3,455 Lantheus Holdings, Inc.* 379,186
809 LeMaitre Vascular, Inc. 75,148
725 LENSAR, Inc.* 3,321
2,659 LivaNova plc* 139,704
1,677 Masimo Corp.* 223,594
15,430 Medtronic plc 1,389,163
2,177 Merit Medical Systems, Inc.* 215,153
10,540 Neogen Corp.* 177,177
600 Nevro Corp.* 3,354
442 OmniAb Operations, Inc. - Vesting 12.5*(a)(b) —
442 OmniAb Operations, Inc. - Vesting 15*(a)(b) —
1,974 Omnicell, Inc.* 86,066
2,205 OraSure Technologies, Inc.* 9,415
825 Orthofix Medical, Inc.* 12,887
1,309 OrthoPediatrics Corp.* 35,487
999 Penumbra, Inc.* 194,116
2,728 QuidelOrtho Corp.* 124,397
2,221 ResMed, Inc. 542,191
1,569 STAAR Surgical Co.* 58,288
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,882 STERIS plc $ 456,460
2,958 Stryker Corp. 1,068,607
1,483 Teleflex, Inc. 366,776
193 UFP Technologies, Inc.* 61,123
227 Utah Medical Products, Inc. 15,189
1,100 Varex Imaging Corp.* 13,112
4,495 Zimmer Biomet Holdings, Inc. 485,235
217 Zimvie, Inc.* 3,444
17,735,576
Health Care Providers & Services (2.5%):
3,584 Acadia Healthcare Co., Inc.* 227,261
1,600 Accolade, Inc.* 6,160
5,283 AdaptHealth Corp.* 59,328
643 Addus HomeCare Corp.* 85,538
1,363 Amedisys, Inc.* 131,543
2,275 AMN Healthcare Services, Inc.* 96,437
1,845 Astrana Health, Inc.* 106,899
9,264 Brookdale Senior Living, Inc.* 62,903
4,020 Cardinal Health, Inc. 444,290
431 Castle Biosciences, Inc.* 12,292
2,596 Cencora, Inc. 584,308
10,737 Centene Corp.* 808,281
528 Chemed Corp. 317,312
4,975 Cigna Group (The) 1,723,539
5,028 Community Health Systems, Inc.* 30,520
483 CorVel Corp.* 157,888
1,732 Cross Country Healthcare, Inc.* 23,278
21,522 CVS Health Corp. 1,353,303
3,102 DaVita, Inc.* 508,511
2,901 Elevance Health, Inc. 1,508,520
4,542 Encompass Health Corp. 438,939
1,271 Enhabit, Inc.* 10,041
1,863 Ensign Group, Inc. (The) 267,937
790 Fulgent Genetics, Inc.* 17,167
2,261 HCA Healthcare, Inc. 918,938
2,817 HealthEquity, Inc.* 230,572
4,279 Henry Schein, Inc.* 311,939
2,667 Humana, Inc. 844,746
1,529 InfuSystem Holdings, Inc.* 10,244
1,703 Labcorp Holdings, Inc. 380,586
1,566 McKesson Corp. 774,262
864 ModivCare, Inc.* 12,338
1,675 Molina Healthcare, Inc.* 577,138
575 National HealthCare Corp. 72,318
819 National Research Corp. 18,722
4,300 NeoGenomics, Inc.* 63,425
10,235 OPKO Health, Inc.*^ 15,250
6,542 Option Care Health, Inc.* 204,765
3,971 Owens & Minor, Inc.* 62,305
4,988 Patterson Cos., Inc. 108,938
5,162 Pediatrix Medical Group, Inc.* 59,828
792 Pennant Group, Inc. (The)* 28,274
629 PetIQ, Inc.* 19,354
5,181 Premier, Inc., Class A 103,620
4,040 Privia Health Group, Inc.* 73,568
2,024 Progyny, Inc.* 33,922
2,702 Quest Diagnostics, Inc. 419,486
3,100 R1 RCM, Inc.* 43,927
2,720 RadNet, Inc.* 188,741

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
5,624 Select Medical Holdings Corp. $ 196,109
1,128 Solventum Corp.* 78,644
5,168 Surgery Partners, Inc.* 166,616
4,833 Tenet Healthcare Corp.* 803,245
9,035 UnitedHealth Group, Inc. 5,282,584
2,522 Universal Health Services, Inc., Class B 577,563
542 US Physical Therapy, Inc. 45,870
21,710,032
Health Care Technology (0.1%):
447 American Well Corp., Class A* 4,238
5,067 Certara, Inc.* 59,335
3,003 Definitive Healthcare Corp.* 13,423
3,607 Doximity, Inc., Class A* 157,157
3,122 Evolent Health, Inc., Class A* 88,290
3,097 GoodRx Holdings, Inc., Class A* 21,493
1,056 Health Catalyst, Inc.* 8,596
1,357 HealthStream, Inc. 39,136
859 Schrodinger, Inc.* 15,934
394 Simulations Plus, Inc. 12,616
8,777 Teladoc Health, Inc.* 80,573
339 TruBridge, Inc.* 4,054
2,108 Veeva Systems, Inc., Class A* 442,406
947,251
Hotels, Restaurants & Leisure (2.2%):
3,434 Airbnb, Inc., Class A* 435,466
11,614 Aramark 449,810
6 Biglari Holdings, Inc., Class A* 4,994
67 Biglari Holdings, Inc., Class B* 11,525
2,189 BJ's Restaurants, Inc.* 71,274
4,525 Bloomin' Brands, Inc. 74,798
402 Booking Holdings, Inc. 1,693,272
1,059 Boyd Gaming Corp. 68,464
1,618 Brinker International, Inc.* 123,826
8,265 Caesars Entertainment, Inc.* 344,981
19,605 Carnival Corp.* 362,300
2,527 Cheesecake Factory, Inc. (The) 102,470
17,450 Chipotle Mexican Grill, Inc.* 1,005,469
1,340 Choice Hotels International, Inc.^ 174,602
2,252 Churchill Downs, Inc. 304,493
429 Chuy's Holdings, Inc.* 16,045
1,219 Cracker Barrel Old Country Store, Inc. 55,282
3,570 Darden Restaurants, Inc. 585,944
1,810 Dave & Buster's Entertainment, Inc.* 61,630
1,239 Denny's Corp.* 7,992
362 Dine Brands Global, Inc. 11,305
562 Domino's Pizza, Inc. 241,739
2,124 DoorDash, Inc., Class A* 303,159
4,152 DraftKings, Inc.* 162,758
1,288 El Pollo Loco Holdings, Inc.* 17,646
2,986 Expedia Group, Inc.* 441,988
2,093 First Watch Restaurant Group, Inc.* 32,651
6,175 Hilton Grand Vacations, Inc.* 224,276
2,983 Hilton Worldwide Holdings, Inc. 687,581
789 Hyatt Hotels Corp., Class A 120,086
323 Jack in the Box, Inc. 15,032
6,834 Krispy Kreme, Inc. 73,397
19,302 Las Vegas Sands Corp. 971,663
9,526 Life Time Group Holdings, Inc.* 232,625
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,893 Light & Wonder, Inc.* $ 171,752
2,942 Marriott International, Inc., Class A 731,381
1,545 Marriott Vacations Worldwide Corp. 113,527
8,340 McDonald's Corp. 2,539,613
1,328 MGM Resorts International* 51,911
341 Nathan's Famous, Inc. 27,587
10,170 Norwegian Cruise Line Holdings, Ltd.* 208,587
977 Papa John's International, Inc. 52,631
7,459 Penn Entertainment, Inc.* 140,677
3,216 Planet Fitness, Inc., Class A* 261,204
9,227 Playa Hotels & Resorts NV* 71,509
763 Potbelly Corp.* 6,363
878 Red Robin Gourmet Burgers, Inc.* 3,872
7,094 Royal Caribbean Cruises, Ltd. 1,258,192
306 Seaport Entertainment Group, Inc.* 8,390
1,202 Shake Shack, Inc., Class A* 124,058
2,123 Six Flags Entertainment Corp.* 85,578
13,500 Starbucks Corp. 1,316,115
4,842 Sweetgreen, Inc., Class A* 171,649
2,634 Texas Roadhouse, Inc. 465,164
2,060 Travel + Leisure Co. 94,925
1,834 United Parks & Resorts, Inc.* 92,800
1,455 Vail Resorts, Inc. 253,592
9,775 Wendy's Co. (The) 171,258
872 Wingstop, Inc. 362,822
3,640 Wyndham Hotels & Resorts, Inc. 284,430
3,341 Wynn Resorts, Ltd. 320,335
4,503 Yum! Brands, Inc. 629,114
19,509,579
Household Durables (1.1%):
906 Beazer Homes USA, Inc.* 30,958
283 Cavco Industries, Inc.* 121,192
1,809 Century Communities, Inc. 186,291
2,434 Champion Homes, Inc.* 230,865
5,619 D.R. Horton, Inc. 1,071,937
1,479 Dream Finders Homes, Inc., Class A* 53,555
1,530 Ethan Allen Interiors, Inc. 48,792
431 Flexsteel Industries, Inc. 19,089
3,697 Garmin, Ltd. 650,783
2,761 GoPro, Inc., Class A* 3,755
1,329 Green Brick Partners, Inc.* 110,998
1,366 Helen of Troy, Ltd.* 84,487
500 Hooker Furnishings Corp. 9,040
145 Hovnanian Enterprises, Inc., Class A* 29,634
1,430 Installed Building Products, Inc. 352,166
596 iRobot Corp.* 5,179
2,155 KB Home 184,662
2,550 La-Z-Boy, Inc. 109,471
6,216 Leggett & Platt, Inc. 84,662
5,273 Lennar Corp., Class A 988,582
119 Lennar Corp., Class B 20,580
1,327 LGI Homes, Inc.* 157,276
1,017 Lifetime Brands, Inc. 6,651
233 M/I Homes, Inc.* 39,927
187 Meritage Homes Corp. 38,348
2,174 Mohawk Industries, Inc.* 349,318
17,750 Newell Brands, Inc. 136,320
97 NVR, Inc.* 951,745
6,903 PulteGroup, Inc. 990,788

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Durables, continued
7,911 Purple Innovation, Inc.* $ 7,822
4,727 SharkNinja, Inc. 513,872
4,642 Sonos, Inc.* 57,050
5,004 Taylor Morrison Home Corp.* 351,581
4,489 Tempur Sealy International, Inc. 245,099
3,427 Toll Brothers, Inc. 529,437
1,110 TopBuild Corp.* 451,559
5,751 Tri Pointe Homes, Inc.* 260,578
320 Universal Electronics, Inc.* 2,954
3,376 Vizio Holding Corp., Class A* 37,710
1,621 VOXX International Corp.* 10,309
2,796 Whirlpool Corp. 299,172
1,732 Worthington Enterprises, Inc. 71,791
9,905,985
Household Products (1.0%):
6,591 BJ's Wholesale Club Holdings, Inc.* 543,626
2,328 Central Garden & Pet Co., Class A* 73,099
3,717 Church & Dwight Co., Inc. 389,244
2,333 Clorox Co. (The) 380,069
11,700 Colgate-Palmolive Co. 1,214,577
2,927 Energizer Holdings, Inc. 92,961
6,545 Kimberly-Clark Corp. 931,223
333 Oil-Dri Corp. of America 22,974
24,814 Procter & Gamble Co. (The) 4,297,785
5,846 Reynolds Consumer Products, Inc. 181,810
1,769 Spectrum Brands Holdings, Inc. 168,303
441 WD-40 Co. 113,725
8,409,396
Independent Power and Renewable Electricity Producers
(0.2%):
21,188 AES Corp. (The) 425,031
7,261 Brookfield Renewable Corp., Class A 237,144
1,323 Clearway Energy, Inc., Class A 37,666
3,836 Clearway Energy, Inc., Class C 117,689
2,397 Ormat Technologies, Inc. 184,425
6,557 Sunnova Energy International, Inc.* 63,865
7,846 Vistra Corp. 930,065
1,995,885
Industrial Conglomerates (0.5%):
4,514 3M Co. 617,064
8,695 General Electric Co. 1,639,703
9,683 Honeywell International, Inc. 2,001,573
4,258,340
Insurance (3.0%):
7,754 Aflac, Inc. 866,897
4,454 Allstate Corp. (The) 844,701
2,897 Ambac Financial Group, Inc.* 32,475
2,928 American Financial Group, Inc. 394,109
12,520 American International Group, Inc. 916,840
745 AMERISAFE, Inc. 36,006
2,508 Aon plc, Class A 867,743
8,002 Arch Capital Group, Ltd.* 895,264
2,482 Arthur J. Gallagher & Co. 698,360
1,816 Assurant, Inc. 361,130
2,736 Assured Guaranty, Ltd. 217,567
4,126 Axis Capital Holdings, Ltd. 328,471
Shares Value
Common Stocks, continued
Insurance, continued
2,431 Baldwin Insurance Group, Inc. (The)* $ 121,064
2,993 Brighthouse Financial, Inc.* 134,775
6,038 Brown & Brown, Inc. 625,537
4,905 Chubb, Ltd. 1,414,553
3,165 Cincinnati Financial Corp. 430,820
2,176 Citizens, Inc.*^ 7,877
895 Crawford & Co., Class A 9,818
2,354 Crawford & Co., Class B 26,153
1,631 Donegal Group, Inc., Class A 24,041
800 eHealth, Inc.* 3,264
1,977 Employers Holdings, Inc. 94,837
760 Enstar Group, Ltd.* 244,408
591 Erie Indemnity Co., Class A 319,034
766 Everest Group, Ltd. 300,142
1,631 F&G Annuities & Life, Inc. 72,938
6,854 Fidelity National Financial, Inc. 425,359
3,923 First American Financial Corp. 258,957
27,784 Genworth Financial, Inc.* 190,320
4,486 Globe Life, Inc. 475,112
318 Goosehead Insurance, Inc., Class A* 28,397
2,383 Greenlight Capital Re, Ltd., Class A* 32,528
1,122 Hanover Insurance Group, Inc. (The) 166,179
10,261 Hartford Financial Services Group, Inc. (The) 1,206,796
397 HCI Group, Inc. 42,503
387 Heritage Insurance Holdings, Inc.* 4,737
1,991 Horace Mann Educators Corp. 69,586
153 Investors Title Co. 35,159
1,185 James River Group Holdings, Ltd. 7,430
3,603 Kemper Corp. 220,684
793 Kinsale Capital Group, Inc. 369,197
6,606 Lincoln National Corp. 208,155
4,808 Loews Corp. 380,072
5,556 Maiden Holdings, Ltd.* 9,834
255 Markel Group, Inc.* 399,988
6,678 Marsh & McLennan Cos., Inc. 1,489,795
2,590 Mercury General Corp. 163,118
10,283 MetLife, Inc. 848,142
10,590 Old Republic International Corp. 375,098
2,049 Oscar Health, Inc., Class A* 43,459
906 Palomar Holdings, Inc.* 85,771
1,484 Primerica, Inc. 393,483
4,641 Principal Financial Group, Inc. 398,662
3,052 ProAssurance Corp.* 45,902
5,063 Progressive Corp. (The) 1,284,787
8,692 Prudential Financial, Inc. 1,052,601
2,391 Reinsurance Group of America, Inc. 520,927
1,883 RenaissanceRe Holdings, Ltd. 512,929
1,758 RLI Corp. 272,455
825 Safety Insurance Group, Inc. 67,469
2,202 Selective Insurance Group, Inc. 205,447
5,145 SiriusPoint, Ltd.* 73,779
1,533 Skyward Specialty Insurance Group, Inc.* 62,439
1,878 Stewart Information Services Corp. 140,362
1,767 Tiptree, Inc. 34,580
6,041 Travelers Cos., Inc. (The) 1,414,319
1,346 Trupanion, Inc.* 56,505
728 United Fire Group, Inc. 15,237
1,869 Universal Insurance Holdings, Inc. 41,417
7,186 Unum Group 427,136

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
8,257 W R Berkley Corp. $ 468,420
145 White Mountains Insurance Group, Ltd. 245,949
1,780 Willis Towers Watson plc 524,263
26,084,268
Interactive Media & Services (4.5%):
68,449 Alphabet, Inc., Class A 11,352,267
58,074 Alphabet, Inc., Class C 9,709,392
5,394 Bumble, Inc., Class A* 34,414
5,023 Cargurus, Inc.* 150,841
1,955 Cars.com, Inc.* 32,766
2,881 DHI Group, Inc.* 5,301
8,024 Match Group, Inc.* 303,628
28,275 Meta Platforms, Inc., Class A 16,185,741
8,939 Pinterest, Inc., Class A* 289,355
1,563 QuinStreet, Inc.* 29,900
764 Shutterstock, Inc. 27,023
22,772 Snap, Inc., Class A* 243,660
1,344 Travelzoo* 16,195
5,311 TripAdvisor, Inc.* 76,956
2,857 TrueCar, Inc.* 9,856
4,440 Vimeo, Inc.* 22,422
2,324 Yelp, Inc.* 81,526
664 Zedge, Inc., Class B* 2,457
1,918 Ziff Davis, Inc.* 93,330
13,421 ZoomInfo Technologies, Inc.* 138,505
38,805,535
IT Services (1.3%):
8,066 Accenture plc, Class A 2,851,170
3,160 Akamai Technologies, Inc.* 319,002
3,880 Amdocs, Ltd. 339,422
1,701 Cloudflare, Inc., Class A* 137,594
9,997 Cognizant Technology Solutions Corp., Class A 771,568
3,746 DigitalOcean Holdings, Inc.* 151,301
11,221 DXC Technology Co.* 232,836
943 EPAM Systems, Inc.* 187,685
4,318 Fastly, Inc., Class A* 32,687
1,554 Gartner, Inc.* 787,505
1,343 Globant SA* 266,102
2,724 GoDaddy, Inc., Class A* 427,069
2,548 Grid Dynamics Holdings, Inc.* 35,672
1,357 Hackett Group, Inc. (The) 35,648
12,937 International Business Machines Corp. 2,860,112
14,414 Kyndryl Holdings, Inc.* 331,234
565 MongoDB, Inc.* 152,748
2,605 Okta, Inc.* 193,656
2,010 Snowflake, Inc., Class A* 230,869
5,690 Twilio, Inc., Class A* 371,102
2,221 Unisys Corp.* 12,615
1,690 VeriSign, Inc.* 321,032
11,048,629
Leisure Products (0.2%):
2,948 Acushnet Holdings Corp. 187,935
895 American Outdoor Brands, Inc.* 8,252
3,051 Brunswick Corp. 255,735
2,100 Clarus Corp. 9,450
658 Escalade, Inc. 9,258
1,267 Funko, Inc., Class A* 15,483
Shares Value
Common Stocks, continued
Leisure Products, continued
5,388 Hasbro, Inc. $ 389,660
303 Johnson Outdoors, Inc., Class A 10,968
931 Malibu Boats, Inc., Class A* 36,132
662 Marine Products Corp. 6,415
451 MasterCraft Boat Holdings, Inc.* 8,213
15,223 Mattel, Inc.* 289,998
3,400 Polaris, Inc. 283,016
1,410 Smith & Wesson Brands, Inc. 18,302
9,486 Topgolf Callaway Brands Corp.* 104,156
3,865 Vista Outdoor, Inc.* 151,431
3,466 YETI Holdings, Inc.* 142,210
1,926,614
Life Sciences Tools & Services (1.3%):
237 10X Genomics, Inc., Class A* 5,351
6,251 Adaptive Biotechnologies Corp.* 32,005
4,469 Agilent Technologies, Inc. 663,557
12,039 Avantor, Inc.* 311,449
2,583 Azenta, Inc.* 125,121
1,634 BioLife Solutions, Inc.* 40,915
733 Bio-Rad Laboratories, Inc., Class A* 245,247
4,783 Bio-Techne Corp. 382,305
4,799 Bruker Corp. 331,419
1,625 Charles River Laboratories International, Inc.* 320,076
2,030 CryoPort, Inc.* 16,463
5,865 Danaher Corp. 1,630,587
2,171 Fortrea Holdings, Inc.* 43,420
1,979 Harvard Bioscience, Inc.* 5,324
1,981 Illumina, Inc.* 258,342
4,424 IQVIA Holdings, Inc.* 1,048,355
4,035 Maravai LifeSciences Holdings, Inc., Class A* 33,531
931 Medpace Holdings, Inc.* 310,768
125 Mesa Laboratories, Inc. 16,232
328 Mettler-Toledo International, Inc.* 491,902
1,666 OmniAb, Inc.* 7,047
10,633 Pacific Biosciences of California, Inc.*^ 18,076
453 Quanterix Corp.* 5,871
1,733 Repligen Corp.* 257,905
3,870 Revvity, Inc. 494,393
14,288 Sotera Health Co.* 238,610
4,586 Thermo Fisher Scientific, Inc. 2,836,762
1,367 Waters Corp.* 491,970
920 West Pharmaceutical Services, Inc. 276,147
10,939,150
Machinery (2.6%):
7,267 3D Systems Corp.* 20,638
4,421 AGCO Corp. 432,639
463 Alamo Group, Inc. 83,400
935 Albany International Corp. 83,075
4,819 Allison Transmission Holdings, Inc. 462,961
1,618 Astec Industries, Inc. 51,679
2,323 Barnes Group, Inc. 93,872
837 Blue Bird Corp.* 40,143
6,704 Caterpillar, Inc. 2,622,069
1,433 Chart Industries, Inc.* 177,893
1,531 Columbus McKinnon Corp. 55,116
707 Commercial Vehicle Group, Inc.* 2,298
2,006 Crane Co. 317,510
3,144 Cummins, Inc. 1,017,996

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
4,830 Deere & Co. $ 2,015,704
3,969 Donaldson Co., Inc. 292,515
471 Douglas Dynamics, Inc. 12,990
2,835 Dover Corp. 543,583
475 Energy Recovery, Inc.* 8,260
2,679 Enerpac Tool Group Corp. 112,223
697 Enpro, Inc. 113,039
2,189 Esab Corp. 232,713
864 ESCO Technologies, Inc. 111,439
2,677 Federal Signal Corp. 250,192
4,041 Flowserve Corp. 208,879
6,191 Fortive Corp. 488,656
1,334 Franklin Electric Co., Inc. 139,830
12,889 Gates Industrial Corp. plc* 226,202
889 Gencor Industries, Inc.* 18,545
606 Gorman-Rupp Co. (The) 23,604
3,553 Graco, Inc. 310,923
2,100 Greenbrier Cos., Inc. (The) 106,869
650 Helios Technologies, Inc. 31,005
2,088 Hillenbrand, Inc. 58,046
4,909 Hillman Solutions Corp.* 51,839
490 Hurco Cos., Inc. 10,324
896 Hyster-Yale, Inc. 57,138
1,133 IDEX Corp. 243,029
4,769 Illinois Tool Works, Inc. 1,249,812
6,807 Ingersoll Rand, Inc. 668,175
2,882 ITT, Inc. 430,888
1,294 John Bean Technologies Corp. 127,472
528 Kadant, Inc. 178,464
3,829 Kennametal, Inc. 99,286
787 L.B. Foster Co., Class A* 16,078
1,212 Lincoln Electric Holdings, Inc. 232,728
221 Lindsay Corp. 27,545
1,300 Luxfer Holdings plc 16,835
1,213 Manitex International, Inc.* 6,829
2,529 Manitowoc Co., Inc. (The)* 24,329
1,979 Middleby Corp. (The)* 275,338
285 Miller Industries, Inc. 17,385
5,006 Mueller Industries, Inc. 370,945
8,698 Mueller Water Products, Inc., Class A 188,747
1,258 NN, Inc.* 4,906
864 Nordson Corp. 226,912
158 Omega Flex, Inc. 7,887
2,234 Oshkosh Corp. 223,869
6,614 Otis Worldwide Corp. 687,459
8,160 PACCAR, Inc. 805,229
1,806 Parker-Hannifin Corp. 1,141,067
1,058 Park-Ohio Holdings Corp. 32,481
6,299 Pentair plc 615,979
1,666 Proto Labs, Inc.* 48,930
847 RBC Bearings, Inc.* 253,575
3,787 REV Group, Inc. 106,263
612 Shyft Group, Inc. (The) 7,681
745 Snap-on, Inc. 215,834
1,832 SPX Technologies, Inc.* 292,131
580 Standex International Corp. 106,012
3,210 Stanley Black & Decker, Inc. 353,517
1,047 Symbotic, Inc.*^ 25,536
537 Tennant Co. 51,574
Shares Value
Common Stocks, continued
Machinery, continued
3,793 Terex Corp. $ 200,688
3,632 Timken Co. (The) 306,141
3,046 Titan International, Inc.* 24,764
3,387 Toro Co. (The) 293,755
4,719 Trinity Industries, Inc. 164,410
3,334 Wabash National Corp. 63,979
858 Watts Water Technologies, Inc., Class A 177,769
3,491 Westinghouse Air Brake Technologies Corp. 634,559
4,017 Xylem, Inc. 542,416
22,675,015
Marine Transportation (0.1%):
3,979 Costamare, Inc. 62,550
1,300 Genco Shipping & Trading, Ltd. 25,350
2,793 Kirby Corp.* 341,947
2,000 Matson, Inc. 285,240
715,087
Media (1.1%):
9,653 Advantage Solutions, Inc.* 33,110
17,563 Altice USA, Inc., Class A* 43,205
1,413 AMC Networks, Inc., Class A* 12,279
1,200 Boston Omaha Corp., Class A* 17,844
383 Cable One, Inc. 133,970
3,198 Charter Communications, Inc., Class A* 1,036,408
94,418 Comcast Corp., Class A 3,943,840
4,792 Entravision Communications Corp., Class A 9,919
2,931 EW Scripps Co. (The), Class A* 6,580
4,922 Fox Corp., Class A 208,348
4,178 Fox Corp., Class B 162,106
7,573 Gannett Co, Inc.* 42,560
7,897 Gray Television, Inc. 42,328
7,536 Integral Ad Science Holding Corp.* 81,464
16,206 Interpublic Group of Cos., Inc. (The) 512,596
1,162 John Wiley & Sons, Inc., Class A 56,066
192 John Wiley & Sons, Inc., Class B 9,274
334 Liberty Broadband Corp., Class A* 25,658
4,052 Liberty Broadband Corp., Class C* 313,179
8,352 Magnite, Inc.* 115,675
131 Marchex, Inc., Class B* 245
5,563 New York Times Co. (The), Class A 309,692
8,473 News Corp., Class A 225,636
3,669 News Corp., Class B 102,549
1,883 Nexstar Media Group, Inc. 311,354
6,836 Omnicom Group, Inc. 706,774
445 Paramount Global, Class A^ 9,728
20,834 Paramount Global, Class B 221,257
1,353 Scholastic Corp. 43,310
1,768 Sinclair, Inc. 27,050
7,339 Stagwell, Inc.* 51,520
1,890 TechTarget, Inc.* 46,210
7,839 TEGNA, Inc. 123,699
1,103 Thryv Holdings, Inc.* 19,005
3,857 Trade Desk, Inc. (The), Class A* 422,920
5,104 WideOpenWest, Inc.* 26,796
9,454,154
Metals & Mining (0.9%):
6,731 Alcoa Corp. 259,682
895 Alpha Metallurgical Resources, Inc. 211,381

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
799 Ampco-Pittsburgh Corp.* $ 1,598
919 Arch Resources, Inc. 126,969
759 Ascent Industries Co.* 7,362
5,393 ATI, Inc.* 360,846
1,638 Carpenter Technology Corp. 261,392
5,035 Century Aluminum Co.* 81,718
17,443 Cleveland-Cliffs, Inc.* 222,747
18,225 Coeur Mining, Inc.* 125,388
5,986 Commercial Metals Co. 328,991
2,118 Compass Minerals International, Inc. 25,458
13,361 Ferroglobe plc 61,995
841 Fortitude Gold Corp. 4,298
17,927 Freeport-McMoRan, Inc. 894,916
943 Haynes International, Inc. 56,146
22,580 Hecla Mining Co. 150,609
689 Kaiser Aluminum Corp. 49,966
794 Materion Corp. 88,817
1,230 McEwen Mining, Inc.* 11,439
2,052 Metallus, Inc.* 30,431
8,393 MP Materials Corp.*^ 148,136
16,291 Newmont Corp. 870,754
5,843 Nucor Corp. 878,437
700 Olympic Steel, Inc. 27,300
1,365 Radius Recycling, Inc. 25,307
3,009 Ramaco Resources, Inc., Class A 35,205
1,315 Reliance, Inc. 380,311
2,355 Royal Gold, Inc. 330,407
2,617 Ryerson Holding Corp. 52,105
1,257 Southern Copper Corp. 145,397
6,178 Steel Dynamics, Inc. 778,922
3,673 SunCoke Energy, Inc. 31,882
1,070 Tredegar Corp.* 7,800
9,102 United States Steel Corp. 321,574
548 Universal Stainless & Alloy Products, Inc.* 21,169
2,931 Warrior Met Coal, Inc. 187,291
1,732 Worthington Steel, Inc. 58,905
7,663,051
Multi-Utilities (0.6%):
3,998 Ameren Corp. 349,665
2,650 Avista Corp. 102,687
1,766 Black Hills Corp. 107,938
9,408 CenterPoint Energy, Inc. 276,783
4,376 CMS Energy Corp. 309,077
4,676 Consolidated Edison, Inc. 486,912
9,461 Dominion Energy, Inc. 546,751
3,360 DTE Energy Co. 431,458
8,905 NiSource, Inc. 308,558
1,876 Northwestern Energy Group, Inc. 107,345
8,018 Public Service Enterprise Group, Inc. 715,286
9,560 Sempra 799,503
305 Unitil Corp. 18,477
4,751 WEC Energy Group, Inc. 456,951
5,017,391
Oil, Gas & Consumable Fuels (4.2%):
332 Adams Resources & Energy, Inc. 8,964
18,724 Antero Midstream Corp. 281,796
9,749 Antero Resources Corp.* 279,309
8,630 APA Corp. 211,090
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,287 Ardmore Shipping Corp. $ 23,295
6,491 Berry Corp. 33,364
3,876 California Resources Corp. 203,374
600 Centrus Energy Corp., Class A* 32,910
6,842 Cheniere Energy, Inc. 1,230,465
28,863 Chevron Corp. 4,250,654
2,103 Chord Energy Corp. 273,874
7,534 Clean Energy Fuels Corp.* 23,431
7,609 CNX Resources Corp.* 247,825
19,166 Comstock Resources, Inc. 213,318
19,996 ConocoPhillips 2,105,179
2,035 CONSOL Energy, Inc. 212,963
22,589 Coterra Energy, Inc. 541,007
6,537 CVR Energy, Inc. 150,547
3,077 Delek US Holdings, Inc. 57,694
27,546 Devon Energy Corp. 1,077,600
8,048 DHT Holdings, Inc. 88,769
6,536 Diamondback Energy, Inc. 1,126,806
1,758 Dorian LPG, Ltd. 60,510
4,645 DT Midstream, Inc. 365,376
20,754 EnLink Midstream LLC 301,141
11,018 EOG Resources, Inc. 1,354,443
11,132 EQT Corp. 407,876
4,841 Expand Energy Corp. 398,172
60,969 Exxon Mobil Corp. 7,146,786
3,222 FutureFuel Corp. 18,527
3,367 Green Plains, Inc.* 45,589
845 Gulfport Energy Corp.* 127,891
5,545 Hess Corp. 753,011
9,355 HF Sinclair Corp. 416,952
2,789 International Seaways, Inc. 143,801
39,880 Kinder Morgan, Inc. 880,949
1,205 Kinetik Holdings, Inc. 54,538
25,708 Kosmos Energy, Ltd.* 103,603
9,480 Magnolia Oil & Gas Corp., Class A 231,502
17,291 Marathon Oil Corp. 460,459
6,628 Marathon Petroleum Corp. 1,079,767
6,327 Matador Resources Co. 312,680
9,234 Murphy Oil Corp. 311,555
9,670 New Fortress Energy, Inc.^ 87,900
4,784 Nordic American Tankers, Ltd. 17,557
5,624 Northern Oil & Gas, Inc. 199,146
12,594 Occidental Petroleum Corp. 649,095
7,824 ONEOK, Inc. 713,001
13,008 Ovintiv, Inc. 498,336
3,509 Par Pacific Holdings, Inc.* 61,758
6,718 PBF Energy, Inc., Class A 207,922
7,799 Peabody Energy Corp. 206,985
10,904 Permian Resources Corp. 148,403
7,657 Phillips 66 1,006,513
1,401 PHX Minerals, Inc. 4,735
6 PrimeEnergy Resources Corp.* 827
11,900 Range Resources Corp. 366,044
1,122 REX American Resources Corp.* 51,937
3,060 Scorpio Tankers, Inc. 218,178
4,935 SFL Corp., Ltd. 57,098
1,508 Sitio Royalties Corp., Class A 31,427
5,843 SM Energy Co. 233,545
55,744 Southwestern Energy Co.* 396,340

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,310 Talos Energy, Inc.* $ 34,259
5,106 Targa Resources Corp. 755,739
6,407 Teekay Corp, Ltd.* 58,944
1,879 Teekay Tankers, Ltd., Class A 109,452
471 Texas Pacific Land Corp. 416,713
11,569 Uranium Energy Corp.* 71,844
6,929 VAALCO Energy, Inc. 39,772
10,006 Valero Energy Corp. 1,351,110
794 Vital Energy, Inc.* 21,359
622 Vitesse Energy, Inc. 14,940
9,330 W&T Offshore, Inc. 20,060
17,086 Williams Cos., Inc. (The) 779,976
3,599 World Kinect Corp. 111,245
36,591,522
Paper & Forest Products (0.1%):
545 Clearwater Paper Corp.* 15,554
2,520 Glatfelter Corp.* 4,536
3,671 Louisiana-Pacific Corp. 394,486
3,875 Mercer International, Inc. 26,234
2,050 Sylvamo Corp. 175,992
616,802
Passenger Airlines (0.4%):
5,767 Alaska Air Group, Inc.* 260,726
639 Allegiant Travel Co. 35,183
17,552 American Airlines Group, Inc.* 197,285
2,048 Copa Holdings SA, Class A 192,184
29,660 Delta Air Lines, Inc. 1,506,432
2,340 Frontier Group Holdings, Inc.* 12,519
15,406 JetBlue Airways Corp.* 101,063
1,602 SkyWest, Inc.* 136,202
11,510 Southwest Airlines Co. 341,041
2,445 Spirit Airlines, Inc.^ 5,868
2,740 Sun Country Airlines Holdings, Inc.* 30,716
16,149 United Airlines Holdings, Inc.* 921,462
3,740,681
Personal Care Products (0.2%):
4,436 BellRing Brands, Inc.* 269,354
31,189 Coty, Inc., Class A* 292,865
1,940 Edgewell Personal Care Co. 70,500
771 elf Beauty, Inc.* 84,062
2,038 Estee Lauder Cos., Inc. (The) 203,168
2,298 Herbalife, Ltd.* 16,523
1,161 Inter Parfums, Inc. 150,326
37,270 Kenvue, Inc. 862,055
654 Medifast, Inc.* 12,518
1,236 Nature's Sunshine Products, Inc.* 16,834
1,616 Nu Skin Enterprises, Inc., Class A 11,910
340 United-Guardian, Inc. 5,399
645 USANA Health Sciences, Inc.* 24,458
2,019,972
Pharmaceuticals (2.9%):
2,030 Aclaris Therapeutics, Inc.* 2,335
14,951 Amneal Pharmaceuticals, Inc.* 124,392
1,017 Amphastar Pharmaceuticals, Inc.* 49,355
900 ANI Pharmaceuticals, Inc.* 53,694
379 Assertio Holdings, Inc.* 447
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
40,413 Bristol-Myers Squibb Co. $ 2,090,969
4,717 Catalent, Inc.* 285,709
1,180 Collegium Pharmaceutical, Inc.* 45,595
4,216 Corcept Therapeutics, Inc.* 195,116
1,468 Cumberland Pharmaceuticals, Inc.* 1,879
17,823 Elanco Animal Health, Inc.* 261,820
10,744 Eli Lilly & Co. 9,518,539
2,317 Harmony Biosciences Holdings, Inc.* 92,680
3,292 Innoviva, Inc.* 63,569
2,959 Jazz Pharmaceuticals plc* 329,662
29,211 Johnson & Johnson 4,733,935
640 Ligand Pharmaceuticals, Inc.* 64,058
23,501 Merck & Co., Inc. 2,668,774
3,567 Nektar Therapeutics* 4,637
9,608 Organon & Co. 183,801
1,467 Pacira BioSciences, Inc.* 22,078
7,192 Perrigo Co PLC 188,646
68,815 Pfizer, Inc. 1,991,506
793 Phibro Animal Health Corp., Class A 17,858
2,307 Pliant Therapeutics, Inc.* 25,861
2,176 Prestige Consumer Healthcare, Inc.* 156,890
8,845 Royalty Pharma plc, Class A 250,225
2,134 SIGA Technologies, Inc. 14,405
3,089 Supernus Pharmaceuticals, Inc.* 96,315
22,924 Viatris, Inc. 266,148
6,609 Zoetis, Inc. 1,291,266
25,092,164
Professional Services (1.5%):
22,213 Alight, Inc., Class A* 164,376
2,389 Amentum Holdings, Inc.* 77,045
1,856 ASGN, Inc.* 173,035
6,509 Automatic Data Processing, Inc. 1,801,236
1,976 Barrett Business Services, Inc. 74,120
2,627 Booz Allen Hamilton Holding Corp. 427,571
2,630 Broadridge Financial Solutions, Inc. 565,529
758 CACI International, Inc., Class A* 382,456
2,664 CBIZ, Inc.* 179,261
26,154 Clarivate plc* 185,693
6,347 Conduent, Inc.* 25,578
456 CRA International, Inc. 79,946
2,029 CSG Systems International, Inc. 98,711
4,568 Dayforce, Inc.* 279,790
16,906 Dun & Bradstreet Holdings, Inc. 194,588
2,300 Equifax, Inc. 675,878
5,684 ExlService Holdings, Inc.* 216,845
1,482 Exponent, Inc. 170,845
5,623 First Advantage Corp.* 111,617
825 Forrester Research, Inc.* 14,858
1,105 FTI Consulting, Inc.* 251,454
7,192 Genpact, Ltd. 281,998
421 Heidrick & Struggles International, Inc. 16,360
660 Huron Consulting Group, Inc.* 71,742
800 ICF International, Inc. 133,432
614 Insperity, Inc. 54,032
2,389 Jacobs Solutions, Inc. 312,720
5,145 KBR, Inc. 335,094
1,042 Kelly Services, Inc., Class A 22,309
1,395 Kforce, Inc. 85,723
2,601 Korn Ferry 195,699

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
3,343 Legalzoom.com, Inc.* $ 21,228
2,680 Leidos Holdings, Inc. 436,840
2,586 ManpowerGroup, Inc. 190,123
2,443 Maximus, Inc. 227,590
659 Mistras Group, Inc.* 7,493
841 NV5 Global, Inc.* 78,617
3,829 Parsons Corp.* 396,991
6,136 Paychex, Inc. 823,390
1,967 Paycom Software, Inc. 327,643
6,986 Paycor HCM, Inc.* 99,131
1,997 Paylocity Holding Corp.* 329,445
2,125 Resources Connection, Inc. 20,613
4,784 Robert Half, Inc. 322,489
2,007 Science Applications International Corp. 279,515
5,295 SS&C Technologies Holdings, Inc. 392,942
3,910 TransUnion 409,377
1,196 TriNet Group, Inc. 115,976
1,029 TrueBlue, Inc.* 8,119
2,127 TTEC Holdings, Inc. 12,485
3,454 Upwork, Inc.* 36,094
2,946 Verisk Analytics, Inc. 789,410
7,657 Verra Mobility Corp.* 212,941
633 Willdan Group, Inc.* 25,921
13,223,914
Real Estate Management & Development (0.4%):
3,814 Anywhere Real Estate, Inc.* 19,375
6,164 CBRE Group, Inc., Class A* 767,295
6,525 CoStar Group, Inc.* 492,246
13,717 Cushman & Wakefield plc* 186,963
4,739 DigitalBridge Group, Inc. 66,962
1,626 Douglas Elliman, Inc.* 2,975
1,163 eXp World Holdings, Inc. 16,387
2,407 Forestar Group, Inc.* 77,915
464 FRP Holdings, Inc.* 13,855
2,756 Howard Hughes Holdings, Inc.* 213,397
1,776 Jones Lang LaSalle, Inc.* 479,182
7,959 Kennedy-Wilson Holdings, Inc. 87,947
2,533 Marcus & Millichap, Inc. 100,383
10,029 Newmark Group, Inc., Class A 155,750
21,891 Opendoor Technologies, Inc.* 43,782
997 Rafael Holdings, Inc., Class B* 1,934
910 RE/MAX Holdings, Inc.* 11,329
357 RMR Group, Inc. (The), Class A 9,061
1,857 St. Joe Co. (The) 108,282
1,447 Tejon Ranch Co.* 25,395
1,463 Zillow Group, Inc., Class A* 90,604
5,766 Zillow Group, Inc., Class C* 368,159
3,339,178
Semiconductors & Semiconductor Equipment (8.5%):
14,089 Advanced Micro Devices, Inc.* 2,311,723
5,662 Allegro MicroSystems, Inc.* 131,925
1,120 Alpha & Omega Semiconductor, Ltd.* 41,574
392 Ambarella, Inc.* 22,111
13,075 Amkor Technology, Inc. 400,095
4,778 Analog Devices, Inc. 1,099,752
10,867 Applied Materials, Inc. 2,195,677
1,575 Axcelis Technologies, Inc.* 165,139
1,701 AXT, Inc.* 4,116
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
31,150 Broadcom, Inc. $ 5,373,375
437 CEVA, Inc.* 10,554
2,615 Cirrus Logic, Inc.* 324,809
2,261 Cohu, Inc.* 58,108
1,551 Diodes, Inc.* 99,404
2,467 Enphase Energy, Inc.* 278,820
1,826 Entegris, Inc. 205,480
2,070 First Solar, Inc.* 516,341
3,423 FormFactor, Inc.* 157,458
3,269 GLOBALFOUNDRIES, Inc.* 131,577
1,314 GSI Technology, Inc.* 4,008
948 Ichor Holdings, Ltd.* 30,156
51,787 Intel Corp. 1,214,923
2,079 KLA Corp. 1,609,998
2,536 Kulicke & Soffa Industries, Inc. 114,450
1,852 Lam Research Corp. 1,511,380
4,303 Lattice Semiconductor Corp.* 228,360
1,767 MACOM Technology Solutions Holdings, Inc.* 196,596
7,811 Marvell Technology, Inc. 563,329
2,503 MaxLinear, Inc.* 36,243
13,250 Microchip Technology, Inc. 1,063,842
8,687 Micron Technology, Inc. 900,929
1,958 MKS Instruments, Inc. 212,854
501 Monolithic Power Systems, Inc. 463,175
150 NVE Corp. 11,980
351,658 NVIDIA Corp. 42,705,348
4,405 NXP Semiconductors NV 1,057,244
12,290 ON Semiconductor Corp.* 892,377
1,797 Onto Innovation, Inc.* 372,985
1,438 PDF Solutions, Inc.* 45,556
2,358 Photronics, Inc.* 58,384
1,882 Power Integrations, Inc. 120,674
3,475 Qorvo, Inc.* 358,967
14,462 QUALCOMM, Inc. 2,459,263
4,066 Rambus, Inc.* 171,667
1,046 Silicon Laboratories, Inc.* 120,886
937 SiTime Corp.* 160,705
3,163 Skyworks Solutions, Inc. 312,410
1,050 SMART Global Holdings, Inc.* 21,998
2,213 SolarEdge Technologies, Inc.* 50,700
1,275 Synaptics, Inc.* 98,914
2,246 Teradyne, Inc. 300,807
10,766 Texas Instruments, Inc. 2,223,933
1,851 Ultra Clean Holdings, Inc.* 73,910
1,653 Universal Display Corp. 346,965
1,442 Veeco Instruments, Inc.* 47,773
1,807 Wolfspeed, Inc.* 17,528
73,709,255
Software (7.6%):
2,814 A10 Networks, Inc. 40,634
4,271 ACI Worldwide, Inc.* 217,394
4,656 Adeia, Inc. 55,453
5,961 Adobe, Inc.* 3,086,487
436 Agilysys, Inc.* 47,511
1,449 Alarm.com Holdings, Inc.* 79,217
1,734 Alkami Technology, Inc.* 54,690
1,210 ANSYS, Inc.* 385,542
179 Appfolio, Inc., Class A* 42,137
4,586 AppLovin Corp., Class A* 598,702

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
868 Aspen Technology, Inc.* $ 207,296
596 Atlassian Corp., Class A* 94,651
3,123 Autodesk, Inc.* 860,324
2,272 Aware, Inc.* 4,249
3,426 Bentley Systems, Inc., Class B 174,075
3,366 BILL Holdings, Inc.* 177,590
2,195 Blackbaud, Inc.* 185,873
1,716 BlackLine, Inc.* 94,620
4,589 Box, Inc., Class A* 150,198
2,540 Cadence Design Systems, Inc.* 688,416
16,691 CCC Intelligent Solutions Holdings, Inc.* 184,435
2,772 Cerence, Inc.* 8,732
352 CommVault Systems, Inc.* 54,155
491 Consensus Cloud Solutions, Inc.* 11,563
2,142 Corpay, Inc.* 669,932
1,072 Crowdstrike Holdings, Inc., Class A* 300,664
1,860 Datadog, Inc., Class A* 214,012
4,872 Digital Turbine, Inc.* 14,957
3,362 DocuSign, Inc.* 208,747
2,077 Dolby Laboratories, Inc., Class A 158,953
5,384 DoubleVerify Holdings, Inc.* 90,666
7,735 Dropbox, Inc., Class A* 196,701
2,740 Dynatrace, Inc.* 146,508
14,406 E2open Parent Holdings, Inc.* 63,530
1,768 Elastic NV* 135,712
1,707 Envestnet, Inc.* 106,892
366 Fair Isaac Corp.* 711,328
1,378 Five9, Inc.* 39,590
10,182 Fortinet, Inc.* 789,614
5,936 Freshworks, Inc., Class A* 68,145
19,639 Gen Digital, Inc. 538,698
1,795 Guidewire Software, Inc.* 328,377
2,407 HashiCorp, Inc., Class A* 81,501
339 HubSpot, Inc.* 180,212
3,339 Informatica, Inc., Class A* 84,410
1,553 Intapp, Inc.* 74,280
1,354 InterDigital, Inc. 191,767
2,218 Intuit, Inc. 1,377,378
3,554 Jamf Holding Corp.* 61,662
3,557 JFrog, Ltd.* 103,295
3,815 LiveRamp Holdings, Inc.* 94,536
1,009 Logility Supply Chain Solutions, Inc. 11,291
1,545 Manhattan Associates, Inc.* 434,732
9,761 Matterport, Inc.* 43,924
2,281 MeridianLink, Inc.* 46,920
87,470 Microsoft Corp. 37,638,341
4,817 N-able, Inc.* 62,910
3,925 nCino, Inc.* 123,991
7,631 NCR Voyix Corp.* 103,553
3,897 Nutanix, Inc., Class A* 230,897
3,994 Olo, Inc., Class A* 19,810
879 OneSpan, Inc.* 14,653
23,305 Oracle Corp. 3,971,172
14,448 Palantir Technologies, Inc., Class A* 537,466
2,399 Palo Alto Networks, Inc.* 819,978
3,146 Pegasystems, Inc. 229,941
4,238 PowerSchool Holdings, Inc.* 96,669
2,737 Procore Technologies, Inc.* 168,928
1,843 Progress Software Corp. 124,163
Shares Value
Common Stocks, continued
Software, continued
1,556 PTC, Inc.* $ 281,107
1,352 Q2 Holdings, Inc.* 107,849
1,044 Qualys, Inc.* 134,112
923 Roper Technologies, Inc. 513,594
8,370 Salesforce, Inc. 2,290,953
1,627 Samsara, Inc., Class A* 78,291
1,200 Sapiens International Corp. NV 44,724
8,208 SentinelOne, Inc., Class A* 196,335
856 ServiceNow, Inc.* 765,598
5,655 SolarWinds Corp. 73,798
3,394 Sprinklr, Inc., Class A* 26,236
577 SPS Commerce, Inc.* 112,036
254 Synchronoss Technologies, Inc.* 3,781
1,208 Synopsys, Inc.* 611,719
2,249 Teradata Corp.* 68,235
534 Tyler Technologies, Inc.* 311,706
10,634 UiPath, Inc., Class A* 136,115
12,260 Unity Software, Inc.* 277,321
2,314 Verint Systems, Inc.* 58,614
1,088 Vertex, Inc., Class A* 41,899
1,535 Workday, Inc., Class A* 375,169
1,862 Xperi, Inc.* 17,205
4,882 Zoom Video Communications, Inc., Class A* 340,471
1,058 Zscaler, Inc.* 180,854
66,263,072
Specialty Retail (2.6%):
893 1-800-Flowers.com, Inc., Class A* 7,082
2,382 Abercrombie & Fitch Co.* 333,242
3,539 Academy Sports & Outdoors, Inc. 206,536
2,780 Advance Auto Parts, Inc. 108,392
8,443 American Eagle Outfitters, Inc. 189,039
200 America's Car-Mart, Inc.* 8,384
793 Asbury Automotive Group, Inc.* 189,202
2,797 AutoNation, Inc.* 500,439
199 AutoZone, Inc.* 626,858
7,264 Bath & Body Works, Inc. 231,867
6,568 Best Buy Co., Inc. 678,474
1,432 Beyond, Inc.* 14,435
1,657 Big 5 Sporting Goods Corp. 3,463
969 Boot Barn Holdings, Inc.* 162,094
2,908 Buckle, Inc. (The) 127,865
583 Build-A-Bear Workshop, Inc. 20,038
2,526 Burlington Stores, Inc.* 665,550
2,280 Caleres, Inc. 75,354
1,672 Camping World Holdings, Inc., Class A 40,496
4,550 CarMax, Inc.* 352,079
1,830 Carvana Co.* 318,621
1,987 Cato Corp. (The), Class A 9,915
1,979 Chewy, Inc., Class A* 57,965
566 Citi Trends, Inc.* 10,397
3,425 Designer Brands, Inc., Class A 25,277
3,630 Destination XL Group, Inc.* 10,672
2,689 Dick's Sporting Goods, Inc. 561,194
2,443 Five Below, Inc.* 215,839
3,104 Floor & Decor Holdings, Inc., Class A* 385,424
3,907 Foot Locker, Inc. 100,957
19,385 Gap, Inc. (The) 427,439
435 Genesco, Inc.* 11,819
630 Group 1 Automotive, Inc. 241,315

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialty Retail, continued
2,846 Guess?, Inc.^ $ 57,290
583 Haverty Furniture Cos., Inc. 16,015
12,967 Home Depot, Inc. (The) 5,254,228
1,642 Lands' End, Inc.* 28,357
7,985 Leslie's, Inc.* 25,233
1,208 Lithia Motors, Inc. 383,709
6,784 Lowe's Cos., Inc. 1,837,446
527 MarineMax, Inc.* 18,587
1,792 Monro, Inc. 51,717
852 Murphy USA, Inc. 419,925
4,509 National Vision Holdings, Inc.* 49,193
2,192 ODP Corp. (The)* 65,212
692 O'Reilly Automotive, Inc.* 796,907
2,203 Penske Automotive Group, Inc. 357,811
11,500 Petco Health & Wellness Co., Inc.* 52,325
588 PetMed Express, Inc.* 2,164
1,458 Revolve Group, Inc.* 36,129
678 RH* 226,744
6,400 Ross Stores, Inc. 963,264
6,562 Sally Beauty Holdings, Inc.* 89,046
1,200 Shoe Carnival, Inc. 52,620
2,488 Signet Jewelers, Ltd. 256,612
472 Sleep Number Corp.* 8,647
844 Sonic Automotive, Inc., Class A 49,357
1,606 Sportsman's Warehouse Holdings, Inc.* 4,352
4,730 Stitch Fix, Inc., Class A* 13,339
854 Tilly's, Inc., Class A* 4,355
18,543 TJX Cos., Inc. (The) 2,179,544
2,217 Tractor Supply Co. 644,992
1,173 Ulta Beauty, Inc.* 456,438
3,729 Upbound Group, Inc. 119,291
5,247 Urban Outfitters, Inc.* 201,013
3,748 Valvoline, Inc.* 156,854
4,115 Victoria's Secret & Co.* 105,756
3,156 Warby Parker, Inc., Class A* 51,538
4,492 Williams-Sonoma, Inc. 695,901
75 Winmark Corp. 28,720
729 Zumiez, Inc.* 15,528
22,693,882
Technology Hardware, Storage & Peripherals (5.3%):
181,072 Apple, Inc. 42,189,776
728 AstroNova, Inc.* 9,799
2,960 Corsair Gaming, Inc.* 20,601
3,550 Dell Technologies, Inc., Class C 420,817
1,231 Diebold Nixdorf, Inc.* 54,976
29,165 Hewlett Packard Enterprise Co. 596,716
15,139 HP, Inc. 543,036
4,166 NetApp, Inc. 514,543
3,329 Pure Storage, Inc., Class A* 167,249
3,324 Seagate Technology Holdings plc 364,078
3,380 Stratasys, Ltd.* 28,088
583 Super Micro Computer, Inc.* 242,761
6,642 Western Digital Corp.* 453,582
8,831 Xerox Holdings Corp. 91,666
45,697,688
Textiles, Apparel & Luxury Goods (0.8%):
7,561 Capri Holdings, Ltd.* 320,889
1,949 Carter's, Inc. 126,646
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
2,187 Columbia Sportswear Co. $ 181,936
3,185 Crocs, Inc.* 461,220
810 Culp, Inc.* 5,305
2,904 Deckers Outdoor Corp.* 463,043
8,476 Figs, Inc., Class A* 57,976
1,494 Fossil Group, Inc.* 1,748
2,480 G-III Apparel Group, Ltd.* 75,690
16,912 Hanesbrands, Inc.* 124,303
2,195 Kontoor Brands, Inc. 179,507
2,925 Levi Strauss & Co., Class A 63,765
2,308 Lululemon Athletica, Inc.* 626,276
1,088 Movado Group, Inc. 20,237
17,123 NIKE, Inc., Class B 1,513,673
720 Oxford Industries, Inc. 62,467
2,495 PVH Corp. 251,571
2,103 Ralph Lauren Corp. 407,709
570 Rocky Brands, Inc. 18,160
4,932 Skechers USA, Inc., Class A* 330,049
3,554 Steven Madden, Ltd. 174,110
700 Superior Group of Cos., Inc. 10,843
12,645 Tapestry, Inc. 594,062
10,508 Under Armour, Inc., Class A* 93,626
12,274 Under Armour, Inc., Class C* 102,611
1,027 Unifi, Inc.* 7,538
802 Vera Bradley, Inc.* 4,379
20,863 VF Corp. 416,217
623 Wolverine World Wide, Inc. 10,853
6,706,409
Tobacco (0.4%):
20,156 Altria Group, Inc. 1,028,762
18,128 Philip Morris International, Inc. 2,200,739
1,286 Universal Corp. 68,300
7,266 Vector Group, Ltd. 108,409
3,406,210
Trading Companies & Distributors (0.9%):
5,434 Air Lease Corp. 246,106
1,661 Applied Industrial Technologies, Inc. 370,619
3,284 Beacon Roofing Supply, Inc.* 283,836
424 BlueLinx Holdings, Inc.* 44,698
1,976 Boise Cascade Co. 278,576
8,792 Core & Main, Inc., Class A* 390,365
9,130 Custom Truck One Source, Inc.* 31,499
6,303 DNOW, Inc.* 81,498
644 DXP Enterprises, Inc.* 34,364
11,327 Fastenal Co. 808,974
5,595 Ferguson Enterprises, Inc. 1,110,999
1,483 GATX Corp. 196,423
977 Global Industrial Co. 33,189
1,243 GMS, Inc.* 112,579
2,073 H&E Equipment Services, Inc. 100,914
1,362 Herc Holdings, Inc. 217,144
2,780 Hudson Technologies, Inc.* 23,185
730 McGrath RentCorp 76,854
2,381 MRC Global, Inc.* 30,334
2,237 MSC Industrial Direct Co., Inc. 192,516
3,756 Rush Enterprises, Inc., Class A 198,429
547 Rush Enterprises, Inc., Class B 26,229
1,560 SiteOne Landscape Supply, Inc.* 235,420

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,803 Titan Machinery, Inc.* $ 25,116
173 Transcat, Inc.* 20,893
923 United Rentals, Inc. 747,381
878 W.W. Grainger, Inc. 912,075
596 Watsco, Inc. 293,160
84 Watsco, Inc., Class B 41,091
2,287 WESCO International, Inc. 384,170
7,548,636
Water Utilities (0.1%):
830 American States Water Co. 69,131
2,932 American Water Works Co., Inc. 428,776
491 Artesian Resources Corp., Class A 18,255
1,755 California Water Service Group 95,156
8,122 Essential Utilities, Inc. 313,266
355 Middlesex Water Co. 23,160
669 Pure Cycle Corp.* 7,205
626 SJW Group 36,377
372 York Water Co. (The) 13,935
1,005,261
Wireless Telecommunication Services (0.2%):
5,179 Gogo, Inc.* 37,185
1,649 Spok Holdings, Inc. 24,834
5,350 Telephone and Data Systems, Inc. 124,388
8,212 T-Mobile US, Inc. 1,694,628
2,590 United States Cellular Corp.* 141,544
2,022,579
Total Common Stocks (Cost $578,479,223) 868,145,550
Rights (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
158 Communications Systems I CVR, Expires on 1/1/29* 78
3,435 Mirati Therapeutics, Inc. CVR, Expires on 1/1/26* 10,236
10,314
Health Care Equipment & Supplies (0.0%
†
):
278 ABIOMED, Inc. CVR, Expires on 1/2/26* 4,339
Health Care Providers & Services (0.0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires on 3/2/26* 7,332
6,176 Chinook Therapeutics CVR, Expires on 1/1/26* 7,720
2,004 Chinook Therapeutics CVR, Expires on 12/31/49* 762
8,452 Xeris BioPharma Hold CVR, Expires on 10/6/49* 43
15,857
Hotels, Restaurants & Leisure (0.0%
†
):
306 Seaport Entertainment Group, Inc. CVR, Expires on
10/11/24* 903
Household Products (0.0%
†
):
11,626 Spectrum - Crv CVR, Expires on 1/1/26* —
Paper & Forest Products (0.0%
†
):
7,745 Resolute Fst CVR, Expires on 1/1/26* 2,062
Total Rights (Cost $23,506) 33,475
Shares Value
Unaffiliated Investment Companies (0.5%):
Money Markets (0.5%):
658,288 BlackRock Liquidity FedFund, Institutional Class,
5.03%(c)(d) $ 658,288
3,321,716 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.01%(d ) 3,321,716
Total Unaffiliated Investment Companies (Cost $3,980,004) 3,980,004
Total Investment Securities
(Cost $582,482,733) — 100.2% 872,159,029
Net other assets (liabilities) — (0.2)% (1,370,121)
Net Assets — 100.0% $ 870,788,908

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024 .
ADR—American Depository Receipt
CVR—Contingency Valued Rights
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $619,894.
(a) Security was valued using significant unobservable inputs as of September 30, 2024.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(d) The rate represents the effective yield at September 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset Backed Securities (5.6%):
$ 2,015,000 ARI Fleet Lease Trust, Class A2, Series 2024-A,
5.30%, 11/15/32, Callable 9/15/27 @ 100(a) $ 2,026,832
6,894,000 BA Credit Card Trust, Class A1, Series 2023-A1,
4.79%, 5/15/28 6,969,139
1,018,000 Carmax Auto Owner Trust, Class A3, Series 2023-2,
5.05%, 1/18/28, Callable 1/15/27 @ 100 1,025,269
2,372,372 Chesapeake Funding II LLC, Class A1, Series 2023-
2A, 6.16%, 10/15/35, Callable 11/15/26 @ 100(a) 2,411,993
4,174,935 Chesapeake Funding II LLC, Class A1, Series 2024-
1A, 5.52%, 5/15/36, Callable 7/15/27 @ 100(a) 4,227,076
105,656 College Ave Student Loans LLC, Class A1, Series
2021-A, 6.07%(TSFR1M+121bps), 7/25/51,
Callable 2/25/32 @ 100(a) 105,000
1,389,244 College Ave Student Loans LLC, Class A2, Series
2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a) 1,403,795
760,045 College Ave Student Loans LLC, Class A2, Series
2021-C, 2.32%, 7/26/55, Callable 12/25/34 @
100(a) 705,431
821,244 College Ave Student Loans LLC, Class A2, Series
2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a) 752,242
462,475 Credit Acceptance Auto Loan Trust, Class A, Series
2021-4, 1.26%, 10/15/30, Callable 3/15/25 @
100(a) 460,990
5,359,000 Discover Card Execution Note Trust, Class A, Series
2023-A1, 4.31%, 3/15/28 5,365,370
318,612 EDvestinU Private Education Loan Issue No 3 LLC,
Class A, Series 2021-A, 1.80%, 11/25/45(a) 278,812
3,135,789 ELFI Graduate Loan Program LLC, Class A, Series
2023-A, 6.37%, 2/4/48, Callable 5/25/34 @ 100(a) 3,236,503
500,000 Enterprise Fleet Financing LLC, Class A4, Series
2024-3, 5.06%, 3/20/31, Callable 4/20/28 @ 100(a) 511,067
907,763 Enterprise Fleet Financing LLC, Class A2, Series
2023-2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) 916,302
773,000 Enterprise Fleet Financing LLC, Class A3, Series
2022-3, 4.29%, 7/20/29, Callable 3/20/26 @ 100(a) 772,431
423,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-1, 5.16%, 9/20/30, Callable 6/20/27 @ 100(a) 434,671
1,543,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-3, 4.98%, 8/21/28, Callable 4/20/28 @ 100(a) 1,570,350
5,233,000 Ford Credit Auto Owner Trust, Class A, Series 2023-
1, 4.85%, 8/15/35, Callable 2/15/28 @ 100(a) 5,337,032
1,002,000 Ford Credit Auto Owner Trust, Class A, Series 2023-
2, 5.28%, 2/15/36, Callable 8/15/28 @ 100(a) 1,035,498
5,657,000 Ford Credit Auto Owner Trust 2024-REV1, Class A,
Series 2024-1, 4.87%, 8/15/36, Callable 2/15/29
@ 100(a) 5,776,196
4,739,000 Ford Credit Floorplan Master Owner Trust A, Class
A1, Series 2023-1, 4.92%, 5/15/28(a) 4,792,965
2,574,433 Foundation Finance Trust, Class A, Series 2024-1A,
5.50%, 12/15/49, Callable 10/15/29 @ 100(a) 2,632,462
360,553 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-1GS, 2.70%, 1/20/49, Callable
8/20/39 @ 100(a) 310,959
2,220,622 GoodLeap Sustainable Home Solutions Trust,
Class A, Series 2023-3C, 6.50%, 7/20/55, Callable
2/20/38 @ 100(a) 2,309,429
587,813 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-3CS, 4.95%, 7/20/49, Callable
4/20/40 @ 100(a) 562,389
Principal Amount Value
Asset Backed Securities, continued
$ 1,791,000 GreatAmerica Leasing Receivables Funding LLC,
Class A2, Series 2024-2, 5.28%, 3/15/27(a) $ 1,809,852
6,682,000 John Deere Owner Trust, Class A3, Series 2024-A,
4.96%, 11/15/28, Callable 12/15/27 @ 100 6,788,121
4,109,000 John Deere Owner Trust, Class A3, Series 2023-B,
5.18%, 3/15/28, Callable 3/15/27 @ 100 4,153,547
134,000 Mercedes-Benz Auto Receivables Trust, Class A3,
Series 2022-1, 5.21%, 8/16/27, Callable 8/15/26
@ 100 134,696
1,692,721 MMAF Equipment Finance LLC, Class A4, Series
2024-A, 5.10%, 7/13/49, Callable 3/13/30 @ 100(a) 1,735,912
139,020 Mosaic Solar Loan Trust, Class A, Series 2022-2A,
4.38%, 1/21/53, Callable 2/20/37 @ 100(a) 136,096
31,453 Navient Private Education Loan Trust, Class A2A,
Series 2018-BA, 3.61%, 12/15/59, Callable 1/15/28
@ 100(a) 31,130
4,218,635 Navient Private Education Refi Loan Trust, Class A,
Series 2023-A, 5.51%, 10/15/71, Callable 6/15/33
@ 100(a) 4,317,794
310,855 Navient Private Education Refi Loan Trust, Class A,
Series 2021-A, 0.84%, 5/15/69, Callable 8/15/28
@ 100(a) 282,171
1,446,433 Navient Private Education Refi Loan Trust, Class
A2A, Series 2019-D, 3.01%, 12/15/59, Callable
9/15/31 @ 100(a) 1,398,555
4,870,664 Navient Private Education Refi Loan Trust, Class A,
Series 2021-EA, 0.97%, 12/16/69, Callable 3/15/30
@ 100(a) 4,304,818
711,239 Navient Private Education Refi Loan Trust, Class
A1B, Series 2020-IA, 6.21%(TSFR1M+111bps),
4/15/69, Callable 2/15/32 @ 100(a) 711,014
1,380,328 Navient Private Education Refi Loan Trust, Class A,
Series 2021-DA, 6.51%(PRIME-(199)bps), 4/15/60,
Callable 5/15/32 @ 100(a) 1,359,871
858,920 Navient Private Education Refi Loan Trust, Class A,
Series 2020-FA, 1.22%, 7/15/69, Callable 9/15/27
@ 100(a) 795,327
53,528 Navient Student Loan Trust, Class A2, Series 2018-
EA, 4.00%, 12/15/59, Callable 9/15/25 @ 100(a) 53,108
2,894,000 Navistar Financial Dealer Note Master Owner Trust,
Class A, Series 2024-1, 5.59%, 4/25/29(a) 2,941,208
1,246,000 Navistar Financial Dealer Note Master Owner Trust
II, Class A, Series 2023-1, 6.18%, 8/25/28(a) 1,262,742
2,068,551 Nelnet Student Loan Trust, Class APT2, Series
2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a) 1,922,661
3,939,215 Nelnet Student Loan Trust, Class AFL, Series 2021-
BA, 5.86%(TSFR1M+89bps), 4/20/62, Callable
7/20/29 @ 100(a) 3,900,303
2,397,915 Nelnet Student Loan Trust, Class AFL, Series 2021-
CA, 5.82%(TSFR1M+85bps), 4/20/62, Callable
10/20/31 @ 100(a) 2,369,429
2,122,000 OneMain Financial Issuance Trust, Class A2, Series
2023-2A, 6.84%(SOFR30A+150bps), 9/15/36,
Callable 9/14/26 @ 100(a) 2,151,343
4,621,000 OneMain Financial Issuance Trust, Class A, Series
2023-1A, 5.50%, 6/14/38, Callable 6/14/28 @ 100 4,785,146
189,000 PFS Financing Corp., Class A, Series 2023-A, 5.80%,
3/15/28(a) 192,671

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset Backed Securities, continued
$ 8,497,000 PFS Financing Corp., Class A, Series 2024-B, 4.95%,
2/15/29(a) $ 8,632,319
1,388,000 PFS Financing Corp., Class A, Series 2024-D,
5.34%, 4/15/29(a) 1,424,054
3,221,000 PFS Financing Corp., Class A, Series 2023-C, 5.52%,
10/15/28(a) 3,300,152
7,235,000 PFS Financing Corp., Class A, Series 2023-B, 5.27%,
5/15/28(a) 7,330,848
235,380 Prodigy Finance CM2021-1 DAC, Class A, Series
2021-1A, 6.22%(TSFR1M+136bps), 7/25/51,
Callable 11/25/26 @ 100(a) 234,158
595,000 Regional Management Issuance Trust, Class A,
Series 2024-1, 5.83%, 7/15/36, Callable 6/15/28
@ 100(a) 615,802
1,874,000 Regional Management Issuance Trust, Class A,
Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26
@ 100(a) 1,753,376
1,116,756 SMB Private Education Loan Trust, Class A1A,
Series 2020-B, 1.29%, 7/15/53(a) 1,041,564
182,441 SMB Private Education Loan Trust, Class A2B,
Series 2020-A, 6.04%(TSFR1M+94bps), 9/15/37(a) 181,202
3,203,407 SMB Private Education Loan Trust, Class A1B,
Series 2024-A, 6.79%(SOFR30A+145bps),
3/15/56(a) 3,222,916
2,297,465 SMB Private Education Loan Trust, Class APT,
Series 2022-A, 2.85%, 11/16/54(a) 2,155,772
804,302 SMB Private Education Loan Trust, Class APT1,
Series 2021-C, 1.39%, 1/15/53(a) 731,765
8,693,706 SMB Private Education Loan Trust, Class A1B,
Series 2023-B, 7.14%(SOFR30A+180bps),
10/16/56(a) 8,870,977
419,419 SMB Private Education Loan Trust, Class B, Series
2021-A, 2.31%, 1/15/53(a) 400,688
1,091,023 SMB Private Education Loan Trust, Class A1A,
Series 2023-C, 5.67%, 11/15/52(a) 1,126,349
2,513,397 SMB Private Education Loan Trust, Class A2A1,
Series 2021-A, 5.94%(TSFR1M+84bps), 1/15/53(a) 2,497,817
4,584,207 SMB Private Education Loan Trust, Class A1B,
Series 2022-D, 7.14%(SOFR30A+180bps),
10/15/58(a) 4,660,721
130,445 SMB Private Education Loan Trust, Class A2B,
Series 2017-B, 5.96%(TSFR1M+86bps),
10/15/35(a) 130,248
2,341,413 SoFi Personal Loan Trust, Class A, Series 2024-1A,
6.06%, 2/12/31, Callable 9/12/27 @ 100(a) 2,383,687
452,510 SoFi Professional Loan Program LLC, Class A2FX,
Series 2017-F, 2.84%, 1/25/41, Callable 10/25/25
@ 100(a) 446,516
267,260 SoFi Professional Loan Program LLC, Class A2FX,
Series 2019-B, 3.09%, 8/17/48, Callable 9/15/26
@ 100(a) 261,134
714,981 SoFi Professional Loan Program Trust, Class A2FX,
Series 2020-A, 2.54%, 5/15/46, Callable 11/15/27
@ 100(a) 680,928
380,941 SoFi Professional Loan Program Trust, Class AFX,
Series 2020-C, 1.95%, 2/15/46, Callable 7/15/28
@ 100(a) 357,008
Principal Amount Value
Asset Backed Securities, continued
$ 9,557,000 Toyota Auto Loan Extended Note Trust, Class A,
Series 2023-1A, 4.93%, 6/25/36, Callable 6/25/28
@ 100(a) $ 9,785,970
Total Asset Backed Securities (Cost $164,881,021) 165,693,689
Collateralized Mortgage Obligations (6.5%):
1,332,445 A&D Mortgage Trust, Class A1, Series 2023-NQM5,
7.05%, 11/25/68, Callable 11/25/26 @ 100(a)(b) 1,371,004
2,200,000 AGL CLO 28, Ltd., Class AL2, Series 2023-28A,
6.98%(TSFR3M+170bps), 1/21/37, Callable
1/21/26 @ 100(a) 2,216,940
2,810,000 Alen Mortgage Trust, Class A, Series 2021-ACEN,
6.36%(TSFR1M+126bps), 4/15/34(a) 2,543,008
4,895,000 Anchorage Capital CLO 7, Ltd., Class AR3, Series
2015-7A, 6.89%(TSFR3M+156bps), 4/28/37,
Callable 4/28/26 @ 100(a) 4,921,651
5,025,685 Angel Oak Mortgage Trust, Class A1, Series 2024-2,
5.99%, 1/25/69, Callable 1/25/27 @ 100(a)(b) 5,171,885
1,278,150 Angel Oak Mortgage Trust, Class A1, Series 2023-6,
6.50%, 12/25/67, Callable 8/25/26 @ 100(a)(b) 1,344,676
3,868,160 Angel Oak Mortgage Trust, Class A1, Series 2024-1,
5.21%, 8/25/68, Callable 1/25/27 @ 100(a)(b) 3,884,460
736,606 Apidos CLO XX, Class A1RA, Series 2015-20A,
6.65%(TSFR3M+136bps), 7/16/31, Callable
10/16/24 @ 100(a) 737,133
732,716 Apidos CLO XXV, Class A1R2, Series 2016-25A,
6.43%(TSFR3M+115bps), 10/20/31, Callable
10/20/24 @ 100(a) 732,927
211,334 Ares XXXIIR CLO, Ltd., Class A1A, Series 2014-
32RA, 6.32%(TSFR3M+120bps), 5/15/30, Callable
11/15/24 @ 100(a) 211,518
1,337,362 Arroyo Mortgage Trust, Class A1, Series 2022-2,
4.95%, 7/25/57, Callable 7/25/25 @ 100(a) 1,358,334
2,470,000 BANK, Class A5, Series 2024-BNK48, 5.05%,
9/15/34 2,525,868
495,000 BANK, Class A5, Series 2021-BN38, 2.52%,
12/15/64, Callable 12/15/31 @ 100 430,336
629,079 Battalion CLO VIII, Ltd., Class A1R2, Series 2015-
8A, 6.61%(TSFR3M+133bps), 7/18/30, Callable
10/18/24 @ 100(a) 629,825
2,665,000 BBCMS Mortgage Trust, Class A4, Series 2023-C22,
6.52%, 11/15/56, Callable 10/15/33 @ 100(b) 3,012,592
2,050,000 BBCMS Mortgage Trust, Class A5, Series 2024-C26,
5.83%, 5/15/57, Callable 5/15/34 @ 100(b) 2,225,536
3,850,000 BBCMS Mortgage Trust, Class A, Series 2018-TALL,
6.02%(TSFR1M+92bps), 3/15/37(a) 3,638,198
3,120,000 Benchmark Mortgage Trust, Class A5, Series 2019-
B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100 2,907,726
1,040,000 Benchmark Mortgage Trust, Class B, Series 2019-
B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100 883,258
2,310,000 BFLD Mortgage Trust, Class A, Series 2024-WRHS,
6.59%(TSFR1M+149bps), 8/15/26(a) 2,308,556
2,397,835 BRAVO Residential Funding Trust, Class A1, Series
2023-NQM6, 6.60%, 9/25/63, Callable 8/25/26 @
100(a)(b) 2,481,103
2,780,000 BX Commercial Mortgage Trust, Class A, Series
2024-AIRC, 6.79%(TSFR1M+169bps), 8/15/39(a) 2,783,475
2,474,736 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 6.54%(TSFR1M+144bps), 2/15/39(a) 2,473,928

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 2,815,639 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.86%(TSFR1M+176bps), 12/9/40(a) $ 2,824,232
947,436 BX Commercial Mortgage Trust, Class B, Series
2024-MF, 6.79%(TSFR1M+169bps), 2/15/39(a) 945,216
2,560,000 BX Commercial Mortgage Trust, Class B, Series
2024-AIRC, 7.24%(TSFR1M+214bps), 8/15/39(a) 2,563,200
2,600,000 BX Commercial Mortgage Trust, Class A, Series
2020-VIV4, 2.84%, 3/9/44, Callable 3/9/30 @
100(a) 2,350,142
1,883,000 BX Trust, Class A, Series 2023-DELC,
7.79%(TSFR1M+269bps), 5/15/38(a) 1,889,955
1,681,426 BX Trust, Class A, Series 2024-CNYN,
6.54%(TSFR1M+144bps), 4/15/41(a) 1,680,849
3,730,000 BX Trust, Class A, Series 2024-VLT4,
6.59%(TSFR1M+149bps), 7/15/29(a) 3,730,196
940,000 BX Trust, Class B, Series 2024-BIO,
7.04%(TSFR1M+194bps), 2/15/41(a) 933,365
1,930,000 BX Trust, Class A, Series 2024-PAT,
7.19%(TSFR1M+209bps), 3/15/41(a) 1,936,306
780,000 BX Trust, Class B, Series 2024-PAT,
8.14%(TSFR1M+304bps), 3/15/41(a) 781,412
4,646,000 BX Trust, Class A, Series 2024-BIO,
6.74%(TSFR1M+164bps), 2/15/41(a) 4,622,333
615,000 Cantor Commercial Real Estate Lending, Class
A4, Series 2019-CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 559,919
603,000 Cantor Commercial Real Estate Lending, Class B,
Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29
@ 100(b) 502,944
1,950,000 CEDR Commercial Mortgage Trust, Class A, Series
2022-SNAI, 6.08%(TSFR1M+99bps), 2/15/39(a) 1,857,728
3,734,551 CENT Trust, Class A, Series 2023-CITY,
7.72%(TSFR1M+262bps), 9/15/38(a) 3,744,376
207,158 Chase Home Lending Mortgage Trust, Class A11,
Series 2019-ATR2, 5.87%(TSFR1M+101bps),
7/25/49, Callable 11/25/34 @ 100(a) 195,014
588,036 CIM Trust, Class A11, Series 2019-INV3,
5.50%(SOFR30A+106bps), 8/25/49, Callable
11/25/27 @ 100(a) 560,817
119,078 CIM Trust, Class A1, Series 2021-R6, 1.43%,
7/25/61, Callable 9/25/26 @ 100(a)(b) 104,754
1,460,000 COAST Commercial Mortgage Trust, Class A, Series
2023-2HTL, 7.69%(TSFR1M+259bps), 8/15/36(a) 1,457,992
707,761 COLT Mortgage Loan Trust, Class A1, Series 2023-
4, 7.16%, 10/25/68, Callable 10/25/26 @ 100(a)(b) 735,484
3,075,000 COMM Mortgage Trust, Class A4, Series 2015-
CR26, 3.63%, 10/10/48, Callable 8/10/27 @ 100 3,010,476
667,000 COMM Mortgage Trust, Class A5, Series 2015-
CR24, 3.70%, 8/10/48, Callable 6/10/26 @ 100 659,956
1,460,000 CONE TRUST, Class A, Series 2024-DFW1,
6.74%(TSFR1M+164bps), 8/15/41(a) 1,460,099
941,222 Cross Mortgage Trust, Class A1A, Series 2023-H2,
7.14%, 11/25/68, Callable 10/25/26 @ 100(a)(b) 979,778
1,195,000 CSAIL Commercial Mortgage Trust, Class B, Series
2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100 1,127,865
1,453,441 CSMC, Class A1, Series 2021-NQM8, 1.84%,
10/25/66, Callable 11/25/24 @ 100(a)(b) 1,296,463
1,234,964 CSMC, Class A, Series 2020-NET, 2.26%, 8/15/37(a) 1,191,369
2,135,000 CSMC, Class B, Series 2021-BHAR,
6.71%(TSFR1M+161bps), 11/15/38(a) 2,114,351
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,281,699 Dewolf Park CLO, Ltd., Class AR, Series 2017-1A,
6.48%(TSFR3M+118bps), 10/15/30, Callable
10/15/24 @ 100(a) $ 1,282,871
1,440,000 Diameter Capital CLO 1, Ltd., Class A1A, Series
2021-1A, 6.80%(TSFR3M+150bps), 7/15/36,
Callable 10/15/24 @ 100(a) 1,441,558
231,903 Dryden 30 Senior Loan Fund, Class AR, Series 2013-
30A, 6.20%(TSFR3M+108bps), 11/15/28, Callable
11/15/24 @ 100(a) 232,026
1,694,073 Dryden 37 Senior Loan Fund, Class AR, Series 2015-
37A, 6.66%(TSFR3M+136bps), 1/15/31, Callable
10/15/24 @ 100(a) 1,695,767
5,430,000 ELM Trust, Class A15, Series 2024-ELM, 5.99%,
6/10/39(a)(b) 5,525,288
5,430,000 ELM Trust, Class A10, Series 2024-ELM, 5.99%,
6/10/39(a)(b) 5,525,288
3,860,000 Elmwood CLO 26, Ltd., Class A1, Series 2024-1A,
6.79%(TSFR3M+150bps), 4/18/37, Callable
4/18/26 @ 100(a) 3,873,625
1,454,666 Flagstar Mortgage Trust, Class A6, Series 2021-
13IN, 2.50%, 12/30/51, Callable 6/25/49 @ 100(a)
(b) 1,298,516
416,994 Flagstar Mortgage Trust, Class A11, Series 2019-
1INV, 5.50%(TSFR1M+106bps), 10/25/49, Callable
10/25/33 @ 100(a) 397,820
856,788 FRESB Mortgage Trust, Class A10H, Series 2019-
SB60, 3.50%(US0001M+350bps), 1/25/39, Callable
12/25/28 @ 100 806,565
2,375,621 FRESB Mortgage Trust, Class A10F, Series 2021-
SB93, 1.81%, 10/25/31, Callable 9/25/31 @ 100(b) 2,070,302
476,268 FS RIALTO, Class A, Series  2021-FL2,
6.43%(TSFR1M+133bps), 5/16/38, Callable
10/16/24 @ 100(a) 472,101
2,231,648 GCAT Trust, Class A1, Series 2021-NQM7, 1.92%,
8/25/66, Callable 8/25/28 @ 100(a)(b) 2,001,946
1,010,000 GS Mortgage Securities Corp. Trust, Class A, Series
2024-RVR, 5.37%, 8/10/41(a)(b) 1,014,984
2,090,000 GS Mortgage Securities Corp. Trust, Class A, Series
2023-FUN, 7.19%(TSFR1M+209bps), 3/15/28(a) 2,094,065
2,105,000 GS Mortgage Securities Corp. Trust, Class B, Series
2023-FUN, 7.89%(TSFR1M+279bps), 3/15/28(a) 2,108,976
1,499,439 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ6, 2.50%, 11/25/51, Callable 8/25/48
@ 100(a)(b) 1,260,231
970,140 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ2, 2.50%, 7/25/51, Callable 2/25/48
@ 100(a)(b) 800,887
911,020 Homeward Opportunities Fund Trust, Class A1,
Series 2022-1, 5.08%, 7/25/67, Callable 8/25/25
@ 100(a)(b) 930,224
270,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class D, Series 2022-OPO, 3.56%, 1/5/39(a)
(b) 206,393
1,500,000 J.P. Morgan Chase Commercial Mortgage
Securities Trust, Class A, Series 2022-NXSS,
7.28%(TSFR1M+218bps), 9/15/39(a) 1,500,676
364,818 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV2, 5.87%(TSFR1M+101bps), 2/25/50,
Callable 1/25/40 @ 100(a) 347,654

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 132,580 J.P. Morgan Mortgage Trust, Class A11, Series
2019-7, 5.87%(TSFR1M+101bps), 2/25/50,
Callable 2/25/26 @ 100(a) $ 124,740
162,799 J.P. Morgan Mortgage Trust, Class A5, Series 2019-
LTV3, 3.50%, 3/25/50, Callable 2/25/26 @ 100(a)(b) 160,275
2,100,833 J.P. Morgan Mortgage Trust, Class A3B, Series
2022-INV3, 3.00%, 9/25/52, Callable 1/25/48 @
100(a)(b) 1,839,213
330,578 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV3, 5.97%(TSFR1M+111bps), 5/25/50,
Callable 2/25/39 @ 100(a) 314,200
1,349,503 J.P. Morgan Mortgage Trust, Class A12, Series
2021-14, 5.00%, 5/25/52, Callable 9/25/45 @
100(a)(b) 1,326,097
1,488,188 J.P. Morgan Mortgage Trust, Class A3, Series 2024-
2, 6.00%, 8/25/54, Callable 10/25/31 @ 100(a)(b) 1,505,860
34,714 J.P. Morgan Mortgage Trust, Class A11, Series
2020-LTV1, 6.00%(TSFR1M+111bps), 6/25/50,
Callable 6/25/36 @ 100(a) 34,697
935,589 J.P. Morgan Mortgage Trust, Class A4, Series 2021-
10, 2.50%, 12/25/51, Callable 4/25/47 @ 100(a)(b) 832,331
42,674 J.P. Morgan Mortgage Trust, Class A11, Series
2019-LTV3, 5.82%(TSFR1M+96bps), 3/25/50,
Callable 2/25/26 @ 100(a) 42,516
2,267 J.P. Morgan Mortgage Trust, Class A3, Series 2021-
7, 2.50%, 11/25/51, Callable 12/25/46 @ 100(b) 1,906
886,854 J.P. Morgan Mortgage Trust, Class A12, Series
2021-12, 5.00%, 2/25/52, Callable 4/25/45 @
100(a)(b) 871,473
688,941 J.P. Morgan Mortgage Trust, Class A3, Series 2021-
12, 2.50%, 2/25/52, Callable 4/25/45 @ 100(a)(b) 579,034
700,000 JPMDB Commercial Mortgage Securities Trust,
Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable
8/15/27 @ 100 684,673
1,530,000 KSL Commercial Mortgage Trust, Class A, Series
2023-HT, 7.39%(TSFR1M+229bps), 12/15/36(a) 1,534,065
1,910,000 LBA Trust, Class A, Series 2024-7IND,
6.54%(TSFR1M+144bps), 10/15/41(a) 1,908,830
384,634 LCM XVIII LP, Class A1R, Series 18A,
6.56%(TSFR3M+128bps), 4/20/31, Callable
10/20/24 @ 100(a) 384,984
856,389 Madison Park Funding XVIII, Ltd., Class ARR, Series
2015-18A, 6.48%(TSFR3M+120bps), 10/21/30,
Callable 10/21/24 @ 100(a) 858,102
996,595 Madison Park Funding XXXV, Ltd., Class A1R, Series
2019-35A, 6.53%(TSFR3M+125bps), 4/20/32,
Callable 10/20/24 @ 100(a) 997,376
3,767,980 Mello Mortgage Capital Acceptance, Class A3,
Series 2022-INV2, 3.00%, 4/25/52, Callable 7/25/46
@ 100(a)(b) 3,284,619
630,000 MF1, Class A, Series 2021-W10,
6.17%(TSFR1M+107bps), 12/15/34(a) 625,517
2,970,237 MFA Trust, Class A1, Series 2023-NQM3, 6.62%,
7/25/68, Callable 8/25/26 @ 100(a)(b) 3,059,113
1,192,692 MFA Trust, Class A1, Series 2023-INV2, 6.78%,
10/25/58, Callable 9/25/26 @ 100(a)(b) 1,219,222
1,115,000 MIRA Trust, Class A, Series 2023-MILE, 6.75%,
6/10/38(a) 1,176,231
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,067,684 Morgan Stanley Bank of America Merrill Lynch
Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48,
Callable 8/15/25 @ 100 $ 1,058,046
1,540,000 Morgan Stanley Capital I Trust, Class A4, Series
2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26
@ 100 1,470,544
1,840,000 MSWF Commercial Mortgage Trust, Class A5, Series
2023-2, 6.01%, 12/15/56, Callable 12/15/33 @ 100 2,016,210
755,619 Neuberger Berman Loan Advisers CLO
32, Ltd., Class AR, Series 2019-32A,
6.53%(TSFR3M+125bps), 1/20/32, Callable
10/19/24 @ 100(a) 756,343
635,364 OBX Trust, Class A1, Series 2023-NQM9, 7.16%,
10/25/63, Callable 10/25/26 @ 100(a)(b) 662,415
1,654,045 OCP CLO, Ltd., Class A1, Series 2018-15A,
6.64%(TSFR3M+136bps), 7/20/31, Callable
10/20/24 @ 100(a) 1,655,037
206,385 Octagon Investment Partners 30, Ltd., Class
A1R, Series 2017-1A, 6.54%(TSFR3M+126bps),
3/17/30, Callable 10/20/24 @ 100(a) 206,678
89,846 Octagon Investment Partners XIV, Ltd., Class
AARR, Series 2012-1A, 6.51%(TSFR3M+121bps),
7/15/29, Callable 10/15/24 @ 100(a) 89,863
728,052 Octagon Investment Partners XVI, Ltd., Class
A1R, Series 2013-1A, 6.57%(TSFR3M+128bps),
7/17/30, Callable 10/17/24 @ 100(a) 728,454
1,200,000 Octagon Investment Partners XVII, Ltd., Class
A2R2, Series 2013-1A, 6.65%(TSFR3M+136bps),
1/25/31, Callable 10/25/24 @ 100(a) 1,199,996
1,510,000 One New York Plaza Trust, Class A, Series 2020-
1NYP, 6.16%(TSFR1M+106bps), 1/15/36(a) 1,441,948
2,700,000 Palmer Square CLO, Ltd., Class A1A, Series 2022-
4A, 7.43%(TSFR3M+215bps), 10/20/35, Callable
1/20/25 @ 100(a) 2,711,163
1,970,909 PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%,
11/25/56, Callable 5/25/45 @ 100(a)(b) 1,673,989
737,930 PRPM LLC, Class A1, Series 2024-RCF1, 4.00%,
1/25/54, Callable 1/25/26 @ 100(a)(b) 727,012
883,712 PRPM Trust, Class A1, Series 2024-NQM2, 6.33%,
6/25/69, Callable 7/25/27 @ 100(a)(b) 899,789
450,935 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2018-2, 3.50%, 11/25/57, Callable 6/25/43
@ 100 441,192
1,193,987 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2019-2, 3.50%, 8/26/58, Callable 9/25/52
@ 100 1,160,095
125,000 SG Commercial Mortgage Securities Trust, Class
A4, Series 2016-C5, 3.06%, 10/10/48, Callable
7/10/26 @ 100 119,464
731,831 SG Residential Mortgage Trust, Class A1, Series
2022-2, 5.35%, 8/25/62, Callable 8/25/25 @ 100(a)
(b) 757,390
1,000,000 Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A,
6.49%(TSFR3M+121bps), 10/26/34, Callable
10/26/24 @ 100(a) 995,705
1,255,000 Taubman Centers Commercial Mortgage Trust, Class
A, Series 2022-DPM, 7.28%(TSFR1M+219bps),
5/15/37(a) 1,258,272

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 107,239 TCI-Flatiron CLO,  Ltd., Class AR, Series 2017-1A,
6.32%(TSFR3M+122bps), 11/18/30, Callable
11/17/24 @ 100(a) $ 107,372
380,000 TRESTLES CLO V, Ltd., Class A1, Series 2021-5A,
6.71%(TSFR3M+143bps), 10/20/34, Callable
10/20/24 @ 100(a) 380,327
3,200,000 TRESTLES CLO, Ltd., Class A1RR, Series 2017-1A,
6.70%(TSFR3M+146bps), 7/25/37, Callable
7/25/26 @ 100(a) 3,212,800
2,770,262 UWM Mortgage Trust, Class A10, Series 2021-
INV5, 5.00%, 1/25/52, Callable 1/25/48 @ 100(a)(b) 2,711,827
1,653,149 Verus Securitization Trust, Class A1, Series 2022-2,
4.26%, 2/25/67, Callable 12/25/27 @ 100(a)(b) 1,602,840
399,245 Voya CLO, Ltd., Class AR, Series 2019-1A,
6.62%(TSFR3M+132bps), 4/15/31, Callable
10/15/24 @ 100(a) 399,500
775,000 Wells Fargo Commercial Mortgage Trust, Class A4,
Series 2015-C28, 3.54%, 5/15/48, Callable 5/15/25
@ 100 763,942
8,204,325 Wells Fargo Commercial Mortgage Trust, Class
XA, Series 2016-LC25, 0.96%, 12/15/59, Callable
9/15/26 @ 100(b) 111,207
1,015,000 Wells Fargo Commercial Mortgage Trust, Class
A4, Series 2015-NXS4, 3.72%, 12/15/48, Callable
11/15/25 @ 100 1,003,152
1,250,000 Wells Fargo Commercial Mortgage Trust, Class
AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable
4/15/25 @ 100 1,229,623
Total Collateralized Mortgage Obligations (Cost $191,459,169) 190,415,560
Corporate Bonds (23.9%):
Aerospace & Defense (0.8%):
591,000 Boeing Co. (The), 3.90%, 5/1/49, Callable 11/1/48
@ 100 422,576
440,000 Boeing Co. (The), 3.95%, 8/1/59, Callable 2/1/59
@ 100 301,363
368,000 Huntington Ingalls Industries, Inc., 3.48%, 12/1/27,
Callable 9/1/27 @ 100 358,800
6,287,000 L3Harris Technologies, Inc., 5.40%, 1/15/27 6,446,967
2,327,000 L3Harris Technologies, Inc., 4.40%, 6/15/28,
Callable 3/15/28 @ 100 2,333,311
1,278,000 L3Harris Technologies, Inc., 5.05%, 6/1/29, Callable
5/1/29 @ 100 1,313,959
666,000 L3Harris Technologies, Inc., 5.25%, 6/1/31, Callable
4/1/31 @ 100 692,726
1,082,000 L3Harris Technologies, Inc., 5.60%, 7/31/53,
Callable 1/31/53 @ 100 1,142,320
184,000 L3Harris Technologies, Inc., 5.50%, 8/15/54,
Callable 2/15/54 @ 100 190,702
446,000 Lockheed Martin Corp., 3.80%, 3/1/45, Callable
9/1/44 @ 100 382,100
868,000 Northrop Grumman Corp., 4.90%, 6/1/34, Callable
3/1/34 @ 100 885,977
196,000 Northrop Grumman Corp., 4.95%, 3/15/53, Callable
9/15/52 @ 100 190,622
2,075,000 Northrop Grumman Corp., 5.20%, 6/1/54, Callable
12/1/53 @ 100 2,104,025
115,000 RTX Corp., 7.00%, 11/1/28 124,542
590,000 RTX Corp., 5.40%, 5/1/35 623,179
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 415,000 RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @
100 $ 355,495
195,000 RTX Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100 159,891
249,000 RTX Corp., 3.13%, 7/1/50, Callable 1/1/50 @ 100 177,805
3,229,000 RTX Corp., 2.82%, 9/1/51, Callable 3/1/51 @ 100 2,156,439
2,095,000 RTX Corp., 3.03%, 3/15/52, Callable 9/15/51 @ 100 1,467,640
250,000 Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26
@ 100 245,889
155,000 Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29
@ 100 151,205
22,227,533
Air Freight & Logistics (0.0%
†
):
325,000 Prologis Targeted US Logistics Fund, LP, 5.25%,
1/15/35, Callable 10/15/34 @ 100(a) 330,503
285,898 United Airlines Pass Through Trust, Series 2019-1,
Class AA, 4.15%, 8/25/31 275,421
605,924
Automobiles (0.0%
†
):
290,000 General Motors Financial Co., Inc., 5.60%, 6/18/31,
Callable 4/18/31 @ 100 297,056
Banks (2.8%):
1,240,000 Associated Banc-Corp., 6.46% (SOFR+303bps),
8/29/30, Callable 8/29/29 @ 100 1,275,660
6,750,000 Bank of America Corp., 3.42% (TSFR3M+130bps),
12/20/28, Callable 12/20/27 @ 100 6,575,445
3,885,000 Bank of America Corp., 2.50% (TSFR3M+125bps),
2/13/31, Callable 2/13/30 @ 100, MTN 3,521,942
2,621,000 Bank of America Corp., 2.97% (SOFR+133bps),
2/4/33, Callable 2/4/32 @ 100 2,332,145
166,000 Bank of America Corp., 4.44% (TSFR3M+225bps),
1/20/48, Callable 1/20/47 @ 100 152,842
201,000 Bank of America Corp., 3.95% (TSFR3M+145bps),
1/23/49, Callable 1/23/48 @ 100 170,963
679,000 Bank of America Corp., 4.33% (TSFR3M+178bps),
3/15/50, Callable 3/15/49 @ 100, MTN 615,097
412,000 Bank of America Corp., 4.08% (TSFR3M+341bps),
3/20/51, Callable 3/20/50 @ 100, MTN 357,746
908,000 Bank of America Corp., 2.83% (SOFR+188bps),
10/24/51, Callable 10/24/50 @ 100 623,695
310,000 Citigroup, Inc., 1.12% (SOFR+77bps), 1/28/27,
Callable 1/28/26 @ 100 296,459
1,678,000 Citigroup, Inc., 3.67% (TSFR3M+165bps), 7/24/28,
Callable 7/24/27 @ 100 1,640,315
3,436,000 Citigroup, Inc., 3.52% (TSFR3M+141bps),
10/27/28, Callable 10/27/27 @ 100 3,342,194
2,427,000 Citigroup, Inc., 2.98% (SOFR+142bps), 11/5/30,
Callable 11/5/29 @ 100 2,253,280
329,000 Citigroup, Inc., 2.67% (SOFR+115bps), 1/29/31,
Callable 1/29/30 @ 100 299,743
312,000 Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32,
Callable 11/3/31 @ 100 269,885
3,109,000 Citigroup, Inc., 3.06% (SOFR+135bps), 1/25/33,
Callable 1/25/32 @ 100 2,778,305
600,000 Citigroup, Inc., 5.45% (SOFR+145bps), 6/11/35,
Callable 6/11/34 @ 100 626,066
4,531,000 JPMorgan Chase & Co., 5.57% (SOFR+93bps),
4/22/28, Callable 4/22/27 @ 100 4,672,680

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 3,772,000 JPMorgan Chase & Co., 3.51% (TSFR3M+121bps),
1/23/29, Callable 1/23/28 @ 100 $ 3,676,467
895,000 JPMorgan Chase & Co., 5.01% (SOFR+131bps),
1/23/30, Callable 1/23/29 @ 100 918,364
2,884,000 JPMorgan Chase & Co., 5.58% (SOFR+116bps),
4/22/30, Callable 4/22/29 @ 100 3,022,723
1,962,000 JPMorgan Chase & Co., 5.00% (SOFR+113bps),
7/22/30, Callable 7/22/29 @ 100 2,015,986
7,669,000 JPMorgan Chase & Co., 2.74% (TSFR3M+151bps),
10/15/30, Callable 10/15/29 @ 100 7,127,016
7,869,000 JPMorgan Chase & Co., 1.95% (SOFR+107bps),
2/4/32, Callable 2/4/31 @ 100 6,727,003
1,552,000 JPMorgan Chase & Co., 2.55% (SOFR+118bps),
11/8/32, Callable 11/8/31 @ 100 1,365,207
3,768,000 JPMorgan Chase & Co., 2.96% (SOFR+126bps),
1/25/33, Callable 1/25/32 @ 100 3,372,330
370,000 JPMorgan Chase & Co., 5.34% (SOFR+162bps),
1/23/35, Callable 1/23/34 @ 100 386,543
2,277,000 JPMorgan Chase & Co., 5.77% (SOFR+149bps),
4/22/35, Callable 4/22/34 @ 100 2,444,833
6,176,000 JPMorgan Chase & Co., 5.29% (SOFR+146bps),
7/22/35, Callable 7/22/34 @ 100 6,439,110
209,000 JPMorgan Chase & Co., 4.03% (TSFR3M+172bps),
7/24/48, Callable 7/24/47 @ 100 181,976
385,000 JPMorgan Chase & Co., 3.11% (SOFR+244bps),
4/22/51, Callable 4/22/50 @ 100 283,988
198,000 JPMorgan Chase & Co., 3.33% (SOFR+158bps),
4/22/52, Callable 4/22/51 @ 100 152,742
333,000 Morgan Stanley Bank NA, 4.75%, 4/21/26, Callable
3/21/26 @ 100 335,481
6,967,000 Wells Fargo & Co, 5.71% (SOFR+107bps), 4/22/28,
Callable 4/22/27 @ 100 7,202,046
1,890,000 Wells Fargo & Co., 2.57% (TSFR3M+126bps),
2/11/31, Callable 2/11/30 @ 100, MTN 1,711,440
1,239,000 Wells Fargo & Co., 5.50% (SOFR+178bps),
1/23/35, Callable 1/23/34 @ 100 1,298,263
1,658,000 Wells Fargo & Co., 5.01% (TSFR3M+450bps),
4/4/51, Callable 4/4/50 @ 100, MTN 1,627,853
2,000 Wells Fargo & Co., 4.61% (SOFR+213bps),
4/25/53, Callable 4/25/52 @ 100 1,841
82,095,674
Beverages (0.0%
†
):
352,000 Coca-Cola Co. (The), 2.60%, 6/1/50 236,021
1,059,000 Coca-Cola Co. (The), 5.40%, 5/13/64, Callable
11/13/63 @ 100 1,130,481
1,366,502
Biotechnology (0.7%):
1,287,000 AbbVie, Inc., 5.05%, 3/15/34, Callable 12/15/33
@ 100 1,348,025
5,988,000 AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34
@ 100 5,942,934
1,317,000 AbbVie, Inc., 4.30%, 5/14/36, Callable 11/14/35
@ 100 1,278,334
2,802,000 Amgen, Inc., 4.05%, 8/18/29, Callable 6/18/29
@ 100 2,773,198
1,149,000 Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51
@ 100 798,040
Principal Amount Value
Corporate Bonds, continued
Biotechnology, continued
$ 1,016,000 Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51
@ 100 $ 856,650
481,000 Amgen, Inc., 2.77%, 9/1/53, Callable 3/1/53 @ 100 315,617
385,000 Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61
@ 100 329,609
1,682,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 1,761,015
3,329,000 Gilead Sciences, Inc., 1.65%, 10/1/30, Callable
7/1/30 @ 100 2,869,715
291,000 Gilead Sciences, Inc., 2.60%, 10/1/40, Callable
4/1/40 @ 100 216,803
218,000 Gilead Sciences, Inc., 4.50%, 2/1/45, Callable
8/1/44 @ 100 200,505
742,000 Gilead Sciences, Inc., 4.75%, 3/1/46, Callable
9/1/45 @ 100 705,191
19,395,636
Broadline Retail (0.1%):
816,000 Amazon.com, Inc., 4.25%, 8/22/57, Callable
2/22/57 @ 100 735,114
3,687,000 Amazon.com, Inc., 2.70%, 6/3/60, Callable 12/3/59
@ 100 2,363,441
620,000 Amazon.com, Inc., 3.25%, 5/12/61, Callable
11/12/60 @ 100 445,341
295,000 eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @
100 327,219
3,871,115
Capital Markets (3.8%):
68,000 FactSet Research Systems, Inc., 3.45%, 3/1/32,
Callable 12/1/31 @ 100^ 61,819
5,579,000 Goldman Sachs Group, Inc. (The), 1.43%
(SOFR+80bps), 3/9/27, Callable 3/9/26 @ 100 5,335,209
3,941,000 Goldman Sachs Group, Inc. (The), 1.54%
(SOFR+82bps), 9/10/27, Callable 9/10/26 @ 100 3,739,091
2,698,000 Goldman Sachs Group, Inc. (The), 1.95%
(SOFR+91bps), 10/21/27, Callable 10/21/26 @ 100 2,573,498
1,766,000 Goldman Sachs Group, Inc. (The), 2.64%
(SOFR+111bps), 2/24/28, Callable 2/24/27 @ 100 1,695,577
558,000 Goldman Sachs Group, Inc. (The), 4.48%
(SOFR+173bps), 8/23/28, Callable 8/23/27 @ 100 561,517
516,000 Goldman Sachs Group, Inc. (The), 4.22%
(TSFR3M+156bps), 5/1/29, Callable 5/1/28 @ 100 513,331
1,426,000 Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30,
Callable 11/7/29 @ 100 1,308,519
5,260,000 Goldman Sachs Group, Inc. (The), 5.73%
(SOFR+127bps), 4/25/30, Callable 4/25/29 @ 100 5,530,375
5,828,000 Goldman Sachs Group, Inc. (The), 5.05%
(SOFR+121bps), 7/23/30, Callable 7/23/29 @ 100 5,972,738
7,577,000 Goldman Sachs Group, Inc. (The), 2.65%
(SOFR+126bps), 10/21/32, Callable 10/21/31 @
100 6,650,227
5,098,000 Goldman Sachs Group, Inc. (The), 3.10%
(SOFR+141bps), 2/24/33, Callable 2/24/32 @ 100 4,598,202
9,363,000 Goldman Sachs Group, Inc. (The), 5.33%
(SOFR+155bps), 7/23/35, Callable 7/23/34 @ 100 9,705,040
185,000 Goldman Sachs Group, Inc. (The), 4.41%
(TSFR3M+169bps), 4/23/39, Callable 4/23/38 @
100 175,107
267,000 Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44,
Callable 1/8/44 @ 100 259,053

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 366,000 Moody's Corp., 2.55%, 8/18/60, Callable 2/18/60
@ 100 $ 207,614
1,974,000 Morgan Stanley, 5.16% (SOFR+159bps), 4/20/29,
Callable 4/20/28 @ 100 2,028,660
21,566,000 Morgan Stanley, 5.66% (SOFR+126bps), 4/18/30,
Callable 4/18/29 @ 100 22,738,134
6,717,000 Morgan Stanley, 5.04% (SOFR+122bps), 7/19/30,
Callable 7/19/29 @ 100 6,902,550
903,000 Morgan Stanley, 2.70% (SOFR+114bps), 1/22/31,
Callable 1/22/30 @ 100, MTN 822,944
9,459,000 Morgan Stanley, 1.79% (SOFR+103bps), 2/13/32,
Callable 2/13/31 @ 100, MTN 7,986,508
178,000 Morgan Stanley, 2.24% (SOFR+118bps), 7/21/32,
Callable 7/21/31 @ 100, MTN 152,760
2,880,000 Morgan Stanley, 2.51% (SOFR+120bps), 10/20/32,
Callable 10/20/31 @ 100, MTN 2,515,386
5,154,000 Morgan Stanley, 2.94% (SOFR+129bps), 1/21/33,
Callable 1/21/32 @ 100 4,578,793
2,238,000 Morgan Stanley, 5.83% (SOFR+158bps), 4/19/35,
Callable 4/19/34 @ 100 2,394,116
12,093,000 Morgan Stanley, 5.32% (SOFR+156bps), 7/19/35,
Callable 7/19/34 @ 100 12,556,440
111,563,208
Chemicals (0.1%):
430,000 Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51
@ 100 288,090
785,000 South Bow USA Infrastructure Holdings LLC,
4.91%, 9/1/27, Callable 8/1/27 @ 100(a) 789,045
470,000 South Bow USA Infrastructure Holdings LLC,
5.03%, 10/1/29, Callable 9/1/29 @ 100(a) 469,344
1,546,479
Communications Equipment (0.0%
†
):
277,000 Juniper Networks, Inc., 3.75%, 8/15/29, Callable
5/15/29 @ 100 266,644
247,000 Juniper Networks, Inc., 2.00%, 12/10/30, Callable
9/10/30 @ 100 211,516
471,000 Motorola Solutions, Inc., 5.60%, 6/1/32, Callable
3/1/32 @ 100 496,783
974,943
Consumer Finance (0.1%):
915,000 American Express Co., 5.04% (SOFR+93bps),
7/26/28, Callable 7/26/27 @ 100 932,916
3,312,000 Toyota Motor Credit Corp., 2.15%, 2/13/30, MTN 2,982,416
3,915,332
Diversified Consumer Services (0.0%
†
):
145,000 California Institute of Technology, 4.32%, 8/1/45 135,229
360,000 Massachusetts Institute of Technology, 4.68%,
7/1/14 342,062
477,291
Diversified Telecommunication Services (1.1%):
296,000 AT&T, Inc., 3.55%, 9/15/55, Callable 3/15/55 @
100 215,258
7,087,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 5,375,277
5,650,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 4,105,776
481,000 AT&T, Inc., 3.85%, 6/1/60, Callable 12/1/59 @ 100 363,166
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 3,022,000 T-Mobile USA, Inc., 2.05%, 2/15/28, Callable
12/15/27 @ 100 $ 2,802,820
2,021,000 T-Mobile USA, Inc., 2.70%, 3/15/32, Callable
12/15/31 @ 100 1,785,721
4,239,000 T-Mobile USA, Inc., 5.15%, 4/15/34, Callable
1/15/34 @ 100 4,379,141
3,811,000 Verizon Communications, Inc., 4.02%, 12/3/29,
Callable 9/3/29 @ 100 3,741,461
1,471,000 Verizon Communications, Inc., 4.50%, 8/10/33 1,453,603
988,000 Verizon Communications, Inc., 4.78%, 2/15/35,
Callable 11/15/34 @ 100(a) 987,956
6,533,000 Verizon Communications, Inc., 4.27%, 1/15/36 6,220,376
157,000 Verizon Communications, Inc., 3.00%, 11/20/60,
Callable 5/20/60 @ 100 101,031
31,531,586
Electric Utilities (3.2%):
297,000 AEP Texas, Inc., Series E, 6.65%, 2/15/33 325,457
1,077,000 AEP Texas, Inc., 5.40%, 6/1/33, Callable 3/1/33
@ 100 1,105,018
1,377,000 AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50
@ 100 984,044
1,503,000 AEP Transmission Co. LLC, 5.15%, 4/1/34, Callable
1/1/34 @ 100 1,553,932
1,005,000 AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable
3/15/49 @ 100 721,704
905,000 AEP Transmission Co. LLC, Series M, 3.65%,
4/1/50, Callable 10/1/49 @ 100 715,544
1,841,000 AEP Transmission Co. LLC, Series N, 2.75%,
8/15/51, Callable 2/15/51 @ 100 1,211,161
977,000 AEP Transmission Co. LLC, Series O, 4.50%,
6/15/52, Callable 12/1/51 @ 100 886,633
651,000 Alabama Power Co., 3.45%, 10/1/49, Callable
4/1/49 @ 100 496,666
91,000 Alabama Power Co., 3.13%, 7/15/51, Callable
1/15/51 @ 100 64,834
1,822,000 Alabama Power Co., 3.00%, 3/15/52, Callable
9/15/51 @ 100 1,278,875
526,000 Baltimore Gas and Electric Co., 3.20%, 9/15/49,
Callable 3/15/49 @ 100 377,875
802,000 Baltimore Gas and Electric Co., 4.55%, 6/1/52,
Callable 12/1/51 @ 100 730,433
618,000 Baltimore Gas and Electric Co., 5.40%, 6/1/53,
Callable 12/1/52 @ 100 638,788
366,000 Dominion Energy South Carolina, Inc., 6.25%,
10/15/53, Callable 4/15/53 @ 100 426,245
1,168,000 Duke Energy Carolinas LLC, 4.85%, 1/15/34,
Callable 10/15/33 @ 100 1,194,774
654,000 Duke Energy Carolinas LLC, 3.95%, 3/15/48,
Callable 9/15/47 @ 100 542,951
2,173,000 Duke Energy Carolinas LLC, 3.20%, 8/15/49,
Callable 2/15/49 @ 100 1,583,737
198,000 Duke Energy Carolinas LLC, 3.45%, 4/15/51,
Callable 10/15/50 @ 100 150,622
1,226,000 Duke Energy Carolinas LLC, 3.55%, 3/15/52,
Callable 9/15/51 @ 100 944,418
106,000 Duke Energy Carolinas LLC, 5.35%, 1/15/53,
Callable 7/15/52 @ 100 108,886
527,000 Duke Energy Corp., 3.95%, 8/15/47, Callable
2/15/47 @ 100 426,345

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 621,000 Duke Energy Corp., 5.00%, 8/15/52, Callable
2/15/52 @ 100 $ 587,289
4,871,000 Duke Energy Florida LLC, 2.50%, 12/1/29, Callable
9/1/29 @ 100 4,501,963
2,143,000 Duke Energy Florida LLC, 1.75%, 6/15/30, Callable
3/15/30 @ 100 1,870,207
702,000 Duke Energy Florida LLC, 3.40%, 10/1/46, Callable
4/1/46 @ 100 539,779
465,000 Duke Energy Florida LLC, 4.20%, 7/15/48, Callable
1/15/48 @ 100 399,032
478,000 Duke Energy Florida LLC, 5.95%, 11/15/52, Callable
5/15/52 @ 100 527,144
304,000 Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable
11/1/28 @ 100 297,287
220,000 Duke Energy Progress LLC, 5.70%, 4/1/35 233,562
177,000 Duke Energy Progress LLC, 6.30%, 4/1/38 200,131
1,043,000 Duke Energy Progress LLC, 4.10%, 5/15/42, Callable
11/15/41 @ 100 916,584
857,000 Duke Energy Progress LLC, 4.38%, 3/30/44, Callable
9/30/43 @ 100 774,617
49,000 Duke Energy Progress LLC, 4.20%, 8/15/45, Callable
2/15/45 @ 100 43,102
201,000 Duke Energy Progress LLC, 3.60%, 9/15/47, Callable
3/15/47 @ 100 158,287
1,420,000 Duke Energy Progress LLC, 2.50%, 8/15/50, Callable
2/15/50 @ 100 901,906
293,000 Duke Energy Progress LLC, 5.35%, 3/15/53, Callable
9/15/52 @ 100 302,839
899,000 Edison International, 5.75%, 6/15/27, Callable
4/15/27 @ 100 927,523
1,818,000 Edison International, 4.13%, 3/15/28, Callable
12/15/27 @ 100 1,799,980
3,619,000 Edison International, 6.95%, 11/15/29, Callable
9/15/29 @ 100 3,985,431
5,700,000 FirstEnergy Corp., Series B, 3.90%, 7/15/27,
Callable 4/15/27 @ 100 5,634,427
1,981,000 FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable
9/1/49 @ 100 1,453,888
1,159,000 FirstEnergy Transmission LLC, 5.00%, 1/15/35,
Callable 10/15/34 @ 100(a) 1,172,332
3,982,000 FirstEnergy Transmission LLC, 4.55%, 4/1/49,
Callable 10/1/48 @ 100(a) 3,571,539
1,120,000 Florida Power & Light Co., 3.15%, 10/1/49, Callable
4/1/49 @ 100 819,226
2,910,000 Florida Power & Light Co., 2.88%, 12/4/51, Callable
6/4/51 @ 100 2,009,154
866,000 Florida Power & Light Co., 5.60%, 6/15/54, Callable
12/15/53 @ 100 949,114
969,000 Georgia Power Co., 4.95%, 5/17/33, Callable
11/17/32 @ 100 992,656
2,740,000 Georgia Power Co., 5.25%, 3/15/34, Callable
9/15/33 @ 100 2,870,701
110,000 Interstate Power and Light Co., 5.45%, 9/30/54,
Callable 3/30/54 @ 100 113,358
911,000 MidAmerican Energy Co., 3.10%, 5/1/27, Callable
2/1/27 @ 100 892,047
197,000 MidAmerican Energy Co., 3.15%, 4/15/50, Callable
10/15/49 @ 100 144,508
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 421,000 MidAmerican Energy Co., 2.70%, 8/1/52, Callable
2/1/52 @ 100 $ 275,940
1,508,000 MidAmerican Energy Co., 5.30%, 2/1/55, Callable
8/1/54 @ 100 1,559,825
489,000 Northern States Power Co., Series M, 2.90%,
3/1/50, Callable 9/1/49 @ 100 341,251
467,000 Northern States Power Co., Series M, 3.20%,
4/1/52, Callable 10/1/51 @ 100 341,009
335,000 Ohio Power Co., Series Q, 1.63%, 1/15/31, Callable
10/15/30 @ 100 280,765
494,000 Ohio Power Co., Series G, 6.60%, 2/15/33 542,518
1,094,000 Ohio Power Co., 5.00%, 6/1/33, Callable 3/1/33
@ 100 1,110,458
152,000 Ohio Power Co., Series F, 5.85%, 10/1/35 161,502
362,000 Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48
@ 100 294,794
458,000 Ohio Power Co., Series R, 2.90%, 10/1/51, Callable
4/1/51 @ 100 300,503
4,547,000 Pacific Gas and Electric Co., 6.40%, 6/15/33,
Callable 3/15/33 @ 100 4,955,693
2,390,000 Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable
2/1/50 @ 100 1,727,114
230,000 PECO Energy Co., 2.80%, 6/15/50, Callable
12/15/49 @ 100 155,952
702,000 PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50
@ 100 495,415
269,000 PECO Energy Co., 2.85%, 9/15/51, Callable 3/15/51
@ 100 181,972
162,000 PECO Energy Co., 4.38%, 8/15/52, Callable 2/15/52
@ 100 145,784
305,000 PECO Energy Co., 5.25%, 9/15/54, Callable 3/15/54
@ 100 316,944
1,156,000 Public Service Electric and Gas Co., 2.05%, 8/1/50,
Callable 2/1/50 @ 100, MTN 672,665
262,000 Public Service Electric and Gas Co., 5.45%, 8/1/53,
Callable 2/1/53 @ 100 277,716
796,000 San Diego Gas & Electric Co., 5.35%, 4/1/53,
Callable 10/1/52 @ 100 814,354
1,205,000 Southern California Edison Co., Series B, 3.65%,
3/1/28, Callable 12/1/27 @ 100^ 1,180,124
6,577,000 Southern California Edison Co., 5.30%, 3/1/28,
Callable 2/1/28 @ 100 6,797,020
521,000 Southern California Edison Co., Series 2004-G,
5.75%, 4/1/35 560,095
171,000 Southern California Edison Co., Series 2005-E,
5.35%, 7/15/35 178,008
1,352,000 Southern California Edison Co., 3.65%, 2/1/50,
Callable 8/1/49 @ 100 1,048,852
1,257,000 Southern California Edison Co., Series 20A, 2.95%,
2/1/51, Callable 8/1/50 @ 100 857,060
110,000 Southern California Edison Co., 5.75%, 4/15/54,
Callable 10/15/53 @ 100 117,546
3,012,000 Southern Co. (The), 4.85%, 3/15/35, Callable
9/15/34 @ 100 3,038,120
9,000 Tampa Electric Co., 4.45%, 6/15/49, Callable
12/15/48 @ 100 8,059
1,550,424 Texas Electric Market Stabilization Funding N LLC,
Series A-1, 4.27%, 8/1/34(a) 1,553,456

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 45,000 Union Electric Co., 3.90%, 4/1/52, Callable 10/1/51
@ 100 $ 37,180
1,192,000 Virginia Electric and Power Co., 2.45%, 12/15/50,
Callable 6/15/50 @ 100 732,250
282,000 Virginia Electric and Power Co., 5.45%, 4/1/53,
Callable 10/1/52 @ 100 291,391
246,000 Vistra Operations Co. LLC, 6.95%, 10/15/33,
Callable 7/15/33 @ 100(a) 276,719
4,558,000 Vistra Operations Co. LLC, 6.00%, 4/15/34, Callable
1/15/34 @ 100(a) 4,852,169
285,000 Wisconsin Electric Power Co., 5.05%, 10/1/54,
Callable 4/1/54 @ 100 284,271
92,823,049
Energy Equipment & Services (0.0%
†
):
632,000 ConocoPhillips Co., 4.03%, 3/15/62, Callable
9/15/61 @ 100 511,268
209,000 Duke Energy Ohio, Inc., 5.55%, 3/15/54, Callable
9/15/53 @ 100 218,063
729,331
Financial Services (0.4%):
296,000 BOC Aviation USA Corp., 4.63%, 9/4/31, Callable
7/4/31 @ 100^(a) 296,689
295,000 Franciscan Missionaries of Our Lady Health System,
Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @
100 236,017
3,046,000 Glencore Funding LLC, 3.88%, 10/27/27, Callable
7/27/27 @ 100(a) 2,994,864
2,882,000 Glencore Funding LLC, 4.88%, 3/12/29, Callable
12/12/28 @ 100(a) 2,917,823
1,563,000 Glencore Funding LLC, 5.37%, 4/4/29, Callable
3/4/29 @ 100(a) 1,615,751
720,000 Global Payments, Inc., 4.95%, 8/15/27, Callable
7/15/27 @ 100 731,470
205,000 Global Payments, Inc., 5.30%, 8/15/29, Callable
6/15/29 @ 100 209,978
501,000 Global Payments, Inc., 3.20%, 8/15/29, Callable
5/15/29 @ 100 470,371
478,000 Mastercard, Inc., 3.65%, 6/1/49, Callable 12/1/48
@ 100 390,268
218,000 Mastercard, Inc., 2.95%, 3/15/51, Callable 9/15/50
@ 100 155,202
915,000 Northwest Florida Timber Finance LLC, 4.75%,
3/4/29(a) 895,523
275,000 PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable
6/1/34 @ 100 283,065
905,000 Visa, Inc., 4.30%, 12/14/45, Callable 6/14/45 @ 100 842,256
12,039,277
Gas Utilities (0.4%):
8,424,000 Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29, Callable 5/18/29 @ 100 8,087,040
590,000 ONE Gas, Inc., 4.25%, 9/1/32, Callable 6/1/32 @
100 580,230
1,078,000 Piedmont Natural Gas Co., Inc., 3.50%, 6/1/29,
Callable 3/1/29 @ 100 1,039,472
358,000 Southwest Gas Corp., 5.45%, 3/23/28, Callable
2/23/28 @ 100 368,982
Principal Amount Value
Corporate Bonds, continued
Gas Utilities, continued
$ 273,000 Spire Missouri, Inc., 5.15%, 8/15/34, Callable
5/15/34 @ 100 $ 282,153
10,357,877
Ground Transportation (0.3%):
665,000 Burlington Northern Santa Fe LLC, 3.05%, 2/15/51,
Callable 8/15/50 @ 100 476,437
1,560,000 Burlington Northern Santa Fe LLC, 3.30%, 9/15/51,
Callable 3/15/51 @ 100 1,178,617
685,000 Burlington Northern Santa Fe LLC, 2.88%, 6/15/52,
Callable 12/15/51 @ 100 471,233
868,000 CSX Corp., 4.90%, 3/15/55, Callable 9/15/54 @ 100 849,664
557,000 Norfolk Southern Corp., 2.55%, 11/1/29, Callable
8/1/29 @ 100 515,573
219,000 Norfolk Southern Corp., 2.90%, 8/25/51, Callable
2/25/51 @ 100 147,604
1,990,000 Norfolk Southern Corp., 3.16%, 5/15/55, Callable
11/15/54 @ 100 1,387,110
185,000 Uber Technologies, Inc., 5.35%, 9/15/54, Callable
3/15/54 @ 100 183,455
2,513,000 Union Pacific Corp., 2.95%, 3/10/52, Callable
9/10/51 @ 100 1,762,965
331,281 Union Pacific Railroad Co. Pass Through Trust,
Series 2014-1, 3.23%, 5/14/26 325,161
7,297,819
Health Care Equipment & Supplies (0.0%
†
):
1,264,000 Becton Dickinson & Co., 4.87%, 2/8/29, Callable
1/8/29 @ 100 1,289,848
Health Care Providers & Services (1.1%):
275,000 AHS Hospital Corp., Series 2021, 2.78%, 7/1/51,
Callable 1/1/51 @ 100 185,968
610,000 City of Hope, Series 2013, 5.62%, 11/15/43 623,638
350,000 CommonSpirit Health, 2.78%, 10/1/30, Callable
4/1/30 @ 100 318,311
130,000 CommonSpirit Health, 3.82%, 10/1/49, Callable
4/1/49 @ 100 105,414
965,000 Corewell Health Obligated Group, Series 2019-A,
3.49%, 7/15/49, Callable 1/15/49 @ 100 760,381
165,000 CVS Health Corp., 1.30%, 8/21/27, Callable 6/21/27
@ 100 151,431
4,085,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 4,165,638
1,049,000 CVS Health Corp., 5.55%, 6/1/31, Callable 4/1/31
@ 100 1,088,126
1,240,000 Duke University Health System, Inc., Series 2017,
3.92%, 6/1/47, Callable 12/1/46 @ 100 1,064,497
1,312,000 Elevance Health, Inc., 3.13%, 5/15/50, Callable
11/15/49 @ 100 928,870
791,000 Elevance Health, Inc., 4.55%, 5/15/52, Callable
11/15/51 @ 100 701,619
319,000 HCA, Inc., 3.38%, 3/15/29, Callable 1/15/29 @ 100 304,126
8,014,000 HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 7,903,807
2,592,000 HCA, Inc., 5.45%, 4/1/31, Callable 2/1/31 @ 100 2,693,132
500,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 459,714
1,434,000 HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100 1,041,742
197,000 Hoag Memorial Hospital Presbyterian, 3.80%,
7/15/52, Callable 1/15/52 @ 100^ 163,120

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 3,395,000 Humana, Inc., 1.35%, 2/3/27, Callable 1/3/27 @
100 $ 3,171,178
251,000 Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26
@ 100 248,550
410,000 Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 326,432
1,162,000 Solventum Corp., 6.00%, 5/15/64, Callable
11/15/63 @ 100(a) 1,196,560
1,909,000 UnitedHealth Group, Inc., 2.90%, 5/15/50, Callable
11/15/49 @ 100 1,344,123
339,000 UnitedHealth Group, Inc., 3.25%, 5/15/51, Callable
11/15/50 @ 100 253,227
1,480,000 UnitedHealth Group, Inc., 3.88%, 8/15/59, Callable
2/15/59 @ 100 1,188,632
668,000 UnitedHealth Group, Inc., 4.95%, 5/15/62, Callable
11/15/61 @ 100 632,629
1,419,000 UnitedHealth Group, Inc., 5.75%, 7/15/64, Callable
1/15/64 @ 100 1,537,799
32,558,664
Hotels, Restaurants & Leisure (0.0%
†
):
999,000 Marriott International, Inc., 5.35%, 3/15/35,
Callable 12/15/34 @ 100 1,025,156
Industrial Conglomerates (0.1%):
1,128,000 Honeywell International, Inc., 5.25%, 3/1/54,
Callable 9/1/53 @ 100 1,173,138
606,000 Honeywell International, Inc., 5.35%, 3/1/64,
Callable 9/1/63 @ 100 636,259
1,809,397
Insurance (0.2%):
426,000 American International Group, Inc., 4.38%, 6/30/50,
Callable 12/30/49 @ 100 381,428
97,000 Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @
100 97,396
3,431,000 CNH Industrial Capital LLC, 5.10%, 4/20/29, Callable
3/20/29 @ 100 3,535,711
1,989,000 Marsh & McLennan Cos., Inc., 4.38%, 3/15/29,
Callable 12/15/28 @ 100 2,002,780
1,091,000 Marsh & McLennan Cos., Inc., 5.45%, 3/15/54,
Callable 9/15/53 @ 100 1,133,770
7,151,085
Interactive Media & Services (0.2%):
4,365,000 Meta Platforms, Inc., 4.65%, 8/15/62, Callable
2/15/62 @ 100 4,053,125
1,749,000 Meta Platforms, Inc., 5.55%, 8/15/64, Callable
2/15/64 @ 100 1,846,391
5,899,516
IT Services (0.3%):
7,914,000 Gartner, Inc., 3.63%, 6/15/29, Callable 11/4/24 @
101.81(a) 7,538,085
Life Sciences Tools & Services (0.0%
†
):
173,000 Agilent Technologies, Inc., 2.10%, 6/4/30, Callable
3/4/30 @ 100 152,990
699,000 Thermo Fisher Scientific, Inc., 5.09%, 8/10/33,
Callable 5/10/33 @ 100 727,899
Principal Amount Value
Corporate Bonds, continued
Life Sciences Tools & Services, continued
$ 180,000 Thermo Fisher Scientific, Inc., 5.20%, 1/31/34,
Callable 10/31/33 @ 100 $ 189,260
1,070,149
Machinery (0.1%):
3,378,000 Caterpillar, Inc., 3.25%, 4/9/50, Callable 10/9/49
@ 100 2,578,910
860,000 CNH Industrial Capital LLC, 5.50%, 1/12/29, Callable
12/12/28 @ 100 892,355
3,471,265
Media (0.2%):
2,976,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 1,843,028
4,194,000 Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56
@ 100 2,731,644
2,380,000 Comcast Corp., 2.99%, 11/1/63, Callable 5/1/63
@ 100 1,507,118
678,000 Paramount Global, 5.85%, 9/1/43, Callable 3/1/43
@ 100 587,603
210,000 Paramount Global, 5.25%, 4/1/44, Callable 10/1/43
@ 100 166,178
162,000 Paramount Global, 4.90%, 8/15/44, Callable
2/15/44 @ 100 122,745
234,000 Paramount Global, 4.60%, 1/15/45, Callable
7/15/44 @ 100 170,178
220,000 Paramount Global, 4.95%, 5/19/50, Callable
11/19/49 @ 100 167,867
7,296,361
Metals & Mining (0.0%
†
):
145,000 Newmont Corp./Newcrest Finance Pty, Ltd., 5.35%,
3/15/34, Callable 12/15/33 @ 100 151,772
Multi-Utilities (0.1%):
113,000 CenterPoint Energy Houston Electric LLC, Series AD,
2.90%, 7/1/50, Callable 1/1/50 @ 100 76,590
1,164,000 CenterPoint Energy Resources Corp., 4.00%,
4/1/28, Callable 1/1/28 @ 100 1,149,221
392,000 Dominion Energy, Inc., Series B, 7.00%
(H15T5Y+251bps), 6/1/54, Callable 3/3/34 @ 100 428,260
961,000 NiSource, Inc., 5.25%, 3/30/28, Callable 2/29/28
@ 100 989,809
292,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 273,272
1,143,000 NiSource, Inc., 1.70%, 2/15/31, Callable 11/15/30
@ 100 962,850
3,880,002
Oil, Gas & Consumable Fuels (4.5%):
2,239,000 Cameron LNG LLC, 2.90%, 7/15/31, Callable
4/15/31 @ 100(a) 2,009,829
1,210,000 Cameron LNG LLC, 3.30%, 1/15/35, Callable
9/15/34 @ 100(a) 1,043,863
1,608,000 Cameron LNG LLC, 3.40%, 1/15/38, Callable
7/15/37 @ 100(a) 1,367,591
2,826,000 Cheniere Energy Partners LP, 4.50%, 10/1/29,
Callable 10/15/24 @ 102.25 2,769,480
2,117,000 Cheniere Energy Partners LP, 3.25%, 1/31/32,
Callable 1/31/27 @ 101.63 1,889,423

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 3,524,000 Cheniere Energy, Inc., 5.65%, 4/15/34, Callable
10/15/33 @ 100(a) $ 3,643,196
474,000 Chevron USA, Inc., 2.34%, 8/12/50, Callable
2/12/50 @ 100 295,886
468,000 ConocoPhillips Co., 3.80%, 3/15/52, Callable
9/15/51 @ 100 376,270
1,710,000 Devon Energy Corp., 5.85%, 12/15/25, Callable
9/15/25 @ 100 1,728,542
147,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
10/15/24 @ 100.88 147,878
348,000 Devon Energy Corp., 7.88%, 9/30/31 405,420
7,809,000 Diamondback Energy, Inc., 3.25%, 12/1/26, Callable
10/1/26 @ 100 7,667,548
19,147,000 Diamondback Energy, Inc., 3.50%, 12/1/29, Callable
9/1/29 @ 100 18,269,340
18,436,000 Diamondback Energy, Inc., 3.13%, 3/24/31, Callable
12/24/30 @ 100 16,777,497
1,657,000 Diamondback Energy, Inc., 5.90%, 4/18/64, Callable
10/18/63 @ 100 1,668,052
809,000 Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27
@ 100 829,423
423,000 Energy Transfer LP, 8.25%, 11/15/29, Callable
8/15/29 @ 100 489,104
5,639,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 5,088,904
2,220,000 Energy Transfer, LP, 4.15%, 9/15/29, Callable
6/15/29 @ 100 2,182,389
18,777,000 EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100 18,466,954
2,829,000 EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100 2,922,343
3,000,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 3,034,203
806,000 EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 879,362
433,000 EQT Corp., 3.63%, 5/15/31, Callable 5/15/30 @
100(a) 394,713
569,000 Exxon Mobil Corp., 3.57%, 3/6/45, Callable 9/6/44
@ 100 469,847
353,000 Exxon Mobil Corp., 4.33%, 3/19/50, Callable
9/19/49 @ 100 319,402
1,827,000 Exxon Mobil Corp., 3.45%, 4/15/51, Callable
10/15/50 @ 100 1,414,942
563,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 596,065
962,000 Johnsonville Aeroderivative Combustion Turbine
Generation LLC, 5.08%, 10/1/54 974,158
1,171,000 Kinder Morgan, Inc., 5.00%, 2/1/29, Callable 1/1/29
@ 100 1,193,205
2,892,000 NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31
@ 100(a) 2,556,195
532,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 511,893
2,028,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 2,056,136
1,770,000 Sabine Pass Liquefaction LLC, 5.00%, 3/15/27,
Callable 9/15/26 @ 100 1,792,125
14,750,000 Sabine Pass Liquefaction LLC, 4.20%, 3/15/28,
Callable 9/15/27 @ 100 14,676,250
651,000 Sabine Pass Liquefaction LLC, 5.90%, 9/15/37,
Callable 3/15/37 @ 100 687,619
3,406,000 Targa Resources Corp., 5.20%, 7/1/27, Callable
6/1/27 @ 100 3,477,012
1,467,000 Targa Resources Corp., 6.15%, 3/1/29, Callable
2/1/29 @ 100 1,565,804
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,289,000 Targa Resources Corp., 4.95%, 4/15/52, Callable
10/15/51 @ 100 $ 1,158,814
199,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 197,259
1,761,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 1,653,139
722,000 Tennessee Gas Pipeline Co. LLC, 2.90%, 3/1/30,
Callable 12/1/29 @ 100(a) 659,665
418,000 Texas Eastern Transmission LP, 3.50%, 1/15/28,
Callable 10/15/27 @ 100(a) 404,150
280,000 Transcontinental Gas Pipe Line Co. LLC, 4.00%,
3/15/28, Callable 12/15/27 @ 100 275,953
130,986,843
Passenger Airlines (0.1%):
198,402 Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets, Ltd., 6.50%, 6/20/27, Callable
11/4/24 @ 101.63(a) 200,386
1,768,000 United Airlines Pass Through Trust, Series 2024-1,
Class A, 5.88%, 2/15/37 1,825,985
2,026,371
Pharmaceuticals (0.1%):
2,384,000 Bristol-Myers Squibb Co., 2.95%, 3/15/32, Callable
12/15/31 @ 100 2,164,955
444,000 Eli Lilly & Co., 5.20%, 8/14/64, Callable 2/14/64
@ 100 458,527
503,000 Pfizer, Inc., 2.70%, 5/28/50, Callable 11/28/49 @
100 344,056
727,000 Wyeth LLC, 6.00%, 2/15/36 808,845
3,776,383
Real Estate Management & Development (0.1%):
1,987,000 VICI Properties LP/VICI Note Co., Inc., 4.13%,
8/15/30, Callable 2/15/25 @ 102.06(a) 1,890,134
Retail REITs (0.0%
†
):
272,000 NNN REIT, Inc., 3.10%, 4/15/50, Callable 10/15/49
@ 100 187,574
1,470,000 NNN REIT, Inc., 3.00%, 4/15/52, Callable 10/15/51
@ 100 975,217
145,000 Realty Income Corp., 5.38%, 9/1/54, Callable
3/1/54 @ 100 147,353
1,310,144
Semiconductors & Semiconductor Equipment (0.5%):
882,000 Advanced Micro Devices, Inc., 4.39%, 6/1/52,
Callable 12/1/51 @ 100 819,801
2,090,000 Broadcom, Inc., 5.05%, 7/12/29, Callable 6/12/29
@ 100 2,152,928
1,497,000 Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30
@ 100 1,548,103
2,706,000 Broadcom, Inc., 5.15%, 11/15/31, Callable 9/15/31
@ 100 2,811,453
297,000 Broadcom, Inc., 3.14%, 11/15/35, Callable 8/15/35
@ 100(a) 252,512
2,259,000 Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36
@ 100(a) 1,906,689
1,420,000 Intel Corp., 3.10%, 2/15/60, Callable 8/15/59 @ 100 861,488
765,000 Intel Corp., 3.20%, 8/12/61, Callable 2/12/61 @ 100 468,777

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 493,000 KLA Corp., 4.65%, 7/15/32, Callable 4/15/32 @ 100 $ 504,139
998,000 KLA Corp., 4.70%, 2/1/34, Callable 11/1/33 @ 100 1,018,693
535,000 KLA Corp., 5.25%, 7/15/62, Callable 1/15/62 @ 100 546,868
308,000 Lam Research Corp., 3.13%, 6/15/60, Callable
12/15/59 @ 100 211,661
363,000 Texas Instruments, Inc., 2.70%, 9/15/51, Callable
3/15/51 @ 100 244,099
419,000 Texas Instruments, Inc., 4.10%, 8/16/52, Callable
2/16/52 @ 100 362,168
105,000 Texas Instruments, Inc., 5.05%, 5/18/63, Callable
11/18/62 @ 100 105,060
13,814,439
Software (0.3%):
2,441,000 Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36
@ 100 2,200,029
3,200,000 Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @
100 2,436,227
267,000 Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50
@ 100 214,857
2,939,000 Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54
@ 100 2,499,314
1,070,000 Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @
100 798,927
1,327,000 Oracle Corp., 5.50%, 9/27/64, Callable 3/27/64
@ 100 1,317,162
9,466,516
Specialized REITs (0.8%):
880,000 American Tower Corp., 3.60%, 1/15/28, Callable
10/15/27 @ 100 860,037
4,749,000 American Tower Corp., 5.50%, 3/15/28, Callable
2/15/28 @ 100 4,912,052
4,830,000 American Tower Corp., 2.90%, 1/15/30, Callable
10/15/29 @ 100 4,476,386
413,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 356,350
441,000 American Tower Corp., 2.30%, 9/15/31, Callable
6/15/31 @ 100 380,096
559,000 American Tower Corp., 4.05%, 3/15/32, Callable
12/15/31 @ 100 536,384
2,063,000 Crown Castle, Inc., 3.65%, 9/1/27, Callable 6/1/27
@ 100 2,024,998
963,000 Crown Castle, Inc., 2.50%, 7/15/31, Callable
4/15/31 @ 100 840,089
1,325,000 Equinix, Inc., 1.55%, 3/15/28, Callable 1/15/28
@ 100 1,207,264
2,982,000 Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28
@ 100 2,747,734
1,047,000 Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29
@ 100 990,210
250,000 Equinix, Inc., 2.50%, 5/15/31, Callable 2/15/31
@ 100 221,227
4,597,000 Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32
@ 100 4,407,902
754,000 Extra Space Storage LP, 4.00%, 6/15/29, Callable
3/15/29 @ 100 740,520
24,701,249
Principal Amount Value
Corporate Bonds, continued
Specialty Retail (0.2%):
$ 988,000 Home Depot, Inc. (The), 2.38%, 3/15/51, Callable
9/15/50 @ 100 $ 617,582
305,000 Home Depot, Inc. (The), 3.63%, 4/15/52, Callable
10/15/51 @ 100 244,610
1,548,000 Lowe's Cos, Inc., 5.63%, 4/15/53, Callable 10/15/52
@ 100 1,604,377
3,247,000 Lowe's Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29
@ 100 3,167,419
524,000 Lowe's Cos., Inc., 3.00%, 10/15/50, Callable
4/15/50 @ 100 355,516
5,989,504
Technology Hardware, Storage & Peripherals (0.0%
†
):
292,000 Dell International LLC/EMC Corp., 3.38%, 12/15/41,
Callable 6/15/41 @ 100 227,972
489,000 Dell International LLC/EMC Corp., 3.45%, 12/15/51,
Callable 6/15/51 @ 100 355,968
191,000 Hewlett Packard Enterprise Co., 6.35%, 10/15/45,
Callable 4/15/45 @ 100 210,419
494,000 TSMC Arizona Corp., 4.25%, 4/22/32, Callable
1/22/32 @ 100^ 490,083
1,284,442
Textiles, Apparel & Luxury Goods (0.1%):
2,290,000 NIKE, Inc., 3.38%, 3/27/50, Callable 9/27/49 @ 100 1,795,715
Tobacco (0.6%):
4,141,000 Altria Group, Inc., 4.80%, 2/14/29, Callable
11/14/28 @ 100 4,197,450
308,000 Altria Group, Inc., 4.25%, 8/9/42 262,545
475,000 Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46
@ 100 370,113
3,647,000 Altria Group, Inc., 3.70%, 2/4/51, Callable 8/4/50
@ 100 2,687,686
3,422,000 BAT Capital Corp., 3.46%, 9/6/29, Callable 6/6/29
@ 100 3,241,007
3,700,000 BAT Capital Corp., 5.65%, 3/16/52, Callable 9/16/51
@ 100 3,584,660
2,008,000 BAT Capital Corp., 7.08%, 8/2/53, Callable 2/2/53
@ 100 2,330,786
16,674,247
Trading Companies & Distributors (0.0%
†
):
289,000 GATX Corp., 3.10%, 6/1/51, Callable 12/1/50 @
100 197,668
4,000 GATX Corp., 6.05%, 6/5/54, Callable 12/5/53 @
100 4,340
202,008
Water Utilities (0.0%
†
):
145,000 CenterPoint Energy Resources Corp., 5.25%,
3/1/28, Callable 2/1/28 @ 100 149,343
Wireless Telecommunication Services (0.5%):
7,243,000 Sprint LLC, 7.63%, 3/1/26, Callable 11/1/25 @ 100 7,469,344
288,000 T-Mobile USA, Inc., 5.38%, 4/15/27, Callable
10/15/24 @ 100.9 288,259
5,724,000 T-Mobile USA, Inc., 3.75%, 4/15/27, Callable
2/15/27 @ 100 5,656,440
13,414,043
Total Corporate Bonds (Cost $686,792,471) 703,738,313

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Foreign Bond (0.0%
†
):
Sovereign Bond (0.0%
†
):
$ 163,000 Romanian Government International Bond,
Registered Shares, 2.50%, 2/8/30, MTN
#
(a) $ 163,709
Total Foreign Bond (Cost $141,904) 163,709
Yankee Debt Obligations (2.6%):
Aerospace & Defense (0.1%):
2,794,000 BAE Systems PLC, 5.25%, 3/26/31, Callable
2/26/31 @ 100(a) 2,905,760
Banks (0.1%):
415,000 Banco del Estado de Chile, Registered Shares,
2.70%, 1/9/25, Callable 12/9/24 @ 100(a) 411,681
200,000 Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a) 214,068
531,000 Bank Gospodarstwa Krajowego, 5.75%, 7/9/34(a) 556,821
446,000 Credicorp, Ltd., 2.75%, 6/17/25, Callable 5/17/25
@ 100(a) 437,638
497,000 Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33,
Callable 10/7/31 @ 100 435,910
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable
5/15/29 @ 100^(a) 323,640
2,379,758
Capital Markets (0.1%):
322,000 Gaci First Investment Co., 5.13%, 2/14/53, Callable
8/14/52 @ 100(a) 291,291
2,020,000 Pfizer Investment Enterprises Pte, Ltd., 4.75%,
5/19/33, Callable 2/19/33 @ 100 2,064,335
1,053,000 UBS Group AG, 3.87% (US0003M+141bps),
1/12/29, Callable 1/12/28 @ 100(a) 1,027,712
140,000 Vale Overseas, Ltd., 6.40%, 6/28/54, Callable
12/28/53 @ 100 145,075
3,528,413
Chemicals (0.1%):
660,000 MEGlobal BV, 4.25%, 11/3/26(a) 650,925
244,000 Oriental Republic of Uruguay, 5.25%, 9/10/60,
Callable 3/10/60 @ 100 244,305
561,000 SABIC Capital II BV, 4.50%, 10/10/28(a) 562,836
1,458,066
Diversified Telecommunication Services (0.0%
†
):
344,000 CK Hutchison International 23, Ltd., 4.75%,
4/21/28, Callable 3/21/28 @ 100(a) 348,394
Electrical Equipment (0.0%
†
):
515,000 Sociedad Quimica y Minera de Chile SA, 4.25%,
1/22/50, Callable 7/22/49 @ 100(a) 413,659
Energy Equipment & Services (0.0%
†
):
321,000 Adnoc Murban Rsc, Ltd., 5.13%, 9/11/54, Callable
3/11/54 @ 100(a) 315,144
200,000 QazaqGaz NC JSC, Registered Shares, 4.38%,
9/26/27(a) 194,000
509,144
Financial Services (0.1%):
470,000 Banco Latinoamericano de Comercio Exterior SA,
2.38%, 9/14/25, Callable 8/15/25 @ 100(a) 458,210
200,000 Banco Nacional de Panama, 2.50%, 8/11/30,
Callable 5/11/30 @ 100(a) 166,500
762,000 Consorcio Transmantaro SA, 4.70%, 4/16/34(a) 750,014
402,000 Corp. Financiera de Desarrollo SA, 5.95%, 4/30/29,
Callable 3/30/29 @ 100(a) 416,070
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 390,000 FIEMEX Energia - Banco Actinver SA Institucion de
Banca Multiple, 7.25%, 1/31/41, Callable 7/31/40
@ 100(a) $ 406,585
219,000 MVM Energetika Zrt, 7.50%, 6/9/28, Callable 3/9/28
@ 100(a) 232,414
2,429,793
Food Products (0.0%
†
):
697,000 Grupo Bimbo SAB de CV, 4.00%, 9/6/49^(a) 563,630
Health Care Providers & Services (0.0%
†
):
567,784 Galaxy Pipeline Assets Bidco, Ltd., 2.94%,
9/30/40(a) 480,271
Household Durables (0.0%
†
):
330,000 LG Electronics, Inc., 5.63%, 4/24/27(a) 338,600
Independent Power and Renewable Electricity Producers
(0.0%
†
):
260,585 AES Panama Generation Holdings SRL, 4.38%,
5/31/30, Callable 2/28/30 @ 100(a) 235,830
506,000 Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @
100(a) 445,280
527,000 Kallpa Generacion SA, 4.13%, 8/16/27, Callable
5/16/27 @ 100(a) 518,468
1,199,578
Interactive Media & Services (0.0%
†
):
475,000 Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27
@ 100 476,979
515,000 Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable
10/19/27 @ 100(a) 505,541
982,520
Machinery (0.1%):
1,875,000 CNH Industrial NV, 3.85%, 11/15/27, Callable
8/15/27 @ 100 1,852,937
Metals & Mining (0.7%):
1,209,000 Anglo American Capital PLC, 4.88%, 5/14/25^(a) 1,205,869
3,552,000 Anglo American Capital PLC, 5.63%, 4/1/30,
Callable 1/1/30 @ 100(a) 3,678,554
6,131,000 Anglo American Capital PLC, 2.63%, 9/10/30,
Callable 6/10/30 @ 100(a) 5,451,795
5,765,000 Anglo American Capital PLC, 2.88%, 3/17/31,
Callable 12/17/30 @ 100(a) 5,121,113
1,006,000 Anglo American Capital PLC, 4.75%, 3/16/52,
Callable 9/16/51 @ 100(a) 882,973
535,000 Anglo American Capital PLC, 6.00%, 4/5/54,
Callable 10/5/53 @ 100(a) 558,085
525,000 Antofagasta PLC, 2.38%, 10/14/30, Callable
7/14/30 @ 100^(a) 451,870
269,000 Antofagasta PLC, 6.25%, 5/2/34, Callable 2/2/34
@ 100(a) 285,140
858,000 Corp. Nacional del Cobre de Chile, Registered
Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a) 835,186
425,000 Freeport Indonesia PT, Registered Shares, 4.76%,
4/14/27, Callable 3/14/27 @ 100(a) 427,589
18,898,174
Oil, Gas & Consumable Fuels (0.1%):
272,000 Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 5/8/29, Callable 4/8/29 @ 100(a) 283,237

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 200,000 Abu Dhabi Developmental Holding Co. PJSC,
5.25%, 10/2/54, Callable 4/2/54 @ 100(a) $ 197,728
715,000 EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a) 588,981
270,000 KazMunayGas National Co. JSC, 3.50%, 4/14/33,
Callable 10/14/32 @ 100(a) 234,900
470,000 Pertamina Persero PT, 3.10%, 1/21/30, Callable
10/21/29 @ 100(a) 435,338
150,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA,
6.24%, 7/3/36, Callable 4/3/36 @ 100(a) 160,753
495,000 QatarEnergy, 2.25%, 7/12/31, Callable 4/12/31 @
100(a) 434,824
623,000 Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable
5/24/50 @ 100(a) 437,658
383,000 Saudi Arabian Oil Co., 5.88%, 7/17/64, Callable
1/17/64 @ 100(a) 386,351
604,000 Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable
5/24/70 @ 100(a) 404,680
3,564,450
Paper & Forest Products (0.1%):
615,000 Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30,
Callable 10/29/29 @ 100(a) 590,793
552,000 Suzano Austria GmbH, 5.75%, 7/14/26^(a) 560,716
327,000 Suzano Austria GmbH, 3.75%, 1/15/31, Callable
10/15/30 @ 100 299,920
278,000 Suzano International Finance BV, 5.50%, 1/17/27 281,050
1,732,479
Pharmaceuticals (0.1%):
1,990,000 Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30,
Callable 12/31/29 @ 100 1,771,255
Semiconductors & Semiconductor Equipment (0.0%
†
):
200,000 SK Hynix, Inc., Registered Shares, 6.50%,
1/17/33(a) 220,283
Software (0.0%
†
):
650,000 SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable
3/17/31 @ 100^(a) 581,750
Sovereign Bond (0.9%):
434,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) 363,407
625,733 Chile Government International Bond, 4.95%,
1/5/36, Callable 10/5/35 @ 100 634,586
3,516,000 Colombia Government International Bond, 3.88%,
4/25/27, Callable 1/25/27 @ 100 3,392,089
275,000 Colombia Government International Bond, 4.50%,
3/15/29, Callable 12/15/28 @ 100 261,003
567,000 Colombia Government International Bond, 3.00%,
1/30/30, Callable 10/30/29 @ 100 486,035
1,905,000 Colombia Government International Bond, 3.13%,
4/15/31, Callable 1/15/31 @ 100 1,576,119
860,000 Colombia Government International Bond, 3.25%,
4/22/32, Callable 1/22/32 @ 100 694,058
425,000 Hungary Government International Bond, 5.25%,
6/16/29(a) 430,730
200,000 Hungary Government International Bond, Registered
Shares, 5.50%, 6/16/34(a) 203,857
240,000 Hungary Government International Bond, 7.63%,
3/29/41 285,527
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 815,000 Mexico Government International Bond, 3.75%,
1/11/28 $ 794,922
378,000 Mexico Government International Bond, 4.75%,
4/27/32, Callable 1/27/32 @ 100 364,138
4,915,000 Mexico Government International Bond, 6.35%,
2/9/35, Callable 11/9/34 @ 100 5,162,077
654,000 Mexico Government International Bond, 4.75%,
3/8/44 554,527
654,000 Mexico Government International Bond, 5.55%,
1/21/45^ 625,527
2,625,000 Mexico Government International Bond, 4.40%,
2/12/52, Callable 8/12/51 @ 100 2,020,106
200,000 Mexico Government International Bond, 6.34%,
5/4/53, Callable 11/4/52 @ 100 199,316
985,000 Mexico Government International Bond, 6.40%,
5/7/54, Callable 11/7/53 @ 100 990,428
322,000 Mexico Government International Bond, 5.75%,
10/12/10 280,836
200,000 Perusahaan Penerbit SBSN Indonesia III, 4.40%,
6/6/27(a) 201,750
430,000 Peruvian Government International Bond, 2.78%,
1/23/31, Callable 10/23/30 @ 100 384,313
397,000 Peruvian Government International Bond, 1.86%,
12/1/32, Callable 9/1/32 @ 100 318,903
116,000 Peruvian Government International Bond, 3.00%,
1/15/34, Callable 10/15/33 @ 100 99,596
3,600,000 Province of British Columbia Canada, 4.75%,
6/12/34 3,747,305
200,000 Qatar Government International Bond, 4.00%,
3/14/29(a) 200,301
200,000 Qatar Government International Bond, 3.75%,
4/16/30(a) 197,726
200,000 Qatar Government International Bond, Registered
Shares, 5.10%, 4/23/48(a) 205,682
412,000 Republic of Poland Government International Bond,
5.50%, 4/4/53, Callable 10/4/52 @ 100 421,352
278,000 Romanian Government International Bond, 5.25%,
11/25/27(a) 279,778
130,000 Romanian Government International Bond,
Registered Shares, 6.63%, 2/17/28(a) 135,960
268,000 Romanian Government International Bond,
Registered Shares, 5.88%, 1/30/29(a) 274,682
368,000 Romanian Government International Bond, 3.63%,
3/27/32(a) 326,711
112,000 Romanian Government International Bond, 7.13%,
1/17/33(a) 122,436
212,000 Saudi Government International Bond, 2.75%,
2/3/32(a) 189,221
200,000 Saudi Government International Bond, 5.00%,
4/17/49(a) 187,470
200,000 Saudi Government International Bond, Registered
Shares, 3.25%, 11/17/51, MTN(a) 137,344
478,000 Saudi Government International Bond, 3.75%,
1/21/55(a) 351,545
27,101,363
Technology Hardware, Storage & Peripherals (0.0%
†
):
908,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%,
2/15/32, Callable 11/15/31 @ 100 787,152

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Tobacco (0.0%
†
):
$ 587,000 BAT International Finance PLC, 4.45%, 3/16/28,
Callable 2/16/28 @ 100 $ 586,293
Wireless Telecommunication Services (0.1%):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31
@ 100(a) 255,152
285,000 Empresa Nacional del Petroleo, 6.15%, 5/10/33,
Callable 2/10/33 @ 100(a) 302,315
200,000 Empresa Nacional del Petroleo, 5.95%, 7/30/34,
Callable 4/30/34 @ 100(a) 210,178
1,659,000 Rogers Communications, Inc., 5.30%, 2/15/34,
Callable 11/15/33 @ 100 1,681,220
2,448,865
Total Yankee Debt Obligations (Cost $76,907,234) 77,082,587
Municipal Bonds (0.5%):
California (0.1%):
905,000 California State University Revenue, Series B,
2.72%, 11/1/52 633,410
1,240,000 Los Angeles Department of Water & Power
Revenue, 6.57%, 7/1/45 1,451,445
435,000 State of California, GO, 7.50%, 4/1/34 523,174
440,000 University of California Revenue, Series BF, 2.65%,
5/15/50, Continuously Callable @100 291,870
347,000 University of California Revenue, Series AQ, 4.77%,
5/15/15 319,521
50,000 University of California Revenue, Series AD, 4.86%,
5/15/12 46,656
3,266,076
Louisiana (0.1%):
2,870,000 Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue,
Series A1-A3, 5.05%, 12/1/34 2,972,832
Massachusetts (0.1%):
2,035,000 Massachusetts Educational Financing Authority
Revenue, Series A, 6.35%, 7/1/49, Continuously
Callable @100 2,099,184
Michigan (0.0%
†
):
801,000 University of Michigan Revenue, Series B, 3.50%,
4/1/52, Continuously Callable @100 650,677
Minnesota (0.0%
†
):
406,000 University of Minnesota Revenue, 4.05%, 4/1/52 362,099
New Jersey (0.1%):
575,000 New Jersey Transportation Trust Fund Authority
Revenue, Series B, 6.56%, 12/15/40 655,782
270,000 New Jersey Transportation Trust Fund Authority
Revenue, 4.13%, 6/15/42 236,701
165,000 New Jersey Turnpike Authority Revenue, Series B,
2.78%, 1/1/40, Continuously Callable @100 130,721
1,023,204
New York (0.1%):
1,420,000 New York State Dormitory Authority Revenue,
Series C, 2.15%, 3/15/31 1,257,552
1,045,000 New York State Dormitory Authority Revenue,
Series C, 2.05%, 3/15/30 942,893
2,200,445
Principal Amount Value
Municipal Bonds, continued
Oklahoma (0.0%
†
):
$ 255,000 Oklahoma Development Finance Authority Revenue,
Series A2, 4.62%, 6/1/44 $ 255,559
Texas (0.0%
†
):
430,000 State of Texas, GO, Series B, 2.75%, 10/1/41,
Continuously Callable @100 327,918
Total Municipal Bonds (Cost $14,256,572) 13,157,994
U.S. Government Agency Mortgages (31.5%):
Federal National Mortgage Association (14.0%):
28,560 2.50%, 9/1/27, Pool #AB6194 27,991
20,910 2.50%, 9/1/27, Pool #AP5205 20,476
8,656 2.50%, 2/1/28, Pool #AB8446 8,447
18,755 2.50%, 4/1/28, Pool #AB8870 18,283
14,151 3.00%, 4/1/28, Pool #AT3121 13,866
16,566 3.00%, 5/1/28, Pool #AT6033 16,222
57,945 2.50%, 8/1/28, Pool #AS0190 56,369
3,053 3.00%, 10/1/28, Pool #AQ4132 2,990
71,237 3.50%, 10/1/28, Pool #AV0198 70,190
35,911 3.00%, 10/1/28, Pool #AU8774 35,130
4,466 3.00%, 11/1/28, Pool #AV0298 4,367
128,865 3.50%, 11/1/28, Pool #AV1360 126,938
95,092 3.00%, 4/1/29, Pool #AW0937 92,853
91,815 3.00%, 5/1/29, Pool #AW2544 88,881
137,769 3.00%, 6/1/29, Pool #AS2676 134,444
173,332 3.00%, 7/1/29, Pool #AW4229 167,674
33,066 3.00%, 7/1/29, Pool #AW1281 32,282
85,982 3.00%, 9/1/29, Pool #AS3220 83,836
246,373 3.00%, 9/1/29, Pool #AL6897 238,958
33,127 3.50%, 9/1/29, Pool #AX0105 32,450
50,981 3.00%, 10/1/29, Pool #AS3594 49,272
10,680 3.50%, 10/1/29, Pool #AX2741 10,455
192,132 3.00%, 1/1/30, Pool #AL6144 187,160
2,605,000 4.11%, 1/15/30(c) 2,134,136
8,036 2.50%, 2/1/30, Pool #AS4488 7,685
6,657 2.50%, 2/1/30, Pool #AS4485 6,382
21,957 2.50%, 2/1/30, Pool #BM3403 21,179
42,646 3.00%, 3/1/30, Pool #AL6583 41,374
55,654 2.50%, 3/1/30, Pool #AS4688 53,253
21,402 2.50%, 4/1/30, Pool #AY3416 20,509
35,321 3.00%, 4/1/30, Pool #AL6584 34,313
10,774 2.50%, 5/1/30, Pool #AY0828 10,300
18,723 3.00%, 5/1/30, Pool #AL6761 18,167
3,901,000 4.20%, 5/15/30(c) 3,147,280
103,198 3.00%, 6/1/30, Pool #AL9381 100,107
7,825 2.50%, 7/1/30, Pool #AS5405 7,631
45,483 2.50%, 7/1/30, Pool #AS5403 44,036
29,528 3.00%, 7/1/30, Pool #AL7139 28,719
13,183 2.50%, 7/1/30, Pool #AZ2170 12,860
39,772 3.00%, 7/1/30, Pool #AX9701 38,682
5,408 3.00%, 7/1/30, Pool #AZ2297 5,364
7,994 3.00%, 7/1/30, Pool #AX9700 7,929
40,853 3.00%, 8/1/30, Pool #AL7227 39,970
34,090 3.00%, 8/1/30, Pool #AS5622 33,156
6,881 3.00%, 8/1/30, Pool #AX3298 6,825
42,841 2.50%, 8/1/30, Pool #AS5616 41,273
6,370 3.00%, 8/1/30, Pool #AZ7833 6,318
39,400 3.00%, 8/1/30, Pool #AS5623 38,548
26,914 2.50%, 8/1/30, Pool #AS5614 26,254
50,915 3.00%, 8/1/30, Pool #AL7225 49,520

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 2,327 3.00%, 8/1/30, Pool #AZ8597 $ 2,308
70,129 2.50%, 8/1/30, Pool #BM3552 67,961
28,132 3.50%, 8/1/30, Pool #AS5708 28,285
21,898 2.50%, 8/1/30, Pool #AS5548 21,201
8,641 3.00%, 9/1/30, Pool #AL7320 8,380
30,612 2.50%, 9/1/30, Pool #AS5786 29,637
14,188 3.00%, 9/1/30, Pool #AZ5719 14,072
32,506 3.00%, 9/1/30, Pool #AS5714 31,616
37,832 2.50%, 9/1/30, Pool #AS5872 36,904
36,937 3.00%, 9/1/30, Pool #AS5728 36,635
28,575 2.50%, 11/1/30, Pool #AS6142 27,665
4,646 2.50%, 11/1/30, Pool #AL7800 4,476
30,898 2.50%, 11/1/30, Pool #AS6115 29,767
28,541 2.50%, 11/1/30, Pool #AS6116 27,832
37,232 2.50%, 11/1/30, Pool #AS6141 36,319
391,685 3.00%, 1/1/31, Pool #BM3537 383,871
34,946 2.50%, 3/1/31, Pool #BM1595 34,105
59,249 2.50%, 6/1/31, Pool #AS7320 57,378
927,411 1.50%, 6/1/31, Pool #MA4367 867,821
10,167,000 5.81%, 6/1/31, Pool #BZ1178 10,551,077
1,702,563 1.50%, 7/1/31, Pool #MA4389 1,591,900
96,244 2.50%, 7/1/31, Pool #AS7617 93,205
89,764 2.50%, 7/1/31, Pool #AS7605 86,930
582,672 3.00%, 8/1/31, Pool #AL9376 575,698
3,482 2.50%, 8/1/31, Pool #BC2777 3,373
8,639 4.00%, 8/1/31, Pool #AY4688 8,512
18,007 4.00%, 8/1/31, Pool #AY4707 18,142
63,462 3.00%, 9/1/31, Pool #AL9378 61,911
239,232 2.50%, 10/1/31, Pool #AS8208 231,673
123,429 2.50%, 10/1/31, Pool #AS8009 119,076
169,734 2.50%, 10/1/31, Pool #AS8193 163,744
368,905 2.50%, 10/1/31, Pool #AS8195 360,344
33,670 2.00%, 10/1/31, Pool #MA2774 32,115
820,046 2.50%, 10/1/31, Pool #BC4773 801,024
10,837 2.00%, 11/1/31, Pool #AS8291 10,336
172,333 2.00%, 11/1/31, Pool #AS8251 164,376
126,943 2.50%, 11/1/31, Pool #BC2631 122,418
56,746 2.00%, 11/1/31, Pool #BC9040 54,126
73,783 2.50%, 11/1/31, Pool #BC2628 72,069
141,251 2.50%, 11/1/31, Pool #AS8240 136,789
59,707 2.50%, 11/1/31, Pool #BC2629 57,820
84,920 2.50%, 11/1/31, Pool #AS8241 81,924
65,293 2.50%, 11/1/31, Pool #AS8245 63,778
196,372 2.00%, 11/1/31, Pool #BM3054 187,305
47,812 2.00%, 12/1/31, Pool #MA2845 45,604
7,404 3.00%, 2/1/32, Pool #BE5670 7,238
12,370 2.50%, 2/1/32, Pool #BM1036 11,926
228,521 2.50%, 3/1/32, Pool #AS9321 216,701
248,936 2.50%, 3/1/32, Pool #AS9319 238,912
227,020 2.50%, 3/1/32, Pool #AS9318 215,750
128,397 2.50%, 3/1/32, Pool #AS9317 121,505
129,098 2.50%, 3/1/32, Pool #AS9316 124,265
314,889 2.00%, 3/1/32, Pool #BM3061 300,345
186,431 3.00%, 3/1/32, Pool #AS9327 182,246
898,431 3.50%, 4/1/32, Pool #BM3503 892,024
666,114 3.50%, 5/1/32, Pool #BM1602 663,975
966,391 3.00%, 6/1/32, Pool #BM1791 946,016
284,236 2.50%, 8/1/32, Pool #BM3578 270,111
101,504 3.00%, 9/1/32, Pool #BM3240 100,289
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 40,231 3.50%, 11/1/32, Pool #BJ2054 $ 39,943
41,061 5.50%, 1/1/33, Pool #676661 42,516
22,764 3.50%, 1/1/33, Pool #BJ2096 22,443
547,931 2.50%, 2/1/33, Pool #BM3793 534,490
1,292,466 3.00%, 5/1/33, Pool #FM1880 1,252,434
28,659 5.50%, 5/1/33, Pool #555424 29,195
41,482 4.00%, 9/1/33, Pool #BK7642 41,361
111,485 4.00%, 10/1/33, Pool #CA2527 111,912
114,369 4.00%, 11/1/33, Pool #CA2555 114,585
216,394 2.50%, 12/1/33, Pool #FM1680 208,292
3,430,000 Class A3 , Series 2022-M5, 2.43%, 1/1/34 2,931,064
69,704 5.50%, 2/1/35, Pool #735989 71,029
211,548 5.00%, 2/1/35, Pool #735226 216,275
17,478 5.00%, 3/1/35, Pool #735288 17,878
6,597 6.00%, 4/1/35, Pool #735504 6,821
509,223 2.00%, 6/1/35, Pool #CA5933 470,583
245,428 2.00%, 6/1/35, Pool #CA5939 225,088
134,845 3.00%, 8/1/35, Pool #CA6849 129,147
125,775 3.00%, 8/1/35, Pool #CA6876 121,570
2,585,000 1.53%, 8/17/35, Callable 11/17/24 @ 100.00 1,964,181
1,708,000 1.55%, 8/24/35, Callable 11/24/24 @ 100.00 1,300,113
3,170,000 1.60%, 8/24/35, Callable 11/24/24 @ 100.00 2,426,733
32,433 5.00%, 9/1/35, Pool #889974 32,625
235,498 2.00%, 9/1/35, Pool #CA6840 217,915
259,771 2.00%, 9/1/35, Pool #CA7136 239,210
2,770,000 1.78%, 11/16/35, Callable 11/16/24 @ 100.00 2,143,035
850,093 2.50%, 12/1/35, Pool #CA8388 803,247
875,043 1.50%, 12/1/35, Pool #CA8377 784,950
38,660 3.00%, 12/1/35, Pool #CA8391 37,212
83,402 3.00%, 12/1/35, Pool #CA8389 80,612
742,632 2.50%, 12/1/35, Pool #CA8387 702,231
90,863 4.00%, 1/1/36, Pool #AB0686 90,238
325,797 2.00%, 2/1/36, Pool #FM6149 301,476
341,116 2.50%, 3/1/36, Pool #CA9444 322,039
455,979 2.00%, 3/1/36, Pool #CA9432 419,434
230,874 1.50%, 3/1/36, Pool #CA9422 207,671
586,706 2.00%, 4/1/36, Pool #FM7495 546,701
432,578 2.00%, 5/1/36, Pool #CB0428 403,092
376,517 1.50%, 5/1/36, Pool #CB0622 338,667
1,341,054 1.50%, 6/1/36, Pool #FM7423 1,192,446
666,273 2.00%, 7/1/36, Pool #FM8117 612,925
1,633,563 2.00%, 9/1/36, Pool #FM8733 1,505,056
1,477,851 2.00%, 9/1/36, Pool #FM8695 1,367,364
170,250 5.50%, 9/1/36, Pool #995113 175,555
19,725 3.00%, 10/1/36, Pool #AL9227 18,725
146,235 3.00%, 11/1/36, Pool #AS8348 140,296
62,566 3.00%, 11/1/36, Pool #AS8349 59,395
318,624 2.00%, 11/1/36, Pool #FM9318 293,031
5,109,322 1.50%, 12/1/36, Pool #FS0003 4,581,691
148,518 3.00%, 12/1/36, Pool #BE1896 140,990
203,635 3.00%, 12/1/36, Pool #AS8553 193,321
312,284 2.00%, 1/1/37, Pool #FS0216 289,030
714,657 2.00%, 2/1/37, Pool #CB2967 654,582
313,400 2.00%, 2/1/37, Pool #FS0754 289,377
390,053 1.50%, 2/1/37, Pool #FS3221 356,415
135,094 2.00%, 2/1/37, Pool #FS0610 123,906
1,273,175 2.00%, 3/1/37, Pool #FS1331 1,172,292
377,443 2.00%, 3/1/37, Pool #CB2966 346,300
1,623,952 2.00%, 3/1/37, Pool #FS1330 1,493,898

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 960,538 2.00%, 4/1/37, Pool #FS3325 $ 886,038
7,595 5.50%, 2/1/38, Pool #961545 7,864
6,672 6.00%, 3/1/38, Pool #889529 6,960
37,361 5.50%, 5/1/38, Pool #889441 38,599
39,028 5.50%, 5/1/38, Pool #889692 40,165
17,585 6.00%, 5/1/38, Pool #889466 18,344
26,986 5.50%, 6/1/38, Pool #995018 27,863
7,865 5.50%, 9/1/38, Pool #889995 8,097
18,667 6.00%, 10/1/38, Pool #889983 19,703
120,502 5.50%, 1/1/39, Pool #AB0200 123,157
35,224 4.50%, 4/1/39, Pool #930922 35,693
28,915 3.50%, 5/1/39, Pool #MA3660 27,849
42,899 4.50%, 5/1/39, Pool #AL1472 43,430
397,351 5.00%, 6/1/39, Pool #AL7521 399,682
285,232 6.00%, 7/1/39, Pool #BF0056 296,918
20,248 5.50%, 10/1/39, Pool #AD0362 21,426
2,825,000 2.50%, 10/25/39, TBA 2,646,230
3,166,000 4.50%, 10/25/39, TBA 3,170,947
828,000 4.00%, 10/25/39, TBA 821,273
1,032,000 3.00%, 10/25/39, TBA 988,463
164,760 5.50%, 12/1/39, Pool #AC6680 173,593
19,530 5.50%, 12/1/39, Pool #AD0571 20,677
124,521 3.50%, 12/1/39, Pool #MA3869 119,946
52,953 3.50%, 1/1/40, Pool #MA3891 51,017
1,980,407 4.50%, 1/1/40, Pool #AC8568 1,996,035
94,625 3.50%, 2/1/40, Pool #MA3935 91,163
16,890 5.50%, 3/1/40, Pool #AL5304 18,028
124,734 6.00%, 4/1/40, Pool #AL4141 131,506
15,514 4.50%, 4/1/40, Pool #AD4038 15,696
23,587 6.50%, 5/1/40, Pool #AL1704 24,853
32,692 4.50%, 7/1/40, Pool #AD7127 32,980
27,346 4.50%, 7/1/40, Pool #AB1226 27,561
15,002 6.00%, 9/1/40, Pool #AE0823 15,618
16,158 4.00%, 1/1/41, Pool #AL7167 16,045
32,423 6.00%, 6/1/41, Pool #AL4142 34,304
210,065 5.00%, 7/1/41, Pool #AL7524 217,570
11,955 4.50%, 7/1/41, Pool #AB3314 12,042
22,298 4.50%, 9/1/41, Pool #AI8961 22,773
360,503 5.50%, 9/1/41, Pool #AL8430 372,001
12,975,266 1.50%, 11/1/41, Pool #FS0316 11,105,047
2,050,729 2.00%, 12/1/41, Pool #MA4501 1,780,421
6,612,803 1.50%, 12/1/41, Pool #MA4500 5,629,272
479,597 4.00%, 1/1/42, Pool #AB4307 478,097
114,943 3.50%, 1/1/42, Pool #AW8154 108,398
516,068 2.00%, 2/1/42, Pool #MA4540 447,936
5,002,142 2.00%, 3/1/42, Pool #MA4570 4,341,748
47,155 3.50%, 4/1/42, Pool #AO0777 45,076
783,377 2.00%, 4/1/42, Pool #MA4586 679,935
17,693 3.50%, 4/1/42, Pool #AK7510 16,910
97,429 4.00%, 5/1/42, Pool #AO2961 96,202
22,167 4.00%, 5/1/42, Pool #AO2114 21,888
6,618 3.50%, 5/1/42, Pool #AO2881 6,325
9,915 3.50%, 6/1/42, Pool #AK9225 9,477
7,361 3.50%, 6/1/42, Pool #AO3048 7,035
23,330 3.50%, 7/1/42, Pool #AO9707 22,298
94,269 4.50%, 9/1/42, Pool #AL2482 94,967
564,917 4.50%, 1/1/43, Pool #AL8206 569,464
37,186 3.00%, 3/1/43, Pool #AR7568 34,006
47,229 3.00%, 3/1/43, Pool #AR7576 43,362
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 58,010 3.00%, 3/1/43, Pool #AR9218 $ 53,230
46,511 3.00%, 4/1/43, Pool #AB8923 42,678
55,214 3.00%, 4/1/43, Pool #AR8630 50,665
47,744 3.00%, 4/1/43, Pool #AB8924 43,838
45,770 3.00%, 4/1/43, Pool #AT2043 42,024
527 3.50%, 4/1/43, Pool #CA1530 498
76,727 3.00%, 4/1/43, Pool #AT2040 70,405
19,205 3.00%, 4/1/43, Pool #AT2037 17,563
5,715 3.00%, 6/1/43, Pool #AB9564 5,291
380,882 5.00%, 12/1/43, Pool #AL7777 389,087
186,972 5.00%, 11/1/44, Pool #AL8878 191,172
163,638 3.50%, 2/1/45, Pool #BM1100 156,668
508,161 3.50%, 2/1/45, Pool #FM5294 486,345
105,517 5.00%, 6/1/45, Pool #BM3784 108,931
2,166,235 3.50%, 9/1/45, Pool #FM3224 2,072,013
79,003 4.50%, 9/1/45, Pool #AL7936 79,565
49,477 4.50%, 11/1/45, Pool #AL9501 49,957
2,864 4.50%, 11/1/45, Pool #AS6233 2,904
4,993,375 3.50%, 11/1/45, Pool #FM6411 4,747,063
108,576 4.50%, 12/1/45, Pool #BM1756 107,948
12,868 3.00%, 6/1/46, Pool #AS7365 11,825
914,470 3.50%, 7/1/46, Pool #BA7748 868,300
262,621 4.50%, 7/1/46, Pool #BM3053 263,882
331,617 4.50%, 7/1/46, Pool #BM1920 337,256
14,592 3.00%, 8/1/46, Pool #AL9031 13,544
887,181 3.00%, 9/1/46, Pool #BD1469 810,840
270,746 3.00%, 11/1/46, Pool #BD9644 250,096
140,751 3.00%, 11/1/46, Pool #BD9645 129,248
106,343 3.00%, 11/1/46, Pool #BD9643 98,230
202,837 3.50%, 12/1/46, Pool #BE2103 191,383
808,301 3.00%, 12/1/46, Pool #AS8486 738,732
310,222 3.50%, 2/1/47, Pool #BE1534 292,204
705,372 3.50%, 2/1/47, Pool #AL9920 665,550
68,808 3.50%, 3/1/47, Pool #BH0158 64,811
295,252 3.50%, 5/1/47, Pool #BM1174 285,420
160,485 3.50%, 5/1/47, Pool #BE9375 151,166
425,545 3.50%, 5/1/47, Pool #BD2417 400,835
259,254 4.00%, 5/1/47, Pool #BH0398 254,004
128,882 3.50%, 6/1/47, Pool #BH0567 121,397
189,986 4.00%, 7/1/47, Pool #BH3401 186,141
265,496 4.00%, 8/1/47, Pool #BM1619 260,119
17,940 4.00%, 9/1/47, Pool #MA3121 17,507
127,897 4.50%, 10/1/47, Pool #BM3052 129,197
565,648 3.50%, 11/1/47, Pool #MA3182 535,300
566,311 3.50%, 12/1/47, Pool #MA3210 535,978
156,355 4.50%, 12/1/47, Pool #BH7067 155,970
342,473 3.50%, 1/1/48, Pool #MA3238 324,099
1,157,116 3.50%, 1/1/48, Pool #FM5293 1,100,667
389,898 4.00%, 1/1/48, Pool #BH9222 380,496
258,792 3.50%, 2/1/48, Pool #BH9277 244,772
64,233 4.00%, 2/1/48, Pool #BJ9057 62,845
62,164 4.00%, 2/1/48, Pool #BJ9058 60,863
3,170,625 3.50%, 3/1/48, Pool #BJ0650 2,998,850
107,873 3.50%, 3/1/48, Pool #BK1958 102,030
171,687 3.50%, 3/1/48, Pool #BJ0648 162,384
328,308 3.50%, 3/1/48, Pool #BJ4916 310,518
195,202 3.50%, 4/1/48, Pool #FM5295 184,721
2,922,889 4.50%, 4/1/48, Pool #FM7783 2,933,798
31,982 4.00%, 4/1/48, Pool #MA3333 31,058

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 123,545 4.50%, 4/1/48, Pool #BM3846 $ 124,806
1,757,341 4.50%, 5/1/48, Pool #CA1704 1,766,427
1,504,979 3.50%, 5/1/48, Pool #MA3356 1,425,021
37,591 4.00%, 5/1/48, Pool #CA2708 36,502
26,649 4.00%, 6/1/48, Pool #MA3384 25,881
137,506 5.00%, 6/1/48, Pool #CA2317 139,977
26,337 4.00%, 7/1/48, Pool #MA3415 25,503
8,910 4.50%, 7/1/48, Pool #BK4471 8,956
67,927 4.50%, 7/1/48, Pool #BK6113 68,630
244,620 4.00%, 8/1/48, Pool #BK4772 238,422
548,927 5.00%, 9/1/48, Pool #MA3472 558,794
357,600 4.00%, 9/1/48, Pool #FM5566 347,412
40,729 5.00%, 10/1/48, Pool #MA3501 41,470
111,482 5.00%, 10/1/48, Pool #BK7881 113,514
77,930 4.00%, 10/1/48, Pool #CA2469 75,733
7,854 3.50%, 11/1/48, Pool #FM1543 7,412
74,245 5.00%, 11/1/48, Pool #MA3527 75,596
24,798 5.00%, 12/1/48, Pool #BN4404 25,155
19,947 5.00%, 1/1/49, Pool #BN4430 20,337
72,855 5.00%, 1/1/49, Pool #BN3949 74,182
1,075,296 4.00%, 1/1/49, Pool #FM5296 1,050,977
238,164 3.50%, 6/1/49, Pool #FM5315 225,508
702,592 4.00%, 9/1/49, Pool #FM3665 687,348
4,164,971 3.00%, 3/1/50, Pool #FM5290 3,837,346
309,674 4.00%, 3/1/50, Pool #CA5368 298,571
283,464 4.00%, 5/1/50, Pool #FM7973 275,389
395,102 4.00%, 6/1/50, Pool #CA6106 384,767
2,677,112 2.50%, 7/1/50, Pool #CA6343 2,351,108
2,593,349 2.50%, 7/1/50, Pool #CA6342 2,277,517
2,627,276 2.50%, 7/1/50, Pool #CA6341 2,307,310
1,525,106 2.50%, 7/1/50, Pool #CA6359 1,350,558
3,038,726 2.50%, 8/1/50, Pool #CA6577 2,668,684
2,533,843 2.50%, 8/1/50, Pool #CA6636 2,225,282
777,702 2.50%, 8/1/50, Pool #CA6711 682,996
1,557,868 3.00%, 8/1/50, Pool #FM5292 1,422,317
237,644 4.00%, 8/1/50, Pool #FM7703 230,947
1,745,438 2.00%, 8/1/50, Pool #FP0025 1,455,712
1,134,108 2.00%, 9/1/50, Pool #MA4119 944,467
356,109 2.00%, 9/1/50, Pool #BQ0697 296,572
2,042,877 2.00%, 10/1/50, Pool #MA4158 1,692,321
1,856,810 1.50%, 10/1/50, Pool #MA4157 1,465,417
1,615,108 1.50%, 11/1/50, Pool #MA4181 1,274,630
261,216 2.00%, 11/1/50, Pool #BQ6334 218,904
494,499 2.50%, 11/1/50, Pool #FM4874 437,912
1,752,957 2.50%, 11/1/50, Pool #CA7597 1,552,326
1,233,558 2.00%, 12/1/50, Pool #FM5176 1,038,460
389,313 2.00%, 12/1/50, Pool #FM5305 328,256
466,556 2.50%, 1/1/51, Pool #CA8592 409,734
1,455,810 4.00%, 1/1/51, Pool #FM7031 1,416,575
31,077,780 2.00%, 1/1/51, Pool #MA4237 25,861,527
9,206,419 3.50%, 1/1/51, Pool #FM7599 8,683,057
2,529,238 2.00%, 2/1/51, Pool #BR1615 2,101,550
1,291,278 2.50%, 2/1/51, Pool #CA9038 1,128,808
2,175,058 1.50%, 3/1/51, Pool #MA4280 1,719,532
454,740 2.00%, 3/1/51, Pool #BN9004 383,278
174,545 2.50%, 3/1/51, Pool #BR4654 152,578
824,296 2.00%, 3/1/51, Pool #BN8997 691,603
1,602,834 4.00%, 3/1/51, Pool #FM7460 1,557,655
589,559 2.00%, 4/1/51, Pool #BR7241 496,731
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,116,460 2.00%, 4/1/51, Pool #FM6863 $ 941,359
259,006 2.00%, 4/1/51, Pool #FS0599 218,408
762,531 2.00%, 4/1/51, Pool #BR7802 639,798
201,518 2.50%, 4/1/51, Pool #BR8896 176,165
107,071 2.50%, 4/1/51, Pool #BR8283 93,601
1,896,950 2.50%, 5/1/51, Pool #CB0383 1,661,149
59,381 2.50%, 5/1/51, Pool #BR8296 51,908
8,087,489 4.00%, 5/1/51, Pool #FS1463 7,829,082
114,523 2.50%, 5/1/51, Pool #BR8915 100,112
549,693 1.50%, 6/1/51, Pool #BR9265 435,063
5,484,576 3.00%, 6/1/51, Pool #CB0848 4,939,480
10,765,650 2.00%, 7/1/51, Pool #MA4378 8,945,430
188,408 2.50%, 7/1/51, Pool #BP3574 164,699
9,728,772 2.00%, 8/1/51, Pool #CB1309 8,083,599
8,198,351 2.00%, 8/1/51, Pool #CB1310 6,811,978
3,864,436 4.00%, 10/1/51, Pool #FS1133 3,755,552
652,514 2.50%, 10/1/51, Pool #CB1806 571,414
64,137 2.50%, 10/1/51, Pool #BT8452 56,069
2,306,935 3.00%, 11/1/51, Pool #CB2165 2,093,059
1,095,615 2.00%, 11/1/51, Pool #CB2139 923,639
2,279,450 2.00%, 11/1/51, Pool #CB2054 1,913,462
2,010,192 2.00%, 11/1/51, Pool #FM9538 1,682,312
986,001 2.00%, 11/1/51, Pool #FM9452 830,685
2,075,105 2.00%, 11/1/51, Pool #CB2079 1,720,973
840,313 2.50%, 11/1/51, Pool #FS0026 739,213
2,771,435 2.00%, 11/1/51, Pool #FS1334 2,298,457
1,424,856 2.00%, 12/1/51, Pool #FS0211 1,192,161
500,058 2.50%, 12/1/51, Pool #CB2372 437,895
264,747 2.00%, 12/1/51, Pool #FS0598 223,705
1,026,096 3.00%, 12/1/51, Pool #CB2418 930,781
638,811 2.00%, 12/1/51, Pool #FM9730 536,227
946,300 2.00%, 12/1/51, Pool #FM9925 789,599
1,443,139 2.00%, 12/1/51, Pool #FS0212 1,208,552
1,323,353 2.00%, 1/1/52, Pool #CB2601 1,107,482
1,756,294 2.50%, 1/1/52, Pool #CB2620 1,543,831
2,115,824 2.50%, 1/1/52, Pool #CB2621 1,852,913
1,139,891 2.00%, 1/1/52, Pool #FS0290 953,955
2,365,320 2.50%, 1/1/52, Pool #FS0378 2,093,907
1,710,204 2.00%, 1/1/52, Pool #FS0497 1,446,456
3,209,047 2.50%, 1/1/52, Pool #CB2622 2,811,969
988,061 2.50%, 1/1/52, Pool #CB2633 854,632
1,661,169 2.50%, 1/1/52, Pool #FS0193 1,449,735
2,692,437 2.50%, 1/1/52, Pool #FS0209 2,357,737
2,139,578 2.50%, 1/1/52, Pool #FS0208 1,874,882
1,543,796 2.00%, 2/1/52, Pool #CB2837 1,298,724
2,141,065 2.50%, 2/1/52, Pool #CB2856 1,876,474
675,301 2.00%, 2/1/52, Pool #CB2836 562,457
341,408 2.50%, 2/1/52, Pool #CB2863 302,975
1,833,688 2.50%, 2/1/52, Pool #CB2855 1,610,790
6,343,836 2.00%, 2/1/52, Pool #FS2040 5,257,140
3,440,111 2.00%, 2/1/52, Pool #CB2838 2,894,003
805,458 2.00%, 2/1/52, Pool #FS0646 677,614
509,090 2.50%, 2/1/52, Pool #CB2854 452,870
1,459,164 2.00%, 3/1/52, Pool #CB3105 1,227,542
825,005 2.50%, 3/1/52, Pool #FS1661 725,654
3,856,736 2.00%, 3/1/52, Pool #CB3102 3,229,128
265,418 3.00%, 3/1/52, Pool #CB3115 241,397
2,087,672 2.00%, 3/1/52, Pool #CB3101 1,756,185
731,177 4.00%, 4/1/52, Pool #FS1267 710,488

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 733,986 3.00%, 4/1/52, Pool #FS1520 $ 667,827
4,501,996 4.00%, 5/1/52, Pool #FS3377 4,359,531
1,198,771 3.00%, 5/1/52, Pool #FS1522 1,088,733
513,742 3.50%, 5/1/52, Pool #BV8545 484,836
1,072,115 5.00%, 7/1/52, Pool #FS2473 1,082,123
568,124 3.50%, 7/1/52, Pool #FS2812 536,005
443,888 4.50%, 7/1/52, Pool #MA4656 436,738
856,331 5.00%, 7/1/52, Pool #FS2458 872,781
702,302 5.00%, 7/1/52, Pool #FS2409 713,595
398,589 3.50%, 8/1/52, Pool #CB4324 376,135
9,407,196 4.50%, 8/1/52, Pool #CB4345 9,336,379
94,072 3.50%, 9/1/52, Pool #CB4657 88,447
273,829 3.50%, 9/1/52, Pool #CB4658 258,116
361,638 3.50%, 9/1/52, Pool #CB4660 340,478
427,103 3.50%, 9/1/52, Pool #CB4661 400,542
431,815 6.00%, 11/1/52, Pool #FS3251 450,286
897,984 5.00%, 12/1/52, Pool #MA4841 898,317
1,313,095 5.50%, 1/1/53, Pool #BX6108 1,330,468
947,266 5.50%, 1/1/53, Pool #CB5462 962,244
2,330,924 5.00%, 1/1/53, Pool #CB5450 2,336,464
2,633,520 6.00%, 1/1/53, Pool #FS3832 2,709,974
391,837 5.00%, 1/1/53, Pool #BX4207 393,295
8,484,091 5.00%, 4/1/53, Pool #CB6063 8,512,631
2,048,476 6.00%, 4/1/53, Pool #CB6094 2,104,536
719,513 5.50%, 5/1/53, Pool #BY2967 731,969
2,780,241 6.00%, 5/1/53, Pool #CB6329 2,856,264
3,684,983 5.50%, 5/1/53, Pool #CB6321 3,748,818
870,039 6.00%, 5/1/53, Pool #FS4641 893,828
396,834 6.00%, 5/1/53, Pool #BY0568 407,659
748,762 5.50%, 5/1/53, Pool #BY0557 761,725
2,893,539 5.50%, 5/1/53, Pool #FS4629 2,943,659
2,112,223 5.50%, 6/1/53, Pool #CB6463 2,148,817
3,562,221 6.00%, 7/1/53, Pool #CB6757 3,659,663
6,953,621 6.00%, 8/1/53, Pool #CB6872 7,116,999
3,690,550 6.50%, 8/1/53, Pool #FS5537 3,823,780
808,898 6.50%, 9/1/53, Pool #CB7142 836,071
2,144,631 6.50%, 10/1/53, Pool #CB7349 2,213,198
4,942,072 6.50%, 2/1/54, Pool #CB8018 5,113,776
2,522,810 6.50%, 6/1/54, Pool #CB8727 2,604,163
4,432,400 5.50%, 10/25/54, TBA 4,484,342
1,277,000 6.50%, 10/25/54, TBA 1,316,507
72,000 4.00%, 10/25/54, TBA 69,143
2,146,232 3.00%, 10/25/54, TBA 1,925,573
6,211,700 6.50%, 11/25/54, TBA 6,405,816
409,885,303
Federal Home Loan Mortgage Corporation (9.4%):
35,243 3.00%, 9/1/27, Pool #U70060 34,783
22,711 3.00%, 7/1/28, Pool #U79018 22,403
591,000 4.06%, 9/15/29(c) 490,773
4,510,000 Class XFX , Series KL06, 1.47%, 12/25/29, Callable
9/25/29 @ 100.00 262,957
12,745 3.00%, 1/1/30, Pool #V60696 12,351
15,606 3.00%, 1/1/30, Pool #V60724 15,065
28,015 2.50%, 3/1/30, Pool #V60770 26,851
42,326 2.50%, 5/1/30, Pool #V60796 42,319
28,841 2.50%, 5/1/30, Pool #J31418 27,823
54,677 3.00%, 5/1/30, Pool #J31689 53,594
69,238 2.50%, 5/1/30, Pool #J31728 66,682
109,595 3.00%, 6/1/30, Pool #V60840 106,302
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 2,435 2.50%, 7/1/30, Pool #J32491 $ 2,337
11,666 2.50%, 7/1/30, Pool #J32204 11,220
9,133 2.50%, 7/1/30, Pool #J32209 8,886
6,497 3.00%, 7/1/30, Pool #J32181 6,368
51,039 3.00%, 7/1/30, Pool #G15520 49,624
3,159 2.50%, 7/1/30, Pool #V60905 3,158
38,600 2.50%, 8/1/30, Pool #V60902 37,678
6,619 3.00%, 8/1/30, Pool #J32436 6,434
47,123 2.50%, 8/1/30, Pool #V60886 45,997
11,012 3.00%, 8/1/30, Pool #V60909 10,679
38,288 2.50%, 9/1/30, Pool #V60903 37,221
117,245 2.50%, 9/1/30, Pool #V60904 117,227
7,150,503 Class X1 , Series K121, 1.12%, 10/25/30 345,634
190,000 6.75%, 3/15/31 222,166
197,000 4.40%, 3/15/31(c) 152,960
209,582 2.50%, 4/1/31, Pool #G16186 201,555
3,825,511 1.50%, 5/1/31, Pool #RD5057 3,582,850
586,906 1.50%, 6/1/31, Pool #RD5059 549,230
3,575,000 Class A2 , Series K145, 2.58%, 5/25/32 3,215,126
1,740,000 Class A2 , Series K146, 2.92%, 6/25/32 1,601,830
4,601 3.00%, 10/1/32, Pool #J37706 4,472
6,299 3.00%, 11/1/32, Pool #J37835 6,122
4,358 3.00%, 12/1/32, Pool #J38060 4,235
1,581,946 2.50%, 4/1/33, Pool #ZS8087 1,521,611
307,464 Class A2 , Series KG08, 4.13%, 5/25/33 306,120
4,491,000 Class A3 , Series K156, 3.70%, 6/25/33 4,323,807
78,123 3.50%, 1/1/34, Pool #ZS9068 76,730
250,000 Class A10F , Series 2024-SB115, 4.41%, 8/25/34,
Callable 7/25/34 @ 100.00 249,150
844,822 2.50%, 1/1/35, Pool #SB0298 795,042
49,279 5.50%, 2/1/35, Pool #G04692 51,848
287,906 3.50%, 5/1/35, Pool #SC0063 285,540
1,550,000 1.46%, 8/17/35, Callable 11/17/24 @ 100.00 1,169,478
729,523 2.00%, 9/1/35, Pool #SB0539 671,809
1,514,534 2.00%, 1/1/36, Pool #SB0546 1,389,000
853,066 2.00%, 2/1/36, Pool #RC1819 794,941
962,348 2.00%, 2/1/36, Pool #SB8507 887,549
306,278 2.00%, 3/1/36, Pool #SB0544 282,363
271,248 1.50%, 4/1/36, Pool #SB0510 243,991
1,833,799 1.50%, 4/1/36, Pool #SB0514 1,633,850
1,805,913 2.00%, 5/1/36, Pool #RC1999 1,682,821
372,436 1.50%, 5/1/36, Pool #RC1975 331,802
4,141,327 2.00%, 6/1/36, Pool #RC2071 3,815,435
1,760,131 2.00%, 7/1/36, Pool #RC2097 1,621,638
3,155,000 1.72%, 9/22/36, Callable 12/22/24 @ 100.00 2,366,471
1,449,444 2.00%, 4/1/37, Pool #SB0679 1,332,738
35,755 3.00%, 9/1/37, Pool #ZA2471 33,758
736,316 3.00%, 6/1/38, Pool #SC0111 700,331
77,711 6.00%, 4/1/39, Pool #G07613 80,442
12,713 4.50%, 12/1/39, Pool #A90196 12,915
372,373 3.50%, 1/1/40, Pool #RB5028 358,708
48,356 3.50%, 2/1/40, Pool #RB5034 46,583
13,476 4.50%, 7/1/40, Pool #A93010 13,526
14,107 4.00%, 8/1/40, Pool #A93534 13,860
91,186 4.00%, 9/1/40, Pool #A93851 90,168
260,022 4.50%, 9/1/40, Pool #A93700 263,107
18,921 4.00%, 10/1/40, Pool #A95923 19,096
13,394 4.00%, 11/1/40, Pool #A95144 13,517
13,659 4.00%, 11/1/40, Pool #A94779 13,785

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 13,410 4.00%, 11/1/40, Pool #A94977 $ 13,534
832 4.00%, 4/1/41, Pool #Q00093 824
33,328 4.50%, 5/1/41, Pool #Q00959 33,628
29,039 4.50%, 5/1/41, Pool #Q00804 29,300
205,553 5.50%, 6/1/41, Pool #G07553 213,061
17,001 4.00%, 10/1/41, Pool #Q03841 17,076
45,913 5.00%, 10/1/41, Pool #G07642 46,675
23,157 4.00%, 10/1/41, Pool #Q04022 23,260
318,755 2.00%, 2/1/42, Pool #RB5145 276,669
1,674,795 2.00%, 3/1/42, Pool #RB5148 1,453,663
106,001 3.50%, 4/1/42, Pool #Q07417 102,018
115,563 3.50%, 4/1/42, Pool #C03811 109,470
334,359 2.00%, 4/1/42, Pool #RB5153 291,352
9,817 3.50%, 5/1/42, Pool #Q08239 9,433
3,586 3.50%, 5/1/42, Pool #Q08306 3,446
14,966 3.50%, 8/1/42, Pool #Q12162 14,404
87,625 3.50%, 8/1/42, Pool #G07106 84,334
5,361 3.50%, 10/1/42, Pool #Q11909 5,160
136,832 3.00%, 1/1/43, Pool #Q14866 128,834
59,755 3.00%, 3/1/43, Pool #Q16403 56,079
110,256 3.00%, 3/1/43, Pool #Q16673 103,473
60,369 3.50%, 6/1/43, Pool #Q18718 58,901
95,963 3.50%, 7/1/43, Pool #Q20206 92,337
39,787 4.00%, 9/1/43, Pool #Q21579 39,182
103,977 4.50%, 12/1/43, Pool #Q23779 106,199
73,766 4.50%, 12/1/43, Pool #G60018 74,611
11,198 3.50%, 1/1/44, Pool #Q24368 10,775
459,342 3.50%, 4/1/44, Pool #G07848 440,639
44,535 4.00%, 4/1/44, Pool #Q25643 43,933
9,796 3.50%, 5/1/44, Pool #Q26218 9,418
54,708 3.50%, 6/1/44, Pool #Q28764 52,651
1,526,302 3.00%, 6/1/44, Pool #SD0498 1,421,850
10,208 3.50%, 7/1/44, Pool #Q27319 9,814
39,066 4.00%, 7/1/44, Pool #G60901 38,593
17,206 3.50%, 9/1/44, Pool #Q28604 16,542
1,549,458 3.50%, 9/1/44, Pool #SD0481 1,486,383
1,534,621 4.00%, 1/1/45, Pool #SD0478 1,514,964
1,733,900 4.00%, 1/1/45, Pool #SD0490 1,714,531
12,241 4.00%, 2/1/45, Pool #Q31338 12,165
4,687 4.00%, 2/1/45, Pool #Q31128 4,657
12,352 3.50%, 9/1/45, Pool #Q36302 12,025
2,225,169 4.00%, 9/1/45, Pool #SD0507 2,186,587
14,029 4.00%, 12/1/45, Pool #Q37957 13,641
15,451 4.00%, 12/1/45, Pool #Q37955 15,355
1,092,127 3.50%, 3/1/46, Pool #SD0485 1,048,641
542,401 3.00%, 9/1/46, Pool #Q42979 497,899
192,492 3.00%, 9/1/46, Pool #G60718 176,692
203,684 3.50%, 9/1/46, Pool #SD0486 193,934
211,292 3.00%, 12/1/46, Pool #Q45064 193,953
120,798 3.00%, 12/1/46, Pool #Q45080 110,922
676,991 3.00%, 12/1/46, Pool #V82781 620,735
54,943 3.00%, 12/1/46, Pool #Q45083 51,437
559,566 3.00%, 2/1/47, Pool #SD0496 514,725
294,648 3.50%, 3/1/47, Pool #G60968 283,287
577,593 4.00%, 7/1/47, Pool #SD0504 568,638
715,233 4.50%, 7/1/47, Pool #G61047 719,001
304,483 3.50%, 10/1/47, Pool #G61178 286,370
363,292 3.50%, 12/1/47, Pool #G61208 341,677
82,059 3.50%, 1/1/48, Pool #Q53648 78,740
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 46,144 3.50%, 1/1/48, Pool #Q53630 $ 43,399
341,659 3.50%, 1/1/48, Pool #ZS4751 322,045
348,244 3.50%, 2/1/48, Pool #ZT1353 329,737
236,492 4.00%, 4/1/48, Pool #ZM6153 229,321
2,616,683 3.50%, 4/1/48, Pool #Q55389 2,480,342
505,354 4.00%, 4/1/48, Pool #SD0489 497,530
2,425,833 3.50%, 4/1/48, Pool #G08808 2,299,439
2,468,010 3.50%, 5/1/48, Pool #G08813 2,339,393
2,458,154 4.00%, 8/1/48, Pool #SD0492 2,407,147
808,492 4.50%, 8/1/48, Pool #G67715 812,000
1,938,454 4.00%, 5/1/49, Pool #SD0488 1,895,217
1,530,630 4.50%, 3/1/50, Pool #SD0294 1,529,705
2,217,302 4.00%, 3/1/50, Pool #SD0296 2,162,563
786,774 4.00%, 6/1/50, Pool #SD0520 761,207
529,418 4.00%, 7/1/50, Pool #SD0878 514,828
12,075 3.00%, 7/1/50, Pool #QB1488 11,029
11,200 3.00%, 7/1/50, Pool #QB1158 10,249
434,966 2.50%, 7/1/50, Pool #QB1193 381,284
94,172 3.00%, 7/1/50, Pool #QB1479 86,417
24,922 3.00%, 7/1/50, Pool #QB1486 22,762
1,478,440 4.00%, 7/1/50, Pool #SD1146 1,444,084
702,378 1.50%, 8/1/50, Pool #RA3217 554,304
955,160 3.00%, 8/1/50, Pool #SD0519 875,862
71,258 3.00%, 8/1/50, Pool #QB2339 65,082
724,202 3.00%, 8/1/50, Pool #RA3282 661,878
248,271 2.00%, 8/1/50, Pool #QB2296 209,001
708,250 3.00%, 8/1/50, Pool #RA3313 646,466
4,677,524 3.00%, 9/1/50, Pool #SD0592 4,299,675
1,030,754 2.00%, 9/1/50, Pool #SI2075 859,175
1,782,332 1.50%, 10/1/50, Pool #SD8082 1,406,605
547,612 2.00%, 11/1/50, Pool #SD7528 461,685
3,349,871 2.50%, 2/1/51, Pool #SD7534 2,966,507
27,803,324 2.00%, 3/1/51, Pool #SD2903 23,128,958
4,913,481 2.00%, 3/1/51, Pool #SD8134 4,081,014
1,810,668 2.00%, 4/1/51, Pool #SD7539 1,527,685
2,108,746 2.50%, 5/1/51, Pool #SD0702 1,846,638
7,553,509 2.50%, 5/1/51, Pool #RA5077 6,605,678
2,329,613 1.50%, 5/1/51, Pool #SD8145 1,837,396
987,275 2.00%, 5/1/51, Pool #SD7541 832,113
3,145,994 2.00%, 7/1/51, Pool #SD0716 2,601,641
1,034,071 3.00%, 7/1/51, Pool #SD7544 940,888
933,066 2.00%, 9/1/51, Pool #SD0732 781,316
699,175 2.00%, 9/1/51, Pool #SD0730 586,628
902,216 3.00%, 10/1/51, Pool #RA6015 820,193
191,602 1.50%, 10/1/51, Pool #QC9344 151,533
3,121,584 2.00%, 10/1/51, Pool #RA6071 2,605,751
27,671,637 2.50%, 10/1/51, Pool #SD8173 23,957,507
2,055,127 2.50%, 11/1/51, Pool #RA6397 1,806,473
6,634,251 2.50%, 11/1/51, Pool #SD7548 5,837,084
182,703 2.00%, 12/1/51, Pool #SD0789 153,944
373,811 2.00%, 12/1/51, Pool #SD0783 313,777
4,031,420 2.50%, 12/1/51, Pool #RA6388 3,525,569
945,119 2.00%, 12/1/51, Pool #SD0785 796,788
978,487 2.00%, 12/1/51, Pool #SD0786 818,873
7,308,985 2.00%, 1/1/52, Pool #SD7549 6,161,761
21,011,537 2.50%, 1/1/52, Pool #SD7552 18,398,147
1,732,734 2.00%, 1/1/52, Pool #SD0894 1,432,506
2,374,583 2.00%, 1/1/52, Pool #SD0892 1,987,232
6,384,020 2.50%, 1/1/52, Pool #SD0923 5,519,809

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 1,228,058 2.00%, 2/1/52, Pool #RA6768 $ 1,015,061
761,747 3.00%, 2/1/52, Pool #SD7550 695,897
20,924,201 3.00%, 3/1/52, Pool #SD7553 19,077,545
937,888 3.50%, 6/1/52, Pool #SD1053 884,910
1,001,874 3.50%, 6/1/52, Pool #SD1049 939,584
357,875 3.50%, 6/1/52, Pool #SD1086 335,623
78,378 5.00%, 6/1/52, Pool #QE4965 79,110
527,280 4.00%, 6/1/52, Pool #SD1952 510,142
420,282 4.50%, 7/1/52, Pool #SD8231 413,648
1,202,964 5.00%, 7/1/52, Pool #SD1300 1,222,316
2,478,605 4.50%, 7/1/52, Pool #RA7506 2,444,769
811,797 4.50%, 8/1/52, Pool #QE8252 798,726
3,040,059 3.00%, 8/1/52, Pool #SD7556 2,765,089
3,083,399 5.00%, 8/1/52, Pool #SD1465 3,112,196
112,655 5.00%, 9/1/52, Pool #QF0409 113,708
352,372 5.00%, 10/1/52, Pool #QF0895 355,667
643,388 5.00%, 11/1/52, Pool #SD1882 645,787
392,296 6.00%, 11/1/52, Pool #RA8216 403,775
1,847,000 4.50%, 11/1/52, Pool #SD2000 1,817,325
819,261 5.00%, 12/1/52, Pool #RA8295 822,316
699,269 5.00%, 12/1/52, Pool #SD2081 701,877
1,346,691 5.00%, 12/1/52, Pool #SD1991 1,351,567
1,912,546 6.00%, 1/1/53, Pool #SD2163 1,967,814
1,504,302 5.50%, 1/1/53, Pool #QF6560 1,530,340
856,044 5.00%, 1/1/53, Pool #RA8404 859,237
453,529 5.50%, 1/1/53, Pool #SD2275 460,693
1,066,131 6.00%, 2/1/53, Pool #RA8560 1,092,668
330,120 5.00%, 2/1/53, Pool #SD2306 331,348
646,517 6.00%, 3/1/53, Pool #SD2598 662,605
4,104,289 5.50%, 3/1/53, Pool #RA8758 4,175,419
1,313,696 6.00%, 4/1/53, Pool #SD2760 1,349,539
2,783,190 6.00%, 5/1/53, Pool #RA9073 2,859,200
1,067,504 6.00%, 5/1/53, Pool #SD2886 1,096,655
3,074,187 5.50%, 5/1/53, Pool #SD2893 3,122,719
3,571,565 5.50%, 5/1/53, Pool #RA9063 3,633,428
2,295,542 6.00%, 6/1/53, Pool #SD3176 2,358,314
472,405 5.50%, 8/1/53, Pool #RA9625 479,177
1,150,753 6.50%, 11/1/53, Pool #RJ0320 1,193,287
277,278,460
Federal Farm Credit Banks Funding Corp. (1.2%):
9,220,000 2.25%, 8/15/29, Callable 10/11/24 @ 100.00 8,570,506
10,440,000 2.17%, 10/29/29, Callable 10/29/24 @ 100.00 9,635,494
625,000 3.50%, 9/1/32 605,178
1,045,000 3.88%, 9/20/32 1,038,231
6,095,000 1.68%, 9/17/35, Callable 10/11/24 @ 100.00 4,700,391
3,450,000 1.84%, 1/25/36, Callable 10/11/24 @ 100.00 2,669,306
4,730,000 2.10%, 2/25/36, Callable 10/11/24 @ 100.00 3,765,544
2,569,000 2.50%, 4/14/36, Callable 10/11/24 @ 100.00 2,133,472
2,875,000 2.49%, 5/19/36, Callable 10/11/24 @ 100.00 2,380,874
35,498,996
Government National Mortgage Association (6.1%):
6,333 4.50%, 9/15/33, Pool #615516 6,304
23,271 5.00%, 12/15/33, Pool #783571 23,768
8,323 6.50%, 8/20/38, Pool #4223 8,686
7,294 6.50%, 10/15/38, Pool #673213 7,627
4,744 6.50%, 11/20/38, Pool #4292 4,951
8,878 6.50%, 12/15/38, Pool #782510 9,167
87,976 5.00%, 1/15/39, Pool #782557 89,682
48,768 5.00%, 4/15/39, Pool #711939 50,783
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 57,659 5.00%, 4/15/39, Pool #782619 $ 58,881
5,498 4.00%, 4/20/39, Pool #4422 5,329
5,601 5.00%, 6/15/39, Pool #782696 5,720
19,397 4.00%, 7/20/39, Pool #4494 18,804
33,067 5.00%, 10/20/39, Pool #4559 33,759
3,727 4.50%, 12/20/39, Pool #4598 3,805
9,462 4.50%, 1/15/40, Pool #728627 9,563
4,502 4.50%, 1/20/40, Pool #4617 4,597
3,718 4.50%, 2/20/40, Pool #4636 3,780
27,170 5.00%, 5/15/40, Pool #782958 27,633
236 4.50%, 5/20/40, Pool #4696 240
16,363 5.00%, 6/15/40, Pool #697862 16,753
22,684 4.50%, 7/15/40, Pool #745793 22,575
166,994 4.50%, 7/15/40, Pool #733795 168,772
9,215 4.50%, 7/20/40, Pool #4746 9,367
16,887 4.50%, 8/20/40, Pool #4771 17,166
10,369 4.50%, 9/20/40, Pool #748948 10,517
5,025 4.00%, 9/20/40, Pool #4800 4,962
37,361 4.50%, 10/15/40, Pool #783609 37,796
16,940 4.50%, 10/20/40, Pool #4834 17,219
132,437 4.00%, 10/20/40, Pool #4833 130,789
247,702 4.00%, 11/20/40, Pool #4853 250,191
122,558 4.00%, 12/20/40, Pool #4882 121,032
71,901 4.00%, 1/15/41, Pool #759138 70,789
110,077 4.00%, 1/20/41, Pool #4922 108,707
11,423 4.50%, 2/15/41, Pool #738019 11,522
1,882 4.00%, 2/20/41, Pool #4945 1,866
485,576 4.00%, 2/20/41, Pool #742887 472,008
36,639 4.00%, 3/15/41, Pool #762838 36,072
2,716 5.00%, 4/20/41, Pool #5018 2,797
5,928 5.00%, 6/20/41, Pool #5083 6,223
43,699 4.50%, 6/20/41, Pool #783590 44,113
72,863 4.00%, 7/20/41, Pool #742895 69,634
3,224 5.00%, 7/20/41, Pool #5116 3,384
102,650 4.50%, 7/20/41, Pool #5115 103,622
2,764 4.50%, 7/20/41, Pool #754367 2,802
30,458 4.50%, 7/20/41, Pool #783584 30,747
31,501 4.50%, 11/15/41, Pool #783610 31,846
85,960 3.50%, 1/15/42, Pool #553461 83,423
122,513 4.00%, 4/20/42, Pool #MA0023 121,626
53,378 5.00%, 7/20/42, Pool #MA0223 54,521
122,971 3.50%, 4/15/43, Pool #AD2334 116,098
235,129 3.50%, 4/20/43, Pool #MA0934 225,723
133,489 3.50%, 5/20/43, Pool #MA1012 127,509
11,714 4.00%, 7/20/43, Pool #MA1158 11,629
460,776 4.50%, 6/20/44, Pool #MA1997 462,601
366,608 4.00%, 8/20/44, Pool #MA2149 360,354
7,248 4.00%, 8/20/44, Pool #AJ2723 7,144
9,653 4.00%, 8/20/44, Pool #AJ4687 9,515
13,941 4.00%, 8/20/44, Pool #AI4167 13,743
207,867 5.00%, 12/20/44, Pool #MA2448 218,215
17,759 3.00%, 12/20/44, Pool #MA2444 16,523
210,606 3.00%, 2/15/45, Pool #784439 195,739
939,137 3.50%, 5/20/45, Pool #MA2826 898,803
130,631 5.00%, 12/20/45, Pool #MA3313 133,743
4,743,395 3.50%, 3/20/46, Pool #MA3521 4,522,277
906,484 3.50%, 5/20/46, Pool #MA3663 864,226
305,368 3.50%, 7/20/46, Pool #MA3803 290,413
1,234,751 3.50%, 9/20/46, Pool #MA3937 1,175,430

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 64,475 3.50%, 10/20/46, Pool #AX4342 $ 61,602
55,092 3.50%, 10/20/46, Pool #AX4341 53,042
7,214 4.00%, 10/20/46, Pool #AQ0542 7,142
49,436 3.50%, 10/20/46, Pool #AX4343 47,232
81,404 3.50%, 10/20/46, Pool #AX4345 77,292
125,402 3.50%, 10/20/46, Pool #AX4344 118,663
76,325 4.50%, 3/15/47, Pool #AZ8560 75,394
61,278 4.50%, 4/15/47, Pool #AZ8597 60,530
95,409 4.50%, 4/15/47, Pool #AZ8596 95,622
56,014 4.50%, 5/15/47, Pool #BA7888 56,139
1,162,160 4.00%, 6/20/47, Pool #MA4511 1,139,140
11,545 4.00%, 9/15/47, Pool #BC5919 11,300
15,385 4.00%, 10/15/47, Pool #BE1031 14,864
12,773 4.00%, 10/15/47, Pool #BD3187 12,605
15,059 4.00%, 11/15/47, Pool #BE1030 14,898
908,460 4.00%, 11/20/47, Pool #MA4838 890,466
16,657 4.00%, 12/15/47, Pool #BE4664 16,093
448,553 4.00%, 12/20/47, Pool #MA4901 440,307
21,192 4.00%, 1/15/48, Pool #BE0143 20,474
14,789 4.00%, 1/15/48, Pool #BE0204 14,467
200,644 4.50%, 9/20/48, Pool #BD0560 199,591
365,391 4.50%, 3/20/49, Pool #MA5818 365,659
15,571 4.50%, 4/20/49, Pool #MA5877 15,582
164,913 4.50%, 5/20/49, Pool #MA5932 165,034
523,325 3.00%, 4/20/50, Pool #MA6599 478,123
303,582 4.50%, 4/20/50, Pool #MA6602 303,525
67,128 3.00%, 5/20/50, Pool #MA6656 61,326
235,193 4.00%, 5/20/50, Pool #MA6658 230,056
1,554,711 Class LP , Series 2020-127, 1.50%, 6/20/50 1,192,079
5,191,127 2.00%, 8/20/50, Pool #MA6818 4,403,560
1,194,855 3.00%, 10/20/50, Pool #MA6932 1,096,897
915,859 2.00%, 11/20/50, Pool #MA6994 776,895
16,342,236 2.00%, 12/20/50, Pool #MA7051 13,862,613
1,096,521 3.00%, 1/20/51, Pool #MA7137 1,004,264
11,361,773 2.00%, 1/20/51, Pool #MA7135 9,628,066
1,724,191 2.00%, 2/20/51, Pool #MA7192 1,461,757
5,104,511 2.50%, 4/20/51, Pool #MA7312 4,496,204
5,775,399 3.00%, 6/20/51, Pool #MA7419 5,269,756
7,507,241 3.00%, 8/20/51, Pool #MA7535 6,850,534
2,671,928 2.50%, 10/20/51, Pool #MA7649 2,351,359
1,825,826 2.50%, 12/20/51, Pool #MA7767 1,606,730
1,877,557 3.00%, 12/20/51, Pool #MA7768 1,710,905
79,085 3.00%, 1/20/52, Pool #MA7828 72,065
4,295,086 2.50%, 5/20/52, Pool #MA8042 3,777,040
17,079,903 2.50%, 6/20/52, Pool #MA8097 15,024,720
4,902,539 2.50%, 7/20/52, Pool #MA8147 4,318,007
209,524 2.50%, 8/20/52, Pool #MA8197 184,636
4,515,250 4.00%, 12/20/52, Pool #MA8488 4,372,309
1,149,001 2.50%, 12/20/52, Pool #MA8485 1,010,382
3,664,686 2.50%, 1/20/53, Pool #MA8564 3,222,534
185,615 6.00%, 4/20/53, Pool #CT7444 191,224
10,434,000 6.00%, 11/20/53, TBA 10,603,553
7,035,000 6.50%, 11/20/53, TBA 7,184,494
9,777,000 4.50%, 10/20/54, TBA 9,648,677
12,394,000 5.00%, 10/20/54, TBA 12,415,302
639,000 6.00%, 10/20/54, TBA 649,783
385,000 6.50%, 10/20/54, TBA 393,783
6,811,700 3.00%, 10/20/54, TBA 6,205,033
10,046,797 3.50%, 10/20/54, TBA 9,440,850
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 14,050,000 5.50%, 10/20/54, TBA $ 14,181,719
3,858,000 4.00%, 10/20/54, TBA 3,730,204
179,469,707
Federal Home Loan Mortgage Corporation - REMICS (0.3%):
172,819 Class FL , Series 4248, 5.91%(SOFR30A+56bps),
5/15/41 171,130
945,890 Class XZ , Series 4316, 4.50%, 3/15/44 952,680
786,563 Class ZX , Series 4352, 4.00%, 4/15/44 766,910
319,775 Class FB , Series 4606, 5.96%(SOFR30A+61bps),
8/15/46 315,137
806,234 Class AO , Series 5341, 1.02%, 6/25/50 619,951
2,243,366 Class TJ , Series 5002, 2.00%, 7/25/50 1,881,416
2,275,551 Class AK , Series 4988, 1.00%, 7/25/50 1,853,755
3,544,398 Class PO , Series 5319, 1.57%, 8/25/50 2,359,172
944,703 Class ID , Series 5109, 2.50%, 5/25/51 136,998
9,057,149
Federal National Mortgage Association - REMICS (0.2%):
2,308,259 Class CY , Series 2010-136, 4.00%, 12/25/40 2,251,361
2,306,210 Class ZA , Series 2011-8, 4.00%, 2/25/41 2,213,371
415,261 Class UF , Series 2016-48,
5.79%(SOFR30A+51bps), 8/25/46 410,833
1,916,172 Class AO , Series 2023-36, 1.24%, 8/25/50 1,391,489
994,878 Class IO , Series 2021-88, 2.50%, 12/25/51 137,493
6,404,547
Federal Home Loan Bank (0.3%):
4,080,000 3.56%, 5/16/33 3,949,868
1,435,000 1.85%, 1/25/36, Callable 10/25/24 @ 100.00 1,111,557
1,720,000 1.87%, 2/8/36, Callable 11/8/24 @ 100.00 1,334,061
920,000 1.87%, 2/8/36, Callable 11/8/24 @ 100.00 713,568
7,109,054
Total U.S. Government Agency Mortgages (Cost $959,309,239) 924,703,216
U.S. Treasury Obligations (29.0%):
U.S. Treasury Bonds (10.5%):
1,990,000 5.38%, 2/15/31 2,187,134
14,025,000 4.75%, 2/15/37 15,311,355
7,185,000 5.00%, 5/15/37 8,022,502
12,855,000 1.13%, 8/15/40 8,416,008
30,585,000 1.88%, 2/15/41 22,422,628
23,885,000 3.13%, 11/15/41 21,093,441
2,795,000 2.00%, 11/15/41 2,054,762
5,045,000 2.38%, 2/15/42 3,928,794
16,285,000 2.75%, 11/15/42 13,351,155
33,675,000 4.00%, 11/15/42 33,138,305
1,360,000 3.88%, 2/15/43 1,312,400
4,335,000 3.88%, 5/15/43 4,173,792
7,022,500 3.63%, 8/15/43 6,499,104
11,075,000 4.38%, 8/15/43 11,389,945
6,000,000 4.75%, 11/15/43 6,473,438
2,865,000 4.50%, 2/15/44 2,989,448
445,000 4.13%, 8/15/44 441,523
955,000 3.00%, 5/15/45 793,993
1,770,000 2.88%, 8/15/45 1,438,678
12,235,000 3.00%, 11/15/45 10,147,403
18,635,000 2.25%, 8/15/46 13,335,672
6,855,000 2.88%, 11/15/46 5,509,706
3,105,000 2.75%, 11/15/47 2,417,534
5,645,000 3.00%, 2/15/48 4,590,091

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 63,515,000 3.13%, 5/15/48 $ 52,747,223
4,055,000 3.38%, 11/15/48 3,512,644
3,935,000 3.00%, 2/15/49 3,184,891
125,000 2.88%, 5/15/49 98,672
19,355,000 1.38%, 8/15/50 10,663,395
2,954,000 1.63%, 11/15/50 1,736,398
13,650,000 2.38%, 5/15/51 9,631,781
1,102,000 1.88%, 11/15/51 686,339
1,054,000 2.25%, 2/15/52 718,696
18,188,000 2.88%, 5/15/52 14,243,478
5,054,000 3.00%, 8/15/52 4,062,153
1,052,000 3.63%, 2/15/53 956,498
2,252,000 3.63%, 5/15/53 2,049,320
2,687,000 4.25%, 8/15/54 2,743,679
308,473,978
U.S. Treasury Notes (18.5%):
43,240,000 4.63%, 2/28/26 43,719,694
25,480,000 4.88%, 4/30/26 25,913,956
50,176,000 3.75%, 8/31/26 50,246,560
5,340,000 4.63%, 9/15/26 5,435,953
9,760,000 4.63%, 10/15/26 9,946,050
9,923,000 4.63%, 11/15/26 10,119,909
4,752,000 4.38%, 12/15/26 4,826,992
21,220,000 4.25%, 3/15/27 21,548,247
143,095,000 4.50%, 5/15/27 146,314,637
55,825,000 4.63%, 6/15/27 57,334,019
7,520,000 4.38%, 7/15/27 7,677,450
8,495,000 3.75%, 8/15/27 8,534,820
10,844,000 3.38%, 9/15/27 10,789,780
11,147,000 4.63%, 4/30/29 11,639,906
6,632,000 4.25%, 6/30/29 6,826,815
8,665,000 4.00%, 7/31/29 8,830,177
4,134,000 3.63%, 8/31/29 4,146,919
11,648,000 3.50%, 9/30/29 11,613,420
5,545,000 4.00%, 10/31/29 5,648,969
998,000 3.88%, 11/30/29 1,011,099
3,087,000 3.75%, 5/31/30 3,107,741
882,000 4.00%, 7/31/30 899,227
895,000 4.63%, 9/30/30 942,547
2,637,000 3.75%, 12/31/30 2,652,657
10,598,000 4.00%, 1/31/31 10,806,648
2,729,000 4.25%, 2/28/31 2,821,957
19,060,000 4.13%, 3/31/31 19,578,194
1,201,000 4.63%, 4/30/31 1,268,932
9,400,000 4.25%, 6/30/31 9,731,937
8,139,000 4.13%, 7/31/31 8,366,638
2,343,000 3.75%, 8/31/31 2,355,447
4,790,000 3.63%, 9/30/31 4,780,271
1,322,000 4.38%, 5/15/34 1,384,588
21,582,000 3.88%, 8/15/34 21,730,376
542,552,532
Total U.S. Treasury Obligations (Cost $893,552,959) 851,026,510
Shares Value
Affiliated Investment Company (0.1%):
Money Market (0.1%):
2,880,172 BlackRock Liquidity FedFund, Institutional Class ,
5.03%
+
(c)(d) $ 2,880,172
Total Affiliated Investment Company (Cost $2,880,172) 2,880,172
Unaffiliated Investment Company (4.1%):
Money Markets (4.1%):
120,123,802 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.01%(c) 120,123,802
Total Unaffiliated Investment Company (Cost $120,123,802) 120,123,802
Total Investment Securities
(Cost $3,110,304,543) — 103.8% 3,048,985,552
Net other assets (liabilities) — (3.8)% (110,252,379)
Net Assets — 100.0% $ 2,938,733,173

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024.
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
US0001M—1 Month US Dollar LIBOR
US0003M—3 Month US Dollar LIBOR
#
The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
+ Affiliated Securities
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $2,779,035.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at
September 30, 2024.
(c) The rate represents the effective yield at September 30, 2024.
(d) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
Securities Sold Short (-2.3%):
At September 30, 2024, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 2.00% 10/25/54 $ (30,125,512) $ (25,119,453) $ (24,886,497)
Federal National Mortgage Association, TBA 2.50% 10/25/54 (19,323,500) (16,859,395) (16,654,442)
Federal National Mortgage Association, TBA 2.00% 10/25/39 (3,299,000) (3,029,387) (3,015,492)
Federal National Mortgage Association, TBA 3.50% 10/25/39 (11,766) (11,519) (11,509)
Federal National Mortgage Association, TBA 3.50% 10/25/54 (3,564,945) (3,340,761) (3,319,855)
Federal National Mortgage Association, TBA 4.00% 11/25/54 (6,964,900) (6,707,797) (6,689,569)
Federal National Mortgage Association, TBA 1.50% 10/25/39 (1,781,290) (1,596,307) (1,587,853)
Federal National Mortgage Association, TBA 4.50% 11/25/54 (100,000) (98,730) (98,281)
Federal National Mortgage Association, TBA 4.50% 10/25/54 (746,200) (736,002) (733,491)
Federal National Mortgage Association, TBA 5.00% 10/25/54 (2,140,502) (2,148,130) (2,138,830)
Federal National Mortgage Association, TBA 6.00% 10/25/54 (1,409,200) (1,442,889) (1,440,247)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.50% 10/20/54 (6,395,522) (5,681,758) (5,624,062)
Government National Mortgage Association, TBA 2.00% 10/20/54 (1,212,000) (1,034,531) (1,025,844)
$(67,806,659) $(67,225,972)
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Short Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/24 66 $ (7,807,594) $ 12,261
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/24 702 $ 80,225,438 $ (84,474)
U.S. Treasury 30-Year Note December Futures (U.S. Dollar) 12/19/24 15 1,862,813 16,732

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
U.S. Treasury 5-Year Note December Futures (U.S. Dollar) 12/31/24 889 $ 97,685,820 $ 111,607
$ 43,865
Total Net Futures Contracts $ 56,126
Forward Currency Contracts
At September 30, 2024, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 158,518 European Euro 144,621 Commonwealth Bank of Australia 10/17/24 $ (2,569)
U.S. Dollar 235,577 European Euro 211,000 TD Securities Int'l 12/18/24 (26)
Total Net Forward Currency Contracts $ (2,595)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (41.0%):
Aerospace & Defense (1.1%):
8,476 Lockheed Martin Corp. $ 4,954,731
6,473 Northrop Grumman Corp. 3,418,197
42,830 RTX Corp. 5,189,283
35,187 Textron, Inc. 3,116,864
16,679,075
Automobiles (0.4%):
67,981 Ford Motor Co. 717,880
21,832 Tesla, Inc.* 5,711,906
6,429,786
Banks (1.2%):
166,702 Bank of America Corp. 6,614,735
7,108 Citigroup, Inc. 444,961
52,238 JPMorgan Chase & Co. 11,014,905
18,074,601
Beverages (0.1%):
1,177 Boston Beer Co., Inc. (The), Class A* 340,318
10,410 Coca-Cola Co. (The) 748,062
5,281 PepsiCo, Inc. 898,034
1,986,414
Biotechnology (1.2%):
31,490 AbbVie, Inc. 6,218,645
6,960 Amgen, Inc. 2,242,582
4,727 Biogen, Inc.* 916,282
87,970 Exelixis, Inc.* 2,282,822
56,266 Gilead Sciences, Inc. 4,717,341
12,472 Incyte Corp.* 824,399
5,574 Neurocrine Biosciences, Inc.* 642,236
1,699 United Therapeutics Corp.* 608,837
18,453,144
Broadline Retail (1.4%):
116,740 Amazon.com, Inc.* 21,752,164
Building Products (0.2%):
8,818 Trane Technologies plc 3,427,821
Capital Markets (1.1%):
1,462 Blackrock Finance, Inc. 1,388,184
60,492 Charles Schwab Corp. (The) 3,920,486
10,427 CME Group, Inc. 2,300,717
5,079 LPL Financial Holdings, Inc. 1,181,528
3,303 Morgan Stanley 344,305
10,054 S&P Global, Inc. 5,194,097
42,577 SEI Investments Co. 2,945,903
17,275,220
Chemicals (0.4%):
16,139 Ecolab, Inc. 4,120,771
10,433 PPG Industries, Inc. 1,381,955
1,141 Sherwin-Williams Co. (The) 435,486
5,938,212
Commercial Services & Supplies (0.3%):
20,489 Cintas Corp. 4,218,276
1,936 Republic Services, Inc. 388,826
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,582 Waste Management, Inc. $ 328,423
4,935,525
Communications Equipment (0.5%):
4,261 Arista Networks, Inc.* 1,635,457
75,921 Cisco Systems, Inc. 4,040,515
4,674 Motorola Solutions, Inc. 2,101,571
7,777,543
Construction Materials (0.2%):
35,027 CRH plc 3,248,404
Consumer Finance (0.1%):
5,563 American Express Co. 1,508,686
3,681 Capital One Financial Corp. 551,156
2,059,842
Consumer Staples Distribution & Retail (0.8%):
5,310 Costco Wholesale Corp. 4,707,421
14,711 Kroger Co. (The) 842,940
86,498 Walmart, Inc. 6,984,714
12,535,075
Diversified Consumer Services (0.0%
†
):
746 H&R Block, Inc. 47,408
Diversified Telecommunication Services (0.6%):
234,877 AT&T, Inc. 5,167,294
87,538 Verizon Communications, Inc. 3,931,332
9,098,626
Electric Utilities (0.3%):
1,272 Constellation Energy Corp. 330,745
6,356 Evergy, Inc. 394,135
33,081 NextEra Energy, Inc. 2,796,337
2,056 NRG Energy, Inc. 187,302
11,923 Xcel Energy, Inc. 778,572
4,487,091
Electrical Equipment (0.2%):
7,400 Eaton Corp. plc 2,452,656
Entertainment (0.6%):
6,997 Netflix, Inc.* 4,962,762
50,664 Playtika Holding Corp. 401,259
2,896 Roku, Inc.* 216,215
33,889 Walt Disney Co. (The) 3,259,783
8,840,019
Financial Services (2.2%):
30,028 Berkshire Hathaway, Inc., Class B* 13,820,687
48,862 Block, Inc.* 3,280,106
626 Global Payments, Inc. 64,115
17,051 Mastercard, Inc., Class A 8,419,784
57,004 PayPal Holdings, Inc.* 4,448,022
10,181 Visa, Inc., Class A 2,799,266
32,831,980
Food Products (0.1%):
8,680 General Mills, Inc. 641,018

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Food Products, continued
5,553 Mondelez International, Inc., Class A $ 409,089
1,050,107
Ground Transportation (0.8%):
114,770 CSX Corp. 3,963,008
87,616 Lyft, Inc., Class A* 1,117,104
24,877 Uber Technologies, Inc.* 1,869,755
20,830 Union Pacific Corp. 5,134,179
12,084,046
Health Care Equipment & Supplies (0.8%):
49,879 Abbott Laboratories 5,686,705
17,166 Becton Dickinson & Co. 4,138,722
16,895 Edwards Lifesciences Corp.* 1,114,901
14,849 GE HealthCare Technologies, Inc. 1,393,579
12,333,907
Health Care Providers & Services (1.1%):
15,463 Cardinal Health, Inc. 1,708,971
13,625 Centene Corp.* 1,025,690
9,811 Cigna Group (The) 3,398,923
33,003 CVS Health Corp. 2,075,228
4,868 Elevance Health, Inc. 2,531,360
10,371 Solventum Corp.* 723,066
9,676 UnitedHealth Group, Inc. 5,657,364
17,120,602
Health Care Technology (0.2%):
12,779 Veeva Systems, Inc., Class A* 2,681,929
Hotels, Restaurants & Leisure (0.6%):
314 Booking Holdings, Inc. 1,322,606
30,783 Chipotle Mexican Grill, Inc.* 1,773,716
8,262 DoorDash, Inc., Class A* 1,179,235
790 Hilton Worldwide Holdings, Inc. 182,095
143,677 International Game Technology plc 3,060,320
10,133 Light & Wonder, Inc.* 919,367
38,163 MGM Resorts International* 1,491,792
9,929,131
Household Durables (0.2%):
2,878 D.R. Horton, Inc. 549,036
9,663 Garmin, Ltd. 1,700,978
26,988 Leggett & Platt, Inc. 367,577
2,617,591
Household Products (0.6%):
1,172 Clorox Co. (The) 190,931
40,424 Colgate-Palmolive Co. 4,196,415
25,598 Procter & Gamble Co. (The) 4,433,574
8,820,920
Independent Power and Renewable Electricity Producers
(0.0%
†
):
5,284 Vistra Corp. 626,365
Industrial Conglomerates (0.3%):
9,008 3M Co. 1,231,394
14,385 General Electric Co. 2,712,723
3,944,117
Shares Value
Common Stocks, continued
Insurance (0.9%):
3,643 Allstate Corp. (The) $ 690,895
2,844 American Financial Group, Inc. 382,802
7,844 Aon plc, Class A 2,713,946
5,366 Globe Life, Inc. 568,313
9,371 Hartford Financial Services Group, Inc. (The) 1,102,123
10,202 Marsh & McLennan Cos., Inc. 2,275,964
16,251 Progressive Corp. (The) 4,123,854
4,092 Prudential Financial, Inc. 495,541
11,956 Unum Group 710,665
1,231 Willis Towers Watson plc 362,566
13,426,669
Interactive Media & Services (2.8%):
75,339 Alphabet, Inc., Class A 12,494,973
65,364 Alphabet, Inc., Class C 10,928,207
34,061 Meta Platforms, Inc., Class A 19,497,879
42,921,059
IT Services (0.1%):
15,708 Twilio, Inc., Class A* 1,024,476
564 Wix.com, Ltd.* 94,284
1,118,760
Life Sciences Tools & Services (0.5%):
3,928 Agilent Technologies, Inc. 583,230
5,724 Medpace Holdings, Inc.* 1,910,671
9,225 Thermo Fisher Scientific, Inc. 5,706,308
8,200,209
Machinery (0.6%):
15,154 Caterpillar, Inc. 5,927,032
28,839 PACCAR, Inc. 2,845,833
8,772,865
Media (0.4%):
128,830 Comcast Corp., Class A 5,381,229
Metals & Mining (0.1%):
15,132 Nucor Corp. 2,274,945
Oil, Gas & Consumable Fuels (0.8%):
8,445 California Resources Corp. 443,109
826 Chevron Corp. 121,645
56,801 Devon Energy Corp. 2,222,055
7,076 EOG Resources, Inc. 869,852
61,840 Exxon Mobil Corp. 7,248,885
6,305 Occidental Petroleum Corp. 324,960
4,011 Sanchez Energy Corp.*(a) 337,586
8,082 Targa Resources Corp. 1,196,217
12,764,309
Passenger Airlines (0.1%):
20,930 SkyWest, Inc.* 1,779,469
Pharmaceuticals (1.7%):
88,316 Bristol-Myers Squibb Co. 4,569,470
6,744 Eli Lilly & Co. 5,974,779
33,597 Johnson & Johnson 5,444,730
45,184 Merck & Co., Inc. 5,131,095

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
149,688 Pfizer, Inc. $ 4,331,971
25,452,045
Professional Services (0.7%):
7,646 Automatic Data Processing, Inc. 2,115,878
6,063 CACI International, Inc., Class A* 3,059,147
12,120 Leidos Holdings, Inc. 1,975,560
42,198 SS&C Technologies Holdings, Inc. 3,131,513
10,282,098
Semiconductors & Semiconductor Equipment (4.7%):
612 Advanced Micro Devices, Inc.* 100,417
26,804 Applied Materials, Inc. 5,415,748
66,117 Broadcom, Inc. 11,405,183
4,634 Cirrus Logic, Inc.* 575,589
50,647 Intel Corp. 1,188,179
3,465 KLA Corp. 2,683,331
1,748 Lam Research Corp. 1,426,508
611 Monolithic Power Systems, Inc. 564,869
344,843 NVIDIA Corp. 41,877,734
6,639 Qorvo, Inc.* 685,809
32,826 QUALCOMM, Inc. 5,582,061
1,847 Skyworks Solutions, Inc. 182,428
71,687,856
Software (4.5%):
11,563 Adobe, Inc.* 5,987,090
18,155 Alarm.com Holdings, Inc.* 992,534
14,991 Clear Secure, Inc., Class A^ 496,802
45,999 DocuSign, Inc.* 2,856,078
136,277 Dropbox, Inc., Class A* 3,465,524
88,188 Microsoft Corp. 37,947,296
1,479 Oracle Corp. ADR 252,022
17,024 Pegasystems, Inc. 1,244,284
24,863 Salesforce, Inc. 6,805,252
1,922 ServiceNow, Inc.* 1,719,017
76,291 Teradata Corp.* 2,314,669
5,821 Workday, Inc., Class A* 1,422,711
48,503 Zoom Video Communications, Inc., Class A* 3,382,599
68,885,878
Specialized REITs (0.2%):
11,889 American Tower Corp. 2,764,906
1,374 Crown Castle, Inc. 162,997
1,424 Public Storage 518,151
3,446,054
Specialty Retail (1.6%):
17,580 Abercrombie & Fitch Co.* 2,459,442
30,612 Bath & Body Works, Inc. 977,135
19,463 Carvana Co.* 3,388,703
55,598 Gap, Inc. (The) 1,225,936
21,416 Home Depot, Inc. (The) 8,677,763
1 Party City Holdco, Inc.*(a) —
20,876 Ross Stores, Inc. 3,142,047
35,386 TJX Cos., Inc. (The) 4,159,270
24,030,296
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (3.2%):
208,694 Apple, Inc. $ 48,625,702
Tobacco (0.4%):
45,535 Philip Morris International, Inc. 5,527,949
Wireless Telecommunication Services (0.1%):
6,428 T-Mobile US, Inc. 1,326,482
Total Common Stocks (Cost $460,072,530) 625,443,195
Contracts
Warrant (0.0%
†
):
Oil, Gas & Consumable Fuels (0.0%
†
):
2,121 Occidental Petroleum Corp., 8/3/27* 63,036
Total Warrant (Cost $20,366) 63,036
Principal Amount
Asset Backed Securities (0.7%):
$ 388,453 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 403,432
428,774 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 443,036
138,939 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 116,349
92,917 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 88,515
1,058,718 AASET Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(b) 958,992
158,419 AASET Trust, Class A, Series 2019-2, 3.38%,
10/16/39(b) 152,200
12,869 AASET Trust, Class A, Series 2019-1, 3.84%,
5/15/39(b) 12,436
528,635 AASET Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(b) 492,108
154,224 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(b) 115,822
294,007 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41, Callable
12/15/24 @ 100(b)(c) 291,834
840,165 Blackbird Capital II Aircraft Lease, Ltd., Class A,
Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28
@ 100(b) 773,641
58,909 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 56,490
93,018 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 88,505
176,426 Castlelake Aircraft Structured Trust, Class A, Series
2019-1A, 3.97%, 4/15/39(b) 162,510
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 129,891
344,080 DB Master Finance LLC, Class A2II, Series 2017-1A,
4.03%, 11/20/47, Callable 11/20/24 @ 100(b) 338,454
156,963 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 146,446
145,569 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 135,820
246,517 PK Alift Loan Funding 3 LP, Class A1, Series 2024-1,
5.84%, 9/15/39(b) 251,351

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset Backed Securities, continued
$ 542,100 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) $ 508,766
603,525 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @
100(b) 580,875
209,550 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 196,562
177,644 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 165,037
174,905 Sapphire Aviation Finance II, Ltd., Class A, Series
2020-1A, 3.23%, 3/15/40(b) 160,543
729,000 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 728,860
972,000 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 991,642
507,000 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 524,902
578,000 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 594,778
699,000 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 699,549
345,000 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 345,508
226,140 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(b)(c) 203,593
237,809 Thunderbolt III Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(b) 214,268
Total Asset Backed Securities (Cost $11,482,332) 11,072,715
Collateralized Mortgage Obligations (5.5%):
370,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
6.58%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) 370,969
387,000 Aimco CLO 14, Ltd., Class A, Series 2021-14A,
6.53%(TSFR3M+125bps), 4/20/34, Callable
10/20/24 @ 100(b) 387,003
250,000 Aimco CLO 19, Ltd., Class A, Series
2024-19A(TSFR3M+135bps), 10/20/37(b) 250,000
250,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.68%(TSFR3M+140bps), 7/20/34, Callable
10/20/24 @ 100(b) 250,182
2,812,000 Allegro CLO XIV, Ltd., Class A1, Series 2021-2A,
6.72%(TSFR3M+142bps), 10/15/34, Callable
10/15/24 @ 100(b) 2,813,964
624,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.78%(TSFR3M+150bps), 7/20/35, Callable
10/20/24 @ 100(b) 624,277
707,000 Ares LIV CLO, Ltd., Class AR, Series 2019-54A,
6.57%(TSFR3M+127bps), 10/15/32, Callable
10/15/24 @ 100(b) 707,222
637,000 Ares Loan Funding V, Ltd., Class A1, Series
2024-ALF5A, 6.82%(TSFR3M+150bps), 7/27/37,
Callable 7/25/26 @ 100(b) 638,568
603,000 Ares LV CLO, Ltd., Class A1R, Series 2020-55A,
6.69%(TSFR3M+139bps), 7/15/34, Callable
10/15/24 @ 100(b) 603,368
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 660,000 Ares XLI CLO, Ltd., Class AR2, Series 2016-41A,
6.63%(TSFR3M+133bps), 4/15/34, Callable
10/15/24 @ 100(b) $ 660,229
555,000 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 6.25%(TSFR1M+115bps),
1/15/39(b) 551,345
105,000 BAMLL Commercial Mortgage Securities Trust, Class
B, Series 2022-DKLX, 6.65%(TSFR1M+155bps),
1/15/39(b) 103,856
177,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 168,836
100,000 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 7.25%(TSFR1M+215bps),
1/15/39(b) 98,703
30,000 BANK, Class A5, Series 2019-BN21, 2.85%,
10/17/52, Callable 10/15/29 @ 100 27,489
786,000 Barings CLO, Ltd., Class AR, Series 2020-1A,
6.71%(TSFR3M+141bps), 10/15/36, Callable
10/15/24 @ 100(b) 786,356
560,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
6.45%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 559,282
417,000 Beechwood Park CLO, Ltd., Class A1R, Series 2019-
1A, 6.59%(TSFR3M+130bps), 1/17/35, Callable
10/17/24 @ 100(b) 417,551
34,000 Benchmark Mortgage Trust, Class A5, Series 2018-
B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c) 33,399
1,139,000 Bethpage Park CLO, Ltd., Class A, Series 2021-1A,
6.69%(TSFR3M+139bps), 1/15/35, Callable
10/15/24 @ 100(b) 1,139,829
338,000 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 6.44%(TSFR1M+134bps), 3/15/41(b) 336,927
733,000 Blueberry Park CLO,. Ltd, Class A, Series 2024-1A,
6.48%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 731,589
433,000 BMP, Class A, Series 2024-MF23,
6.47%(TSFR1M+137bps), 6/15/41(b) 432,108
214,000 BMP, Class B, Series 2024-MF23,
6.74%(TSFR1M+164bps), 6/15/41(b) 213,377
151,000 BMP, Class C, Series 2024-MF23,
6.94%(TSFR1M+184bps), 6/15/41(b) 150,433
1,835,000 BPR Trust, Class A, Series 2022-OANA,
6.99%(TSFR1M+190bps), 4/15/37(b) 1,840,503
488,000 BPR Trust, Class B, Series 2022-OANA,
7.54%(TSFR1M+245bps), 4/15/37(b) 489,475
125,809 Bristol Park CLO, Ltd., Class AR, Series 2016-1A,
6.55%(TSFR3M+125bps), 4/15/29, Callable
10/15/24 @ 100(b) 125,879
386,469 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 7.04%(TSFR1M+194bps), 3/15/41(b) 384,774
89,853 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 7.29%(TSFR1M+219bps), 12/9/40(b) 89,922
957,307 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 6.74%(TSFR1M+164bps), 5/15/41(b) 957,752
77,459 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 7.74%(TSFR1M+264bps), 12/9/40(b) 77,488
406,660 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.86%(TSFR1M+176bps), 12/9/40(b) 407,901
291,239 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 6.79%(TSFR1M+169bps), 3/15/41(b) 289,959

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,703,053 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 6.49%(TSFR1M+139bps), 3/15/41(b) $ 1,701,770
319,638 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 7.06%(TSFR1M+196bps), 2/15/39(b) 317,057
319,638 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 6.66%(TSFR1M+156bps), 2/15/39(b) 317,267
319,638 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 6.41%(TSFR1M+131bps), 2/15/39(b) 317,480
1,061,411 BX Commercial Mortgage Trust, Class A, Series
2022-LP2, 6.11%(TSFR1M+101bps), 2/15/39(b) 1,055,437
97,201 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 6.89%(TSFR1M+179bps), 2/15/39(b) 96,975
763,027 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 6.54%(TSFR1M+144bps), 2/15/39(b) 762,778
119,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 7.04%(TSFR1M+195bps), 4/15/34(b) 116,992
113,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 6.74%(TSFR1M+165bps), 4/15/34(b) 111,106
172,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 6.44%(TSFR1M+135bps), 4/15/34(b) 169,222
2,362,904 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 6.14%(TSFR1M+105bps), 4/15/34(b) 2,336,229
4,383,689 BX Commercial Mortgage Trust 2021-SOAR, Class
A, Series 2021-SOAR, 5.88%(TSFR1M+78bps),
6/15/38(b) 4,356,371
210,000 BX Mortgage Trust, Class D, Series 2021-PAC,
6.51%(TSFR1M+141bps), 10/15/36(b) 206,010
216,000 BX Mortgage Trust, Class C, Series 2021-PAC,
6.31%(TSFR1M+121bps), 10/15/36(b) 212,306
730,000 BX Mortgage Trust, Class E, Series 2021-PAC,
7.16%(TSFR1M+206bps), 10/15/36(b) 721,814
162,000 BX Mortgage Trust, Class B, Series 2021-PAC,
6.11%(TSFR1M+101bps), 10/15/36(b) 159,664
2,708,000 BX Mortgage Trust, Class A, Series 2021-PAC,
5.90%(TSFR1M+80bps), 10/15/36(b) 2,683,675
463,253 BX Trust, Class A, Series 2022-GPA,
7.26%(TSFR1M+217bps), 8/15/39(b) 463,311
714,749 BX Trust, Class A, Series 2022-IND A,
6.59%(TSFR1M+149bps), 4/15/37(b) 714,244
364,608 BX Trust, Class B, Series 2022-IND,
7.04%(TSFR1M+194bps), 4/15/37(b) 364,343
153,307 BX Trust, Class C, Series 2024-CNYN,
7.04%(TSFR1M+194bps), 4/15/41(b) 152,812
183,968 BX Trust, Class B, Series 2024-CNYN,
6.79%(TSFR1M+169bps), 4/15/41(b) 183,374
82,471 BX Trust, Class C, Series 2022-IND,
7.39%(TSFR1M+229bps), 4/15/37(b) 82,156
68,726 BX Trust, Class D, Series 2022-IND,
7.94%(TSFR1M+284bps), 4/15/37(b) 68,723
1,156,228 BX Trust, Class A, Series 2024-CNYN,
6.54%(TSFR1M+144bps), 4/15/41(b) 1,155,831
738,000 CARLYLE US CLO, Ltd., Class A1R, Series 2021-
11A, 6.73%(TSFR3M+141bps), 7/25/37, Callable
7/25/26 @ 100(b) 738,792
13,630,760 Cedar Funding V CLO, Ltd., Class A1R, Series 2016-
5A, 6.65%(TSFR3M+136bps), 7/17/31, Callable
10/17/24 @ 100(b) 13,640,119
235,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 6.59%(TSFR3M+131bps), 4/20/34, Callable
10/20/24 @ 100(b) 235,077
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 643,000 Cedar Funding X CLO, Ltd., Class AR, Series 2019-
10A, 6.64%(TSFR3M+136bps), 10/20/32, Callable
10/20/24 @ 100(b) $ 643,370
485,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.68%(TSFR3M+139bps), 10/25/34,
Callable 10/25/24 @ 100(b) 485,970
942,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 6.60%(TSFR3M+132bps), 4/20/35, Callable
10/20/24 @ 100(b) 942,246
791,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.71%(TSFR3M+143bps), 10/20/34, Callable
10/20/24 @ 100(b) 791,380
310,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.74%(TSFR3M+146bps), 4/20/34, Callable
10/20/24 @ 100(b) 310,207
487,512 CSMC, Class A, Series 2020-NET, 2.26%,
8/15/37(b) 470,303
860,000 CSMC Trust, Class D, Series 2017-PFHP,
7.39%(TSFR1M+230bps), 12/15/30(b) 820,914
1,010,000 Dryden 108 CLO, Ltd., Class A1R, Series 2022-
108A, 6.64%(TSFR3M+136bps), 7/18/37, Callable
7/18/26 @ 100(b) 1,013,013
586,000 Dryden 85 CLO, Ltd., Class A1R2, Series 2020-85A,
6.68%(TSFR3M+138bps), 7/15/37, Callable
7/15/26 @ 100(b) 586,665
670,000 Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A,
6.52%(TSFR3M+139bps), 2/20/35, Callable
11/20/24 @ 100(b) 670,221
157,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 6.04%, 1/15/41(b)(c) 160,908
594,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
6.84%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) 596,407
667,000 Eaton Vance CLO, Ltd., Class ARR, Series 2020-1A,
6.69%(TSFR3M+139bps), 10/15/37, Callable
10/15/26 @ 100(b) 668,115
930,000 Eaton Vance CLO, Ltd., Class AR2, Series
2020-2A(TSFR3M+138bps), 10/15/37(b) 930,000
930,000 Eaton Vance CLO, Ltd., Class AR, Series 2020-2A,
6.71%(TSFR3M+141bps), 1/15/35(b) 930,000
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.81%(TSFR3M+151bps), 1/15/34, Callable
10/15/24 @ 100(b) 250,270
1,467,292 ELP Commercial Mortgage Trust, Class A, Series
2021-ELP, 5.91%(TSFR1M+82bps), 11/15/38(b) 1,455,439
400,966 Extended Stay America Trust, Class D, Series 2021-
ESH, 7.46%(TSFR1M+236bps), 7/15/38(b) 400,998
271,766 Extended Stay America Trust, Class B, Series 2021-
ESH, 6.59%(TSFR1M+149bps), 7/15/38(b) 271,176
200,483 Extended Stay America Trust, Class C, Series 2021-
ESH, 6.91%(TSFR1M+181bps), 7/15/38(b) 200,049
476,704 Extended Stay America Trust, Class A, Series 2021-
ESH, 6.29%(TSFR1M+119bps), 7/15/38(b) 476,077
515,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
6.45%(TSFR3M+136bps), 10/19/37(b) 514,355
100,000 GS Mortgage Securities Corp. Trust, Class C, Series
2021-IP, 6.76%(TSFR1M+166bps), 10/15/36(b) 97,510
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 6.36%(TSFR1M+126bps), 10/15/36(b) 97,754

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 643,000 GS Mortgage Securities Corp. Trust, Class A, Series
2021-IP, 6.16%(TSFR1M+106bps), 10/15/36(b) $ 635,731
800,000 INTOWN Mortgage Trust, Class A, Series 2022-
STAY, 7.59%(TSFR1M+249bps), 8/15/39, Callable
8/15/25 @ 100(b) 801,032
556,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.67%(TSFR3M+139bps), 10/22/34, Callable
10/22/24 @ 100(b) 556,339
488,000 Invesco US CLO, Ltd., Class A, Series 2024-3A,
6.83%(TSFR3M+151bps), 7/20/37, Callable
7/20/26 @ 100(b) 489,000
64,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(b) 49,994
41,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(b) 35,968
1,420,000 Life Mortgage Trust, Class A1, Series 2022-BMR2,
6.39%(TSFR1M+130bps), 5/15/39, Callable
5/15/25 @ 100(b) 1,381,089
79,313 Life Mortgage Trust, Class D, Series 2021-BMR,
6.61%(TSFR1M+151bps), 3/15/38(b) 77,739
226,043 Life Mortgage Trust, Class A, Series 2021-BMR,
5.91%(TSFR1M+81bps), 3/15/38(b) 222,087
855,000 Life Mortgage Trust, Class B, Series 2022-BMR2,
6.89%(TSFR1M+179bps), 5/15/39, Callable
5/15/25 @ 100(b) 814,738
79,313 Life Mortgage Trust, Class E, Series 2021-BMR,
6.96%(TSFR1M+186bps), 3/15/38(b) 76,947
479,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
7.19%(TSFR1M+209bps), 5/15/39, Callable
5/15/25 @ 100(b) 452,662
426,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
7.64%(TSFR1M+254bps), 5/15/39, Callable
5/15/25 @ 100(b) 396,650
79,313 Life Mortgage Trust, Class C, Series 2021-BMR,
6.31%(TSFR1M+121bps), 3/15/38(b) 77,835
79,313 Life Mortgage Trust, Class B, Series 2021-BMR,
6.09%(TSFR1M+99bps), 3/15/38(b) 77,932
320,000 Madison Park Funding L, Ltd., Class A, Series 2021-
50A, 6.68%(TSFR3M+140bps), 4/19/34, Callable
10/19/24 @ 100(b) 320,235
910,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 6.64%(TSFR3M+136bps), 1/22/35,
Callable 10/22/24 @ 100(b) 910,242
379,000 Madison Park Funding XIX, Ltd., Class AR3, Series
2015-19A, 6.88%(TSFR3M+160bps), 1/22/37,
Callable 1/22/26 @ 100(b) 380,238
250,000 Madison Park Funding XLV, Ltd., Class AR, Series
2020-45A, 6.68%(TSFR3M+138bps), 7/15/34,
Callable 10/15/24 @ 100(b) 250,076
250,000 Magnetite XXI, Ltd., Class AR, Series 2019-21A,
6.56%(TSFR3M+128bps), 4/20/34, Callable
10/20/24 @ 100(b) 250,092
680,000 Magnetite XXIX, Ltd., Class AR, Series 2021-29A,
6.59%(TSFR3M+135bps), 7/15/37, Callable
7/15/26 @ 100(b) 680,757
250,000 Magnetite XXVII, Ltd., Class AR, Series 2020-27A,
6.68%(TSFR3M+140bps), 10/20/34, Callable
10/20/24 @ 100(b) 250,438
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 968,000 Magnetite XXX, Ltd., Class A, Series 2021-30A,
6.68%(TSFR3M+139bps), 10/25/34, Callable
10/25/24 @ 100(b) $ 968,771
218,108 MHC Commercial Mortgage Trust, Class A, Series
2021-MHC, 6.01%(TSFR1M+92bps), 4/15/38(b) 217,143
191,335 Milos CLO, Ltd., Class AR, Series 2017-1A,
6.61%(TSFR3M+133bps), 10/20/30, Callable
10/20/24 @ 100(b) 191,455
385,000 Morgan Stanley Capital I Trust, Class A, Series
2019-MEAD, 3.17%, 11/10/36, Callable 11/10/24
@ 100(b) 369,178
132,000 Morgan Stanley Capital I Trust, Class A4, Series
2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100 129,252
56,000 Morgan Stanley Capital I Trust, Class B, Series
2019-MEAD, 3.28%, 11/10/36, Callable 11/10/24
@ 100(b) 53,416
53,000 Morgan Stanley Capital I Trust, Class C, Series
2019-MEAD, 3.28%, 11/10/36, Callable 11/10/24
@ 100(b)(c) 50,006
248,178 OPEN Trust, Class B, Series 2023-AIR,
8.93%(TSFR1M+384bps), 10/15/28(b) 250,047
412,153 OPEN Trust, Class A, Series 2023-AIR,
8.19%(TSFR1M+309bps), 10/15/28(b) 416,085
326,000 Peace Park CLO, Ltd., Class A, Series 2021-1A,
6.67%(TSFR3M+139bps), 10/20/34, Callable
10/20/24 @ 100(b) 326,248
333,000 Rockland Park CLO, Ltd., Class A, Series 2021-1A,
6.66%(TSFR3M+138bps), 4/20/34, Callable
10/20/24 @ 100(b) 333,253
250,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
7.10%(TSFR1M+200bps), 2/15/39, Callable
2/15/25 @ 100(b) 245,035
130,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
7.75%(TSFR1M+265bps), 2/15/39, Callable
2/15/25 @ 100(b) 126,504
554,980 SREIT Trust, Class B, Series 2021-MFP,
6.29%(TSFR1M+119bps), 11/15/38(b) 550,840
344,471 SREIT Trust, Class C, Series 2021-MFP,
6.54%(TSFR1M+144bps), 11/15/38(b) 341,484
226,777 SREIT Trust, Class D, Series 2021-MFP,
6.79%(TSFR1M+169bps), 11/15/38(b) 224,812
969,302 SREIT Trust, Class A, Series 2021-MFP,
5.94%(TSFR1M+85bps), 11/15/38(b) 964,329
469,056 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 6.62%(TSFR3M+134bps), 4/20/33, Callable
10/20/24 @ 100(b) 469,525
1,054,000 Symphony CLO XXXII, Ltd., Class A1, Series 2022-
32A, 6.60%(TSFR3M+132bps), 4/23/35, Callable
10/23/24 @ 100(b) 1,054,347
285,000 VLS Commercial Mortgage Trust, Class A, Series
2020-LAB, 2.13%, 10/10/42(b) 234,849
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,682
1,073,000 Voya CLO, Ltd., Class AR, Series 2020-3A,
6.69%(TSFR3M+141bps), 10/20/34, Callable
10/20/24 @ 100(b) 1,073,782
370,000 Voya CLO, Ltd., Class A1, Series 2024-1A,
6.85%(TSFR3M+152bps), 4/15/37, Callable
7/15/26 @ 100(b) 371,925

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 280,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.70%(TSFR3M+142bps), 7/19/34, Callable
10/19/24 @ 100(b) $ 280,178
155,000 Wells Fargo Commercial Mortgage Trust, Class
A5, Series 2018-C48, 4.30%, 1/15/52, Callable
12/15/28 @ 100 153,849
185,000 Wells Fargo Commercial Mortgage Trust, Class
A, Series 2021-FCMT, 6.41%(TSFR1M+131bps),
5/15/31(b) 180,863
Total Collateralized Mortgage Obligations (Cost $84,088,924) 83,726,476
Convertible Bonds (0.1%):
Capital Markets (0.0%
†
):
10,000 Coinbase Global, Inc., 0.25%, 4/1/30(b) 9,028
Financial Services (0.0%
†
):
181,000 Global Payments, Inc., 1.50%, 3/1/31(b) 171,983
Household Durables (0.0%
†
):
10,000 Meritage Homes Corp., 1.75%, 5/15/28(b) 11,408
Independent Power and Renewable Electricity Producers
(0.0%
†
):
173,000 Sunnova Energy International, Inc., 0.25%, 12/1/26 130,635
Leisure Products (0.0%
†
):
20,000 Peloton Interactive, Inc., 5.50%, 12/1/29(b) 26,405
Media (0.1%):
846,000 DISH Network Corp., 3.38%, 8/15/26 684,719
Real Estate Management & Development (0.0%
†
):
262,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 0.25%, 6/15/26 228,157
Semiconductors & Semiconductor Equipment (0.0%
†
):
336,000 Wolfspeed, Inc., 1.88%, 12/1/29 123,411
Software (0.0%
†
):
20,000 BlackLine, Inc., 1.00%, 6/1/29(b) 20,942
Total Convertible Bonds (Cost $1,567,229) 1,406,688
Bank Loans (0.2%):
Automobile Components (0.0%
†
):
64,832 Power Stop Term 1Ln, 9.60% (Term
SOFR+475bps), 1/26/29(b) 62,239
Consumer Finance (0.0%
†
):
250,000 United Planet Fitness Term 1Ln, 8.85% (Term
SOFR+400bps), 12/30/26(b) 227,605
Distributors (0.0%
†
):
248,085 US LBM Term B 1Ln, 8.60% (Term SOFR+375bps),
6/6/31(b) 246,286
Diversified Consumer Services (0.0%
†
):
15,000 Ascend Learning Term 2Ln, 10.60% (Term
SOFR+575bps), 12/10/29 14,494
160,875 Ascend Learning Term B 1Ln, 8.35% (Term
SOFR+350bps), 12/10/28(b) 160,059
5,000 Tripadvisor Term B 1Ln, 7.60% (Term
SOFR+275bps), 7/8/31(b) 4,983
179,536
Financial Services (0.0%
†
):
165,000 Intrafi Term B 1Ln, 8.85% (Term SOFR+400bps),
7/18/31(b) 163,479
Principal Amount Value
Bank Loans, continued
Financial Services, continued
$ 118,500 Westinghouse Term B 1Ln, 7.60% (Term
SOFR+275bps), 1/20/31(b) $ 118,430
281,909
Health Care Providers & Services (0.0%
†
):
65,027 Cano Health Term 1Ln, 12.85% (Term
SOFR+800bps), 6/28/29(b) 64,702
247,475 Cano Health Term B 1Ln, 0.00% (Term
SOFR+400bps), 11/23/27 61,869
15,000 Ensemble Health Term B 1Ln, 7.85% (Term
SOFR+300bps), 8/1/29(b) 15,011
141,582
Hotels, Restaurants & Leisure (0.0%
†
):
219,438 City Football Group Term B 1Ln, 7.85% (Term
SOFR+300bps), 7/21/30(b) 217,974
Household Durables (0.0%
†
):
413,928 CSC ServiceWorks Term B 1Ln, 8.85% (Term
SOFR+400bps), 3/4/28(b) 360,808
Industrial Conglomerates (0.0%
†
):
64,513 Brandsafway Term B 1Ln, 9.35% (Term
SOFR+450bps), 8/1/30(b) 62,638
Machinery (0.0%
†
):
35,000 Convergint Tech Term 2Ln, 11.60% (Term
SOFR+675bps), 3/31/29(b) 32,648
4,850 Convergint Tech Term B 1Ln, 8.60% (Term
SOFR+375bps), 3/31/28(b) 4,829
37,477
Media (0.0%
†
):
44,100 ABG Intermediate Holdings 2 LLC Term B1 1Ln,
7.60% (Term SOFR+275bps), 12/21/28(b) 44,119
114,703 COX Media Group Term B 1Ln, 8.35% (Term
SOFR+350bps), 12/17/26(b) 100,703
58,059 Diamond Sports Term DIP, 5.00%, 8/2/27(b) 69,199
214,021
Metals & Mining (0.1%):
294,256 American Rock Salt Term 1Ln, 8.85% (Term
SOFR+400bps), 6/4/28(b) 240,849
92,119 American Rock Salt Term First Out DD TL 1Ln,
4.85% (Term SOFR+0bps), 6/12/28(b) 91,198
86,114 American Rock Salt Term First Out TL B 1Ln, 4.85%
(Term SOFR+0bps), 6/12/28(b) 85,253
417,300
Software (0.1%):
5,000 Applied Systems Term 2Ln, 4.85% (Term
SOFR+0bps), 2/23/32(b) 5,144
109,207 AthenaHealth Group Term B 1Ln, 8.10% (Term
SOFR+325bps), 2/15/29(b) 108,411
225,000 Darktrace Term 1Ln, 8.10% (Term SOFR+325bps),
7/2/31(b) 221,281
7,607 Finastra CAN TL, 12.10% (Term SOFR+725bps),
9/13/29 7,607
325,718 Finastra US TL, 12.10% (Term SOFR+725bps),
9/13/29(b) 325,718
2,102 ION Anaytics Term 1Ln, 8.85% (Term
SOFR+400bps), 2/16/28(b) 2,091

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Software, continued
$ 15,000 NCR Voyix Term 1Ln, 4.83% (Libor+0bps),
9/24/31(b) $ 14,929
685,181
Textiles, Apparel & Luxury Goods (0.0%
†
):
74,235 Tory Burch Term B 1Ln, 8.10% (Term
SOFR+325bps), 4/16/28(b) 74,275
Total Bank Loans (Cost $3,337,985) 3,208,831
Corporate Bonds (17.5%):
Aerospace & Defense (0.4%):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27
@ 100 1,147,975
145,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 144,837
165,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100(b) 175,811
176,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100(b) 188,959
1,100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 1,069,044
100,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 96,818
266,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100(b) 291,581
1,150,000 Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59
@ 100 1,104,553
310,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
11/4/24 @ 101.03(b) 298,375
310,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 339,022
145,000 Moog, Inc., 4.25%, 12/15/27, Callable 11/4/24 @
102.13(b) 140,469
90,000 Spirit AeroSystems, Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(b) 100,350
855,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 11/4/24
@ 101.38 850,725
400,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 413,000
300,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(b) 317,250
6,678,769
Air Freight & Logistics (0.1%):
255,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 10/21/24 @ 101.19(b) 243,525
245,000 GN Bondco LLC, 9.50%, 10/15/31, Callable
10/15/26 @ 104.75^(b) 257,250
470,000 Optics Bidco SpA, Series 2033, 6.38%, 11/15/33,
Callable 8/15/33 @ 100(b) 488,800
989,575
Automobile Components (0.0%
†
):
125,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 110,625
35,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/1/25 @ 102.75(b) 33,994
90,000 Phinia, Inc., 6.75%, 4/15/29, Callable 4/15/26 @
103.38(b) 92,700
237,319
Principal Amount Value
Corporate Bonds, continued
Automobiles (0.0%
†
):
$ 55,000 LCM Investments Holdings II LLC, 4.88%, 5/1/29,
Callable 11/4/24 @ 102.44(b) $ 52,525
75,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(b) 79,125
165,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
11/4/24 @ 102(b) 153,450
285,100
Banks (2.2%):
151,000 Bank of America Corp., 4.45%, 3/3/26 150,976
1,300,000 Bank of America Corp., 3.42% (TSFR3M), 12/20/28,
Callable 12/20/27 @ 100 1,266,382
980,000 Bank of America Corp., 2.30% (SOFR), 7/21/32,
Callable 7/21/31 @ 100 847,519
6,359,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 6,531,526
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,096,536
1,156,000 Citigroup, Inc., 4.41% (SOFR), 3/31/31, Callable
3/31/30 @ 100 1,141,450
2,635,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 2,655,287
230,000 Citigroup, Inc., 7.13% (H15T5Y), 12/31/99, Callable
8/15/29 @ 100 239,200
165,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 172,450
2,500,000 JPMorgan Chase & Co., 4.49% (TSFR3M), 3/24/31,
Callable 3/24/30 @ 100 2,499,785
181,000 JPMorgan Chase & Co., 2.96% (TSFR3M), 5/13/31,
Callable 5/13/30 @ 100 166,008
5,828,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 5,823,058
937,000 JPMorgan Chase & Co., 4.91% (SOFR), 7/25/33,
Callable 7/25/32 @ 100 958,435
724,000 Santander Holdings USA, Inc., 6.50% (SOFR),
3/9/29, Callable 3/9/28 @ 100 754,903
3,705,000 Wells Fargo & Co., 2.41% (TSFR3M), 10/30/25,
Callable 10/30/24 @ 100, MTN 3,690,265
1,099,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 1,073,031
2,645,000 Wells Fargo & Co., 4.48% (TSFR3M), 4/4/31,
Callable 4/4/30 @ 100, MTN 2,646,875
428,000 Wells Fargo & Co., 5.50% (SOFR), 1/23/35, Callable
1/23/34 @ 100 448,472
1,372,000 Wells Fargo & Co., 5.01% (TSFR3M), 4/4/51,
Callable 4/4/50 @ 100, MTN 1,347,053
185,000 Wells Fargo & Co., 7.63% (H15T5Y), 12/31/99,
Callable 9/15/28 @ 100 201,650
175,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100^ 160,285
33,871,146
Beverages (0.0%
†
):
285,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
11/4/24 @ 103.13(b) 283,575
Biotechnology (0.2%):
411,000 Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100 422,948
375,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 390,664
424,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 439,937
403,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 420,817
200,000 Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100 209,470

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Biotechnology, continued
$ 365,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 $ 382,147
175,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 10/21/24 @ 100.97(b) 133,437
2,399,420
Broadline Retail (0.0%
†
):
20,000 Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25
@ 100 19,650
Building Products (0.1%):
795,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 10/21/24 @ 100(b) 785,063
120,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 110,700
73,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 79,791
45,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 51,755
215,000 Eco Material Technologies, Inc., 7.88%, 1/31/27,
Callable 11/4/24 @ 103.94(b) 217,687
175,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 179,375
1,424,371
Capital Markets (1.2%):
2,707,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 2,662,475
250,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y), 12/31/99, Callable 12/1/30 @ 100 223,437
105,000 Charles Schwab Corp. (The), Series G, 5.38%
(H15T5Y), Callable 6/1/25 @ 100 104,869
2,880,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 2,787,915
1,263,000 Goldman Sachs Group, Inc. (The), 2.38% (SOFR),
7/21/32, Callable 7/21/31 @ 100 1,095,737
3,062,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 2,761,808
128,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 147,192
60,000 Goldman Sachs Group, Inc. (The), Series Y, 6.13%
(H15T10Y), 12/31/99, Callable 11/10/34 @ 100 60,300
600,000 Intercontinental Exchange, Inc., 3.63%, 9/1/28,
Callable 6/1/28 @ 100 585,961
110,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(b) 112,750
100,000 Kronos Acquisition Holdings, Inc., 10.75%, 6/30/32,
Callable 6/30/27 @ 105.38(b) 94,250
2,534,000 Morgan Stanley, 3.62% (SOFR), 4/1/31, Callable
4/1/30 @ 100 2,436,983
2,236,000 Morgan Stanley, 4.89% (SOFR), 7/20/33, Callable
7/20/32 @ 100 2,262,852
1,700,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,890,580
125,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(b) 129,688
419,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100 430,075
145,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(b) 148,987
17,935,859
Principal Amount Value
Corporate Bonds, continued
Chemicals (0.3%):
$ 350,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) $ 356,125
115,000 Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @
103.13(b) 117,731
399,000 Celanese US Holdings LLC, 6.35%, 11/15/28,
Callable 10/15/28 @ 100 421,541
405,000 Celanese US Holdings LLC, 6.55%, 11/15/30,
Callable 9/15/30 @ 100 436,677
236,000 Celanese US Holdings LLC, 6.70%, 11/15/33,
Callable 8/15/33 @ 100 257,569
15,000 CF Industries, Inc., 4.95%, 6/1/43 14,137
510,000 Chemours Co. (The), 5.38%, 5/15/27, Callable
2/15/27 @ 100 496,612
386,400 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
11/4/24 @ 100(b) 322,161
115,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
11/4/24 @ 103.13(b) 111,981
55,000 Neogen Food Safety Corp., 8.63%, 7/20/30,
Callable 7/20/27 @ 102.16(b) 60,638
650,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 11/4/24 @ 102.13(b) 619,125
480,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
11/4/24 @ 102.44(b) 462,000
70,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
11/4/24 @ 103.31(b) 67,375
135,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19^ 124,875
330,000 Tronox, Inc., 4.63%, 3/15/29, Callable 11/4/24 @
102.31^(b) 308,138
450,000 WR Grace Holdings LLC, 4.88%, 6/15/27, Callable
11/4/24 @ 101.22(b) 441,563
125,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
11/4/24 @ 102.81(b) 117,344
40,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 41,850
4,777,442
Commercial Services & Supplies (0.2%):
125,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(b) 119,375
332,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
11/4/24 @ 102.31(b) 311,250
430,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
11/4/24 @ 101.67(b) 426,775
55,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 56,306
240,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 254,400
60,000 Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 5/15/32, Callable 5/15/27 @ 103.94 61,050
110,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 114,400
240,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 255,000
25,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
10/15/24 @ 103.44(b) 24,844
45,000 Pitney Bowes, Inc., 7.25%, 3/15/29, Callable
10/15/24 @ 103.63(b) 43,988

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 405,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(b) $ 411,581
270,000 Stericycle, Inc., 3.88%, 1/15/29, Callable 10/21/24
@ 101.94(b) 266,625
200,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable
11/4/24 @ 103.44(b) 197,000
290,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
11/4/24 @ 105.25(b) 290,725
2,833,319
Communications Equipment (0.0%
†
):
170,000 Viasat, Inc., 5.63%, 9/15/25, Callable 10/15/24 @
100(b) 166,812
250,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
10/15/24 @ 101.88(b) 225,938
392,750
Construction & Engineering (0.1%):
300,000 AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100 300,000
350,000 APX Group, Inc., 6.75%, 2/15/27, Callable 11/4/24
@ 101.69(b) 350,875
25,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 11/4/24 @
102.19(b) 23,812
35,000 Arcosa, Inc., 6.88%, 8/15/32, Callable 8/15/27 @
103.44(b) 36,488
480,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(b) 475,200
270,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
11/4/24 @ 102.25(b) 260,550
55,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 11/4/24 @ 102.81(b) 53,831
25,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 10/15/24 @ 102.63(b) 23,188
135,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 144,450
190,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/15/24 @ 104.13(b) 195,225
200,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
11/4/24 @ 102.75(b) 197,000
2,060,619
Construction Materials (0.0%
†
):
80,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13^(b) 83,600
210,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 225,750
115,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 109,681
90,000 Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 1/15/31, Callable 1/15/27 @
103.63(b) 95,175
514,206
Consumer Finance (1.1%):
224,000 Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25
@ 100 224,652
1,500,000 Ally Financial, Inc., 5.75%, 11/20/25, Callable
10/21/25 @ 100 1,509,377
1,000,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 1,058,005
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 590,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
12/31/99, Callable 5/15/26 @ 100 $ 525,693
577,000 Capital One Financial Corp., 2.64% (SOFR), 3/3/26,
Callable 3/3/25 @ 100 570,501
740,000 Capital One Financial Corp., 4.99% (SOFR), 7/24/26,
Callable 7/24/25 @ 100 740,053
2,665,000 Capital One Financial Corp., 3.65%, 5/11/27,
Callable 4/11/27 @ 100 2,615,615
343,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 334,905
738,000 Capital One Financial Corp., 3.27% (SOFR), 3/1/30,
Callable 3/1/29 @ 100 691,012
1,100,000 Capital One Financial Corp., 5.25% (SOFR), 7/26/30,
Callable 7/26/29 @ 100 1,115,792
250,000 Discover Bank, 5.97% (USISOA05), 8/9/28 257,410
2,253,000 Discover Financial Services, 4.50%, 1/30/26,
Callable 11/30/25 @ 100 2,247,081
200,000 Encore Capital Group, Inc., 9.25%, 4/1/29, Callable
4/1/26 @ 104.63^(b) 214,750
295,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
11/4/24 @ 101.75 281,356
155,000 OneMain Finance Corp., 3.88%, 9/15/28, Callable
11/4/24 @ 101.94 142,988
430,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 381,625
3,605,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 3,496,702
16,407,517
Consumer Staples Distribution & Retail (0.1%):
25,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable
11/4/24 @ 102.31(b) 24,344
210,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.50%, 2/15/28, Callable
2/15/25 @ 103.25(b) 213,150
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable
11/4/24 @ 100.88(b) 46,437
240,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 11/4/24 @ 102.5(b) 204,000
135,000 Chobani LLC/Chobani Finance Corp., Inc., 7.63%,
7/1/29, Callable 1/1/26 @ 103.81(b) 141,750
180,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 186,750
70,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 11/4/24 @ 102.13(b) 66,413
225,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 229,219
93,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 99,746
45,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 11/4/24 @ 101.69(b) 42,806
660,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 636,075
120,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 127,050

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 75,000 Walgreens Boots Alliance, Inc., 8.13%, 8/15/29,
Callable 8/15/26 @ 104.06 $ 74,719
2,092,459
Containers & Packaging (0.2%):
200,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.00%, 6/15/27,
Callable 11/4/24 @ 103(b) 201,000
150,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 11/4/24 @ 102(b) 133,500
570,000 Ardagh Packaging Finance plc/Ardagh Holdings USA,
Inc., 4.13%, 8/15/26, Callable 10/15/24 @ 100(b) 512,287
190,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 168,150
570,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(b) 574,275
80,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 4/15/25 @ 104.38(b) 81,200
65,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 60,450
245,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(b) 252,350
195,000 Mauser Packaging Solutions Holding Co., 7.88%,
4/15/27, Callable 2/15/25 @ 103.94(b) 201,094
180,000 Owens-Brockway Glass Container, Inc., 7.25%,
5/15/31, Callable 5/15/26 @ 103.63^(b) 185,175
330,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(b) 325,050
135,000 Sealed Air Corp./Sealed Air Corp. US, 6.13%,
2/1/28, Callable 2/1/25 @ 103.06(b) 137,025
2,831,556
Distributors (0.0%
†
):
145,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
11/4/24 @ 103.13(b) 136,844
75,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(b) 77,625
214,469
Diversified Consumer Services (0.1%):
350,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 352,187
110,000 Sotheby's, 7.38%, 10/15/27, Callable 10/15/24 @
100(b) 106,150
150,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 157,500
615,837
Diversified REITs (0.5%):
430,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(b) 400,437
189,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 153,222
96,000 Store Capital LLC, 4.63%, 3/15/29, Callable
12/15/28 @ 100 94,117
1,277,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 1,122,022
295,000 Uniti Group LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 9/15/25 @
105.25(b) 313,806
Principal Amount Value
Corporate Bonds, continued
Diversified REITs, continued
$ 131,000 Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27
@ 100 $ 129,364
367,000 Ventas Realty LP, 3.00%, 1/15/30, Callable
10/15/29 @ 100 339,877
1,430,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 1,447,540
3,000,000 WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26
@ 100 2,991,078
66,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 64,017
7,055,480
Diversified Telecommunication Services (0.5%):
138,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 137,911
400,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 393,738
1,200,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 910,164
20,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
10/15/24 @ 100.97(b) 19,000
15,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
10/15/24 @ 101.41(b) 14,025
300,000 Cogent Communications Group, Inc., 7.00%,
6/15/27, Callable 11/4/24 @ 103.5(b) 303,750
90,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 10/15/24 @ 102.5(b) 82,350
2,346,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 2,107,773
640,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 11/4/24 @ 101.47(b) 642,400
5,496 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 11/1/24 @ 102.94 5,455
145,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(b) 154,244
209,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 186,510
265,000 Warnermedia Holdings, Inc., 3.64%, 3/15/25 263,163
519,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 501,645
155,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 146,683
753,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 671,427
391,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 319,319
743,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 574,014
115,000 Windstream Escrow LLC/Windstream Escrow
Finance Corp., 8.25%, 10/1/31, Callable 10/1/27
@ 104.13(b) 116,725
55,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
11/4/24 @ 100(b) 49,156
185,000 Zayo Group Holdings, Inc., 6.13%, 3/1/28, Callable
11/4/24 @ 101.53(b) 153,550
7,753,002
Electric Utilities (0.4%):
941,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 10/15/27, Callable 11/4/24 @
100(b) 937,471

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 10,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 11/4/24 @
101.06(b) $ 9,563
155,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 11/4/24 @
102.94(b) 148,413
165,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 151,276
54,000 Duquesne Light Holdings, Inc., 2.53%, 10/1/30,
Callable 7/1/30 @ 100(b) 47,572
587,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 506,566
173,000 Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27
@ 100 167,349
1,075,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 1,056,387
210,000 Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31
@ 100 194,349
230,000 NextEra Energy Operating Partners LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(b) 242,075
430,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable
10/21/24 @ 101.92 433,225
20,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable
10/15/24 @ 101.69^(b) 18,675
40,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 36,250
140,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 134,709
714,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 670,138
15,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(b) 14,775
46,253 Topaz Solar Farms LLC, 5.75%, 9/30/39(b) 45,906
605,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
10/15/24 @ 100(b) 599,706
230,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 247,250
5,661,655
Electrical Equipment (0.0%
†
):
310,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
11/15/24 @ 102.06(b) 299,150
Electronic Equipment, Instruments & Components (0.1%):
565,000 Coherent Corp., 5.00%, 12/15/29, Callable 12/14/24
@ 102.5(b) 550,875
100,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(b) 103,500
654,375
Energy Equipment & Services (0.0%
†
):
180,000 Kodiak Gas Services LLC, 7.25%, 2/15/29, Callable
2/15/26 @ 103.63(b) 186,300
145,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44^(b) 138,112
90,000 Summit Midstream Holdings LLC, 8.63%, 10/31/29,
Callable 7/31/26 @ 104.31(b) 93,600
418,012
Principal Amount Value
Corporate Bonds, continued
Entertainment (0.0%
†
):
$ 310,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 11/4/24 @
101.94(b) $ 287,913
Financial Services (1.2%):
295,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 11/4/24 @ 102.5(b) 271,031
120,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
9.00%, 8/1/29, Callable 8/1/26 @ 104.5(b) 120,450
75,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(b) 80,531
1,268,000 Athene Global Funding, 5.34%, 1/15/27(b) 1,288,074
573,000 Athene Global Funding, 5.58%, 1/9/29(b) 590,960
95,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.25%, 1/15/30, Callable 1/15/26 @ 104.13(b) 96,900
2,052,000 Blackstone Private Credit Fund, 4.70%, 3/24/25 2,044,250
888,000 Blackstone Private Credit Fund, 7.05%, 9/29/25 904,327
40,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 38,600
40,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 36,450
245,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25(b) 254,494
200,000 Boost Newco Borrower LLC, 7.50%, 1/15/31,
Callable 1/15/27 @ 103.75(b) 214,250
120,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
11/4/24 @ 103.19(b) 98,100
242,000 Corebridge Financial, Inc., 3.50%, 4/4/25, Callable
3/4/25 @ 100 240,014
824,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 808,547
339,000 Corebridge Financial, Inc., 3.85%, 4/5/29, Callable
2/5/29 @ 100 328,844
404,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 378,821
92,000 Corebridge Financial, Inc., 4.35%, 4/5/42, Callable
10/5/41 @ 100 80,952
271,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 230,692
590,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 587,087
175,000 Focus Financial Partners LLC, 6.75%, 9/15/31,
Callable 9/15/27 @ 103.38(b) 176,312
968,000 Ford Motor Credit Co. LLC, 4.06%, 11/1/24 966,935
55,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(b) 58,162
50,000 HAT Holdings I LLC/HAT Holdings II LLC, 3.38%,
6/15/26, Callable 3/15/26 @ 100(b) 48,312
140,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(b) 147,700
640,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
11/4/24 @ 103.38(b) 612,000
505,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(b) 494,269
240,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(b) 249,600
1,400,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 1,338,750
358,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 363,073
91,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 79,326

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 386,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 $ 400,315
70,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 11/15/24 @ 102.25(b) 67,200
95,000 Jefferson Capital Holdings LLC, 9.50%, 2/15/29,
Callable 2/15/26 @ 104.75(b) 101,175
40,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 11/4/24
@ 102.38(b) 39,100
70,916 Level 3 Financing, Inc., 11.00%, 11/15/29, Callable
3/22/27 @ 105.5(b) 78,362
570,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(b) 445,312
200,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
3/22/25 @ 101.81(b) 147,500
125,000 Level 3 Financing, Inc., 4.00%, 4/15/31, Callable
3/22/25 @ 101.88(b) 90,937
845,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 11/4/24 @ 100^ 800,637
265,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 11/4/24 @ 100.83^ 237,838
80,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 58,000
170,000 Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29,
Callable 8/1/26 @ 103.25(b) 172,338
135,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(b) 140,737
212,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 193,140
272,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 236,370
355,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(b) 301,750
130,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(b) 136,338
495,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 514,181
17,389,043
Food Products (0.1%):
154,000 JBS USA Food Co., 3.63%, 1/15/32, Callable
1/15/27 @ 101.81(b) 126,280
650,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 615,875
45,000 Post Holdings, Inc., 5.63%, 1/15/28, Callable
10/21/24 @ 101.88(b) 45,225
69,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 64,429
625,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 635,156
105,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 105,525
1,592,490
Ground Transportation (0.0%
†
):
180,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 184,950
105,000 Hertz Corp. (The), 4.63%, 12/1/26, Callable 11/4/24
@ 102.31^(b) 82,162
Principal Amount Value
Corporate Bonds, continued
Ground Transportation, continued
$ 230,000 XPO, Inc., 7.13%, 2/1/32, Callable 2/1/27 @
103.56(b) $ 241,500
508,612
Health Care Equipment & Supplies (0.1%):
600,000 Hologic, Inc., 4.63%, 2/1/28, Callable 11/4/24 @
101.54(b) 586,500
600,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
11/4/24 @ 101.94(b) 567,000
85,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30,
Callable 8/1/26 @ 103.5(b) 88,188
120,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(b) 124,200
1,365,888
Health Care Providers & Services (0.9%):
495,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
10/15/24 @ 101.94(b) 464,421
140,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
11/4/24 @ 102.88(b) 137,550
35,000 Cano Health LLC, 6.25%, 10/1/28 44
55,000 Catalent Pharma Solutions, Inc., 3.13%, 2/15/29,
Callable 11/4/24 @ 101.56(b) 54,037
115,000 Catalent Pharma Solutions, Inc., 3.50%, 4/1/30,
Callable 4/1/25 @ 101.75(b) 112,556
1,365,000 Centene Corp., 4.25%, 12/15/27, Callable 10/21/24
@ 101.42 1,341,795
1,485,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 1,366,200
410,000 Centene Corp., 4.63%, 12/15/29, Callable 12/15/24
@ 102.31 401,288
245,000 Centene Corp., 3.38%, 2/15/30, Callable 2/15/25
@ 101.69 225,890
610,000 Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @
100 523,075
255,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 10/21/24 @ 102.81(b) 250,856
255,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 10/21/24 @ 103(b) 247,350
385,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 4/1/25 @ 103.06(b) 328,213
285,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 5/15/25 @ 102.63(b) 262,912
45,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(b) 39,600
765,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(b) 843,413
185,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(b) 192,169
343,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 349,771
140,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 143,570
495,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 470,250
534,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 554,692
503,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 528,779
510,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 480,038

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 99,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 $ 91,023
50,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 11/4/24
@ 102.25(b) 48,125
314,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 305,120
400,000 IQVIA, Inc., 5.00%, 10/15/26, Callable 11/4/24 @
100(b) 398,000
350,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(b) 394,450
120,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(b) 123,300
15,000 ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29,
Callable 11/4/24 @ 102.5(b) 9,450
40,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(b) 37,100
470,000 Molina Healthcare, Inc., 3.88%, 5/15/32, Callable
2/15/32 @ 100(b) 428,875
315,000 Organon & Co./Organon Foreign Debt Co.-Issuer
B.V., 4.13%, 4/30/28, Callable 11/4/24 @ 102.06(b) 302,400
95,155 Radiology Partners, Inc., 7.78%, 1/31/29, Callable
11/4/24 @ 100^(b) 94,203
115,000 Sally Holdings LLC/Sally Capital, Inc., 6.75%,
3/1/32, Callable 3/1/27 @ 103.38 118,163
175,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 182,656
590,000 Tenet Healthcare Corp., 6.25%, 2/1/27, Callable
10/21/24 @ 100 589,263
510,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
11/4/24 @ 101.53 513,187
295,000 Tenet Healthcare Corp., 4.25%, 6/1/29, Callable
10/21/24 @ 102.13 284,306
140,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
12/1/24 @ 102.19 134,400
117,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 115,538
85,000 Toledo Hospital (The), 6.02%, 11/15/48 78,275
55,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 56,787
35,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
11/4/24 @ 100(b) 22,750
13,645,840
Health Care REITs (0.3%):
45,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 42,975
66,000 Healthcare Realty Holdings LP, 3.50%, 8/1/26,
Callable 5/1/26 @ 100 64,845
63,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 57,943
101,000 Omega Healthcare Investors, Inc., 4.50%, 1/15/25,
Callable 11/4/24 @ 100 100,498
1,278,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 1,270,300
2,482,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 2,335,239
133,000 Omega Healthcare Investors, Inc., 3.38%, 2/1/31,
Callable 11/1/30 @ 100 120,928
Principal Amount Value
Corporate Bonds, continued
Health Care REITs, continued
$ 1,214,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 $ 1,068,320
5,061,048
Health Care Technology (0.1%):
25,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 10/15/24 @ 101.94(b) 23,938
625,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 10/15/24 @ 102.44(b) 598,437
622,375
Hotel & Resort REITs (0.0%
†
):
40,000 Service Properties Trust, 4.95%, 2/15/27, Callable
8/15/26 @ 100 37,600
540,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 510,975
45,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 35,550
584,125
Hotels, Restaurants & Leisure (0.4%):
500,000 Boyd Gaming Corp., 4.75%, 6/15/31, Callable
6/15/26 @ 102.38(b) 476,250
550,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
10/15/24 @ 102.03(b) 561,000
145,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 10/15/24 @ 102.31^(b) 137,569
345,000 Caesars Entertainment, Inc., 6.50%, 2/15/32,
Callable 2/15/27 @ 103.25(b) 355,350
460,000 Churchill Downs, Inc., 5.75%, 4/1/30, Callable
4/1/25 @ 102.88(b) 458,850
30,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
11/4/24 @ 100(b) 28,050
275,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25
@ 102.31(b) 262,281
160,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25
@ 103.38(b) 148,800
120,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(b) 122,550
580,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 590,875
40,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 5.00%, 6/1/29,
Callable 11/4/24 @ 102.5(b) 38,000
240,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31(b) 242,400
75,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(b) 72,750
45,000 Life Time, Inc., 5.75%, 1/15/26, Callable 11/4/24
@ 101.44(b) 44,944
40,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 11/4/24 @ 102.25^(b) 37,600
115,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(b) 116,581
680,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 697,000
510,000 Station Casinos LLC, 4.50%, 2/15/28, Callable
11/4/24 @ 101.13(b) 490,875

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 390,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27, Callable 2/15/27 @ 100(b) $ 390,000
105,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(b) 112,481
700,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 644,000
6,028,206
Household Durables (0.1%):
70,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b) 66,325
95,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 98,088
150,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 140,250
120,000 Landsea Homes Corp., 8.88%, 4/1/29, Callable
4/1/26 @ 104.44(b) 126,300
90,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 96,075
290,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100 276,225
130,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(b) 115,700
265,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 242,475
1,161,438
Household Products (0.0%
†
):
55,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(b) 50,188
Independent Power and Renewable Electricity Producers
(0.2%):
1,457,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(b) 1,435,276
1,412,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 1,348,460
218,000 AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30
@ 100 188,519
30,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 10/15/24 @ 102.38(b) 29,400
125,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 11/4/24 @ 102.13(b) 117,188
105,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 110,250
35,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 11/4/24
@ 102.25(b) 33,731
85,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
11/4/24 @ 101.47(b) 79,369
120,000 Sunnova Energy Corp., 11.75%, 10/1/28, Callable
4/1/28 @ 100(b) 114,000
3,456,193
Industrial Conglomerates (0.1%):
490,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 524,300
75,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 77,625
Principal Amount Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$ 35,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 11/4/24 @ 102.19(b) $ 33,338
635,263
Insurance (0.4%):
585,000 Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29,
Callable 11/4/24 @ 103(b) 562,331
70,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
11/4/24 @ 102.44(b) 66,850
40,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
11/4/24 @ 102.81(b) 38,450
190,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(b) 194,750
70,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
11/4/24 @ 102.94(b) 66,763
2,771,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(b) 2,553,266
436,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 425,469
500,000 Peachtree Corners Funding Trust, 3.98%, 2/15/25(b) 496,986
185,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19(b) 177,600
75,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(b) 76,219
180,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(b) 184,050
227,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 221,623
1,000,000 Unum Group, 5.75%, 8/15/42 1,015,091
6,079,448
IT Services (0.0%
†
):
135,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(b) 140,569
Leisure Products (0.0%
†
):
120,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38^(b) 122,400
110,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(b) 116,188
65,000 Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable
9/15/27 @ 104.81(b) 67,031
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 11/4/24 @
102.94(b) 5,040
170,000 Mattel, Inc., 6.20%, 10/1/40 172,399
483,058
Life Sciences Tools & Services (0.0%
†
):
15,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 10/21/24 @ 101.42(b) 14,456
30,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 11/4/24 @ 101.88(b) 28,088
42,544
Machinery (0.1%):
75,000 Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable
5/15/27 @ 104(b) 79,125
220,000 Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @
103.13(b) 225,500
185,000 Gates Corp., 6.88%, 7/1/29, Callable 7/1/26 @
103.44(b) 191,012
55,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
11/4/24 @ 102.31^(b) 36,781

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Machinery, continued
$ 110,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94^(b) $ 84,150
170,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 11/4/24
@ 103.25(b) 160,650
230,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 11/4/24
@ 102.06(b) 222,238
125,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 11/4/24
@ 102.94(b) 121,094
45,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 11/4/24 @ 102(b) 42,806
1,163,356
Media (0.8%):
300,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 10/15/24 @ 103.25(b) 283,500
255,000 Allen Media LLC/Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/28, Callable 11/4/24 @ 105.25(b) 109,650
25,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 11/4/24
@ 102.13(b) 22,812
10,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable
11/4/24 @ 103.06(b) 8,500
880,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b) 793,100
390,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 336,375
240,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(b) 248,700
346,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 7/23/25,
Callable 4/23/25 @ 100 345,348
512,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 529,674
813,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 743,228
279,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 289,659
1,256,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 1,054,960
809,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 619,162
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 863,215
345,000 Clear Channel Outdoor Holdings, Inc., 5.13%,
8/15/27, Callable 11/4/24 @ 100(b) 338,100
135,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 11/4/24 @ 103.75(b) 116,606
120,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 125,250
280,000 CMG Media Corp., 8.88%, 12/15/27, Callable
10/15/24 @ 102.22(b) 163,800
635,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 463,550
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 185,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) $ 93,425
25,000 Discovery Communications LLC, 4.13%, 5/15/29,
Callable 2/15/29 @ 100 23,619
540,000 DISH Network Corp., 11.75%, 11/15/27, Callable
5/15/25 @ 105.88(b) 565,650
93,000 Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 93,738
140,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38(b) 88,550
25,000 Match Group Holdings II LLC, 4.13%, 8/1/30,
Callable 5/1/25 @ 102.06(b) 23,312
190,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(b) 170,288
350,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 11/4/24 @
101.19(b) 344,750
1,620,000 Time Warner Cable LLC, 6.55%, 5/1/37 1,598,509
280,000 Time Warner Cable LLC, 7.30%, 7/1/38 294,060
69,000 Time Warner Cable LLC, 5.50%, 9/1/41, Callable
3/1/41 @ 100 59,829
435,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 10/15/24 @ 101.66(b) 435,000
180,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(b) 183,600
245,000 Univision Communications, Inc., 4.50%, 5/1/29,
Callable 11/4/24 @ 102.25(b) 218,662
11,648,181
Metals & Mining (0.1%):
400,000 ATI, Inc., 5.88%, 12/1/27, Callable 11/4/24 @
101.47 399,000
60,000 ATI, Inc., 4.88%, 10/1/29, Callable 10/21/24 @
102.44 57,825
45,000 ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @
102.56 43,706
45,000 Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable
11/4/24 @ 102.31(b) 42,469
45,000 Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26
@ 102.44(b) 41,737
175,000 Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable
3/15/27 @ 103.5(b) 176,969
60,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/15/25 @ 102.06 56,850
60,000 Commercial Metals Co., 4.38%, 3/15/32, Callable
3/15/27 @ 102.19 56,700
250,000 Constellium SE, 6.38%, 8/15/32, Callable 8/15/27
@ 103.19(b) 256,250
200,000 Kaiser Aluminum Corp., 4.63%, 3/1/28, Callable
11/4/24 @ 101.16(b) 192,750
125,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 114,375
200,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(b) 209,000
1,647,631
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
75,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 75,656
45,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 11/4/24 @ 100 44,775
120,431

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Multi-Utilities (0.1%):
$ 1,100,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 $ 1,029,449
1,000,000 NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42
@ 100 991,293
2,020,742
Office REITs (0.0%
†
):
400,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 332,000
72,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 68,235
400,235
Oil, Gas & Consumable Fuels (2.1%):
145,000 Aethon United BR LP/Aethon United Finance Corp.,
7.50%, 10/1/29, Callable 10/1/26 @ 103.75(b) 146,450
135,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 137,025
45,000 Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @
100 39,937
10,000 Apache Corp., 7.38%, 8/15/47 10,637
135,000 Archrock Partners LP/Archrock Partners Finance
Corp., 6.63%, 9/1/32, Callable 9/1/27 @ 103.31(b) 138,375
405,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 412,087
95,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(b) 92,981
300,000 CITGO Petroleum Corp., 6.38%, 6/15/26, Callable
11/4/24 @ 101.59(b) 300,375
125,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(b) 130,000
50,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(b) 46,500
20,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
11/4/24 @ 104.5(b) 20,050
114,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 120,703
309,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 329,729
92,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 102,288
166,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 186,539
99,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 112,626
305,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
10/21/24 @ 103.38(b) 296,994
25,000 Comstock Resources, Inc., 5.88%, 1/15/30, Callable
1/15/25 @ 102.94(b) 23,375
485,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 496,519
250,000 CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%,
12/15/33, Callable 12/15/28 @ 103.75(b) 271,250
20,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable
10/21/24 @ 101.92(b) 18,675
350,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(b) 353,063
146,000 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 4/15/25 @ 100 146,365
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 2,905,000 DCP Midstream Operating LP, 5.63%, 7/15/27,
Callable 4/15/27 @ 100 $ 2,989,245
321,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 329,025
25,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 11/4/24 @ 103.56(b) 25,000
445,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 466,694
26,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
10/15/24 @ 100.88 26,155
40,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
11/4/24 @ 102.06(b) 38,200
1,000,000 Emera US Finance LP, 3.55%, 6/15/26, Callable
3/15/26 @ 100 979,716
42,000 Energy Transfer LP, 5.75%, 4/1/25, Callable
10/21/24 @ 100 42,000
2,229,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 2,266,668
106,000 Energy Transfer LP, 5.25%, 4/15/29, Callable
1/15/29 @ 100 109,129
109,000 Energy Transfer LP, 3.75%, 5/15/30, Callable
2/15/30 @ 100 104,013
140,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 148,750
128,000 Energy Transfer LP, Series 20Y, 5.80%, 6/15/38,
Callable 12/15/37 @ 100 133,268
83,000 Energy Transfer LP, 6.00%, 6/15/48, Callable
12/15/47 @ 100 85,210
73,000 Energy Transfer LP, 6.25%, 4/15/49, Callable
10/15/48 @ 100 76,811
1,908,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 1,721,871
350,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(b) 357,875
400,000 EQM Midstream Partners LP, 7.50%, 6/1/27,
Callable 11/4/24 @ 103.75(b) 411,500
50,000 EQM Midstream Partners LP, 6.50%, 7/1/27,
Callable 1/1/27 @ 100(b) 51,437
45,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(b) 43,931
30,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 30,342
255,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 11/4/24 @ 104 260,100
230,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 241,500
650,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 650,176
71,000 Hess Corp., 7.30%, 8/15/31 81,315
50,000 Hess Corp., 7.13%, 3/15/33 57,456
2,002,000 Hess Corp., 5.60%, 2/15/41 2,083,662
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 1,234,479
125,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 129,062
230,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 238,338
125,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(b) 125,781
90,000 Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29,
Callable 8/15/26 @ 103.81(b) 89,887

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 205,000 Matador Resources Co., 6.50%, 4/15/32, Callable
4/15/27 @ 103.25(b) $ 205,000
60,000 Matador Resources Co., 6.25%, 4/15/33, Callable
4/15/28 @ 103.13(b) 58,800
278,000 Mesquite Energy, Inc., 7.25%, 2/15/23(a)(b)(d) —
115,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 113,275
159,000 MPLX LP, 4.88%, 12/1/24, Callable 11/4/24 @ 100 158,829
722,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 724,294
251,000 Murphy Oil Corp., 5.88%, 12/1/27, Callable
10/21/24 @ 101.96 254,137
115,000 Murphy Oil Corp., 6.00%, 10/1/32, Callable 10/1/27
@ 103 113,275
250,000 New Fortress Energy, Inc., 6.50%, 9/30/26, Callable
11/4/24 @ 101.63^(b) 209,375
180,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.13%, 2/15/29, Callable 2/15/26 @
104.06(b) 184,050
406,000 Occidental Petroleum Corp., 5.55%, 3/15/26,
Callable 12/15/25 @ 100 410,872
779,000 Occidental Petroleum Corp., 7.50%, 5/1/31 885,139
16,000 Occidental Petroleum Corp., 7.88%, 9/15/31 18,480
78,000 Occidental Petroleum Corp., 6.45%, 9/15/36 84,240
410,000 Occidental Petroleum Corp., 6.60%, 3/15/46,
Callable 9/15/45 @ 100 440,750
197,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 196,756
206,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 204,640
401,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 399,321
185,000 PBF Holding Co LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94^(b) 189,856
280,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 11/4/24 @ 101.5 275,800
65,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 11/4/24 @ 102.94(b) 64,675
265,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(b) 275,269
270,000 Range Resources Corp., 4.88%, 5/15/25, Callable
2/15/25 @ 100 268,313
335,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 333,325
229,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(b) 238,732
50,000 SM Energy Co., 6.75%, 9/15/26, Callable 11/4/24
@ 100 49,875
165,000 SM Energy Co., 6.50%, 7/15/28, Callable 11/4/24
@ 103.25 164,794
130,000 Southwestern Energy Co., 4.75%, 2/1/32, Callable
2/1/27 @ 102.38 124,150
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 11/4/24 @ 101 5,006
242,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 11/4/24 @ 101.96 242,605
430,000 Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29,
Callable 10/21/24 @ 102.25 412,800
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 50,000 Talos Production, Inc., 9.00%, 2/1/29, Callable
2/1/26 @ 104.5(b) $ 51,375
445,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 441,106
45,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 42,244
43,000 Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/30, Callable 2/15/30 @ 100 40,222
600,000 Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 567,000
1,000,000 Western Midstream Operating LP, 3.10%, 2/1/25,
Callable 1/1/25 @ 100 992,500
40,000 Western Midstream Operating LP, 3.95%, 6/1/25,
Callable 3/1/25 @ 100 39,750
127,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 127,159
1,000,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 992,500
66,000 Western Midstream Operating LP, 4.75%, 8/15/28,
Callable 5/15/28 @ 100 65,952
755,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 748,655
171,000 Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable
2/15/52 @ 100 165,487
31,141,522
Paper & Forest Products (0.0%
†
):
45,000 Mercer International, Inc., 5.13%, 2/1/29, Callable
10/15/24 @ 102.56 38,250
Passenger Airlines (0.0%
†
):
80,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63^(b) 81,700
195,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(b) 206,456
90,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(b) 94,500
382,656
Personal Care Products (0.0%
†
):
125,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(b) 130,469
Pharmaceuticals (0.1%):
1,000,000 Bayer US Finance II LLC, 4.25%, 12/15/25, Callable
10/15/25 @ 100(b) 991,895
76,000 Elanco Animal Health, Inc., 6.65%, 8/28/28, Callable
5/28/28 @ 100 78,375
830,000 Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @
100 737,110
1,807,380
Professional Services (0.0%
†
):
140,000 ASGN, Inc., 4.63%, 5/15/28, Callable 11/4/24 @
101.52(b) 135,450
335,000 CoreLogic, Inc., 4.50%, 5/1/28, Callable 11/4/24 @
102.25(b) 314,900
120,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 124,500
574,850

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development (0.3%):
$ 371,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 $ 343,178
110,400 Anywhere Real Estate Group LLC/Anywhere Co.-
Issuer Corp., 7.00%, 4/15/30, Callable 4/15/25 @
102.63^(b) 102,258
7,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 5.75%, 1/15/29, Callable 10/21/24 @
102.88(b) 5,828
1,265,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 1,205,720
719,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 776,227
62,000 Brandywine Operating Partnership LP, 4.55%,
10/1/29, Callable 7/1/29 @ 100 58,280
210,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 183,571
68,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 65,713
68,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 60,473
93,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 81,464
550,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100 523,813
175,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
11/4/24 @ 102.38 158,375
300,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 293,734
60,000 VICI Properties LP/VICI Note Co., Inc., 3.50%,
2/15/25, Callable 10/15/24 @ 100(b) 59,475
25,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 3/15/25 @ 100(b) 24,781
335,000 VICI Properties LP/VICI Note Co., Inc., 4.25%,
12/1/26, Callable 10/15/24 @ 101.06(b) 331,650
4,274,540
Retail REITs (0.4%):
536,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 567,202
355,000 Brixmor Operating Partnership LP, 3.85%, 2/1/25,
Callable 11/1/24 @ 100 352,993
15,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 15,034
2,200,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 2,135,747
581,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 500,872
93,000 VICI Properties LP, 4.38%, 5/15/25 92,535
731,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 733,741
1,082,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 1,083,353
249,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 249,311
5,730,788
Semiconductors & Semiconductor Equipment (0.4%):
65,000 Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27
@ 100(b) 60,238
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 4,456,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(b) $ 3,934,283
564,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 482,026
1,648,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(b) 1,353,493
310,000 Entegris, Inc., 4.38%, 4/15/28, Callable 10/15/24
@ 101.09(b) 299,150
50,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
11/4/24 @ 100.97(b) 47,500
285,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 11/4/24 @
102.19 275,381
6,452,071
Software (0.2%):
465,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 446,400
15,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
10/15/24 @ 102(b) 14,569
1,240,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(b) 1,229,150
150,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 10/21/24
@ 101(b) 144,563
120,000 McAfee Corp., 7.38%, 2/15/30, Callable 2/15/25
@ 103.69(b) 117,000
205,000 Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable
10/15/25 @ 104.65(b) 200,900
400,000 Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28
@ 100 375,395
400,000 SS&C Technologies, Inc., 5.50%, 9/30/27, Callable
11/4/24 @ 101.38(b) 399,500
150,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 154,687
165,000 Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%,
9/1/25, Callable 11/4/24 @ 100(b) 154,481
3,236,645
Specialized REITs (0.0%
†
):
297,000 SBA Tower Trust, 2.84%, 1/15/25, Callable 11/4/24
@ 100(b) 294,987
97,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 1/15/25
@ 100(b) 93,659
74,000 SBA Tower Trust, 2.33%, 1/15/28, Callable 7/15/26
@ 100(b) 68,400
99,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 103,579
560,625
Specialty Retail (0.3%):
55,000 ACProducts Holdings, Inc., 6.38%, 5/15/29, Callable
11/4/24 @ 103.19(b) 34,306
35,000 Arko Corp., 5.13%, 11/15/29, Callable 11/15/24 @
102.56^(b) 32,506
80,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 11/15/24 @ 102.31(b) 76,000
85,000 Asbury Automotive Group, Inc., 5.00%, 2/15/32,
Callable 11/15/26 @ 102.5(b) 79,900
65,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
11/4/24 @ 101.63(b) 30,225
32,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 31,784

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Specialty Retail, continued
$ 49,000 AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25
@ 100 $ 48,659
1,229,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 1,203,250
565,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(b) 574,887
150,000 Carvana Co., 5.88%, 10/1/28, Callable 10/15/24 @
102.94(b) 135,000
430,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/25 @
101.22(b) 357,975
125,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 125,000
65,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 11/4/24
@ 102^(b) 56,387
125,000 Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26
@ 101.94(b) 109,063
110,000 Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable
7/15/26 @ 103.19(b) 111,650
80,000 Lowe's Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27
@ 100 78,479
1,138,000 Lowe's Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61
@ 100 957,583
110,000 Michaels Cos., Inc. (The), 5.25%, 5/1/28, Callable
10/15/24 @ 102.63(b) 81,400
300,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 291,000
165,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 133,650
15,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
11/4/24 @ 103.19(b) 14,475
350,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(b) 312,375
4,875,554
Technology Hardware, Storage & Peripherals (0.1%):
65,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(b) 68,737
500,000 CommScope, Inc., 4.75%, 9/1/29, Callable 11/4/24
@ 102.38(b) 400,625
60,000 CPI CG, Inc., 10.00%, 7/15/29, Callable 7/15/26
@ 105(b) 63,150
55,000 Dell International LLC/EMC Corp., 5.85%, 7/15/25 55,382
59,000 Dell International LLC/EMC Corp., 6.02%, 6/15/26,
Callable 3/15/26 @ 100 60,423
101,000 Dell International LLC/EMC Corp., 6.10%, 7/15/27,
Callable 5/15/27 @ 100^ 105,938
87,000 Dell International LLC/EMC Corp., 6.20%, 7/15/30,
Callable 4/15/30 @ 100 94,540
848,795
Textiles, Apparel & Luxury Goods (0.2%):
130,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(b) 117,813
40,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
11/15/24 @ 102.06(b) 37,600
45,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(b) 40,725
108,000 Tapestry, Inc., 7.05%, 11/27/25 110,200
292,000 Tapestry, Inc., 7.00%, 11/27/26 302,067
Principal Amount Value
Corporate Bonds, continued
Textiles, Apparel & Luxury Goods, continued
$ 467,000 Tapestry, Inc., 7.35%, 11/27/28, Callable 10/27/28
@ 100 $ 491,744
522,000 Tapestry, Inc., 7.70%, 11/27/30, Callable 9/27/30
@ 100 561,526
522,000 Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33
@ 100 564,835
235,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 11/4/24 @ 102(b) 207,388
2,433,898
Tobacco (0.1%):
294,000 Altria Group, Inc., 4.25%, 8/9/42 250,611
191,000 Altria Group, Inc., 4.50%, 5/2/43 167,261
72,000 Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48
@ 100 75,446
175,000 BAT Capital Corp., 6.42%, 8/2/33, Callable 5/2/33
@ 100 191,620
144,000 Reynolds American, Inc., 4.45%, 6/12/25, Callable
3/12/25 @ 100 143,637
120,000 Reynolds American, Inc., 5.70%, 8/15/35, Callable
2/15/35 @ 100 124,425
45,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
10/15/24 @ 101.41(b) 45,675
998,675
Trading Companies & Distributors (0.2%):
2,465,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 2,437,436
130,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(b) 134,063
175,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(b) 187,906
60,000 Fortress Transportation and Infrastructure Investors
LLC, 7.00%, 6/15/32, Callable 6/15/27 @ 103.5(b) 63,000
30,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 11/4/24 @ 103(b) 26,362
305,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 315,294
3,164,061
Wireless Telecommunication Services (0.3%):
485,000 LCPR Senior Secured Financing DAC, 5.13%,
7/15/29, Callable 11/4/24 @ 102.56^(b) 392,850
1,155,000 Sprint Capital Corp., 8.75%, 3/15/32 1,432,200
2,860,000 T-Mobile USA, Inc., 3.75%, 4/15/27, Callable
2/15/27 @ 100 2,826,244
40,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable
10/15/24 @ 101.58 40,080
45,000 T-Mobile USA, Inc., 3.38%, 4/15/29, Callable
10/15/24 @ 101.69 43,151
430,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 416,938
5,151,463
Total Corporate Bonds (Cost $277,924,739) 266,643,691
Yankee Debt Obligations (4.3%):
Aerospace & Defense (0.1%):
620,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 11/4/24
@ 103(b) 623,100

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Aerospace & Defense, continued
$ 115,000 Garda World Security Corp., 8.25%, 8/1/32, Callable
8/1/27 @ 104.13(b) $ 117,300
740,400
Banks (0.7%):
2,377,000 Barclays PLC, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 2,386,665
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 188,289
1,000,000 HSBC Holdings PLC, 2.80% (SOFR), 5/24/32,
Callable 5/24/31 @ 100^ 882,193
3,069,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 3,086,625
3,863,000 Societe Generale SA, 1.49% (H15T1Y), 12/14/26,
Callable 12/14/25 @ 100(b) 3,696,474
239,000 UniCredit SpA, 5.86% (USISDA05), 6/19/32,
Callable 6/19/27 @ 100(b) 239,628
141,000 UniCredit SpA, 7.30% (USISDA05), 4/2/34, Callable
4/2/29 @ 100(b) 149,906
186,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 179,663
10,809,443
Biotechnology (0.0%
†
):
60,000 Grifols SA, 4.75%, 10/15/28, Callable 11/4/24 @
102.38^(b) 56,250
Capital Markets (0.4%):
4,610,000 Deutsche Bank AG, 4.50%, 4/1/25 4,588,379
115,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(b) 116,725
774,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) 730,587
314,000 UBS Group AG, 4.19% (SOFR), 4/1/31, Callable
4/1/30 @ 100(b) 307,462
5,743,153
Chemicals (0.1%):
225,000 Axalta Coating Systems Dutch Holding B B.V.,
7.25%, 2/15/31, Callable 11/15/26 @ 103.63(b) 240,187
125,000 Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable
11/4/24 @ 105.25(b) 131,250
530,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(b) 522,712
60,000 NOVA Chemicals Corp., 9.00%, 2/15/30, Callable
8/15/26 @ 104.5(b) 64,875
500,000 Nufarm Australia, Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30, Callable 1/27/25 @ 102.5(b) 462,500
125,000 SNF Group SACA, 3.13%, 3/15/27, Callable 11/4/24
@ 101.56(b) 118,438
1,539,962
Commercial Services & Supplies (0.0%
†
):
33,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
11/4/24 @ 102.31(b) 30,938
150,000 Cimpress PLC, 7.38%, 9/15/32, Callable 9/15/27
@ 103.69(b) 151,687
85,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 89,144
271,769
Principal Amount Value
Yankee Debt Obligations, continued
Communications Equipment (0.0%
†
):
$ 160,000 Nokia Oyj, 6.63%, 5/15/39 $ 168,800
Consumer Staples Distribution & Retail (0.3%):
1,380,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 2.50%, 1/15/27, Callable 12/15/26
@ 100 1,311,000
475,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.13%, 2/1/28, Callable 1/1/28 @ 100 481,184
180,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.50%, 1/15/30, Callable 1/15/25 @
102.75 182,298
1,375,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 1,194,531
708,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.75%, 4/1/33, Callable 1/1/33 @ 100 733,138
3,902,151
Containers & Packaging (0.0%
†
):
15,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28,
Callable 11/4/24 @ 100(b) 14,831
130,000 OI European Group BV, 4.75%, 2/15/30, Callable
11/15/24 @ 102.38(b) 122,525
285,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 11/4/24 @ 100(b) 282,863
420,219
Diversified Consumer Services (0.0%
†
):
165,000 Mclaren Finance PLC, 7.50%, 8/1/26, Callable
11/4/24 @ 101.88(b) 151,800
Diversified Telecommunication Services (0.1%):
470,000 Altice France SA, 5.13%, 1/15/29, Callable 11/4/24
@ 101.28(b) 326,650
520,000 Altice France SA, 5.13%, 7/15/29, Callable 11/4/24
@ 102.56(b) 365,300
335,000 Altice France SA, 5.50%, 10/15/29, Callable 11/4/24
@ 102.75(b) 232,825
250,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(b) 239,375
190,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 11/4/24 @ 101.38(b) 128,725
80,000 Telecom Italia Capital SA, 6.38%, 11/15/33^ 82,200
55,000 Telecom Italia Capital SA, 6.00%, 9/30/34^ 54,587
780,000 Vmed O2 UK Financing I PLC, 4.25%, 1/31/31,
Callable 1/31/26 @ 102.13(b) 688,350
2,118,012
Electrical Equipment (0.0%
†
):
665,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
11/4/24 @ 102(b) 630,087
Energy Equipment & Services (0.0%
†
):
190,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(b) 195,225
Financial Services (0.7%):
114,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
10/15/24 @ 100^(b) 112,860
361,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 1.65%, 10/29/24 359,803

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 151,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100 $ 152,484
163,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 162,491
503,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 483,047
3,068,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.45%, 4/15/27, Callable 3/15/27 @ 100 3,226,171
527,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100 496,702
564,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 507,875
445,000 Altice Financing SA, 5.00%, 1/15/28, Callable
11/4/24 @ 101.25(b) 376,025
2,000,000 Avolon Holdings Funding, Ltd., 2.88%, 2/15/25,
Callable 1/15/25 @ 100(b) 1,979,394
767,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 800,528
300,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 307,125
170,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(b) 176,588
150,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 154,875
430,000 HTA Group, Ltd., 7.50%, 6/4/29, Callable 6/4/26 @
103.75^(b) 436,450
390,000 Imperial Brands Finance PLC, 6.13%, 7/27/27,
Callable 6/27/27 @ 100(b) 405,185
40,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 41,850
110,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(b) 116,187
20,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(b) 20,400
200,000 Sable International Finance, Ltd., 7.13%, 10/15/32,
Callable 10/15/27 @ 103.56(b) 201,300
55,000 Sigma Holdco BV, 7.88%, 5/15/26, Callable
10/15/24 @ 100(b) 54,450
10,571,790
Health Care Providers & Services (0.0%
†
):
30,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
10/21/24 @ 102.19(b) 28,950
Hotels, Restaurants & Leisure (0.2%):
245,000 1011778 BC ULC/New Red Finance, Inc., 6.13%,
6/15/29, Callable 6/15/26 @ 103.06(b) 251,431
525,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) 483,000
565,000 Carnival Corp., 7.63%, 3/1/26, Callable 10/15/24
@ 101.91(b) 569,944
45,000 Melco Resorts Finance, Ltd., 5.75%, 7/21/28,
Callable 11/4/24 @ 101.44(b) 43,537
40,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 12/4/24 @ 102.69(b) 37,500
900,000 NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25
@ 100(b) 900,000
170,000 NCL Corp., Ltd., 5.88%, 2/15/27, Callable 10/15/24
@ 102.94(b) 170,213
Principal Amount Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure, continued
$ 65,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.,
8.00%, 8/1/30, Callable 8/1/25 @ 104(b) $ 67,519
115,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
11/4/24 @ 103.5(b) 116,006
240,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 262,800
2,901,950
Industrial REITs (0.0%
†
):
130,000 Connect Finco SARL/Connect US Finco LLC, 6.75%,
10/1/26 130,000
Insurance (0.1%):
1,414,000 AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30
@ 100(b) 1,341,656
35,000 Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30, Callable 12/15/25 @ 105.25(b) 38,062
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 201,809
1,581,527
Media (0.1%):
430,000 Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28, Callable 11/4/24 @ 101.25(b) 412,800
335,000 Ziggo Bond Co. BV, 5.13%, 2/28/30, Callable
2/15/25 @ 102.56(b) 309,037
721,837
Metals & Mining (0.1%):
45,000 Alcoa Nederland Holding BV, 4.13%, 3/31/29,
Callable 10/21/24 @ 102.06(b) 43,020
45,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 47,700
695,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25^(b) 688,050
35,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 10/15/24 @ 101.72(b) 34,519
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100(b) 4,894
180,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/4/24 @ 104^(b) 184,500
110,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63^(b) 117,150
1,119,833
Oil, Gas & Consumable Fuels (1.0%):
160,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(b) 160,000
245,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
11/24/24 @ 102.88(b) 131,075
185,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106(b) 186,156
680,000 eG Global Finance PLC, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 754,800
200,000 Golar LNG, Ltd., 7.75%, 9/19/29, Callable 3/19/28
@ 103.1(b) 199,060
285,000 Parkland Corp., 6.63%, 8/15/32, Callable 8/15/27
@ 103.31(b) 288,919
2,500,000 Petroleos Mexicanos, 4.50%, 1/23/26 2,421,875
151,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 139,864

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 4,920,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 $ 4,261,950
625,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 560,938
2,228,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,593,020
5,000,000 Petroleos Mexicanos, 6.35%, 2/12/48 3,450,000
336,000 Petroleos Mexicanos, 6.95%, 1/28/60, Callable
7/28/59 @ 100 241,080
255,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(b) 265,837
45,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable
11/4/24 @ 103.44(b) 44,213
243,000 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
11/4/24 @ 101.72(b) 242,392
144,500 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(b) 150,641
15,091,820
Passenger Airlines (0.0%
†
):
240,000 VistaJet Malta Finance PLC/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 11/4/24 @
103.94^(b) 232,200
215,000 VistaJet Malta Finance PLC/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @
103.19^(b) 184,094
416,294
Pharmaceuticals (0.1%):
570,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
11/4/24 @ 100(b) 555,750
217,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 202,353
19,000 Bausch Health Cos., Inc., 14.00%, 10/15/30,
Callable 10/15/25 @ 106(b) 17,195
775,298
Software (0.0%
†
):
205,000 Elastic NV, 4.13%, 7/15/29, Callable 11/4/24 @
102.06(b) 190,650
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 11/4/24
@ 100.97(b) 57,300
305,000 Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24
@ 101.94(b) 283,269
531,219
Sovereign Bond (0.2%):
3,150,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 3,232,687
200,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 187,429
200,000 Saudi Government International Bond, 4.50%,
4/22/60(b) 168,197
3,588,313
Technology Hardware, Storage & Peripherals (0.0%
†
):
115,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13 124,344
Transportation Infrastructure (0.0%
†
):
355,000 Seaspan Corp., 5.50%, 8/1/29, Callable 11/4/24 @
102.75(b) 337,250
Principal Amount Value
Yankee Debt Obligations, continued
Wireless Telecommunication Services (0.1%):
$ 450,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 10/15/24 @ 103.13(b) $ 446,625
295,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 264,394
711,019
Total Yankee Debt Obligations (Cost $68,908,326) 65,378,715
U.S. Government Agency Mortgages (11.7%):
Federal Home Loan Mortgage Corporation (3.4%):
19,810 2.50%, 6/1/31, Pool #J34501 19,062
14,388 2.50%, 6/1/31, Pool #G18604 13,846
25,021 2.50%, 7/1/31, Pool #V61246 24,225
41,702 2.50%, 8/1/31, Pool #V61273 40,217
113,505 3.50%, 3/1/32, Pool #C91403 114,374
356,734 3.50%, 7/1/32, Pool #C91467 359,468
91,287 2.50%, 12/1/32, Pool #G18669 87,868
21,185 2.50%, 3/1/33, Pool #G18680 20,177
82,743 3.00%, 4/1/33, Pool #G18684 80,148
26,404 3.00%, 5/1/33, Pool #G16550 25,675
69,047 2.50%, 7/1/33, Pool #G16661 66,394
19,343 3.00%, 4/1/34, Pool #G16829 19,083
104,994 3.50%, 10/1/34, Pool #C91793 101,889
348,410 3.00%, 5/1/35, Pool #SB0836 337,296
2,517,106 2.00%, 6/1/35, Pool #QN2416 2,320,312
397,196 1.50%, 8/1/35, Pool #SB8066 356,649
477,898 1.50%, 11/1/35, Pool #SB8073 429,104
34,806 1.50%, 11/1/35, Pool #QN4142 31,253
14,541 1.50%, 12/1/35, Pool #SB8078 13,056
461,129 1.50%, 1/1/36, Pool #SB8083 414,038
829,093 1.50%, 2/1/36, Pool #RC1756 744,040
26,068 1.50%, 2/1/36, Pool #SB8088 23,362
16,536 1.50%, 3/1/36, Pool #SB8092 14,819
28,444 1.50%, 4/1/36, Pool #SB8097 25,491
560,826 2.00%, 5/1/36, Pool #QN6400 514,490
1,014,560 2.00%, 6/1/36, Pool #SB8107 930,747
29,602 1.50%, 6/1/36, Pool #SB8106 26,529
25,587 1.50%, 7/1/36, Pool #SB8110 22,931
2,685,603 2.50%, 7/1/36, Pool #SB0535 2,541,461
18,080 1.50%, 8/1/36, Pool #SB8114 16,203
380,054 1.50%, 12/1/36, Pool #SB8131 339,228
780,959 2.50%, 3/1/37, Pool #RC2527 735,346
306,027 4.00%, 5/1/37, Pool #C91938 305,851
23,136 2.50%, 6/1/40, Pool #QK0306 20,899
142,466 4.00%, 11/1/40, Pool #A95150 140,302
29,369 1.50%, 12/1/40, Pool #RB5089 24,634
48,779 1.50%, 2/1/41, Pool #RB5099 41,756
49,507 1.50%, 3/1/41, Pool #RB5104 42,378
431,500 2.00%, 3/1/41, Pool #SC0136 377,041
49,175 1.50%, 4/1/41, Pool #RB5107 42,093
18,082 2.00%, 4/1/41, Pool #RB5108 15,787
18,723 2.00%, 7/1/41, Pool #RB5118 16,347
649,897 2.00%, 7/1/41, Pool #SC0162 567,792
80,602 2.50%, 10/1/41, Pool #RB5132 72,841
19,539 2.00%, 10/1/41, Pool #RB5131 16,964
304,256 2.00%, 11/1/41, Pool #RB5135 264,152
145,545 2.00%, 11/1/41, Pool #QK1180 126,358
153,566 2.50%, 1/1/42, Pool #RB5142 138,777
74,117 3.50%, 7/1/42, Pool #ZA1231 71,571
162,409 3.50%, 7/1/42, Pool #ZA1228 155,244

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 214,776 3.50%, 9/1/42, Pool #ZL3774 $ 205,020
200,576 4.50%, 10/1/42, Pool #RB5189 201,872
65,224 3.50%, 11/1/42, Pool #ZL4397 62,346
126,990 4.50%, 12/1/42, Pool #RB5198 127,813
198,201 3.50%, 1/1/44, Pool #G60271 190,377
389,471 3.50%, 1/1/44, Pool #G07922 370,907
48,672 4.00%, 2/1/45, Pool #G07949 48,475
47,076 3.50%, 11/1/45, Pool #Q37467 45,043
5,669 4.00%, 4/1/46, Pool #Q39975 5,613
11,733 4.00%, 4/1/46, Pool #V82292 11,679
94,481 3.50%, 9/1/46, Pool #Q43257 90,094
4,382 4.50%, 12/1/46, Pool #Q45028 4,399
148,421 3.00%, 12/1/46, Pool #G60989 133,668
4,533 4.50%, 1/1/47, Pool #Q45635 4,551
8,341 4.50%, 2/1/47, Pool #Q46222 8,390
415,317 2.50%, 4/1/47, Pool #SD0978 359,614
15,729 4.50%, 5/1/47, Pool #Q47935 15,822
22,579 4.50%, 5/1/47, Pool #Q48095 22,712
7,360 4.50%, 5/1/47, Pool #Q47942 7,403
184,965 4.00%, 6/1/47, Pool #Q48877 178,074
30,522 4.50%, 6/1/47, Pool #Q48759 30,701
13,272 4.50%, 7/1/47, Pool #Q49393 13,350
70,986 4.50%, 12/1/47, Pool #Q53017 70,031
23,198 4.00%, 2/1/48, Pool #G61343 22,965
11,168 4.00%, 2/1/48, Pool #Q54499 10,928
12,724 4.50%, 4/1/48, Pool #Q55500 12,521
39,699 4.50%, 4/1/48, Pool #Q55660 39,066
12,942 4.50%, 4/1/48, Pool #Q55724 12,735
25,811 4.50%, 5/1/48, Pool #Q55839 25,399
82,002 4.00%, 5/1/48, Pool #Q55992 80,241
120,664 4.00%, 6/1/48, Pool #G67713 116,146
39,051 4.00%, 7/1/48, Pool #Q59935 38,916
20,560 4.50%, 10/1/48, Pool #G67716 20,560
125,336 3.00%, 6/1/49, Pool #ZT2090 113,958
573,339 4.50%, 7/1/49, Pool #RA1171 574,959
127,324 3.00%, 4/1/50, Pool #QA9049 115,743
299,246 2.00%, 6/1/50, Pool #RA2677 251,912
273,912 2.50%, 8/1/50, Pool #SD0430 239,845
27,081 3.00%, 11/1/50, Pool #SD8108 24,532
377,365 2.50%, 11/1/50, Pool #SD7530 330,787
229,965 3.00%, 12/1/50, Pool #SD8115 208,327
1,908,638 2.50%, 2/1/51, Pool #SD7535 1,674,852
318,013 2.50%, 2/1/51, Pool #RA4575 277,073
307,281 2.50%, 3/1/51, Pool #RA4749 267,730
4,483,072 1.50%, 4/1/51, Pool #SD8139 3,535,772
68,038 3.00%, 5/1/51, Pool #RA5267 61,485
1,870,910 2.50%, 5/1/51, Pool #SD7540 1,643,975
1,157,882 2.00%, 5/1/51, Pool #SD7541 975,907
40,687 2.00%, 5/1/51, Pool #QC1514 34,137
307,643 2.50%, 7/1/51, Pool #RA5574 268,684
23,918 2.00%, 7/1/51, Pool #QC4163 20,068
1,643,138 2.50%, 7/1/51, Pool #SD3095 1,417,514
403,157 3.00%, 9/1/51, Pool #QC7496 364,474
374,738 3.00%, 9/1/51, Pool #QC6608 339,500
74,778 3.00%, 9/1/51, Pool #RA5901 67,575
399,410 3.00%, 10/1/51, Pool #QC9077 361,098
599,800 2.00%, 10/1/51, Pool #RA6076 501,847
391,607 3.00%, 11/1/51, Pool #QD1240 354,038
366,015 2.00%, 11/1/51, Pool #RA6302 305,251
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 1,078,128 2.00%, 11/1/51, Pool #RA6241 $ 902,075
88,086 3.00%, 11/1/51, Pool #RA6347 79,640
566,658 2.50%, 12/1/51, Pool #RA6434 493,583
1,870,883 2.50%, 12/1/51, Pool #RA6435 1,632,995
133,482 2.50%, 12/1/51, Pool #SD8183 115,565
424,790 2.00%, 12/1/51, Pool #RA6510 355,687
396,121 3.00%, 12/1/51, Pool #QD3200 358,104
347,604 3.00%, 1/1/52, Pool #RA6604 314,270
239,297 3.00%, 1/1/52, Pool #QD5561 216,376
94,995 3.50%, 2/1/52, Pool #RA6700 88,795
154,295 3.50%, 2/1/52, Pool #RA6799 144,406
913,526 2.00%, 2/1/52, Pool #RA6824 764,859
937,996 2.00%, 2/1/52, Pool #RA6823 784,615
915,999 2.00%, 2/1/52, Pool #SD8193 757,209
222,662 3.00%, 3/1/52, Pool #SD2219 201,703
591,969 3.50%, 3/1/52, Pool #RA6949 555,175
2,158,535 3.00%, 3/1/52, Pool #RA6988 1,951,115
4,040,663 2.00%, 3/1/52, Pool #SD4071 3,340,255
109,975 2.00%, 3/1/52, Pool #SD8199 90,912
1,086,807 3.50%, 3/1/52, Pool #RA6987 1,019,324
630,778 3.50%, 3/1/52, Pool #RA6950 593,893
172,870 3.50%, 4/1/52, Pool #SD0927 163,582
287,922 3.00%, 5/1/52, Pool #RA7375 260,245
24,780 5.00%, 7/1/52, Pool #RA7617 24,872
165,019 5.00%, 9/1/52, Pool #SD1572 166,493
689,048 4.00%, 10/1/52, Pool #SD1772 671,355
269,424 5.00%, 11/1/52, Pool #SD1862 271,934
610,454 5.00%, 12/1/52, Pool #SD1924 616,060
1,819,962 5.50%, 5/1/53, Pool #RA9058 1,870,652
193,773 6.00%, 6/1/53, Pool #RA9278 200,265
192,697 6.00%, 6/1/53, Pool #RA9277 199,908
226,229 6.00%, 6/1/53, Pool #RA9276 234,612
923,213 5.50%, 6/1/53, Pool #RA9161 945,479
765,838 5.50%, 3/1/54, Pool #RJ1067 777,134
612,399 5.00%, 6/1/54, Pool #SD8437 612,062
400,015 6.00%, 9/1/54, Pool #SD6419 417,343
100,000 6.00%, 9/1/54, Pool #SD7574 103,250
52,463,844
Government National Mortgage Association (3.0%):
14,112 4.00%, 10/20/40, Pool #4833 13,936
42,787 4.00%, 1/20/41, Pool #4922 42,254
46,731 4.00%, 8/15/41, Pool #430354 45,613
490,302 4.00%, 1/20/42, Pool #5280 486,134
67,885 4.00%, 11/20/42, Pool #MA0535 67,393
161,161 3.00%, 12/20/42, Pool #AA5872 147,550
19,721 3.50%, 3/20/43, Pool #AD8884 18,871
107,380 3.00%, 3/20/43, Pool #AA6146 99,738
46,039 3.00%, 3/20/43, Pool #AD8812 42,592
20,872 3.50%, 4/20/43, Pool #AD9075 19,973
7,937 3.50%, 4/20/43, Pool #AB9891 7,595
42,287 4.00%, 5/20/46, Pool #MA3664 41,862
213,290 3.00%, 12/20/46, Pool #MA4126 197,075
40,411 4.00%, 1/15/47, Pool #AX5857 39,930
35,354 4.00%, 1/15/47, Pool #AX5831 34,604
302,366 3.00%, 1/20/47, Pool #MA4195 279,380
125,265 4.00%, 3/20/47, Pool #MA4322 122,783
21,260 4.00%, 4/20/47, Pool #MA4383 20,839
71,768 4.00%, 4/20/47, Pool #784304 70,204
69,440 4.00%, 4/20/47, Pool #784303 67,927

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 15,046 3.50%, 2/20/48, Pool #MA5019 $ 14,216
11,135 4.00%, 4/20/48, Pool #BG3507 10,920
11,782 4.00%, 4/20/48, Pool #BG7744 11,555
5,951 3.50%, 12/20/49, Pool #BR8985 5,594
2,684 3.50%, 12/20/49, Pool #BR8984 2,530
2,605 3.50%, 12/20/49, Pool #BR8987 2,460
6,881,976 2.00%, 10/20/50, Pool #MA6930 5,837,803
7,018,304 2.00%, 11/20/50, Pool #MA6994 5,953,414
860,640 2.00%, 12/20/50, Pool #MA7051 730,054
1,057,467 2.00%, 1/20/51, Pool #MA7135 896,106
1,591,645 2.00%, 2/20/51, Pool #MA7192 1,349,386
968,972 2.50%, 7/20/51, Pool #MA7472 853,008
185,437 2.50%, 8/20/51, Pool #785575 161,571
161,831 2.50%, 9/20/51, Pool #785616 140,777
798,288 2.50%, 9/20/51, Pool #MA7589 702,386
59,789 2.50%, 12/20/51, Pool #MA7767 52,615
218,920 2.50%, 12/20/51, Pool #785792 190,746
979,759 2.50%, 1/20/52, Pool #MA7827 861,899
5,415,057 3.00%, 3/20/52, Pool #MA7937 4,933,553
935,152 2.50%, 5/20/52, Pool #MA8042 822,360
1,476,648 3.00%, 6/20/52, Pool #MA8098 1,345,086
5,823,052 2.50%, 6/20/52, Pool #MA8097 5,122,378
966,828 3.50%, 7/20/52, Pool #MA8149 909,095
2,254,703 3.50%, 9/20/52, Pool #MA8266 2,120,066
1,191,075 4.00%, 10/20/52, Pool #MA8346 1,152,634
1,659,516 3.50%, 10/20/52, Pool #MA8345 1,560,435
3,048,647 4.50%, 4/20/53, Pool #MA8799 3,011,360
797,806 5.00%, 9/20/53, Pool #MA9170 800,483
335,169 6.50%, 11/20/53, Pool #MA9307 342,949
650,000 5.50%, 11/20/53, TBA 656,183
458,637 3.50%, 5/20/54, Pool #MA9664 431,545
1,250,000 5.50%, 10/20/54, TBA 1,261,719
875,000 5.00%, 10/20/54, TBA 876,504
700,000 5.00%, 11/20/54, TBA 700,847
45,690,490
Federal National Mortgage Association (5.3%):
21,622 2.50%, 5/1/31, Pool #BC0919 21,074
30,217 2.50%, 8/1/31, Pool #BC2778 29,450
21,569 2.50%, 10/1/31, Pool #AS8010 20,800
145,745 2.50%, 1/1/32, Pool #BE3032 140,342
25,311 2.50%, 9/1/32, Pool #MA3124 24,364
12,901 3.00%, 3/1/33, Pool #BM4614 12,578
487,120 2.00%, 10/1/35, Pool #BK5705 449,038
14,340 1.50%, 11/1/35, Pool #MA4178 12,876
14,003 1.50%, 11/1/35, Pool #FM4368 12,573
24,400 1.50%, 12/1/35, Pool #MA4205 21,909
14,534 1.50%, 12/1/35, Pool #FM4701 13,050
456,335 1.50%, 1/1/36, Pool #MA4228 409,738
22,273 1.50%, 2/1/36, Pool #MA4260 19,960
20,004 1.50%, 2/1/36, Pool #FM5367 17,924
158,675 1.50%, 2/1/36, Pool #FM6507 142,200
16,370 1.50%, 3/1/36, Pool #FM6804 14,670
26,602 1.50%, 3/1/36, Pool #BR4700 23,840
27,435 1.50%, 3/1/36, Pool #MA4278 24,586
204,774 1.50%, 4/1/36, Pool #MA4302 183,509
27,703 1.50%, 4/1/36, Pool #FM6100 24,821
16,849 1.50%, 5/1/36, Pool #MA4328 15,100
29,327 1.50%, 5/1/36, Pool #BR1069 26,283
233,993 6.00%, 5/1/36, Pool #745512 244,592
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 293,121 2.00%, 6/1/36, Pool #BP3507 $ 268,905
29,137 1.50%, 6/1/36, Pool #MA4359 26,111
30,665 1.50%, 6/1/36, Pool #BR2059 27,482
1,085,000 2.00%, 7/1/36, Pool #MA4383 995,365
20,705 1.50%, 7/1/36, Pool #MA4382 18,555
30,369 1.50%, 8/1/36, Pool #MA4402 27,107
31,432 1.50%, 9/1/36, Pool #MA4417 28,167
44,677 2.50%, 9/1/36, Pool #MA4419 41,852
1,841,528 2.50%, 11/1/36, Pool #CB2246 1,741,082
354,983 2.50%, 12/1/36, Pool #MA4498 333,461
101,008 2.00%, 12/1/36, Pool #BU1384 92,568
415,482 4.50%, 5/1/39, Pool #FM1194 413,818
300,000 2.00%, 10/25/39, TBA 274,219
550,000 2.00%, 11/25/39, TBA 503,422
35,111 2.50%, 3/1/40, Pool #FM2646 32,160
26,161 2.50%, 5/1/40, Pool #MA4016 23,969
147,165 2.00%, 10/1/40, Pool #FM4644 128,889
789,887 2.00%, 11/1/40, Pool #MA4176 696,665
45,068 1.50%, 11/1/40, Pool #MA4175 37,803
141,521 2.50%, 11/1/40, Pool #FM9485 127,800
9,417 3.50%, 12/1/40, Pool #AH1556 9,046
45,148 1.50%, 12/1/40, Pool #MA4202 37,869
16,095 2.00%, 12/1/40, Pool #MA4204 14,195
55,278 2.00%, 12/1/40, Pool #FM5042 48,588
47,344 1.50%, 1/1/41, Pool #MA4231 39,712
17,182 2.00%, 2/1/41, Pool #MA4268 15,057
48,520 1.50%, 2/1/41, Pool #MA4266 41,534
112,641 2.50%, 2/1/41, Pool #MA4269 102,184
17,598 2.00%, 3/1/41, Pool #MA4287 15,365
49,458 1.50%, 3/1/41, Pool #MA4286 42,335
181,391 2.00%, 4/1/41, Pool #CB0116 158,491
105,116 2.50%, 4/1/41, Pool #MA4312 95,356
44,251 2.50%, 5/1/41, Pool #CB0469 40,809
18,834 2.00%, 6/1/41, Pool #MA4364 16,443
133,266 2.00%, 6/1/41, Pool #FM7891 116,443
176,364 2.00%, 7/1/41, Pool #CB1069 154,080
120,836 2.00%, 7/1/41, Pool #FM8066 105,499
73,006 2.50%, 7/1/41, Pool #CB2014 66,226
156,700 2.50%, 7/1/41, Pool #CB1076 144,512
268,404 2.00%, 7/1/41, Pool #CB1071 234,473
261,313 2.50%, 8/1/41, Pool #CB1342 240,989
228,906 2.00%, 8/1/41, Pool #FM8393 199,852
19,043 2.00%, 8/1/41, Pool #FM8410 16,625
164,975 2.00%, 8/1/41, Pool #FM8334 144,034
122,666 2.00%, 9/1/41, Pool #FM8862 106,474
129,014 2.50%, 9/1/41, Pool #FM8850 114,985
149,421 2.50%, 10/1/41, Pool #CB1842 135,646
256,774 2.00%, 10/1/41, Pool #FM9396 222,874
71,367 2.00%, 10/1/41, Pool #BQ6615 61,960
19,303 2.00%, 10/1/41, Pool #MA4446 16,759
283,967 2.00%, 11/1/41, Pool #FS0106 244,115
326,503 2.00%, 11/1/41, Pool #BQ6743 283,458
228,121 2.00%, 11/1/41, Pool #CB2110 204,212
73,996 2.00%, 11/1/41, Pool #BU6530 64,244
158,879 2.50%, 11/1/41, Pool #FM9558 143,708
101,781 2.50%, 11/1/41, Pool #MA4475 91,982
190,891 2.00%, 12/1/41, Pool #BU7091 165,729
4,160,253 2.00%, 5/1/42, Pool #FS4603 3,645,901
368,592 4.50%, 9/1/42, Pool #MA4766 370,968

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 26,565 4.00%, 10/1/43, Pool #BM1167 $ 26,326
207,121 4.50%, 3/1/44, Pool #AV0957 208,698
127,427 4.50%, 7/1/44, Pool #AS3062 128,152
103,167 4.50%, 12/1/44, Pool #AS4176 103,433
61,260 4.00%, 5/1/45, Pool #AZ1207 59,495
109,632 4.00%, 6/1/45, Pool #AY8096 106,475
35,218 4.00%, 6/1/45, Pool #AY8126 34,561
19,753 4.00%, 12/1/45, Pool #AS6352 19,384
6,738 4.50%, 1/1/46, Pool #AY3890 6,729
47,869 4.00%, 2/1/46, Pool #BC1578 46,901
50,769 4.50%, 3/1/46, Pool #BM4548 51,272
2,819 4.50%, 3/1/46, Pool #BC0287 2,837
17,411 4.00%, 4/1/46, Pool #AS7024 17,143
190,392 4.00%, 4/1/46, Pool #AL8468 190,971
70,913 3.00%, 5/1/46, Pool #BC0887 65,507
14,740 4.50%, 6/1/46, Pool #BD1238 14,673
139,393 4.00%, 6/1/46, Pool #AL9282 136,576
72,238 4.00%, 7/1/46, Pool #BC1443 71,022
24,924 4.00%, 9/1/46, Pool #BD1489 24,421
83,953 4.00%, 9/1/46, Pool #BC2843 82,541
172,617 3.00%, 10/1/46, Pool #AL9371 159,413
12,139 4.00%, 10/1/46, Pool #BD7599 11,894
77,646 4.00%, 10/1/46, Pool #BC4754 76,340
37,703 4.50%, 10/1/46, Pool #BE1671 37,704
221,689 3.00%, 11/1/46, Pool #BC9026 204,785
47,809 4.50%, 11/1/46, Pool #BE2386 48,124
218,535 3.00%, 11/1/46, Pool #AL9547 201,872
624,429 3.50%, 12/1/46, Pool #BM5096 599,174
4,461 4.50%, 12/1/46, Pool #BC9079 4,490
96,179 4.50%, 12/1/46, Pool #BE4488 96,813
205,599 3.50%, 12/1/46, Pool #BC9077 195,215
17,369 4.50%, 1/1/47, Pool #BE7087 17,408
27,438 4.50%, 1/1/47, Pool #BE6506 27,418
290,506 4.00%, 2/1/47, Pool #AL9779 283,935
– 2.50%, 2/1/47, Pool #FS0594 —
45,415 4.50%, 2/1/47, Pool #BE8498 45,303
80,099 3.00%, 3/1/47, Pool #BM3114 73,972
45,739 2.50%, 3/1/47, Pool #FS0976 39,414
37,162 4.00%, 5/1/47, Pool #BM1277 36,354
4,952 4.00%, 6/1/47, Pool #BH4269 4,844
12,247 4.50%, 6/1/47, Pool #BH0561 12,240
8,161 4.50%, 6/1/47, Pool #BE9387 8,180
40,845 4.50%, 6/1/47, Pool #BE3663 40,943
20,835 4.00%, 7/1/47, Pool #AS9968 20,382
34,480 4.50%, 7/1/47, Pool #BE3749 34,563
11,184 4.50%, 4/1/48, Pool #BJ5454 11,252
39,124 4.00%, 4/1/48, Pool #BM3700 38,274
5,860 4.50%, 5/1/48, Pool #BJ5507 5,895
207,460 4.50%, 10/1/48, Pool #CA2432 207,275
237,853 4.50%, 12/1/48, Pool #CA2797 238,686
137,077 4.50%, 9/1/49, Pool #FM1534 137,461
199,018 4.00%, 11/1/49, Pool #CA4628 193,951
564,424 3.50%, 1/1/50, Pool #FS3728 539,938
106,075 3.00%, 1/1/50, Pool #CA5019 96,348
146,845 3.00%, 1/1/50, Pool #MA3905 133,513
423,967 4.00%, 3/1/50, Pool #FM3663 412,283
111,781 3.00%, 4/1/50, Pool #MA3991 101,264
76,478 2.00%, 7/1/50, Pool #FM3897 64,384
110,718 2.00%, 7/1/50, Pool #CA6275 92,950
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 492,529 3.00%, 8/1/50, Pool #FM6118 $ 448,125
114,103 3.00%, 9/1/50, Pool #CA6998 103,818
43,537 3.00%, 9/1/50, Pool #FM4317 39,706
113,345 2.00%, 10/1/50, Pool #CA7323 95,903
134,132 2.50%, 10/1/50, Pool #CA7229 117,798
41,268 3.00%, 11/1/50, Pool #MA4184 37,385
77,636 2.00%, 11/1/50, Pool #CA7616 64,895
125,477 3.00%, 12/1/50, Pool #FM7827 113,891
380,913 3.00%, 12/1/50, Pool #MA4211 345,081
188,624 2.50%, 1/1/51, Pool #FM5651 164,850
208,510 3.00%, 1/1/51, Pool #MA4239 188,895
1,905,094 2.00%, 3/1/51, Pool #MA4281 1,582,333
4,092,902 3.00%, 4/1/51, Pool #BR9775 3,698,680
1,856,858 2.00%, 4/1/51, Pool #MA4305 1,543,381
198,773 2.00%, 4/1/51, Pool #CB0153 164,354
913,652 2.50%, 4/1/51, Pool #FM6540 808,866
404,675 2.50%, 5/1/51, Pool #MA4326 351,474
505,926 3.00%, 5/1/51, Pool #CB0531 457,214
194,876 2.50%, 5/1/51, Pool #CB0511 169,789
410,769 2.50%, 5/1/51, Pool #CB0388 357,904
1,133,877 3.00%, 6/1/51, Pool #CB0850 1,028,771
453,524 3.00%, 7/1/51, Pool #FM8077 409,825
40,676 2.00%, 7/1/51, Pool #BQ1010 34,061
19,178 2.00%, 7/1/51, Pool #BT1461 16,091
88,928 2.50%, 8/1/51, Pool #MA4399 77,238
– 2.50%, 9/1/51, Pool #CB1549 —
571,909 2.00%, 10/1/51, Pool #CB1801 478,882
39,686 3.00%, 10/1/51, Pool #CB1878 35,957
847,095 2.50%, 10/1/51, Pool #MA4438 733,415
429,802 2.00%, 10/1/51, Pool #CB1799 359,704
447,412 2.50%, 11/1/51, Pool #FM9517 389,721
340,757 2.50%, 11/1/51, Pool #FM9505 296,807
726,402 2.00%, 11/1/51, Pool #FM9568 609,762
457,778 2.00%, 11/1/51, Pool #FM9539 383,303
1,139,900 2.50%, 11/1/51, Pool #FM9501 994,788
1,066,675 2.50%, 11/1/51, Pool #MA4466 923,526
382,924 3.00%, 12/1/51, Pool #BT9503 346,184
786,021 2.50%, 12/1/51, Pool #CB2289 684,659
324,161 2.50%, 12/1/51, Pool #CB2320 282,905
351,376 2.50%, 12/1/51, Pool #CB2321 306,063
87,975 3.00%, 12/1/51, Pool #FM9777 79,818
247,670 2.00%, 12/1/51, Pool #CB2348 207,379
935,488 2.00%, 12/1/51, Pool #CB2349 783,304
329,752 2.00%, 12/1/51, Pool #CB2350 275,908
307,702 2.50%, 12/1/51, Pool #CB2376 268,580
– 2.00%, 12/1/51, Pool #CB2347 —
1,674,717 2.50%, 1/1/52, Pool #FS1648 1,447,546
133,896 2.50%, 1/1/52, Pool #MA4512 115,925
1,410,297 2.00%, 1/1/52, Pool #FS0286 1,180,852
239,075 3.00%, 1/1/52, Pool #CB2662 216,259
296,397 3.50%, 1/1/52, Pool #MA4514 278,419
67,738 2.00%, 1/1/52, Pool #BQ7041 55,971
81,618 3.50%, 1/1/52, Pool #CB2679 76,582
612,311 2.00%, 1/1/52, Pool #FS0288 510,697
88,292 3.00%, 2/1/52, Pool #CB2886 79,986
1,469,020 2.00%, 2/1/52, Pool #CB2842 1,224,453
816,115 3.00%, 2/1/52, Pool #FS0631 739,020
262,457 3.50%, 2/1/52, Pool #CB2906 246,150
192,660 2.00%, 2/1/52, Pool #CB2765 160,823

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 172,628 3.50%, 2/1/52, Pool #CB2905 $ 162,540
886,373 2.00%, 2/1/52, Pool #CB3066 733,446
445,957 3.50%, 3/1/52, Pool #CB3128 418,247
349,836 2.50%, 3/1/52, Pool #BV4139 305,067
572,354 3.00%, 3/1/52, Pool #BV0350 517,355
131,687 2.00%, 3/1/52, Pool #CB3155 108,857
372,390 3.50%, 3/1/52, Pool #CB3174 349,962
979,524 2.00%, 4/1/52, Pool #FS6892 810,018
624,876 4.00%, 4/1/52, Pool #FS1647 605,605
26,189 2.50%, 4/1/52, Pool #CB3356 22,598
994,969 2.00%, 6/1/52, Pool #FS6605 823,103
1,422,853 4.50%, 8/1/52, Pool #CB4387 1,411,003
32,696 4.50%, 9/1/52, Pool #BW7712 32,179
222,713 4.50%, 10/1/52, Pool #BX0507 219,127
351,412 5.50%, 10/1/52, Pool #CB4843 356,850
43,303 5.00%, 10/1/52, Pool #CB4893 43,690
654,264 4.50%, 10/1/52, Pool #CB4891 643,770
250,980 5.00%, 11/1/52, Pool #FS3248 253,223
438,334 5.00%, 11/1/52, Pool #CB5128 445,393
134,819 5.00%, 11/1/52, Pool #FS3295 136,570
136,164 5.00%, 12/1/52, Pool #CB5273 137,382
313,575 5.00%, 12/1/52, Pool #MA4841 313,692
490,969 2.50%, 5/1/53, Pool #FS4919 423,779
719,572 5.50%, 6/1/53, Pool #CB6527 736,927
359,133 6.00%, 6/1/53, Pool #CB6538 372,431
278,137 6.00%, 6/1/53, Pool #CB6539 288,541
1,527,936 5.50%, 4/1/54, Pool #CB8330 1,548,143
2,298,805 6.00%, 9/1/54, Pool #CB9216 2,355,698
200,072 5.50%, 9/1/54, Pool #CB9209 202,779
1,775,000 5.50%, 10/25/54, TBA 1,795,801
400,000 4.50%, 10/25/54, TBA 393,188
275,000 2.00%, 10/25/54, TBA 227,176
6,400,000 6.50%, 10/25/54, TBA 6,598,000
7,600,000 6.00%, 10/25/54, TBA 7,767,438
80,422,034
Total U.S. Government Agency Mortgages (Cost $182,994,408) 178,576,368
U.S. Treasury Obligations (18.4%):
U.S. Treasury Bonds (9.1%):
32,428,000 1.75%, 8/15/41 22,983,345
3,796,700 3.38%, 8/15/42 3,425,929
27,325,000 2.00%, 8/15/51 17,599,008
6,906,000 1.88%, 11/15/51 4,301,143
7,300,000 2.25%, 2/15/52 4,977,687
3,500,000 2.88%, 5/15/52 2,740,938
15,000,000 3.63%, 2/15/53 13,638,281
27,993,000 4.13%, 8/15/53 27,879,278
4,200,000 4.25%, 2/15/54 4,280,719
27,400,000 4.63%, 5/15/54 29,720,438
7,000,000 4.25%, 8/15/54 7,147,656
138,694,422
U.S. Treasury Notes (9.3%):
22,200,000 4.25%, 6/30/29 22,852,125
11,400,000 4.00%, 1/31/31 11,624,437
25,300,000 4.25%, 2/28/31 26,161,781
19,672,000 2.88%, 5/15/32 18,602,335
8,600,000 4.13%, 11/15/32 8,847,250
32,000,000 3.50%, 2/15/33 31,445,000
3,077,000 3.38%, 5/15/33 2,991,902
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 3,276,000 3.88%, 8/15/33 $ 3,303,129
7,400,000 4.00%, 2/15/34 7,528,344
9,200,000 3.88%, 8/15/34 9,263,250
142,619,553
Total U.S. Treasury Obligations (Cost $302,267,788) 281,313,975
Shares
Unaffiliated Investment Companies (2.2%):
Money Markets (2.2%):
7,101,255 BlackRock Liquidity FedFund, Institutional Class,
5.03%(e)(f) 7,101,255
25,788,167 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.01%(f) 25,788,167
Total Unaffiliated Investment Companies (Cost $32,889,422) 32,889,422
Total Investment Securities
(Cost $1,425,554,049) — 101.6% 1,549,723,112
Net other assets (liabilities) — (1.6)% (24,204,555)
Net Assets — 100.0% $ 1,525,518,557

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024.
ADR—American Depository Receipt
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T10Y—10 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
USISDA05—5 Year ICE Swap Rate
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $6,794,635.
(a) Security was valued using significant unobservable inputs as of September 30, 2024.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at
September 30, 2024.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(f) The rate represents the effective yield at September 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Securities Sold Short (-0.7%):
At September 30, 2024, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 2.50% 10/25/54 $ (4,150,000) $ (3,615,850) $ (3,576,781)
Federal National Mortgage Association, TBA 3.00% 10/25/54 (6,700,000) (6,088,101) (6,011,156)
Federal National Mortgage Association, TBA 3.50% 10/25/54 (650,000) (611,406) (605,313)
$(10,315,357) $(10,193,250)
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/20/24 5 $ 1,453,563 $ 33,418
$ 33,418

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (0.3%):
Diversified Telecommunication Services (0.0%
†
):
13 Intelsat SA* $ 401
Oil, Gas & Consumable Fuels (0.3%):
95 California Resources Corp. 4,985
5,889 Sanchez Energy Corp.*(a) 495,587
500,572
Specialty Retail (0.0%
†
):
1 Party City Holdco, Inc.*(a) —
Total Common Stocks (Cost $145,827) 500,973
Principal Amount
Asset Backed Securities (2.2%):
$ 245,857 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 255,336
245,857 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 254,034
138,939 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 116,349
19,831 AASET Trust, Class A, Series 2019-1, 3.84%,
5/15/39(b) 19,162
92,917 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 88,515
170,546 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(b) 128,080
307,267 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41, Callable
12/15/24 @ 100(b)(c) 304,997
89,815 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 86,127
84,144 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 80,062
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 129,891
160,730 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 149,960
145,569 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 135,820
140,018 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 131,339
143,325 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 134,512
274,720 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 255,224
165,000 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 168,334
117,000 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 117,092
58,000 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 58,085
122,000 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 121,977
98,000 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 100,845
86,000 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 89,037
Principal Amount Value
Asset Backed Securities, continued
$ 344,835 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(b)(c) $ 310,455
Total Asset Backed Securities (Cost $3,432,687) 3,235,233
Collateralized Mortgage Obligations (9.8%):
250,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
6.58%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) 250,655
273,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.68%(TSFR3M+140bps), 7/20/34, Callable
10/20/24 @ 100(b) 273,199
254,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.78%(TSFR3M+150bps), 7/20/35, Callable
10/20/24 @ 100(b) 254,113
408,000 Ares LVIII CLO, Ltd., Class AR, Series 2020-58A,
6.63%(TSFR3M+133bps), 1/15/35, Callable
10/15/24 @ 100(b) 408,601
100,000 BAMLL Commercial Mortgage Securities Trust, Class
BNM, Series 2019-BPR, 3.47%, 11/5/32(b) 83,248
273,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 260,409
227,000 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 6.25%(TSFR1M+115bps),
1/15/39(b) 225,505
100,000 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 7.25%(TSFR1M+215bps),
1/15/39(b) 98,703
250,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
6.45%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 249,679
100,000 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 6.44%(TSFR1M+134bps), 3/15/41(b) 99,683
250,000 Blueberry Park CLO,. Ltd, Class A, Series 2024-1A,
6.48%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 249,519
100,000 BMP, Class A, Series 2024-MF23,
6.47%(TSFR1M+137bps), 6/15/41(b) 99,794
100,000 BMP, Class B, Series 2024-MF23,
6.74%(TSFR1M+164bps), 6/15/41(b) 99,709
197,000 BPR Trust, Class B, Series 2022-OANA,
7.54%(TSFR1M+245bps), 4/15/37(b) 197,596
77,459 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 7.74%(TSFR1M+264bps), 12/9/40(b) 77,488
77,459 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.86%(TSFR1M+176bps), 12/9/40(b) 77,695
131,348 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 6.41%(TSFR1M+131bps), 2/15/39(b) 130,461
292,163 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 6.49%(TSFR1M+139bps), 3/15/41(b) 291,943
92,457 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 6.79%(TSFR1M+169bps), 3/15/41(b) 92,050
159,867 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 6.74%(TSFR1M+164bps), 5/15/41(b) 159,941
77,459 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 7.29%(TSFR1M+219bps), 12/9/40(b) 77,519
131,348 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 7.06%(TSFR1M+196bps), 2/15/39(b) 130,287
188,392 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 6.14%(TSFR1M+105bps), 4/15/34(b) 186,265

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 131,348 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 6.66%(TSFR1M+156bps), 2/15/39(b) $ 130,373
135,109 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 6.54%(TSFR1M+144bps), 2/15/39(b) 135,065
176,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 6.74%(TSFR1M+165bps), 4/15/34(b) 173,051
92,457 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 7.04%(TSFR1M+194bps), 3/15/41(b) 92,051
97,201 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 6.89%(TSFR1M+179bps), 2/15/39(b) 96,975
266,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 6.44%(TSFR1M+135bps), 4/15/34(b) 261,704
185,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 7.04%(TSFR1M+195bps), 4/15/34(b) 181,879
100,000 BX Mortgage Trust, Class D, Series 2021-PAC,
6.51%(TSFR1M+141bps), 10/15/36(b) 98,100
302,000 BX Mortgage Trust, Class E, Series 2021-PAC,
7.16%(TSFR1M+206bps), 10/15/36(b) 298,614
100,000 BX Mortgage Trust, Class C, Series 2021-PAC,
6.31%(TSFR1M+121bps), 10/15/36(b) 98,290
98,907 BX Trust, Class C, Series 2024-CNYN,
7.04%(TSFR1M+194bps), 4/15/41(b) 98,588
33,278 BX Trust, Class C, Series 2022-IND,
7.39%(TSFR1M+229bps), 4/15/37(b) 33,150
197,815 BX Trust, Class A, Series 2024-CNYN,
6.54%(TSFR1M+144bps), 4/15/41(b) 197,747
98,907 BX Trust, Class B, Series 2024-CNYN,
6.79%(TSFR1M+169bps), 4/15/41(b) 98,588
28,214 BX Trust, Class D, Series 2022-IND,
7.94%(TSFR1M+284bps), 4/15/37(b) 28,213
336,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 6.59%(TSFR3M+131bps), 4/20/34, Callable
10/20/24 @ 100(b) 336,110
264,000 Cedar Funding X CLO, Ltd., Class AR, Series 2019-
10A, 6.64%(TSFR3M+136bps), 10/20/32, Callable
10/20/24 @ 100(b) 264,152
250,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.68%(TSFR3M+139bps), 10/25/34,
Callable 10/25/24 @ 100(b) 250,500
387,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 6.60%(TSFR3M+132bps), 4/20/35, Callable
10/20/24 @ 100(b) 387,101
328,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.71%(TSFR3M+143bps), 10/20/34, Callable
10/20/24 @ 100(b) 328,158
440,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.74%(TSFR3M+146bps), 4/20/34, Callable
10/20/24 @ 100(b) 440,293
63,730 CSMC, Class A, Series 2020-NET, 2.26%,
8/15/37(b) 61,480
137,000 CSMC Trust, Class D, Series 2017-PFHP,
7.39%(TSFR1M+230bps), 12/15/30(b) 130,774
250,000 Dryden 98 CLO, Ltd., Class A, Series 2022-98A,
6.58%(TSFR3M+130bps), 4/20/35, Callable
10/20/24 @ 100(b) 250,053
100,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 6.04%, 1/15/41(b)(c) 102,489
378,000 Eaton Vance CLO, Ltd., Class AR, Series 2020-2A,
6.71%(TSFR3M+141bps), 1/15/35(b) 378,000
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
6.84%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) $ 251,013
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.81%(TSFR3M+151bps), 1/15/34, Callable
10/15/24 @ 100(b) 250,270
378,000 Eaton Vance CLO, Ltd., Class AR2, Series
2020-2A(TSFR3M+138bps), 10/15/37(b) 378,000
120,290 Extended Stay America Trust, Class D, Series 2021-
ESH, 7.46%(TSFR1M+236bps), 7/15/38(b) 120,299
89,104 Extended Stay America Trust, Class C, Series 2021-
ESH, 6.91%(TSFR1M+181bps), 7/15/38(b) 88,911
250,000 Flatiron CLO 19, Ltd., Class AR, Series 2019-1A,
6.44%(TSFR3M+134bps), 11/16/34, Callable
11/16/24 @ 100(b) 250,575
250,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
6.45%(TSFR3M+136bps), 10/19/37(b) 249,687
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 6.36%(TSFR1M+126bps), 10/15/36(b) 97,754
250,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.67%(TSFR3M+139bps), 10/22/34, Callable
10/22/24 @ 100(b) 250,152
63,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(b) 55,268
97,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(b) 75,772
506,000 KKR CLO 41, Ltd., Class A1, Series 2022-41A,
6.63%(TSFR3M+133bps), 4/15/35, Callable
10/15/24 @ 100(b) 506,129
194,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
7.19%(TSFR1M+209bps), 5/15/39, Callable
5/15/25 @ 100(b) 183,333
173,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
7.64%(TSFR1M+254bps), 5/15/39, Callable
5/15/25 @ 100(b) 161,081
79,313 Life Mortgage Trust, Class E, Series 2021-BMR,
6.96%(TSFR1M+186bps), 3/15/38(b) 76,947
79,313 Life Mortgage Trust, Class D, Series 2021-BMR,
6.61%(TSFR1M+151bps), 3/15/38(b) 77,739
79,313 Life Mortgage Trust, Class C, Series 2021-BMR,
6.31%(TSFR1M+121bps), 3/15/38(b) 77,835
369,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 6.64%(TSFR3M+136bps), 1/22/35,
Callable 10/22/24 @ 100(b) 369,098
400,000 Magnetite XXX, Ltd., Class A, Series 2021-30A,
6.68%(TSFR3M+139bps), 10/25/34, Callable
10/25/24 @ 100(b) 400,319
134,078 Morgan Stanley Capital I Trust, Class A, Series
2019-MEAD, 3.17%, 11/10/36, Callable 11/10/24
@ 100(b) 128,568
82,000 Morgan Stanley Capital I Trust, Class C, Series
2019-MEAD, 3.28%, 11/10/36, Callable 11/10/24
@ 100(b)(c) 77,367
86,000 Morgan Stanley Capital I Trust, Class B, Series
2019-MEAD, 3.28%, 11/10/36, Callable 11/10/24
@ 100(b) 82,032
88,635 OPEN Trust, Class A, Series 2023-AIR,
8.19%(TSFR1M+309bps), 10/15/28(b) 89,481

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 88,635 OPEN Trust, Class B, Series 2023-AIR,
8.93%(TSFR1M+384bps), 10/15/28(b) $ 89,302
420,000 RR 7, Ltd., Class A1AB, Series 2019-7A,
6.64%(TSFR3M+134bps), 1/15/37, Callable
10/15/24 @ 100(b) 419,790
53,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
7.75%(TSFR1M+265bps), 2/15/39, Callable
2/15/25 @ 100(b) 51,575
103,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
7.10%(TSFR1M+200bps), 2/15/39, Callable
2/15/25 @ 100(b) 100,954
95,686 SREIT Trust, Class D, Series 2021-MFP,
6.79%(TSFR1M+169bps), 11/15/38(b) 94,857
139,702 SREIT Trust, Class C, Series 2021-MFP,
6.54%(TSFR1M+144bps), 11/15/38(b) 138,491
328,339 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 6.62%(TSFR3M+134bps), 4/20/33, Callable
10/20/24 @ 100(b) 328,668
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,682
250,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.70%(TSFR3M+142bps), 7/19/34, Callable
10/19/24 @ 100(b) 250,158
Total Collateralized Mortgage Obligations (Cost $14,946,926) 14,813,667
Convertible Bonds (0.2%):
Capital Markets (0.0%
†
):
10,000 Coinbase Global, Inc., 0.25%, 4/1/30(b) 9,028
Financial Services (0.0%
†
):
32,000 Global Payments, Inc., 1.50%, 3/1/31(b) 30,406
Household Durables (0.0%
†
):
10,000 Meritage Homes Corp., 1.75%, 5/15/28(b) 11,408
Independent Power and Renewable Electricity Producers
(0.0%
†
):
30,000 Sunnova Energy International, Inc., 0.25%, 12/1/26 22,653
Leisure Products (0.0%
†
):
6,000 Peloton Interactive, Inc., 5.50%, 12/1/29(b) 7,922
Media (0.1%):
89,000 DISH Network Corp., 3.38%, 8/15/26 72,033
Real Estate Management & Development (0.1%):
47,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 0.25%, 6/15/26 40,929
Semiconductors & Semiconductor Equipment (0.0%
†
):
60,000 Wolfspeed, Inc., 1.88%, 12/1/29 22,037
Software (0.0%
†
):
6,000 BlackLine, Inc., 1.00%, 6/1/29(b) 6,283
Total Convertible Bonds (Cost $241,935) 222,699
Bank Loans (0.6%):
Automobile Components (0.0%
†
):
9,974 Power Stop Term 1Ln, 9.60% (Term
SOFR+475bps), 1/26/29(b) 9,575
Consumer Finance (0.0%
†
):
40,000 United Planet Fitness Term 1Ln, 8.85% (Term
SOFR+400bps), 12/30/26(b) 36,417
Principal Amount Value
Bank Loans, continued
Distributors (0.0%
†
):
$ 39,694 US LBM Term B 1Ln, 8.60% (Term SOFR+375bps),
6/6/31(b) $ 39,406
Diversified Consumer Services (0.1%):
5,000 Ascend Learning Term 2Ln, 10.60% (Term
SOFR+575bps), 12/10/29 4,831
73,125 Ascend Learning Term B 1Ln, 8.35% (Term
SOFR+350bps), 12/10/28(b) 72,754
5,000 Tripadvisor Term B 1Ln, 7.60% (Term
SOFR+275bps), 7/8/31(b) 4,983
82,568
Financial Services (0.1%):
30,000 Intrafi Term B 1Ln, 8.85% (Term SOFR+400bps),
7/18/31(b) 29,723
49,375 Westinghouse Term B 1Ln, 7.60% (Term
SOFR+275bps), 1/20/31(b) 49,346
79,069
Health Care Providers & Services (0.0%
†
):
27,311 Cano Health Term 1Ln, 12.85% (Term
SOFR+800bps), 6/28/29(b) 27,174
103,939 Cano Health Term B 1Ln, 0.00% (Term
SOFR+400bps), 11/23/27 25,985
5,000 Ensemble Health Term B 1Ln, 7.85% (Term
SOFR+300bps), 8/1/29(b) 5,004
58,163
Hotels, Restaurants & Leisure (0.1%):
97,550 City Football Group Term B 1Ln, 7.85% (Term
SOFR+300bps), 7/21/30(b) 96,899
Household Durables (0.0%
†
):
69,819 CSC ServiceWorks Term B 1Ln, 8.85% (Term
SOFR+400bps), 3/4/28(b) 60,859
Industrial Conglomerates (0.0%
†
):
9,925 Brandsafway Term B 1Ln, 9.35% (Term
SOFR+450bps), 8/1/30(b) 9,637
Machinery (0.0%
†
):
50,000 Convergint Tech Term 2Ln, 11.60% (Term
SOFR+675bps), 3/31/29(b) 46,640
9,700 Convergint Tech Term B 1Ln, 8.60% (Term
SOFR+375bps), 3/31/28(b) 9,658
56,298
Media (0.1%):
19,650 ABG Intermediate Holdings 2 LLC Term B1 1Ln,
7.60% (Term SOFR+275bps), 12/21/28(b) 19,658
19,948 COX Media Group Term B 1Ln, 8.35% (Term
SOFR+350bps), 12/17/26(b) 17,514
55,962 Diamond Sports Term DIP, 5.00%, 8/2/27(b) 66,700
103,872
Metals & Mining (0.1%):
54,846 American Rock Salt Term 1Ln, 8.85% (Term
SOFR+400bps), 6/4/28(b) 44,892
17,170 American Rock Salt Term First Out DD TL 1Ln,
4.85% (Term SOFR+0bps), 6/12/28(b) 16,998
16,051 American Rock Salt Term First Out TL B 1Ln, 4.85%
(Term SOFR+0bps), 6/12/28(b) 15,890
77,780

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Software (0.1%):
$ 5,000 Applied Systems Term 2Ln, 4.85% (Term
SOFR+0bps), 2/23/32(b) $ 5,144
48,051 AthenaHealth Group Term B 1Ln, 8.10% (Term
SOFR+325bps), 2/15/29(b) 47,701
35,000 Darktrace Term 1Ln, 8.10% (Term SOFR+325bps),
7/2/31(b) 34,422
1,249 Finastra CAN TL, 12.10% (Term SOFR+725bps),
9/13/29 1,249
53,476 Finastra US TL, 12.10% (Term SOFR+725bps),
9/13/29(b) 53,476
4,204 ION Anaytics Term 1Ln, 8.85% (Term
SOFR+400bps), 2/16/28(b) 4,183
5,000 NCR Voyix Term 1Ln, 4.83% (Libor+0bps),
9/24/31(b) 4,976
151,151
Textiles, Apparel & Luxury Goods (0.0%
†
):
9,898 Tory Burch Term B 1Ln, 8.10% (Term
SOFR+325bps), 4/16/28(b) 9,903
Total Bank Loans (Cost $924,924) 871,597
Corporate Bonds (29.1%):
Aerospace & Defense (0.7%):
10,000 Boeing Co. (The), 6.30%, 5/1/29, Callable 4/1/29
@ 100(b) 10,537
214,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 213,760
28,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100(b) 29,835
29,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100(b) 31,135
100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 97,186
200,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 193,637
44,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100(b) 48,231
42,000 Boeing Co. (The), 7.01%, 5/1/64, Callable 11/1/63
@ 100(b) 46,469
30,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 32,809
30,000 Moog, Inc., 4.25%, 12/15/27, Callable 11/4/24 @
102.13(b) 29,062
15,000 Spirit AeroSystems, Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(b) 16,725
100,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 11/4/24
@ 101.38 99,500
100,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 103,250
60,000 TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27
@ 103(b) 60,865
1,013,001
Air Freight & Logistics (0.1%):
45,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 10/21/24 @ 101.19(b) 42,975
45,000 GN Bondco LLC, 9.50%, 10/15/31, Callable
10/15/26 @ 104.75^(b) 47,250
90,225
Principal Amount Value
Corporate Bonds, continued
Automobile Components (0.0%
†
):
$ 20,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
5/15/28, Callable 5/15/25 @ 103.38(b) $ 20,600
25,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 22,125
15,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/1/25 @ 102.75(b) 14,569
15,000 Phinia, Inc., 6.75%, 4/15/29, Callable 4/15/26 @
103.38(b) 15,450
72,744
Automobiles (0.0%
†
):
10,000 LCM Investments Holdings II LLC, 4.88%, 5/1/29,
Callable 11/4/24 @ 102.44(b) 9,550
15,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(b) 15,825
30,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
11/4/24 @ 102(b) 27,900
53,275
Banks (3.2%):
128,000 Bank of America Corp., 4.45%, 3/3/26 127,980
790,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 811,434
770,000 Citigroup, Inc., 4.30%, 11/20/26 768,974
150,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 151,155
40,000 Citigroup, Inc., 7.13% (H15T5Y), 12/31/99, Callable
8/15/29 @ 100 41,600
100,000 Citizens Financial Group, Inc., 2.64%, 9/30/32,
Callable 7/2/32 @ 100 82,000
120,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 125,418
1,250,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 1,248,940
449,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 438,390
925,000 Wells Fargo & Co., 4.90% (SOFR), 7/25/33, Callable
7/25/32 @ 100 934,034
30,000 Wells Fargo & Co., 7.63% (H15T5Y), 12/31/99,
Callable 9/15/28 @ 100^ 32,700
30,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100^ 27,477
4,790,102
Beverages (0.0%
†
):
65,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
11/4/24 @ 103.13(b) 64,675
Biotechnology (0.3%):
4,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 4,167
174,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 180,540
165,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 172,295
70,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 10/21/24 @ 100.97(b) 53,375
410,377
Broadline Retail (0.0%
†
):
15,000 Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25
@ 100 14,738
Building Products (0.1%):
110,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 10/21/24 @ 100(b) 108,625

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Building Products, continued
$ 25,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) $ 23,063
14,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 15,302
8,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 9,201
35,000 Eco Material Technologies, Inc., 7.88%, 1/31/27,
Callable 11/4/24 @ 103.94(b) 35,437
30,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25^(b) 30,750
222,378
Capital Markets (1.7%):
380,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 373,750
40,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y), 12/31/99, Callable 12/1/30 @ 100 35,750
20,000 Charles Schwab Corp. (The), Series G, 5.38%
(H15T5Y), Callable 6/1/25 @ 100 19,975
530,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 513,054
270,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 243,530
90,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 103,494
10,000 Goldman Sachs Group, Inc. (The), Series Y, 6.13%
(H15T10Y), 12/31/99, Callable 11/10/34 @ 100 10,050
20,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(b) 20,500
15,000 Kronos Acquisition Holdings, Inc., 10.75%, 6/30/32,
Callable 6/30/27 @ 105.38(b) 14,138
965,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,073,182
40,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(b) 41,500
74,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100 75,956
25,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(b) 25,687
2,550,566
Chemicals (0.5%):
60,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 61,050
20,000 Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @
103.13(b) 20,475
71,000 Celanese US Holdings LLC, 6.35%, 11/15/28,
Callable 10/15/28 @ 100 75,011
72,000 Celanese US Holdings LLC, 6.55%, 11/15/30,
Callable 9/15/30 @ 100 77,632
42,000 Celanese US Holdings LLC, 6.70%, 11/15/33,
Callable 8/15/33 @ 100 45,839
16,000 CF Industries, Inc., 4.95%, 6/1/43 15,080
75,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
10/15/24 @ 102.88(b) 70,687
70,350 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
11/4/24 @ 100(b) 58,654
20,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
11/4/24 @ 103.13(b) 19,475
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 25,000 Neogen Food Safety Corp., 8.63%, 7/20/30,
Callable 7/20/27 @ 102.16(b) $ 27,563
80,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
11/4/24 @ 102.44(b) 77,000
10,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
11/4/24 @ 103.31(b) 9,625
25,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19^ 23,125
55,000 Tronox, Inc., 4.63%, 3/15/29, Callable 11/4/24 @
102.31^(b) 51,356
55,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
11/4/24 @ 102.81(b) 51,631
15,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 15,694
699,897
Commercial Services & Supplies (0.4%):
25,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(b) 23,875
62,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
11/4/24 @ 102.31(b) 58,125
70,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
11/4/24 @ 101.67(b) 69,475
25,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 25,594
45,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 47,700
10,000 Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 5/15/32, Callable 5/15/27 @ 103.94 10,175
20,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 20,800
40,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 42,500
35,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
10/15/24 @ 103.44(b) 34,781
75,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(b) 76,219
25,000 Safehold GL Holdings LLC, 2.85%, 1/15/32, Callable
8/15/31 @ 100 21,580
50,000 Stericycle, Inc., 3.88%, 1/15/29, Callable 10/21/24
@ 101.94(b) 49,375
40,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable
11/4/24 @ 103.44(b) 39,400
45,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
11/4/24 @ 105.25(b) 45,113
564,712
Communications Equipment (0.1%):
30,000 Viasat, Inc., 5.63%, 9/15/25, Callable 10/15/24 @
100(b) 29,437
50,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
10/15/24 @ 101.88(b) 45,188
74,625
Construction & Engineering (0.3%):
61,000 APX Group, Inc., 6.75%, 2/15/27, Callable 11/4/24
@ 101.69(b) 61,152
40,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 11/4/24 @
102.19(b) 38,100

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Construction & Engineering, continued
$ 85,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(b) $ 84,150
45,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
11/4/24 @ 102.25(b) 43,425
35,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 11/4/24 @ 102.81(b) 34,256
35,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 10/15/24 @ 102.63^(b) 32,463
25,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 26,750
35,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/15/24 @ 104.13(b) 35,963
35,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
11/4/24 @ 102.75(b) 34,475
390,734
Construction Materials (0.1%):
15,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13(b) 15,675
35,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 37,625
20,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 19,075
15,000 Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 1/15/31, Callable 1/15/27 @
103.63(b) 15,862
88,237
Consumer Finance (1.6%):
370,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 391,462
85,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
12/31/99, Callable 5/15/26 @ 100 75,735
636,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 620,990
275,000 Capital One Financial Corp., 5.25% (SOFR), 7/26/30,
Callable 7/26/29 @ 100 278,948
355,000 Discover Financial Services, 4.10%, 2/9/27, Callable
11/9/26 @ 100 351,044
110,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
11/4/24 @ 101.75 104,912
75,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 66,562
470,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 455,881
2,345,534
Consumer Staples Distribution & Retail (0.3%):
35,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable
11/4/24 @ 102.31(b) 34,081
80,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable
11/4/24 @ 100.88(b) 74,300
75,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 11/4/24 @ 102.5(b) 63,750
25,000 Chobani LLC/Chobani Finance Corp., Inc., 7.63%,
7/1/29, Callable 1/1/26 @ 103.81(b) 26,250
30,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 31,125
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 30,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 11/4/24 @ 102.13(b) $ 28,463
30,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 30,562
70,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 75,078
30,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 11/4/24 @ 101.69(b) 28,537
25,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 24,094
20,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 21,175
20,000 US Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27
@ 102.88(b) 20,025
15,000 Walgreens Boots Alliance, Inc., 8.13%, 8/15/29,
Callable 8/15/26 @ 104.06^ 14,944
472,384
Containers & Packaging (0.3%):
65,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 11/4/24 @ 102(b) 57,850
40,000 Ardagh Packaging Finance plc/Ardagh Holdings USA,
Inc., 4.13%, 8/15/26, Callable 10/15/24 @ 100(b) 35,950
30,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 30,975
35,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 30,975
15,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(b) 15,113
90,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 4/15/25 @ 104.38(b) 91,350
30,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 27,900
40,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(b) 41,200
35,000 Mauser Packaging Solutions Holding Co., 7.88%,
4/15/27, Callable 2/15/25 @ 103.94(b) 36,094
30,000 Owens-Brockway Glass Container, Inc., 7.25%,
5/15/31, Callable 5/15/26 @ 103.63^(b) 30,862
55,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(b) 54,175
25,000 Sealed Air Corp./Sealed Air Corp. US, 6.13%,
2/1/28, Callable 2/1/25 @ 103.06(b) 25,375
477,819
Distributors (0.0%
†
):
40,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
11/4/24 @ 103.13(b) 37,750
15,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(b) 15,525
53,275
Diversified Consumer Services (0.1%):
60,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 60,375
20,000 Sotheby's, 7.38%, 10/15/27, Callable 10/15/24 @
100(b) 19,300
25,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 26,250
105,925

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Diversified REITs (0.5%):
$ 75,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(b) $ 69,844
35,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100^ 28,374
112,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 98,408
50,000 Uniti Group LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 9/15/25 @
105.25(b) 53,187
331,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 335,060
101,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 97,965
682,838
Diversified Telecommunication Services (0.9%):
110,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 109,929
70,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 68,904
25,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
10/15/24 @ 101.41(b) 23,375
25,000 Cogent Communications Group, Inc./Cogent
Communications Finance, Inc., 7.00%, 6/15/27,
Callable 10/15/24 @ 103.5(b) 25,406
40,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 10/15/24 @ 102.5(b) 36,600
25,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 11/4/24 @ 101.47(b) 25,094
8,244 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 11/1/24 @ 102.94 8,182
60,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(b) 63,825
299,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 266,826
213,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 205,877
64,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 60,566
110,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 98,084
155,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 126,584
234,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 180,780
20,000 Windstream Escrow LLC/Windstream Escrow
Finance Corp., 8.25%, 10/1/31, Callable 10/1/27
@ 104.13(b) 20,300
25,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
11/4/24 @ 100^(b) 22,344
30,000 Zayo Group Holdings, Inc., 6.13%, 3/1/28, Callable
11/4/24 @ 101.53(b) 24,900
1,367,576
Electric Utilities (0.7%):
20,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 11/4/24 @
101.06(b) 19,125
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 70,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 11/4/24 @
102.94(b) $ 67,025
130,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 119,187
160,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 138,076
110,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 108,095
40,000 NextEra Energy Operating Partners LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(b) 42,100
40,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable
10/21/24 @ 101.92 40,300
30,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable
10/15/24 @ 101.69^(b) 28,013
55,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 49,844
100,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 96,221
141,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 132,338
40,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(b) 39,400
18,501 Topaz Solar Farms LLC, 5.75%, 9/30/39(b) 18,362
110,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
10/15/24 @ 100(b) 109,037
40,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 43,000
1,050,123
Electrical Equipment (0.0%
†
):
60,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
11/15/24 @ 102.06(b) 57,900
Electronic Equipment, Instruments & Components (0.1%):
110,000 Coherent Corp., 5.00%, 12/15/29, Callable 12/14/24
@ 102.5(b) 107,250
15,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(b) 15,525
122,775
Energy Equipment & Services (0.0%
†
):
30,000 Kodiak Gas Services LLC, 7.25%, 2/15/29, Callable
2/15/26 @ 103.63(b) 31,050
25,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44(b) 23,813
15,000 Summit Midstream Holdings LLC, 8.63%, 10/31/29,
Callable 7/31/26 @ 104.31(b) 15,600
70,463
Entertainment (0.0%
†
):
60,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 11/4/24 @
101.94(b) 55,725
Financial Services (2.7%):
55,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 11/4/24 @ 102.5(b) 50,531
20,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
9.00%, 8/1/29, Callable 8/1/26 @ 104.5(b) 20,075
10,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(b) 10,737
224,000 Athene Global Funding, 5.34%, 1/15/27(b) 227,546

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 101,000 Athene Global Funding, 5.58%, 1/9/29(b) $ 104,166
15,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.25%, 1/15/30, Callable 1/15/26 @ 104.13(b) 15,300
480,000 Blackstone Private Credit Fund, 4.70%, 3/24/25 478,187
25,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 24,125
25,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 22,781
40,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25(b) 41,550
60,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
11/4/24 @ 103.19(b) 49,050
190,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 186,437
130,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 121,898
70,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 59,588
45,000 EMRLD Borrower LP/Emerald Co.-Issuer, Inc.,
6.63%, 12/15/30, Callable 6/15/26 @ 103.31(b) 46,294
60,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 59,704
30,000 Focus Financial Partners LLC, 6.75%, 9/15/31,
Callable 9/15/27 @ 103.38(b) 30,225
940,000 Ford Motor Credit Co. LLC, 4.06%, 11/1/24 938,966
10,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(b) 10,575
25,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(b) 26,375
75,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
11/4/24 @ 103.38(b) 71,719
50,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(b) 48,938
80,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(b) 83,200
165,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 157,781
70,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 70,992
17,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 14,819
76,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 78,818
30,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 11/15/24 @ 102.25(b) 28,800
15,000 Jefferson Capital Holdings LLC, 9.50%, 2/15/29,
Callable 2/15/26 @ 104.75(b) 15,975
25,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 11/4/24
@ 102.38(b) 24,438
14,546 Level 3 Financing, Inc., 11.00%, 11/15/29, Callable
3/22/27 @ 105.5(b) 16,073
100,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(b) 78,125
40,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
3/22/25 @ 101.81(b) 29,500
20,000 Level 3 Financing, Inc., 4.00%, 4/15/31, Callable
3/22/25 @ 101.88(b) 14,550
25,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 11/4/24 @ 100^ 23,688
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 130,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 11/4/24 @ 100.83^ $ 116,675
60,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 43,500
30,000 Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29,
Callable 8/1/26 @ 103.25(b) 30,412
85,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 11/4/24 @ 102.13(b) 80,963
25,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(b) 26,063
87,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 79,260
232,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 201,609
70,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(b) 59,500
20,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(b) 20,975
85,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 88,294
4,028,777
Food Products (0.2%):
110,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 104,225
15,000 Post Holdings, Inc., 5.63%, 1/15/28, Callable
10/21/24 @ 101.88(b) 15,075
28,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 26,145
75,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 76,219
15,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 15,075
236,739
Ground Transportation (0.0%
†
):
30,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 30,825
15,000 Hertz Corp. (The), 4.63%, 12/1/26, Callable 11/4/24
@ 102.31^(b) 11,737
42,562
Health Care Equipment & Supplies (0.1%):
105,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
11/4/24 @ 101.94(b) 99,225
15,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30,
Callable 8/1/26 @ 103.5(b) 15,563
20,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(b) 20,700
135,488
Health Care Providers & Services (1.5%):
50,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
10/15/24 @ 101.94(b) 46,911
30,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
11/4/24 @ 102.88(b) 29,475
5,000 Cano Health LLC, 6.25%, 10/1/28 6
20,000 Catalent Pharma Solutions, Inc., 3.50%, 4/1/30,
Callable 4/1/25 @ 101.75(b) 19,575

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 30,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 $ 27,600
630,000 Centene Corp., 4.63%, 12/15/29, Callable 12/15/24
@ 102.31 616,613
100,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 10/21/24 @ 102.81(b) 98,375
100,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 10/21/24 @ 103(b) 97,000
55,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 4/1/25 @ 103.06(b) 46,887
110,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(b) 121,275
30,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(b) 31,162
62,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 63,224
25,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 25,637
85,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 80,750
203,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 213,404
110,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 103,538
25,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 11/4/24
@ 102.25(b) 24,063
64,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 62,190
50,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(b) 56,350
20,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(b) 20,550
5,000 ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29,
Callable 11/4/24 @ 102.5(b) 3,150
60,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(b) 55,650
70,000 Organon & Co./Organon Foreign Debt Co.-Issuer
B.V., 4.13%, 4/30/28, Callable 11/4/24 @ 102.06(b) 67,200
13,593 Radiology Partners, Inc., 7.78%, 1/31/29, Callable
11/4/24 @ 100^(b) 13,457
20,000 Sally Holdings LLC/Sally Capital, Inc., 6.75%,
3/1/32, Callable 3/1/27 @ 103.38^ 20,550
30,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 31,313
195,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
11/4/24 @ 101.53 196,219
65,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
12/1/24 @ 102.19 62,400
35,000 Toledo Hospital (The), 6.02%, 11/15/48 32,231
10,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 10,325
20,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
11/4/24 @ 100(b) 13,000
2,290,080
Health Care REITs (0.7%):
30,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 28,650
98,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 90,134
Principal Amount Value
Corporate Bonds, continued
Health Care REITs, continued
$ 350,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 $ 347,891
435,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 409,278
230,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 202,400
1,078,353
Health Care Technology (0.0%
†
):
40,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 10/15/24 @ 102.44(b) 38,300
Hotel & Resort REITs (0.1%):
55,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 52,044
60,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 47,400
99,444
Hotels, Restaurants & Leisure (0.6%):
65,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
10/15/24 @ 102.03(b) 66,300
65,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 10/15/24 @ 102.31^(b) 61,669
70,000 Churchill Downs, Inc., 6.75%, 5/1/31, Callable
5/1/26 @ 103.38(b) 72,187
10,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
11/4/24 @ 100(b) 9,350
70,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25
@ 103.38(b) 65,100
120,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 122,250
25,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 5.00%, 6/1/29,
Callable 11/4/24 @ 102.5(b) 23,750
20,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31(b) 20,200
30,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(b) 29,100
25,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 11/4/24 @ 102.25^(b) 23,500
105,000 MGM Resorts International, 5.75%, 6/15/25 105,000
20,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(b) 20,275
115,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 117,875
40,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(b) 42,850
15,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 6.25%, 3/15/33, Callable 9/15/27 @
103.13(b) 15,188
110,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 105,050
899,644
Household Durables (0.2%):
35,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b) 33,162

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 15,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) $ 15,488
30,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 28,050
20,000 Landsea Homes Corp., 8.88%, 4/1/29, Callable
4/1/26 @ 104.44(b) 21,050
15,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 16,012
40,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100 38,100
45,000 Tempur Sealy International, Inc., 4.00%, 4/15/29,
Callable 11/4/24 @ 102(b) 41,850
25,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(b) 22,250
50,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 45,750
261,712
Household Products (0.0%
†
):
35,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(b) 31,938
Independent Power and Renewable Electricity Producers
(0.5%):
350,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(b) 344,781
280,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 267,400
20,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 10/15/24 @ 102.38(b) 19,600
25,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 11/4/24 @ 102.13(b) 23,438
20,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 21,000
20,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 11/4/24
@ 102.25(b) 19,275
40,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
11/4/24 @ 101.47(b) 37,350
732,844
Industrial Conglomerates (0.1%):
85,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 90,950
15,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 15,525
15,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 11/4/24 @ 102.19(b) 14,287
120,762
Insurance (0.8%):
40,000 Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29,
Callable 6/15/26 @ 104.25(b) 41,600
35,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
11/4/24 @ 102.44(b) 33,425
25,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
11/4/24 @ 102.81(b) 24,031
35,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(b) 35,875
30,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
11/4/24 @ 102.94(b) 28,612
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 340,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(b) $ 313,284
160,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 156,136
250,000 Peachtree Corners Funding Trust, 3.98%, 2/15/25(b) 248,493
35,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19^(b) 33,600
15,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(b) 15,244
35,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(b) 35,788
280,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 273,368
1,239,456
IT Services (0.0%
†
):
25,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(b) 26,031
Leisure Products (0.1%):
20,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38^(b) 20,400
20,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(b) 21,125
10,000 Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable
9/15/27 @ 104.81(b) 10,313
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 11/4/24 @
102.94(b) 5,040
30,000 Mattel, Inc., 6.20%, 10/1/40 30,423
87,301
Life Sciences Tools & Services (0.0%
†
):
20,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 10/21/24 @ 101.42(b) 19,275
15,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 11/4/24 @ 101.88(b) 14,044
33,319
Machinery (0.2%):
10,000 Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable
5/15/27 @ 104(b) 10,550
35,000 Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @
103.13(b) 35,875
30,000 Gates Corp., 6.88%, 7/1/29, Callable 7/1/26 @
103.44(b) 30,975
35,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
11/4/24 @ 102.31(b) 23,407
20,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94(b) 15,300
30,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 11/4/24
@ 103.25(b) 28,350
40,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 11/4/24
@ 102.06(b) 38,650
20,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 11/4/24
@ 102.94(b) 19,375
25,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 11/4/24 @ 102(b) 23,781
226,263
Media (1.2%):
45,000 Allen Media LLC/Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/28, Callable 11/4/24 @ 105.25(b) 19,350

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 10,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 11/4/24
@ 102.13(b) $ 9,125
15,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable
11/4/24 @ 103.06(b) 12,750
265,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/1/30, Callable 11/4/24 @ 102.38(b) 243,137
40,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(b) 41,450
86,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 88,969
160,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 146,269
47,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 48,796
80,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 67,195
252,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 192,866
50,000 Clear Channel Outdoor Holdings, Inc., 9.00%,
9/15/28, Callable 9/15/25 @ 104.5(b) 53,125
25,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 11/4/24 @ 103.75(b) 21,594
20,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 20,875
45,000 CMG Media Corp., 8.88%, 12/15/27, Callable
10/15/24 @ 102.22(b) 26,325
30,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) 15,150
130,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 94,900
10,000 Discovery Communications LLC, 4.13%, 5/15/29,
Callable 2/15/29 @ 100 9,447
75,000 Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 75,595
30,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38^(b) 18,975
85,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(b) 76,181
40,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 11/4/24 @
101.19(b) 39,400
350,000 Time Warner Cable LLC, 6.75%, 6/15/39 349,624
55,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 10/15/24 @ 101.66(b) 55,000
60,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(b) 61,200
1,787,298
Metals & Mining (0.1%):
30,000 ATI, Inc., 4.88%, 10/1/29, Callable 10/21/24 @
102.44 28,913
40,000 Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable
4/15/26 @ 103.38(b) 40,550
25,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/15/25 @ 102.06 23,687
Principal Amount Value
Corporate Bonds, continued
Metals & Mining, continued
$ 25,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) $ 22,875
35,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(b) 36,575
152,600
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
15,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 15,131
30,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 11/4/24 @ 100 29,850
44,981
Multi-Utilities (0.0%
†
):
55,000 Sempra, 6.00%, 10/15/39 58,423
Office REITs (0.2%):
290,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 240,700
50,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 47,385
288,085
Oil, Gas & Consumable Fuels (3.2%):
25,000 Aethon United BR LP/Aethon United Finance Corp.,
7.50%, 10/1/29, Callable 10/1/26 @ 103.75(b) 25,250
25,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 25,375
25,000 Apache Corp., 7.38%, 8/15/47 26,594
25,000 Archrock Partners LP/Archrock Partners Finance
Corp., 6.63%, 9/1/32, Callable 9/1/27 @ 103.31(b) 25,625
65,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 66,138
15,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(b) 14,681
20,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(b) 20,800
10,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(b) 9,300
15,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
11/4/24 @ 104.5(b) 15,037
20,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 21,176
55,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 58,690
16,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 17,789
30,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 33,712
18,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 20,477
80,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
10/21/24 @ 103.38(b) 77,900
85,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 87,019
25,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable
10/21/24 @ 101.92(b) 23,344
65,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(b) 65,569

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 67,000 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 4/15/25 @ 100 $ 67,167
60,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 61,500
100,000 DCP Midstream Operating LP, 5.60%, 4/1/44,
Callable 10/1/43 @ 100 99,500
35,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 11/4/24 @ 103.56(b) 35,000
50,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 52,438
18,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
10/15/24 @ 100.88 18,108
25,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
11/4/24 @ 102.06(b) 23,875
190,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 193,211
55,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 58,437
427,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 385,345
60,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(b) 61,350
70,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(b) 68,338
45,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 45,513
45,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 11/4/24 @ 104 45,900
40,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 42,000
150,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 150,040
109,000 Hess Corp., 7.30%, 8/15/31 124,836
610,000 Hess Corp., 5.60%, 2/15/41 634,882
20,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 20,650
40,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 41,450
20,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(b) 20,125
15,000 Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29,
Callable 8/15/26 @ 103.81(b) 14,981
35,000 Matador Resources Co., 6.50%, 4/15/32, Callable
4/15/27 @ 103.25(b) 35,000
10,000 Matador Resources Co., 6.25%, 4/15/33, Callable
4/15/28 @ 103.13(b) 9,800
408,000 Mesquite Energy, Inc., 7.25%, 2/15/23(a)(b)(d) —
20,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 19,700
200,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 200,635
42,000 Murphy Oil Corp., 5.88%, 12/1/27, Callable
10/21/24 @ 101.96 42,525
20,000 Murphy Oil Corp., 6.00%, 10/1/32, Callable 10/1/27
@ 103 19,700
30,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.13%, 2/15/29, Callable 2/15/26 @
104.06(b) 30,675
30,000 Northern Oil & Gas, Inc., 8.75%, 6/15/31, Callable
6/15/26 @ 104.38(b) 31,200
112,000 Occidental Petroleum Corp., 7.50%, 5/1/31 127,260
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 33,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 $ 32,959
34,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 33,776
67,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 66,719
30,000 PBF Holding Co LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 30,788
50,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 11/4/24 @ 101.5 49,250
30,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 11/4/24 @ 102.94(b) 29,850
45,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(b) 46,744
45,000 Range Resources Corp., 4.88%, 5/15/25, Callable
2/15/25 @ 100 44,719
230,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 228,850
38,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(b) 39,615
25,000 Southwestern Energy Co., 4.75%, 2/1/32, Callable
2/1/27 @ 102.38 23,875
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 11/4/24 @ 101 5,006
95,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 11/4/24 @ 101.96 95,237
20,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 18,775
105,000 Venture Global LNG, Inc., 7.00%, 1/15/30, Callable
1/15/27 @ 103.5(b) 107,231
400,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 397,000
220,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 218,151
4,884,162
Passenger Airlines (0.1%):
35,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63^(b) 35,744
35,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(b) 37,056
15,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(b) 15,750
88,550
Personal Care Products (0.0%
†
):
25,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(b) 26,094
Pharmaceuticals (0.1%):
135,000 Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @
100 119,891
Professional Services (0.0%
†
):
25,000 ASGN, Inc., 4.63%, 5/15/28, Callable 11/4/24 @
101.52(b) 24,187
20,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 20,750
44,937

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development (0.8%):
$ 421,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 $ 401,271
288,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 310,923
150,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 131,122
98,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 94,703
27,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 24,011
85,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 74,457
35,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
11/4/24 @ 102.38 31,675
100,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 97,912
40,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 3/15/25 @ 100(b) 39,650
1,205,724
Retail REITs (0.7%):
100,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 105,821
22,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 22,050
387,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 375,697
237,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 204,314
390,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 390,488
1,098,370
Semiconductors & Semiconductor Equipment (0.7%):
55,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(b) 48,560
597,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 510,230
490,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(b) 402,434
30,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
11/4/24 @ 100.97(b) 28,500
50,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 11/4/24 @
102.19 48,313
1,038,037
Software (0.4%):
45,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 43,200
20,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
10/15/24 @ 102(b) 19,425
25,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(b) 24,781
110,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 9/30/25 @ 104.5(b) 111,375
30,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 10/21/24
@ 101(b) 28,913
20,000 McAfee Corp., 7.38%, 2/15/30, Callable 2/15/25
@ 103.69(b) 19,500
355,000 Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28
@ 100 333,163
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 40,000 SS&C Technologies, Inc., 6.50%, 6/1/32, Callable
6/1/27 @ 103.25(b) $ 41,300
25,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 25,781
30,000 Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%,
9/1/25, Callable 11/4/24 @ 100^(b) 28,088
675,526
Specialized REITs (0.0%
†
):
17,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 17,786
Specialty Retail (0.5%):
10,000 ACProducts Holdings, Inc., 6.38%, 5/15/29, Callable
11/4/24 @ 103.19(b) 6,237
5,000 Arko Corp., 5.13%, 11/15/29, Callable 11/15/24 @
102.56^(b) 4,644
35,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 11/15/24 @ 102.31(b) 33,250
30,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
11/4/24 @ 101.63(b) 13,950
47,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 46,683
200,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 195,810
95,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(b) 96,662
66,000 Carvana Co., 5.88%, 10/1/28, Callable 10/15/24 @
102.94(b) 59,400
10,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/25 @
101.22(b) 8,325
55,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 55,000
30,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 11/4/24
@ 102^(b) 26,025
20,000 Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable
7/15/26 @ 103.19(b) 20,300
15,000 Michaels Cos., Inc. (The), 5.25%, 5/1/28, Callable
10/15/24 @ 102.63(b) 11,100
50,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 48,500
30,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 24,300
20,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
11/4/24 @ 103.19(b) 19,300
50,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(b) 44,625
714,111
Technology Hardware, Storage & Peripherals (0.2%):
10,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(b) 10,575
90,000 CommScope, Inc., 4.75%, 9/1/29, Callable 11/4/24
@ 102.38(b) 72,112
10,000 CPI CG, Inc., 10.00%, 7/15/29, Callable 7/15/26
@ 105(b) 10,525
91,000 Dell International LLC/EMC Corp., 6.02%, 6/15/26,
Callable 3/15/26 @ 100 93,195

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$ 148,000 Dell International LLC/EMC Corp., 6.10%, 7/15/27,
Callable 5/15/27 @ 100^ $ 155,235
341,642
Textiles, Apparel & Luxury Goods (0.3%):
25,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(b) 22,656
20,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
11/15/24 @ 102.06(b) 18,800
30,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(b) 27,150
19,000 Tapestry, Inc., 7.05%, 11/27/25 19,387
53,000 Tapestry, Inc., 7.00%, 11/27/26 54,827
84,000 Tapestry, Inc., 7.35%, 11/27/28, Callable 10/27/28
@ 100 88,451
94,000 Tapestry, Inc., 7.70%, 11/27/30, Callable 9/27/30
@ 100 101,118
94,000 Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33
@ 100 101,714
45,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 11/4/24 @ 102(b) 39,712
473,815
Tobacco (0.0%
†
):
30,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
10/15/24 @ 101.41(b) 30,450
Trading Companies & Distributors (0.3%):
290,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 286,757
20,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(b) 20,625
30,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(b) 32,213
10,000 Fortress Transportation and Infrastructure Investors
LLC, 7.00%, 6/15/32, Callable 6/15/27 @ 103.5(b) 10,500
40,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 11/4/24 @ 103(b) 35,150
55,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 56,856
442,101
Wireless Telecommunication Services (0.5%):
80,000 LCPR Senior Secured Financing DAC, 5.13%,
7/15/29, Callable 11/4/24 @ 102.56^(b) 64,800
175,000 Sprint Capital Corp., 6.88%, 11/15/28 191,275
65,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable
10/15/24 @ 101.58 65,130
500,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 484,812
806,017
Total Corporate Bonds (Cost $45,171,413) 43,910,236
Yankee Debt Obligations (6.6%):
Aerospace & Defense (0.1%):
45,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 11/4/24
@ 103(b) 45,225
60,000 Bombardier, Inc., 7.00%, 6/1/32, Callable 6/1/27
@ 103.5^(b) 62,625
Principal Amount Value
Yankee Debt Obligations, continued
Aerospace & Defense, continued
$ 20,000 Garda World Security Corp., 8.25%, 8/1/32, Callable
8/1/27 @ 104.13(b) $ 20,400
128,250
Banks (1.3%):
270,000 Barclays PLC, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 271,098
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 188,289
550,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 553,159
286,000 NatWest Group plc, 3.07% (H15T1Y), 5/22/28,
Callable 5/22/27 @ 100 275,998
513,000 Societe Generale SA, 1.49% (H15T1Y), 12/14/26,
Callable 12/14/25 @ 100(b) 490,886
47,000 UniCredit SpA, 5.86% (USISDA05), 6/19/32,
Callable 6/19/27 @ 100(b) 47,123
23,000 UniCredit SpA, 7.30% (USISDA05), 4/2/34, Callable
4/2/29 @ 100(b) 24,453
135,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 130,400
1,981,406
Biotechnology (0.0%
†
):
10,000 Grifols SA, 4.75%, 10/15/28, Callable 11/4/24 @
102.38^(b) 9,375
Capital Markets (0.7%):
680,000 Deutsche Bank AG, 4.50%, 4/1/25 676,811
20,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(b) 20,300
314,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) 296,388
993,499
Chemicals (0.1%):
25,000 Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable
11/4/24 @ 105.25(b) 26,250
95,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(b) 93,694
10,000 NOVA Chemicals Corp., 9.00%, 2/15/30, Callable
8/15/26 @ 104.5(b) 10,812
25,000 SNF Group SACA, 3.13%, 3/15/27, Callable 11/4/24
@ 101.56(b) 23,688
154,444
Commercial Services & Supplies (0.0%
†
):
15,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 15,731
Communications Equipment (0.0%
†
):
30,000 Nokia Oyj, 6.63%, 5/15/39 31,650
Consumer Staples Distribution & Retail (0.4%):
550,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 477,813
131,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.75%, 4/1/33, Callable 1/1/33 @ 100 135,651
613,464
Containers & Packaging (0.1%):
10,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28,
Callable 11/4/24 @ 100(b) 9,887

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Containers & Packaging, continued
$ 25,000 OI European Group BV, 4.75%, 2/15/30, Callable
11/15/24 @ 102.38(b) $ 23,562
45,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 11/4/24 @ 100(b) 44,663
78,112
Diversified Consumer Services (0.0%
†
):
30,000 Mclaren Finance PLC, 7.50%, 8/1/26, Callable
11/4/24 @ 101.88(b) 27,600
Diversified Telecommunication Services (0.2%):
185,000 Altice France SA, 5.13%, 1/15/29, Callable 11/4/24
@ 101.28(b) 128,575
40,000 Altice France SA, 5.13%, 7/15/29, Callable 11/4/24
@ 102.56(b) 28,100
45,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(b) 43,087
30,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 11/4/24 @ 101.38(b) 20,325
20,000 Telecom Italia Capital SA, 6.38%, 11/15/33 20,550
80,000 Telecom Italia Capital SA, 6.00%, 9/30/34^ 79,400
320,037
Electrical Equipment (0.0%
†
):
45,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
11/4/24 @ 102(b) 42,638
Energy Equipment & Services (0.0%
†
):
30,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(b) 30,825
Financial Services (0.6%):
40,000 1011778 BC ULC/New Red Finance, Inc., 5.63%,
9/15/29, Callable 9/15/26 @ 102.81(b) 40,400
21,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
10/15/24 @ 100^(b) 20,790
251,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 250,216
209,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 200,710
234,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 210,714
50,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 51,187
30,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(b) 31,162
25,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 25,813
25,000 Macquarie Airfinance Holdings, Ltd., 8.38%, 5/1/28,
Callable 5/1/25 @ 104.19(b) 26,344
5,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 5,231
20,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(b) 21,125
25,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(b) 25,500
10,000 Sigma Holdco BV, 7.88%, 5/15/26, Callable
10/15/24 @ 100(b) 9,900
919,092
Principal Amount Value
Yankee Debt Obligations, continued
Health Care Providers & Services (0.0%
†
):
$ 20,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
10/21/24 @ 102.19(b) $ 19,300
Hotels, Restaurants & Leisure (0.3%):
80,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) 73,600
40,000 Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26
@ 103.5(b) 42,500
45,000 Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @
105.25(b) 48,825
65,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 12/4/24 @ 102.69(b) 60,938
19,000 NCL Corp., Ltd., 3.63%, 12/15/24, Callable
10/15/24 @ 100(b) 18,905
55,000 NCL Corp., Ltd., 8.38%, 2/1/28, Callable 2/1/25 @
104.19(b) 57,612
10,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.,
8.00%, 8/1/30, Callable 8/1/25 @ 104(b) 10,387
25,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
11/4/24 @ 103.5(b) 25,219
50,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 54,750
392,736
Industrial REITs (0.0%
†
):
20,000 Connect Finco SARL/Connect US Finco LLC, 6.75%,
10/1/26 20,000
Insurance (0.3%):
230,000 AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30
@ 100(b) 218,233
5,000 Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30, Callable 12/15/25 @ 105.25(b) 5,437
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 201,809
425,479
Metals & Mining (0.1%):
10,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 10,600
85,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 84,150
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100(b) 4,894
30,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/4/24 @ 104^(b) 30,750
20,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63^(b) 21,300
151,694
Oil, Gas & Consumable Fuels (1.5%):
30,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(b) 30,000
40,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
11/24/24 @ 102.88(b) 21,400
35,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106(b) 35,219
125,000 eG Global Finance PLC, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 138,750
50,000 Parkland Corp., 6.63%, 8/15/32, Callable 8/15/27
@ 103.31(b) 50,687

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 205,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 $ 189,881
120,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 103,950
460,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 412,850
1,662,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,188,330
10,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(b) 10,425
30,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable
11/4/24 @ 103.44(b) 29,475
36,000 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
11/4/24 @ 101.72(b) 35,910
59,500 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(b) 62,029
2,308,906
Passenger Airlines (0.1%):
95,000 VistaJet Malta Finance PLC/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @
103.19^(b) 81,344
Pharmaceuticals (0.1%):
85,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
11/4/24 @ 100(b) 82,875
37,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 34,502
7,000 Bausch Health Cos., Inc., 14.00%, 10/15/30,
Callable 10/15/25 @ 106(b) 6,335
123,712
Software (0.1%):
30,000 Elastic NV, 4.13%, 7/15/29, Callable 11/4/24 @
102.06(b) 27,900
95,000 Open Text Corp., 3.88%, 2/15/28, Callable 11/4/24
@ 100.97(b) 90,725
118,625
Sovereign Bond (0.3%):
250,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 256,563
230,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 215,543
472,106
Technology Hardware, Storage & Peripherals (0.0%
†
):
20,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13 21,625
Transportation Infrastructure (0.0%
†
):
55,000 Seaspan Corp., 5.50%, 8/1/29, Callable 11/4/24 @
102.75(b) 52,250
Wireless Telecommunication Services (0.3%):
315,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 10/15/24 @ 103.13(b) 312,637
60,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 53,775
366,412
Total Yankee Debt Obligations (Cost $10,546,092) 9,900,312
Principal Amount Value
U.S. Government Agency Mortgages (22.0%):
Federal Home Loan Mortgage Corporation (6.8%):
$ 14,388 2.50%, 6/1/31, Pool #G18604 $ 13,846
25,021 2.50%, 7/1/31, Pool #V61246 24,225
41,702 2.50%, 8/1/31, Pool #V61273 40,217
154,780 3.50%, 3/1/32, Pool #C91403 155,965
486,455 3.50%, 7/1/32, Pool #C91467 490,184
4,191 2.50%, 8/1/32, Pool #G18654 4,035
4,424 2.50%, 11/1/32, Pool #G18665 4,258
136,931 2.50%, 12/1/32, Pool #G18669 131,803
21,185 2.50%, 3/1/33, Pool #G18680 20,177
8,368 2.50%, 4/1/33, Pool #G18683 7,970
48,908 3.00%, 4/1/33, Pool #G18684 47,375
4,362 2.50%, 5/1/33, Pool #G18687 4,155
92,063 2.50%, 7/1/33, Pool #G16661 88,525
19,343 3.00%, 4/1/34, Pool #G16829 19,083
183,739 3.50%, 10/1/34, Pool #C91793 178,306
382,533 4.00%, 5/1/37, Pool #C91938 382,314
16,519 3.50%, 4/1/40, Pool #V81744 15,720
34,394 3.50%, 5/1/40, Pool #V81750 32,733
31,847 3.50%, 6/1/40, Pool #V81792 30,309
19,334 3.50%, 8/1/40, Pool #V81886 18,400
14,639 3.50%, 9/1/40, Pool #V81958 13,932
22,413 4.50%, 1/1/41, Pool #A96051 22,847
123,286 2.00%, 3/1/41, Pool #SC0136 107,726
22,315 4.50%, 3/1/41, Pool #A97673 22,515
18,082 2.00%, 4/1/41, Pool #RB5108 15,787
35,022 4.50%, 4/1/41, Pool #A97942 35,336
119,466 5.00%, 6/1/41, Pool #G06596 124,804
18,723 2.00%, 7/1/41, Pool #RB5118 16,347
19,539 2.00%, 10/1/41, Pool #RB5131 16,964
437,539 4.50%, 1/1/42, Pool #G60517 430,375
129,208 2.00%, 4/1/42, Pool #SC0481 112,995
61,609 3.00%, 12/1/42, Pool #C04320 58,273
17,372 4.00%, 5/1/43, Pool #Q18481 17,284
21,309 4.00%, 7/1/43, Pool #Q19597 21,201
21,434 4.00%, 10/1/43, Pool #Q22499 21,325
74,325 3.50%, 1/1/44, Pool #G60271 71,391
146,053 3.50%, 1/1/44, Pool #G07922 139,091
18,154 4.00%, 1/1/44, Pool #V80950 17,789
86,437 4.00%, 1/1/45, Pool #Q30720 84,788
73,007 4.00%, 2/1/45, Pool #G07949 72,712
36,165 3.50%, 3/1/45, Pool #Q32008 34,603
17,061 3.50%, 3/1/45, Pool #Q32328 16,324
24,413 3.50%, 3/1/45, Pool #Q31974 23,359
92,941 3.50%, 5/1/45, Pool #Q33547 87,171
12,965 3.00%, 5/1/45, Pool #Q33468 12,192
97,281 3.00%, 6/1/45, Pool #Q34156 91,485
114,549 3.50%, 6/1/45, Pool #Q34164 107,437
17,377 3.50%, 6/1/45, Pool #Q33791 16,299
26,136 3.00%, 7/1/45, Pool #Q34759 24,395
8,812 3.00%, 7/1/45, Pool #Q34979 8,149
44,424 4.00%, 8/1/45, Pool #Q35845 44,188
7,184 4.00%, 9/1/45, Pool #Q37853 6,953
3,966 4.00%, 11/1/45, Pool #Q38812 3,853
141,217 3.50%, 11/1/45, Pool #Q37467 135,118
11,011 4.00%, 2/1/46, Pool #Q38783 10,597
7,957 4.00%, 2/1/46, Pool #Q38782 7,879
1,505 4.00%, 2/1/46, Pool #Q38879 1,479
21,969 4.00%, 4/1/46, Pool #V82292 21,867
5,669 4.00%, 4/1/46, Pool #Q39975 5,613

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 51,964 3.50%, 5/1/46, Pool #G60603 $ 49,550
45,514 3.50%, 5/1/46, Pool #Q40647 42,536
156,218 3.50%, 5/1/46, Pool #G60553 149,515
141,721 3.50%, 9/1/46, Pool #Q43257 135,141
7,458 4.00%, 9/1/47, Pool #Q50433 7,395
14,013 4.00%, 10/1/47, Pool #Q51189 13,896
8,472 4.00%, 2/1/48, Pool #Q54192 8,290
100,985 4.00%, 5/1/48, Pool #Q55992 98,815
313,726 4.00%, 6/1/48, Pool #G67713 301,978
39,051 4.00%, 7/1/48, Pool #Q59935 38,916
246,521 2.50%, 8/1/50, Pool #SD0430 215,861
302,247 2.50%, 10/1/50, Pool #SD7525 265,229
440,259 2.50%, 11/1/50, Pool #SD7530 385,918
28,965 2.50%, 2/1/51, Pool #RA4575 25,237
34,703 2.50%, 2/1/51, Pool #SD7535 30,452
23,668 2.50%, 3/1/51, Pool #RA4749 20,621
328,283 1.50%, 4/1/51, Pool #QC0798 259,824
575,567 3.00%, 5/1/51, Pool #QC1881 520,456
115,615 2.00%, 5/1/51, Pool #SD7541 97,444
11,959 2.00%, 7/1/51, Pool #QC4163 10,034
120,947 3.00%, 9/1/51, Pool #QC7496 109,342
279,906 2.00%, 10/1/51, Pool #RA6076 234,195
414,665 2.00%, 11/1/51, Pool #RA6241 346,952
162,674 2.00%, 11/1/51, Pool #RA6302 135,667
169,916 2.00%, 12/1/51, Pool #RA6510 142,275
976,113 2.50%, 12/1/51, Pool #RA6435 851,997
511,611 2.00%, 2/1/52, Pool #RA6820 426,436
255,817 2.00%, 2/1/52, Pool #RA6823 213,986
210,259 3.50%, 3/1/52, Pool #RA6950 197,964
561,219 3.00%, 3/1/52, Pool #RA6988 507,290
197,323 3.50%, 3/1/52, Pool #RA6949 185,058
133,597 3.00%, 3/1/52, Pool #SD2219 121,022
81,880 5.50%, 9/1/52, Pool #SD1579 83,740
40,532 4.00%, 10/1/52, Pool #SD1772 39,491
89,808 5.00%, 11/1/52, Pool #SD1862 90,644
100,003 6.00%, 9/1/54, Pool #SD6419 104,335
10,259,545
Federal National Mortgage Association (10.9%):
56,581 2.50%, 6/1/29, Pool #MA3734 54,609
36,649 2.50%, 9/1/31, Pool #AS8012 35,264
167,273 2.50%, 12/1/32, Pool #CA3748 161,005
776 4.50%, 7/1/33, Pool #720240 777
1,493 4.50%, 7/1/33, Pool #729327 1,496
2,194 4.50%, 8/1/33, Pool #729713 2,203
6,350 4.50%, 8/1/33, Pool #726956 6,267
8,061 4.50%, 8/1/33, Pool #726928 7,942
3,168 4.50%, 8/1/33, Pool #723124 3,115
1,884 4.50%, 8/1/33, Pool #727160 1,862
1,571 4.50%, 8/1/33, Pool #727029 1,573
9,657 4.50%, 8/1/33, Pool #729380 9,797
10,757 4.50%, 9/1/33, Pool #727147 10,918
3,779 4.50%, 9/1/33, Pool #734922 3,836
16,677 4.50%, 12/1/33, Pool #AL5321 16,928
66,113 3.50%, 8/1/34, Pool #CA4090 65,307
12,646 6.00%, 10/1/34, Pool #AL2130 13,268
43,143 3.50%, 2/1/35, Pool #CA5291 42,214
25,468 4.50%, 9/1/35, Pool #AB8198 25,855
149,883 2.00%, 10/1/35, Pool #BK5705 138,166
233,993 6.00%, 5/1/36, Pool #745512 244,592
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 114,773 6.00%, 1/1/37, Pool #932030 $ 121,275
21,950 6.00%, 3/1/37, Pool #889506 23,093
33,076 6.00%, 1/1/38, Pool #889371 34,749
12,397 6.00%, 3/1/38, Pool #889219 12,840
5,735 6.00%, 7/1/38, Pool #889733 6,043
31,096 4.50%, 3/1/39, Pool #AB0051 31,592
159,522 4.50%, 4/1/39, Pool #AB0043 162,119
122,040 2.50%, 8/1/39, Pool #MA3761 111,352
14,932 4.50%, 11/1/39, Pool #AC5442 15,091
46,058 6.00%, 5/1/40, Pool #AL2129 47,862
42,048 2.00%, 10/1/40, Pool #FM4644 36,826
108,812 2.00%, 11/1/40, Pool #MA4176 95,970
16,094 2.00%, 12/1/40, Pool #MA4204 14,194
17,286 4.00%, 12/1/40, Pool #AA4757 17,032
17,182 2.00%, 2/1/41, Pool #MA4268 15,057
22,400 4.50%, 2/1/41, Pool #AH5580 22,665
17,598 2.00%, 3/1/41, Pool #MA4287 15,365
51,827 2.00%, 4/1/41, Pool #CB0116 45,284
18,834 2.00%, 6/1/41, Pool #MA4364 16,443
38,075 2.00%, 6/1/41, Pool #FM7891 33,269
145,210 2.00%, 10/1/41, Pool #MA4446 126,073
404,325 1.50%, 11/1/41, Pool #MA4473 344,191
3,101 6.00%, 1/1/42, Pool #AL2128 3,130
739,403 2.00%, 5/1/42, Pool #FS4603 647,987
118,604 2.50%, 2/1/43, Pool #AB8465 106,709
26,565 4.00%, 10/1/43, Pool #BM1167 26,326
118,108 4.50%, 3/1/44, Pool #AL5082 118,756
6,914 4.00%, 12/1/44, Pool #AY0045 6,908
50,233 4.00%, 5/1/45, Pool #AZ1207 48,786
37,645 3.00%, 5/1/45, Pool #AS4972 34,585
25,546 4.00%, 6/1/45, Pool #AZ3341 24,989
89,898 4.00%, 6/1/45, Pool #AY8096 87,309
20,377 4.00%, 6/1/45, Pool #AZ2719 19,933
28,879 4.00%, 6/1/45, Pool #AY8126 28,340
22,956 5.00%, 6/1/45, Pool #AZ3448 23,785
101,581 4.00%, 7/1/45, Pool #AZ0833 99,367
11,978 3.00%, 8/1/45, Pool #AZ3728 11,005
84,671 3.00%, 8/1/45, Pool #AS5634 77,791
34,066 3.00%, 8/1/45, Pool #AZ8288 31,296
10,970 4.00%, 11/1/45, Pool #AZ0560 10,654
39,774 4.00%, 12/1/45, Pool #BA6404 38,628
28,230 4.50%, 2/1/46, Pool #BM5199 28,466
208,125 3.50%, 5/1/46, Pool #BC0880 197,615
7,673 4.00%, 5/1/46, Pool #BC2276 7,506
77,449 4.00%, 7/1/46, Pool #BC1443 76,146
24,760 4.50%, 8/1/46, Pool #AL9111 24,943
89,999 4.00%, 9/1/46, Pool #BC2843 88,485
272,941 3.50%, 12/1/46, Pool #BC9077 259,156
39,722 3.50%, 2/1/47, Pool #BE5696 37,711
329,489 4.50%, 2/1/47, Pool #AL9846 331,940
4,952 4.00%, 6/1/47, Pool #BH4269 4,844
23,850 3.00%, 5/1/49, Pool #MA3670 21,686
93,504 3.50%, 1/1/50, Pool #FS3728 89,448
174,338 1.50%, 12/1/50, Pool #CA8005 137,721
228,413 2.50%, 4/1/51, Pool #FM6540 202,216
396,358 2.00%, 4/1/51, Pool #MA4305 329,444
134,892 2.50%, 5/1/51, Pool #MA4326 117,159
55,580 2.50%, 5/1/51, Pool #CB0388 48,427
416,440 1.50%, 6/1/51, Pool #MA4354 329,587

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 453,551 3.00%, 6/1/51, Pool #CB0850 $ 411,508
9,589 2.00%, 7/1/51, Pool #BT1461 8,045
76,003 3.00%, 8/1/51, Pool #FM9973 68,850
– 2.50%, 9/1/51, Pool #CB1549 —
214,901 2.00%, 10/1/51, Pool #CB1799 179,852
285,955 2.00%, 10/1/51, Pool #CB1801 239,441
159,924 3.00%, 11/1/51, Pool #FM9633 145,091
300,580 2.00%, 11/1/51, Pool #FM9568 252,316
189,426 2.00%, 11/1/51, Pool #FM9539 158,609
651,367 2.50%, 11/1/51, Pool #FM9501 568,446
127,394 3.00%, 11/1/51, Pool #FM9632 115,872
171,372 3.00%, 11/1/51, Pool #CB2164 155,791
123,657 2.00%, 12/1/51, Pool #CB2350 103,466
115,389 2.50%, 12/1/51, Pool #CB2376 100,718
162,080 2.50%, 12/1/51, Pool #CB2320 141,452
– 2.00%, 12/1/51, Pool #CB2347 —
82,557 2.00%, 12/1/51, Pool #CB2348 69,127
467,743 2.00%, 12/1/51, Pool #CB2349 391,651
54,879 3.00%, 12/1/51, Pool #CB2420 49,891
85,094 3.00%, 12/1/51, Pool #BT9503 76,930
87,975 3.00%, 12/1/51, Pool #FM9777 79,818
763,912 2.00%, 1/1/52, Pool #FS0286 639,629
331,669 2.00%, 1/1/52, Pool #FS0288 276,628
204,029 3.00%, 2/1/52, Pool #FS0631 184,755
820,923 2.00%, 2/1/52, Pool #CB2842 684,254
132,439 3.00%, 2/1/52, Pool #CB2886 119,979
44,596 3.50%, 3/1/52, Pool #CB3128 41,825
41,659 4.00%, 4/1/52, Pool #FS1647 40,374
175,706 5.50%, 10/1/52, Pool #CB4843 178,425
175,333 5.00%, 11/1/52, Pool #CB5128 178,157
44,939 5.00%, 11/1/52, Pool #FS3295 45,523
83,660 5.00%, 11/1/52, Pool #FS3248 84,408
89,783 6.00%, 6/1/53, Pool #CB6538 93,108
42,325 5.50%, 6/1/53, Pool #CB6642 43,492
89,946 5.50%, 6/1/53, Pool #CB6527 92,115
275,561 5.50%, 7/1/53, Pool #CB6673 281,872
141,519 5.50%, 8/1/53, Pool #CB6911 145,770
140,853 6.50%, 9/1/53, Pool #CB7134 147,239
138,553 6.50%, 11/1/53, Pool #CB7520 144,423
1,200,000 3.00%, 9/25/54, TBA 1,076,197
800,000 6.50%, 10/25/54, TBA 824,750
125,000 2.00%, 10/25/54, TBA 103,262
150,000 2.50%, 10/25/54, TBA 129,281
1,600,000 6.00%, 10/25/54, TBA 1,635,250
16,481,753
Government National Mortgage Association (4.3%):
2,398 5.00%, 6/15/34, Pool #629493 2,401
1,757 5.00%, 3/15/38, Pool #676766 1,810
1,295 5.00%, 4/15/38, Pool #672672 1,333
4,718 5.00%, 8/15/38, Pool #687818 4,859
37,158 5.00%, 1/15/39, Pool #705997 38,693
74,077 5.00%, 3/15/39, Pool #646746 77,138
502 5.00%, 3/15/39, Pool #697946 523
77,558 4.00%, 10/15/40, Pool #783143 76,593
21,167 4.00%, 10/20/40, Pool #4833 20,904
64,180 4.00%, 1/20/41, Pool #4922 63,381
175,628 4.50%, 3/20/41, Pool #4978 177,290
61,719 4.50%, 5/20/41, Pool #5055 62,303
129,363 4.00%, 5/20/41, Pool #5054 128,263
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 60,812 4.50%, 6/15/41, Pool #366975 $ 61,314
41,123 4.50%, 6/20/41, Pool #5082 41,513
165,940 3.50%, 12/20/41, Pool #5258 159,099
289,725 4.00%, 1/20/42, Pool #5280 287,262
103,507 3.00%, 12/20/42, Pool #MA0624 96,797
161,161 3.00%, 12/20/42, Pool #AA5872 147,549
18,120 3.00%, 1/20/43, Pool #MA0698 16,906
226,413 3.50%, 2/20/43, Pool #MA0783 216,268
46,039 3.00%, 3/20/43, Pool #AD8812 42,592
107,380 3.00%, 3/20/43, Pool #AA6146 99,738
29,581 3.50%, 3/20/43, Pool #AD8884 28,307
11,905 3.50%, 4/20/43, Pool #AB9891 11,392
31,308 3.50%, 4/20/43, Pool #AD9075 29,959
2,605 4.00%, 7/20/44, Pool #MA2074 2,561
110,939 4.00%, 4/15/46, Pool #784232 108,659
16,881 3.50%, 7/20/46, Pool #784391 16,003
9,448 3.00%, 10/20/46, Pool #MA4003 8,723
494,864 3.00%, 12/20/46, Pool #MA4126 457,244
48,611 4.00%, 1/15/47, Pool #AX5831 47,580
55,565 4.00%, 1/15/47, Pool #AX5857 54,904
155,624 3.00%, 1/20/47, Pool #MA4195 143,794
94,051 3.00%, 2/20/47, Pool #MA4261 86,686
157,889 4.00%, 4/20/47, Pool #784304 154,448
152,770 4.00%, 4/20/47, Pool #784303 149,441
44,538 4.00%, 4/20/48, Pool #BG3507 43,679
47,128 4.00%, 4/20/48, Pool #BG7744 46,219
96,442 2.00%, 10/20/50, Pool #MA6930 81,809
265,871 2.00%, 11/20/50, Pool #MA6994 225,530
347,853 2.00%, 1/20/51, Pool #MA7135 294,774
253,114 2.00%, 2/20/51, Pool #MA7192 214,588
89,253 2.50%, 6/20/51, Pool #MA7418 78,620
393,337 2.50%, 8/20/51, Pool #MA7534 346,259
177,735 2.50%, 9/20/51, Pool #MA7589 156,383
418,465 2.50%, 2/20/52, Pool #MA7881 368,121
468,292 2.00%, 2/20/52, Pool #MA7880 397,457
47,428 4.00%, 10/20/52, Pool #MA8346 45,898
666,892 4.50%, 4/20/53, Pool #MA8799 658,735
100,000 5.50%, 11/20/53, TBA 100,951
250,000 5.50%, 10/20/54, TBA 252,344
6,435,597
Total U.S. Government Agency Mortgages (Cost $35,448,593) 33,176,895
U.S. Treasury Obligations (29.5%):
U.S. Treasury Bonds (15.0%):
3,103,000 1.75%, 8/15/41 2,199,251
6,364,000 2.00%, 8/15/51 4,098,814
5,300,000 3.63%, 2/15/53 4,818,859
700,000 3.63%, 5/15/53 637,000
8,364,000 4.13%, 8/15/53 8,330,021
950,000 4.25%, 2/15/54 968,258
1,500,000 4.25%, 8/15/54 1,531,641
22,583,844
U.S. Treasury Notes (14.5%):
1,700,000 4.38%, 11/30/30 1,768,266
1,700,000 4.00%, 1/31/31 1,733,469
2,500,000 4.25%, 2/28/31 2,585,156
95,000 4.13%, 11/15/32 97,731
10,800,000 3.50%, 2/15/33 10,612,687
3,200,000 3.38%, 5/15/33 3,111,500

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2024 :
(Unaudited)
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 790,000 4.00%, 2/15/34 $ 803,702
1,200,000 3.88%, 8/15/34 1,208,250
21,920,761
Total U.S. Treasury Obligations (Cost $47,519,550) 44,504,605
Shares Value
Unaffiliated Investment Companies (3.1%):
Money Markets (3.1%):
1,631,786 BlackRock Liquidity FedFund, Institutional Class,
5.03%(e)(f) $ 1,631,786
3,074,410 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.01%(f) 3,074,410
Total Unaffiliated Investment Companies (Cost $4,706,196) 4,706,196
Total Investment Securities
(Cost $163,084,143) — 103.4% 155,842,413
Net other assets (liabilities) — (3.4)% (5,122,241)
Net Assets — 100.0% $ 150,720,172
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T10Y—10 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
USISDA05—5 Year ICE Swap Rate
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $1,561,185.
(a) Security was valued using significant unobservable inputs as of September 30, 2024.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at
September 30, 2024.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(f) The rate represents the effective yield at September 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 0.2%
Bermuda 0.1%
British Virgin Islands —%
†
Canada 0.6%
Cayman Islands 6.2%
Dominican Republic 0.2%
Finland —%
†
France 0.4%
Germany 0.5%
Hong Kong 0.1%
Ireland 0.5%
Italy 0.4%
Jersey 0.2%
Luxembourg 0.9%
Marshall Island —%
†
Mexico 1.3%
Netherlands 0.1%
Panama 0.1%
Saudi Arabia 0.1%

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Country Percentage
Spain —%
†
Switzerland 0.3%
United Kingdom 0.5%
United States 87.3%
100.0%
† Represents less than 0.05%.
Securities Sold Short (-3.3%):
At September 30, 2024, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 3.00% 10/25/54 $ (1,200,000) $ (1,090,406) $ (1,076,625)
Federal National Mortgage Association, TBA 3.50% 10/25/54 (900,000) (846,563) (838,125)
Federal National Mortgage Association, TBA 4.00% 10/25/54 (875,000) (846,426) (840,273)
Federal National Mortgage Association, TBA 2.00% 10/25/54 (1,225,000) (1,027,325) (1,011,965)
Federal National Mortgage Association, TBA 2.50% 10/25/54 (225,000) (196,040) (193,922)
Federal National Mortgage Association, TBA 3.00% 9/25/54 (1,200,000) (1,087,729) (1,076,197)
$(5,094,489) $(5,037,107)

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (98.8%):
Aerospace & Defense (2.1%):
44,375 Airbus SE $ 6,496,835
227,219 BAE Systems plc 3,760,600
1,519 Dassault Aviation SA 312,871
1,993 Elbit Systems, Ltd. 396,649
6,408 Kongsberg Gruppen ASA 628,056
21,426 Leonardo SpA 478,123
98,430 Melrose Industries plc 601,936
4,038 MTU Aero Engines AG 1,258,410
3,272 Rheinmetall AG 1,768,538
631,576 Rolls-Royce Holdings plc* 4,459,556
25,512 Saab AB, Class B* 543,059
25,564 Safran SA 6,031,051
128,300 Singapore Technologies Engineering, Ltd. 463,921
7,004 Thales SA 1,112,395
28,312,000
Air Freight & Logistics (0.5%):
76,877 Deutsche Post AG 3,422,952
12,671 DSV A/S 2,629,870
15,358 InPost SA* 289,767
25,400 SG Holdings Co., Ltd. 272,812
6,615,401
Automobile Components (0.6%):
38,400 Aisin Corp. 423,381
42,600 Bridgestone Corp. 1,638,524
51,068 Cie Generale des Etablissements Michelin SCA 2,073,138
8,230 Continental AG 532,361
142,600 Denso Corp. 2,122,819
54,000 Sumitomo Electric Industries, Ltd. 866,668
7,656,891
Automobiles (2.6%):
24,089 Bayerische Motoren Werke AG 2,124,260
9,455 Ferrari NV 4,428,275
336,500 Honda Motor Co., Ltd. 3,551,841
44,700 Isuzu Motors, Ltd. 603,116
41,000 Mazda Motor Corp.^ 307,392
55,508 Mercedes-Benz Group AG 3,587,373
178,600 Nissan Motor Co., Ltd.^ 503,033
14,578 Renault SA 633,600
157,861 Stellantis NV 2,182,572
44,500 Subaru Corp. 773,357
117,100 Suzuki Motor Corp. 1,307,267
765,830 Toyota Motor Corp. 13,718,212
62,462 Volvo Car AB, Class B*^ 171,822
60,100 Yamaha Motor Co., Ltd. 538,492
34,430,612
Banks (10.8%):
33,068 ABN AMRO Bank NV 597,171
130,711 AIB Group plc 749,190
223,251 ANZ Group Holdings, Ltd.* 4,716,103
434,473 Banco Bilbao Vizcaya Argentaria SA 4,702,514
93,554 Banco BPM SpA 631,988
417,472 Banco de Sabadell SA 885,229
1,155,824 Banco Santander SA 5,905,897
96,434 Bank Hapoalim BM 967,986
118,093 Bank Leumi Le-Israel BM 1,158,797
Shares Value
Common Stocks, continued
Banks, continued
75,301 Bank of Ireland Group plc $ 842,379
2,155 Banque Cantonale Vaudoise, Registered Shares 222,542
1,101,248 Barclays plc 3,313,588
75,919 BNP Paribas SA 5,209,205
279,500 BOC Hong Kong Holdings, Ltd. 891,285
280,544 CaixaBank SA 1,672,067
41,200 Chiba Bank, Ltd. (The) 331,905
77,152 Commerzbank AG 1,422,633
124,844 Commonwealth Bank of Australia 11,716,143
78,500 Concordia Financial Group, Ltd. 435,069
78,777 Credit Agricole SA 1,204,054
51,357 Danske Bank A/S 1,546,514
149,540 DBS Group Holdings, Ltd. 4,442,480
64,826 DNB Bank ASA 1,330,243
25,342 Erste Group Bank AG 1,390,232
45,766 FinecoBank Banca Fineco SpA 784,628
58,300 Hang Seng Bank, Ltd. 725,227
1,380,888 HSBC Holdings plc 12,383,657
246,659 ING Groep NV 4,485,721
1,101,635 Intesa Sanpaolo SpA 4,714,743
92,143 Israel Discount Bank, Ltd., Class A 517,008
106,700 Japan Post Bank Co., Ltd. 997,103
17,121 KBC Group NV 1,362,042
4,654,867 Lloyds Banking Group plc 3,654,446
36,227 Mediobanca Banca di Credito Finanziario SpA 618,540
829,600 Mitsubishi UFJ Financial Group, Inc. 8,446,303
11,001 Mizrahi Tefahot Bank, Ltd. 430,754
180,663 Mizuho Financial Group, Inc. 3,713,920
231,031 National Australia Bank, Ltd. 5,981,694
488,107 NatWest Group plc 2,254,690
232,573 Nordea Bank Abp 2,741,826
1,972 Nordea Bank Abp Helsinki 23,224
250,499 Oversea-Chinese Banking Corp., Ltd. 2,950,510
154,987 Resona Holdings, Inc. 1,080,703
317,881 Sberbank of Russia*(a)(b) —
32,900 Shizuoka Financial Group, Inc. 286,092
118,463 Skandinaviska Enskilda Banken AB, Class A 1,813,179
53,851 Societe Generale SA 1,342,298
162,760 Standard Chartered plc 1,730,512
279,807 Sumitomo Mitsui Financial Group, Inc. 5,957,689
48,006 Sumitomo Mitsui Trust Group, Inc.^ 1,139,906
106,734 Svenska Handelsbanken AB, Class A 1,096,766
62,762 Swedbank AB, Class A 1,332,107
3,719 TCS Group Holding plc, GDR*(a) —
— Turkiye Is Bankasi AS —
109,902 UniCredit SpA 4,828,973
95,173 United Overseas Bank, Ltd. 2,388,731
19,456 VTB Bank PJSC*(a)(b) —
257,967 Westpac Banking Corp. 5,672,341
141,740,547
Beverages (1.6%):
66,906 Anheuser-Busch InBev SA/NV 4,432,368
106,800 Asahi Group Holdings, Ltd. 1,398,967
7,368 Carlsberg AS, Class B 877,979
15,180 Coca-Cola Europacific Partners plc 1,195,425
16,468 Coca-Cola HBC AG 586,502
45,956 Davide Campari-Milano NV, Class M^ 389,321
165,711 Diageo plc 5,780,918

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Beverages, continued
9,597 Heineken Holding NV $ 724,710
21,703 Heineken NV 1,924,085
57,500 Kirin Holdings Co., Ltd. 876,267
14,979 Pernod Ricard SA 2,263,776
10,600 Suntory Beverage & Food, Ltd. 398,041
60,896 Treasury Wine Estates, Ltd. 506,214
21,354,573
Biotechnology (0.9%):
4,466 Argenx SE* 2,417,005
36,151 CSL, Ltd. 7,169,140
4,672 Genmab A/S* 1,137,342
22,071 Grifols SA* 250,653
15,220 Swedish Orphan Biovitrum AB* 490,488
4,816 Zealand Pharma A/S* 584,803
12,049,431
Broadline Retail (0.9%):
7,159 Global-e Online, Ltd.* 275,192
9,086 Next plc 1,189,891
965 Ozon Holdings plc, ADR*(a) —
29,100 Pan Pacific International Holdings Corp. 751,162
104,829 Prosus NV* 4,533,164
108,700 Rakuten Group, Inc.* 703,897
85,251 Wesfarmers, Ltd. 4,146,742
11,600,048
Building Products (1.0%):
14,700 AGC, Inc. 477,010
73,606 Assa Abloy AB, Class B 2,479,292
33,853 Cie de Saint-Gobain SA 3,085,291
19,400 Daikin Industries, Ltd. 2,724,415
2,501 Geberit AG, Registered Shares 1,632,919
12,068 Kingspan Group plc 1,135,833
112,612 Nibe Industrier AB, Class B 618,185
636 ROCKWOOL A/S, Class B 298,934
10,800 TOTO, Ltd. 401,718
12,853,597
Capital Markets (3.1%):
72,199 3i Group plc 3,195,789
4,936 Amundi SA 368,999
14,490 ASX, Ltd. 639,881
100,600 Daiwa Securities Group, Inc. 715,955
140,805 Deutsche Bank AG, Registered Shares 2,426,841
14,114 Deutsche Boerse AG 3,309,328
27,032 EQT AB 926,541
5,848 Euronext NV 634,714
4,262 Futu Holdings, Ltd. ADR* 407,660
27,012 Hargreaves Lansdown plc 402,763
90,893 Hong Kong Exchanges & Clearing, Ltd. 3,710,007
72,200 Japan Exchange Group, Inc. 937,198
15,228 Julius Baer Group, Ltd. 917,687
35,560 London Stock Exchange Group plc 4,861,251
26,949 Macquarie Group, Ltd. 4,345,083
222,000 Nomura Holdings, Inc. 1,162,690
1,713 Partners Group Holding AG 2,576,807
21,190 SBI Holdings, Inc. 488,355
63,052 Schroders plc 294,898
64,600 Singapore Exchange, Ltd. 574,088
Shares Value
Common Stocks, continued
Capital Markets, continued
45,462 The Moscow Exchange*(a)(b) $ —
245,348 UBS Group AG 7,576,442
40,472,977
Chemicals (3.0%):
43,307 Air Liquide SA 8,363,009
12,784 Akzo Nobel NV 901,583
4,464 Arkema SA 425,646
94,300 Asahi Kasei Corp. 712,335
66,656 BASF SE 3,527,099
17,007 Clariant AG, Registered Shares 257,730
13,631 Covestro AG* 849,099
10,410 Croda International plc 588,376
13,932 DSM-Firmenich AG 1,918,270
512 EMS-Chemie Holding AG 430,232
18,898 Evonik Industries AG 441,775
687 Givaudan SA, Registered Shares 3,768,955
53,836 ICL Group, Ltd. 229,812
97,500 Mitsubishi Chemical Group Corp. 626,363
14,000 Mitsui Chemicals, Inc. 372,278
66,300 Nippon Paint Holdings Co., Ltd. 507,940
12,200 Nippon Sanso Holdings Corp. 445,255
54,000 Nitto Denko Corp. 902,587
26,286 Novonesis (Novozymes) B 1,893,134
8,000 OCI NV 227,610
34,637 Orica, Ltd.* 445,275
1,447 PhosAgro PJSC*(a)(b) —
27 PhosAgro PJSC, GDR*(a) —
134,800 Shin-Etsu Chemical Co., Ltd. 5,638,871
11,392 Sika AG, Registered Shares 3,780,182
5,641 Syensqo SA 499,808
9,819 Symrise AG 1,357,352
104,900 Toray Industries, Inc. 617,647
12,572 Yara International ASA 398,303
40,126,526
Commercial Services & Supplies (0.4%):
102,281 Brambles, Ltd. 1,347,883
29,000 Dai Nippon Printing Co., Ltd. 516,527
185,326 Rentokil Initial plc 909,209
30,800 Secom Co., Ltd. 1,137,720
37,053 Securitas AB, Class B 470,770
18,600 TOPPAN Holdings, Inc. 551,426
4,933,535
Communications Equipment (0.3%):
397,293 Nokia Oyj 1,736,049
211,965 Telefonaktiebolaget LM Ericsson, Class B^ 1,602,747
3,338,796
Construction & Engineering (0.7%):
13,699 ACS Actividades de Construccion y Servicios SA* 632,538
13,304 Bouygues SA 445,560
5,300 Eiffage SA 511,810
38,609 Ferrovial SE* 1,661,710
31,800 Kajima Corp. 595,090
49,300 Obayashi Corp. 624,990
24,861 Skanska AB, Class B 519,119
12,000 Taisei Corp. 525,248

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
37,196 Vinci SA $ 4,351,362
9,867,427
Construction Materials (0.5%):
10,486 Heidelberg Materials AG 1,139,660
38,967 Holcim AG 3,810,563
32,153 James Hardie Industries PLC* 1,286,707
6,236,930
Consumer Finance (0.0%
†
):
— Isracard, Ltd. 2
Consumer Staples Distribution & Retail (1.2%):
48,100 Aeon Co., Ltd. 1,307,187
41,716 Carrefour SA 711,401
98,561 Coles Group, Ltd.* 1,229,498
120,563 Endeavour Group, Ltd. 418,104
118,259 J Sainsbury plc 467,728
21,353 Jeronimo Martins SGPS SA 419,663
19,670 Kesko Oyj, Class B 419,979
11,400 Kobe Bussan Co., Ltd. 358,871
69,835 Koninklijke Ahold Delhaize NV 2,412,618
26,100 MatsukiyoCocokara & Co. 429,049
165,600 Seven & i Holdings Co., Ltd. 2,480,148
516,653 Tesco plc 2,476,530
91,964 Woolworths Group, Ltd. 2,113,780
3,565 X5 Retail Group NV, GDR*(a) —
15,244,556
Containers & Packaging (0.0%
†
):
23,221 SIG Group AG 518,549
Distributors (0.0%
†
):
1,697 D'ieteren Group 358,894
Diversified Consumer Services (0.0%
†
):
44,603 Pearson plc 604,716
Diversified REITs (0.2%):
140,533 GPT Group (The) 483,193
51,805 Land Securities Group plc 451,542
294,602 Mirvac Group 437,263
178,980 Stockland 650,211
2,022,209
Diversified Telecommunication Services (1.7%):
474,615 BT Group plc 940,218
36,320 Cellnex Telecom SA 1,471,381
260,771 Deutsche Telekom AG 7,658,311
10,800 Elisa Oyj 572,532
277,525 HKT Trust & HKT, Ltd. 355,331
23,813 Infrastrutture Wireless Italiane SpA 293,049
303,121 Koninklijke KPN NV 1,237,862
2,253,500 Nippon Telegraph & Telephone Corp. 2,306,544
138,781 Orange SA 1,588,856
554,400 Singapore Telecommunications, Ltd. 1,395,815
142,233 Spark New Zealand, Ltd. 273,739
1,905 Swisscom AG, Registered Shares 1,244,634
761,503 Telecom Italia SpA/Milano* 211,734
299,152 Telefonica SA^ 1,462,482
47,918 Telenor ASA 613,504
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
169,228 Telia Co. AB $ 547,515
305,854 Telstra Group, Ltd. 821,574
22,995,081
Electric Utilities (1.9%):
1,609 Acciona SA 227,965
1,549 BKW AG 280,913
49,000 Chubu Electric Power Co., Inc. 574,407
44,070 CK Infrastructure Holdings, Ltd. 300,112
120,000 CLP Holdings, Ltd. 1,058,254
236,366 EDP - Energias de Portugal SA 1,079,647
1,970 Elia Group SA/NV 225,268
23,395 Endesa SA 511,108
611,310 Enel SpA 4,884,620
33,332 Fortum Oyj^ 549,290
455,710 Iberdrola SA 7,049,624
952,130 Inter Rao Ues PJSC*(a)(b) —
50,900 Kansai Electric Power Co., Inc. (The) 842,180
47,377 Mercury NZ, Ltd. 193,584
131,008 Origin Energy, Ltd. 906,081
14,031 Orsted AS* 933,076
105,500 Power Assets Holdings, Ltd. 675,824
30,305 Redeia Corp. SA 589,399
82,150 SSE plc* 2,070,345
107,724 Terna - Rete Elettrica Nazionale 970,305
119,800 Tokyo Electric Power Co. Holdings, Inc.* 533,199
5,165 Verbund AG 429,064
24,884,265
Electrical Equipment (2.2%):
117,977 ABB, Ltd., Registered Shares 6,839,927
9,900 Fuji Electric Co., Ltd. 598,179
19,823 Legrand SA 2,285,619
142,200 Mitsubishi Electric Corp. 2,291,908
61,400 NIDEC Corp. 1,290,847
19,508 Prysmian SpA 1,418,102
40,788 Schneider Electric SE 10,789,541
46,034 Siemens Energy AG* 1,695,360
75,478 Vestas Wind Systems A/S* 1,666,820
28,876,303
Electronic Equipment, Instruments & Components (1.3%):
28,976 Halma plc 1,011,589
20,400 Hamamatsu Photonics KK 266,809
155,150 Hexagon AB, Class B 1,675,130
8,100 Ibiden Co., Ltd. 250,952
14,480 Keyence Corp. 6,931,601
94,300 Kyocera Corp. 1,094,252
126,200 Murata Manufacturing Co., Ltd. 2,478,811
12,600 Omron Corp. 576,668
18,100 Shimadzu Corp. 603,796
145,500 TDK Corp. 1,857,172
17,300 Yokogawa Electric Corp. 441,689
17,188,469
Energy Equipment & Services (0.0%
†
):
36,619 Tenaris SA 581,173
Entertainment (0.9%):
48,867 Bollore SE 325,953

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Entertainment, continued
26,800 Capcom Co., Ltd. $ 623,280
4,792 CTS Eventim AG & Co. KGaA 497,837
7,200 Konami Group Corp. 730,793
23,700 Nexon Co., Ltd. 470,946
78,000 Nintendo Co., Ltd. 4,159,102
27,668 Sea, Ltd. ADR* 2,608,539
7,600 Toho Co., Ltd. 307,950
63,569 Universal Music Group NV 1,664,280
11,388,680
Financial Services (1.1%):
1,635 Adyen NV* 2,560,321
17,870 Edenred SE 677,804
3,677 Eurazeo SE 302,300
7,258 EXOR NV 777,787
5,927 Groupe Bruxelles Lambert NV 461,617
8,819 Industrivarden AB, Class A 326,170
11,711 Industrivarden AB, Class C 430,926
129,448 Investor AB, Class B 3,988,598
5,444 L E Lundbergforetagen AB, Class B 311,744
166,799 M&G plc 462,725
62,300 Mitsubishi HC Capital, Inc. 439,972
44,818 Nexi SpA* 304,429
85,300 ORIX Corp. 1,980,591
1,204 Sofina SA 339,810
18,781 Washington H Soul Pattinson & Co., Ltd. 452,195
48,802 Wise plc, Class A* 440,103
14,257,092
Food & Staples Retailing (0.0%
†
):
2,004 Magnit PJSC*(a)(b) —
Food Products (2.6%):
35,200 Ajinomoto Co., Inc. 1,360,847
25,088 Associated British Foods plc 782,796
273 Barry Callebaut AG, Registered Shares 505,712
274,400 China Huishan Dairy Holdings Co., Ltd.*(a) —
8 Chocoladefabriken Lindt & Spruengli AG 1,019,914
69 Chocoladefabriken Lindt & Spruengli AG, Class PC 891,006
47,971 Danone SA 3,492,627
10,353 JDE Peet's NV 216,340
11,473 Kerry Group plc, Class A 1,189,241
50,500 Kikkoman Corp. 574,274
32 Lotus Bakeries NV 429,399
16,904 MEIJI Holdings Co., Ltd. 422,691
36,091 Mowi ASA 649,297
195,444 Nestle SA, Registered Shares 19,700,930
15,300 Nissin Foods Holdings Co., Ltd. 426,757
53,120 Orkla ASA 500,876
4,854 Salmar ASA 254,820
568,297 WH Group, Ltd. 449,552
145,100 Wilmar International, Ltd. 377,689
18,600 Yakult Honsha Co., Ltd.^ 429,884
33,674,652
Gas Utilities (0.2%):
101,208 APA Group* 542,540
838,135 Hong Kong & China Gas Co., Ltd. 682,771
27,300 Osaka Gas Co., Ltd. 613,530
153,285 Snam SpA 780,247
Shares Value
Common Stocks, continued
Gas Utilities, continued
26,800 Tokyo Gas Co., Ltd. $ 623,749
3,242,837
Ground Transportation (0.4%):
57,600 Central Japan Railway Co. 1,333,042
66,939 East Japan Railway Co. 1,330,677
148,785 Grab Holdings, Ltd.* 565,383
16,800 Hankyu Hanshin Holdings, Inc. 518,113
10,500 Keisei Electric Railway Co., Ltd.^ 312,956
112,994 MTR Corp., Ltd. 422,022
35,000 Tokyu Corp. 452,267
33,600 West Japan Railway Co. 638,624
5,573,084
Health Care Equipment & Supplies (2.2%):
37,333 Alcon, Inc. 3,733,498
3,108 BioMerieux 372,478
2,828 Carl Zeiss Meditec AG, Class BR 224,018
4,762 Cochlear, Ltd. 930,926
9,320 Coloplast A/S, Class B 1,217,892
7,748 Demant A/S* 302,862
1,912 DiaSorin SpA 223,355
22,135 EssilorLuxottica SA* 5,244,424
43,974 Fisher & Paykel Healthcare Corp., Ltd. 970,626
17,368 Getinge AB, B Shares 375,063
26,100 Hoya Corp. 3,614,475
60,081 Koninklijke Philips NV* 1,968,502
88,200 Olympus Corp. 1,674,174
20,729 Siemens Healthineers AG 1,242,801
65,734 Smith & Nephew plc 1,021,762
3,791 Sonova Holding AG 1,361,943
8,214 Straumann Holding AG, Class R 1,348,565
37,500 Sysmex Corp. 740,110
100,600 Terumo Corp. 1,897,790
28,465,264
Health Care Providers & Services (0.2%):
10,586 Amplifon SpA 304,276
15,701 Fresenius Medical Care AG 667,635
30,926 Fresenius SE & Co. KGaA* 1,177,532
13,523 Ramsay Health Care, Ltd.* 389,766
34,633 Sonic Healthcare, Ltd. 651,563
3,190,772
Health Care Technology (0.1%):
32,200 M3, Inc. 323,548
4,410 Pro Medicus, Ltd. 545,120
868,668
Hotels, Restaurants & Leisure (1.4%):
13,999 Accor SA 608,396
33,938 Amadeus IT Group SA 2,449,258
42,774 Aristocrat Leisure, Ltd. 1,729,469
126,137 Compass Group plc 4,040,715
13,134 Delivery Hero SE* 532,018
48,536 Entain plc 495,534
13,583 Evolution AB 1,335,571
163,000 Galaxy Entertainment Group, Ltd. 808,231
435,557 Genting Singapore, Ltd. 296,904
12,185 InterContinental Hotels Group plc 1,331,415

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
7,421 La Francaise des Jeux SAEM $ 305,387
169,008 Lottery Corp., Ltd. (The) 599,652
5,629 McDonald's Holdings Co. Japan, Ltd. 268,055
82,300 Oriental Land Co., Ltd. 2,123,798
184,732 Sands China, Ltd.* 466,955
6,718 Sodexo SA 550,727
14,032 Whitbread plc 588,868
7,400 Zensho Holdings Co., Ltd. 408,923
18,939,876
Household Durables (1.1%):
102,218 Barratt Developments plc 655,397
7,074 Berkeley Group Holdings plc* 446,906
179,000 Panasonic Holdings Corp. 1,554,879
23,175 Persimmon plc 508,786
1,891 SEB SA 216,180
29,700 Sekisui Chemical Co., Ltd. 462,894
44,100 Sekisui House, Ltd. 1,227,488
465,000 Sony Group Corp. 9,031,910
259,842 Taylor Wimpey plc 571,760
14,676,200
Household Products (0.5%):
45,067 Essity AB, Class B 1,407,069
7,943 Henkel AG & Co. KGaA 675,498
51,982 Reckitt Benckiser Group plc 3,182,672
29,400 Unicharm Corp. 1,060,504
6,325,743
Independent Power and Renewable Electricity Producers
(0.2%):
18,495 ACEN Corp. 1,779
24,545 EDP Renovaveis SA* 429,307
103,728 Meridian Energy, Ltd. 391,309
47,313 RWE AG 1,720,796
2,543,191
Industrial Conglomerates (1.9%):
195,244 CK Hutchison Holdings, Ltd. 1,108,478
7,228 DCC plc 492,571
1,200 Hikari Tsushin, Inc. 267,159
346,700 Hitachi, Ltd. 9,160,319
10,177 Investment AB Latour, Class B 317,763
12,100 Jardine Matheson Holdings, Ltd.* 472,633
111,400 Keppel, Ltd. 574,632
17,272 Lifco AB, Class B 568,960
56,694 Siemens AG, Registered Shares 11,447,882
27,065 Smiths Group plc 607,771
25,018,168
Industrial REITs (0.4%):
269,183 CapitaLand Ascendas REIT 598,171
126,865 Goodman Group 3,256,826
184 Nippon Prologis REIT, Inc. 315,287
94,293 Segro plc* 1,103,438
12,391 Warehouses De Pauw CVA* 330,323
5,604,045
Insurance (5.5%):
20,230 Admiral Group plc 754,400
Shares Value
Common Stocks, continued
Insurance, continued
97,985 Aegon, Ltd. $ 629,530
12,390 Ageas SA/NV 660,788
827,600 AIA Group, Ltd. 7,318,537
29,277 Allianz SE, Registered Shares 9,605,347
11,494 ASR Nederland NV 563,547
202,847 Aviva plc 1,314,413
135,483 AXA SA 5,213,579
3,148 Baloise Holding AG, Registered Shares 642,181
67,400 Dai-ichi Life Holdings, Inc. 1,736,415
76,190 Generali 2,202,238
15,186 Gjensidige Forsikring ASA 284,218
4,445 Hannover Rueck SE 1,266,839
2,587 Helvetia Holding AG, Registered Shares 447,056
174,467 Insurance Australia Group, Ltd. 889,442
143,500 Japan Post Holdings Co., Ltd. 1,369,606
15,600 Japan Post Insurance Co., Ltd. 283,752
441,599 Legal & General Group plc 1,335,449
207,807 Medibank Pvt, Ltd. 525,614
96,033 MS&AD Insurance Group Holdings, Inc. 2,240,714
9,978 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 5,489,428
20,038 NN Group NV 999,236
56,342 Phoenix Group Holdings plc 422,342
33,256 Poste Italiane SpA 466,626
206,718 Prudential plc 1,928,021
109,711 QBE Insurance Group, Ltd.* 1,253,441
37,442 Sampo Oyj, A Shares 1,748,202
70,875 Sompo Holdings, Inc. 1,588,183
93,026 Suncorp Group, Ltd. 1,166,937
2,206 Swiss Life Holding AG 1,843,410
22,404 Swiss Re AG 3,095,222
36,036 T&D Holdings, Inc. 629,460
5,045 Talanx AG 424,652
140,700 Tokio Marine Holdings, Inc. 5,162,076
24,789 Tryg A/S 587,948
10,983 Zurich Insurance Group AG 6,626,437
72,715,286
Interactive Media & Services (0.3%):
66,036 Auto Trader Group plc 766,449
27,637 CAR Group, Ltd.* 718,085
203,800 LY Corp. 595,003
9,068 Nebius Group NV, Class A*(a) —
3,995 REA Group, Ltd. 557,553
5,301 Scout24 SE 455,896
24,891 SEEK, Ltd. 429,290
3,760 VK IPJSC, GDR*(a) —
3,522,276
Internet & Direct Marketing Retail (0.0%
†
):
321 Ozon Holdings plc, ADR*(a)(b) —
IT Services (0.9%):
5,725 Bechtle AG 255,727
11,443 Capgemini SE 2,478,426
123,600 Fujitsu, Ltd. 2,535,904
18,200 NEC Corp. 1,753,033
28,038 Nomura Research Institute, Ltd. 1,036,834
48,200 NTT Data Group Corp. 867,318
24,000 Obic Co., Ltd. 844,290

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
IT Services, continued
17,400 Otsuka Corp. $ 429,238
10,400 SCSK Corp. 214,857
15,700 TIS, Inc. 399,906
3,994 Wix.com, Ltd.* 667,677
11,483,210
Leisure Products (0.2%):
43,600 Bandai Namco Holdings, Inc. 996,855
5,900 Shimano, Inc. 1,118,678
2,115,533
Life Sciences Tools & Services (0.4%):
2,520 Bachem Holding AG 212,436
10,204 Eurofins Scientific SE 646,643
5,344 Lonza Group AG, Registered Shares 3,381,314
16,643 QIAGEN NV* 748,349
2,264 Sartorius Stedim Biotech 473,790
5,462,532
Machinery (3.1%):
20,947 Alfa Laval AB 1,006,248
27,043 Alstom SA* 561,999
201,146 Atlas Copco AB, Class A 3,893,126
117,058 Atlas Copco AB, Class B 2,004,417
24,400 Daifuku Co., Ltd. 471,570
36,834 Daimler Truck Holding AG 1,377,163
51,105 Epiroc AB, Class A 1,105,165
29,884 Epiroc AB, Class B 566,527
69,400 FANUC Corp. 2,028,541
11,114 GEA Group AG 543,438
7,700 Hitachi Construction Machinery Co., Ltd.^ 186,697
7,500 Hoshizaki Corp. 261,300
25,721 Husqvarna AB, B Shares 180,460
20,933 Indutrade AB 651,359
5,039 Knorr-Bremse AG 447,915
69,500 Komatsu, Ltd. 1,928,063
25,245 Kone Oyj, Class B 1,509,994
73,000 Kubota Corp. 1,036,372
18,100 Makita Corp. 612,617
44,446 Metso Oyj 476,156
27,100 MINEBEA MITSUMI, Inc. 534,728
240,900 Mitsubishi Heavy Industries, Ltd. 3,580,338
355 Rational AG 361,777
79,688 Sandvik AB 1,781,388
3,157 Schindler Holding AG, Class PC 925,761
1,651 Schindler Holding AG, Registered Shares 469,959
25,498 SKF AB, B Shares 507,452
4,200 SMC Corp. 1,869,100
5,507 Spirax Group plc 554,829
105,000 Techtronic Industries Co., Ltd. 1,591,707
10,500 Toyota Industries Corp. 810,634
16,532 Trelleborg AB, Class B 635,548
1,964 VAT Group AG 1,001,496
15,166 Volvo AB, Class A 404,908
116,934 Volvo AB, Class B 3,092,638
39,038 Wartsila OYJ Abp 875,008
18,000 Yaskawa Electric Corp. 629,993
40,476,391
Shares Value
Common Stocks, continued
Marine Transportation (0.4%):
228 AP Moller - Maersk A/S, Class A $ 369,602
344 AP Moller - Maersk A/S, Class B 578,795
29,100 Kawasaki Kisen Kaisha, Ltd.^ 451,421
3,709 Kuehne + Nagel International AG, Class R 1,012,168
24,900 Mitsui OSK Lines, Ltd.^ 857,822
34,300 Nippon Yusen KK^ 1,251,451
104,000 SITC International Holdings Co., Ltd. 277,475
4,798,734
Media (0.4%):
14,477 Dentsu Group, Inc. 445,608
102,797 Informa plc 1,129,023
17,179 Publicis Groupe SA 1,879,681
55,361 Vivendi SE 640,421
80,086 WPP plc 818,300
4,913,033
Metals & Mining (3.0%):
77,337 Alrosa PAO*(a)(b) —
94,306 Anglo American plc 3,064,475
29,973 Antofagasta plc 809,241
35,838 ArcelorMittal SA 940,411
378,320 BHP Group, Ltd. 11,760,526
30,458 BlueScope Steel, Ltd. 465,753
20,386 Boliden AB 691,900
14,787 Endeavour Mining plc 349,700
127,306 Fortescue, Ltd. 1,794,916
769,036 Glencore plc 4,403,085
44,600 JFE Holdings, Inc. 597,087
12,868 Mineral Resources, Ltd.* 460,163
185,700 MMC Norilsk Nickel PJSC*(a)(b) —
63,448 Nippon Steel Corp.^ 1,416,841
100,511 Norsk Hydro ASA 653,462
89,399 Northern Star Resources, Ltd.* 978,032
42,350 Novolipetsk Steel PJSC*(a)(b) —
221,707 Pilbara Minerals, Ltd.*^ 498,276
1,026 Polyus PJSC*(a)(b) —
84,598 Rio Tinto plc 5,994,418
28,040 Rio Tinto, Ltd. 2,496,055
6,613 Severstal*(a)(b) —
343,666 South32, Ltd. 898,949
18,300 Sumitomo Metal Mining Co., Ltd. 549,178
84,297 United Co. RUSAL International PJSC*(a)(b) —
6,766 voestalpine AG 176,204
38,998,672
Multi-Utilities (0.9%):
390,821 Centrica plc 609,825
169,410 E.ON SE 2,518,779
134,104 Engie SA 2,316,313
356,620 National Grid plc* 4,915,301
70,800 Sembcorp Industries, Ltd. 304,470
51,537 Veolia Environnement SA 1,695,397
12,360,085
Office REITs (0.1%):
3,599 Covivio SA* 218,680
78,455 Dexus 410,716
3,301 Gecina SA 380,243
100 Japan Real Estate Investment Corp.^ 397,596

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Office REITs, continued
555 Nippon Building Fund, Inc. $ 509,475
1,916,710
Oil, Gas & Consumable Fuels (3.5%):
21,900 Aker BP ASA 471,202
18,095 Ampol, Ltd. 382,617
1,233,058 BP plc 6,502,895
213,020 ENEOS Holdings, Inc. 1,159,916
173,286 Eni SpA 2,651,057
62,500 Equinor ASA 1,584,545
34,738 Galp Energia SGPS SA 652,167
354,974 Gazprom PJSC*(a)(b) —
66,735 Idemitsu Kosan Co., Ltd. 479,203
68,500 Inpex Corp. 929,305
12,219 LUKOIL PJSC*(a)(b) —
33,389 Neste Oyj^ 648,791
27,220 Novatek PJSC*(a)(b) —
11,220 OMV AG 479,803
90,065 Repsol SA 1,191,727
34,912 Rosneft Oil Co. PJSC*(a)(b) —
242,837 Santos, Ltd. 1,183,304
470,066 Shell plc* 15,317,971
171,452 Surgutneftegas PJSC*(a)(b) —
199,091 Surgutneftegas Prefernce*(a)(b) —
43,241 Tatneft PJSC*(a)(b) —
160,973 TotalEnergies SE 10,432,137
140,247 Woodside Energy Group, Ltd. 2,430,105
46,496,745
Paper & Forest Products (0.3%):
5,857 Holmen AB, B Shares 253,629
33,304 Mondi plc 634,009
42,243 Stora Enso Oyj, Class R 541,072
46,553 Svenska Cellulosa AB SCA, Class B 678,522
39,461 UPM-Kymmene Oyj 1,322,348
3,429,580
Passenger Airlines (0.1%):
12,100 ANA Holdings, Inc.^ 258,922
43,566 Deutsche Lufthansa AG, Registered Shares^ 319,027
12,470 Japan Airlines Co., Ltd.^ 219,016
54,260 Qantas Airways, Ltd.* 278,660
105,850 Singapore Airlines, Ltd. 558,913
1,634,538
Personal Care Products (2.0%):
7,372 Beiersdorf AG 1,109,281
550,640 Haleon plc 2,879,160
34,600 Kao Corp. 1,714,779
17,960 L'Oreal SA 8,050,472
29,300 Shiseido Co., Ltd. 794,252
186,108 Unilever PLC 12,050,483
26,598,427
Pharmaceuticals (9.4%):
135,200 Astellas Pharma, Inc. 1,552,043
115,645 AstraZeneca plc 18,010,081
74,167 Bayer AG, Registered Shares 2,504,526
1 Celltrion Pharm, Inc.* 53
50,000 Chugai Pharmaceutical Co., Ltd. 2,418,366
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
138,500 Daiichi Sankyo Co., Ltd. $ 4,553,826
19,200 Eisai Co., Ltd. 714,487
3,586 Galderma Group AG* 333,222
308,942 GSK plc 6,282,679
12,542 Hikma Pharmaceuticals plc 320,338
2,549 Ipsen SA 313,595
2,373 Kangmei Pharmaceutical Co.*(a) —
19,400 Kyowa Kirin Co., Ltd. 341,809
9,680 Merck KGaA 1,704,158
147,026 Novartis AG, Registered Shares 16,928,012
240,248 Novo Nordisk A/S, Class B 28,611,601
26,500 Ono Pharmaceutical Co., Ltd. 353,009
7,694 Orion Oyj, Class B 421,411
31,200 Otsuka Holdings Co., Ltd. 1,759,726
7,789 Recordati Industria Chimica e Farmaceutica SpA 440,736
52,409 Roche Holding AG 16,779,864
2,341 Roche Holding AG, Class BR 800,759
30,490 Sandoz Group AG 1,271,572
85,020 Sanofi SA 9,794,223
57,300 Shionogi & Co., Ltd. 820,779
117,973 Takeda Pharmaceutical Co., Ltd.^ 3,374,240
83,581 Teva Pharmaceutical Industries, Ltd. ADR* 1,506,130
9,442 UCB SA 1,702,396
123,613,641
Professional Services (1.9%):
12,350 Adecco Group AG 420,349
24,631 Bureau Veritas SA 817,360
38,396 Computershare, Ltd. 670,119
68,401 Experian plc 3,602,833
12,516 Intertek Group plc 865,024
8,049 Randstad NV^ 400,043
110,500 Recruit Holdings Co., Ltd. 6,731,169
139,022 RELX plc 6,566,976
11,238 SGS SA, Registered Shares* 1,254,299
4,338 Teleperformance SE 449,892
18,484 Wolters Kluwer NV 3,115,194
24,893,258
Real Estate Management & Development (1.1%):
2,743 Azrieli Group, Ltd. 191,471
169,300 CapitaLand Investment, Ltd. 411,793
60,000 China Evergrande Group* 1,258
149,244 CK Asset Holdings, Ltd. 648,554
4,100 Daito Trust Construction Co., Ltd. 498,132
41,700 Daiwa House Industry Co., Ltd. 1,310,914
47,911 Fastighets AB Balder, B Shares* 421,099
109,956 Henderson Land Development Co., Ltd. 345,273
78,000 Hongkong Land Holdings, Ltd. 286,230
29,800 Hulic Co., Ltd. 302,478
5,313 LEG Immobilien SE* 554,010
83,300 Mitsubishi Estate Co., Ltd. 1,315,227
201,000 Mitsui Fudosan Co., Ltd. 1,883,030
9,400 Nomura Real Estate Holdings, Inc. 251,722
16,567 Sagax AB, Class B 472,368
306,601 Sino Land Co., Ltd.* 336,411
22,400 Sumitomo Realty & Development Co., Ltd. 752,971
106,000 Sun Hung Kai Properties, Ltd. 1,151,161
33,964 Swire Pacific, Ltd., Class A 291,103
5,841 Swiss Prime Site AG, Registered Shares 654,911

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
54,766 Vonovia SE* $ 1,995,681
81,931 Wharf Holdings, Ltd. (The) 233,950
127,300 Wharf Real Estate Investment Co., Ltd. 450,404
14,760,151
Retail REITs (0.3%):
427,376 CapitaLand Integrated Commercial Trust 706,104
15,395 Klepierre SA 504,744
194,520 Link REIT* 972,307
394,258 Scentre Group 997,920
8,724 Unibail-Rodamco-Westfield 763,731
293,814 Vicinity, Ltd. 450,218
4,395,024
Semiconductors & Semiconductor Equipment (3.6%):
57,700 Advantest Corp. 2,741,998
3,412 ASM International NV 2,248,204
29,808 ASML Holding NV 24,846,153
5,617 BE Semiconductor Industries NV 713,285
6,800 Disco Corp. 1,798,508
97,566 Infineon Technologies AG 3,414,280
10,600 Kokusai Electric Corp. 236,953
6,200 Lasertec Corp. 1,027,216
122,800 Renesas Electronics Corp. 1,792,106
27,700 Rohm Co., Ltd.^ 311,011
6,100 SCREEN Holdings Co., Ltd. 428,465
51,444 STMicroelectronics NV 1,532,524
28,500 SUMCO Corp. 308,010
33,400 Tokyo Electron, Ltd. 5,931,511
47,330,224
Software (2.2%):
6,828 Check Point Software Technologies, Ltd.* 1,316,507
3,144 CyberArk Software, Ltd.* 916,822
50,120 Dassault Systemes SE 1,988,733
2,818 Monday.com, Ltd.* 782,756
4,385 Nemetschek SE 453,904
4,819 Nice, Ltd.* 838,241
2,800 Oracle Corp. 287,928
75,158 Sage Group PLC (The) 1,031,145
77,896 SAP SE 17,692,624
4,270 Temenos AG, Registered Shares 299,049
9,900 Trend Micro, Inc. 586,935
12,157 WiseTech Global, Ltd.* 1,158,184
11,170 Xero, Ltd.* 1,158,623
28,511,451
Specialty Retail (1.0%):
6,279 Avolta AG 266,234
14,100 Fast Retailing Co., Ltd. 4,671,900
43,866 H & M Hennes & Mauritz AB, Class B^ 747,068
81,931 Industria de Diseno Textil SA 4,848,599
187,657 JD Sports Fashion plc 387,832
146,299 Kingfisher plc 631,156
6,200 Nitori Holdings Co., Ltd. 940,370
15,862 Zalando SE* 523,303
10,300 ZOZO, Inc.^ 374,381
13,390,843
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (0.5%):
17,600 Brother Industries, Ltd. $ 342,044
70,400 Canon, Inc. 2,312,392
84,100 FUJIFILM Holdings Corp. 2,169,500
11,673 Logitech International SA, Class R 1,044,718
38,500 Ricoh Co., Ltd. 414,921
19,900 Seiko Epson Corp. 367,081
6,650,656
Textiles, Apparel & Luxury Goods (2.8%):
12,036 adidas AG 3,185,531
49,900 Asics Corp. 1,045,584
40,329 Cie Financiere Richemont SA, Registered Shares 6,394,985
2,316 FF Group*(a) —
2,350 Hermes International SCA 5,781,454
5,587 Kering SA 1,600,015
20,520 LVMH Moet Hennessy Louis Vuitton SE 15,757,585
16,882 Moncler SpA 1,071,763
6,154 Pandora A/S 1,014,133
8,021 Puma SE 334,726
3,854 Swatch Group AG (The) 165,427
2,177 Swatch Group AG (The), Class BR 467,241
36,818,444
Tobacco (0.7%):
148,372 British American Tobacco plc 5,409,660
60,088 Imperial Brands plc 1,747,418
90,700 Japan Tobacco, Inc. 2,649,916
9,806,994
Trading Companies & Distributors (2.1%):
19,589 AddTech AB, B Shares 587,524
14,471 AerCap Holdings NV 1,370,693
32,125 Ashtead Group plc 2,493,118
27,309 Beijer Ref AB 450,923
10,002 Brenntag SE 745,592
24,658 Bunzl plc 1,166,358
4,318 IMCD NV 750,615
88,100 ITOCHU Corp. 4,733,338
107,800 Marubeni Corp. 1,768,678
248,900 Mitsubishi Corp. 5,144,207
192,200 Mitsui & Co., Ltd. 4,280,552
18,500 MonotaRO Co., Ltd. 307,925
15,587 Reece, Ltd. 307,816
16,836 Rexel SA 487,660
15,300 Seven Group Holdings, Ltd. 454,621
78,000 Sumitomo Corp. 1,744,288
49,500 Toyota Tsusho Corp. 895,355
27,689,263
Transportation Infrastructure (0.3%):
5,485 Aena SME SA 1,206,829
2,687 Aeroports de Paris SA 345,409
92,964 Auckland International Airport, Ltd. 440,493
23,113 Getlink SE 412,236
231,663 Transurban Group* 2,101,742
4,506,709
Water Utilities (0.1%):
19,154 Severn Trent plc 676,663

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024
Shares Value
Common Stocks, continued
Water Utilities, continued
51,908 United Utilities Group plc $ 726,393
1,403,056
Wireless Telecommunication Services (1.0%):
113,600 KDDI Corp. 3,636,582
29,884 Mobile TeleSystems PJSC*(a)(b) —
2,130,000 SoftBank Corp.^ 2,781,602
77,300 SoftBank Group Corp. 4,563,933
39,884 Tele2 AB, B Shares 451,398
1,719,290 Vodafone Group plc 1,725,379
13,158,894
Total Common Stocks (Cost $743,896,666) 1,302,482,140
Preferred Stocks (0.4%):
Automobiles (0.3%):
4,531 Bayerische Motoren Werke AG, 8.10%, 5/15/20 374,626
8,831 Dr. Ing hc F Porsche AG, 3.23% 702,739
11,435 Porsche Automobil Holding SE, 6.23%, 5/20/20 522,974
15,385 Volkswagen AG, 9.53%, 5/8/20 1,627,618
3,227,957
Household Products (0.1%):
12,636 Henkel AG & Co. KGaA, 2.19%, 4/21/20 1,187,154
Life Sciences Tools & Services (0.0%
†
):
1,990 Sartorius AG, 0.29% 557,670
Total Preferred Stocks (Cost $4,625,631) 4,972,781
Affiliated Investment Company (1.4%):
Money Market (1.4%):
17,962,007 BlackRock Liquidity FedFund, Institutional Class ,
5.03%
+
(c)(d) 17,962,007
Total Affiliated Investment Company (Cost $17,962,007) 17,962,007
Total Investment Securities
(Cost $766,484,304) — 100.6% 1,325,416,928
Net other assets (liabilities) — (0.6)% (7,603,679)
Net Assets — 100.0% $ 1,317,813,249
ADR—American Depository Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $16,996,932.
+ Affiliated Securities
† Represents less than 0.05%.
* Non-income producing security.
(a) Security was valued using significant unobservable inputs as of September 30, 2024.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”).See Note 1 in notes to the schedules of portfolio investments."
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(d) The rate represents the effective yield at September 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2024:
(Unaudited)
Country Percentage
Australia 7.4%
Austria 0.2%
Belgium 0.8%
Chile 0.1%
China —%
†
Cyprus —%
†
Denmark 3.3%
Finland 1.0%
France 10.9%
Germany 8.8%
Greece —%
†
Hong Kong 2.1%
Ireland 0.8%
Israel 0.8%
Italy 2.5%
Japan 22.1%
Jordan —%
†
Luxembourg 0.2%
Macau —%
†
Netherlands 5.0%
New Zealand 0.3%
Norway 0.6%
Philippines —%
†
Poland —%
†
Portugal 0.2%
Republic of Korea (South) —%
†
Russia —%
†
Russian Federation —%
†
Singapore 1.4%
Spain 2.7%
Sweden 3.3%
Switzerland 10.4%
Turkey —%
†
United Kingdom 13.7%
United States 1.4%
100.0%
† Represents less than 0.05%.
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar) 12/19/24 10 $ 1,435,276 $ 17,853
DJ EURO STOXX 50 December Futures (Euro) 12/20/24 47 2,631,251 83,311
FTSE 100 Index December Futures (British Pounds) 12/20/24 16 1,772,680 (7,695)
SGX NIKKEI 225 Index December Futures (Japanese Yen) 12/12/24 15 1,974,810 62,200
$ 155,669

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.7%):
Aerospace & Defense (1.3%):
16,487 BWX Technologies, Inc. $ 1,792,137
6,933 Curtiss-Wright Corp. 2,278,808
14,642 Hexcel Corp. 905,315
10,805 Woodward, Inc. 1,853,165
6,829,425
Air Freight & Logistics (0.2%):
21,514 GXO Logistics, Inc.* 1,120,234
Automobile Components (0.9%):
13,447 Autoliv, Inc. 1,255,546
42,070 Gentex Corp. 1,249,058
52,572 Goodyear Tire & Rubber Co. (The)* 465,262
9,912 Lear Corp. 1,081,895
5,107 Visteon Corp.* 486,391
4,538,152
Automobiles (0.4%):
21,286 Harley-Davidson, Inc. 820,150
9,564 Thor Industries, Inc. 1,050,988
1,871,138
Banks (5.7%):
26,533 Associated Banc-Corp. 571,521
18,795 Bank OZK 807,997
33,472 Cadence Bank 1,066,083
39,033 Columbia Banking System, Inc. 1,019,152
20,851 Commerce Bancshares, Inc. 1,238,549
11,415 Cullen/Frost Bankers, Inc.^ 1,276,882
25,121 East West Bancorp, Inc. 2,078,512
23,788 First Financial Bankshares, Inc. 880,394
97,533 First Horizon Corp. 1,514,687
66,747 FNB Corp. 941,800
20,573 Glacier Bancorp, Inc. 940,186
15,750 Hancock Whitney Corp. 805,927
34,412 Home BancShares, Inc. 932,221
9,364 International Bancshares Corp. 559,874
52,559 New York Community Bancorp, Inc. 590,238
58,492 Old National Bancorp 1,091,461
13,869 Pinnacle Financial Partners, Inc. 1,358,746
16,905 Prosperity Bancshares, Inc. 1,218,343
13,667 SouthState Corp. 1,328,159
26,212 Synovus Financial Corp. 1,165,648
8,189 Texas Capital Bancshares, Inc.* 585,186
8,050 UMB Financial Corp. 846,135
24,401 United Bankshares, Inc. 905,277
80,508 Valley National Bancorp 729,402
31,235 Webster Financial Corp. 1,455,863
18,816 Western Alliance Bancorp 1,627,396
11,871 Wintrust Financial Corp. 1,288,360
26,571 Zions Bancorp NA 1,254,683
30,078,682
Beverages (0.5%):
1,585 Boston Beer Co., Inc. (The), Class A* 458,287
28,015 Celsius Holdings, Inc.* 878,550
1,023 Coca-Cola Consolidated, Inc. 1,346,677
2,683,514
Shares Value
Common Stocks, continued
Biotechnology (2.8%):
22,754 Arrowhead Pharmaceuticals, Inc.* $ 440,745
34,276 BioMarin Pharmaceutical, Inc.* 2,409,260
20,998 Cytokinetics, Inc.* 1,108,694
53,489 Exelixis, Inc.* 1,388,040
22,882 Halozyme Therapeutics, Inc.* 1,309,766
18,207 Neurocrine Biosciences, Inc.* 2,097,810
74,585 Roivant Sciences, Ltd.* 860,711
17,325 Sarepta Therapeutics, Inc.* 2,163,719
8,022 United Therapeutics Corp.* 2,874,684
14,653,429
Broadline Retail (0.4%):
50,687 Macy's, Inc. 795,279
17,607 Nordstrom, Inc. 395,981
11,010 Ollie's Bargain Outlet Holdings, Inc.* 1,070,172
2,261,432
Building Products (3.7%):
12,178 AAON, Inc. 1,313,276
12,614 Advanced Drainage Systems, Inc. 1,982,416
8,346 Carlisle Cos., Inc. 3,753,613
22,316 Fortune Brands Innovations, Inc. 1,997,951
5,815 Lennox International, Inc. 3,513,946
15,838 Owens Corning 2,795,724
7,600 Simpson Manufacturing Co., Inc. 1,453,652
19,558 Trex Co., Inc.* 1,302,172
11,113 UFP Industries, Inc. 1,458,137
19,570,887
Capital Markets (3.4%):
5,567 Affiliated Managers Group, Inc. 989,813
38,492 Carlyle Group, Inc. (The) 1,657,466
6,622 Evercore, Inc. 1,677,617
14,495 Federated Hermes, Inc. 532,981
6,718 Hamilton Lane, Inc., Class A 1,131,244
9,806 Houlihan Lokey, Inc. 1,549,544
19,689 Interactive Brokers Group, Inc. 2,743,859
23,942 Janus Henderson Group plc 911,472
30,082 Jefferies Financial Group, Inc. 1,851,547
4,772 Morningstar, Inc. 1,522,841
18,075 SEI Investments Co. 1,250,609
19,500 Stifel Financial Corp. 1,831,050
17,650,043
Chemicals (2.2%):
192,002 Arcadium Lithium plc* 547,206
8,738 Ashland, Inc. 759,944
16,637 Avient Corp. 837,174
39,703 Axalta Coating Systems, Ltd.* 1,436,852
9,967 Cabot Corp. 1,114,012
27,711 Chemours Co. (The) 563,087
1,268 NewMarket Corp. 699,796
21,402 Olin Corp. 1,026,868
23,220 RPM International, Inc. 2,809,620
7,539 Scotts Miracle-Gro Co. (The) 653,631
5,896 Westlake Corp. 886,110
11,334,300

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Commercial Services & Supplies (2.0%):
8,155 Brink's Co. (The) $ 943,044
9,187 Clean Harbors, Inc.* 2,220,590
6,768 MSA Safety, Inc. 1,200,237
32,650 RB Global, Inc. 2,627,998
16,655 Stericycle, Inc.* 1,015,955
48,486 Tetra Tech, Inc. 2,286,600
10,294,424
Communications Equipment (0.5%):
25,850 Ciena Corp.* 1,592,101
12,213 Lumentum Holdings, Inc.* 774,060
2,366,161
Construction & Engineering (2.6%):
24,152 AECOM 2,494,177
6,438 Comfort Systems USA, Inc. 2,513,073
8,436 EMCOR Group, Inc. 3,631,951
31,483 Fluor Corp.* 1,502,054
11,136 MasTec, Inc.* 1,370,842
38,087 MDU Resources Group, Inc. 1,043,965
3,740 Valmont Industries, Inc. 1,084,413
13,640,475
Construction Materials (0.5%):
6,097 Eagle Materials, Inc. 1,753,802
10,307 Knife River Corp.* 921,343
2,675,145
Consumer Finance (0.7%):
49,858 Ally Financial, Inc. 1,774,446
6,836 FirstCash Holdings, Inc. 784,773
40,887 SLM Corp. 935,086
3,494,305
Consumer Staples Distribution & Retail (1.8%):
6,716 Casey's General Stores, Inc. 2,523,268
28,169 Performance Food Group Co.* 2,207,605
18,100 Sprouts Farmers Market, Inc.* 1,998,421
43,051 US Foods Holding Corp.* 2,647,636
9,376,930
Containers & Packaging (1.7%):
11,835 AptarGroup, Inc. 1,895,849
20,463 Berry Global Group, Inc. 1,391,075
21,385 Crown Holdings, Inc. 2,050,394
54,626 Graphic Packaging Holding Co. 1,616,383
4,743 Greif, Inc., Class A 297,196
14,914 Silgan Holdings, Inc. 782,985
17,567 Sonoco Products Co. 959,685
8,993,567
Diversified Consumer Services (1.3%):
6,777 Duolingo, Inc.* 1,911,249
636 Graham Holdings Co., Class B 522,614
5,203 Grand Canyon Education, Inc.* 738,045
25,107 H&R Block, Inc. 1,595,550
26,191 Service Corp. International 2,067,256
6,834,714
Shares Value
Common Stocks, continued
Diversified REITs (0.5%):
39,353 WP Carey, Inc. $ 2,451,692
Diversified Telecommunication Services (0.4%):
39,951 Frontier Communications Parent, Inc.* 1,419,459
21,582 Iridium Communications, Inc. 657,172
2,076,631
Electric Utilities (0.9%):
10,129 ALLETE, Inc. 650,181
9,099 IDACORP, Inc. 938,016
36,848 OGE Energy Corp. 1,511,505
18,206 Portland General Electric Co. 872,067
16,151 TXNM Energy, Inc. 706,929
4,678,698
Electrical Equipment (1.6%):
5,540 Acuity Brands, Inc. 1,525,661
7,410 EnerSys 756,190
25,559 NEXTracker, Inc., Class A* 957,951
30,192 nVent Electric plc 2,121,290
12,028 Regal Rexnord Corp. 1,995,205
27,895 Sensata Technologies Holding plc 1,000,315
8,356,612
Electronic Equipment, Instruments & Components (2.7%):
9,533 Arrow Electronics, Inc.* 1,266,268
15,893 Avnet, Inc. 863,149
7,496 Belden, Inc. 878,006
31,002 Cognex Corp. 1,255,581
27,461 Coherent Corp.* 2,441,558
8,760 Crane NXT Co. 491,436
6,364 Fabrinet* 1,504,704
4,891 IPG Photonics Corp.* 363,499
4,593 Littelfuse, Inc. 1,218,293
6,563 Novanta, Inc.* 1,174,252
13,676 TD SYNNEX Corp. 1,642,214
21,139 Vishay Intertechnology, Inc. 399,739
27,696 Vontier Corp. 934,463
14,433,162
Energy Equipment & Services (0.8%):
35,343 ChampionX Corp. 1,065,592
71,899 NOV, Inc. 1,148,227
11,499 Valaris, Ltd.* 641,069
13,347 Weatherford International plc 1,133,427
3,988,315
Entertainment (0.4%):
11,844 TKO Group Holdings, Inc.* 1,465,221
22,799 Warner Music Group Corp., Class A 713,609
2,178,830
Financial Services (1.7%):
45,498 Equitable Holdings, Inc. 1,912,281
18,875 Essent Group, Ltd. 1,213,474
7,690 Euronet Worldwide, Inc.* 763,079
46,904 MGIC Investment Corp. 1,200,742
17,839 Voya Financial, Inc. 1,413,206
62,635 Western Union Co. (The) 747,235

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
7,449 WEX, Inc.* $ 1,562,279
8,812,296
Food Products (1.0%):
29,165 Darling Ingredients, Inc.* 1,083,771
35,218 Flowers Foods, Inc. 812,479
11,793 Ingredion, Inc. 1,620,712
3,538 Lancaster Colony Corp. 624,705
7,136 Pilgrim's Pride Corp.* 328,613
8,494 Post Holdings, Inc.* 983,181
5,453,461
Gas Utilities (1.0%):
16,459 National Fuel Gas Co. 997,580
17,710 New Jersey Resources Corp. 835,912
10,121 ONE Gas, Inc. 753,205
11,001 Southwest Gas Holdings, Inc. 811,434
10,286 Spire, Inc. 692,145
38,832 UGI Corp. 971,576
5,061,852
Ground Transportation (1.6%):
3,137 Avis Budget Group, Inc. 274,770
28,980 Knight-Swift Transportation Holdings, Inc. 1,563,471
6,328 Landstar System, Inc. 1,195,169
7,849 Ryder System, Inc. 1,144,384
4,799 Saia, Inc.* 2,098,411
20,993 XPO, Inc.* 2,256,958
8,533,163
Health Care Equipment & Supplies (1.7%):
36,969 DENTSPLY SIRONA, Inc. 1,000,381
9,395 Enovis Corp.* 404,455
31,752 Envista Holdings Corp.* 627,419
20,677 Globus Medical, Inc.* 1,479,233
9,328 Haemonetics Corp.* 749,785
12,551 Lantheus Holdings, Inc.* 1,377,472
9,968 LivaNova plc* 523,719
8,006 Masimo Corp.* 1,067,440
36,161 Neogen Corp.* 607,866
7,042 Penumbra, Inc.* 1,368,331
9,206,101
Health Care Providers & Services (2.3%):
17,052 Acadia Healthcare Co., Inc.* 1,081,267
5,731 Amedisys, Inc.* 553,099
2,693 Chemed Corp. 1,618,412
17,966 Encompass Health Corp. 1,736,234
10,193 Ensign Group, Inc. (The) 1,465,957
15,905 HealthEquity, Inc.* 1,301,824
32,059 Option Care Health, Inc.* 1,003,447
28,611 R1 RCM, Inc.* 405,418
17,349 Tenet Healthcare Corp.* 2,883,404
12,049,062
Health Care REITs (0.7%):
66,679 Healthcare Realty Trust, Inc. 1,210,224
45,244 Omega Healthcare Investors, Inc. 1,841,431
Shares Value
Common Stocks, continued
Health Care REITs, continued
41,854 Sabra Health Care REIT, Inc. $ 778,903
3,830,558
Health Care Technology (0.2%):
22,496 Doximity, Inc., Class A* 980,151
Hotel & Resort REITs (0.1%):
37,902 Park Hotels & Resorts, Inc. 534,418
Hotels, Restaurants & Leisure (3.3%):
47,618 Aramark 1,844,245
12,447 Boyd Gaming Corp. 804,699
4,124 Choice Hotels International, Inc.^ 537,357
12,973 Churchill Downs, Inc. 1,754,079
11,888 Hilton Grand Vacations, Inc.* 431,772
8,249 Hyatt Hotels Corp., Class A 1,255,498
16,085 Light & Wonder, Inc.* 1,459,392
5,769 Marriott Vacations Worldwide Corp. 423,906
15,290 Planet Fitness, Inc., Class A* 1,241,854
12,311 Texas Roadhouse, Inc. 2,174,123
12,591 Travel + Leisure Co. 580,193
6,794 Vail Resorts, Inc. 1,184,126
30,109 Wendy's Co. (The) 527,510
5,331 Wingstop, Inc. 2,218,123
14,158 Wyndham Hotels & Resorts, Inc. 1,106,306
17,543,183
Household Durables (1.9%):
12,911 KB Home 1,106,343
18,708 Taylor Morrison Home Corp.* 1,314,424
31,526 Tempur Sealy International, Inc. 1,721,320
18,438 Toll Brothers, Inc. 2,848,487
5,431 TopBuild Corp.* 2,209,385
9,888 Whirlpool Corp. 1,058,016
10,257,975
Household Products (0.4%):
23,848 BJ's Wholesale Club Holdings, Inc.* 1,966,983
Independent Power and Renewable Electricity Producers
(0.1%):
9,732 Ormat Technologies, Inc. 748,780
Industrial REITs (1.2%):
8,688 EastGroup Properties, Inc. 1,623,092
23,600 First Industrial Realty Trust, Inc. 1,321,128
39,440 Rexford Industrial Realty, Inc. 1,984,226
32,674 STAG Industrial, Inc. 1,277,227
6,205,673
Insurance (4.6%):
12,328 American Financial Group, Inc. 1,659,349
11,374 Brighthouse Financial, Inc.* 512,171
19,028 CNO Financial Group, Inc. 667,883
47,356 Fidelity National Financial, Inc. 2,938,913
18,676 First American Financial Corp. 1,232,803
6,589 Hanover Insurance Group, Inc. (The) 975,897
10,726 Kemper Corp. 656,968
3,996 Kinsale Capital Group, Inc. 1,860,418
44,277 Old Republic International Corp. 1,568,291
6,139 Primerica, Inc. 1,627,756

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
11,948 Reinsurance Group of America, Inc. $ 2,603,111
9,436 RenaissanceRe Holdings, Ltd. 2,570,366
7,282 RLI Corp. 1,128,564
18,585 Ryan Specialty Holdings, Inc. 1,233,858
10,953 Selective Insurance Group, Inc. 1,021,915
30,987 Unum Group 1,841,867
24,100,130
Interactive Media & Services (0.1%):
53,471 ZoomInfo Technologies, Inc.* 551,821
IT Services (0.2%):
41,444 Kyndryl Holdings, Inc.* 952,383
Leisure Products (0.7%):
11,893 Brunswick Corp. 996,871
61,653 Mattel, Inc.* 1,174,490
9,419 Polaris, Inc. 784,038
15,551 YETI Holdings, Inc.* 638,057
3,593,456
Life Sciences Tools & Services (2.5%):
123,039 Avantor, Inc.* 3,183,019
8,831 Azenta, Inc.* 427,774
3,202 Bio-Rad Laboratories, Inc., Class A* 1,071,325
19,414 Bruker Corp. 1,340,731
28,739 Illumina, Inc.* 3,747,853
4,499 Medpace Holdings, Inc.* 1,501,766
9,419 Repligen Corp.* 1,401,736
27,562 Sotera Health Co.* 460,285
13,134,489
Machinery (4.6%):
11,044 AGCO Corp. 1,080,766
7,543 Chart Industries, Inc.* 936,388
149,371 CNH Industrial NV 1,658,018
8,844 Crane Co. 1,399,828
21,199 Donaldson Co., Inc. 1,562,366
10,525 Esab Corp. 1,118,913
23,515 Flowserve Corp. 1,215,490
30,043 Graco, Inc. 2,629,063
14,817 ITT, Inc. 2,215,290
10,238 Lincoln Electric Holdings, Inc. 1,965,901
9,728 Middleby Corp. (The)* 1,353,457
12,132 Oshkosh Corp. 1,215,748
5,278 RBC Bearings, Inc.* 1,580,128
12,209 Terex Corp. 645,978
11,432 Timken Co. (The) 963,603
18,662 Toro Co. (The) 1,618,555
5,006 Watts Water Technologies, Inc., Class A 1,037,193
24,196,685
Marine Transportation (0.2%):
10,439 Kirby Corp.* 1,278,047
Media (0.5%):
29,486 New York Times Co. (The), Class A 1,641,485
5,591 Nexstar Media Group, Inc. 924,472
2,565,957
Shares Value
Common Stocks, continued
Metals & Mining (1.9%):
46,126 Alcoa Corp. $ 1,779,541
87,143 Cleveland-Cliffs, Inc.* 1,112,816
20,551 Commercial Metals Co. 1,129,483
9,876 Reliance, Inc. 2,856,238
11,993 Royal Gold, Inc. 1,682,618
40,306 United States Steel Corp. 1,424,011
9,984,707
Mortgage Real Estate Investment Trusts (REITs) (0.6%):
91,571 Annaly Capital Management, Inc. 1,837,830
58,103 Starwood Property Trust, Inc. 1,184,139
3,021,969
Multi-Utilities (0.3%):
12,711 Black Hills Corp. 776,896
11,034 Northwestern Energy Group, Inc. 631,366
1,408,262
Office REITs (0.6%):
20,211 COPT Defense Properties 613,000
28,133 Cousins Properties, Inc. 829,361
19,383 Kilroy Realty Corp. 750,122
29,510 Vornado Realty Trust 1,162,694
3,355,177
Oil, Gas & Consumable Fuels (4.2%):
62,499 Antero Midstream Corp. 940,610
53,790 Antero Resources Corp.* 1,541,083
11,339 Chord Energy Corp. 1,476,678
17,023 Civitas Resources, Inc. 862,555
28,170 CNX Resources Corp.* 917,497
17,233 DT Midstream, Inc. 1,355,548
20,240 Expand Energy Corp. 1,664,740
28,438 HF Sinclair Corp. 1,267,482
20,788 Matador Resources Co. 1,027,343
26,140 Murphy Oil Corp. 881,963
45,604 Ovintiv, Inc. 1,747,089
18,007 PBF Energy, Inc., Class A 557,317
107,711 Permian Resources Corp. 1,465,947
44,514 Range Resources Corp. 1,369,251
203,155 Southwestern Energy Co.* 1,444,432
3,419 Texas Pacific Land Corp. 3,024,926
18,284 Viper Energy, Inc. 824,791
22,369,252
Paper & Forest Products (0.2%):
11,326 Louisiana-Pacific Corp. 1,217,092
Passenger Airlines (0.2%):
112,131 American Airlines Group, Inc.* 1,260,352
Personal Care Products (0.6%):
23,409 BellRing Brands, Inc.* 1,421,394
67,304 Coty, Inc., Class A* 631,985
10,088 elf Beauty, Inc.* 1,099,895
3,153,274
Pharmaceuticals (0.4%):
11,132 Jazz Pharmaceuticals plc ADR* 1,240,216

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
24,610 Perrigo Co PLC $ 645,520
1,885,736
Professional Services (2.9%):
8,529 ASGN, Inc.* 795,159
4,095 CACI International, Inc., Class A* 2,066,173
8,612 Concentrix Corp. 441,365
29,898 ExlService Holdings, Inc.* 1,140,609
9,322 Exponent, Inc. 1,074,640
6,369 FTI Consulting, Inc.* 1,449,329
29,505 Genpact, Ltd. 1,156,891
6,417 Insperity, Inc. 564,696
23,967 KBR, Inc. 1,560,971
8,329 ManpowerGroup, Inc. 612,348
10,711 Maximus, Inc. 997,837
7,969 Parsons Corp.* 826,226
7,801 Paylocity Holding Corp.* 1,286,931
9,273 Science Applications International Corp. 1,291,451
15,264,626
Real Estate Management & Development (0.4%):
8,615 Jones Lang LaSalle, Inc.* 2,324,413
Residential REITs (1.0%):
56,867 American Homes 4 Rent, Class A 2,183,124
33,504 Equity LifeStyle Properties, Inc. 2,390,175
41,144 Independence Realty Trust, Inc. 843,452
5,416,751
Retail REITs (1.1%):
17,731 Agree Realty Corp. 1,335,677
55,177 Brixmor Property Group, Inc. 1,537,231
40,370 Kite Realty Group Trust 1,072,227
32,686 NNN REIT, Inc. 1,584,944
5,530,079
Semiconductors & Semiconductor Equipment (2.4%):
26,505 Allegro MicroSystems, Inc.* 617,567
19,739 Amkor Technology, Inc. 604,013
9,739 Cirrus Logic, Inc.* 1,209,681
24,906 Lattice Semiconductor Corp.* 1,321,761
10,120 MACOM Technology Solutions Holdings, Inc.* 1,125,951
11,750 MKS Instruments, Inc. 1,277,342
8,967 Onto Innovation, Inc.* 1,861,191
10,446 Power Integrations, Inc. 669,798
19,555 Rambus, Inc.* 825,612
5,933 Silicon Laboratories, Inc.* 685,677
7,432 Synaptics, Inc.* 576,575
7,949 Universal Display Corp. 1,668,495
12,443,663
Software (2.7%):
10,520 Altair Engineering, Inc., Class A* 1,004,765
4,053 Appfolio, Inc., Class A* 954,076
4,816 Aspen Technology, Inc.* 1,150,157
7,427 Blackbaud, Inc.* 628,918
8,036 CommVault Systems, Inc.* 1,236,339
10,532 Dolby Laboratories, Inc., Class A 806,014
44,795 Dropbox, Inc., Class A* 1,139,137
52,974 Dynatrace, Inc.* 2,832,520
Shares Value
Common Stocks, continued
Software, continued
11,064 Manhattan Associates, Inc.* $ 3,113,188
6,776 Qualys, Inc.* 870,445
17,344 Teradata Corp.* 526,217
14,261,776
Specialized REITs (1.8%):
40,675 CubeSmart 2,189,535
13,292 EPR Properties 651,840
49,235 Gaming and Leisure Properties, Inc. 2,533,141
15,984 Lamar Advertising Co., Class A 2,135,462
12,547 National Storage Affiliates Trust 604,765
13,404 PotlatchDeltic Corp. 603,850
25,299 Rayonier, Inc. 814,122
9,532,715
Specialty Retail (4.2%):
9,325 Abercrombie & Fitch Co.* 1,304,567
4,539 AutoNation, Inc.* 812,118
11,387 Burlington Stores, Inc.* 3,000,247
10,448 Dick's Sporting Goods, Inc. 2,180,498
9,917 Five Below, Inc.* 876,167
19,325 Floor & Decor Holdings, Inc., Class A* 2,399,585
69,349 GameStop Corp., Class A* 1,590,173
39,851 Gap, Inc. (The) 878,714
4,843 Lithia Motors, Inc. 1,538,330
3,364 Murphy USA, Inc. 1,658,015
3,367 Penske Automotive Group, Inc. 546,868
2,695 RH* 901,289
23,649 Valvoline, Inc.* 989,711
23,190 Williams-Sonoma, Inc. 3,592,595
22,268,877
Technology Hardware, Storage & Peripherals (0.5%):
56,075 Pure Storage, Inc., Class A* 2,817,208
Textiles, Apparel & Luxury Goods (1.2%):
21,709 Capri Holdings, Ltd.* 921,330
6,330 Carter's, Inc. 411,324
5,770 Columbia Sportswear Co. 480,006
10,751 Crocs, Inc.* 1,556,852
10,025 PVH Corp. 1,010,821
23,810 Skechers USA, Inc., Class A* 1,593,365
24,357 Under Armour, Inc., Class A* 217,021
34,014 Under Armour, Inc., Class C* 284,357
6,475,076
Trading Companies & Distributors (1.7%):
7,118 Applied Industrial Technologies, Inc. 1,588,241
34,240 Core & Main, Inc., Class A* 1,520,256
6,469 GATX Corp. 856,819
7,754 MSC Industrial Direct Co., Inc. 667,309
6,100 Watsco, Inc. 3,000,468
8,046 WESCO International, Inc. 1,351,567
8,984,660
Water Utilities (0.3%):
46,483 Essential Utilities, Inc. 1,792,849
Total Common Stocks (Cost $327,297,909) 524,756,035

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024 .
Shares Value
Affiliated Investment Company (0.3%):
Money Market (0.3%):
1,309,990 BlackRock Liquidity FedFund, Institutional Class ,
5.03%(a)(b) $ 1,309,990
Total Affiliated Investment Company (Cost $1,309,990) 1,309,990
Unaffiliated Investment Company (0.5%):
Money Markets (0.5%):
2,844,682 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.01%(b) 2,844,682
Total Unaffiliated Investment Company (Cost $2,844,682) 2,844,682
Total Investment Securities
(Cost $331,452,581) — 100.5% 528,910,707
Net other assets (liabilities) — (0.5)% (2,506,607)
Net Assets — 100.0% $ 526,404,100
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $1,290,095.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(b) The rate represents the effective yield at September 30, 2024.
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P Midcap 400 E-Mini December Futures (U.S. Dollar) 12/20/24 6 $ 1,889,160 $ 80,186
$ 80,186

AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024 .
Shares Value
Affiliated Investment Companies ( 100 .1% ):
Domestic Equity Funds ( 43 .9% ):
1,996,021 AZL Mid Cap Index Fund, Class 2 $ 47,984,345
21,632,286 AZL S&P 500 Index Fund, Class 2 530,856,296
2,721,349 AZL Small Cap Stock Index Fund, Class 2 36,221,161
615,061,802
Fixed Income Fund ( 39 .5% ):
53,828,530 AZL Enhanced Bond Index Fund 552,280,718
International Equity Fund ( 16 .7% ):
11,889,008 AZL International Index Fund, Class 2 233,381,219
Total Affiliated Investment Companies (Cost $1,291,110,913) 1,400,723,739
Total Investment Securities
(Cost $1,291,110,913) — 100.1% 1,400,723,739
Net other assets (liabilities) — (0.1)% (1,413,520)
Net Assets — 100.0% $ 1,399,310,219

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.1%):
Aerospace & Defense (1.6%):
3,306 Airbus SE $ 484,023
384 Axon Enterprise, Inc.* 153,446
16,538 BAE Systems plc 273,713
3,344 Boeing Co. (The)* 508,422
1,669 CAE, Inc.* 31,336
94 Dassault Aviation SA 19,361
169 Elbit Systems, Ltd. 33,635
1,348 General Dynamics Corp. 407,366
276 HEICO Corp. 72,169
389 HEICO Corp., Class A 79,263
2,247 Howmet Aerospace, Inc. 225,262
197 Huntington Ingalls Industries, Inc. 52,083
439 Kongsberg Gruppen ASA 43,027
1,046 L3Harris Technologies, Inc. 248,812
1,848 Leonardo SpA 41,238
1,203 Lockheed Martin Corp. 703,226
6,986 Melrose Industries plc 42,722
303 MTU Aero Engines AG 94,427
802 Northrop Grumman Corp. 423,512
268 Rheinmetall AG 144,856
47,252 Rolls-Royce Holdings plc* 333,646
7,582 RTX Corp. 918,635
1,911 Saab AB, Class B* 40,678
1,927 Safran SA 454,617
10,000 Singapore Technologies Engineering, Ltd. 36,159
1,018 Textron, Inc. 90,174
543 Thales SA 86,241
314 TransDigm Group, Inc. 448,119
6,490,168
Air Freight & Logistics (0.4%):
584 CH Robinson Worldwide, Inc. 64,456
5,777 Deutsche Post AG 257,221
938 DSV A/S 194,682
856 Expeditors International of Washington, Inc. 112,479
1,315 FedEx Corp. 359,889
1,800 SG Holdings Co., Ltd. 19,333
4,124 United Parcel Service, Inc., Class B 562,266
1,570,326
Automobile Components (0.2%):
2,400 Aisin Corp. 26,461
1,475 Aptiv plc* 106,215
3,100 Bridgestone Corp. 119,235
3,811 Cie Generale des Etablissements Michelin SCA 154,710
819 Continental AG 52,977
10,200 Denso Corp. 151,843
1,638 Magna International, Inc. 67,201
3,800 Sumitomo Electric Industries, Ltd. 60,988
739,630
Automobiles (1.9%):
1,709 Bayerische Motoren Werke AG 150,706
728 Ferrari NV 340,961
22,980 Ford Motor Co. 242,669
6,460 General Motors Co. 289,666
25,900 Honda Motor Co., Ltd. 273,381
3,600 Isuzu Motors, Ltd. 48,573
3,600 Mazda Motor Corp. 26,991
Shares Value
Common Stocks, continued
Automobiles, continued
4,276 Mercedes-Benz Group AG $ 276,349
11,300 Nissan Motor Co., Ltd.^ 31,827
950 Renault SA 41,290
4,535 Rivian Automotive, Inc., Class A* 50,883
11,381 Stellantis NV 157,353
3,300 Subaru Corp. 57,350
8,800 Suzuki Motor Corp. 98,240
16,215 Tesla, Inc.* 4,242,330
57,500 Toyota Motor Corp. 1,029,990
4,663 Volvo Car AB, Class B* 12,827
5,400 Yamaha Motor Co., Ltd. 48,384
7,419,770
Banks (5.6%):
2,689 ABN AMRO Bank NV 48,560
8,372 AIB Group plc 47,985
16,709 ANZ Group Holdings, Ltd.* 352,972
32,542 Banco Bilbao Vizcaya Argentaria SA 352,218
8,091 Banco BPM SpA 54,657
32,500 Banco de Sabadell SA 68,915
88,824 Banco Santander SA 453,863
6,561 Bank Hapoalim BM 65,858
8,380 Bank Leumi Le-Israel BM 82,229
39,533 Bank of America Corp. 1,568,669
5,977 Bank of Ireland Group plc 66,864
4,206 Bank of Montreal 379,576
6,898 Bank of Nova Scotia (The)^ 375,888
236 Banque Cantonale Vaudoise, Registered Shares 24,371
84,208 Barclays plc 253,377
5,845 BNP Paribas SA 401,056
20,000 BOC Hong Kong Holdings, Ltd. 63,777
20,039 CaixaBank SA 119,434
5,262 Canadian Imperial Bank of Commerce^ 322,810
2,800 Chiba Bank, Ltd. (The) 22,557
10,690 Citigroup, Inc. 669,194
2,570 Citizens Financial Group, Inc. 105,550
5,907 Commerzbank AG 108,921
9,494 Commonwealth Bank of Australia 890,976
4,700 Concordia Financial Group, Ltd. 26,049
6,009 Credit Agricole SA 91,844
3,705 Danske Bank A/S 111,569
11,260 DBS Group Holdings, Ltd. 334,508
5,470 DNB Bank ASA 112,246
1,741 Erste Group Bank AG 95,509
4,028 Fifth Third Bancorp 172,560
3,940 FinecoBank Banca Fineco SpA 67,549
62 First Citizens BancShares, Inc., Class A 114,139
3,900 Hang Seng Bank, Ltd. 48,514
103,170 HSBC Holdings plc 925,218
8,659 Huntington Bancshares, Inc. 127,287
18,805 ING Groep NV 341,986
82,398 Intesa Sanpaolo SpA 352,644
7,605 Israel Discount Bank, Ltd., Class A 42,671
7,300 Japan Post Bank Co., Ltd. 68,218
16,196 JPMorgan Chase & Co. 3,415,089
1,201 KBC Group NV 95,544
5,399 KeyCorp 90,433
341,176 Lloyds Banking Group plc 267,851
893 M&T Bank Corp. 159,061

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
2,528 Mediobanca Banca di Credito Finanziario SpA $ 43,163
62,900 Mitsubishi UFJ Financial Group, Inc. 640,396
859 Mizrahi Tefahot Bank, Ltd. 33,635
12,950 Mizuho Financial Group, Inc. 266,215
17,852 National Australia Bank, Ltd. 462,212
1,968 National Bank of Canada^ 185,900
34,369 NatWest Group plc 158,759
18,422 Nordea Bank Abp 217,179
19,300 Oversea-Chinese Banking Corp., Ltd. 227,326
2,244 PNC Financial Services Group, Inc. (The) 414,803
4,823 Regions Financial Corp. 112,521
11,000 Resona Holdings, Inc. 76,701
7,889 Royal Bank of Canada 984,739
2,200 Shizuoka Financial Group, Inc. 19,131
8,658 Skandinaviska Enskilda Banken AB, Class A 132,518
4,271 Societe Generale SA 106,460
13,168 Standard Chartered plc 140,006
21,300 Sumitomo Mitsui Financial Group, Inc. 453,523
3,600 Sumitomo Mitsui Trust Group, Inc. 85,482
8,930 Svenska Handelsbanken AB, Class A 91,762
4,822 Swedbank AB, Class A 102,346
9,808 Toronto-Dominion Bank (The) 620,262
7,517 Truist Financial Corp. 321,502
8,412 UniCredit SpA 369,614
7,804 United Overseas Bank, Ltd. 195,871
8,714 US Bancorp 398,491
19,761 Wells Fargo & Co. 1,116,299
19,765 Westpac Banking Corp. 434,605
22,372,187
Beverages (1.4%):
5,149 Anheuser-Busch InBev SA/NV 341,109
8,700 Asahi Group Holdings, Ltd. 113,961
1,086 Brown-Forman Corp., Class B 53,431
524 Carlsberg AS, Class B 62,440
1,001 Celsius Holdings, Inc.* 31,391
23,136 Coca-Cola Co. (The) 1,662,553
1,180 Coca-Cola Europacific Partners plc 92,925
1,283 Coca-Cola HBC AG 45,694
949 Constellation Brands, Inc., Class A 244,548
3,162 Davide Campari-Milano NV, Class M^ 26,787
12,720 Diageo plc 443,744
771 Heineken Holding NV 58,222
1,538 Heineken NV 136,352
5,831 Keurig Dr Pepper, Inc. 218,546
4,700 Kirin Holdings Co., Ltd. 71,625
1,022 Molson Coors Beverage Co., Class B 58,785
3,981 Monster Beverage Corp.* 207,689
7,707 PepsiCo, Inc. 1,310,575
1,204 Pernod Ricard SA 181,961
800 Suntory Beverage & Food, Ltd. 30,041
4,497 Treasury Wine Estates, Ltd. 37,383
5,429,762
Biotechnology (1.7%):
9,939 AbbVie, Inc. 1,962,754
717 Alnylam Pharmaceuticals, Inc.* 197,196
3,021 Amgen, Inc. 973,396
329 Argenx SE* 178,055
826 Biogen, Inc.* 160,112
Shares Value
Common Stocks, continued
Biotechnology, continued
1,135 BioMarin Pharmaceutical, Inc.* $ 79,779
2,723 CSL, Ltd. 540,001
1,000 Exact Sciences Corp.* 68,120
373 Genmab A/S* 90,802
6,996 Gilead Sciences, Inc. 586,545
1,231 Grifols SA* 13,980
1,001 Incyte Corp.* 66,166
1,971 Moderna, Inc.* 131,722
517 Neurocrine Biosciences, Inc.* 59,569
612 Regeneron Pharmaceuticals, Inc.* 643,359
1,510 Swedish Orphan Biovitrum AB* 48,662
218 United Therapeutics Corp.* 78,120
1,444 Vertex Pharmaceuticals, Inc.* 671,576
365 Zealand Pharma A/S* 44,322
6,594,236
Broadline Retail (2.9%):
52,824 Amazon.com, Inc.* 9,842,696
380 Canadian Tire Corp., Ltd., Class A* 45,548
1,624 Dollarama, Inc. 166,375
2,998 eBay, Inc. 195,200
260 MercadoLibre, Inc.* 533,509
661 Next plc 86,564
1,800 Pan Pacific International Holdings Corp. 46,463
8,224 Prosus NV* 355,634
8,000 Rakuten Group, Inc.* 51,805
6,311 Wesfarmers, Ltd. 306,977
11,630,771
Building Products (0.7%):
709 A O Smith Corp. 63,689
1,200 AGC, Inc. 38,940
487 Allegion plc 70,975
5,725 Assa Abloy AB, Class B 192,837
745 Builders FirstSource, Inc.* 144,426
274 Carlisle Cos., Inc. 123,232
4,521 Carrier Global Corp. 363,895
2,501 Cie de Saint-Gobain SA 227,936
1,500 Daikin Industries, Ltd. 210,651
708 Fortune Brands Innovations, Inc. 63,387
192 Geberit AG, Registered Shares 125,358
3,882 Johnson Controls International plc 301,282
833 Kingspan Group plc 78,401
181 Lennox International, Inc. 109,376
1,238 Masco Corp. 103,918
7,728 Nibe Industrier AB, Class B 42,423
453 Owens Corning 79,964
52 ROCKWOOL A/S, Class B 24,441
600 TOTO, Ltd. 22,318
1,302 Trane Technologies plc 506,126
2,893,575
Capital Markets (3.2%):
5,683 3i Group plc 251,550
553 Ameriprise Financial, Inc. 259,805
375 Amundi SA 28,034
988 Ares Management Corp., Class A 153,970
934 ASX, Ltd. 41,246
4,129 Bank of New York Mellon Corp. (The) 296,710
842 Blackrock Finance, Inc.
+
799,487

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
4,042 Blackstone, Inc. $ 618,952
2,084 Brookfield Asset Management, Ltd., Class A 98,537
7,578 Brookfield Corp. 402,520
1,473 Carlyle Group, Inc. (The) 63,427
606 Cboe Global Markets, Inc. 124,151
8,372 Charles Schwab Corp. (The) 542,589
2,031 CME Group, Inc. 448,140
1,108 Coinbase Global, Inc., Class A* 197,412
8,900 Daiwa Securities Group, Inc. 63,340
11,380 Deutsche Bank AG, Registered Shares 196,140
1,071 Deutsche Boerse AG 251,119
2,202 EQT AB 75,475
488 Euronext NV 52,965
200 FactSet Research Systems, Inc. 91,970
2,020 Franklin Resources, Inc. 40,703
458 Futu Holdings, Ltd. ADR* 43,808
1,820 Goldman Sachs Group, Inc. (The) 901,100
1,349 Hargreaves Lansdown plc 20,114
6,600 Hong Kong Exchanges & Clearing, Ltd. 269,394
151 IGM Financial, Inc.^ 4,531
3,245 Intercontinental Exchange, Inc. 521,277
5,200 Japan Exchange Group, Inc. 67,499
1,072 Julius Baer Group, Ltd. 64,602
3,520 KKR & Co., Inc. 459,642
2,730 London Stock Exchange Group plc 373,206
448 LPL Financial Holdings, Inc. 104,218
2,063 Macquarie Group, Ltd. 332,625
220 MarketAxess Holdings, Inc. 56,364
916 Moody's Corp. 434,724
6,826 Morgan Stanley 711,542
438 MSCI, Inc. 255,323
2,454 Nasdaq, Inc. 179,167
18,400 Nomura Holdings, Inc. 96,367
1,150 Northern Trust Corp. 103,535
397 Onex Corp. 27,810
128 Partners Group Holding AG 192,546
1,114 Raymond James Financial, Inc. 136,420
3,132 Robinhood Markets, Inc., Class A* 73,352
1,818 S&P Global, Inc. 939,215
1,400 SBI Holdings, Inc. 32,265
2,664 Schroders plc 12,460
757 SEI Investments Co. 52,377
3,200 Singapore Exchange, Ltd. 28,438
1,619 State Street Corp. 143,233
1,350 T. Rowe Price Group, Inc. 147,056
1,625 TMX Group, Ltd. 50,938
669 Tradeweb Markets, Inc., Class A 82,735
18,531 UBS Group AG 572,245
12,588,370
Chemicals (1.8%):
3,293 Air Liquide SA 635,911
1,227 Air Products and Chemicals, Inc. 365,327
994 Akzo Nobel NV 70,101
772 Albemarle Corp. 73,116
205 Arkema SA 19,547
6,500 Asahi Kasei Corp. 49,101
5,218 BASF SE 276,110
569 Celanese Corp. 77,361
971 CF Industries Holdings, Inc. 83,312
Shares Value
Common Stocks, continued
Chemicals, continued
842 Clariant AG, Registered Shares $ 12,760
3,808 Corteva, Inc. 223,872
1,032 Covestro AG* 64,285
763 Croda International plc 43,125
3,942 Dow, Inc. 215,351
1,012 DSM-Firmenich AG 139,340
2,314 DuPont de Nemours, Inc. 206,201
588 Eastman Chemical Co. 65,827
1,417 Ecolab, Inc. 361,803
36 EMS-Chemie Holding AG 30,251
988 Evonik Industries AG 23,096
52 Givaudan SA, Registered Shares 285,278
2,385 ICL Group, Ltd. 10,181
1,458 International Flavors & Fragrances, Inc. 152,988
2,720 Linde plc 1,297,059
1,576 LyondellBasell Industries NV, Class A 151,138
8,000 Mitsubishi Chemical Group Corp. 51,394
1,000 Mitsui Chemicals, Inc. 26,591
1,546 Mosaic Co. (The) 41,402
6,600 Nippon Paint Holdings Co., Ltd. 50,564
1,100 Nippon Sanso Holdings Corp. 40,146
3,500 Nitto Denko Corp. 58,501
2,078 Novonesis (Novozymes) B 149,659
2,887 Nutrien, Ltd.^ 138,746
824 OCI NV 23,444
2,876 Orica, Ltd.* 36,972
1,273 PPG Industries, Inc. 168,622
761 RPM International, Inc. 92,081
1,372 Sherwin-Williams Co. (The) 523,651
10,300 Shin-Etsu Chemical Co., Ltd. 430,863
890 Sika AG, Registered Shares 295,327
456 Syensqo SA 40,403
798 Symrise AG 110,313
9,200 Toray Industries, Inc. 54,169
179 Westlake Corp. 26,902
1,092 Yara International ASA 34,596
7,326,787
Commercial Services & Supplies (0.6%):
8,487 Brambles, Ltd. 111,844
2,028 Cintas Corp. 417,525
4,854 Copart, Inc.* 254,350
2,200 Dai Nippon Printing Co., Ltd. 39,185
1,877 Element Fleet Management Corp. 39,919
1,105 GFL Environmental, Inc. 44,084
1,016 RB Global, Inc. 81,780
16,211 Rentokil Initial plc 79,531
1,223 Republic Services, Inc. 245,627
1,446 Rollins, Inc. 73,139
2,400 Secom Co., Ltd. 88,653
2,676 Securitas AB, Class B 33,999
1,600 TOPPAN Holdings, Inc. 47,434
1,380 Veralto Corp. 154,367
1,508 Waste Connections, Inc. ADR 269,661
2,246 Waste Management, Inc. 466,270
2,447,368
Communications Equipment (0.7%):
1,496 Arista Networks, Inc.* 574,195
22,926 Cisco Systems, Inc. 1,220,122

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Communications Equipment, continued
329 F5, Inc.* $ 72,446
1,798 Juniper Networks, Inc. 70,086
952 Motorola Solutions, Inc. 428,048
28,106 Nokia Oyj 122,814
15,367 Telefonaktiebolaget LM Ericsson, Class B 116,195
2,603,906
Construction & Engineering (0.3%):
912 ACS Actividades de Construccion y Servicios SA* 42,111
779 AECOM 80,447
977 Bouygues SA 32,720
382 Eiffage SA 36,889
281 EMCOR Group, Inc. 120,979
2,720 Ferrovial SE* 117,067
2,700 Kajima Corp. 50,527
3,200 Obayashi Corp. 40,567
841 Quanta Services, Inc. 250,744
1,831 Skanska AB, Class B 38,233
534 Stantec, Inc. 42,947
1,100 Taisei Corp. 48,148
2,879 Vinci SA 336,799
747 WSP Global, Inc. 132,729
1,370,907
Construction Materials (0.3%):
3,825 CRH plc 354,731
769 Heidelberg Materials AG 83,578
3,081 Holcim AG 301,289
2,772 James Hardie Industries PLC* 110,931
333 Martin Marietta Materials, Inc. 179,237
721 Vulcan Materials Co. 180,560
1,210,326
Consumer Finance (0.4%):
1,378 Ally Financial, Inc. 49,043
3,279 American Express Co. 889,265
2,164 Capital One Financial Corp. 324,016
1,479 Discover Financial Services 207,489
1 Isracard, Ltd. 2
2,083 Synchrony Financial 103,900
1,573,715
Consumer Staples Distribution & Retail (1.8%):
4,000 Aeon Co., Ltd. 108,706
2,104 Albertsons Cos., Inc., Class A 38,882
4,297 Alimentation Couche-Tard, Inc. 237,585
3,488 Carrefour SA 59,482
7,170 Coles Group, Ltd.* 89,442
2,495 Costco Wholesale Corp. 2,211,867
1,292 Dollar General Corp. 109,264
1,171 Dollar Tree, Inc.* 82,345
787 Empire Co., Ltd. 24,053
11,695 Endeavour Group, Ltd. 40,557
356 George Weston, Ltd. 59,759
9,589 J Sainsbury plc 37,926
1,662 Jeronimo Martins SGPS SA 32,664
1,609 Kesko Oyj, Class B 34,354
1,000 Kobe Bussan Co., Ltd. 31,480
5,202 Koninklijke Ahold Delhaize NV 179,716
3,980 Kroger Co. (The) 228,054
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
839 Loblaw Cos., Ltd. $ 111,726
1,300 MatsukiyoCocokara & Co. 21,370
1,126 Metro, Inc. 71,184
13,200 Seven & i Holdings Co., Ltd. 197,693
2,740 Sysco Corp. 213,884
2,651 Target Corp. 413,185
40,777 Tesco plc 195,461
4,484 Walgreens Boots Alliance, Inc. 40,177
24,849 Walmart, Inc. 2,006,557
6,603 Woolworths Group, Ltd. 151,769
7,029,142
Containers & Packaging (0.2%):
8,627 Amcor plc 97,744
446 Avery Dennison Corp. 98,459
1,847 Ball Corp. 125,430
1,000 CCL Industries, Inc. 60,970
765 Crown Holdings, Inc. 73,348
1,718 International Paper Co. 83,924
470 Packaging Corp. of America 101,238
1,420 SIG Group AG 31,710
1,370 Smurfit Westrock plc 68,605
1,467 Smurfit Westrock plc 72,499
813,927
Distributors (0.1%):
91 D'ieteren Group 19,245
769 Genuine Parts Co. 107,414
1,367 LKQ Corp. 54,571
210 Pool Corp. 79,128
260,358
Diversified Consumer Services (0.0%
†
):
3,287 Pearson plc 44,564
Diversified REITs (0.1%):
11,976 GPT Group (The) 41,177
4,133 Land Securities Group plc 36,024
23,270 Mirvac Group 34,539
15,451 Stockland 56,131
1,190 WP Carey, Inc. 74,137
242,008
Diversified Telecommunication Services (0.9%):
40,789 AT&T, Inc. 897,358
113 BCE, Inc. 3,929
41,110 BT Group plc 81,439
2,916 Cellnex Telecom SA 118,132
18,627 Deutsche Telekom AG 547,037
937 Elisa Oyj 49,672
20,000 HKT Trust & HKT, Ltd. 25,607
2,027 Infrastrutture Wireless Italiane SpA 24,945
19,439 Koninklijke KPN NV 79,384
165,500 Nippon Telegraph & Telephone Corp. 169,396
11,027 Orange SA 126,244
717 Quebecor, Inc., Class B 18,722
42,300 Singapore Telecommunications, Ltd. 106,499
10,729 Spark New Zealand, Ltd. 20,649
158 Swisscom AG, Registered Shares 103,229
92,093 Telecom Italia SpA/Milano* 25,606

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
22,480 Telefonica SA^ $ 109,899
3,268 Telenor ASA 41,841
11,109 Telia Co. AB 35,942
22,435 Telstra Group, Ltd. 60,264
3,112 TELUS Corp. 52,216
23,986 Verizon Communications, Inc. 1,077,211
3,775,221
Electric Utilities (1.7%):
193 Acciona SA 27,345
1,338 Alliant Energy Corp. 81,203
2,917 American Electric Power Co., Inc. 299,284
165 BKW AG 29,923
4,300 Chubu Electric Power Co., Inc. 50,407
3,500 CK Infrastructure Holdings, Ltd. 23,835
10,000 CLP Holdings, Ltd. 88,188
1,758 Constellation Energy Corp. 457,115
4,391 Duke Energy Corp. 506,282
2,244 Edison International 195,430
15,813 EDP - Energias de Portugal SA 72,229
240 Elia Group SA/NV 27,444
1,880 Emera, Inc. 74,085
2,156 Endesa SA 47,102
46,417 Enel SpA 370,891
1,280 Entergy Corp. 168,461
1,333 Evergy, Inc. 82,659
2,007 Eversource Energy 136,576
5,500 Exelon Corp. 223,025
2,934 FirstEnergy Corp. 130,123
2,811 Fortis, Inc. 127,735
3,188 Fortum Oyj^ 52,536
1,632 Hydro One, Ltd. 56,576
33,960 Iberdrola SA 525,346
3,600 Kansai Electric Power Co., Inc. (The) 59,565
4,873 Mercury NZ, Ltd. 19,911
11,608 NextEra Energy, Inc. 981,224
1,274 NRG Energy, Inc. 116,061
9,164 Origin Energy, Ltd. 63,380
976 Orsted AS* 64,905
11,214 PG&E Corp. 221,701
6,500 Power Assets Holdings, Ltd. 41,639
4,075 PPL Corp. 134,801
1,850 Redeia Corp. SA 35,981
6,055 Southern Co. (The) 546,040
5,945 SSE plc* 149,826
7,914 Terna - Rete Elettrica Nazionale 71,284
9,900 Tokyo Electric Power Co. Holdings, Inc.* 44,062
453 Verbund AG 37,631
3,264 Xcel Energy, Inc. 213,139
6,654,950
Electrical Equipment (1.1%):
9,035 ABB, Ltd., Registered Shares 523,820
1,270 AMETEK, Inc. 218,072
2,276 Eaton Corp. plc 754,357
3,169 Emerson Electric Co. 346,594
700 Fuji Electric Co., Ltd. 42,295
1,555 GE Vernova, Inc.* 396,494
284 Hubbell, Inc. 121,651
1,579 Legrand SA 182,061
Shares Value
Common Stocks, continued
Electrical Equipment, continued
10,800 Mitsubishi Electric Corp. $ 174,069
5,200 NIDEC Corp. 109,323
1,430 Prysmian SpA 103,951
621 Rockwell Automation, Inc. 166,714
3,121 Schneider Electric SE 825,590
2,673 Siemens Energy AG* 98,442
2,087 Vertiv Holdings Co., Class A 207,636
5,803 Vestas Wind Systems A/S* 128,151
4,399,220
Electronic Equipment, Instruments & Components (0.7%):
6,857 Amphenol Corp., Class A 446,802
732 CDW Corp. 165,652
4,655 Corning, Inc. 210,173
2,146 Halma plc 74,920
1,800 Hamamatsu Photonics KK 23,542
11,309 Hexagon AB, Class B 122,102
600 Ibiden Co., Ltd. 18,589
585 Jabil, Inc. 70,101
1,000 Keyence Corp. 478,702
1,029 Keysight Technologies, Inc.* 163,539
6,700 Kyocera Corp. 77,746
9,600 Murata Manufacturing Co., Ltd. 188,563
1,300 Omron Corp. 59,497
1,400 Shimadzu Corp. 46,702
10,500 TDK Corp. 134,023
1,822 TE Connectivity PLC* 275,104
273 Teledyne Technologies, Inc.* 119,481
1,261 Trimble, Inc.* 78,295
1,200 Yokogawa Electric Corp. 30,637
282 Zebra Technologies Corp.* 104,430
2,888,600
Energy Equipment & Services (0.2%):
5,648 Baker Hughes Co. 204,175
4,969 Halliburton Co. 144,349
7,948 Schlumberger NV 333,419
3,045 Tenaris SA 48,327
730,270
Entertainment (1.1%):
5,483 Bollore SE 36,573
2,400 Capcom Co., Ltd. 55,816
1,500 Electronic Arts, Inc. 215,160
500 Konami Group Corp. 50,749
1,123 Liberty Media Corp-Liberty Formula One* 86,954
868 Live Nation Entertainment, Inc.* 95,037
2,445 Netflix, Inc.* 1,734,165
2,500 Nexon Co., Ltd. 49,678
5,900 Nintendo Co., Ltd. 314,599
2,750 ROBLOX Corp., Class A* 121,715
702 Roku, Inc.* 52,411
2,016 Sea, Ltd. ADR,* 190,068
958 Take-Two Interactive Software, Inc.* 147,254
600 Toho Co., Ltd. 24,312
4,901 Universal Music Group NV 128,312
10,208 Walt Disney Co. (The) 981,908
13,820 Warner Bros Discovery, Inc.* 114,015
4,398,726

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services (2.9%):
121 Adyen NV* $ 189,479
2,244 Apollo Global Management, Inc. 280,298
7,470 Berkshire Hathaway, Inc., Class B* 3,438,142
3,219 Block, Inc.* 216,092
1,482 Edenred SE 56,212
1,691 Equitable Holdings, Inc. 71,073
158 Eurazeo SE 12,990
541 EXOR NV 57,975
3,234 Fidelity National Information Services, Inc. 270,848
3,323 Fiserv, Inc.* 596,977
1,463 Global Payments, Inc. 149,840
576 Groupe Bruxelles Lambert NV 44,861
885 Industrivarden AB, Class A 32,732
840 Industrivarden AB, Class C 30,909
9,978 Investor AB, Class B 307,446
426 Jack Henry & Associates, Inc. 75,206
418 L E Lundbergforetagen AB, Class B 23,936
15,826 M&G plc 43,904
4,679 Mastercard, Inc., Class A 2,310,490
4,100 Mitsubishi HC Capital, Inc. 28,955
4,062 Nexi SpA* 27,591
6,500 ORIX Corp. 150,924
5,625 PayPal Holdings, Inc.* 438,919
142 Sofina SA 40,077
1,929 Toast, Inc., Class A* 54,610
8,915 Visa, Inc., Class A 2,451,179
985 Washington H Soul Pattinson & Co., Ltd. 23,716
4,104 Wise plc, Class A* 37,010
11,462,391
Food Products (1.1%):
2,800 Ajinomoto Co., Inc. 108,249
2,814 Archer-Daniels-Midland Co. 168,108
1,870 Associated British Foods plc 58,348
23 Barry Callebaut AG, Registered Shares 42,606
822 Bunge Global SA 79,438
954 Campbell Soup Co. 46,670
5 Chocoladefabriken Lindt & Spruengli AG, Class PC 64,566
2,472 Conagra Brands, Inc. 80,389
3,686 Danone SA 268,367
3,043 General Mills, Inc. 224,726
822 Hershey Co. (The) 157,643
1,634 Hormel Foods Corp. 51,798
476 JDE Peet's NV 9,947
678 JM Smucker Co. (The) 82,106
1,607 Kellanova 129,701
876 Kerry Group plc, Class A 90,802
4,500 Kikkoman Corp. 51,173
5,018 Kraft Heinz Co. (The) 176,182
883 Lamb Weston Holdings, Inc. 57,165
1,457 McCormick & Co., Inc. ADR 119,911
1,600 MEIJI Holdings Co., Ltd. 40,009
7,659 Mondelez International, Inc., Class A 564,238
3,271 Mowi ASA 58,847
14,960 Nestle SA, Registered Shares 1,507,981
900 Nissin Foods Holdings Co., Ltd. 25,103
3,513 Orkla ASA 33,125
461 Salmar ASA 24,201
1,273 Saputo, Inc. 27,478
1,512 Tyson Foods, Inc., Class A 90,055
Shares Value
Common Stocks, continued
Food Products, continued
41,033 WH Group, Ltd. $ 32,459
10,600 Wilmar International, Ltd. 27,591
1,800 Yakult Honsha Co., Ltd.^ 41,602
4,540,584
Gas Utilities (0.1%):
1,573 AltaGas, Ltd. 38,944
8,525 APA Group* 45,700
802 Atmos Energy Corp. 111,245
56,117 Hong Kong & China Gas Co., Ltd. 45,715
2,200 Osaka Gas Co., Ltd. 49,442
10,274 Snam SpA 52,296
2,500 Tokyo Gas Co., Ltd. 58,186
401,528
Ground Transportation (1.0%):
2,934 Canadian National Railway Co. 343,605
5,314 Canadian Pacific Kansas City, Ltd. 454,537
4,500 Central Japan Railway Co. 104,144
11,327 CSX Corp. 391,121
4,700 East Japan Railway Co. 93,431
8,772 Grab Holdings, Ltd.* 33,334
1,400 Hankyu Hanshin Holdings, Inc. 43,176
423 JB Hunt Transport Services, Inc. 72,896
900 Keisei Electric Railway Co., Ltd. 26,825
1,052 Knight-Swift Transportation Holdings, Inc. 56,755
10,500 MTR Corp., Ltd. 39,217
1,241 Norfolk Southern Corp. 308,388
1,078 Old Dominion Freight Line, Inc. 214,134
395 TFI International, Inc. 54,111
2,900 Tokyu Corp. 37,474
10,675 Uber Technologies, Inc.* 802,333
612 U-Haul Holding Co. 44,064
3,459 Union Pacific Corp. 852,574
3,000 West Japan Railway Co. 57,020
4,029,139
Health Care Equipment & Supplies (2.2%):
9,831 Abbott Laboratories 1,120,832
2,970 Alcon, Inc. 297,016
429 Align Technology, Inc.* 109,103
2,628 Baxter International, Inc. 99,785
1,664 Becton Dickinson & Co. 401,190
245 BioMerieux 29,362
8,275 Boston Scientific Corp.* 693,445
157 Carl Zeiss Meditec AG, Class BR 12,437
364 Cochlear, Ltd. 71,159
764 Coloplast A/S, Class B 99,836
1,164 Cooper Cos., Inc. (The)* 128,436
522 Demant A/S* 20,404
2,198 Dexcom, Inc.* 147,354
55 DiaSorin SpA 6,425
3,427 Edwards Lifesciences Corp.* 226,148
1,680 EssilorLuxottica SA* 398,041
3,102 Fisher & Paykel Healthcare Corp., Ltd. 68,470
2,490 GE HealthCare Technologies, Inc. 233,686
1,030 Getinge AB, B Shares 22,243
1,245 Hologic, Inc.* 101,418
2,000 Hoya Corp. 276,971
456 IDEXX Laboratories, Inc.* 230,380

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
394 Insulet Corp.* $ 91,703
2,017 Intuitive Surgical, Inc.* 990,892
4,465 Koninklijke Philips NV* 146,292
7,322 Medtronic plc 659,200
6,100 Olympus Corp. 115,787
854 ResMed, Inc. 208,478
1,749 Siemens Healthineers AG 104,861
5,148 Smith & Nephew plc 80,020
322 Sonova Holding AG 115,681
523 STERIS plc 126,848
585 Straumann Holding AG, Class R 96,045
1,950 Stryker Corp. 704,457
2,200 Sysmex Corp. 43,420
274 Teleflex, Inc. 67,766
7,200 Terumo Corp. 135,826
1,192 Zimmer Biomet Holdings, Inc. 128,676
8,610,093
Health Care Providers & Services (1.8%):
845 Amplifon SpA 24,288
1,353 Cardinal Health, Inc. 149,534
1,023 Cencora, Inc. 230,257
3,092 Centene Corp.* 232,766
1,632 Cigna Group (The) 565,390
7,135 CVS Health Corp. 448,649
278 DaVita, Inc.* 45,572
1,309 Elevance Health, Inc. 680,680
969 Fresenius Medical Care AG 41,204
2,178 Fresenius SE & Co. KGaA* 82,929
1,111 HCA Healthcare, Inc. 451,544
731 Henry Schein, Inc.* 53,290
678 Humana, Inc. 214,750
453 Labcorp Holdings, Inc. 101,236
722 McKesson Corp. 356,971
332 Molina Healthcare, Inc.* 114,394
617 Quest Diagnostics, Inc. 95,789
1,328 Ramsay Health Care, Ltd.* 38,276
838 Solventum Corp.* 58,425
2,275 Sonic Healthcare, Ltd. 42,800
5,178 UnitedHealth Group, Inc. 3,027,473
372 Universal Health Services, Inc., Class B 85,192
7,141,409
Health Care REITs (0.2%):
4,216 Healthpeak Properties, Inc. 96,420
2,176 Ventas, Inc. 139,547
3,212 Welltower, Inc. 411,232
647,199
Health Care Technology (0.1%):
3,600 M3, Inc. 36,173
869 Veeva Systems, Inc., Class A* 182,377
218,550
Hotel & Resort REITs (0.0%
†
):
4,256 Host Hotels & Resorts, Inc. 74,906
Hotels, Restaurants & Leisure (1.9%):
1,023 Accor SA 44,459
2,411 Airbnb, Inc., Class A* 305,739
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,567 Amadeus IT Group SA $ 185,257
3,286 Aristocrat Leisure, Ltd. 132,862
191 Booking Holdings, Inc. 804,515
5,549 Carnival Corp.* 102,545
7,700 Chipotle Mexican Grill, Inc.* 443,674
9,589 Compass Group plc 307,177
632 Darden Restaurants, Inc. 103,730
1,331 Delivery Hero SE* 53,915
211 Domino's Pizza, Inc. 90,760
1,608 DoorDash, Inc., Class A* 229,510
2,435 DraftKings, Inc.* 95,452
4,276 Entain plc 43,656
1,060 Evolution AB 104,226
680 Expedia Group, Inc.* 100,654
1,039 Flutter Entertainment plc* 244,445
13,000 Galaxy Entertainment Group, Ltd. 64,460
53,300 Genting Singapore, Ltd. 36,333
1,454 Hilton Worldwide Holdings, Inc. 335,147
281 Hyatt Hotels Corp., Class A 42,768
868 InterContinental Hotels Group plc 94,843
397 La Francaise des Jeux SAEM 16,337
2,239 Las Vegas Sands Corp. 112,711
14,501 Lottery Corp., Ltd. (The) 51,451
1,388 Marriott International, Inc., Class A 345,057
4,045 McDonald's Corp. 1,231,743
400 McDonald's Holdings Co. Japan, Ltd. 19,048
1,525 MGM Resorts International* 59,612
6,300 Oriental Land Co., Ltd. 162,575
1,590 Restaurant Brands International, Inc. 114,671
1,429 Royal Caribbean Cruises, Ltd. 253,447
15,600 Sands China, Ltd.* 39,433
597 Sodexo SA 48,941
6,312 Starbucks Corp. 615,357
1,279 Whitbread plc 53,675
551 Wynn Resorts, Ltd. 52,830
1,631 Yum! Brands, Inc. 227,867
7,370,882
Household Durables (0.5%):
6,179 Barratt Developments plc 39,618
634 Berkeley Group Holdings plc* 40,053
1,656 D.R. Horton, Inc. 315,915
905 Garmin, Ltd. 159,307
1,406 Lennar Corp., Class A 263,597
16 NVR, Inc.* 156,989
13,600 Panasonic Holdings Corp. 118,136
2,260 Persimmon plc 49,616
1,267 PulteGroup, Inc. 181,853
95 SEB SA 10,860
2,100 Sekisui Chemical Co., Ltd. 32,730
3,500 Sekisui House, Ltd. 97,420
34,500 Sony Group Corp. 670,110
19,704 Taylor Wimpey plc 43,357
2,179,561
Household Products (1.0%):
1,358 Church & Dwight Co., Inc. 142,210
748 Clorox Co. (The) 121,857
4,480 Colgate-Palmolive Co. 465,069
3,373 Essity AB, Class B 105,311

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Products, continued
659 Henkel AG & Co. KGaA $ 56,043
1,895 Kimberly-Clark Corp. 269,620
13,254 Procter & Gamble Co. (The) 2,295,593
3,832 Reckitt Benckiser Group plc 234,619
2,400 Unicharm Corp. 86,572
3,776,894
Independent Power and Renewable Electricity Producers
(0.1%):
3,715 AES Corp. (The) 74,523
787 Brookfield Renewable Corp., Class A 25,700
2,069 EDP Renovaveis SA* 36,188
7,411 Meridian Energy, Ltd. 27,958
3,871 RWE AG 140,790
1,985 Vistra Corp. 235,302
540,461
Industrial Conglomerates (1.1%):
3,160 3M Co. 431,972
17,500 CK Hutchison Holdings, Ltd. 99,354
654 DCC plc 44,568
6,212 General Electric Co. 1,171,459
100 Hikari Tsushin, Inc. 22,263
26,100 Hitachi, Ltd. 689,600
3,683 Honeywell International, Inc. 761,313
1,007 Investment AB Latour, Class B 31,442
1,100 Jardine Matheson Holdings, Ltd.* 42,967
7,700 Keppel, Ltd. 39,719
1,031 Lifco AB, Class B 33,962
4,258 Siemens AG, Registered Shares 859,793
1,653 Smiths Group plc 37,120
4,265,532
Industrial REITs (0.3%):
19,644 CapitaLand Ascendas REIT 43,652
9,245 Goodman Group 237,334
9 Nippon Prologis REIT, Inc. 15,422
5,265 Prologis, Inc. 664,864
7,464 Segro plc* 87,346
1,164 Warehouses De Pauw CVA* 31,030
1,079,648
Insurance (3.2%):
1,729 Admiral Group plc 64,476
8,853 Aegon, Ltd. 56,878
3,039 Aflac, Inc. 339,760
810 Ageas SA/NV 43,199
62,600 AIA Group, Ltd. 553,577
2,207 Allianz SE, Registered Shares
+
724,084
1,489 Allstate Corp. (The) 282,389
355 American Financial Group, Inc. 47,783
3,871 American International Group, Inc. 283,473
1,092 Aon plc, Class A 377,821
2,057 Arch Capital Group, Ltd.* 230,137
1,222 Arthur J. Gallagher & Co. 343,834
1,112 ASR Nederland NV 54,521
291 Assurant, Inc. 57,868
16,693 Aviva plc 108,168
10,315 AXA SA 396,936
296 Baloise Holding AG, Registered Shares 60,383
Shares Value
Common Stocks, continued
Insurance, continued
1,338 Brown & Brown, Inc. $ 138,617
2,203 Chubb, Ltd. 635,323
840 Cincinnati Financial Corp. 114,341
4,900 Dai-ichi Life Holdings, Inc. 126,238
141 Erie Indemnity Co., Class A 76,115
228 Everest Group, Ltd. 89,337
117 Fairfax Financial Holdings, Ltd. 147,746
1,514 Fidelity National Financial, Inc. 93,959
6,145 Generali 177,618
673 Gjensidige Forsikring ASA 12,596
1,806 Great-West Lifeco, Inc. 61,593
358 Hannover Rueck SE 102,031
1,668 Hartford Financial Services Group, Inc. (The) 196,173
679 iA Financial Corp., Inc. 56,286
12,708 Insurance Australia Group, Ltd. 64,786
1,014 Intact Financial Corp. 194,732
11,100 Japan Post Holdings Co., Ltd. 105,942
600 Japan Post Insurance Co., Ltd. 10,914
35,326 Legal & General Group plc 106,830
1,019 Loews Corp. 80,552
9,805 Manulife Financial Corp. 289,807
77 Markel Group, Inc.* 120,781
2,773 Marsh & McLennan Cos., Inc. 618,629
17,323 Medibank Pvt, Ltd. 43,816
3,499 MetLife, Inc. 288,597
6,900 MS&AD Insurance Group Holdings, Inc. 160,996
771 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 424,168
1,547 NN Group NV 77,144
3,380 Phoenix Group Holdings plc 25,337
2,955 Poste Italiane SpA 41,463
3,531 Power Corp. of Canada^ 111,390
1,375 Principal Financial Group, Inc. 118,112
3,283 Progressive Corp. (The) 833,094
2,002 Prudential Financial, Inc. 242,442
14,456 Prudential plc 134,828
8,713 QBE Insurance Group, Ltd.* 99,545
2,747 Sampo Oyj, A Shares 128,260
5,400 Sompo Holdings, Inc. 121,004
3,356 Sun Life Financial, Inc. 194,689
7,083 Suncorp Group, Ltd. 88,851
157 Swiss Life Holding AG 131,195
1,730 Swiss Re AG 239,008
3,200 T&D Holdings, Inc. 55,896
10,400 Tokio Marine Holdings, Inc. 381,561
1,271 Travelers Cos., Inc. (The) 297,567
2,488 Tryg A/S 59,011
1,905 W R Berkley Corp. 108,071
556 Willis Towers Watson plc 163,759
821 Zurich Insurance Group AG 495,339
12,711,376
Interactive Media & Services (4.5%):
33,129 Alphabet, Inc., Class A 5,494,445
28,503 Alphabet, Inc., Class C 4,765,417
4,250 Auto Trader Group plc 49,328
2,390 CAR Group, Ltd.* 62,099
12,600 LY Corp. 36,786
1,223 Match Group, Inc.* 46,278
12,360 Meta Platforms, Inc., Class A 7,075,358

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
3,329 Pinterest, Inc., Class A* $ 107,760
296 REA Group, Ltd. 41,310
483 Scout24 SE 41,539
2,004 SEEK, Ltd. 34,562
6,600 Snap, Inc., Class A* 70,620
17,825,502
IT Services (1.3%):
3,508 Accenture plc, Class A 1,240,008
866 Akamai Technologies, Inc.* 87,423
589 Bechtle AG 26,310
856 Capgemini SE 185,400
1,202 CGI, Inc.* 138,324
1,686 Cloudflare, Inc., Class A* 136,380
2,828 Cognizant Technology Solutions Corp., Class A 218,265
352 EPAM Systems, Inc.* 70,058
9,700 Fujitsu, Ltd. 199,015
439 Gartner, Inc.* 222,468
771 GoDaddy, Inc., Class A* 120,877
5,191 International Business Machines Corp. 1,147,626
417 MongoDB, Inc.* 112,736
1,400 NEC Corp. 134,849
1,920 Nomura Research Institute, Ltd. 71,001
3,400 NTT Data Group Corp. 61,180
1,000 Obic Co., Ltd. 35,179
958 Okta, Inc.* 71,218
1,000 Otsuka Corp. 24,669
900 SCSK Corp. 18,593
6,929 Shopify, Inc., Class A* 555,170
1,688 Snowflake, Inc., Class A* 193,884
1,600 TIS, Inc. 40,755
1,063 Twilio, Inc., Class A* 69,329
498 VeriSign, Inc.* 94,600
301 Wix.com, Ltd.* 50,318
5,325,635
Leisure Products (0.0%
†
):
3,200 Bandai Namco Holdings, Inc. 73,164
298 BRP, Inc.^ 17,737
400 Shimano, Inc. 75,842
166,743
Life Sciences Tools & Services (1.1%):
1,613 Agilent Technologies, Inc. 239,498
3,558 Avantor, Inc.* 92,045
260 Bachem Holding AG 21,918
108 Bio-Rad Laboratories, Inc., Class A* 36,134
972 Bio-Techne Corp. 77,692
306 Charles River Laboratories International, Inc.* 60,273
3,734 Danaher Corp. 1,038,127
702 Eurofins Scientific SE 44,487
909 Illumina, Inc.* 118,543
1,026 IQVIA Holdings, Inc.* 243,131
424 Lonza Group AG, Registered Shares 268,278
123 Mettler-Toledo International, Inc.* 184,463
1,162 QIAGEN NV* 52,249
700 Revvity, Inc. 89,425
206 Sartorius Stedim Biotech 43,110
2,162 Thermo Fisher Scientific, Inc. 1,337,348
311 Waters Corp.* 111,926
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
442 West Pharmaceutical Services, Inc. $ 132,671
4,191,318
Machinery (2.0%):
1,646 Alfa Laval AB 79,070
2,150 Alstom SA* 44,681
15,231 Atlas Copco AB, Class A 294,792
8,445 Atlas Copco AB, Class B 144,606
2,738 Caterpillar, Inc. 1,070,887
4,485 CNH Industrial NV 49,474
756 Cummins, Inc. 244,785
2,100 Daifuku Co., Ltd. 40,586
2,626 Daimler Truck Holding AG 98,182
1,501 Deere & Co. 626,412
786 Dover Corp. 150,708
4,031 Epiroc AB, Class A 87,172
2,340 Epiroc AB, Class B 44,361
5,600 FANUC Corp. 163,686
1,873 Fortive Corp. 147,836
952 GEA Group AG 46,550
1,041 Graco, Inc. 91,098
800 Hitachi Construction Machinery Co., Ltd. 19,397
600 Hoshizaki Corp. 20,904
2,525 Husqvarna AB, B Shares 17,716
399 IDEX Corp. 85,585
1,689 Illinois Tool Works, Inc. 442,636
1,318 Indutrade AB 41,011
2,255 Ingersoll Rand, Inc. 221,351
395 Knorr-Bremse AG 35,111
4,900 Komatsu, Ltd. 135,935
1,984 Kone Oyj, Class B 118,670
5,700 Kubota Corp. 80,922
1,500 Makita Corp. 50,769
3,536 Metso Oyj 37,882
2,300 MINEBEA MITSUMI, Inc. 45,383
17,400 Mitsubishi Heavy Industries, Ltd. 258,605
329 Nordson Corp. 86,405
2,191 Otis Worldwide Corp. 227,733
2,893 PACCAR, Inc. 285,481
730 Parker-Hannifin Corp. 461,229
930 Pentair plc 90,945
32 Rational AG 32,611
6,342 Sandvik AB 141,772
204 Schindler Holding AG, Class PC 59,821
110 Schindler Holding AG, Registered Shares 31,312
2,448 SKF AB, B Shares 48,719
300 SMC Corp. 133,507
319 Snap-on, Inc. 92,417
405 Spirax Group plc 40,804
920 Stanley Black & Decker, Inc. 101,320
7,500 Techtronic Industries Co., Ltd. 113,693
600 Toro Co. (The) 52,038
800 Toyota Industries Corp. 61,763
1,285 Trelleborg AB, Class B 49,400
144 VAT Group AG 73,429
863 Volvo AB, Class A 23,041
9,308 Volvo AB, Class B 246,175
2,720 Wartsila OYJ Abp 60,967
1,048 Westinghouse Air Brake Technologies Corp. 190,495
1,379 Xylem, Inc. 186,206

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
1,600 Yaskawa Electric Corp. $ 55,999
7,984,045
Marine Transportation (0.1%):
20 AP Moller - Maersk A/S, Class A 32,421
24 AP Moller - Maersk A/S, Class B 40,381
2,400 Kawasaki Kisen Kaisha, Ltd.^ 37,231
272 Kuehne + Nagel International AG, Class R 74,228
2,100 Mitsui OSK Lines, Ltd.^ 72,346
2,400 Nippon Yusen KK 87,565
4,000 SITC International Holdings Co., Ltd. 10,672
354,844
Media (0.5%):
545 Charter Communications, Inc., Class A* 176,624
22,313 Comcast Corp., Class A 932,014
1,300 Dentsu Group, Inc. 40,015
1,152 Fox Corp., Class A 48,764
968 Fox Corp., Class B 37,558
7,102 Informa plc 78,001
2,288 Interpublic Group of Cos., Inc. (The) 72,369
2,491 News Corp., Class A 66,335
1,148 Omnicom Group, Inc. 118,692
3,327 Paramount Global, Class B 35,333
1,262 Publicis Groupe SA 138,085
2,476 Trade Desk, Inc. (The), Class A* 271,493
3,675 Vivendi SE 42,513
5,465 WPP plc 55,840
2,113,636
Metals & Mining (1.3%):
2,760 Agnico Eagle Mines, Ltd. 222,363
7,231 Anglo American plc 234,971
2,646 Antofagasta plc 71,439
2,946 ArcelorMittal SA 77,305
9,439 Barrick Gold Corp. 187,761
28,385 BHP Group, Ltd. 882,381
2,969 BlueScope Steel, Ltd. 45,401
1,507 Boliden AB 51,147
4,279 First Quantum Minerals, Ltd.* 58,349
9,881 Fortescue, Ltd. 139,314
1,109 Franco-Nevada Corp. 137,758
8,012 Freeport-McMoRan, Inc. 399,959
58,692 Glencore plc 336,039
4,254 Ivanhoe Mines, Ltd.* 63,293
3,100 JFE Holdings, Inc. 41,502
7,700 Kinross Gold Corp. 72,143
4,089 Lundin Mining Corp. 42,846
958 Mineral Resources, Ltd.* 34,258
6,439 Newmont Corp. 344,165
5,300 Nippon Steel Corp.^ 118,353
6,687 Norsk Hydro ASA 43,475
5,989 Northern Star Resources, Ltd.* 65,520
1,338 Nucor Corp. 201,155
1,988 Pan American Silver Corp. 41,515
18,950 Pilbara Minerals, Ltd.*^ 42,589
322 Reliance, Inc. 93,126
6,437 Rio Tinto plc 456,111
2,164 Rio Tinto, Ltd. 192,634
23,062 South32, Ltd. 60,325
Shares Value
Common Stocks, continued
Metals & Mining, continued
833 Steel Dynamics, Inc. $ 105,025
1,100 Sumitomo Metal Mining Co., Ltd. 33,011
2,582 Teck Resources, Ltd., Class B 134,876
573 voestalpine AG 14,922
2,454 Wheaton Precious Metals Corp. 149,893
5,194,924
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
3,240 Annaly Capital Management, Inc. 65,027
Multi-Utilities (0.7%):
1,565 Ameren Corp. 136,875
993 Canadian Utilities, Ltd., Class A 26,369
3,884 CenterPoint Energy, Inc. 114,267
31,540 Centrica plc 49,214
1,619 CMS Energy Corp. 114,350
1,988 Consolidated Edison, Inc. 207,010
4,627 Dominion Energy, Inc. 267,394
1,228 DTE Energy Co. 157,688
12,177 E.ON SE 181,047
10,948 Engie SA 189,100
26,689 National Grid plc* 367,855
2,789 NiSource, Inc. 96,639
2,788 Public Service Enterprise Group, Inc. 248,718
3,583 Sempra 299,646
3,985 Veolia Environnement SA 131,093
1,724 WEC Energy Group, Inc. 165,814
2,753,079
Office REITs (0.1%):
914 Alexandria Real Estate Equities, Inc. 108,537
861 BXP, Inc. 69,276
316 Covivio SA* 19,201
6,489 Dexus 33,970
236 Gecina SA 27,185
7 Japan Real Estate Investment Corp.^ 27,832
50 Nippon Building Fund, Inc. 45,899
331,900
Oil, Gas & Consumable Fuels (3.7%):
1,797 Aker BP ASA 38,664
1,369 Ampol, Ltd. 28,947
2,327 APA Corp. 56,918
3,848 ARC Resources, Ltd. 65,049
94,058 BP plc 496,043
2,490 Cameco Corp. 118,967
11,883 Canadian Natural Resources, Ltd. 394,635
7,838 Cenovus Energy, Inc. 131,107
1,352 Cheniere Energy, Inc. 243,144
9,955 Chevron Corp. 1,466,073
364 Chord Energy Corp. 47,404
6,668 ConocoPhillips 702,007
4,369 Coterra Energy, Inc. 104,638
3,404 Devon Energy Corp. 133,164
939 Diamondback Energy, Inc. 161,884
12,128 Enbridge, Inc. 492,725
17,150 ENEOS Holdings, Inc. 93,383
12,101 Eni SpA 185,130
3,296 EOG Resources, Inc. 405,177
2,174 EQT Corp. 79,655

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
5,182 Equinor ASA $ 131,378
1,050 Expand Energy Corp. 86,363
25,336 Exxon Mobil Corp. 2,969,886
3,214 Galp Energia SGPS SA 60,339
1,636 Hess Corp. 222,169
891 HF Sinclair Corp. 39,712
4,610 Idemitsu Kosan Co., Ltd. 33,103
1,025 Imperial Oil, Ltd. 72,121
6,200 Inpex Corp. 84,112
1,180 Keyera Corp. 36,797
11,553 Kinder Morgan, Inc. 255,206
3,361 Marathon Oil Corp. 89,503
2,031 Marathon Petroleum Corp. 330,870
1,950 Neste Oyj^ 37,891
3,968 Occidental Petroleum Corp. 204,511
981 OMV AG 41,951
3,240 ONEOK, Inc. 295,261
1,492 Ovintiv, Inc. 57,159
697 Parkland Corp. 17,967
3,124 Pembina Pipeline Corp. 128,790
2,330 Phillips 66 306,279
7,492 Repsol SA 99,133
20,801 Santos, Ltd. 101,360
35,824 Shell plc* 1,167,391
7,252 Suncor Energy, Inc. 267,707
1,228 Targa Resources Corp. 181,756
5,871 TC Energy Corp.^ 279,115
111 Texas Pacific Land Corp. 98,206
12,093 TotalEnergies SE 783,708
1,864 Tourmaline Oil Corp. 86,577
1,877 Valero Energy Corp. 253,451
6,801 Williams Cos., Inc. (The) 310,466
11,143 Woodside Energy Group, Ltd. 193,078
14,768,030
Paper & Forest Products (0.1%):
734 Holmen AB, B Shares 31,785
2,152 Mondi plc 40,968
2,811 Stora Enso Oyj, Class R 36,005
2,963 Svenska Cellulosa AB SCA, Class B 43,186
3,253 UPM-Kymmene Oyj 109,009
391 West Fraser Timber Co., Ltd. 38,099
299,052
Passenger Airlines (0.1%):
990 Air Canada* 11,999
1,000 ANA Holdings, Inc. 21,399
962 Delta Air Lines, Inc. 48,860
4,680 Deutsche Lufthansa AG, Registered Shares^ 34,271
1,000 Japan Airlines Co., Ltd.^ 17,563
5,489 Qantas Airways, Ltd.* 28,190
8,850 Singapore Airlines, Ltd. 46,730
710 Southwest Airlines Co. 21,037
230,049
Personal Care Products (0.6%):
583 Beiersdorf AG 87,725
1,339 Estee Lauder Cos., Inc. (The) 133,485
34,483 Haleon plc 180,303
2,900 Kao Corp. 143,724
Shares Value
Common Stocks, continued
Personal Care Products, continued
10,540 Kenvue, Inc. $ 243,790
1,367 L'Oreal SA 612,750
2,100 Shiseido Co., Ltd. 56,926
14,147 Unilever PLC 916,018
2,374,721
Pharmaceuticals (4.9%):
9,600 Astellas Pharma, Inc. 110,204
8,741 AstraZeneca plc 1,361,288
5,513 Bayer AG, Registered Shares 186,167
11,494 Bristol-Myers Squibb Co. 594,700
997 Catalent, Inc.* 60,388
4,000 Chugai Pharmaceutical Co., Ltd. 193,469
10,400 Daiichi Sankyo Co., Ltd. 341,948
1,200 Eisai Co., Ltd. 44,655
4,568 Eli Lilly & Co. 4,046,974
23,538 GSK plc 478,671
1,106 Hikma Pharmaceuticals plc 28,249
123 Ipsen SA 15,132
13,546 Johnson & Johnson 2,195,265
1,400 Kyowa Kirin Co., Ltd. 24,667
14,360 Merck & Co., Inc. 1,630,722
757 Merck KGaA 133,269
11,231 Novartis AG, Registered Shares 1,293,094
18,077 Novo Nordisk A/S, Class B 2,152,825
2,500 Ono Pharmaceutical Co., Ltd. 33,303
612 Orion Oyj, Class B 33,520
2,400 Otsuka Holdings Co., Ltd. 135,364
31,889 Pfizer, Inc. 922,868
582 Recordati Industria Chimica e Farmaceutica SpA 32,932
3,952 Roche Holding AG 1,265,317
187 Roche Holding AG, Class BR 63,965
2,369 Royalty Pharma plc, Class A 67,019
2,248 Sandoz Group AG 93,752
6,368 Sanofi SA 733,588
4,800 Shionogi & Co., Ltd. 68,756
8,850 Takeda Pharmaceutical Co., Ltd. 253,126
7,029 Teva Pharmaceutical Industries, Ltd. ADR* 126,663
733 UCB SA 132,160
5,989 Viatris, Inc. 69,532
2,559 Zoetis, Inc. 499,977
19,423,529
Professional Services (1.0%):
981 Adecco Group AG 33,390
725 Amentum Holdings, Inc.* 23,381
2,339 Automatic Data Processing, Inc. 647,271
688 Booz Allen Hamilton Holding Corp. 111,979
694 Broadridge Financial Solutions, Inc. 149,231
1,956 Bureau Veritas SA 64,908
2,835 Computershare, Ltd. 49,479
1,003 Dayforce, Inc.* 61,434
689 Equifax, Inc. 202,469
5,216 Experian plc 274,738
886 Intertek Group plc 61,235
725 Jacobs Solutions, Inc. 94,902
673 Leidos Holdings, Inc. 109,699
1,782 Paychex, Inc. 239,127
238 Paycom Software, Inc. 39,644
647 Randstad NV^ 32,157

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
8,400 Recruit Holdings Co., Ltd. $ 511,691
10,325 RELX plc 487,721
961 SGS SA, Registered Shares* 107,259
1,147 SS&C Technologies Holdings, Inc. 85,119
227 Teleperformance SE 23,542
926 Thomson Reuters Corp. 157,967
1,006 TransUnion 105,328
805 Verisk Analytics, Inc. 215,708
1,433 Wolters Kluwer NV 241,510
4,130,889
Real Estate Management & Development (0.4%):
116 Azrieli Group, Ltd. 8,097
17,300 CapitaLand Investment, Ltd. 42,079
1,690 CBRE Group, Inc., Class A* 210,371
8,500 CK Asset Holdings, Ltd. 36,938
2,247 CoStar Group, Inc.* 169,514
300 Daito Trust Construction Co., Ltd. 36,449
3,500 Daiwa House Industry Co., Ltd. 110,029
3,858 Fastighets AB Balder, B Shares* 33,909
257 FirstService Corp., Class WI 46,962
6,324 Henderson Land Development Co., Ltd. 19,858
6,600 Hongkong Land Holdings, Ltd. 24,219
2,400 Hulic Co., Ltd. 24,361
403 LEG Immobilien SE* 42,023
6,500 Mitsubishi Estate Co., Ltd. 102,629
14,600 Mitsui Fudosan Co., Ltd. 136,777
1,000 Nomura Real Estate Holdings, Inc. 26,779
1,352 Sagax AB, Class B 38,549
24,117 Sino Land Co., Ltd.* 26,462
1,600 Sumitomo Realty & Development Co., Ltd. 53,784
9,500 Sun Hung Kai Properties, Ltd. 103,170
2,000 Swire Pacific, Ltd., Class A 17,142
498 Swiss Prime Site AG, Registered Shares 55,837
4,099 Vonovia SE* 149,368
11,000 Wharf Real Estate Investment Co., Ltd. 38,919
1,012 Zillow Group, Inc., Class C* 64,616
1,618,841
Residential REITs (0.3%):
1,914 American Homes 4 Rent, Class A 73,478
774 AvalonBay Communities, Inc. 174,344
556 Camden Property Trust 68,683
272 Canadian Apartment Properties REIT 11,061
1,106 Equity LifeStyle Properties, Inc. 78,902
1,836 Equity Residential 136,709
353 Essex Property Trust, Inc. 104,283
3,323 Invitation Homes, Inc. 117,169
645 Mid-America Apartment Communities, Inc. 102,490
705 Sun Communities, Inc. 95,281
1,736 UDR, Inc. 78,710
1,041,110
Retail REITs (0.3%):
32,636 CapitaLand Integrated Commercial Trust 53,921
3,984 Kimco Realty Corp. 92,508
1,137 Klepierre SA 37,278
17,300 Link REIT* 86,474
4,991 Realty Income Corp. 316,529
906 Regency Centers Corp. 65,440
Shares Value
Common Stocks, continued
Retail REITs, continued
27,559 Scentre Group $ 69,756
1,828 Simon Property Group, Inc. 308,969
572 Unibail-Rodamco-Westfield 50,075
24,703 Vicinity, Ltd. 37,853
1,118,803
Semiconductors & Semiconductor Equipment (8.6%):
9,081 Advanced Micro Devices, Inc.* 1,490,010
4,300 Advantest Corp. 204,343
2,809 Analog Devices, Inc. 646,547
4,641 Applied Materials, Inc. 937,714
262 ASM International NV 172,635
2,241 ASML Holding NV 1,867,963
426 BE Semiconductor Industries NV 54,096
24,900 Broadcom, Inc. 4,295,250
500 Disco Corp. 132,243
833 Enphase Energy, Inc.* 94,146
941 Entegris, Inc. 105,891
592 First Solar, Inc.* 147,668
7,690 Infineon Technologies AG 269,108
23,986 Intel Corp. 562,712
755 KLA Corp. 584,680
742 Lam Research Corp. 605,531
400 Lasertec Corp. 66,272
4,936 Marvell Technology, Inc. 355,984
2,934 Microchip Technology, Inc. 235,571
6,203 Micron Technology, Inc. 643,313
278 Monolithic Power Systems, Inc. 257,011
138,744 NVIDIA Corp. 16,849,071
1,454 NXP Semiconductors NV 348,975
2,467 ON Semiconductor Corp.* 179,129
526 Qorvo, Inc.* 54,336
6,329 QUALCOMM, Inc. 1,076,246
8,700 Renesas Electronics Corp. 126,965
2,000 Rohm Co., Ltd.^ 22,456
500 SCREEN Holdings Co., Ltd. 35,120
992 Skyworks Solutions, Inc. 97,980
3,881 STMicroelectronics NV 115,616
2,600 SUMCO Corp. 28,099
932 Teradyne, Inc. 124,823
5,101 Texas Instruments, Inc. 1,053,714
2,500 Tokyo Electron, Ltd. 443,975
34,285,193
Software (8.0%):
2,494 Adobe, Inc.* 1,291,343
468 ANSYS, Inc.* 149,119
1,009 AppLovin Corp., Class A* 131,725
117 Aspen Technology, Inc.* 27,942
929 Atlassian Corp., Class A* 147,534
1,210 Autodesk, Inc.* 333,331
817 Bentley Systems, Inc., Class B 41,512
1,530 Cadence Design Systems, Inc.* 414,676
489 Check Point Software Technologies, Ltd.* 94,284
114 Constellation Software, Inc. 370,924
392 Corpay, Inc.* 122,602
1,281 Crowdstrike Holdings, Inc., Class A* 359,282
280 CyberArk Software, Ltd.* 81,651
3,819 Dassault Systemes SE 151,536
1,620 Datadog, Inc., Class A* 186,397

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
425 Descartes Systems Group, Inc. (The)* $ 43,738
1,230 DocuSign, Inc.* 76,371
1,408 Dynatrace, Inc.* 75,286
137 Fair Isaac Corp.* 266,262
3,703 Fortinet, Inc.* 287,168
3,426 Gen Digital, Inc. 93,975
287 HubSpot, Inc.* 152,569
1,580 Intuit, Inc. 981,180
349 Manhattan Associates, Inc.* 98,202
39,822 Microsoft Corp. 17,135,406
940 MicroStrategy, Inc.* 158,484
219 Monday.com, Ltd.* 60,832
423 Nemetschek SE 43,786
386 Nice, Ltd.* 67,143
1,565 Open Text Corp. 52,101
300 Oracle Corp. 30,849
9,389 Oracle Corp. ADR 1,599,886
10,673 Palantir Technologies, Inc., Class A* 397,036
1,832 Palo Alto Networks, Inc.* 626,178
708 PTC, Inc.* 127,907
592 Roper Technologies, Inc. 329,412
6,257 Sage Group PLC (The) 85,844
5,434 Salesforce, Inc. 1,487,340
1,209 Samsara, Inc., Class A* 58,177
5,914 SAP SE 1,343,255
1,147 ServiceNow, Inc.* 1,025,865
870 Synopsys, Inc.* 440,559
400 Temenos AG, Registered Shares 28,014
800 Trend Micro, Inc. 47,429
234 Tyler Technologies, Inc.* 136,590
846 WiseTech Global, Ltd.* 80,597
1,170 Workday, Inc., Class A* 285,960
951 Xero, Ltd.* 98,644
1,326 Zoom Video Communications, Inc., Class A* 92,475
554 Zscaler, Inc.* 94,701
31,913,079
Specialized REITs (0.7%):
2,632 American Tower Corp. 612,098
2,489 Crown Castle, Inc. 295,270
1,818 Digital Realty Trust, Inc. 294,207
534 Equinix, Inc. 473,994
1,216 Extra Space Storage, Inc. 219,111
1,540 Gaming and Leisure Properties, Inc. 79,233
1,608 Iron Mountain, Inc. 191,079
889 Public Storage 323,480
638 SBA Communications Corp. 153,567
5,725 VICI Properties, Inc. 190,700
4,368 Weyerhaeuser Co. 147,900
2,980,639
Specialty Retail (1.6%):
99 AutoZone, Inc.* 311,854
1,229 Bath & Body Works, Inc. 39,230
1,107 Best Buy Co., Inc. 114,353
331 Burlington Stores, Inc.* 87,212
809 CarMax, Inc.* 62,600
341 Dick's Sporting Goods, Inc. 71,167
1,000 Fast Retailing Co., Ltd. 331,340
2,998 H & M Hennes & Mauritz AB, Class B 51,058
Shares Value
Common Stocks, continued
Specialty Retail, continued
5,584 Home Depot, Inc. (The) $ 2,262,637
6,063 Industria de Diseno Textil SA 358,803
17,355 JD Sports Fashion plc 35,868
12,728 Kingfisher plc 54,910
3,205 Lowe's Cos., Inc. 868,074
500 Nitori Holdings Co., Ltd. 75,836
328 O'Reilly Automotive, Inc.* 377,725
1,846 Ross Stores, Inc. 277,841
6,316 TJX Cos., Inc. (The) 742,383
584 Tractor Supply Co. 169,903
296 Ulta Beauty, Inc.* 115,180
633 Williams-Sonoma, Inc. 98,064
829 Zalando SE* 27,350
400 ZOZO, Inc. 14,539
6,547,927
Technology Hardware, Storage & Peripherals (5.2%):
82,160 Apple, Inc. 19,143,280
1,100 Brother Industries, Ltd. 21,378
5,100 Canon, Inc. 167,517
1,541 Dell Technologies, Inc., Class C 182,670
6,500 FUJIFILM Holdings Corp. 167,678
7,877 Hewlett Packard Enterprise Co. 161,164
5,331 HP, Inc. 191,223
868 Logitech International SA, Class R 77,685
1,232 NetApp, Inc. 152,164
1,842 Pure Storage, Inc., Class A* 92,542
3,600 Ricoh Co., Ltd. 38,798
1,127 Seagate Technology Holdings plc 123,440
1,000 Seiko Epson Corp. 18,446
311 Super Micro Computer, Inc.* 129,501
1,996 Western Digital Corp.* 136,307
20,803,793
Textiles, Apparel & Luxury Goods (0.9%):
941 adidas AG 249,052
4,000 Asics Corp. 83,814
3,125 Cie Financiere Richemont SA, Registered Shares 495,533
864 Deckers Outdoor Corp.* 137,765
709 Gildan Activewear, Inc. 33,376
180 Hermes International SCA 442,835
423 Kering SA 121,139
641 Lululemon Athletica, Inc.* 173,935
1,540 LVMH Moet Hennessy Louis Vuitton SE 1,182,587
1,224 Moncler SpA 77,706
6,880 NIKE, Inc., Class B 608,192
416 Pandora A/S 68,554
767 Puma SE 32,008
437 Swatch Group AG (The) 18,758
120 Swatch Group AG (The), Class BR 25,755
3,751,009
Tobacco (0.6%):
9,691 Altria Group, Inc. 494,629
11,286 British American Tobacco plc 411,489
4,862 Imperial Brands plc 141,392
7,100 Japan Tobacco, Inc. 207,435
8,720 Philip Morris International, Inc. 1,058,608
2,313,553

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Trading Companies & Distributors (0.8%):
1,484 AddTech AB, B Shares $ 44,509
1,088 AerCap Holdings NV 103,055
2,519 Ashtead Group plc 195,491
908 Brenntag SE 67,686
1,941 Bunzl plc 91,812
3,187 Fastenal Co. 227,616
1,141 Ferguson Enterprises, Inc. 224,743
327 IMCD NV 56,844
6,700 ITOCHU Corp. 359,970
8,100 Marubeni Corp. 132,897
18,700 Mitsubishi Corp. 386,487
14,800 Mitsui & Co., Ltd. 329,616
1,400 MonotaRO Co., Ltd. 23,302
1,239 Reece, Ltd. 24,468
1,346 Rexel SA 38,987
6,300 Sumitomo Corp. 140,885
483 Toromont Industries, Ltd. 47,154
4,200 Toyota Tsusho Corp. 75,970
379 United Rentals, Inc. 306,888
253 W.W. Grainger, Inc. 262,819
193 Watsco, Inc. 94,933
3,236,132
Transportation Infrastructure (0.1%):
435 Aena SME SA 95,710
215 Aeroports de Paris SA 27,638
8,354 Auckland International Airport, Ltd. 39,584
1,886 Getlink SE 33,638
17,059 Transurban Group* 154,766
351,336
Water Utilities (0.1%):
1,102 American Water Works Co., Inc. 161,156
1,659 Essential Utilities, Inc. 63,988
1,696 Severn Trent plc 59,916
3,366 United Utilities Group plc 47,103
332,163
Wireless Telecommunication Services (0.4%):
8,300 KDDI Corp. 265,701
2,319 Rogers Communications, Inc., Class B 93,254
165,000 SoftBank Corp. 215,476
5,800 SoftBank Group Corp. 342,443
2,292 Tele2 AB, B Shares 25,940
3,035 T-Mobile US, Inc. 626,303
126,827 Vodafone Group plc 127,276
1,696,393
Total Common Stocks (Cost $237,938,487) 394,071,837
Preferred Stocks (0.1%):
Automobiles (0.1%):
335 Bayerische Motoren Werke AG, 8.10%, 5/15/20 27,698
634 Dr. Ing hc F Porsche AG, 3.23% 50,451
796 Porsche Automobil Holding SE, 6.23%, 5/20/20 36,405
1,181 Volkswagen AG, 9.53%, 5/8/20 124,941
239,495
Household Products (0.0%
†
):
1,047 Henkel AG & Co. KGaA, 2.19%, 4/21/20 98,366
Shares Value
Preferred Stocks, continued
Life Sciences Tools & Services (0.0%
†
):
144 Sartorius AG, 0.29% $ 40,354
Total Preferred Stocks (Cost $497,915) 378,215
Contracts
Warrant (0.0%
†
):
Software (0.0%
†
):
147 Constellation Software, Inc., 3/31/40*(a) —
Total Warrant (Cost $—) —
Shares
Affiliated Investment Company (0.6%):
Money Market (0.6%):
2,179,662 BlackRock Liquidity FedFund, Institutional Class ,
5.03%
+
(b)(c) 2,179,662
Total Affiliated Investment Company (Cost $2,179,662) 2,179,662
Unaffiliated Investment Company (0.0%
†
):
Money Markets (0.0%
†
):
194,544 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.01%(c) 194,544
Total Unaffiliated Investment Company (Cost $194,544) 194,544
Total Investment Securities
(Cost $240,810,608) — 99.8% 396,824,258
Net other assets (liabilities) — 0.2% 645,642
Net Assets — 100.0% $ 397,469,900

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024.
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $2,077,992.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of September 30, 2024.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(c) The rate represents the effective yield at September 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2024:
(Unaudited)
Country Percentage
Australia 1.9%
Austria —%
†
Belgium 0.2%
Bermuda 0.1%
Canada 3.1%
Chile —%
†
Denmark 0.8%
Finland 0.3%
France 2.8%
Germany 2.2%
Hong Kong 0.5%
Ireland 1.0%
Israel 0.2%
Italy 0.6%
Japan 5.7%
Jordan —%
†
Luxembourg —%
†
Macau —%
†
Netherlands 1.3%
New Zealand 0.1%
Norway 0.1%
Portugal —%
†
Singapore 0.4%
Spain 0.7%
Sweden 0.8%
Switzerland 2.8%
United Kingdom 3.7%
United States 70.6%
Uruguay 0.1%
100.0%
† Represents less than 0.05%.
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
DJ EURO STOXX 50 December Futures (Euro) 12/20/24 6 $ 335,904 $ 5,525
FTSE 100 Index December Futures (British Pounds) 12/20/24 3 332,378 (571)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/20/24 7 2,034,988 20,922
SGX NIKKEI 225 Index December Futures (Japanese Yen) 12/12/24 2 263,308 148
$ 26,024

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.6%):
Aerospace & Defense (0.5%):
1,587 Axon Enterprise, Inc.* $ 634,165
2,082 Boeing Co. (The)* 316,547
399 BWX Technologies, Inc. 43,371
943 HEICO Corp. 246,576
1,768 HEICO Corp., Class A 360,248
566 Howmet Aerospace, Inc. 56,741
230 Loar Holdings, Inc.*^ 17,156
1,501 Lockheed Martin Corp. 877,425
238 TransDigm Group, Inc. 339,657
2,891,886
Air Freight & Logistics (0.0%
†
):
542 Expeditors International of Washington, Inc. 71,219
Automobiles (2.6%):
61,084 Tesla, Inc.* 15,981,407
Banks (0.2%):
70,164 NU Holdings, Ltd., Class A* 957,738
214 Popular, Inc. 21,458
979,196
Beverages (1.4%):
42 Boston Beer Co., Inc. (The), Class A* 12,144
4,035 Celsius Holdings, Inc.* 126,538
48,888 Coca-Cola Co. (The) 3,513,092
12,585 Monster Beverage Corp.* 656,559
23,870 PepsiCo, Inc. 4,059,093
8,367,426
Biotechnology (1.6%):
16,822 AbbVie, Inc. 3,322,008
2,495 Alnylam Pharmaceuticals, Inc.* 686,200
9,181 Amgen, Inc. 2,958,210
2,288 Apellis Pharmaceuticals, Inc.* 65,986
1,440 Exact Sciences Corp.* 98,093
5,259 Exelixis , Inc.* 136,471
251 Incyte Corp.* 16,591
3,137 Ionis Pharmaceuticals, Inc.* 125,668
2,446 Natera , Inc.* 310,520
2,169 Neurocrine Biosciences, Inc.* 249,912
186 Regeneron Pharmaceuticals, Inc.* 195,531
1,976 Sarepta Therapeutics, Inc.* 246,783
1,855 Ultragenyx Pharmaceutical, Inc.* 103,045
2,852 Vertex Pharmaceuticals, Inc.* 1,326,408
2,410 Viking Therapeutics, Inc.* 152,577
9,994,003
Broadline Retail (6.4%):
204,271 Amazon.com, Inc.* 38,061,816
25,769 Coupang , Inc.* 632,629
1,527 Etsy, Inc.* 84,794
38,779,239
Building Products (0.3%):
1,565 AAON, Inc. 168,770
577 Advanced Drainage Systems, Inc. 90,681
331 Armstrong World Industries, Inc. 43,504
2,309 AZEK Co., Inc. (The)* 108,061
250 Builders FirstSource , Inc.* 48,465
Shares Value
Common Stocks, continued
Building Products, continued
147 Carlisle Cos., Inc. $ 66,113
704 Lennox International, Inc. 425,420
110 Simpson Manufacturing Co., Inc. 21,040
1,666 Trane Technologies plc 647,624
2,447 Trex Co., Inc.* 162,921
1,782,599
Capital Markets (1.6%):
1,999 Ameriprise Financial, Inc. 939,150
3,963 Ares Management Corp., Class A 617,594
15,514 Blackstone, Inc. 2,375,659
10,472 Blue Owl Capital, Inc. 202,738
3,141 Charles Schwab Corp. (The) 203,568
3,639 Coinbase Global, Inc., Class A* 648,360
309 FactSet Research Systems, Inc. 142,094
1,872 Goldman Sachs Group, Inc. (The) 926,846
142 Houlihan Lokey , Inc. 22,439
1,164 Jefferies Financial Group, Inc. 71,644
4,293 KKR & Co., Inc. 560,580
2,347 Lazard, Inc. 118,242
1,618 LPL Financial Holdings, Inc. 376,395
3,468 Moody's Corp. 1,645,878
1,570 Morgan Stanley 163,657
556 Morningstar, Inc. 177,431
986 MSCI, Inc. 574,769
477 TPG, Inc. 27,456
1,051 Tradeweb Markets, Inc., Class A 129,977
705 XP, Inc., Class A 12,648
9,937,125
Chemicals (0.5%):
651 Celanese Corp. 88,510
4,754 Ecolab, Inc. 1,213,839
658 RPM International, Inc. 79,618
4,690 Sherwin-Williams Co. (The) 1,790,032
3,171,999
Commercial Services & Supplies (0.8%):
7,236 Cintas Corp. 1,489,748
17,791 Copart , Inc.* 932,248
6,043 Rollins, Inc. 305,655
1,225 Tetra Tech, Inc. 57,771
2,386 Veralto Corp. 266,898
8,812 Waste Management, Inc. 1,829,371
4,881,691
Communications Equipment (0.5%):
5,660 Arista Networks, Inc.* 2,172,421
1,713 Motorola Solutions, Inc. 770,216
18 Ubiquiti, Inc. 3,991
2,946,628
Construction & Engineering (0.1%):
750 Comfort Systems USA, Inc. 292,763
421 EMCOR Group, Inc. 181,253
952 Quanta Services, Inc. 283,839
1,267 WillScot Holdings Corp.* 47,639
805,494

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction Materials (0.1%):
596 Eagle Materials, Inc. $ 171,439
79 Martin Marietta Materials, Inc. 42,522
782 Vulcan Materials Co. 195,836
409,797
Consumer Finance (0.2%):
855 Ally Financial, Inc. 30,429
4,665 American Express Co. 1,265,148
112 Credit Acceptance Corp.* 49,663
3,730 SoFi Technologies, Inc.* 29,318
1,374,558
Consumer Staples Distribution & Retail (1.5%):
137 Casey's General Stores, Inc. 51,472
9,744 Costco Wholesale Corp. 8,638,251
501 Performance Food Group Co.* 39,264
6,868 Sysco Corp. 536,116
9,265,103
Containers & Packaging (0.0%
†
):
692 Avery Dennison Corp. 152,766
181 Sealed Air Corp. 6,570
159,336
Distributors (0.1%):
831 Pool Corp. 313,121
Diversified Consumer Services (0.1%):
181 Bright Horizons Family Solutions, Inc.* 25,363
841 Duolingo , Inc.* 237,179
196 Grand Canyon Education, Inc.* 27,803
620 H&R Block, Inc. 39,401
329,746
Diversified Telecommunication Services (0.0%
†
):
250 Iridium Communications, Inc. 7,613
Electric Utilities (0.1%):
1,148 Constellation Energy Corp. 298,503
2,004 NRG Energy, Inc. 182,564
481,067
Electrical Equipment (0.2%):
661 Generac Holdings, Inc.* 105,020
242 Rockwell Automation, Inc. 64,967
7,980 Vertiv Holdings Co., Class A 793,930
963,917
Electronic Equipment, Instruments & Components (0.2%):
15,231 Amphenol Corp., Class A 992,452
1,468 CDW Corp. 332,208
221 Jabil, Inc. 26,483
251 Zebra Technologies Corp.* 92,950
1,444,093
Energy Equipment & Services (0.0%
†
):
1,653 Weatherford International plc 140,373
Entertainment (1.5%):
1,598 Liberty Media Corp-Liberty Formula One* 123,733
3,428 Live Nation Entertainment, Inc.* 375,332
Shares Value
Common Stocks, continued
Entertainment, continued
9,404 Netflix, Inc.* $ 6,669,975
11,258 ROBLOX Corp., Class A* 498,279
391 Roku, Inc.* 29,192
3,203 Spotify Technology SA* 1,180,402
248 TKO Group Holdings, Inc.* 30,680
8,907,593
Financial Services (3.5%):
8,633 Apollo Global Management, Inc. 1,078,348
5,100 Block, Inc.* 342,363
7,546 Equitable Holdings, Inc. 317,158
4,037 Fiserv, Inc.* 725,247
18,162 Mastercard , Inc., Class A 8,968,396
1,383 Shift4 Payments, Inc., Class A*^ 122,534
9,445 Toast, Inc., Class A* 267,388
604 UWM Holdings Corp. 5,146
34,628 Visa, Inc., Class A 9,520,969
1,195 Western Union Co. (The) 14,256
89 WEX, Inc.* 18,666
21,380,471
Food Products (0.0%
†
):
318 Freshpet , Inc.* 43,493
470 Hershey Co. (The) 90,136
1,058 Lamb Weston Holdings, Inc. 68,495
202,124
Ground Transportation (1.0%):
180 Avis Budget Group, Inc. 15,766
5,362 Lyft, Inc., Class A* 68,366
4,321 Old Dominion Freight Line, Inc. 858,323
354 Saia, Inc.* 154,790
44,157 Uber Technologies, Inc.* 3,318,840
787 U-Haul Holding Co. 56,664
6,403 Union Pacific Corp. 1,578,211
2,452 XPO, Inc.* 263,615
6,314,575
Health Care Equipment & Supplies (1.2%):
929 Align Technology, Inc.* 236,263
8,665 Dexcom , Inc.* 580,902
2,617 Edwards Lifesciences Corp.* 172,696
919 GE HealthCare Technologies, Inc. 86,248
1,814 IDEXX Laboratories, Inc.* 916,469
636 Inspire Medical Systems, Inc.* 134,228
1,521 Insulet Corp.* 354,013
7,764 Intuitive Surgical, Inc.* 3,814,220
510 Masimo Corp.* 67,998
825 Penumbra, Inc.* 160,306
841 ResMed , Inc. 205,305
2,361 Stryker Corp. 852,935
7,581,583
Health Care Providers & Services (0.7%):
3,145 Cardinal Health, Inc. 347,585
3,698 Cencora , Inc. 832,346
35 Chemed Corp. 21,034
582 Cigna Group (The) 201,628
1,057 DaVita, Inc.* 173,274
820 Elevance Health, Inc. 426,400

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
1,038 HCA Healthcare, Inc. $ 421,874
1,237 McKesson Corp. 611,598
788 Molina Healthcare, Inc.* 271,513
1,367 UnitedHealth Group, Inc. 799,258
4,106,510
Health Care Technology (0.1%):
79 Doximity , Inc., Class A* 3,442
3,284 Veeva Systems, Inc., Class A* 689,213
692,655
Hotels, Restaurants & Leisure (2.2%):
9,604 Airbnb, Inc., Class A* 1,217,883
703 Booking Holdings, Inc. 2,961,120
1,729 Cava Group, Inc.* 214,137
30,001 Chipotle Mexican Grill, Inc.* 1,728,657
565 Choice Hotels International, Inc. 73,619
1,517 Churchill Downs, Inc. 205,113
1,331 Darden Restaurants, Inc. 218,457
278 Domino's Pizza, Inc. 119,579
6,630 DoorDash , Inc., Class A* 946,300
9,674 DraftKings , Inc.* 379,221
829 Dutch Bros, Inc., Class A* 26,553
2,764 Expedia Group, Inc.* 409,127
2,806 Hilton Worldwide Holdings, Inc. 646,783
145 Hyatt Hotels Corp., Class A 22,069
7,760 Las Vegas Sands Corp. 390,638
2,068 Light & Wonder, Inc.* 187,630
995 McDonald's Corp. 302,987
9,808 Norwegian Cruise Line Holdings, Ltd.* 201,162
1,083 Planet Fitness, Inc., Class A* 87,961
1,774 Royal Caribbean Cruises, Ltd. 314,637
19,285 Starbucks Corp. 1,880,095
1,438 Texas Roadhouse, Inc. 253,951
731 Vail Resorts, Inc. 127,406
1,932 Wendy's Co. (The) 33,849
636 Wingstop , Inc. 264,627
161 Wynn Resorts, Ltd. 15,437
2,353 Yum! Brands, Inc. 328,738
13,557,736
Household Durables (0.0%
†
):
300 SharkNinja , Inc. 32,613
3,844 Tempur Sealy International, Inc. 209,882
53 TopBuild Corp.* 21,561
264,056
Household Products (0.6%):
2,722 Clorox Co. (The) 443,441
9,890 Colgate-Palmolive Co. 1,026,681
3,048 Kimberly-Clark Corp. 433,669
11,565 Procter & Gamble Co. (The) 2,003,058
3,906,849
Independent Power and Renewable Electricity Producers
(0.2%):
7,660 Vistra Corp. 908,016
Industrial Conglomerates (0.3%):
2,220 3M Co. 303,474
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
5,152 General Electric Co. $ 971,564
2,233 Honeywell International, Inc. 461,584
1,736,622
Insurance (0.7%):
939 Allstate Corp. (The) 178,081
341 Arthur J. Gallagher & Co. 95,947
2,244 Brown & Brown, Inc. 232,479
146 Everest Group, Ltd. 57,207
481 Kinsale Capital Group, Inc. 223,939
69 Markel Group, Inc.* 108,232
1,469 Marsh & McLennan Cos., Inc. 327,719
10,826 Progressive Corp. (The) 2,747,206
2,186 Ryan Specialty Holdings, Inc. 145,129
4,115,939
Interactive Media & Services (11.1%):
129,188 Alphabet, Inc., Class A 21,425,830
108,254 Alphabet, Inc., Class C 18,098,986
48,190 Meta Platforms, Inc., Class A 27,585,883
12,983 Pinterest, Inc., Class A* 420,260
826 Trump Media & Technology Group Corp.*^ 13,274
67,544,233
IT Services (0.6%):
6,660 Cloudflare , Inc., Class A* 538,727
80 EPAM Systems, Inc.* 15,923
1,649 Gartner, Inc.* 835,647
725 Globant SA* 143,652
3,127 GoDaddy , Inc., Class A* 490,251
1,489 MongoDB, Inc.* 402,551
1,583 Okta , Inc.* 117,680
6,953 Snowflake, Inc., Class A* 798,622
714 Twilio , Inc., Class A* 46,567
123 VeriSign, Inc.* 23,365
3,412,985
Leisure Products (0.0%
†
):
2,785 Hasbro, Inc. 201,411
582 YETI Holdings, Inc.* 23,880
225,291
Life Sciences Tools & Services (0.2%):
1,082 10X Genomics, Inc., Class A* 24,432
1,523 Bruker Corp. 105,178
467 IQVIA Holdings, Inc.* 110,665
582 Medpace Holdings, Inc.* 194,272
183 Repligen Corp.* 27,234
772 Waters Corp.* 277,835
951 West Pharmaceutical Services, Inc. 285,452
1,025,068
Machinery (0.2%):
1,540 Caterpillar, Inc. 602,325
2,472 Illinois Tool Works, Inc. 647,837
353 Lincoln Electric Holdings, Inc. 67,783
1,317,945
Media (0.2%):
26 Liberty Broadband Corp., Class A* 1,997

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
616 Liberty Broadband Corp., Class C* $ 47,611
300 Nexstar Media Group, Inc. 49,605
9,759 Trade Desk, Inc. (The), Class A* 1,070,074
1,169,287
Metals & Mining (0.0%
†
):
3,507 Cleveland-Cliffs, Inc.* 44,784
1,856 Southern Copper Corp. 214,684
259,468
Oil, Gas & Consumable Fuels (0.4%):
2,894 Antero Midstream Corp. 43,555
2,594 Cheniere Energy, Inc. 466,505
630 Civitas Resources, Inc. 31,922
803 EQT Corp. 29,422
4,018 Hess Corp. 545,644
548 New Fortress Energy, Inc.^ 4,981
3,065 Permian Resources Corp. 41,715
4,789 Targa Resources Corp. 708,820
409 Texas Pacific Land Corp. 361,859
611 Viper Energy, Inc. 27,562
2,261,985
Paper & Forest Products (0.0%
†
):
1,030 Louisiana-Pacific Corp. 110,684
Personal Care Products (0.1%):
1,212 elf Beauty, Inc.* 132,144
1,907 Estee Lauder Cos., Inc. (The) 190,109
322,253
Pharmaceuticals (3.9%):
17,602 Eli Lilly & Co. 15,594,316
2,358 Intra-Cellular Therapies, Inc.* 172,535
55,730 Merck & Co., Inc. 6,328,699
8,261 Zoetis, Inc. 1,614,034
23,709,584
Professional Services (0.8%):
8,366 Automatic Data Processing, Inc. 2,315,123
2,825 Booz Allen Hamilton Holding Corp. 459,797
2,371 Broadridge Financial Solutions, Inc. 509,836
322 Dayforce , Inc.* 19,722
566 Equifax, Inc. 166,325
262 KBR, Inc. 17,064
2,506 Paychex, Inc. 336,280
735 Paycom Software, Inc. 122,429
1,004 Paylocity Holding Corp.* 165,630
253 TransUnion 26,489
3,133 Verisk Analytics, Inc. 839,519
4,978,214
Real Estate Management & Development (0.0%
†
):
336 Jones Lang LaSalle, Inc.* 90,656
Retail REITs (0.1%):
1,791 Simon Property Group, Inc. 302,715
Semiconductors & Semiconductor Equipment (16.2%):
23,351 Advanced Micro Devices, Inc.* 3,831,432
16,804 Applied Materials, Inc. 3,395,248
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
99,939 Broadcom, Inc. $ 17,239,477
2,888 Enphase Energy, Inc.* 326,402
3,290 Entegris , Inc. 370,224
2,960 KLA Corp. 2,292,254
2,864 Lam Research Corp. 2,337,253
2,685 Lattice Semiconductor Corp.* 142,493
1,571 Marvell Technology, Inc. 113,301
1,033 Monolithic Power Systems, Inc. 955,009
514,529 NVIDIA Corp. 62,484,402
288 Onto Innovation, Inc.* 59,777
23,021 QUALCOMM, Inc. 3,914,721
3,057 Teradyne, Inc. 409,424
2,434 Texas Instruments, Inc. 502,791
539 Universal Display Corp. 113,136
98,487,344
Software (18.7%):
9,748 Adobe, Inc.* 5,047,319
504 Appfolio , Inc., Class A* 118,642
5,765 AppLovin Corp., Class A* 752,621
3,491 Atlassian Corp., Class A* 554,406
4,725 Autodesk, Inc.* 1,301,643
3,211 Bentley Systems, Inc., Class B 163,151
584 BILL Holdings, Inc.* 30,812
5,983 Cadence Design Systems, Inc.* 1,621,572
5,539 Confluent, Inc., Class A* 112,885
1,524 Corpay , Inc.* 476,646
4,986 Crowdstrike Holdings, Inc., Class A* 1,398,423
6,546 Datadog , Inc., Class A* 753,183
4,391 DocuSign, Inc.* 272,637
1,860 DoubleVerify Holdings, Inc.* 31,322
1,738 Dropbox, Inc., Class A* 44,197
6,479 Dynatrace , Inc.* 346,432
1,864 Elastic NV* 143,081
444 Fair Isaac Corp.* 862,923
1,643 Five9, Inc.* 47,203
11,265 Fortinet, Inc.* 873,601
2,715 Gitlab , Inc., Class A* 139,931
853 Guidewire Software, Inc.* 156,048
2,424 HashiCorp , Inc., Class A* 82,077
1,083 HubSpot , Inc.* 575,723
6,001 Intuit, Inc. 3,726,621
1,336 Manhattan Associates, Inc.* 375,924
163,514 Microsoft Corp. 70,360,074
220 MicroStrategy , Inc.* 37,092
1,170 nCino , Inc.* 36,960
1,427 Nutanix , Inc., Class A* 84,550
34,521 Oracle Corp. ADR 5,882,378
44,258 Palantir Technologies, Inc., Class A* 1,646,398
6,767 Palo Alto Networks, Inc.* 2,312,961
842 Pegasystems , Inc. 61,542
2,412 Procore Technologies, Inc.* 148,869
1,545 PTC, Inc.* 279,120
1,786 RingCentral, Inc., Class A* 56,491
17,475 Salesforce, Inc. 4,783,082
645 SentinelOne , Inc., Class A* 15,428
4,513 ServiceNow , Inc.* 4,036,382
2,672 Smartsheet , Inc., Class A* 147,922
3,344 Synopsys, Inc.* 1,693,368
2,254 Teradata Corp.* 68,386

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024.
Shares Value
Common Stocks, continued
Software, continued
797 Tyler Technologies, Inc.* $ 465,225
8,380 UiPath , Inc., Class A* 107,264
2,389 Unity Software, Inc.* 54,039
4,689 Workday, Inc., Class A* 1,146,039
2,000 Zscaler , Inc.* 341,880
113,774,473
Specialized REITs (0.5%):
10,260 American Tower Corp. 2,386,065
117 Equinix , Inc. 103,853
3,653 Iron Mountain, Inc. 434,086
503 Lamar Advertising Co., Class A 67,201
551 Public Storage 200,492
3,191,697
Specialty Retail (2.3%):
348 AutoZone, Inc.* 1,096,214
1,390 Burlington Stores, Inc.* 366,237
224 CarMax, Inc.* 17,333
846 Carvana Co.* 147,297
119 Dick's Sporting Goods, Inc. 24,835
985 Five Below, Inc.* 87,025
878 Floor & Decor Holdings, Inc., Class A* 109,021
17,397 Home Depot, Inc. (The) 7,049,265
398 Murphy USA, Inc. 196,162
1,186 O'Reilly Automotive, Inc.* 1,365,798
68 RH* 22,741
1,626 Ross Stores, Inc. 244,729
14,718 TJX Cos., Inc. (The) 1,729,954
2,404 Tractor Supply Co. 699,396
899 Ulta Beauty, Inc.* 349,819
2,960 Valvoline, Inc.* 123,876
1,597 Williams-Sonoma, Inc. 247,407
13,877,109
Technology Hardware, Storage & Peripherals (12.5%):
319,619 Apple, Inc. 74,471,227
897 Dell Technologies, Inc., Class C 106,330
5,424 HP, Inc. 194,559
1,980 NetApp, Inc. 244,550
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
5,502 Pure Storage, Inc., Class A* $ 276,420
1,107 Super Micro Computer, Inc.* 460,955
75,754,041
Textiles, Apparel & Luxury Goods (0.5%):
245 Crocs, Inc.* 35,478
3,390 Deckers Outdoor Corp.* 540,536
2,632 Lululemon Athletica , Inc.* 714,193
16,351 NIKE, Inc., Class B 1,445,428
353 Skechers USA, Inc., Class A* 23,623
2,759,258
Trading Companies & Distributors (0.3%):
2,498 Core & Main, Inc., Class A* 110,911
10,546 Fastenal Co. 753,195
285 Ferguson Enterprises, Inc. 56,593
366 SiteOne Landscape Supply, Inc.* 55,233
344 United Rentals, Inc. 278,547
829 W.W. Grainger, Inc. 861,174
2,115,653
Total Common Stocks (Cost $186,979,539) 605,843,308
Affiliated Investment Company (0.0%
†
):
Money Market (0.0%
†
):
156,257 BlackRock Liquidity FedFund , Institutional Class ,
5.03%
+
(a)(b) 156,257
Total Affiliated Investment Company (Cost $156,257) 156,257
Unaffiliated Investment Company (0.4%):
Money Markets (0.4%):
2,635,772 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.01%(b) 2,635,772
Total Unaffiliated Investment Company (Cost $2,635,772) 2,635,772
Total Investment Securities
(Cost $189,771,568) — 100.0% 608,635,337
Net other assets (liabilities) — 0.0%
†
(271,427)
Net Assets — 100.0% $ 608,363,910
ADR—American Depository Receipt
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $154,718.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(b) The rate represents the effective yield at September 30, 2024.
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
NASDAQ 100 E-Mini December Futures (U.S. Dollar) 12/20/24 7 $ 2,836,575 $ 77,691
$ 77,691

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
bla
Shares Value
Common Stocks (99.5%):
Aerospace & Defense (2.7%):
13,053 Boeing Co. (The)* $ 1,984,578
2,017 BWX Technologies, Inc. 219,248
1,060 Curtiss-Wright Corp. 348,411
7,374 General Dynamics Corp. 2,228,423
2,299 Hexcel Corp. 142,147
10,147 Howmet Aerospace, Inc. 1,017,237
1,024 Huntington Ingalls Industries, Inc. 270,725
5,093 L3Harris Technologies, Inc. 1,211,472
3,916 Lockheed Martin Corp. 2,289,137
3,719 Northrop Grumman Corp. 1,963,892
35,916 RTX Corp. 4,351,583
2,649 Spirit AeroSystems Holdings, Inc., Class A* 86,119
5,062 Textron, Inc. 448,392
1,176 TransDigm Group, Inc. 1,678,305
1,654 Woodward, Inc. 283,677
18,523,346
Air Freight & Logistics (0.8%):
3,188 CH Robinson Worldwide, Inc. 351,860
3,122 Expeditors International of Washington, Inc. 410,231
6,089 FedEx Corp. 1,666,437
3,262 GXO Logistics, Inc.* 169,852
19,659 United Parcel Service, Inc., Class B 2,680,308
5,278,688
Automobile Components (0.2%):
7,282 Aptiv plc* 524,377
6,364 BorgWarner, Inc. 230,950
6,429 Gentex Corp. 190,877
1,569 Lear Corp. 171,256
9,262 QuantumScape Corp.* 53,256
1,170,716
Automobiles (0.4%):
105,360 Ford Motor Co. 1,112,602
30,132 General Motors Co. 1,351,119
3,223 Harley-Davidson, Inc. 124,182
25,457 Lucid Group, Inc.*^ 89,863
21,074 Rivian Automotive, Inc., Class A* 236,450
1,413 Thor Industries, Inc. 155,275
3,069,491
Banks (6.6%):
182,812 Bank of America Corp. 7,253,980
2,607 Bank OZK 112,075
589 BOK Financial Corp. 61,621
51,766 Citigroup, Inc. 3,240,552
12,217 Citizens Financial Group, Inc. 501,752
5,468 Columbia Banking System, Inc. 142,770
3,552 Comerica, Inc. 212,800
3,156 Commerce Bancshares, Inc. 187,466
1,634 Cullen/Frost Bankers, Inc.^ 182,779
3,834 East West Bancorp, Inc. 317,225
18,490 Fifth Third Bancorp 792,112
323 First Citizens BancShares , Inc., Class A 594,627
3,683 First Hawaiian, Inc. 85,261
15,171 First Horizon Corp. 235,606
9,623 FNB Corp. 135,781
38,715 Huntington Bancshares, Inc. 569,111
Shares Value
Common Stocks, continued
Banks, continued
77,286 JPMorgan Chase & Co. $ 16,296,526
24,501 KeyCorp 410,392
4,499 M&T Bank Corp. 801,362
2,106 Pinnacle Financial Partners, Inc. 206,325
10,696 PNC Financial Services Group, Inc. (The) 1,977,156
1,778 Popular, Inc. 178,280
2,472 Prosperity Bancshares, Inc. 178,157
24,604 Regions Financial Corp. 574,011
3,973 Synovus Financial Corp. 176,679
690 TFS Financial Corp. 8,873
36,155 Truist Financial Corp. 1,546,349
41,977 US Bancorp 1,919,608
4,744 Webster Financial Corp. 221,118
94,279 Wells Fargo & Co. 5,325,821
2,984 Western Alliance Bancorp 258,086
1,704 Wintrust Financial Corp. 184,935
3,850 Zions Bancorp NA 181,797
45,070,993
Beverages (1.1%):
201 Boston Beer Co., Inc. (The), Class A* 58,117
1,353 Brown-Forman Corp., Class A 65,052
4,789 Brown-Forman Corp., Class B 235,619
44,775 Coca-Cola Co. (The) 3,217,531
164 Coca-Cola Consolidated, Inc. 215,890
4,302 Constellation Brands, Inc., Class A 1,108,582
28,451 Keurig Dr Pepper, Inc. 1,066,343
4,865 Molson Coors Beverage Co., Class B 279,835
3,815 Monster Beverage Corp.* 199,029
7,795 PepsiCo, Inc. 1,325,540
7,771,538
Biotechnology (2.4%):
27,182 AbbVie, Inc. 5,367,901
393 Alnylam Pharmaceuticals, Inc.* 108,087
3,176 Amgen, Inc. 1,023,339
3,966 Biogen, Inc.* 768,770
4,959 BioMarin Pharmaceutical, Inc.* 348,568
3,068 Exact Sciences Corp.* 208,992
855 Exelixis , Inc.* 22,187
33,656 Gilead Sciences, Inc. 2,821,719
562 GRAIL, Inc.* 7,733
4,033 Incyte Corp.* 266,581
101 Ionis Pharmaceuticals, Inc.* 4,046
8,758 Moderna , Inc.* 585,297
2,585 Regeneron Pharmaceuticals, Inc.* 2,717,456
9,741 Roivant Sciences, Ltd.* 112,411
1,157 United Therapeutics Corp.* 414,611
3,471 Vertex Pharmaceuticals, Inc.* 1,614,293
16,391,991
Broadline Retail (0.2%):
85 Dillard's, Inc., Class A^ 32,614
13,723 eBay, Inc. 893,504
1,125 Etsy, Inc.* 62,471
3,178 Kohl's Corp. 67,056
7,440 Macy's, Inc. 116,734
2,780 Nordstrom, Inc. 62,522

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Broadline Retail, continued
1,694 Ollie's Bargain Outlet Holdings, Inc.* $ 164,657
1,399,558
Building Products (1.2%):
3,166 A O Smith Corp. 284,402
1,147 Advanced Drainage Systems, Inc. 180,263
2,431 Allegion plc ADR 354,294
736 Armstrong World Industries, Inc. 96,733
1,189 AZEK Co., Inc. (The)* 55,645
2,912 Builders FirstSource , Inc.* 564,520
1,093 Carlisle Cos., Inc. 491,577
22,730 Carrier Global Corp. 1,829,538
3,412 Fortune Brands Innovations, Inc. 305,476
2,751 Hayward Holdings, Inc.* 42,200
17,992 Johnson Controls International plc 1,396,359
5,859 Masco Corp. 491,804
2,280 Owens Corning 402,466
1,067 Simpson Manufacturing Co., Inc. 204,085
4,022 Trane Technologies plc 1,563,472
8,262,834
Capital Markets (4.8%):
888 Affiliated Managers Group, Inc. 157,886
245 Ameriprise Financial, Inc. 115,103
19,921 Bank of New York Mellon Corp. (The) 1,431,523
3,988 Blackrock Finance, Inc.+ 3,786,646
5,935 Carlyle Group, Inc. (The) 255,561
2,831 Cboe Global Markets, Inc. 579,987
36,116 Charles Schwab Corp. (The) 2,340,678
9,691 CME Group, Inc. 2,138,319
878 Coinbase Global, Inc., Class A* 156,433
967 Evercore , Inc. 244,980
636 FactSet Research Systems, Inc. 292,465
7,920 Franklin Resources, Inc. 159,588
6,227 Goldman Sachs Group, Inc. (The) 3,083,050
1,269 Houlihan Lokey , Inc. 200,527
2,887 Interactive Brokers Group, Inc. 402,332
15,284 Intercontinental Exchange, Inc. 2,455,222
9,678 Invesco, Ltd. 169,946
3,578 Janus Henderson Group plc 136,214
3,263 Jefferies Financial Group, Inc. 200,838
12,983 KKR & Co., Inc. 1,695,320
1,027 MarketAxess Holdings, Inc. 263,117
29,505 Morgan Stanley 3,075,601
863 MSCI, Inc. 503,069
11,159 Nasdaq, Inc. 814,719
5,393 Northern Trust Corp. 485,532
5,085 Raymond James Financial, Inc. 622,709
18,229 Robinhood Markets, Inc., Class A* 426,923
8,414 S&P Global, Inc. 4,346,841
2,783 SEI Investments Co. 192,556
8,133 State Street Corp. 719,527
2,626 Stifel Financial Corp. 246,581
5,915 T. Rowe Price Group, Inc. 644,321
1,557 TPG, Inc. 89,621
1,952 Tradeweb Markets, Inc., Class A 241,404
2,414 Virtu Financial, Inc., Class A 73,530
9,471 XP, Inc., Class A 169,910
32,918,579
Shares Value
Common Stocks, continued
Chemicals (2.5%):
5,955 Air Products and Chemicals, Inc. $ 1,773,042
3,008 Albemarle Corp. 284,888
1,382 Ashland, Inc. 120,193
6,006 Axalta Coating Systems, Ltd.* 217,357
2,141 Celanese Corp. 291,090
4,956 CF Industries Holdings, Inc. 425,225
3,495 Chemours Co. (The) 71,018
18,716 Corteva , Inc. 1,100,314
18,801 Dow, Inc. 1,027,099
11,139 DuPont de Nemours, Inc. 992,596
3,250 Eastman Chemical Co. 363,837
916 Ecolab, Inc. 233,882
6,220 Element Solutions, Inc. 168,935
3,310 FMC Corp. 218,261
4,149 Huntsman Corp. 100,406
6,909 International Flavors & Fragrances, Inc. 724,961
12,978 Linde plc 6,188,689
7,027 LyondellBasell Industries NV, Class A 673,889
8,892 Mosaic Co. (The) 238,128
171 NewMarket Corp. 94,373
3,319 Olin Corp. 159,246
6,339 PPG Industries, Inc. 839,664
2,735 RPM International, Inc. 330,935
1,180 Scotts Miracle- Gro Co. (The) 102,306
580 Sherwin-Williams Co. (The) 221,369
893 Westlake Corp. 134,209
17,095,912
Commercial Services & Supplies (0.5%):
492 Cintas Corp. 101,293
1,413 Clean Harbors, Inc.* 341,536
1,649 Copart , Inc.* 86,408
935 MSA Safety, Inc. 165,813
4,851 RB Global, Inc. 390,457
5,511 Republic Services, Inc. 1,106,829
2,556 Stericycle, Inc.* 155,916
5,815 Tetra Tech, Inc. 274,235
3,595 Veralto Corp. 402,137
3,911 Vestis Corp. 58,274
3,082,898
Communications Equipment (1.2%):
4,000 Ciena Corp.* 246,360
109,521 Cisco Systems, Inc. 5,828,708
1,623 F5, Inc.* 357,384
8,935 Juniper Networks, Inc. 348,286
1,727 Lumentum Holdings, Inc.* 109,457
2,352 Motorola Solutions, Inc. 1,057,530
6,406 Sirius XM Holdings, Inc.* 151,502
15 Ubiquiti, Inc. 3,326
8,102,553
Construction & Engineering (0.4%):
3,772 AECOM 389,534
6,321 API Group Corp.* 208,719
782 EMCOR Group, Inc. 336,674
1,737 MasTec , Inc.* 213,825
5,550 MDU Resources Group, Inc. 152,126
2,728 Quanta Services, Inc. 813,353
497 Valmont Industries, Inc. 144,105

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
3,551 WillScot Holdings Corp.* $ 133,518
2,391,854
Construction Materials (0.5%):
18,552 CRH plc 1,720,512
230 Eagle Materials, Inc. 66,160
1,572 Martin Marietta Materials, Inc. 846,129
2,649 Vulcan Materials Co. 663,389
3,296,190
Consumer Finance (0.9%):
6,592 Ally Financial, Inc. 234,609
9,456 American Express Co. 2,564,467
10,243 Capital One Financial Corp. 1,533,685
6,800 Discover Financial Services 953,972
2,813 OneMain Holdings, Inc. 132,408
6,063 SLM Corp. 138,661
24,113 SoFi Technologies, Inc.* 189,528
10,710 Synchrony Financial 534,215
6,281,545
Consumer Staples Distribution & Retail (2.2%):
11,243 Albertsons Cos., Inc., Class A 207,771
851 Casey's General Stores, Inc. 319,729
5,946 Dollar General Corp. 502,853
5,505 Dollar Tree, Inc.* 387,112
2,935 Grocery Outlet Holding Corp.* 51,509
17,704 Kroger Co. (The) 1,014,439
4,783 Maplebear , Inc.* 194,859
3,640 Performance Food Group Co.* 285,267
4,995 Sysco Corp. 389,910
12,458 Target Corp. 1,941,704
6,038 US Foods Holding Corp.* 371,337
19,900 Walgreens Boots Alliance, Inc. 178,304
116,979 Walmart, Inc. 9,446,054
15,290,848
Containers & Packaging (0.6%):
39,978 Amcor plc 452,951
1,835 AptarGroup, Inc. 293,949
1,387 Avery Dennison Corp. 306,194
8,354 Ball Corp. 567,320
3,178 Berry Global Group, Inc. 216,040
3,172 Crown Holdings, Inc. 304,131
7,779 Graphic Packaging Holding Co. 230,181
9,213 International Paper Co. 450,055
2,363 Packaging Corp. of America 508,990
2,432 Sealed Air Corp. 88,282
2,133 Silgan Holdings, Inc. 111,983
13,932 Smurfit Westrock plc 688,519
2,722 Sonoco Products Co. 148,703
4,367,298
Distributors (0.1%):
3,729 Genuine Parts Co. 520,867
6,904 LKQ Corp. 275,607
796,474
Diversified Consumer Services (0.1%):
7,509 ADT, Inc. 54,290
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
1,306 Bright Horizons Family Solutions, Inc.* $ 183,010
461 Grand Canyon Education, Inc.* 65,393
3,105 H&R Block, Inc. 197,323
3,965 Service Corp. International 312,957
812,973
Diversified REITs (0.1%):
6,023 WP Carey, Inc. 375,233
Diversified Telecommunication Services (1.4%):
193,904 AT&T, Inc. 4,265,888
6,823 Frontier Communications Parent, Inc.* 242,421
5,506 GCI Liberty, Inc.* —
3,027 Iridium Communications, Inc. 92,172
4,610 Liberty Global, Ltd., Class A* 97,317
4,782 Liberty Global, Ltd., Class C* 103,339
113,370 Verizon Communications, Inc. 5,091,447
9,892,584
Electric Utilities (3.2%):
6,776 Alliant Energy Corp. 411,235
14,241 American Electric Power Co., Inc. 1,461,127
2,006 Avangrid , Inc. 71,795
7,171 Constellation Energy Corp. 1,864,603
20,839 Duke Energy Corp. 2,402,737
10,338 Edison International 900,336
5,757 Entergy Corp. 757,679
5,865 Evergy , Inc. 363,689
9,459 Eversource Energy 643,685
26,802 Exelon Corp. 1,086,821
15,439 FirstEnergy Corp. 684,720
1,398 IDACORP, Inc. 144,120
55,540 NextEra Energy, Inc. 4,694,796
3,266 NRG Energy, Inc. 297,533
5,461 OGE Energy Corp. 224,010
57,370 PG&E Corp. 1,134,205
3,155 Pinnacle West Capital Corp. 279,501
19,894 PPL Corp. 658,093
29,539 Southern Co. (The) 2,663,827
14,823 Xcel Energy, Inc. 967,942
21,712,454
Electrical Equipment (1.6%):
856 Acuity Brands, Inc. 235,734
6,290 AMETEK, Inc. 1,080,056
10,783 Eaton Corp. plc 3,573,917
15,330 Emerson Electric Co. 1,676,642
7,358 GE Vernova , Inc.* 1,876,143
835 Generac Holdings, Inc.* 132,665
1,434 Hubbell, Inc. 614,254
4,271 nVent Electric plc 300,080
1,845 Regal Rexnord Corp. 306,049
2,816 Rockwell Automation, Inc. 755,983
3,967 Sensata Technologies Holding plc 142,257
10,693,780
Electronic Equipment, Instruments & Components (0.9%):
13,417 Amphenol Corp., Class A 874,252
1,441 Arrow Electronics, Inc.* 191,408
2,495 Avnet, Inc. 135,503

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,763 CDW Corp. $ 398,967
4,519 Cognex Corp. 183,020
3,590 Coherent Corp.* 319,187
20,806 Corning, Inc. 939,391
1,375 Crane NXT Co. 77,138
785 IPG Photonics Corp.* 58,341
2,733 Jabil, Inc. 327,495
4,695 Keysight Technologies, Inc.* 746,176
638 Littelfuse , Inc. 169,230
1,872 TD SYNNEX Corp. 224,790
1,256 Teledyne Technologies, Inc.* 549,701
6,424 Trimble, Inc.* 398,866
4,292 Vontier Corp. 144,812
1,060 Zebra Technologies Corp.* 392,539
6,130,816
Energy Equipment & Services (0.5%):
27,176 Baker Hughes Co. 982,412
23,894 Halliburton Co. 694,121
10,944 NOV, Inc. 174,776
38,377 Schlumberger NV 1,609,915
11,084 TechnipFMC plc 290,733
3,751,957
Entertainment (1.2%):
7,165 Electronic Arts, Inc. 1,027,748
334 Liberty Media Corp.-Liberty Formula One* 23,891
512 Liberty Media Corp.-Liberty Live* 25,349
1,080 Liberty Media Corp.-Liberty Live ADR* 55,436
3,507 Liberty Media Corp-Liberty Formula One* 271,547
430 Madison Square Garden Sports Corp.* 89,552
2,985 Roku, Inc.* 222,860
4,529 Take-Two Interactive Software, Inc.* 696,153
1,892 TKO Group Holdings, Inc.* 234,059
49,610 Walt Disney Co. (The) 4,771,986
65,369 Warner Bros Discovery, Inc.* 539,294
7,957,875
Financial Services (4.6%):
6,331 Affirm Holdings, Inc.* 258,431
3,485 Apollo Global Management, Inc. 435,311
49,358 Berkshire Hathaway, Inc., Class B* 22,717,513
8,603 Block, Inc.* 577,519
1,201 Euronet Worldwide, Inc.* 119,175
15,121 Fidelity National Information Services, Inc. 1,266,384
10,538 Fiserv, Inc.* 1,893,152
6,895 Global Payments, Inc. 706,186
2,016 Jack Henry & Associates, Inc. 355,905
6,620 MGIC Investment Corp. 169,472
27,569 PayPal Holdings, Inc.* 2,151,209
2,385 Rocket Cos., Inc., Class A* 45,768
2,649 Voya Financial, Inc. 209,854
6,778 Western Union Co. (The) 80,862
1,052 WEX, Inc.* 220,636
31,207,377
Food Products (1.5%):
12,852 Archer-Daniels-Midland Co. 767,778
3,714 Bunge Global SA 358,921
5,237 Campbell Soup Co. 256,194
Shares Value
Common Stocks, continued
Food Products, continued
12,642 Conagra Brands, Inc. $ 411,118
4,369 Darling Ingredients, Inc.* 162,352
5,027 Flowers Foods, Inc. 115,973
776 Freshpet , Inc.* 106,134
15,155 General Mills, Inc. 1,119,197
3,329 Hershey Co. (The) 638,436
8,059 Hormel Foods Corp. 255,470
1,814 Ingredion, Inc. 249,298
2,868 JM Smucker Co. (The) 347,315
7,042 Kellanova 568,360
24,139 Kraft Heinz Co. (The) 847,520
2,715 Lamb Weston Holdings, Inc. 175,769
6,754 McCormick & Co., Inc. ADR 555,854
36,127 Mondelez International, Inc., Class A 2,661,476
925 Pilgrim's Pride Corp.* 42,596
1,358 Post Holdings, Inc.* 157,188
7 Seaboard Corp. 21,959
7,501 Tyson Foods, Inc., Class A 446,760
10,265,668
Gas Utilities (0.1%):
4,031 Atmos Energy Corp. 559,140
2,532 National Fuel Gas Co. 153,464
5,832 UGI Corp. 145,917
858,521
Ground Transportation (1.0%):
283 Avis Budget Group, Inc. 24,788
52,768 CSX Corp. 1,822,079
2,192 JB Hunt Transport Services, Inc. 377,747
4,349 Knight-Swift Transportation Holdings, Inc. 234,629
989 Landstar System, Inc. 186,792
3,120 Lyft, Inc., Class A* 39,780
6,103 Norfolk Southern Corp. 1,516,595
1,197 Ryder System, Inc. 174,523
306 Saia, Inc.* 133,802
1,105 Schneider National, Inc., Class B 31,537
1,396 U-Haul Holding Co. 100,512
8,571 Union Pacific Corp. 2,112,580
6,755,364
Health Care Equipment & Supplies (3.3%):
46,720 Abbott Laboratories 5,326,547
862 Align Technology, Inc.* 219,224
13,604 Baxter International, Inc. 516,544
7,783 Becton Dickinson & Co. 1,876,481
39,672 Boston Scientific Corp.* 3,324,514
5,216 Cooper Cos., Inc. (The)* 575,533
5,752 DENTSPLY SIRONA, Inc. 155,649
12,938 Edwards Lifesciences Corp.* 853,779
1,388 Enovis Corp.* 59,753
4,016 Envista Holdings Corp.* 79,356
10,504 GE HealthCare Technologies, Inc. 985,800
3,112 Globus Medical, Inc.* 222,633
6,191 Hologic , Inc.* 504,319
571 Masimo Corp.* 76,131
34,613 Medtronic plc 3,116,208
1,288 QuidelOrtho Corp.* 58,733
2,851 ResMed , Inc. 695,986
2,659 STERIS plc 644,914

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
6,844 Stryker Corp. $ 2,472,464
1,309 Teleflex, Inc. 323,742
5,503 Zimmer Biomet Holdings, Inc. 594,049
22,682,359
Health Care Providers & Services (4.2%):
2,388 Acadia Healthcare Co., Inc.* 151,423
939 Amedisys , Inc.* 90,623
2,749 Cardinal Health, Inc. 303,819
14,300 Centene Corp.* 1,076,504
371 Chemed Corp. 222,960
6,813 Cigna Group (The) 2,360,296
33,976 CVS Health Corp. 2,136,411
5,276 Elevance Health, Inc. 2,743,520
2,647 Encompass Health Corp. 255,806
3,839 HCA Healthcare, Inc. 1,560,285
3,551 Henry Schein, Inc.* 258,868
3,242 Humana, Inc. 1,026,871
2,248 Labcorp Holdings, Inc. 502,383
2,009 McKesson Corp. 993,290
596 Molina Healthcare, Inc.* 205,358
2,324 Premier, Inc., Class A 46,480
2,953 Quest Diagnostics, Inc. 458,453
3,746 R1 RCM, Inc.* 53,081
3,853 Solventum Corp.* 268,631
2,568 Tenet Healthcare Corp.* 426,801
23,112 UnitedHealth Group, Inc. 13,513,124
1,609 Universal Health Services, Inc., Class B 368,477
29,023,464
Health Care REITs (0.6%):
10,089 Healthcare Realty Trust, Inc. 183,115
18,809 Healthpeak Properties, Inc. 430,162
17,159 Medical Properties Trust, Inc.^ 100,380
6,643 Omega Healthcare Investors, Inc. 270,370
10,870 Ventas, Inc. 697,093
16,254 Welltower , Inc. 2,081,000
3,762,120
Health Care Technology (0.0%
†
):
1,478 Certara , Inc.* 17,307
3,058 Doximity , Inc., Class A* 133,237
150,544
Hotel & Resort REITs (0.1%):
19,372 Host Hotels & Resorts, Inc. 340,947
5,069 Park Hotels & Resorts, Inc. 71,473
412,420
Hotels, Restaurants & Leisure (1.9%):
7,188 Aramark 278,391
58 Booking Holdings, Inc. 244,303
1,796 Boyd Gaming Corp. 116,111
5,978 Caesars Entertainment, Inc.* 249,522
26,505 Carnival Corp.* 489,812
1,562 Darden Restaurants, Inc. 256,371
629 Domino's Pizza, Inc. 270,558
1,225 DoorDash , Inc., Class A* 174,844
1,539 Dutch Bros, Inc., Class A* 49,294
3,232 Hilton Worldwide Holdings, Inc. 744,976
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,041 Hyatt Hotels Corp., Class A $ 158,440
6,184 Marriott International, Inc., Class A 1,537,342
927 Marriott Vacations Worldwide Corp. 68,116
18,217 McDonald's Corp. 5,547,259
6,238 MGM Resorts International* 243,844
3,688 Penn Entertainment, Inc.* 69,556
989 Planet Fitness, Inc., Class A* 80,327
4,181 Royal Caribbean Cruises, Ltd. 741,542
86 Seaport Entertainment Group, Inc.* 2,358
6,801 Starbucks Corp. 663,030
1,387 Travel + Leisure Co. 63,913
169 Vail Resorts, Inc. 29,455
2,435 Wendy's Co. (The) 42,661
1,991 Wyndham Hotels & Resorts, Inc. 155,577
2,627 Wynn Resorts, Ltd. 251,877
4,682 Yum! Brands, Inc. 654,122
13,183,601
Household Durables (0.9%):
8,007 D.R. Horton, Inc. 1,527,495
4,189 Garmin, Ltd. 737,390
4,046 Leggett & Platt, Inc. 55,106
6,375 Lennar Corp., Class A 1,195,185
245 Lennar Corp., Class B 42,370
1,475 Mohawk Industries, Inc.* 237,003
10,966 Newell Brands, Inc. 84,219
76 NVR, Inc.* 745,697
5,518 PulteGroup, Inc. 791,999
1,475 SharkNinja , Inc. 160,347
2,740 Toll Brothers, Inc. 423,303
812 TopBuild Corp.* 330,330
1,348 Whirlpool Corp. 144,236
6,474,680
Household Products (1.7%):
3,666 BJ's Wholesale Club Holdings, Inc.* 302,372
6,585 Church & Dwight Co., Inc. 689,581
9,794 Colgate-Palmolive Co. 1,016,715
5,367 Kimberly-Clark Corp. 763,617
49,408 Procter & Gamble Co. (The) 8,557,465
1,638 Reynolds Consumer Products, Inc. 50,942
673 Spectrum Brands Holdings, Inc. 64,029
11,444,721
Independent Power and Renewable Electricity Producers
(0.1%):
19,711 AES Corp. (The) 395,403
3,951 Brookfield Renewable Corp. ADR, Class A 129,040
1,184 Clearway Energy, Inc., Class A 33,708
2,013 Clearway Energy, Inc., Class C 61,759
619,910
Industrial Conglomerates (1.3%):
12,178 3M Co. 1,664,732
23,081 General Electric Co. 4,352,615
14,873 Honeywell International, Inc. 3,074,398
9,091,745
Industrial REITs (0.6%):
7,576 Americold Realty Trust, Inc. 214,173

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Industrial REITs, continued
1,250 EastGroup Properties, Inc. $ 233,525
3,560 First Industrial Realty Trust, Inc. 199,289
1,660 Lineage, Inc.^ 130,111
24,957 Prologis, Inc. 3,151,570
5,993 Rexford Industrial Realty, Inc. 301,508
5,029 STAG Industrial, Inc. 196,584
4,426,760
Insurance (4.0%):
15,041 Aflac, Inc. 1,681,584
5,946 Allstate Corp. (The) 1,127,659
1,945 American Financial Group, Inc. 261,797
17,511 American International Group, Inc. 1,282,331
5,276 Aon plc, Class A 1,825,443
9,830 Arch Capital Group, Ltd.* 1,099,780
5,443 Arthur J. Gallagher & Co. 1,531,497
1,446 Assurant, Inc. 287,552
1,473 Assured Guaranty, Ltd. 117,133
2,158 Axis Capital Holdings, Ltd. 171,798
1,632 Brighthouse Financial, Inc.* 73,489
3,527 Brown & Brown, Inc. 365,397
10,928 Chubb, Ltd. 3,151,526
4,106 Cincinnati Financial Corp. 558,909
546 CNA Financial Corp. 26,721
949 Everest Group, Ltd. 371,847
7,261 Fidelity National Financial, Inc. 450,618
2,628 First American Financial Corp. 173,474
2,461 Globe Life, Inc. 260,645
948 Hanover Insurance Group, Inc. (The) 140,408
7,886 Hartford Financial Services Group, Inc. (The) 927,472
1,557 Kemper Corp. 95,366
4,835 Lincoln National Corp. 152,351
4,789 Loews Corp. 378,570
260 Markel Group, Inc.* 407,831
11,479 Marsh & McLennan Cos., Inc. 2,560,850
15,778 MetLife, Inc. 1,301,369
7,002 Old Republic International Corp. 248,011
960 Primerica, Inc. 254,544
6,229 Principal Financial Group, Inc. 535,071
2,468 Progressive Corp. (The) 626,280
9,643 Prudential Financial, Inc. 1,167,767
1,733 Reinsurance Group of America, Inc. 377,569
1,364 RenaissanceRe Holdings, Ltd. 371,554
932 RLI Corp. 144,441
6,170 Travelers Cos., Inc. (The) 1,444,520
5,286 Unum Group 314,200
7,919 W R Berkley Corp. 449,245
65 White Mountains Insurance Group, Ltd. 110,253
2,770 Willis Towers Watson plc 815,848
27,642,720
Interactive Media & Services (0.1%):
1,990 IAC, Inc.* 107,102
6,799 Match Group, Inc.* 257,274
3,372 TripAdvisor, Inc.* 48,860
8,673 ZoomInfo Technologies, Inc.* 89,506
502,742
IT Services (2.1%):
16,948 Accenture plc, Class A 5,990,779
Shares Value
Common Stocks, continued
IT Services, continued
3,989 Akamai Technologies, Inc.* $ 402,690
3,183 Amdocs, Ltd. 278,449
13,551 Cognizant Technology Solutions Corp., Class A 1,045,866
4,606 DXC Technology Co.* 95,574
1,447 EPAM Systems, Inc.* 287,996
290 Globant SA* 57,461
24,685 International Business Machines Corp. 5,457,360
5,715 Kyndryl Holdings, Inc.* 131,331
2,376 Okta , Inc.* 176,632
3,547 Twilio , Inc., Class A* 231,335
2,145 VeriSign, Inc.* 407,464
14,562,937
Leisure Products (0.1%):
1,927 Brunswick Corp. 161,521
487 Hasbro, Inc. 35,220
9,522 Mattel, Inc.* 181,394
1,471 Polaris, Inc. 122,446
1,662 YETI Holdings, Inc.* 68,192
568,773
Life Sciences Tools & Services (2.6%):
7,858 Agilent Technologies, Inc. 1,166,756
18,080 Avantor , Inc.* 467,729
1,511 Azenta , Inc.* 73,193
537 Bio-Rad Laboratories, Inc., Class A* 179,669
4,317 Bio- Techne Corp. 345,058
1,067 Bruker Corp. 73,687
1,420 Charles River Laboratories International, Inc.* 279,697
17,405 Danaher Corp. 4,838,938
2,568 Fortrea Holdings, Inc.* 51,360
4,275 Illumina, Inc.* 557,503
4,354 IQVIA Holdings, Inc.* 1,031,767
573 Mettler -Toledo International, Inc.* 859,328
6,140 QIAGEN NV* 279,800
1,327 Repligen Corp.* 197,484
3,253 Revvity , Inc. 415,571
3,490 Sotera Health Co.* 58,283
10,282 Thermo Fisher Scientific, Inc. 6,360,137
639 Waters Corp.* 229,970
793 West Pharmaceutical Services, Inc. 238,027
17,703,957
Machinery (3.6%):
1,730 AGCO Corp. 169,298
2,254 Allison Transmission Holdings, Inc. 216,542
11,275 Caterpillar, Inc. 4,409,878
24,264 CNH Industrial NV 269,330
1,359 Crane Co. 215,103
3,663 Cummins, Inc. 1,186,043
6,800 Deere & Co. 2,837,844
3,337 Donaldson Co., Inc. 245,937
3,702 Dover Corp. 709,821
1,572 Esab Corp. 167,119
3,649 Flowserve Corp. 188,617
9,499 Fortive Corp. 749,756
3,877 Gates Industrial Corp. plc* 68,041
4,405 Graco , Inc. 385,482
2,063 IDEX Corp. 442,514
4,983 Illinois Tool Works, Inc. 1,305,895

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
10,996 Ingersoll Rand, Inc. $ 1,079,367
2,290 ITT, Inc. 342,378
1,106 Lincoln Electric Holdings, Inc. 212,374
1,480 Middleby Corp. (The)* 205,912
1,496 Nordson Corp. 392,894
1,802 Oshkosh Corp. 180,578
10,808 Otis Worldwide Corp. 1,123,384
13,903 PACCAR, Inc. 1,371,948
3,446 Parker-Hannifin Corp. 2,177,252
4,544 Pentair plc 444,358
790 RBC Bearings, Inc.* 236,510
1,366 Snap-on, Inc. 395,744
4,068 Stanley Black & Decker, Inc. 448,009
1,702 Timken Co. (The) 143,462
2,902 Toro Co. (The) 251,690
4,735 Westinghouse Air Brake Technologies Corp. 860,681
6,567 Xylem, Inc. 886,742
24,320,503
Marine Transportation (0.0%
†
):
1,577 Kirby Corp.* 193,072
Media (1.1%):
2,555 Charter Communications, Inc., Class A* 828,024
103,567 Comcast Corp., Class A 4,325,994
6,112 Fox Corp., Class A 258,721
3,269 Fox Corp., Class B 126,837
10,471 Interpublic Group of Cos., Inc. (The) 331,198
335 Liberty Broadband Corp., Class A* 25,735
2,316 Liberty Broadband Corp., Class C* 179,004
4,468 New York Times Co. (The), Class A 248,734
10,577 News Corp., Class A 281,665
2,790 News Corp., Class B 77,980
527 Nexstar Media Group, Inc. 87,139
5,176 Omnicom Group, Inc. 535,147
33 Paramount Global, Class A^ 721
16,192 Paramount Global, Class B 171,959
7,478,858
Metals & Mining (1.0%):
6,949 Alcoa Corp. 268,092
3,429 ATI, Inc.* 229,434
8,755 Cleveland-Cliffs, Inc.* 111,801
38,453 Freeport-McMoRan, Inc. 1,919,574
3,553 MP Materials Corp.* 62,710
31,245 Newmont Corp. 1,670,045
6,394 Nucor Corp. 961,274
1,517 Reliance, Inc. 438,732
1,825 Royal Gold, Inc. 256,048
3,964 Steel Dynamics, Inc. 499,781
6,193 United States Steel Corp. 218,799
6,636,290
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
18,499 AGNC Investment Corp. 193,500
13,855 Annaly Capital Management, Inc. 278,070
13,417 Rithm Capital Corp. 152,283
8,548 Starwood Property Trust, Inc. 174,208
798,061
Shares Value
Common Stocks, continued
Multi-Utilities (1.2%):
7,153 Ameren Corp. $ 625,601
16,848 CenterPoint Energy, Inc. 495,668
7,978 CMS Energy Corp. 563,486
9,243 Consolidated Edison, Inc. 962,474
22,567 Dominion Energy, Inc. 1,304,147
5,585 DTE Energy Co. 717,170
11,856 NiSource, Inc. 410,810
13,368 Public Service Enterprise Group, Inc. 1,192,559
17,106 Sempra 1,430,575
8,575 WEC Energy Group, Inc. 824,744
8,527,234
Office REITs (0.2%):
4,643 Alexandria Real Estate Equities, Inc. 551,356
4,352 BXP, Inc. 350,162
3,898 Cousins Properties, Inc. 114,913
2,992 Highwoods Properties, Inc. 100,262
2,982 Kilroy Realty Corp. 115,404
4,726 Vornado Realty Trust 186,204
1,418,301
Oil, Gas & Consumable Fuels (6.1%):
4,971 Antero Midstream Corp. 74,814
7,875 Antero Resources Corp.* 225,619
10,057 APA Corp. 245,994
3,011 Cheniere Energy, Inc. 541,498
46,538 Chevron Corp. 6,853,651
1,717 Chord Energy Corp. 223,605
2,014 Civitas Resources, Inc. 102,049
31,650 ConocoPhillips 3,332,112
19,808 Coterra Energy, Inc. 474,402
17,037 Devon Energy Corp. 666,487
5,130 Diamondback Energy, Inc. 884,412
2,566 DT Midstream, Inc. 201,842
15,492 EOG Resources, Inc. 1,904,432
14,722 EQT Corp. 539,414
3,648 Expand Energy Corp. 300,048
121,019 Exxon Mobil Corp. 14,185,847
2,742 Hess Corp. 372,364
4,068 HF Sinclair Corp. 181,311
52,013 Kinder Morgan, Inc. 1,148,967
15,177 Marathon Oil Corp. 404,163
9,443 Marathon Petroleum Corp. 1,538,359
3,019 Matador Resources Co. 149,199
17,809 Occidental Petroleum Corp. 917,876
15,763 ONEOK, Inc. 1,436,482
6,963 Ovintiv , Inc. 266,753
13,736 Permian Resources Corp. 186,947
11,278 Phillips 66 1,482,493
6,385 Range Resources Corp. 196,403
30,483 Southwestern Energy Co.* 216,734
8,611 Valero Energy Corp. 1,162,743
1,797 Viper Energy, Inc. 81,063
32,933 Williams Cos., Inc. (The) 1,503,391
42,001,474
Paper & Forest Products (0.0%
†
):
541 Louisiana-Pacific Corp. 58,136

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Passenger Airlines (0.3%):
3,458 Alaska Air Group, Inc.* $ 156,336
16,883 American Airlines Group, Inc.* 189,765
17,417 Delta Air Lines, Inc. 884,609
15,941 Southwest Airlines Co. 472,332
8,694 United Airlines Holdings, Inc.* 496,080
2,199,122
Personal Care Products (0.3%):
3,622 BellRing Brands, Inc.* 219,928
10,698 Coty, Inc., Class A* 100,454
4,095 Estee Lauder Cos., Inc. (The) 408,231
51,348 Kenvue , Inc. 1,187,679
1,916,292
Pharmaceuticals (2.9%):
54,730 Bristol-Myers Squibb Co. 2,831,730
5,008 Catalent , Inc.* 303,335
13,441 Elanco Animal Health, Inc.* 197,448
1,005 Jazz Pharmaceuticals plc* 111,967
686 Jazz Pharmaceuticals plc ADR* 76,427
65,039 Johnson & Johnson 10,540,220
7,076 Organon & Co. 135,364
3,526 Perrigo Co PLC 92,487
153,141 Pfizer, Inc. 4,431,901
10,565 Royalty Pharma plc, Class A 298,884
31,290 Viatris , Inc. 363,277
2,122 Zoetis, Inc. 414,596
19,797,636
Professional Services (0.9%):
3,330 Amentum Holdings, Inc.* 107,393
823 Automatic Data Processing, Inc. 227,749
283 Broadridge Financial Solutions, Inc. 60,853
613 CACI International, Inc., Class A* 309,295
11,185 Clarivate plc* 79,414
1,236 Concentrix Corp. 63,345
3,683 Dayforce , Inc.* 225,584
7,346 Dun & Bradstreet Holdings, Inc. 84,552
2,659 Equifax, Inc. 781,374
977 FTI Consulting, Inc.* 222,326
4,016 Genpact , Ltd. 157,467
3,330 Jacobs Solutions, Inc. 435,897
3,381 KBR, Inc. 220,205
3,612 Leidos Holdings, Inc. 588,756
1,278 ManpowerGroup , Inc. 93,959
1,271 Parsons Corp.* 131,777
5,574 Paychex, Inc. 747,975
524 Paycom Software, Inc. 87,283
838 Paycor HCM, Inc.* 11,891
2,776 Robert Half, Inc. 187,130
1,420 Science Applications International Corp. 197,763
5,700 SS&C Technologies Holdings, Inc. 422,997
4,875 TransUnion 510,412
5,955,397
Real Estate Management & Development (0.4%):
8,156 CBRE Group, Inc., Class A* 1,015,259
11,024 CoStar Group, Inc.* 831,650
774 Howard Hughes Holdings, Inc.* 59,931
906 Jones Lang LaSalle, Inc.* 244,448
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
1,090 Zillow Group, Inc., Class A* $ 67,504
4,408 Zillow Group, Inc., Class C* 281,451
2,500,243
Residential REITs (0.8%):
9,384 American Homes 4 Rent, Class A 360,252
3,850 AvalonBay Communities, Inc. 867,212
2,876 Camden Property Trust 355,272
4,855 Equity LifeStyle Properties, Inc. 346,356
10,222 Equity Residential 761,130
1,704 Essex Property Trust, Inc. 503,396
16,452 Invitation Homes, Inc. 580,098
3,099 Mid-America Apartment Communities, Inc. 492,431
3,286 Sun Communities, Inc. 444,103
9,075 UDR, Inc. 411,460
5,121,710
Retail REITs (0.6%):
2,722 Agree Realty Corp. 205,048
8,103 Brixmor Property Group, Inc. 225,750
2,288 Federal Realty Investment Trust 263,051
17,426 Kimco Realty Corp. 404,632
4,954 NNN REIT, Inc. 240,219
23,271 Realty Income Corp. 1,475,847
4,843 Regency Centers Corp. 349,810
6,440 Simon Property Group, Inc. 1,088,489
4,252,846
Semiconductors & Semiconductor Equipment (3.3%):
14,784 Advanced Micro Devices, Inc.* 2,425,759
2,090 Allegro MicroSystems , Inc.* 48,697
3,133 Amkor Technology, Inc. 95,870
13,383 Analog Devices, Inc. 3,080,365
1,874 Applied Materials, Inc. 378,642
582 Astera Labs, Inc.* 30,491
1,494 Cirrus Logic, Inc.* 185,570
2,878 First Solar, Inc.* 717,888
2,283 GLOBALFOUNDRIES, Inc.* 91,891
114,723 Intel Corp. 2,691,402
1,550 MACOM Technology Solutions Holdings, Inc.* 172,453
21,377 Marvell Technology, Inc. 1,541,709
14,270 Microchip Technology, Inc. 1,145,738
29,770 Micron Technology, Inc. 3,087,447
1,748 MKS Instruments, Inc. 190,025
11,647 ON Semiconductor Corp.* 845,689
1,011 Onto Innovation, Inc.* 209,843
2,476 Qorvo , Inc.* 255,771
1,926 QUALCOMM, Inc. 327,516
4,283 Skyworks Solutions, Inc. 423,032
379 Teradyne, Inc. 50,759
21,611 Texas Instruments, Inc. 4,464,184
643 Universal Display Corp. 134,966
3,276 Wolfspeed , Inc.* 31,777
22,627,484
Software (1.1%):
2,364 ANSYS, Inc.* 753,241
747 Aspen Technology, Inc.* 178,399
2,138 BILL Holdings, Inc.* 112,801
10,677 CCC Intelligent Solutions Holdings, Inc.* 117,981

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
1,426 Dolby Laboratories, Inc., Class A $ 109,132
1,756 DoubleVerify Holdings, Inc.* 29,571
4,803 Dropbox, Inc., Class A* 122,140
103 Fair Isaac Corp.* 200,183
3,229 Fortinet, Inc.* 250,409
14,873 Gen Digital, Inc. 407,966
1,240 Guidewire Software, Inc.* 226,846
448 HashiCorp , Inc., Class A* 15,169
1,775 Informatica , Inc., Class A* 44,872
3,920 MicroStrategy , Inc.* 660,912
874 nCino , Inc.* 27,610
4,503 Nutanix , Inc., Class A* 266,803
1,293 PTC, Inc.* 233,593
2,897 Roper Technologies, Inc. 1,612,007
3,884 Salesforce, Inc. 1,063,090
5,569 SentinelOne , Inc., Class A* 133,210
177 Tyler Technologies, Inc.* 103,318
1,367 UiPath , Inc., Class A* 17,498
4,157 Unity Software, Inc.* 94,031
6,630 Zoom Video Communications, Inc., Class A* 462,376
7,243,158
Specialized REITs (1.6%):
11,719 Crown Castle, Inc. 1,390,225
6,219 CubeSmart 334,769
8,716 Digital Realty Trust, Inc. 1,410,510
1,836 EPR Properties 90,037
2,417 Equinix , Inc. 2,145,402
5,689 Extra Space Storage, Inc. 1,025,101
7,239 Gaming and Leisure Properties, Inc. 372,447
3,289 Iron Mountain, Inc. 390,832
1,810 Lamar Advertising Co., Class A 241,816
1,991 National Storage Affiliates Trust 95,966
3,608 Public Storage 1,312,843
3,880 Rayonier, Inc. 124,858
2,850 SBA Communications Corp. 685,995
28,361 VICI Properties, Inc. 944,705
19,608 Weyerhaeuser Co. 663,927
11,229,433
Specialty Retail (1.8%):
1,718 Advance Auto Parts, Inc. 66,985
716 AutoNation, Inc.* 128,107
42 AutoZone, Inc.* 132,302
6,254 Bath & Body Works, Inc. 199,628
5,755 Best Buy Co., Inc. 594,491
4,064 CarMax, Inc.* 314,472
1,905 Carvana Co.* 331,680
1,342 Dick's Sporting Goods, Inc. 280,075
308 Five Below, Inc.* 27,212
1,853 Floor & Decor Holdings, Inc., Class A* 230,087
10,095 GameStop Corp., Class A* 231,478
5,204 Gap, Inc. (The) 114,748
5,398 Home Depot, Inc. (The) 2,187,270
753 Lithia Motors, Inc. 239,183
15,386 Lowe's Cos., Inc. 4,167,298
127 O'Reilly Automotive, Inc.* 146,253
438 Penske Automotive Group, Inc. 71,140
302 RH* 100,998
6,894 Ross Stores, Inc. 1,037,616
Shares Value
Common Stocks, continued
Specialty Retail, continued
12,541 TJX Cos., Inc. (The) $ 1,474,069
178 Ulta Beauty, Inc.* 69,263
2,566 Wayfair, Inc., Class A* 144,158
1,444 Williams-Sonoma, Inc. 223,704
12,512,217
Technology Hardware, Storage & Peripherals (0.5%):
6,169 Dell Technologies, Inc., Class C 731,273
35,019 Hewlett Packard Enterprise Co. 716,489
19,767 HP, Inc. 709,042
3,162 NetApp, Inc. 390,539
1,032 Pure Storage, Inc., Class A* 51,848
8,759 Western Digital Corp.* 598,152
3,197,343
Textiles, Apparel & Luxury Goods (0.4%):
1,568 Amer Sports, Inc.* 25,010
689 Birkenstock Holding plc* 33,961
3,007 Capri Holdings, Ltd.* 127,617
1,080 Carter's, Inc. 70,178
802 Columbia Sportswear Co. 66,718
1,355 Crocs, Inc.* 196,218
12,514 NIKE, Inc., Class B 1,106,238
1,581 PVH Corp. 159,412
1,068 Ralph Lauren Corp. 207,053
3,134 Skechers USA, Inc., Class A* 209,727
6,165 Tapestry, Inc. 289,632
4,348 Under Armour , Inc., Class A* 38,741
4,201 Under Armour , Inc., Class C* 35,120
8,987 VF Corp. 179,291
2,744,916
Tobacco (1.1%):
46,250 Altria Group, Inc. 2,360,600
41,990 Philip Morris International, Inc. 5,097,586
7,458,186
Trading Companies & Distributors (0.5%):
2,858 Air Lease Corp. 129,439
1,582 Core & Main, Inc., Class A* 70,241
2,498 Fastenal Co. 178,407
5,038 Ferguson Enterprises, Inc. 1,000,395
1,205 MSC Industrial Direct Co., Inc. 103,702
758 SiteOne Landscape Supply, Inc.* 114,390
1,370 United Rentals, Inc. 1,109,330
158 W.W. Grainger, Inc. 164,132
919 Watsco , Inc. 452,038
1,212 WESCO International, Inc. 203,592
3,525,666
Water Utilities (0.2%):
5,289 American Water Works Co., Inc. 773,463
6,998 Essential Utilities, Inc. 269,913
1,043,376
Wireless Telecommunication Services (0.4%):
13,041 T-Mobile US, Inc. 2,691,141
Total Common Stocks (Cost $433,863,843) 680,679,456

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are ba sed on net assets as of September 30 , 2024.
Shares Value
Right (0.0%
†
):
Hotels, Restaurants & Leisure (0.0%
†
):
86 Seaport Entertainment Group, Inc. CVR, Expires on
10/11/24* $ 254
Total Right (Cost $–) 254
Affiliated Investment Company (0.1%):
Money Market (0.1%):
527,602 BlackRock Liquidity FedFund , Institutional Class ,
5.03%
+
(a)(b) 527,602
Total Affiliated Investment Company (Cost $527,602) 527,602
Shares Value
Unaffiliated Investment Company (0.5%):
Money Markets (0.5%):
3,317,010 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.01%(b) $ 3,317,010
Total Unaffiliated Investment Company (Cost $3,317,010) 3,317,010
Total Investment Securities
(Cost $437,708,455) — 100.1% 684,524,322
Net other assets (liabilities) — (0.1)% (535,596)
Net Assets — 100.0% $ 683,988,726
ADR—American Depository Receipt
CVR—Contingency Valued Rights
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $510,547.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(b) The rate represents the effective yield at September 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/20/24 6 $ 1,744,275 $ 42,581
S&P Midcap 400 E-Mini December Futures (U.S. Dollar) 12/20/24 7 2,204,020 76,629
$ 119,210

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.4%):
Aerospace & Defense (1.5%):
4,344 Axon Enterprise, Inc.* $ 1,735,862
34,794 Boeing Co. (The)* 5,290,080
15,516 General Dynamics Corp. 4,688,935
23,631 Howmet Aerospace, Inc. 2,369,008
2,296 Huntington Ingalls Industries, Inc. 607,016
11,340 L3Harris Technologies, Inc. 2,697,446
12,612 Lockheed Martin Corp. 7,372,471
8,271 Northrop Grumman Corp. 4,367,667
79,175 RTX Corp. 9,592,843
10,930 Textron, Inc. 968,179
3,336 TransDigm Group, Inc. 4,760,906
44,450,413
Air Freight & Logistics (0.4%):
7,015 CH Robinson Worldwide, Inc. 774,246
8,183 Expeditors International of Washington, Inc. 1,075,246
13,593 FedEx Corp. 3,720,132
43,771 United Parcel Service, Inc., Class B 5,967,738
11,537,362
Automobile Components (0.1%):
15,897 Aptiv plc* 1,144,743
13,763 BorgWarner, Inc. 499,459
1,644,202
Automobiles (1.7%):
235,137 Ford Motor Co. 2,483,047
66,748 General Motors Co. 2,992,980
165,798 Tesla, Inc.* 43,377,731
48,853,758
Banks (3.1%):
403,399 Bank of America Corp. 16,006,872
114,001 Citigroup, Inc. 7,136,463
26,196 Citizens Financial Group, Inc. 1,075,870
40,542 Fifth Third Bancorp 1,736,819
88,656 Huntington Bancshares, Inc. 1,303,243
170,014 JPMorgan Chase & Co. 35,849,152
56,452 KeyCorp 945,571
9,883 M&T Bank Corp. 1,760,360
23,625 PNC Financial Services Group, Inc. (The) 4,367,081
56,373 Regions Financial Corp. 1,315,182
79,281 Truist Financial Corp. 3,390,848
92,302 US Bancorp 4,220,971
203,177 Wells Fargo & Co. 11,477,469
90,585,901
Beverages (1.3%):
10,335 Brown-Forman Corp., Class B 508,482
231,784 Coca-Cola Co. (The) 16,655,998
9,427 Constellation Brands, Inc., Class A 2,429,244
63,487 Keurig Dr Pepper, Inc. 2,379,493
9,987 Molson Coors Beverage Co., Class B 574,452
41,927 Monster Beverage Corp.* 2,187,331
82,078 PepsiCo, Inc. 13,957,364
38,692,364
Biotechnology (1.9%):
105,549 AbbVie, Inc. 20,843,817
Shares Value
Common Stocks, continued
Biotechnology, continued
32,030 Amgen, Inc. $ 10,320,386
8,731 Biogen, Inc.* 1,692,417
74,651 Gilead Sciences, Inc. 6,258,740
9,770 Incyte Corp.* 645,797
20,458 Moderna , Inc.* 1,367,208
6,364 Regeneron Pharmaceuticals, Inc.* 6,690,091
15,488 Vertex Pharmaceuticals, Inc.* 7,203,159
55,021,615
Broadline Retail (3.6%):
558,179 Amazon.com, Inc.* 104,005,493
29,422 eBay, Inc. 1,915,666
105,921,159
Building Products (0.6%):
7,599 A O Smith Corp. 682,618
5,369 Allegion plc ADR 782,478
7,007 Builders FirstSource , Inc.* 1,358,377
50,024 Carrier Global Corp. 4,026,432
39,920 Johnson Controls International plc 3,098,191
13,379 Masco Corp. 1,123,033
13,412 Trane Technologies plc 5,213,647
16,284,776
Capital Markets (3.0%):
5,818 Ameriprise Financial, Inc. 2,733,355
44,401 Bank of New York Mellon Corp. (The) 3,190,656
8,354 Blackrock Finance, Inc.
+
7,932,207
42,819 Blackstone, Inc. 6,556,873
6,446 Cboe Global Markets, Inc. 1,320,592
89,538 Charles Schwab Corp. (The) 5,802,958
21,610 CME Group, Inc. 4,768,246
2,301 FactSet Research Systems, Inc. 1,058,115
16,181 Franklin Resources, Inc. 326,047
18,824 Goldman Sachs Group, Inc. (The) 9,319,951
34,165 Intercontinental Exchange, Inc. 5,488,266
25,144 Invesco, Ltd. 441,529
40,563 KKR & Co., Inc. 5,296,716
2,115 MarketAxess Holdings, Inc. 541,863
9,387 Moody's Corp. 4,454,976
74,106 Morgan Stanley 7,724,809
4,702 MSCI, Inc. 2,740,937
24,428 Nasdaq, Inc. 1,783,488
12,466 Northern Trust Corp. 1,122,314
10,961 Raymond James Financial, Inc. 1,342,284
19,214 S&P Global, Inc. 9,926,337
17,755 State Street Corp. 1,570,785
13,213 T. Rowe Price Group, Inc. 1,439,292
86,882,596
Chemicals (1.5%):
13,343 Air Products and Chemicals, Inc. 3,972,745
7,229 Albemarle Corp. 684,658
5,954 Celanese Corp. 809,506
10,367 CF Industries Holdings, Inc. 889,489
41,548 Corteva , Inc. 2,442,607
41,492 Dow, Inc. 2,266,708
25,123 DuPont de Nemours, Inc. 2,238,710
6,584 Eastman Chemical Co. 737,079

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
15,288 Ecolab, Inc. $ 3,903,485
7,582 FMC Corp. 499,957
15,117 International Flavors & Fragrances, Inc. 1,586,227
28,923 Linde plc 13,792,222
15,081 LyondellBasell Industries NV, Class A 1,446,268
20,154 Mosaic Co. (The) 539,724
14,211 PPG Industries, Inc. 1,882,389
13,918 Sherwin-Williams Co. (The) 5,312,083
43,003,857
Commercial Services & Supplies (0.6%):
20,380 Cintas Corp. 4,195,834
52,756 Copart , Inc.* 2,764,414
12,141 Republic Services, Inc. 2,438,399
16,726 Rollins, Inc. 846,001
13,587 Veralto Corp. 1,519,842
21,662 Waste Management, Inc. 4,497,031
16,261,521
Communications Equipment (0.8%):
15,313 Arista Networks, Inc.* 5,877,435
240,744 Cisco Systems, Inc. 12,812,396
3,669 F5, Inc.* 807,914
19,301 Juniper Networks, Inc. 752,353
10,051 Motorola Solutions, Inc. 4,519,231
24,769,329
Construction & Engineering (0.1%):
8,947 Quanta Services, Inc. 2,667,548
Construction Materials (0.1%):
3,600 Martin Marietta Materials, Inc. 1,937,700
8,052 Vulcan Materials Co. 2,016,462
3,954,162
Consumer Finance (0.5%):
33,465 American Express Co. 9,075,708
22,631 Capital One Financial Corp. 3,388,539
15,162 Discover Financial Services 2,127,077
23,102 Synchrony Financial 1,152,328
15,743,652
Consumer Staples Distribution & Retail (1.9%):
26,492 Costco Wholesale Corp. 23,485,688
13,178 Dollar General Corp. 1,114,463
11,654 Dollar Tree, Inc.* 819,509
40,419 Kroger Co. (The) 2,316,009
29,258 Sysco Corp. 2,283,879
27,595 Target Corp. 4,300,957
43,532 Walgreens Boots Alliance, Inc. 390,047
259,549 Walmart, Inc. 20,958,582
55,669,134
Containers & Packaging (0.2%):
87,959 Amcor plc 996,575
4,918 Avery Dennison Corp. 1,085,698
18,234 Ball Corp. 1,238,271
20,742 International Paper Co. 1,013,247
5,377 Packaging Corp. of America 1,158,206
Shares Value
Common Stocks, continued
Containers & Packaging, continued
29,534 Smurfit Westrock plc $ 1,459,570
6,951,567
Distributors (0.1%):
8,611 Genuine Parts Co. 1,202,785
15,721 LKQ Corp. 627,582
2,254 Pool Corp. 849,307
2,679,674
Diversified Telecommunication Services (0.7%):
430,033 AT&T, Inc. 9,460,726
251,327 Verizon Communications, Inc. 11,287,096
20,747,822
Electric Utilities (1.7%):
15,750 Alliant Energy Corp. 955,867
31,846 American Electric Power Co., Inc. 3,267,400
18,624 Constellation Energy Corp. 4,842,612
45,989 Duke Energy Corp. 5,302,532
23,109 Edison International 2,012,563
13,111 Entergy Corp. 1,725,539
14,374 Evergy , Inc. 891,332
21,513 Eversource Energy 1,463,960
60,873 Exelon Corp. 2,468,400
29,761 FirstEnergy Corp. 1,319,900
122,590 NextEra Energy, Inc. 10,362,533
11,923 NRG Energy, Inc. 1,086,185
126,622 PG&E Corp. 2,503,317
7,164 Pinnacle West Capital Corp. 634,659
42,810 PPL Corp. 1,416,155
65,424 Southern Co. (The) 5,899,936
33,354 Xcel Energy, Inc. 2,178,016
48,330,906
Electrical Equipment (0.8%):
13,680 AMETEK, Inc. 2,348,993
23,789 Eaton Corp. plc 7,884,626
34,471 Emerson Electric Co. 3,770,093
16,539 GE Vernova , Inc.* 4,217,114
3,562 Generac Holdings, Inc.* 565,931
3,103 Hubbell, Inc. 1,329,170
6,919 Rockwell Automation, Inc. 1,857,475
21,973,402
Electronic Equipment, Instruments & Components (0.6%):
72,418 Amphenol Corp., Class A 4,718,757
8,077 CDW Corp. 1,827,825
46,221 Corning, Inc. 2,086,878
6,826 Jabil, Inc. 817,960
10,306 Keysight Technologies, Inc.* 1,637,933
18,009 TE Connectivity PLC* 2,719,179
2,685 Teledyne Technologies, Inc.* 1,175,117
14,828 Trimble, Inc.* 920,670
3,129 Zebra Technologies Corp.* 1,158,731
17,063,050
Energy Equipment & Services (0.3%):
60,699 Baker Hughes Co. 2,194,269
53,689 Halliburton Co. 1,559,665

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
84,265 Schlumberger NV $ 3,534,917
7,288,851
Entertainment (1.2%):
14,147 Electronic Arts, Inc. 2,029,246
8,418 Live Nation Entertainment, Inc.* 921,687
25,645 Netflix, Inc.* 18,189,229
9,926 Take-Two Interactive Software, Inc.* 1,525,725
108,195 Walt Disney Co. (The) 10,407,277
137,279 Warner Bros Discovery, Inc.* 1,132,552
34,205,716
Financial Services (4.0%):
109,459 Berkshire Hathaway, Inc., Class B* 50,379,599
32,825 Fidelity National Information Services, Inc. 2,749,094
34,149 Fiserv, Inc.* 6,134,868
15,418 Global Payments, Inc. 1,579,112
4,423 Jack Henry & Associates, Inc. 780,836
49,301 Mastercard , Inc., Class A 24,344,834
61,511 PayPal Holdings, Inc.* 4,799,703
99,818 Visa, Inc., Class A 27,444,959
118,213,005
Food Products (0.7%):
28,520 Archer-Daniels-Midland Co. 1,703,785
8,721 Bunge Global SA 842,797
11,502 Campbell Soup Co. 562,678
29,644 Conagra Brands, Inc. 964,023
33,695 General Mills, Inc. 2,488,376
8,966 Hershey Co. (The) 1,719,499
18,096 Hormel Foods Corp. 573,643
6,519 JM Smucker Co. (The) 789,451
15,848 Kellanova 1,279,092
53,105 Kraft Heinz Co. (The) 1,864,517
8,841 Lamb Weston Holdings, Inc. 572,366
15,295 McCormick & Co., Inc. ADR 1,258,779
80,049 Mondelez International, Inc., Class A 5,897,210
17,332 Tyson Foods, Inc., Class A 1,032,294
21,548,510
Gas Utilities (0.0%
†
):
9,195 Atmos Energy Corp. 1,275,438
Ground Transportation (1.0%):
116,648 CSX Corp. 4,027,855
4,825 JB Hunt Transport Services, Inc. 831,492
13,408 Norfolk Southern Corp. 3,331,888
10,834 Old Dominion Freight Line, Inc. 2,152,066
125,467 Uber Technologies, Inc.* 9,430,100
36,299 Union Pacific Corp. 8,946,978
28,720,379
Health Care Equipment & Supplies (2.3%):
103,914 Abbott Laboratories 11,847,235
4,336 Align Technology, Inc.* 1,102,731
30,841 Baxter International, Inc. 1,171,033
17,197 Becton Dickinson & Co. 4,146,197
87,564 Boston Scientific Corp.* 7,337,863
12,142 Cooper Cos., Inc. (The)* 1,339,748
24,000 Dexcom , Inc.* 1,608,960
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
35,767 Edwards Lifesciences Corp.* $ 2,360,264
27,628 GE HealthCare Technologies, Inc. 2,592,888
14,299 Hologic , Inc.* 1,164,797
4,968 IDEXX Laboratories, Inc.* 2,509,933
4,012 Insulet Corp.* 933,793
21,133 Intuitive Surgical, Inc.* 10,382,009
76,200 Medtronic plc 6,860,286
8,882 ResMed , Inc. 2,168,274
5,752 STERIS plc 1,395,090
20,511 Stryker Corp. 7,409,804
2,836 Teleflex, Inc. 701,399
12,209 Zimmer Biomet Holdings, Inc. 1,317,962
68,350,266
Health Care Providers & Services (2.5%):
14,383 Cardinal Health, Inc. 1,589,609
10,121 Cencora , Inc. 2,278,035
31,650 Centene Corp.* 2,382,612
16,571 Cigna Group (The) 5,740,857
75,590 CVS Health Corp. 4,753,099
2,663 DaVita, Inc.* 436,546
13,905 Elevance Health, Inc. 7,230,600
11,180 HCA Healthcare, Inc. 4,543,888
7,709 Henry Schein, Inc.* 561,986
7,335 Humana, Inc. 2,323,288
5,171 Labcorp Holdings, Inc. 1,155,615
7,720 McKesson Corp. 3,816,922
3,536 Molina Healthcare, Inc.* 1,218,364
6,697 Quest Diagnostics, Inc. 1,039,709
8,339 Solventum Corp.* 581,395
55,179 UnitedHealth Group, Inc. 32,262,058
3,593 Universal Health Services, Inc., Class B 822,833
72,737,416
Health Care REITs (0.2%):
43,722 Healthpeak Properties, Inc. 999,922
24,776 Ventas, Inc. 1,588,885
34,818 Welltower , Inc. 4,457,749
7,046,556
Hotel & Resort REITs (0.0%
†
):
41,673 Host Hotels & Resorts, Inc. 733,445
Hotels, Restaurants & Leisure (1.9%):
26,249 Airbnb, Inc., Class A* 3,328,636
1,996 Booking Holdings, Inc. 8,407,392
12,108 Caesars Entertainment, Inc.* 505,388
61,733 Carnival Corp.* 1,140,826
81,826 Chipotle Mexican Grill, Inc.* 4,714,814
7,298 Darden Restaurants, Inc. 1,197,821
2,131 Domino's Pizza, Inc. 916,628
7,293 Expedia Group, Inc.* 1,079,510
14,613 Hilton Worldwide Holdings, Inc. 3,368,296
20,435 Las Vegas Sands Corp. 1,028,698
14,059 Marriott International, Inc., Class A 3,495,067
42,865 McDonald's Corp. 13,052,821
12,911 MGM Resorts International* 504,691
26,676 Norwegian Cruise Line Holdings, Ltd.* 547,125
13,965 Royal Caribbean Cruises, Ltd. 2,476,832
68,181 Starbucks Corp. 6,646,966

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
5,213 Wynn Resorts, Ltd. $ 499,822
16,559 Yum! Brands, Inc. 2,313,458
55,224,791
Household Durables (0.4%):
17,594 D.R. Horton, Inc. 3,356,408
9,041 Garmin, Ltd. 1,591,487
14,244 Lennar Corp., Class A 2,670,465
3,014 Mohawk Industries, Inc.* 484,290
179 NVR, Inc.* 1,756,312
12,589 PulteGroup, Inc. 1,806,899
11,665,861
Household Products (1.2%):
14,578 Church & Dwight Co., Inc. 1,526,608
7,521 Clorox Co. (The) 1,225,246
48,988 Colgate-Palmolive Co. 5,085,444
20,339 Kimberly-Clark Corp. 2,893,833
140,667 Procter & Gamble Co. (The) 24,363,525
35,094,656
Independent Power and Renewable Electricity Producers
(0.1%):
44,129 AES Corp. (The) 885,228
20,174 Vistra Corp. 2,391,426
3,276,654
Industrial Conglomerates (0.8%):
33,053 3M Co. 4,518,345
64,781 General Electric Co. 12,216,401
39,113 Honeywell International, Inc. 8,085,048
24,819,794
Industrial REITs (0.2%):
55,542 Prologis, Inc. 7,013,844
Insurance (2.2%):
30,325 Aflac, Inc. 3,390,335
15,788 Allstate Corp. (The) 2,994,194
38,491 American International Group, Inc. 2,818,696
12,959 Aon plc, Class A 4,483,684
22,802 Arch Capital Group, Ltd.* 2,551,088
12,993 Arthur J. Gallagher & Co. 3,655,840
3,113 Assurant, Inc. 619,051
13,775 Brown & Brown, Inc. 1,427,090
22,602 Chubb, Ltd. 6,518,191
9,602 Cincinnati Financial Corp. 1,307,024
1,501 Erie Indemnity Co., Class A 810,270
2,621 Everest Group, Ltd. 1,026,987
5,331 Globe Life, Inc. 564,606
17,231 Hartford Financial Services Group, Inc. (The) 2,026,538
10,843 Loews Corp. 857,139
29,537 Marsh & McLennan Cos., Inc. 6,589,409
35,395 MetLife, Inc. 2,919,380
12,337 Principal Financial Group, Inc. 1,059,748
34,900 Progressive Corp. (The) 8,856,224
21,596 Prudential Financial, Inc. 2,615,276
13,467 Travelers Cos., Inc. (The) 3,152,894
18,384 W R Berkley Corp. 1,042,924
Shares Value
Common Stocks, continued
Insurance, continued
6,116 Willis Towers Watson plc $ 1,801,346
63,087,934
Interactive Media & Services (6.2%):
350,107 Alphabet, Inc., Class A 58,065,246
287,012 Alphabet, Inc., Class C 47,985,536
14,305 Match Group, Inc.* 541,301
130,550 Meta Platforms, Inc., Class A 74,732,042
181,324,125
IT Services (1.2%):
37,430 Accenture plc, Class A 13,230,756
9,043 Akamai Technologies, Inc.* 912,891
29,216 Cognizant Technology Solutions Corp., Class A 2,254,891
3,569 EPAM Systems, Inc.* 710,338
4,573 Gartner, Inc.* 2,317,414
8,391 GoDaddy , Inc., Class A* 1,315,541
54,975 International Business Machines Corp. 12,153,873
4,851 VeriSign, Inc.* 921,496
33,817,200
Leisure Products (0.0%
†
):
7,423 Hasbro, Inc. 536,831
Life Sciences Tools & Services (1.3%):
17,464 Agilent Technologies, Inc. 2,593,055
9,535 Bio- Techne Corp. 762,133
3,131 Charles River Laboratories International, Inc.* 616,713
38,349 Danaher Corp. 10,661,789
10,420 IQVIA Holdings, Inc.* 2,469,227
1,295 Mettler -Toledo International, Inc.* 1,942,111
7,356 Revvity , Inc. 939,729
22,826 Thermo Fisher Scientific, Inc. 14,119,479
3,593 Waters Corp.* 1,293,085
4,311 West Pharmaceutical Services, Inc. 1,293,990
36,691,311
Machinery (1.7%):
28,945 Caterpillar, Inc. 11,320,968
8,083 Cummins, Inc. 2,617,195
15,420 Deere & Co. 6,435,229
8,256 Dover Corp. 1,583,005
20,759 Fortive Corp. 1,638,508
4,537 IDEX Corp. 973,186
16,153 Illinois Tool Works, Inc. 4,233,217
23,904 Ingersoll Rand, Inc. 2,346,417
3,378 Nordson Corp. 887,164
24,039 Otis Worldwide Corp. 2,498,614
31,172 PACCAR, Inc. 3,076,053
7,675 Parker-Hannifin Corp. 4,849,218
10,113 Pentair plc 988,950
3,255 Snap-on, Inc. 943,006
9,118 Stanley Black & Decker, Inc. 1,004,165
10,274 Westinghouse Air Brake Technologies Corp. 1,867,505
14,624 Xylem, Inc. 1,974,679
49,237,079
Media (0.5%):
5,921 Charter Communications, Inc., Class A* 1,918,878
230,292 Comcast Corp., Class A 9,619,297

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
13,693 Fox Corp., Class A $ 579,625
8,579 Fox Corp., Class B 332,865
21,349 Interpublic Group of Cos., Inc. (The) 675,269
24,122 News Corp., Class A 642,369
6,960 News Corp., Class B 194,532
12,088 Omnicom Group, Inc. 1,249,778
28,033 Paramount Global, Class B 297,710
15,510,323
Metals & Mining (0.4%):
85,699 Freeport-McMoRan, Inc. 4,278,094
68,563 Newmont Corp. 3,664,692
14,006 Nucor Corp. 2,105,662
8,573 Steel Dynamics, Inc. 1,080,884
11,129,332
Multi-Utilities (0.7%):
16,102 Ameren Corp. 1,408,281
38,776 CenterPoint Energy, Inc. 1,140,790
17,998 CMS Energy Corp. 1,271,199
20,980 Consolidated Edison, Inc. 2,184,647
50,300 Dominion Energy, Inc. 2,906,837
12,155 DTE Energy Co. 1,560,824
27,244 NiSource, Inc. 944,005
29,555 Public Service Enterprise Group, Inc. 2,636,601
38,129 Sempra 3,188,728
18,824 WEC Energy Group, Inc. 1,810,492
19,052,404
Office REITs (0.1%):
9,623 Alexandria Real Estate Equities, Inc. 1,142,731
8,436 BXP, Inc. 678,761
1,821,492
Oil, Gas & Consumable Fuels (3.0%):
21,367 APA Corp. 522,637
101,638 Chevron Corp. 14,968,228
69,049 ConocoPhillips 7,269,479
42,715 Coterra Energy, Inc. 1,023,024
36,370 Devon Energy Corp. 1,422,794
10,907 Diamondback Energy, Inc. 1,880,367
34,211 EOG Resources, Inc. 4,205,558
36,528 EQT Corp. 1,338,386
265,483 Exxon Mobil Corp. 31,119,917
16,345 Hess Corp. 2,219,651
114,581 Kinder Morgan, Inc. 2,531,094
32,225 Marathon Oil Corp. 858,152
20,137 Marathon Petroleum Corp. 3,280,519
40,588 Occidental Petroleum Corp. 2,091,906
35,267 ONEOK, Inc. 3,213,882
25,184 Phillips 66 3,310,437
13,345 Targa Resources Corp. 1,975,193
19,440 Valero Energy Corp. 2,624,983
72,081 Williams Cos., Inc. (The) 3,290,498
89,146,705
Passenger Airlines (0.1%):
38,592 Delta Air Lines, Inc. 1,960,088
36,274 Southwest Airlines Co. 1,074,799
Shares Value
Common Stocks, continued
Passenger Airlines, continued
19,821 United Airlines Holdings, Inc.* $ 1,130,986
4,165,873
Personal Care Products (0.1%):
13,711 Estee Lauder Cos., Inc. (The) 1,366,849
112,905 Kenvue , Inc. 2,611,493
3,978,342
Pharmaceuticals (3.6%):
120,246 Bristol-Myers Squibb Co. 6,221,528
10,633 Catalent , Inc.* 644,041
47,138 Eli Lilly & Co. 41,761,440
143,846 Johnson & Johnson 23,311,683
151,469 Merck & Co., Inc. 17,200,819
337,950 Pfizer, Inc. 9,780,273
74,911 Viatris , Inc. 869,717
27,259 Zoetis, Inc. 5,325,863
105,115,364
Professional Services (0.6%):
7,657 Amentum Holdings, Inc.* 246,938
24,221 Automatic Data Processing, Inc. 6,702,678
6,918 Broadridge Financial Solutions, Inc. 1,487,578
9,708 Dayforce , Inc.* 594,615
7,493 Equifax, Inc. 2,201,893
7,657 Jacobs Solutions, Inc. 1,002,301
7,897 Leidos Holdings, Inc. 1,287,211
19,032 Paychex, Inc. 2,553,904
2,960 Paycom Software, Inc. 493,047
8,572 Verisk Analytics, Inc. 2,296,953
18,867,118
Real Estate Management & Development (0.1%):
17,864 CBRE Group, Inc., Class A* 2,223,711
24,765 CoStar Group, Inc.* 1,868,271
4,091,982
Residential REITs (0.3%):
8,513 AvalonBay Communities, Inc. 1,917,553
6,275 Camden Property Trust 775,151
20,311 Equity Residential 1,512,357
3,908 Essex Property Trust, Inc. 1,154,501
33,005 Invitation Homes, Inc. 1,163,756
6,752 Mid-America Apartment Communities, Inc. 1,072,893
18,291 UDR, Inc. 829,314
8,425,525
Retail REITs (0.3%):
4,570 Federal Realty Investment Trust 525,413
39,436 Kimco Realty Corp. 915,704
51,863 Realty Income Corp. 3,289,151
9,612 Regency Centers Corp. 694,275
18,439 Simon Property Group, Inc. 3,116,560
8,541,103
Semiconductors & Semiconductor Equipment (11.0%):
96,713 Advanced Micro Devices, Inc.* 15,868,669
29,815 Analog Devices, Inc. 6,862,519
49,321 Applied Materials, Inc. 9,965,308
278,155 Broadcom, Inc. 47,981,738

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
8,340 Enphase Energy, Inc.* $ 942,587
6,360 First Solar, Inc.* 1,586,438
254,149 Intel Corp. 5,962,336
7,975 KLA Corp. 6,175,920
7,791 Lam Research Corp. 6,358,079
31,540 Microchip Technology, Inc. 2,532,347
66,623 Micron Technology, Inc. 6,909,471
2,949 Monolithic Power Systems, Inc. 2,726,350
1,469,985 NVIDIA Corp. 178,514,978
15,313 NXP Semiconductors NV 3,675,273
25,818 ON Semiconductor Corp.* 1,874,645
5,786 Qorvo , Inc.* 597,694
66,510 QUALCOMM, Inc. 11,310,026
9,727 Skyworks Solutions, Inc. 960,736
9,508 Teradyne, Inc. 1,273,406
54,378 Texas Instruments, Inc. 11,232,863
323,311,383
Software (10.3%):
26,496 Adobe, Inc.* 13,719,099
5,197 ANSYS, Inc.* 1,655,920
13,009 Autodesk, Inc.* 3,583,719
16,461 Cadence Design Systems, Inc.* 4,461,425
4,130 Corpay , Inc.* 1,291,699
13,741 Crowdstrike Holdings, Inc., Class A* 3,853,938
1,468 Fair Isaac Corp.* 2,853,088
38,037 Fortinet, Inc.* 2,949,769
31,849 Gen Digital, Inc. 873,618
16,682 Intuit, Inc. 10,359,522
444,165 Microsoft Corp. 191,124,200
95,513 Oracle Corp. ADR 16,275,415
121,163 Palantir Technologies, Inc., Class A* 4,507,264
19,399 Palo Alto Networks, Inc.* 6,630,578
7,373 PTC, Inc.* 1,332,006
6,412 Roper Technologies, Inc. 3,567,893
57,903 Salesforce, Inc. 15,848,630
12,310 ServiceNow , Inc.* 11,009,941
9,141 Synopsys, Inc.* 4,628,911
2,591 Tyler Technologies, Inc.* 1,512,419
302,039,054
Specialized REITs (1.0%):
28,103 American Tower Corp. 6,535,634
26,130 Crown Castle, Inc. 3,099,802
18,517 Digital Realty Trust, Inc. 2,996,606
5,652 Equinix , Inc. 5,016,885
12,798 Extra Space Storage, Inc. 2,306,071
159 Gaming and Leisure Properties, Inc. 8,180
17,505 Iron Mountain, Inc. 2,080,119
9,327 Public Storage 3,393,815
6,301 SBA Communications Corp. 1,516,651
62,706 VICI Properties, Inc. 2,088,737
42,431 Weyerhaeuser Co. 1,436,714
30,479,214
Specialty Retail (1.9%):
1,025 AutoZone, Inc.* 3,228,791
Shares Value
Common Stocks, continued
Specialty Retail, continued
11,732 Best Buy Co., Inc. $ 1,211,916
9,321 CarMax, Inc.* 721,259
59,254 Home Depot, Inc. (The) 24,009,721
33,957 Lowe's Cos., Inc. 9,197,253
3,484 O'Reilly Automotive, Inc.* 4,012,174
19,819 Ross Stores, Inc. 2,982,958
67,889 TJX Cos., Inc. (The) 7,979,673
6,500 Tractor Supply Co. 1,891,045
2,755 Ulta Beauty, Inc.* 1,072,026
56,306,816
Technology Hardware, Storage & Peripherals (7.6%):
908,531 Apple, Inc. 211,687,723
17,308 Dell Technologies, Inc., Class C 2,051,690
76,374 Hewlett Packard Enterprise Co. 1,562,612
58,877 HP, Inc. 2,111,918
12,134 NetApp, Inc. 1,498,670
12,097 Seagate Technology Holdings plc 1,324,984
3,124 Super Micro Computer, Inc.* 1,300,834
18,906 Western Digital Corp.* 1,291,091
222,829,522
Textiles, Apparel & Luxury Goods (0.4%):
9,093 Deckers Outdoor Corp.* 1,449,879
7,007 Lululemon Athletica , Inc.* 1,901,349
71,302 NIKE, Inc., Class B 6,303,097
2,327 Ralph Lauren Corp. 451,136
13,376 Tapestry, Inc. 628,404
10,733,865
Tobacco (0.6%):
102,658 Altria Group, Inc. 5,239,664
92,826 Philip Morris International, Inc. 11,269,077
16,508,741
Trading Companies & Distributors (0.3%):
33,794 Fastenal Co. 2,413,567
3,935 United Rentals, Inc. 3,186,288
2,637 W.W. Grainger, Inc. 2,739,342
8,339,197
Water Utilities (0.1%):
11,582 American Water Works Co., Inc. 1,693,752
Wireless Telecommunication Services (0.2%):
29,485 T-Mobile US, Inc. 6,084,525
Total Common Stocks (Cost $848,521,881) 2,909,771,064
Unaffiliated Investment Company (0.6%):
Money Markets (0.6%):
18,691,943 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.01%(a) 18,691,943
Total Unaffiliated Investment Company (Cost $18,691,943) 18,691,943
Total Investment Securities
(Cost $867,213,824) — 100.0% 2,928,463,007
Net other assets (liabilities) — 0.0%
†
399,164
Net Assets — 100.0% $ 2,928,862,171

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024.
ADR—American Depository Receipt
* Non-income producing security.
+ Affiliated Securities
† Represents less than 0.05%.
(a) The rate represents the effective yield at September 30, 2024.
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/20/24 70 $ 20,349,875 $ 105,122
$ 105,122

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.3%):
Aerospace & Defense (1.3%):
12,543 AAR Corp.* $ 819,810
10,205 AeroVironment, Inc.* 2,046,103
18,467 Mercury Systems, Inc.* 683,279
10,789 Moog, Inc., Class A 2,179,594
1,721 National Presto Industries, Inc. 129,316
27,927 Triumph Group, Inc.* 359,979
6,218,081
Air Freight & Logistics (0.3%):
6,799 Forward Air Corp. 240,685
22,399 Hub Group, Inc., Class A 1,018,034
1,258,719
Automobile Components (1.5%):
27,875 Adient plc* 629,139
46,302 American Axle & Manufacturing Holdings, Inc.* 286,146
48,448 Dana, Inc. 511,611
9,998 Dorman Products, Inc.* 1,130,974
15,076 Fox Factory Holding Corp.* 625,654
11,297 Gentherm, Inc.* 525,875
9,254 LCI Industries 1,115,477
8,088 Patrick Industries, Inc. 1,151,489
16,149 Phinia, Inc. 743,338
6,999 Standard Motor Products, Inc. 232,367
7,908 XPEL, Inc.* 342,970
7,295,040
Automobiles (0.1%):
10,597 Winnebago Industries, Inc. 615,792
Banks (9.5%):
25,117 Ameris Bancorp 1,567,050
33,048 Atlantic Union Bankshares Corp. 1,244,918
19,772 Axos Financial, Inc.* 1,243,263
48,099 Banc of California, Inc. 708,498
6,433 BancFirst Corp. 677,073
17,751 Bancorp, Inc. (The)* 949,679
14,204 Bank of Hawaii Corp. 891,585
27,490 BankUnited, Inc. 1,001,736
13,297 Banner Corp. 791,969
15,781 Berkshire Hills Bancorp, Inc. 424,982
34,663 Brookline Bancorp, Inc. 349,750
46,234 Capitol Federal Financial, Inc. 270,007
27,256 Cathay General Bancorp 1,170,645
11,376 Central Pacific Financial Corp. 335,706
5,541 City Holding Co. 650,458
49,006 Comerica, Inc. 2,935,949
19,351 Community Financial System, Inc. 1,123,713
10,805 Customers Bancorp, Inc.* 501,892
48,305 CVB Financial Corp. 860,795
13,280 Dime Community Bancshares, Inc. 382,464
11,282 Eagle Bancorp, Inc. 254,748
13,475 FB Financial Corp. 632,382
62,807 First BanCorp 1,329,624
15,427 First Bancorp/Southern Pines NC 641,609
39,329 First Commonwealth Financial Corp. 674,492
36,914 First Financial Bancorp 931,340
50,246 First Hawaiian, Inc. 1,163,195
68,164 Fulton Financial Corp. 1,235,813
Shares Value
Common Stocks, continued
Banks, continued
13,759 Hanmi Financial Corp. $ 255,917
13,682 Heritage Financial Corp. 297,857
17,401 Hilltop Holdings, Inc. 559,616
50,445 Hope Bancorp, Inc. 633,589
15,674 Independent Bank Corp. 926,804
13,063 Independent Bank Group, Inc. 753,213
9,571 Lakeland Financial Corp. 623,264
13,811 National Bank Holdings Corp., Class A 581,443
17,392 NBT Bancorp, Inc. 769,248
50,181 Northwest Bancshares, Inc. 671,422
17,613 OFG Bancorp 791,176
35,838 Pacific Premier Bancorp, Inc. 901,684
5,572 Park National Corp. 935,985
9,234 Pathward Financial, Inc. 609,536
5,133 Preferred Bank 411,923
40,225 Provident Financial Services, Inc. 746,576
22,740 Renasant Corp. 739,050
15,077 S&T Bancorp, Inc. 632,782
30,390 Seacoast Banking Corp. of Florida 809,893
18,442 ServisFirst Bancshares, Inc. 1,483,659
47,008 Simmons First National Corp., Class A 1,012,552
10,674 Southside Bancshares, Inc. 356,832
17,009 Stellar Bancorp, Inc. 440,363
4,667 Tompkins Financial Corp. 269,706
8,038 Triumph Financial, Inc.* 639,343
7,482 TrustCo Bank Corp. 247,430
23,309 Trustmark Corp. 741,692
45,104 United Community Banks, Inc. 1,311,624
20,938 Veritex Holdings, Inc. 551,088
26,863 WaFd, Inc. 936,176
10,020 Westamerica BanCorp 495,188
22,291 WSFS Financial Corp. 1,136,618
47,218,584
Beverages (0.2%):
5,087 MGP Ingredients, Inc. 423,493
8,546 National Beverage Corp. 401,149
824,642
Biotechnology (2.3%):
83,914 ADMA Biologics, Inc.* 1,677,441
60,872 Alkermes plc, ADR* 1,703,807
18,911 Arcus Biosciences, Inc.* 289,149
40,054 Catalyst Pharmaceuticals, Inc.* 796,273
44,299 Dynavax Technologies Corp.* 493,491
51,998 Ironwood Pharmaceuticals, Inc.* 214,232
9,193 Krystal Biotech, Inc.* 1,673,402
32,900 Myriad Genetics, Inc.* 901,131
21,217 Protagonist Therapeutics, Inc.* 954,765
16,272 REGENXBIO, Inc.* 170,693
47,769 TG Therapeutics, Inc.* 1,117,317
17,680 Vericel Corp.* 746,980
33,446 Vir Biotechnology, Inc.* 250,511
22,435 Xencor, Inc.* 451,168
11,440,360
Broadline Retail (0.6%):
41,170 Etsy, Inc.* 2,286,170

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Broadline Retail, continued
40,735 Kohl's Corp. $ 859,509
3,145,679
Building Products (2.7%):
5,750 American Woodmark Corp.* 537,338
8,239 Apogee Enterprises, Inc. 576,854
16,320 Armstrong World Industries, Inc. 2,144,938
10,813 AZZ, Inc. 893,262
5,834 CSW Industrials, Inc. 2,137,519
10,981 Gibraltar Industries, Inc.* 767,901
14,275 Griffon Corp. 999,250
48,624 Hayward Holdings, Inc.* 745,892
6,890 Insteel Industries, Inc. 214,210
46,968 Masterbrand, Inc.* 870,787
16,776 Quanex Building Products Corp. 465,534
53,338 Resideo Technologies, Inc.* 1,074,227
49,981 Zurn Elkay Water Solutions Corp. 1,796,317
13,224,029
Capital Markets (2.6%):
24,939 Artisan Partners Asset Management, Inc., Class A 1,080,357
139,269 BGC Group, Inc., Class A 1,278,489
10,439 Brightsphere Investment Group, Inc. 265,151
9,971 Cohen & Steers, Inc. 956,717
9,631 Donnelley Financial Solutions, Inc.* 634,009
24,068 Moelis & Co., Class A 1,648,899
6,077 Piper Sandler Cos. 1,724,713
8,760 PJT Partners, Inc., Class A 1,168,058
22,673 StepStone Group, Inc., Class A 1,288,507
10,551 StoneX Group, Inc.* 863,916
30,428 Virtu Financial, Inc., Class A 926,837
2,484 Virtus Investment Partners, Inc. 520,274
43,881 WisdomTree, Inc.^ 438,371
12,794,298
Chemicals (2.1%):
10,070 AdvanSix, Inc. 305,927
12,020 Balchem Corp. 2,115,520
6,954 Hawkins, Inc. 886,426
20,427 HB Fuller Co. 1,621,495
12,991 Ingevity Corp.* 506,649
9,009 Innospec, Inc. 1,018,828
7,626 Koppers Holdings, Inc. 278,578
19,534 Mativ Holdings, Inc. 331,883
11,658 Minerals Technologies, Inc. 900,347
5,031 Quaker Chemical Corp. 847,673
15,369 Sensient Technologies Corp. 1,232,901
7,628 Stepan Co. 589,263
10,635,490
Commercial Services & Supplies (2.0%):
23,184 ABM Industries, Inc. 1,223,188
16,009 Brady Corp., Class A 1,226,770
40,584 CoreCivic, Inc.* 513,388
16,435 Deluxe Corp. 320,318
30,098 Enviri Corp.* 311,213
50,608 GEO Group, Inc. (The)* 650,313
27,168 Healthcare Services Group, Inc.* 303,467
16,986 HNI Corp. 914,526
22,689 Interface, Inc. 430,410
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
8,410 Liquidity Services, Inc.* $ 191,748
11,155 Matthews International Corp., Class A 258,796
25,207 MillerKnoll, Inc. 624,125
38,208 OPENLANE, Inc.* 644,951
59,328 Pitney Bowes, Inc. 423,009
5,434 UniFirst Corp. 1,079,464
41,527 Vestis Corp. 618,752
8,165 Viad Corp.* 292,552
10,026,990
Communications Equipment (0.8%):
21,096 Calix, Inc.* 818,314
13,190 Digi International, Inc.* 363,121
48,283 Extreme Networks, Inc.* 725,693
42,327 Harmonic, Inc.* 616,704
25,456 NetScout Systems, Inc.* 553,668
29,718 Viasat, Inc.* 354,833
82,048 Viavi Solutions, Inc.* 740,073
4,172,406
Construction & Engineering (1.1%):
17,940 Arcosa, Inc. 1,699,994
10,653 Dycom Industries, Inc.* 2,099,706
16,095 Granite Construction, Inc. 1,276,012
5,913 MYR Group, Inc.* 604,486
5,680,198
Consumer Finance (0.8%):
17,177 Bread Financial Holdings, Inc. 817,282
8,287 Encore Capital Group, Inc.* 391,727
9,641 Enova International, Inc.* 807,819
19,943 EZCORP, Inc., Class A* 223,561
17,450 Green Dot Corp., Class A* 204,340
31,526 Navient Corp. 491,490
14,404 PRA Group, Inc.* 322,073
15,594 PROG Holdings, Inc. 756,153
1,368 World Acceptance Corp.* 161,397
4,175,842
Consumer Staples Distribution & Retail (0.7%):
12,237 Andersons, Inc. (The) 613,563
12,583 Chefs' Warehouse, Inc. (The)* 528,612
35,180 Grocery Outlet Holding Corp.* 617,409
8,880 PriceSmart, Inc. 815,006
12,461 SpartanNash Co. 279,251
21,800 United Natural Foods, Inc.* 366,676
3,220,517
Containers & Packaging (0.5%):
13,837 Myers Industries, Inc. 191,227
58,465 O-I Glass, Inc.* 767,061
47,403 Sealed Air Corp. 1,720,729
2,679,017
Diversified Consumer Services (1.0%):
13,620 Adtalem Global Education, Inc.* 1,028,037
27,613 Frontdoor, Inc.* 1,325,148
35,353 Mister Car Wash, Inc.* 230,148
22,453 Perdoceo Education Corp. 499,355
8,518 Strategic Education, Inc. 788,341

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
15,327 Stride, Inc.* $ 1,307,546
5,178,575
Diversified REITs (0.8%):
25,510 Alexander & Baldwin, Inc. 489,792
17,097 American Assets Trust, Inc. 456,832
23,566 Armada Hoffler Properties, Inc. 255,220
66,551 Essential Properties Realty Trust, Inc. 2,272,716
69,643 Global Net Lease, Inc. 586,394
4,060,954
Diversified Telecommunication Services (1.1%):
15,330 Cogent Communications Holdings, Inc. 1,163,854
28,087 Consolidated Communications Holdings, Inc.* 130,324
43,888 EchoStar Corp., Class A* 1,089,300
371,244 Lumen Technologies, Inc.* 2,635,832
16,639 Shenandoah Telecommunications Co. 234,776
5,254,086
Electric Utilities (0.5%):
13,315 MGE Energy, Inc. 1,217,657
15,274 Otter Tail Corp. 1,193,816
2,411,473
Electrical Equipment (0.5%):
3,396 Powell Industries, Inc. 753,878
81,979 Sunrun, Inc.* 1,480,541
8,101 Vicor Corp.* 341,052
2,575,471
Electronic Equipment, Instruments & Components (3.3%):
13,766 Advanced Energy Industries, Inc. 1,448,734
36,975 Arlo Technologies, Inc.* 447,767
10,809 Badger Meter, Inc. 2,360,794
13,434 Benchmark Electronics, Inc. 595,395
10,660 CTS Corp. 515,731
9,789 ePlus, Inc.* 962,650
10,351 Insight Enterprises, Inc.* 2,229,502
16,349 Itron, Inc.* 1,746,236
30,776 Knowles Corp.* 554,891
5,584 OSI Systems, Inc.* 847,819
4,135 PC Connection, Inc. 311,903
10,056 Plexus Corp.* 1,374,756
5,807 Rogers Corp.* 656,249
20,446 Sanmina Corp.* 1,399,529
8,651 ScanSource, Inc.* 415,507
36,739 TTM Technologies, Inc.* 670,487
16,537,950
Energy Equipment & Services (2.0%):
60,055 Archrock, Inc. 1,215,513
8,978 Bristow Group, Inc.* 311,447
24,594 Cactus, Inc., Class A 1,467,524
16,814 Core Laboratories, Inc. 311,563
54,000 Helix Energy Solutions Group, Inc.* 599,400
36,821 Helmerich & Payne, Inc. 1,120,095
12,327 Innovex International, Inc.* 180,960
59,494 Liberty Energy, Inc. 1,135,741
3,193 Nabors Industries, Ltd.* 205,853
37,519 Oceaneering International, Inc.* 933,098
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
121,393 Patterson-UTI Energy, Inc. $ 928,656
31,937 ProPetro Holding Corp.* 244,637
31,455 RPC, Inc. 200,054
17,921 Tidewater, Inc.* 1,286,549
10,141,090
Entertainment (0.5%):
38,900 Cinemark Holdings, Inc.* 1,082,976
6,065 Madison Square Garden Sports Corp.* 1,263,097
2,346,073
Financial Services (1.9%):
25,573 EVERTEC, Inc. 866,669
13,961 Jackson Financial, Inc., Class A 1,273,662
24,640 Mr Cooper Group, Inc.* 2,271,315
27,594 NCR Atleos Corp.* 787,257
31,641 NMI Holdings, Inc.* 1,303,293
97,331 Payoneer Global, Inc.* 732,902
24,877 Radian Group, Inc. 862,983
12,635 Walker & Dunlop, Inc. 1,435,210
9,533,291
Food Products (1.2%):
28,699 B&G Foods, Inc.^ 254,847
15,095 Cal-Maine Foods, Inc. 1,129,710
11,977 Fresh Del Monte Produce, Inc. 353,800
32,920 Hain Celestial Group, Inc. (The)* 284,100
5,618 J & J Snack Foods Corp. 966,970
3,074 John B Sanfilippo & Son, Inc. 289,909
32,908 Simply Good Foods Co. (The)* 1,144,211
5,297 Tootsie Roll Industries, Inc. 164,048
16,817 TreeHouse Foods, Inc.* 705,978
24,475 WK Kellogg Co. 418,767
5,712,340
Gas Utilities (0.3%):
7,891 Chesapeake Utilities Corp. 979,825
13,575 Northwest Natural Holding Co. 554,132
1,533,957
Ground Transportation (0.9%):
8,611 ArcBest Corp. 933,863
16,670 Heartland Express, Inc. 204,708
51,095 Hertz Global Holdings, Inc.* 168,614
19,517 Marten Transport, Ltd. 345,451
50,004 RXO, Inc.* 1,400,112
15,523 Schneider National, Inc., Class B 443,026
21,043 Werner Enterprises, Inc.^ 812,049
4,307,823
Health Care Equipment & Supplies (4.0%):
13,769 Artivion, Inc.* 366,531
16,680 Avanos Medical, Inc.* 400,820
10,927 CONMED Corp. 785,870
21,001 Embecta Corp. 296,114
20,097 Glaukos Corp.* 2,618,237
8,805 ICU Medical, Inc.* 1,604,447
17,961 Inari Medical, Inc.* 740,712
10,828 Inspire Medical Systems, Inc.* 2,285,249
12,241 Integer Holdings Corp.* 1,591,330

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
24,576 Integra LifeSciences Holdings Corp.* $ 446,546
7,403 LeMaitre Vascular, Inc. 687,665
21,603 Merit Medical Systems, Inc.* 2,135,025
4,420 OmniAb Operations, Inc. - Vesting 12.5*(a)(b) —
4,420 OmniAb Operations, Inc. - Vesting 15*(a)(b) —
16,622 Omnicell, Inc.* 724,719
20,708 QuidelOrtho Corp.* 944,285
17,616 STAAR Surgical Co.* 654,434
23,735 Tandem Diabetes Care, Inc.* 1,006,601
12,170 TransMedics Group, Inc.* 1,910,690
2,667 UFP Technologies, Inc.* 844,639
20,043,914
Health Care Providers & Services (2.4%):
36,083 AdaptHealth Corp.* 405,212
6,366 Addus HomeCare Corp.* 846,869
13,582 AMN Healthcare Services, Inc.*^ 575,741
15,053 Astrana Health, Inc.* 872,171
3,322 CorVel Corp.* 1,085,929
12,412 Cross Country Healthcare, Inc.* 166,817
7,189 Fulgent Genetics, Inc.* 156,217
4,533 National HealthCare Corp. 570,115
46,395 NeoGenomics, Inc.* 684,326
27,381 Owens & Minor, Inc.* 429,608
28,476 Patterson Cos., Inc. 621,916
31,079 Pediatrix Medical Group, Inc.* 360,206
38,168 Premier, Inc., Class A 763,360
35,475 Privia Health Group, Inc.* 646,000
26,773 Progyny, Inc.* 448,716
24,655 RadNet, Inc.* 1,710,810
39,021 Select Medical Holdings Corp. 1,360,662
5,191 US Physical Therapy, Inc. 439,314
12,143,989
Health Care REITs (0.8%):
55,736 CareTrust REIT, Inc. 1,720,013
14,666 LTC Properties, Inc. 538,096
219,056 Medical Properties Trust, Inc.^ 1,281,478
4,214 Universal Health Realty Income Trust 192,790
3,732,377
Health Care Technology (0.3%):
40,046 Certara, Inc.* 468,939
9,084 HealthStream, Inc. 261,983
20,701 Schrodinger, Inc.* 384,003
5,248 Simulations Plus, Inc. 168,041
1,282,966
Hotel & Resort REITs (0.9%):
84,685 Apple Hospitality REIT, Inc. 1,257,572
77,305 DiamondRock Hospitality Co. 674,872
43,505 Pebblebrook Hotel Trust 575,571
63,528 Service Properties Trust 289,688
39,731 Summit Hotel Properties, Inc. 272,555
75,643 Sunstone Hotel Investors, Inc. 780,636
37,171 Xenia Hotels & Resorts, Inc. 549,016
4,399,910
Hotels, Restaurants & Leisure (1.9%):
8,704 BJ's Restaurants, Inc.* 283,402
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
28,314 Bloomin' Brands, Inc. $ 468,030
16,275 Brinker International, Inc.* 1,245,526
17,071 Cheesecake Factory, Inc. (The) 692,229
6,021 Chuy's Holdings, Inc.* 225,185
8,124 Cracker Barrel Old Country Store, Inc. 368,423
11,772 Dave & Buster's Entertainment, Inc.* 400,837
8,278 Golden Entertainment, Inc. 263,158
6,779 Jack in the Box, Inc. 315,495
4,443 Monarch Casino & Resort, Inc. 352,197
11,655 Papa John's International, Inc. 627,855
53,849 Penn Entertainment, Inc.* 1,015,592
144,544 Sabre Corp.* 530,476
14,513 Shake Shack, Inc., Class A* 1,497,887
33,974 Six Flags Entertainment Corp.* 1,369,492
9,655,784
Household Durables (3.3%):
2,858 Cavco Industries, Inc.* 1,223,910
10,021 Century Communities, Inc. 1,031,963
8,157 Ethan Allen Interiors, Inc. 260,127
10,200 Green Brick Partners, Inc.* 851,904
7,914 Helen of Troy, Ltd.* 489,481
8,640 Installed Building Products, Inc. 2,127,773
15,428 La-Z-Boy, Inc. 662,324
48,656 Leggett & Platt, Inc. 662,695
7,320 LGI Homes, Inc.* 867,566
10,308 M/I Homes, Inc.* 1,766,379
13,291 Meritage Homes Corp. 2,725,585
148,127 Newell Brands, Inc. 1,137,615
43,595 Sonos, Inc.* 535,783
34,572 Tri Pointe Homes, Inc.* 1,566,457
11,250 Worthington Enterprises, Inc. 466,312
16,375,874
Household Products (0.6%):
4,738 Central Garden & Pet Co.* 172,795
17,940 Central Garden & Pet Co., Class A* 563,316
23,190 Energizer Holdings, Inc. 736,515
4,905 WD-40 Co. 1,264,901
2,737,527
Independent Power and Renewable Electricity Producers
(0.3%):
14,752 Clearway Energy, Inc., Class A 419,989
29,469 Clearway Energy, Inc., Class C 904,109
1,324,098
Industrial REITs (0.5%):
10,384 Innovative Industrial Properties, Inc. 1,397,687
109,047 LXP Industrial Trust 1,095,922
2,493,609
Insurance (2.4%):
18,403 Ambac Financial Group, Inc.* 206,298
7,255 AMERISAFE, Inc. 350,634
19,217 Assured Guaranty, Ltd. 1,528,136
9,344 Employers Holdings, Inc. 448,232
173,323 Genworth Financial, Inc.* 1,187,263
8,815 Goosehead Insurance, Inc., Class A* 787,180
2,974 HCI Group, Inc. 318,396

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
15,395 Horace Mann Educators Corp. $ 538,055
64,908 Lincoln National Corp. 2,045,251
10,076 Mercury General Corp. 634,586
9,558 Palomar Holdings, Inc.* 904,856
19,077 ProAssurance Corp.* 286,918
5,737 Safety Insurance Group, Inc. 469,172
37,096 SiriusPoint, Ltd.* 531,957
10,668 Stewart Information Services Corp. 797,326
12,480 Trupanion, Inc.* 523,910
8,626 United Fire Group, Inc. 180,542
11,738,712
Interactive Media & Services (1.1%):
31,199 Cargurus, Inc.* 936,906
23,661 Cars.com, Inc.* 396,558
26,231 IAC, Inc.* 1,411,752
20,316 QuinStreet, Inc.* 388,645
9,112 Shutterstock, Inc. 322,292
39,637 TripAdvisor, Inc.* 574,340
24,150 Yelp, Inc.* 847,182
15,115 Ziff Davis, Inc.* 735,496
5,613,171
IT Services (0.7%):
22,881 DigitalOcean Holdings, Inc.* 924,164
66,138 DXC Technology Co.* 1,372,363
12,684 Perficient, Inc.* 957,388
3,253,915
Leisure Products (0.3%):
5,651 Sturm Ruger & Co., Inc. 235,534
51,700 Topgolf Callaway Brands Corp.* 567,666
20,946 Vista Outdoor, Inc.* 820,664
1,623,864
Life Sciences Tools & Services (0.3%):
13,158 BioLife Solutions, Inc.* 329,477
37,028 Cytek Biosciences, Inc.* 205,135
32,922 Fortrea Holdings, Inc.*^ 658,440
1,934 Mesa Laboratories, Inc. 251,149
1,444,201
Machinery (4.8%):
3,696 Alamo Group, Inc. 665,760
11,104 Albany International Corp. 986,590
8,283 Astec Industries, Inc. 264,559
16,978 Barnes Group, Inc. 686,081
19,515 Enerpac Tool Group Corp. 817,483
7,682 Enpro, Inc. 1,245,867
9,135 ESCO Technologies, Inc. 1,178,232
22,867 Federal Signal Corp. 2,137,150
14,606 Franklin Electric Co., Inc. 1,531,001
80,528 Gates Industrial Corp. plc* 1,413,266
11,269 Greenbrier Cos., Inc. (The) 573,479
25,540 Hillenbrand, Inc. 710,012
11,063 John Bean Technologies Corp. 1,089,816
27,892 Kennametal, Inc. 723,240
3,848 Lindsay Corp. 479,615
42,240 Mueller Industries, Inc. 3,129,984
8,768 Proto Labs, Inc.* 257,516
Shares Value
Common Stocks, continued
Machinery, continued
17,424 SPX Technologies, Inc.* $ 2,778,431
4,337 Standex International Corp. 792,717
6,878 Tennant Co. 660,563
20,452 Titan International, Inc.* 166,275
29,853 Trinity Industries, Inc. 1,040,079
16,450 Wabash National Corp. 315,676
23,643,392
Marine Transportation (0.4%):
12,496 Matson, Inc. 1,782,179
Media (0.6%):
1,647 Cable One, Inc. 576,104
15,022 John Wiley & Sons, Inc., Class A 724,811
9,285 Scholastic Corp. 297,213
9,401 TechTarget, Inc.* 229,854
54,661 TEGNA, Inc. 862,551
11,711 Thryv Holdings, Inc.* 201,781
2,892,314
Metals & Mining (2.5%):
3,973 Alpha Metallurgical Resources, Inc. 938,343
6,577 Arch Resources, Inc. 908,678
45,390 ATI, Inc.* 3,037,045
18,233 Carpenter Technology Corp. 2,909,622
20,350 Century Aluminum Co.* 330,280
4,216 Haynes International, Inc. 251,021
6,028 Kaiser Aluminum Corp. 437,151
7,787 Materion Corp. 871,054
14,794 Metallus, Inc.* 219,395
40,586 MP Materials Corp.*^ 716,343
31,344 SunCoke Energy, Inc. 272,066
19,019 Warrior Met Coal, Inc. 1,215,314
11,459 Worthington Steel, Inc. 389,721
12,496,033
Mortgage Real Estate Investment Trusts (REITs) (1.5%):
48,048 Apollo Commercial Real Estate Finance, Inc. 441,561
69,272 Arbor Realty Trust, Inc.^ 1,077,872
15,538 ARMOUR Residential REIT, Inc. 316,975
64,567 Blackstone Mortgage Trust, Inc., Class A 1,227,419
30,324 Ellington Financial, Inc. 390,876
30,318 Franklin BSP Realty Trust, Inc. 395,953
43,602 Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 1,502,961
20,596 KKR Real Estate Finance Trust, Inc. 254,361
34,447 New York Mortgage Trust, Inc. 218,050
33,360 PennyMac Mortgage Investment Trust 475,714
62,929 Ready Capital Corp. 480,148
51,613 Redwood Trust, Inc. 398,969
36,505 Two Harbors Investment Corp. 506,689
7,687,548
Multi-Utilities (0.3%):
28,386 Avista Corp. 1,099,958
6,095 Unitil Corp. 369,235
1,469,193
Office REITs (1.1%):
65,268 Brandywine Realty Trust 355,058

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Office REITs, continued
61,789 Douglas Emmett, Inc. $ 1,085,633
33,707 Easterly Government Properties, Inc. 457,741
39,595 Highwoods Properties, Inc. 1,326,828
49,228 Hudson Pacific Properties, Inc. 235,310
30,852 JBG SMITH Properties 539,293
24,187 SL Green Realty Corp. 1,683,657
5,683,520
Oil, Gas & Consumable Fuels (2.3%):
25,108 California Resources Corp. 1,317,417
34,278 Comstock Resources, Inc. 381,514
9,757 CONSOL Energy, Inc. 1,021,070
11,222 CVR Energy, Inc. 258,443
13,070 Dorian LPG, Ltd. 449,869
23,393 Green Plains, Inc.* 316,741
69,435 Magnolia Oil & Gas Corp., Class A 1,695,603
35,316 Northern Oil & Gas, Inc. 1,250,540
20,023 Par Pacific Holdings, Inc.* 352,405
44,517 Peabody Energy Corp. 1,181,481
5,529 REX American Resources Corp.* 255,937
42,786 SM Energy Co. 1,710,156
46,397 Talos Energy, Inc.* 480,209
9,194 Vital Energy, Inc.* 247,319
21,678 World Kinect Corp. 670,067
11,588,771
Paper & Forest Products (0.3%):
6,044 Clearwater Paper Corp.* 172,495
609 Mercer International, Inc. 4,123
12,848 Sylvamo Corp. 1,103,001
1,279,619
Passenger Airlines (0.9%):
46,367 Alaska Air Group, Inc.* 2,096,252
5,362 Allegiant Travel Co. 295,232
110,619 JetBlue Airways Corp.* 725,660
14,683 SkyWest, Inc.* 1,248,349
14,209 Sun Country Airlines Holdings, Inc.* 159,283
4,524,776
Personal Care Products (0.3%):
17,676 Edgewell Personal Care Co. 642,346
6,534 Inter Parfums, Inc. 846,022
1,428 Nu Skin Enterprises, Inc., Class A 10,524
4,126 USANA Health Sciences, Inc.* 156,458
1,655,350
Pharmaceuticals (1.7%):
13,608 Amphastar Pharmaceuticals, Inc.* 660,396
5,658 ANI Pharmaceuticals, Inc.* 337,556
11,972 Collegium Pharmaceutical, Inc.* 462,598
33,828 Corcept Therapeutics, Inc.* 1,565,560
10,877 Harmony Biosciences Holdings, Inc.* 435,080
20,447 Innoviva, Inc.* 394,832
6,537 Ligand Pharmaceuticals, Inc.* 654,288
94,608 Organon & Co. 1,809,851
16,886 Pacira BioSciences, Inc.* 254,134
7,743 Phibro Animal Health Corp., Class A 174,373
17,819 Prestige Consumer Healthcare, Inc.* 1,284,750
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
19,993 Supernus Pharmaceuticals, Inc.* $ 623,382
8,656,800
Professional Services (1.4%):
10,200 CSG Systems International, Inc. 496,230
7,623 Heidrick & Struggles International, Inc. 296,230
12,045 Kelly Services, Inc., Class A 257,884
19,335 Korn Ferry 1,454,765
4,467 NV5 Global, Inc.* 417,575
37,673 Robert Half, Inc. 2,539,537
61,603 Verra Mobility Corp.* 1,713,179
7,175,400
Real Estate Management & Development (0.6%):
69,490 Cushman & Wakefield plc* 947,149
29,719 eXp World Holdings, Inc. 418,741
43,093 Kennedy-Wilson Holdings, Inc. 476,177
8,952 Marcus & Millichap, Inc. 354,768
13,516 St. Joe Co. (The) 788,118
2,984,953
Residential REITs (0.4%):
5,427 Centerspace 382,441
31,192 Elme Communities 548,667
8,051 NexPoint Residential Trust, Inc. 354,325
27,669 Veris Residential, Inc. 494,168
1,779,601
Retail REITs (1.8%):
38,601 Acadia Realty Trust 906,351
16,222 Getty Realty Corp. 516,022
79,059 Macerich Co. (The) 1,442,036
44,762 Phillips Edison & Co., Inc. 1,687,975
46,449 Retail Opportunity Investments Corp. 730,643
4,190 Saul Centers, Inc. 175,812
17,131 SITE Centers Corp.* 1,036,426
40,292 Tanger, Inc. 1,336,889
44,193 Urban Edge Properties 945,288
16,540 Whitestone REIT 223,786
9,001,228
Semiconductors & Semiconductor Equipment (2.8%):
8,990 Alpha & Omega Semiconductor, Ltd.* 333,709
11,897 Axcelis Technologies, Inc.* 1,247,401
8,506 CEVA, Inc.* 205,420
17,296 Cohu, Inc.* 444,507
16,867 Diodes, Inc.* 1,081,006
28,458 FormFactor, Inc.* 1,309,068
11,925 Ichor Holdings, Ltd.* 379,334
8,222 Impinj, Inc.* 1,780,228
19,910 Kulicke & Soffa Industries, Inc. 898,538
27,990 MaxLinear, Inc.* 405,295
11,077 PDF Solutions, Inc.* 350,919
22,874 Photronics, Inc.* 566,360
27,153 Semtech Corp.* 1,239,806
6,746 SiTime Corp.* 1,157,007
19,183 SMART Global Holdings, Inc.* 401,884
20,497 SolarEdge Technologies, Inc.*^ 469,586
16,701 Ultra Clean Holdings, Inc.* 666,871
19,920 Veeco Instruments, Inc.* 659,950

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
42,159 Wolfspeed, Inc.* $ 408,942
14,005,831
Software (3.9%):
27,043 A10 Networks, Inc. 390,501
38,623 ACI Worldwide, Inc.* 1,965,911
40,812 Adeia, Inc. 486,071
7,901 Agilysys, Inc.* 860,972
17,688 Alarm.com Holdings, Inc.* 967,003
18,647 BlackLine, Inc.* 1,028,195
53,202 Box, Inc., Class A* 1,741,301
33,101 Clear Secure, Inc., Class A 1,096,967
51,007 DoubleVerify Holdings, Inc.* 858,958
14,602 Envestnet, Inc.* 914,377
9,291 InterDigital, Inc. 1,315,884
24,396 LiveRamp Holdings, Inc.* 604,533
106,980 MARA Holdings, Inc.* 1,735,216
26,281 N-able, Inc.* 343,230
52,910 NCR Voyix Corp.* 717,989
15,519 Progress Software Corp. 1,045,515
20,170 SolarWinds Corp. 263,218
46,345 Sprinklr, Inc., Class A* 358,247
13,645 SPS Commerce, Inc.* 2,649,450
19,343,538
Specialized REITs (0.6%):
31,641 Four Corners Property Trust, Inc. 927,398
51,301 Outfront Media, Inc. 942,913
16,719 Safehold, Inc. 438,539
90,444 Uniti Group, Inc. 510,104
2,818,954
Specialty Retail (4.0%):
26,498 Academy Sports & Outdoors, Inc. 1,546,423
21,491 Advance Auto Parts, Inc. 837,934
65,123 American Eagle Outfitters, Inc. 1,458,104
7,309 Asbury Automotive Group, Inc.* 1,743,854
81,522 Bath & Body Works, Inc. 2,602,182
11,163 Boot Barn Holdings, Inc.* 1,867,347
10,334 Buckle, Inc. (The) 454,386
12,770 Caleres, Inc. 422,049
30,151 Foot Locker, Inc. 779,102
4,826 Group 1 Automotive, Inc. 1,848,551
10,622 Guess?, Inc.^ 213,821
70,621 Leslie's, Inc.* 223,162
7,286 MarineMax, Inc.* 256,977
10,630 Monro, Inc. 306,782
29,179 National Vision Holdings, Inc.* 318,343
12,115 ODP Corp. (The)* 360,421
38,178 Sally Beauty Holdings, Inc.* 518,075
6,820 Shoe Carnival, Inc. 299,057
16,398 Signet Jewelers, Ltd. 1,691,290
5,233 Sonic Automotive, Inc., Class A 306,026
16,885 Upbound Group, Inc. 540,151
20,568 Urban Outfitters, Inc.* 787,960
28,754 Victoria's Secret & Co.* 738,978
20,120,975
Technology Hardware, Storage & Peripherals (0.1%):
16,811 Corsair Gaming, Inc.* 117,004
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
41,821 Xerox Holdings Corp. $ 434,102
551,106
Textiles, Apparel & Luxury Goods (1.5%):
14,588 G-III Apparel Group, Ltd.* 445,226
131,283 Hanesbrands, Inc.* 964,930
18,457 Kontoor Brands, Inc. 1,509,413
5,142 Oxford Industries, Inc.^ 446,120
25,698 Steven Madden, Ltd. 1,258,945
121,005 VF Corp. 2,414,050
29,392 Wolverine World Wide, Inc. 512,009
7,550,693
Tobacco (0.3%):
9,263 Universal Corp. 491,958
49,610 Vector Group, Ltd. 740,181
1,232,139
Trading Companies & Distributors (1.4%):
38,927 Air Lease Corp. 1,763,004
14,354 Boise Cascade Co. 2,023,627
39,025 DNOW, Inc.* 504,593
4,846 DXP Enterprises, Inc.* 258,583
14,443 GMS, Inc.* 1,308,102
22,809 Rush Enterprises, Inc., Class A 1,204,999
7,062,908
Water Utilities (0.7%):
13,255 American States Water Co. 1,104,009
20,709 California Water Service Group 1,122,842
6,423 Middlesex Water Co. 419,036
10,070 SJW Group 585,168
3,231,055
Wireless Telecommunication Services (0.2%):
22,327 Gogo, Inc.* 160,308
35,304 Telephone and Data Systems, Inc. 820,818
981,126
Total Common Stocks (Cost $333,962,753) 493,281,680
Affiliated Investment Company (1.1%):
Money Market (1.1%):
5,601,360 BlackRock Liquidity FedFund, Institutional Class ,
5.03%
+
(c)(d) 5,601,360
Total Affiliated Investment Company (Cost $5,601,360) 5,601,360
Unaffiliated Investment Company (0.2%):
Money Markets (0.2%):
1,226,567 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.01%(d) 1,226,567
Total Unaffiliated Investment Company (Cost $1,226,567) 1,226,567
Total Investment Securities
(Cost $340,790,680) — 100.6% 500,109,607
Net other assets (liabilities) — (0.6)% (3,013,267)
Net Assets — 100.0% $ 497,096,340

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024.
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $5,351,510.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of September 30, 2024.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(d) The rate represents the effective yield at September 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At September 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
Russell 2000 Mini Index December Futures (U.S. Dollar) 12/20/24 36 $ 4,048,560 $ 55,164
$ 55,164

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (63.1%):
Aerospace & Defense (1.2%):
5,700 Northrop Grumman Corp. $ 3,009,999
82,877 RTX Corp. 10,041,377
13,051,376
Biotechnology (1.4%):
54,020 AbbVie, Inc. 10,667,870
2,800 Argenx SE ADR* 1,517,824
17,437 Biogen, Inc.* 3,379,988
15,565,682
Broadline Retail (2.9%):
173,234 Amazon.com, Inc.
#
* 32,278,691
Capital Markets (1.2%):
65,597 Intercontinental Exchange, Inc. 10,537,502
19,800 KKR & Co., Inc. 2,585,484
13,122,986
Chemicals (1.0%):
24,090 Linde plc 11,487,557
Commercial Services & Supplies (1.6%):
81,015 Veralto Corp. 9,062,338
49,416 Waste Connections, Inc. ADR 8,836,569
17,898,907
Construction Materials (1.0%):
20,795 Martin Marietta Materials, Inc. 11,192,909
Diversified Consumer Services (0.7%):
97,502 Service Corp. International 7,695,833
Electric Utilities (0.3%):
72,764 Exelon Corp. 2,950,580
Electronic Equipment, Instruments & Components (0.4%):
11,419 Teledyne Technologies, Inc.* 4,997,639
Financial Services (2.2%):
26,669 Mastercard , Inc., Class A 13,169,152
39,378 Visa, Inc., Class A
#
10,826,981
23,996,133
Health Care Equipment & Supplies (2.7%):
17,630 Abbott Laboratories 2,009,996
100,685 Becton Dickinson & Co. 24,275,154
32,965 GE HealthCare Technologies, Inc. 3,093,765
29,378,915
Health Care Providers & Services (4.3%):
16,791 Humana, Inc. 5,318,382
29,377 McKesson Corp. 14,524,576
46,446 UnitedHealth Group, Inc. 27,156,047
46,999,005
Hotels, Restaurants & Leisure (1.7%):
31,204 Hilton Worldwide Holdings, Inc.
#
7,192,522
12,800 McDonald's Corp.
#
3,897,728
51,000 Yum! Brands, Inc.
#
7,125,210
18,215,460
Shares Value
Common Stocks, continued
Insurance (0.9%):
22,899 Marsh & McLennan Cos., Inc. $ 5,108,538
17,883 Willis Towers Watson plc 5,267,080
10,375,618
Interactive Media & Services (3.3%):
122,089 Alphabet, Inc., Class A 20,248,461
27,619 Meta Platforms, Inc., Class A 15,810,220
36,058,681
Life Sciences Tools & Services (6.2%):
292,322 Avantor , Inc.* 7,562,370
87,858 Danaher Corp. 24,426,281
194,851 Revvity , Inc. 24,892,215
18,804 Thermo Fisher Scientific, Inc.
#
11,631,591
68,512,457
Machinery (3.0%):
330,213 Fortive Corp.
#
26,063,712
75,497 Ingersoll Rand, Inc. 7,410,786
33,474,498
Multi-Utilities (4.3%):
160,975 Ameren Corp. 14,078,873
507,904 CenterPoint Energy, Inc. 14,942,536
24,387 CMS Energy Corp. 1,722,454
69,115 DTE Energy Co. 8,875,057
212,590 NiSource, Inc. 7,366,244
46,985,164
Oil, Gas & Consumable Fuels (1.6%):
358,385 Canadian Natural Resources, Ltd. ADR 11,901,966
71,144 Expand Energy Corp. 5,851,594
17,753,560
Pharmaceuticals (0.7%):
8,300 Eli Lilly & Co. 7,353,302
Semiconductors & Semiconductor Equipment (5.3%):
68,648 Advanced Micro Devices, Inc.* 11,263,763
24,628 Broadcom, Inc. 4,248,330
18,291 Marvell Technology, Inc. 1,319,147
280,877 NVIDIA Corp.
#
34,109,703
28,985 NXP Semiconductors NV 6,956,690
57,897,633
Software (13.4%):
2,398,251 Aurora Innovation, Inc.* 14,197,646
30,541 Autodesk, Inc.* 8,413,435
19,811 Intuit, Inc. 12,302,631
129,403 Microsoft Corp. 55,682,111
106,630 PTC, Inc.* 19,263,776
37,445 Roper Technologies, Inc. 20,835,896
60,019 Salesforce, Inc. 16,427,800
147,123,295
Technology Hardware, Storage & Peripherals (1.8%):
83,640 Apple, Inc.
#
19,488,120
Total Common Stocks (Cost $529,280,827) 693,854,001

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Preferred Stocks (0.1%):
Multi-Utilities (0.1%):
40,450 CMS Energy Corp., 5.88%, 10/15/78 $ 999,924
15,152 CMS Energy Corp. ADR, 5.88%, 3/1/79 375,467
Total Preferred Stocks (Cost $1,390,050) 1,375,391
Principal Amount
Asset Backed Securities (0.1%):
$ 619,200 Domino's Pizza Master Issuer LLC, Class A2, Series
2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @
100(a) 588,379
809,340 Domino's Pizza Master Issuer LLC, Class A23, Series
2017-1A, 4.12%, 7/25/47, Callable 10/25/24 @
100(a) 795,493
Total Asset Backed Securities (Cost $1,420,300) 1,383,872
Bank Loans (10.3%):
Aerospace & Defense (0.2%):
162,293 TransDigm , Inc. Tranche I Term Loan, 7.60% (Term
SOFR+275bps), 8/24/28 162,184
1,531,672 TransDigm , Inc. Tranche K Term Loan, 7.60% (Term
SOFR+275bps), 3/22/30 1,531,197
1,693,381
Automobile Components (0.4%):
4,478,793 AssuredPartners , Inc. 2024 Term Loan, 8.35%
(Term SOFR+350bps), 2/14/31 4,473,508
Banks (0.6%):
2,475,000 Truist Insurance Holdings LLC Initial Term Loan (First
Lien), 4.96% (SOFR+0bps), 5/6/31 2,468,813
3,700,000 Truist Insurance Holdings LLC Initial Term Loan
(Second Lien), 9.71% (SOFR+475bps), 5/6/32 3,755,500
6,224,313
Building Products (0.6%):
5,126,839 Filtration Group Corporation 2021 Incremental Term
Loan, 8.35% (Term SOFR+350bps), 10/21/28 5,125,404
1,783,238 Filtration Group Corporation 2023 Extended Euro
Term Loan, 7.00% (EURIBOR RFR+425bps),
10/21/28 1,979,788
7,105,192
Capital Markets (0.0%
†
):
445,321 Severin Acquisition LLC Initial Term Loan (First Lien),
4.96% (SOFR+0bps), 8/1/27 445,321
Chemicals (0.8%):
5,161,230 USI, Inc. 2024 Term Loan, 7.60% (Term
SOFR+275bps), 9/27/30 5,143,269
3,818,003 USI, Inc. 2024-B Term Loan, 7.60% (Term
SOFR+275bps), 11/22/29 3,805,289
8,948,558
Diversified Consumer Services (0.6%):
1,619,300 Icon Parent, Inc. TL B 1L, 4.83% (LIBOR+0bps),
9/11/31 1,606,475
980,400 Icon Parent, Inc. TL B 2L, 4.83% (LIBOR+0bps),
9/11/32 982,547
3,477,304 Loire UK Midco 3 Limited Facility B (USD), 8.35%
(Term SOFR+350bps), 4/21/27 3,437,106
647,485 Loire UK Midco 3 Limited Facility B2 (USD), 8.60%
(Term SOFR+375bps), 4/21/27 640,201
6,666,329
Principal Amount Value
Bank Loans, continued
Electrical Equipment (0.1%):
$ 573,678 Quartz AcquireCo , LLC Additional Term B-1 Loan,
7.60% (Term SOFR+275bps), 6/28/30 $ 572,605
Financial Services (0.6%):
1,932,260 AmWINS Group, Inc. Term Loan, 7.10% (Term
SOFR+225bps), 2/19/28 1,928,415
2,093,000 Azalea TopCo , Inc. Initial Term Loan (2024) (First
Lien), 8.35% (Term SOFR+350bps), 4/30/31 2,087,768
2,226,811 SBA Senior Finance II LLC Initial Term Loan (2024),
6.96% (SOFR+200bps), 1/25/31 2,227,323
624,319 Trans Union LLC 2019 Replacement Term B-5 Loan,
6.60% (Term SOFR+175bps), 11/16/26 623,751
127,425 Trans Union LLC 2024 Replacement Term B-7 Loan,
6.85% (Term SOFR+200bps), 12/1/28 127,286
6,994,543
Health Care Equipment & Supplies (0.1%):
609,331 Medline Borrower, LP Refinancing Term Loan,
7.60% (Term SOFR+275bps), 10/23/28 609,270
Health Care Providers & Services (0.5%):
336,124 ADMI Corp. Amendment No. 10 Extended Term
Loan, 10.60% (Term SOFR+575bps), 12/23/27 335,808
1,169,668 ADMI Corp. Amendment No. 4 Refinancing Term
Loan, 8.22% (Term SOFR+337.5bps), 12/23/27 1,135,748
1,947,635 ADMI Corp. Amendment No. 5 Incremental Term
Loan, 8.60% (Term SOFR+375bps), 12/23/27 1,902,761
2,021,605 Heartland Dental, LLC 2024 New Term Loan, 9.35%
(Term SOFR+450bps), 4/28/28 1,984,125
5,358,442
Hotels, Restaurants & Leisure (0.7%):
3,469,852 Hilton Worldwide Series B-4 Term Loan, 4.96%
(SOFR+0bps), 11/8/30 3,467,874
4,068,779 IRB Holding Corp. 2024 Replacement Term B Loan,
7.60% (Term SOFR+275bps), 12/15/27 4,062,676
7,530,550
Insurance (2.2%):
4,492,237 Alliant Holdings Intermediate, LLC TLB-6 New Term
Loan, 7.85% (Term SOFR+300bps), 11/6/30 4,467,665
4,354,944 Broadstreet Partners, Inc. 2024 Term B Loan,
8.10% (Term SOFR+325bps), 6/13/31 4,335,912
14,889,882 Hub International Limited 2024-1 Incremental Term
Loan, 7.85% (Term SOFR+300bps), 6/20/30 14,866,059
23,669,636
Life Sciences Tools & Services (0.0%
†
):
153,124 Avantor Funding, Inc. Incremental B-6 Dollar Term
Loan, 6.85% (Term SOFR+200bps), 11/8/27 153,846
Media (0.1%):
1,573,347 Charter Communications Operating, LLC Term B-2
Loan, 6.60% (Term SOFR+175bps), 2/1/27 1,571,459
Passenger Airlines (0.1%):
1,442,017 SkyMiles IP Ltd. (Delta Air Lines, Inc.) Initial Term
Loan, 8.60% (Term SOFR+375bps), 10/20/27 1,467,613
Software (2.4%):
8,624,215 Applied Systems, Inc. Initial Term Loan (2024) (First
Lien), 7.85% (Term SOFR+300bps), 2/24/31 8,625,337

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Software, continued
$ 1,311,146 Applied Systems, Inc. Initial Term Loan (2024)
(Second Lien), 10.10% (Term SOFR+525bps),
2/23/32 $ 1,348,841
3,547,598 athenahealth Group, Inc. Initial Term Loan, 8.10%
(Term SOFR+325bps), 2/15/29 3,521,736
203,112 Epicor Software Corporation ( fka Eagle Parent
Inc.) 2024 Delayed Draw Term Loan, 8.10% (Term
SOFR+325bps), 5/23/31+ 203,181
1,731,139 Epicor Software Corporation ( fka Eagle Parent Inc.)
Term E Loan, 4.96% (SOFR+0bps), 5/23/31 1,731,727
341,076 Informatica Corp. Term B Loan, 7.10% (Term
SOFR+225bps), 10/27/28 340,507
3,781,286 Sophia, LP Term B-1 Loan (First Lien), 8.35% (Term
SOFR+350bps), 10/9/29 3,788,962
1,461,479 Storable, Inc. Initial Term Loan (First Lien), 8.35%
(Term SOFR+350bps), 4/17/28 1,464,095
5,834,019 UKG, Inc. 2024 Refinancing Term Loan (First Lien),
4.96% (SOFR+0bps), 2/10/31 5,834,019
26,858,405
Textiles, Apparel & Luxury Goods (0.3%):
2,948,000 Varsity Brands LLC Initial Term Loan, 8.60% (Term
SOFR+375bps), 8/26/31 2,926,509
Total Bank Loans (Cost $113,191,501) 113,269,480
Corporate Bonds (10.9%):
Aerospace & Defense (0.9%):
690,000 Howmet Aerospace, Inc., 5.90%, 2/1/27 716,629
816,000 Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable
11/15/28 @ 100 775,082
1,542,000 TransDigm , Inc., 5.50%, 11/15/27, Callable 11/4/24
@ 101.38 1,534,290
2,254,000 TransDigm , Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(a) 2,327,255
1,455,000 TransDigm , Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(a) 1,538,663
2,445,000 TransDigm , Inc., 6.63%, 3/1/32, Callable 3/1/27 @
103.31(a) 2,542,800
9,434,719
Automobile Components (0.1%):
643,000 Clarios Global LP/ Clarios US Finance Co., 6.25%,
5/15/26, Callable 11/4/24 @ 100(a) 643,000
818,000 Clarios Global LP/ Clarios US Finance Co., 8.50%,
5/15/27, Callable 11/4/24 @ 100(a) 822,090
1,465,090
Biotechnology (0.2%):
466,000 Biogen, Inc., 5.20%, 9/15/45, Callable 3/15/45
@ 100 447,221
1,739,000 Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @
100 1,192,230
79,000 Biogen, Inc., 3.25%, 2/15/51, Callable 8/15/50
@ 100 54,949
1,694,400
Capital Markets (0.5%):
152,000 Intercontinental Exchange, Inc., 4.00%, 9/15/27,
Callable 8/15/27 @ 100 152,159
228,000 Intercontinental Exchange, Inc., 3.63%, 9/1/28,
Callable 6/1/28 @ 100 222,665
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 1,456,000 MSCI, Inc., 4.00%, 11/15/29, Callable 11/15/24
@ 102(a) $ 1,410,500
858,000 MSCI, Inc., 3.63%, 9/1/30, Callable 3/1/25 @
101.81(a) 805,448
1,179,000 MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @
101.94(a) 1,111,208
1,184,000 MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @
101.81(a) 1,089,280
1,039,000 MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @
101.63(a) 911,722
5,702,982
Communications Equipment (0.0%
†
):
117,000 Motorola Solutions, Inc., 2.30%, 11/15/30, Callable
8/15/30 @ 100 103,140
83,000 Motorola Solutions, Inc., 2.75%, 5/24/31, Callable
2/24/31 @ 100 74,146
177,286
Construction Materials (0.0%
†
):
117,000 Martin Marietta Materials, Inc., 2.40%, 7/15/31,
Callable 4/15/31 @ 100^ 101,954
Containers & Packaging (0.1%):
625,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 645,312
Distributors (0.2%):
2,543,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 2,632,005
Diversified Consumer Services (0.1%):
103,000 Service Corp. International, 4.63%, 12/15/27,
Callable 11/4/24 @ 101.54 101,197
605,000 Service Corp. International, 3.38%, 8/15/30,
Callable 8/15/25 @ 101.69 546,769
580,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 583,625
1,231,591
Electric Utilities (0.7%):
1,819,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 10/15/27, Callable 11/4/24 @
100(a) 1,812,179
385,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 11/4/24 @
101.06(a) 368,156
2,393,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 4/15/28, Callable 4/15/25 @
103.38(a) 2,428,895
626,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 11/4/24 @
102.94(a) 599,395
2,117,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 7.00%, 1/15/31, Callable 1/15/27 @
103.5(a) 2,169,925
7,378,550
Electrical Equipment (0.0%
†
):
200,000 Sensata Technologies, Inc., 6.63%, 7/15/32,
Callable 7/15/27 @ 103.31(a) 208,000
Entertainment (0.0%
†
):
100,000 Live Nation Entertainment, Inc., 4.88%, 11/1/24(a) 99,875

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financial Services (1.0%):
$ 550,000 AmWINS Group, Inc., 6.38%, 2/15/29, Callable
2/15/26 @ 103.19(a) $ 561,688
876,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(a) 857,385
9,402,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 9,778,080
11,197,153
Health Care Equipment & Supplies (0.6%):
3,320,000 Avantor Funding, Inc., 4.63%, 7/15/28, Callable
11/4/24 @ 101.16(a) 3,241,150
871,000 Avantor Funding, Inc., 3.88%, 11/1/29, Callable
11/4/24 @ 101.94(a) 824,184
396,000 Becton, Dickinson & Co., 3.70%, 6/6/27, Callable
3/6/27 @ 100 390,610
287,000 GE HealthCare Technologies, Inc., 5.65%, 11/15/27,
Callable 10/15/27 @ 100 298,488
574,000 Hologic , Inc., 3.25%, 2/15/29, Callable 11/4/24 @
100.81(a) 533,820
854,000 Teleflex, Inc., 4.63%, 11/15/27, Callable 10/21/24
@ 101.54 840,123
130,000 Teleflex, Inc., 4.25%, 6/1/28, Callable 11/4/24 @
101.06(a) 125,450
6,253,825
Health Care Providers & Services (0.4%):
1,068,000 Heartland Dental LLC/Heartland Dental Finance
Corp., 10.50%, 4/30/28, Callable 5/15/25 @
105.25(a) 1,140,090
905,000 IQVIA, Inc., 5.00%, 5/15/27, Callable 11/4/24 @
100(a) 895,950
852,000 IQVIA, Inc., 5.70%, 5/15/28, Callable 4/15/28 @
100 885,739
574,000 IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @
103.25(a) 596,960
612,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) 628,830
428,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) 446,725
4,594,294
Health Care Technology (0.1%):
306,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 10/15/24 @ 101.94(a) 292,995
220,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 10/15/24 @ 102.44(a) 210,650
503,645
Hotels, Restaurants & Leisure (2.2%):
1,064,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.38%, 4/15/27,
Callable 11/4/24 @ 100.9 1,057,350
1,084,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 6.50%, 10/1/28,
Callable 10/21/24 @ 102.17 1,097,550
1,438,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.25%, 7/15/29,
Callable 10/21/24 @ 102.63^ 1,411,038
723,000 Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25,
Callable 10/15/24 @ 100(a) 720,289
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 1,638,000 Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28,
Callable 11/4/24 @ 101.44(a) $ 1,642,095
734,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(a) 749,597
1,414,000 Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29,
Callable 11/4/24 @ 101.88(a) 1,336,230
1,266,000 Hilton Domestic Operating Co., Inc., 4.88%,
1/15/30, Callable 1/15/25 @ 102.44 1,245,427
1,072,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(a) 1,000,980
642,000 Hilton Domestic Operating Co., Inc., 3.63%,
2/15/32, Callable 8/15/26 @ 101.81(a) 580,208
566,000 Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 4/1/27, Callable 10/21/24
@ 100.61 562,462
1,883,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 6/1/27, Callable 11/4/24
@ 100.79(a) 1,866,524
1,273,000 Life Time, Inc., 5.75%, 1/15/26, Callable 11/4/24
@ 101.44(a) 1,271,409
80,000 Marriott International, Inc., Series R, 3.13%,
6/15/26, Callable 3/15/26 @ 100 78,454
1,443,000 Six Flags Entertainment Corp., 5.50%, 4/15/27,
Callable 11/4/24 @ 100.92(a) 1,435,785
403,000 Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable
11/4/24 @ 100(a) 402,496
599,000 Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27
@ 103.25(a) 625,955
1,021,000 Yum! Brands, Inc., 4.75%, 1/15/30, Callable
10/15/29 @ 100(a) 1,004,409
1,205,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 1,108,600
1,561,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 1,490,755
1,492,000 Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27
@ 102.69 1,484,540
687,000 Yum! Brands, Inc., 6.88%, 11/15/37 772,875
1,354,000 Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43
@ 100 1,320,150
24,265,178
Insurance (0.7%):
313,000 AssuredPartners , Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(a) 320,825
1,282,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
11/4/24 @ 102.94(a) 1,222,708
5,668,000 HUB International, Ltd., 7.38%, 1/31/32, Callable
1/31/27 @ 103.69(a) 5,845,125
293,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19^(a) 281,280
7,669,938
IT Services (0.2%):
618,000 Gartner, Inc., 4.50%, 7/1/28, Callable 11/4/24 @
101.13(a) 611,047
889,000 Gartner, Inc., 3.63%, 6/15/29, Callable 11/4/24 @
101.81(a) 846,773
457,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(a) 427,866
1,885,686

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Life Sciences Tools & Services (0.2%):
$ 781,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 10/21/24 @ 101.42(a) $ 752,689
491,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 11/4/24 @ 101.88(a) 459,699
814,000 Charles River Laboratories International, Inc.,
4.00%, 3/15/31, Callable 3/15/26 @ 102(a) 742,775
211,000 PRA Health Sciences, Inc., 2.88%, 7/15/26, Callable
11/4/24 @ 100.72(a) 203,615
165,000 Revvity , Inc., 3.30%, 9/15/29, Callable 6/15/29
@ 100 155,063
2,313,841
Media (1.0%):
439,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/1/26, Callable 11/4/24 @ 100(a) 437,354
5,502,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27, Callable 11/4/24 @ 100.85(a) 5,405,715
4,413,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28, Callable 10/21/24 @ 100.83(a) 4,280,610
754,000 Lamar Media Corp., 3.75%, 2/15/28, Callable
10/21/24 @ 100.94 721,012
124,000 Lamar Media Corp., 4.88%, 1/15/29, Callable
11/4/24 @ 102.44 122,140
120,000 Lamar Media Corp., 3.63%, 1/15/31, Callable
1/15/26 @ 101.81 109,200
11,076,031
Metals & Mining (0.1%):
1,477,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(a) 1,543,465
Passenger Airlines (0.3%):
1,662,274 Delta Air Lines, Inc./ SkyMiles IP, Ltd., 4.75%,
10/20/28(a) 1,659,124
1,195,747 Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets, Ltd., 6.50%, 6/20/27, Callable
11/4/24 @ 101.63(a) 1,207,704
2,866,828
Professional Services (0.1%):
167,000 Broadridge Financial Solutions, Inc., 2.60%, 5/1/31,
Callable 2/1/31 @ 100 146,910
845,000 Korn Ferry, 4.63%, 12/15/27, Callable 11/4/24 @
101.16(a) 823,875
970,785
Real Estate Management & Development (0.1%):
272,000 VICI Properties LP/VICI Note Co., Inc., 5.75%,
2/1/27, Callable 11/1/26 @ 100(a) 277,100
370,000 VICI Properties LP/VICI Note Co., Inc., 3.75%,
2/15/27, Callable 11/4/24 @ 100.94(a) 360,750
283,000 VICI Properties LP/VICI Note Co., Inc., 4.13%,
8/15/30, Callable 2/15/25 @ 102.06(a) 269,204
907,054
Retail REITs (0.0%
†
):
234,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 234,293
Semiconductors & Semiconductor Equipment (0.0%
†
):
457,000 Broadcom, Inc., 4.15%, 4/15/32, Callable 1/15/32
@ 100(a) 442,231
Principal Amount Value
Corporate Bonds, continued
Software (0.3%):
$ 749,000 Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable
11/4/24 @ 100.97(a) $ 726,530
476,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
10/15/24 @ 102(a) 462,315
541,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 578,870
60,000 Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable
10/15/24 @ 101.5 55,350
503,000 PTC, Inc., 4.00%, 2/15/28, Callable 11/4/24 @
101.33(a) 486,024
618,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(a) 637,312
275,000 VMware LLC, 4.70%, 5/15/30, Callable 2/15/30
@ 100 276,548
3,222,949
Specialized REITs (0.7%):
113,000 American Tower Corp., 1.50%, 1/31/28, Callable
11/30/27 @ 100 102,817
521,000 American Tower Corp., 3.80%, 8/15/29, Callable
5/15/29 @ 100 507,300
363,000 American Tower Corp., 2.90%, 1/15/30, Callable
10/15/29 @ 100 336,424
354,000 American Tower Corp., 2.10%, 6/15/30, Callable
3/15/30 @ 100 312,338
454,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 391,726
138,000 Crown Castle, Inc., 4.30%, 2/15/29, Callable
11/15/28 @ 100 136,038
105,000 Crown Castle, Inc., 5.60%, 6/1/29, Callable 5/1/29
@ 100 109,476
522,000 Crown Castle, Inc., 4.90%, 9/1/29, Callable 8/1/29
@ 100 531,421
870,000 Crown Castle, Inc., 5.20%, 9/1/34, Callable 6/1/34
@ 100 887,331
1,792,000 SBA Communications Corp., 3.88%, 2/15/27,
Callable 10/15/24 @ 100.97 1,740,480
1,892,000 SBA Communications Corp., 3.13%, 2/1/29, Callable
11/4/24 @ 101.56 1,745,370
63,000 SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27
@ 100(a) 65,506
679,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100^ 710,404
88,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
12/1/29, Callable 12/1/24 @ 102.31(a) 86,130
7,662,761
Technology Hardware, Storage & Peripherals (0.1%):
290,000 Sensata Technologies, Inc., 4.38%, 2/15/30,
Callable 11/15/29 @ 100(a) 276,225
743,000 Sensata Technologies, Inc., 3.75%, 2/15/31,
Callable 2/15/26 @ 101.88(a) 672,415
948,640
Total Corporate Bonds (Cost $116,951,841) 119,330,361

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2024.
Principal Amount Value
Yankee Debt Obligations (0.2%):
Commercial Services & Supplies (0.2%):
$ 580,000 GFL Environmental, Inc., 4.00%, 8/1/28, Callable
10/15/24 @ 101(a) $ 556,800
560,000 GFL Environmental, Inc., 4.75%, 6/15/29, Callable
11/4/24 @ 102.38(a) 546,000
476,000 GFL Environmental, Inc., 4.38%, 8/15/29, Callable
11/4/24 @ 102.19(a) 455,175
319,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(a) 334,551
1,892,526
Electrical Equipment (0.0%
†
):
359,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
11/4/24 @ 102(a) 340,153
403,000 Sensata Technologies BV, 5.88%, 9/1/30, Callable
9/1/25 @ 102.94(a) 404,511
744,664
Total Yankee Debt Obligations (Cost $2,545,766) 2,637,190
U.S. Treasury Obligations (11.0%):
U.S. Treasury Notes (11.0%):
60,029,000 3.63%, 8/31/29 60,216,591
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 9,367,500 4.50%, 11/15/33 $ 9,892,958
31,691,100 4.00%, 2/15/34 32,240,743
12,076,700 4.38%, 5/15/34 12,648,456
5,751,900 3.88%, 8/15/34 5,791,444
120,790,192
Total U.S. Treasury Obligations (Cost $118,136,996) 120,790,192
Shares
Unaffiliated Investment Companies (4.8%):
Money Markets (4.8%):
513,850 BlackRock Liquidity FedFund , Institutional Class,
5.03%(b)(c) 513,850
52,399,998 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.01%(c) 52,399,998
Total Unaffiliated Investment Companies (Cost $52,913,848) 52,913,848
Total Investment Securities
(Cost $935,831,129) — 100.5% 1,105,554,335
Net other assets (liabilities) — (0.5)% (5,032,206)
Net Assets — 100.0% $ 1,100,522,129
ADR—American Depository Receipt
EURIBOR RFR—Euro Interbank Offered Rate Risk-Free Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
* Non-income producing security.
# All or a portion of this security has been pledged as collateral for outstanding call options written.
† Represents less than 0.05%.
+ This security, in part or entirely, represents an unfunded loan commitment.
^ This security or a partial position of this security was on loan as of September 30, 2024. The total value of securities on loan as of September 30, 2024 was $491,732.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(c) The rate represents the effective yield at September 30, 2024.

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Options Contracts
At September 30, 2024, the Fund's over-the-counter options written were as follows:
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Abbott Laboratories Goldman Sachs Call 120.00 USD 1/20/25 30 $ 360,000 $ (8,814)
Abbott Laboratories Goldman Sachs Call 125.00 USD 1/20/25 30 375,000 (4,858)
AbbVie, Inc. Citigroup Call 160.00 USD 1/20/25 94 1,504,000 (368,746)
AbbVie, Inc. Citigroup Call 165.00 USD 1/20/25 94 1,551,000 (326,227)
AbbVie, Inc. Morgan Stanley Call 165.00 USD 1/20/25 30 495,000 (104,115)
AbbVie, Inc. Morgan Stanley Call 170.00 USD 1/20/25 31 527,000 (94,020)
AbbVie, Inc. Citigroup Call 175.00 USD 1/20/25 120 2,100,000 (313,592)
Alphabet, Inc. Wells Fargo Call 175.00 USD 1/20/25 15 262,500 (10,409)
Alphabet, Inc. Wells Fargo Call 180.00 USD 1/20/25 66 1,188,000 (34,485)
Alphabet, Inc. Wells Fargo Call 185.00 USD 1/20/25 15 277,500 (5,820)
Amazon.com, Inc. Wells Fargo Call 200.00 USD 1/20/25 47 940,000 (36,343)
Ameren Corp. UBS Call 90.00 USD 12/20/24 36 324,000 (7,234)
Apple, Inc. JPMorgan Chase Call 200.00 USD 1/20/25 72 1,440,000 (272,794)
Apple, Inc. JPMorgan Chase Call 215.00 USD 1/20/25 72 1,548,000 (183,252)
Apple, Inc. JPMorgan Chase Call 250.00 USD 1/20/25 59 1,475,000 (33,903)
Danaher Corp. UBS Call 300.00 USD 1/20/25 129 3,870,000 (90,438)
Danaher Corp. UBS Call 330.00 USD 1/19/26 61 2,013,000 (91,044)
DTE Energy Co. Barclays Bank Call 130.00 USD 1/20/25 15 195,000 (7,515)
DTE Energy Co. Barclays Bank Call 135.00 USD 1/20/25 15 202,500 (4,166)
Exelon Corp. Citigroup Call 42.00 USD 1/20/25 141 592,200 (14,966)
GE HealthCare Technologies, Inc. UBS Call 85.00 USD 1/20/25 72 612,000 (85,864)
GE HealthCare Technologies, Inc. UBS Call 90.00 USD 1/20/25 72 648,000 (59,698)
Hilton Worldwide Holdings, Inc. Barclays Bank Call 220.00 USD 1/20/25 30 660,000 (62,584)
Hilton Worldwide Holdings, Inc. Barclays Bank Call 230.00 USD 1/20/25 30 690,000 (43,158)
Ingersoll Rand, Inc. Bank of America Call 100.00 USD 12/20/24 48 480,000 (22,857)
Ingersoll Rand, Inc. Bank of America Call 105.00 USD 12/20/24 48 504,000 (14,300)
Intercontinental Exchange, Inc. Citigroup Call 125.00 USD 1/17/25 90 1,125,000 (336,901)
Intercontinental Exchange, Inc. Citigroup Call 130.00 USD 1/17/25 90 1,170,000 (293,742)
Intercontinental Exchange, Inc. Bank of America Call 140.00 USD 1/20/25 64 896,000 (149,483)
Intercontinental Exchange, Inc. Bank of America Call 145.00 USD 1/20/25 101 1,464,500 (191,737)
Intercontinental Exchange, Inc. Bank of America Call 155.00 USD 1/20/25 36 558,000 (39,990)
Intercontinental Exchange, Inc. Bank of America Call 165.00 USD 1/20/25 47 775,500 (23,668)
Intuit, Inc. Bank of America Call 700.00 USD 1/20/25 6 420,000 (7,433)
Intuit, Inc. Bank of America Call 740.00 USD 1/20/25 6 444,000 (3,775)
KKR & Co., Inc. Citigroup Call 115.00 USD 1/20/25 48 552,000 (96,634)
KKR & Co., Inc. Citigroup Call 120.00 USD 1/20/25 48 576,000 (78,737)
KKR & Co., Inc. Citigroup Call 130.00 USD 1/20/25 48 624,000 (47,996)
KKR & Co., Inc. Citigroup Call 120.00 USD 1/19/26 18 216,000 (49,053)
KKR & Co., Inc. Citigroup Call 125.00 USD 1/19/26 18 225,000 (43,773)
KKR & Co., Inc. Citigroup Call 130.00 USD 1/19/26 18 234,000 (38,803)
Marsh & McLennan Cos., Inc. Goldman Sachs Call 210.00 USD 12/20/24 114 2,394,000 (199,421)
Mastercard , Inc. JPMorgan Chase Call 480.00 USD 1/20/25 17 816,000 (55,758)
Mastercard , Inc. JPMorgan Chase Call 490.00 USD 1/20/25 23 1,127,000 (60,822)
Mastercard , Inc. JPMorgan Chase Call 500.00 USD 1/20/25 16 800,000 (33,281)
Mastercard , Inc. JPMorgan Chase Call 515.00 USD 1/20/25 6 309,000 (8,309)
McDonald's Corp. UBS Call 320.00 USD 1/20/25 43 1,376,000 (28,064)
McDonald's Corp. UBS Call 325.00 USD 1/20/25 42 1,365,000 (21,077)
McDonald's Corp. UBS Call 330.00 USD 1/20/25 43 1,419,000 (16,449)
McKesson Corp. Goldman Sachs Call 600.00 USD 1/20/25 19 1,140,000 (4,534)
McKesson Corp. Goldman Sachs Call 620.00 USD 1/20/25 19 1,178,000 (2,600)
McKesson Corp. UBS Call 620.00 USD 1/20/25 47 2,914,000 (6,432)
McKesson Corp. Goldman Sachs Call 640.00 USD 1/20/25 4 256,000 (310)
McKesson Corp. Goldman Sachs Call 680.00 USD 1/20/25 3 204,000 (72)
Meta Platforms, Inc. Bank of America Call 590.00 USD 1/20/25 12 708,000 (46,406)
Microsoft Corp. Wells Fargo Call 465.00 USD 1/20/25 24 1,116,000 (23,447)
New Linde plc Wells Fargo Call 460.00 USD 1/17/25 76 3,496,000 (242,375)
New Linde plc Wells Fargo Call 480.00 USD 1/17/25 45 2,160,000 (85,636)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2024 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
New Linde plc Wells Fargo Call 440.00 USD 1/20/25 21 $ 924,000 $ (99,327)
New Linde plc Wells Fargo Call 450.00 USD 1/20/25 40 1,800,000 (157,379)
New Linde plc Wells Fargo Call 470.00 USD 1/20/25 17 799,000 (42,609)
New Linde plc Wells Fargo Call 485.00 USD 1/20/25 12 582,000 (19,636)
Northrop Grumman Corp. Barclays Bank Call 490.00 USD 1/20/25 50 2,450,000 (259,749)
Roper Technologies, Inc. Citigroup Call 580.00 USD 12/20/24 26 1,508,000 (28,871)
Roper Technologies, Inc. Citigroup Call 600.00 USD 12/20/24 36 2,160,000 (20,780)
Roper Technologies, Inc. Citigroup Call 620.00 USD 12/20/24 28 1,736,000 (8,602)
Roper Technologies, Inc. Citigroup Call 640.00 USD 12/20/24 10 640,000 (1,615)
RTX Corp. Goldman Sachs Call 115.00 USD 1/20/25 48 552,000 (48,349)
RTX Corp. Goldman Sachs Call 120.00 USD 1/20/25 48 576,000 (32,907)
RTX Corp. Goldman Sachs Call 125.00 USD 1/20/25 30 375,000 (13,050)
RTX Corp. Goldman Sachs Call 130.00 USD 1/20/25 30 390,000 (7,858)
Teledyne Technologies, Inc. Goldman Sachs Call 430.00 USD 12/20/24 1 43,000 (2,420)
Teledyne Technologies, Inc. Goldman Sachs Call 440.00 USD 12/20/24 3 132,000 (5,381)
Teledyne Technologies, Inc. Goldman Sachs Call 450.00 USD 12/20/24 1 45,000 (1,326)
Teledyne Technologies, Inc. Goldman Sachs Call 460.00 USD 12/20/24 3 138,000 (3,011)
Thermo Fisher Scientific, Inc. JPMorgan Chase Call 650.00 USD 1/20/25 19 1,235,000 (38,694)
Thermo Fisher Scientific, Inc. JPMorgan Chase Call 670.00 USD 1/20/25 12 804,000 (16,343)
UnitedHealth Group, Inc. Citigroup Call 580.00 USD 1/20/25 44 2,552,000 (175,513)
UnitedHealth Group, Inc. JPMorgan Chase Call 600.00 USD 1/20/25 52 3,120,000 (154,167)
Veralto Corp. UBS Call 110.00 USD 1/20/25 34 374,000 (22,306)
Veralto Corp. UBS Call 115.00 USD 1/20/25 49 563,500 (18,729)
Veralto Corp. UBS Call 120.00 USD 1/20/25 15 180,000 (2,887)
Visa, Inc. Goldman Sachs Call 300.00 USD 1/20/25 36 1,080,000 (14,068)
Visa, Inc. Goldman Sachs Call 305.00 USD 1/20/25 27 823,500 (7,846)
Visa, Inc. Goldman Sachs Call 310.00 USD 1/20/25 27 837,000 (5,764)
Visa, Inc. Goldman Sachs Call 315.00 USD 1/20/25 27 850,500 (4,198)
Waste Connections, Inc. Citigroup Call 175.00 USD 12/20/24 24 420,000 (22,930)
Waste Connections, Inc. Citigroup Call 180.00 USD 12/20/24 24 432,000 (15,596)
Waste Connections, Inc. Citigroup Call 195.00 USD 12/20/24 12 234,000 (1,654)
Waste Connections, Inc. Citigroup Call 200.00 USD 12/20/24 12 240,000 (914)
Yum! Brands, Inc. Wells Fargo Call 140.00 USD 1/20/25 56 784,000 (34,020)
Yum! Brands, Inc. JPMorgan Chase Call 145.00 USD 1/20/25 63 913,500 (22,604)
Yum! Brands, Inc. Wells Fargo Call 145.00 USD 1/20/25 160 2,320,000 (57,407)
Yum! Brands, Inc. JPMorgan Chase Call 150.00 USD 1/20/25 139 2,085,000 (27,488)
Yum! Brands, Inc. Wells Fargo Call 150.00 USD 1/20/25 92 1,380,000 (18,193)
Total (Premiums $3,523,797) $ (5,952,111)
(a) Notional amount is expressed as the number of contracts multiplied by the contract size multiplied by the strike price of the underlying asset.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)

1. Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the International Index Fund (the “Fund”) via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of September 30, 2024, the
Fund’s aggregate investment in the Subsidiary was $1, representing less than 0.01% of the Fund’s net assets. The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund. All intercompany transactions have been eliminated.
2. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At September 30, 2024, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/24
Shares
as of
09/30/24
AZL International Index Fund
Allianz SE, Registered Shares $ 8,264,578 $ 516,525 $ (987,758) $ 332,363 $ 1,479,639 $ 9,605,347 29,277
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/24
Shares
as of
09/30/24
AZL Moderate Index Strategy
Fund
AZL Enhanced Bond Index Fund $ 565,006,998 $ 10,705,053 $ (47,778,706) $ (7,872,193) $ 32,219,566 $ 552,280,718 53,828,530
AZL International Index Fund,
Class 2 215,889,716 19,540,000 (29,308,105) (1,240,041) 28,499,649 233,381,219 11,889,008
AZL Mid Cap Index Fund, Class 2. 128,616,815 — (88,435,414) (15,356,310) 23,159,254 47,984,345 1,996,021
AZL S&P 500 Index Fund, Class 2 449,516,866 78,520,000 (96,055,366) (3,819,720) 102,694,516 530,856,296 21,632,286
AZL Small Cap Stock Index Fund,
Class 2 64,890,781 — (29,979,402) (12,935,903) 14,245,685 36,221,161 2,721,349
$ 1,423,921,176 $ 108,765,053 $ (291,556,993) $ (41,224,167) $ 200,818,670
$ 1,400,723,739
92,067,194
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/24
Shares
as of
09/30/24
AZL MSCI Global Equity Index
Fund
Allianz SE, Registered Shares $ 697,572 $ — $ (118,121) $ 17,462 $ 127,171 $ 724,084 2,207
BlackRock Finance, Inc. 784,199 — (99,924) (7,389) 122,601 799,487 842
$ 1,481,771 $ — $ (218,045) $ 10,073 $ 249,772
$ 1,523,571
3,049
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/24
Shares
as of
09/30/24
AZL Russell 1000 Value Index
Fund
BlackRock Finance, Inc. $ 3,907,193 $ — $ (657,894) $ 226,924 $ 310,423 $ 3,786,646 3,988
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/24
Shares
as of
09/30/24
AZL S&P 500 Index Fund
Blackrock Finance, Inc. $ 7,298,082 $ 664,845 $ (1,241,946) $ 470,585 $ 740,641 $ 7,932,207 8,354

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)

3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2024 are identified below.
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
Security
Acquisition
Date(a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A,
Series 2022-NXSS, 7.28%, 9/15/39 3/16/23 $ 1,494,375 1,500,000 $ 1,500, 676 0.05%
Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A, 6.49%,
10/26/24 3/16/23 860,125 1,000,000 995,705 0.03%
Security
Acquisition
Date(a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Acuris Finance U.S., Inc./ Acuris Finance SARL, 9.00%, 8/1/29,
Callable 8/1/26 @ 104.50 7/25/24 $ 120,000 120,000 $ 120,450 0.01%
Finastra US TL, 12.10%, 9/13/29 9/22/23 320,606 325,718 325,718 0.02%
Mesquite Energy, Inc., 7.25%, 2/15/23 10/30/18 256,808 278,000 – 0.00%
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Acuris Finance U.S., Inc./ Acuris Finance SARL, 9.00%, 8/1/29,
Callable 8/1/26 @ 104.50 7/25/24 $ 20,000 20,000 $ 20,075 0.01%
Finastra US TL, 12.10%, 9/13/29 9/22/23 52,407 53,476 53,476 0.04%
Mesquite Energy, Inc., 7.25%, 2/15/23 10/30/18 376,933 408,000 – 0.00%
(a) Acquisition date represents the initial purchase date of the security.